NVIT American Funds Asset Allocation Fund - September 30, 2021 (Unaudited) - Statement of Investments - 1
Investment Company 100.1%
Shares Value ($)
Balanced Fund 100.1%
American Funds Asset
Allocation Fund, Class 1(a) 268,824,084 7,481,374,250
Total Investment Company
(cost $5,037,443,364) 7,481,374,250
Total Investments
(cost $5,037,443,364) — 100.1% 7,481,374,250
Liabilities in excess of other assets — (0.1)% (4,155,572)
NET ASSETS — 100.0%
$ 7,477,218,678
(a) Investment in master fund.

2 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT American Funds Asset Allocation Fund
NVIT American Funds Asset Allocation Fund (“the Fund”)
operates as a “feeder fund,” which means that the Fund does
not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the
American Funds Asset Allocation Fund (the “Master Fund”),
a series of the American Funds Insurance Series
®
, which
invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in
which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and
financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2021, 100% of the market value of the
Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 3
Investment Company 100.1%
Shares Value ($)
Fixed Income Fund 100.1%
American Funds Bond Fund,
Class 1(a) 354,137,959 4,015,924,451
Total Investment Company
(cost $3,907,043,179)
4,015,924,451
Total Investments
(cost $3,907,043,179) — 100.1%
4,015,924,451
Liabilities in excess of other
assets — (0.1)% (2,176,706)
NET ASSETS — 100.0%
$ 4,013,747,745
(a) Investment in master fund.

4 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT American Funds Bond Fund
NVIT American Funds Bond Fund (“the Fund”) operates as a
“feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and
concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American
Funds Bond Fund (the “Master Fund”), a series of the American
Funds Insurance Series
®
, which invests directly in individual
securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2021, 100% of the market value of the
Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Global Growth Fund - September 30, 2021 (Unaudited) - Statement of Investments - 5
Investment Company 100.1%
Shares Value ($)
Equity Fund 100.1%
American Funds Global
Growth Fund, Class 1(a) 13,902,649 605,043,276
Total Investment Company
(cost $385,312,692) 605,043,276
Total Investments
(cost $385,312,692) — 100.1% 605,043,276
Liabilities in excess of other assets — (0.1)% (409,643)
NET ASSETS — 100.0%
$ 604,633,633
(a) Investment in master fund.

6 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT American Funds Global Growth Fund
NVIT American Funds Global Growth Fund (“the Fund”)
operates as a “feeder fund,” which means that the Fund does
not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the
American Funds Global Growth Fund (the “Master Fund”),
a series of the American Funds Insurance Series
®
, which
invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in
which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and
financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2021, 100% of the market value of the
Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Growth Fund - September 30, 2021 (Unaudited) - Statement of Investments - 7
Investment Company 100.1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth Fund,
Class 1(a) 11,990,791 1,423,546,658
Total Investment Company
(cost $975,648,135) 1,423,546,658
Total Investments
(cost $975,648,135) — 100.1% 1,423,546,658
Liabilities in excess of other assets — (0.1)% (816,465)
NET ASSETS — 100.0%
$ 1,422,730,193
(a) Investment in master fund.

8 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT American Funds Growth Fund
NVIT American Funds Growth Fund (“the Fund”) operates
as a “feeder fund,” which means that the Fund does not
buy individual securities directly, and may have additional
investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the
American Funds Growth Fund (the “Master Fund”), a series of
the American Funds Insurance Series
®
, which invests directly
in individual securities. The Fund therefore has the same
objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2021, 100% of the market value of the
Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Growth-Income Fund - September 30, 2021 (Unaudited) - Statement of Investments - 9
Investment Company 100.1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth-
Income Fund, Class 1(a) 67,829,383 4,246,797,664
Total Investment Company
(cost $2,966,259,275) 4,246,797,664
Total Investments
(cost $2,966,259,275) — 100.1% 4,246,797,664
Liabilities in excess of other assets — (0.1)% (2,356,191)
NET ASSETS — 100.0%
$ 4,244,441,473
(a) Investment in master fund.

10 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT American Funds Growth-Income Fund
NVIT American Funds Growth-Income Fund (“the Fund”)
operates as a “feeder fund,” which means that the Fund does
not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the
American Funds Growth-Income Fund (the “Master Fund”),
a series of the American Funds Insurance Series
®
, which
invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in
which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and
financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2021, 100% of the market value of the
Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Aggressive Fund - September 30, 2021 (Unaudited) - Statement of Investments - 1
Investment Companies 92.0%
Shares Value ($)
Equity Funds 85.0%
NVIT Emerging Markets Fund,
Class Y(a) 1,694,344 23,907,195
NVIT International Index Fund,
Class Y(a) 7,753,641 86,530,638
NVIT Mid Cap Index Fund, Class
Y(a) 2,319,835 60,338,901
NVIT S&P 500 Index Fund,
Class Y(a) 5,661,408 145,781,258
NVIT Small Cap Index Fund,
Class Y(a) 479,947 4,890,659
Total Equity Funds
(cost $224,576,767) 321,448,651
Fixed Income Funds 7.0%
Nationwide Core Plus Bond
Fund, Class R6(a) 1,292,392 13,686,427
NVIT Bond Index Fund, Class
Y(a) 1,164,099 12,746,883
Total Fixed Income Funds
(cost $25,665,873) 26,433,310
Total Investment Companies
(cost $250,242,640) 347,881,961
Exchange Traded Funds 7.0%
Equity Funds 6.1%
iShares Core MSCI Emerging
Markets ETF 60,456 3,733,763
iShares Core S&P Small-Cap
ETF 26,533 2,897,138
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 300,356 12,017,033
Nationwide Risk-Based
International Equity ETF(a) 160,177 4,487,871
Total Equity Funds
(cost $17,742,457) 23,135,805
Fixed Income Fund 0.9%
iShares 7-10 Year Treasury Bond
ETF(b) 30,416 3,504,532
Total Fixed Income Funds
(cost  $3,593,797) 3,504,532
Total Exchange Traded Funds
(cost $21,336,254) 26,640,337
Investment Contract 1.0%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 3,708,365 3,708,365
Total Investment Contract
(cost $3,708,365) 3,708,365
Repurchase Agreements 0.7%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021, repurchase
price $582,181,
collateralized by U.S.
Government Agency
Securities, ranging from
0.44% - 6.00%, maturing
5/1/2024 - 7/20/2071; total
market value $593,824.(d) 582,180 582,180
CF Secured, LLC, 0.06%,
dated 9/30/2021, due
10/1/2021, repurchase price
$1,000,002, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.38% -
4.50%, maturing 4/15/2024
- 8/15/2051; total market
value $1,020,002.(d) 1,000,000 1,000,000
NatWest Markets Securities,
Inc., 0.05%, dated
9/28/2021, due 10/5/2021,
repurchase price
$1,000,010, collateralized by
U.S. Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
10/15/2021 - 2/15/2044;
total market value
$1,020,003.(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $2,582,180) 2,582,180
Total Investments
(cost $277,869,439) — 100.7% 380,812,843
Liabilities in excess of other assets — (0.7)% (2,824,236)
NET ASSETS — 100.0% $ 377,988,607

2 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Investor Destinations Aggressive Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $2,532,075, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $2,582,180.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$2,582,180.
ETF Exchange Traded Fund

NVIT Investor Destinations Aggressive Fund - September 30, 2021 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 26,640,337 $ – $ – $ 26,640,337
Investment Companies 347,881,961 – – 347,881,961
Investment Contract – – 3,708,365 3,708,365
Repurchase Agreements – 2,582,180 – 2,582,180
Total $ 374,522,298 $ 2,582,180 $ 3,708,365 $ 380,812,843
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

4 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Investor Destinations Aggressive Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2020 $ 6,337,026 $ 6,337,026
Purchases
*
498,555 498,555
Sales (3,127,216) (3,127,216)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2021 $ 3,708,365 $ 3,708,365
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Balanced Fund - September 30, 2021 (Unaudited) - Statement of Investments - 5
Investment Companies 83.8%
Shares Value ($)
Equity Funds 49.8%
NVIT Emerging Markets Fund,
Class Y(a) 3,806,907 53,715,452
NVIT International Index Fund,
Class Y(a) 21,117,182 235,667,753
NVIT Mid Cap Index Fund, Class
Y(a) 3,841,165 99,908,698
NVIT S&P 500 Index Fund,
Class Y(a) 15,879,335 408,892,879
NVIT Small Cap Index Fund,
Class Y(a) 156,532 1,595,059
Total Equity Funds
(cost $554,441,799) 799,779,841
Fixed Income Funds 34.0%
Nationwide Core Plus Bond
Fund, Class R6(a) 11,452,434 121,281,279
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 566,277 6,308,321
NVIT Bond Index Fund, Class
Y(a) 32,357,541 354,315,074
NVIT Short Term Bond Fund,
Class Y(a) 6,036,581 63,021,909
Total Fixed Income Funds
(cost $531,638,369) 544,926,583
Total Investment Companies
(cost $1,086,080,168) 1,344,706,424
Exchange Traded Funds 5.9%
Equity Funds 3.4%
iShares Core S&P Small-Cap
ETF(b) 232,753 25,414,300
Nationwide Risk-Based
International Equity ETF(a) 408,379 11,442,044
Nationwide Risk-Based U.S.
Equity ETF(a) 442,979 16,938,144
Total Equity Funds
(cost $47,170,793) 53,794,488
Fixed Income Funds 2.5%
iShares 20+ Year Treasury Bond
ETF(b) 41,205 5,946,706
iShares 7-10 Year Treasury Bond
ETF(b) 302,792 34,887,694
Total Fixed Income Funds
(cost $42,423,073) 40,834,400
Total Exchange Traded Funds
(cost $89,593,866) 94,628,888
Investment Contract 10.4%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 167,813,370 167,813,370
Total Investment Contract
(cost $167,813,370) 167,813,370
Repurchase Agreements 2.3%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021, repurchase
price $3,483,163,
collateralized by U.S.
Government Agency
Securities, ranging from
0.44% - 6.00%, maturing
5/1/2024 - 7/20/2071; total
market value $3,552,820.(d) 3,483,157 3,483,157
CF Secured, LLC, 0.06%,
dated 9/30/2021, due
10/1/2021, repurchase price
$21,000,033, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.38% -
4.50%, maturing 4/15/2024
- 8/15/2051; total market
value $21,420,033.(d) 21,000,000 21,000,000
NatWest Markets Securities,
Inc., 0.05%, dated
9/28/2021, due 10/5/2021,
repurchase price
$3,000,030, collateralized by
U.S. Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
10/15/2021 - 2/15/2044;
total market value
$3,060,009.(d) 3,000,000 3,000,000
NatWest Markets Securities,
Inc., 0.05%, dated
9/30/2021, due 10/7/2021,
repurchase price
$5,000,049, collateralized by
U.S. Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
10/15/2021 - 2/15/2044;
total market value
$5,100,008.(d) 5,000,000 5,000,000

6 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Investor Destinations Balanced Fund
  Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 0.08%,
dated 9/30/2021, due
10/1/2021, repurchase price
$5,000,012, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.26% -
8.50%, maturing 10/4/2021
- 8/20/2071; total market
value $5,100,002.(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $37,483,157) 37,483,157
Total Investments
(cost $1,380,970,561) — 102.4% 1,644,631,839
Liabilities in excess of other assets — (2.4)% (38,312,077)
NET ASSETS — 100.0% $ 1,606,319,762
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $46,741,105, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $37,483,157 and by
$10,748,750 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 10/7/2021 –
8/15/2050, a total value of $48,231,907.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$37,483,157.
ETF Exchange Traded Fund

NVIT Investor Destinations Balanced Fund - September 30, 2021 (Unaudited) - Statement of Investments - 7
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 94,628,888 $ – $ – $ 94,628,888
Investment Companies 1,344,706,424 – – 1,344,706,424
Investment Contract – – 167,813,370 167,813,370
Repurchase Agreements – 37,483,157 – 37,483,157
Total $ 1,439,335,312 $ 37,483,157 $ 167,813,370 $ 1,644,631,839
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

8 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Investor Destinations Balanced Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2020 $ 184,951,846 $ 184,951,846
Purchases
*
5,500,116 5,500,116
Sales (22,638,592) (22,638,592)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2021 $ 167,813,370 $ 167,813,370
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Capital Appreciation Fund - September 30, 2021 (Unaudited) - Statement of Investments - 9
Investment Companies 87.4%
Shares Value ($)
Equity Funds 66.5%
NVIT Emerging Markets Fund,
Class Y(a) 4,295,330 60,607,102
NVIT International Index Fund,
Class Y(a) 23,242,707 259,388,612
NVIT Mid Cap Index Fund, Class
Y(a) 4,923,556 128,061,685
NVIT S&P 500 Index Fund,
Class Y(a) 20,472,045 527,155,164
NVIT Small Cap Index Fund,
Class Y(a) 71,745 731,078
Total Equity Funds
(cost $588,285,950) 975,943,641
Fixed Income Funds 20.9%
Nationwide Core Plus Bond
Fund, Class R6(a) 6,284,052 66,548,113
NVIT Bond Index Fund, Class
Y(a) 19,244,964 210,732,361
NVIT Short Term Bond Fund,
Class Y(a) 2,702,126 28,210,194
Total Fixed Income Funds
(cost $296,676,838) 305,490,668
Total Investment Companies
(cost $884,962,788) 1,281,434,309
Exchange Traded Funds 9.3%
Equity Funds 6.6%
iShares Core S&P Small-Cap
ETF(b) 279,595 30,528,978
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 1,390,878 55,648,055
Nationwide Risk-Based
International Equity ETF(a) 369,852 10,362,588
Total Equity Funds
(cost $75,223,673) 96,539,621
Fixed Income Funds 2.7%
iShares 20+ Year Treasury Bond
ETF(b) 174,144 25,132,462
iShares 7-10 Year Treasury Bond
ETF(b) 130,920 15,084,602
Total Fixed Income Funds
(cost $42,830,505) 40,217,064
Total Exchange Traded Funds
(cost $118,054,178) 136,756,685
Investment Contract 3.4%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 50,089,801 50,089,801
Total Investment Contract
(cost $50,089,801) 50,089,801
Repurchase Agreements 2.2%
Principal
Amount ($) Value ($)
BofA Securities, Inc., 0.05%,
dated 9/30/2021, due
10/1/2021, repurchase price
$3,000,005, collateralized by
U.S. Government Treasury
Securities, 1.63%, maturing
5/15/2031; total market
value $3,060,002.(d) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021, repurchase
price $6,281,548,
collateralized by U.S.
Government Agency
Securities, ranging from
0.44% - 6.00%, maturing
5/1/2024 - 7/20/2071; total
market value $6,407,169.(d) 6,281,538 6,281,538
CF Secured, LLC, 0.06%,
dated 9/30/2021, due
10/1/2021, repurchase price
$5,000,008, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.38% -
4.50%, maturing 4/15/2024
- 8/15/2051; total market
value $5,100,008.(d) 5,000,000 5,000,000
NatWest Markets Securities,
Inc., 0.05%, dated
9/28/2021, due 10/5/2021,
repurchase price
$3,000,030, collateralized by
U.S. Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
10/15/2021 - 2/15/2044;
total market value
$3,060,009.(d) 3,000,000 3,000,000
NatWest Markets Securities,
Inc., 0.05%, dated
9/30/2021, due 10/7/2021,
repurchase price
$5,000,049, collateralized by
U.S. Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
10/15/2021 - 2/15/2044;
total market value
$5,100,008.(d) 5,000,000 5,000,000

10 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
  Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 0.08%,
dated 9/30/2021, due
10/1/2021, repurchase price
$10,000,023, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.26% -
8.50%, maturing 10/4/2021
- 8/20/2071; total market
value $10,200,005.(d) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $32,281,538) 32,281,538
Total Investments
(cost $1,085,388,305) — 102.3% 1,500,562,333
Liabilities in excess of other assets — (2.3)% (33,066,264)
NET ASSETS — 100.0% $ 1,467,496,069
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $38,970,401, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $32,281,538 and by
$7,493,471 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 3.88%, and maturity dates ranging from 10/7/2021 –
2/15/2049, a total value of $39,775,009.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$32,281,538.
ETF Exchange Traded Fund

NVIT Investor Destinations Capital Appreciation Fund - September 30, 2021 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 136,756,685 $ – $ – $ 136,756,685
Investment Companies 1,281,434,309 – – 1,281,434,309
Investment Contract – – 50,089,801 50,089,801
Repurchase Agreements – 32,281,538 – 32,281,538
Total $ 1,418,190,994 $ 32,281,538 $ 50,089,801 $ 1,500,562,333
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

12 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2020 $ 61,484,744 $ 61,484,744
Purchases
*
1,102,058 1,102,058
Sales (12,497,001) (12,497,001)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2021 $ 50,089,801 $ 50,089,801
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Conservative Fund - September 30, 2021 (Unaudited) - Statement of Investments - 13
Investment Companies 73.3%
Shares Value ($)
Equity Funds 19.2%
NVIT Emerging Markets Fund,
Class Y(a) 756,244 10,670,596
NVIT International Index Fund,
Class Y(a) 3,849,145 42,956,457
NVIT Mid Cap Index Fund, Class
Y(a) 488,093 12,695,304
NVIT S&P 500 Index Fund,
Class Y(a) 2,692,961 69,343,749
NVIT Small Cap Index Fund,
Class Y(a) 156,538 1,595,122
Total Equity Funds
(cost $97,543,086) 137,261,228
Fixed Income Funds 54.1%
Nationwide Core Plus Bond
Fund, Class R6(a) 7,256,488 76,846,212
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 3,248,395 36,187,116
NVIT Bond Index Fund, Class
Y(a) 19,064,221 208,753,215
NVIT Short Term Bond Fund,
Class Y(a) 6,094,173 63,623,168
Total Fixed Income Funds
(cost $371,048,055) 385,409,711
Total Investment Companies
(cost $468,591,141) 522,670,939
Exchange Traded Funds 8.7%
Equity Funds 2.5%
iShares Core MSCI Emerging
Markets ETF 25,229 1,558,143
iShares Core S&P Small-Cap
ETF(b) 22,630 2,470,970
Nationwide Risk-Based
International Equity ETF(a) 197,449 5,532,165
Nationwide Risk-Based U.S.
Equity ETF(a) 210,754 8,058,580
Total Equity Funds
(cost $13,914,300) 17,619,858
Fixed Income Funds 6.2%
iShares 20+ Year Treasury Bond
ETF(b) 97,943 14,135,133
iShares 7-10 Year Treasury Bond
ETF(b) 259,690 29,921,482
Total Fixed Income Funds
(cost $46,197,529) 44,056,615
Total Exchange Traded Funds
(cost $60,111,829) 61,676,473
Investment Contract 18.1%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 129,060,392 129,060,392
Total Investment Contract
(cost $129,060,392) 129,060,392
Repurchase Agreements 4.4%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021, repurchase
price $14,180,068,
collateralized by U.S.
Government Agency
Securities, ranging from
0.44% - 6.00%, maturing
5/1/2024 - 7/20/2071; total
market value $14,463,646.
(d) 14,180,046 14,180,046
CF Secured, LLC, 0.06%,
dated 9/30/2021, due
10/1/2021, repurchase price
$2,500,004, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.38% -
4.50%, maturing 4/15/2024
- 8/15/2051; total market
value $2,550,004.(d) 2,500,000 2,500,000
Pershing LLC, 0.08%,
dated 9/30/2021, due
10/1/2021, repurchase price
$15,000,034, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.26% -
8.50%, maturing 10/4/2021
- 8/20/2071; total market
value $15,300,007.(d) 15,000,000 15,000,000
Total Repurchase Agreements
(cost $31,680,046) 31,680,046
Total Investments
(cost $689,443,408) — 104.5% 745,087,850
Liabilities in excess of other assets — (4.5)% (32,061,945)
NET ASSETS — 100.0% $ 713,025,905

14 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Investor Destinations Conservative Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $40,986,402, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $31,680,046 and by
$10,190,147 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 3.88%, and maturity dates ranging from 10/7/2021 –
2/15/2049, a total value of $41,870,193.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$31,680,046.
ETF Exchange Traded Fund

NVIT Investor Destinations Conservative Fund - September 30, 2021 (Unaudited) - Statement of Investments - 15
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 61,676,473 $ – $ – $ 61,676,473
Investment Companies 522,670,939 – – 522,670,939
Investment Contract – – 129,060,392 129,060,392
Repurchase Agreements – 31,680,046 – 31,680,046
Total $ 584,347,412 $ 31,680,046 $ 129,060,392 $ 745,087,850
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

16 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Investor Destinations Conservative Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2020 $ 157,352,769 $ 157,352,769
Purchases
*
10,687,227 10,687,227
Sales (38,979,604) (38,979,604)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2021 $ 129,060,392 $ 129,060,392
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderate Fund - September 30, 2021 (Unaudited) - Statement of Investments - 17
Investment Companies 86.8%
Shares Value ($)
Equity Funds 59.9%
NVIT Emerging Markets Fund,
Class Y(a) 7,308,432 103,121,974
NVIT International Index Fund,
Class Y(a) 37,262,810 415,852,959
NVIT Mid Cap Index Fund, Class
Y(a) 6,804,822 176,993,431
NVIT S&P 500 Index Fund,
Class Y(a) 29,818,154 767,817,464
NVIT Small Cap Index Fund,
Class Y(a) 178,007 1,813,890
Total Equity Funds
(cost $885,368,532) 1,465,599,718
Fixed Income Funds 26.9%
Nationwide Core Plus Bond
Fund, Class R6(a) 14,953,273 158,355,165
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 829,908 9,245,179
NVIT Bond Index Fund, Class
Y(a) 40,427,614 442,682,378
NVIT Short Term Bond Fund,
Class Y(a) 4,548,495 47,486,285
Total Fixed Income Funds
(cost $641,066,986) 657,769,007
Total Investment Companies
(cost $1,526,435,518) 2,123,368,725
Exchange Traded Funds 6.4%
Equity Funds 3.4%
iShares Core S&P Small-Cap
ETF(b) 354,895 38,750,985
Nationwide Risk-Based
International Equity ETF(a) 621,014 17,399,694
Nationwide Risk-Based U.S.
Equity ETF(a) 675,753 25,838,700
Total Equity Funds
(cost $71,890,028) 81,989,379
Fixed Income Funds 3.0%
iShares 20+ Year Treasury Bond
ETF(b) 186,360 26,895,475
iShares 7-10 Year Treasury Bond
ETF(b) 405,787 46,754,778
Total Fixed Income Funds
(cost $77,211,916) 73,650,253
Total Exchange Traded Funds
(cost $149,101,944) 155,639,632
Investment Contract 6.9%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 168,647,076 168,647,076
Total Investment Contract
(cost $168,647,076) 168,647,076
Repurchase Agreements 3.4%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021, repurchase
price $5,101,491,
collateralized by U.S.
Government Agency
Securities, ranging from
0.44% - 6.00%, maturing
5/1/2024 - 7/20/2071; total
market value $5,203,512.(d) 5,101,483 5,101,483
CF Secured, LLC, 0.06%,
dated 9/30/2021, due
10/1/2021, repurchase price
$20,000,031, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.38% -
4.50%, maturing 4/15/2024
- 8/15/2051; total market
value $20,400,031.(d) 20,000,000 20,000,000
NatWest Markets Securities,
Inc., 0.05%, dated
9/28/2021, due 10/5/2021,
repurchase price
$13,000,127, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.25% - 3.88%,
maturing 10/15/2021 -
2/15/2044; total market
value $13,260,041.(d) 13,000,000 13,000,000
NatWest Markets Securities,
Inc., 0.05%, dated
9/30/2021, due 10/7/2021,
repurchase price
$23,000,224, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.25% - 3.88%,
maturing 10/15/2021 -
2/15/2044; total market
value $23,460,039.(d) 23,000,000 23,000,000

18 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Investor Destinations Moderate Fund
  Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 0.08%,
dated 9/30/2021, due
10/1/2021, repurchase price
$23,000,052, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.26% -
8.50%, maturing 10/4/2021
- 8/20/2071; total market
value $23,460,010.(d) 23,000,000 23,000,000
Total Repurchase Agreements
(cost $84,101,483) 84,101,483
Total Investments
(cost $1,928,286,021) — 103.5% 2,531,756,916
Liabilities in excess of other assets — (3.5)% (85,473,548)
NET ASSETS — 100.0% $ 2,446,283,368
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $96,631,770, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $84,101,483 and by
$15,088,240 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 10/7/2021 –
8/15/2050, a total value of $99,189,723.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$84,101,483.
ETF Exchange Traded Fund

NVIT Investor Destinations Moderate Fund - September 30, 2021 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 155,639,632 $ – $ – $ 155,639,632
Investment Companies 2,123,368,725 – – 2,123,368,725
Investment Contract – – 168,647,076 168,647,076
Repurchase Agreements – 84,101,483 – 84,101,483
Total $ 2,279,008,357 $ 84,101,483 $ 168,647,076 $ 2,531,756,916
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

20 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Investor Destinations Moderate Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
6 ko chalegi
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2020 $ 203,856,898 $ 203,856,898
Purchases
*
4,709,753 4,709,753
Sales (39,919,575) (39,919,575)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2021 $ 168,647,076 $ 168,647,076
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderately Aggressive Fund - September 30, 2021 (Unaudited) - Statement of Investments - 21
Investment Companies 89.2%
Shares Value ($)
Equity Funds 74.3%
NVIT Emerging Markets Fund,
Class Y(a) 4,162,502 58,732,903
NVIT International Index Fund,
Class Y(a) 20,474,167 228,491,698
NVIT Mid Cap Index Fund, Class
Y(a) 5,581,682 145,179,543
NVIT S&P 500 Index Fund,
Class Y(a) 16,932,029 435,999,752
NVIT Small Cap Index Fund,
Class Y(a) 261,366 2,663,320
Total Equity Funds
(cost $526,605,219) 871,067,216
Fixed Income Funds 14.9%
Nationwide Core Plus Bond
Fund, Class R6(a) 4,996,994 52,918,168
NVIT Bond Index Fund, Class
Y(a) 11,062,451 121,133,835
Total Fixed Income Funds
(cost $169,480,062) 174,052,003
Total Investment Companies
(cost $696,085,281) 1,045,119,219
Exchange Traded Funds 9.1%
Equity Funds 7.9%
iShares Core MSCI Emerging
Markets ETF 214,790 13,265,430
iShares Core S&P Small-Cap
ETF(b) 195,591 21,356,581
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 1,058,582 42,353,125
Nationwide Risk-Based
International Equity ETF(a)(b) 560,034 15,691,145
Total Equity Funds
(cost $73,909,487) 92,666,281
Fixed Income Fund 1.2%
iShares 7-10 Year Treasury Bond
ETF(b) 128,605 14,817,868
Total Fixed Income Funds
(cost  $15,195,857) 14,817,868
Total Exchange Traded Funds
(cost $89,105,344) 107,484,149
Investment Contract 1.7%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 20,060,144 20,060,144
Total Investment Contract
(cost $20,060,144) 20,060,144
Repurchase Agreements 1.2%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021, repurchase
price $9,718,260,
collateralized by U.S.
Government Agency
Securities, ranging from
0.44% - 6.00%, maturing
5/1/2024 - 7/20/2071; total
market value $9,912,610.(d) 9,718,245 9,718,245
NatWest Markets Securities,
Inc., 0.05%, dated
9/28/2021, due 10/5/2021,
repurchase price
$4,000,039, collateralized by
U.S. Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
10/15/2021 - 2/15/2044;
total market value
$4,080,012.(d) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $13,718,245) 13,718,245
Total Investments
(cost $818,969,014) — 101.2% 1,186,381,757
Liabilities in excess of other assets — (1.2)% (14,402,474)
NET ASSETS — 100.0% $ 1,171,979,283
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $13,449,717, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $13,718,245.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$13,718,245.
ETF Exchange Traded Fund

22 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 107,484,149 $ – $ – $ 107,484,149
Investment Companies 1,045,119,219 – – 1,045,119,219
Investment Contract – – 20,060,144 20,060,144
Repurchase Agreements – 13,718,245 – 13,718,245
Total $ 1,152,603,368 $ 13,718,245 $ 20,060,144 $ 1,186,381,757
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Investor Destinations Moderately Aggressive Fund - September 30, 2021 (Unaudited) - Statement of Investments - 23
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2020 $ 29,228,167 $ 29,228,167
Purchases
*
774,508 774,508
Sales (9,942,531) (9,942,531)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2021 $ 20,060,144 $ 20,060,144
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
Investment Companies 79.5%
Shares Value ($)
Equity Funds 38.6%
NVIT Emerging Markets Fund,
Class Y(a) 803,636 11,339,301
NVIT International Index Fund,
Class Y(a) 7,793,664 86,977,286
NVIT Mid Cap Index Fund, Class
Y(a) 1,549,296 40,297,198
NVIT S&P 500 Index Fund,
Class Y(a) 6,128,188 157,800,848
NVIT Small Cap Index Fund,
Class Y(a) 617,316 6,290,454
Total Equity Funds
(cost $192,447,095) 302,705,087
Fixed Income Funds 40.9%
Nationwide Core Plus Bond
Fund, Class R6(a) 6,326,743 67,000,208
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,075,641 23,122,644
NVIT Bond Index Fund, Class
Y(a) 17,162,968 187,934,500
NVIT Short Term Bond Fund,
Class Y(a) 4,049,488 42,276,653
Total Fixed Income Funds
(cost $310,490,142) 320,334,005
Total Investment Companies
(cost $502,937,237) 623,039,092
Exchange Traded Funds 8.6%
Equity Funds 4.5%
iShares Core MSCI Emerging
Markets ETF 232,129 14,336,287
iShares Core S&P Small-Cap
ETF(b) 61,078 6,669,107
Nationwide Risk-Based
International Equity ETF(a) 206,071 5,773,739
Nationwide Risk-Based U.S.
Equity ETF(a) 223,362 8,540,670
Total Equity Funds
(cost $29,927,259) 35,319,803
Fixed Income Funds 4.1%
iShares 20+ Year Treasury Bond
ETF(b) 82,354 11,885,329
iShares 7-10 Year Treasury Bond
ETF(b) 171,640 19,776,361
Total Fixed Income Funds
(cost $33,290,098) 31,661,690
Total Exchange Traded Funds
(cost $63,217,357) 66,981,493
Investment Contract 11.9%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 93,581,884 93,581,884
Total Investment Contract
(cost $93,581,884) 93,581,884
Repurchase Agreements 1.2%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021, repurchase
price $3,409,449,
collateralized by U.S.
Government Agency
Securities, ranging from
0.44% - 6.00%, maturing
5/1/2024 - 7/20/2071; total
market value $3,477,632.(d) 3,409,443 3,409,443
CF Secured, LLC, 0.06%,
dated 9/30/2021, due
10/1/2021, repurchase price
$4,000,007, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.38% -
4.50%, maturing 4/15/2024
- 8/15/2051; total market
value $4,080,006.(d) 4,000,000 4,000,000
NatWest Markets Securities,
Inc., 0.05%, dated
9/28/2021, due 10/5/2021,
repurchase price
$2,000,020, collateralized by
U.S. Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
10/15/2021 - 2/15/2044;
total market value
$2,040,006.(d) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $9,409,443) 9,409,443
Total Investments
(cost $669,145,921) — 101.2% 793,011,912
Liabilities in excess of other assets — (1.2)% (9,790,184)
NET ASSETS — 100.0% $ 783,221,728

NVIT Investor Destinations Moderately Conservative Fund - September 30, 2021 (Unaudited) - Statement of Investments - 25
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $25,055,752, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $9,409,443 and by
$16,463,973 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 10/7/2021 –
8/15/2050, a total value of $25,873,416.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$9,409,443.
ETF Exchange Traded Fund

26 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 66,981,493 $ – $ – $ 66,981,493
Investment Companies 623,039,092 – – 623,039,092
Investment Contract – – 93,581,884 93,581,884
Repurchase Agreements – 9,409,443 – 9,409,443
Total $ 690,020,585 $ 9,409,443 $ 93,581,884 $ 793,011,912
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Investor Destinations Moderately Conservative Fund - September 30, 2021 (Unaudited) - Statement of Investments - 27
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2020 $ 106,742,098 $ 106,742,098
Purchases
*
2,837,333 2,837,333
Sales (15,997,547) (15,997,547)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2021 $ 93,581,884 $ 93,581,884
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
Investment Companies 82.0%
Shares Value ($)
Equity Funds 56.5%
NVIT Emerging Markets Fund,
Class Y(a) 3,578,072 50,486,590
NVIT International Index Fund,
Class Y(a) 18,236,004 203,513,800
NVIT Mid Cap Index Fund, Class
Y(a) 3,317,883 86,298,130
NVIT S&P 500 Index Fund,
Class Y(a) 14,559,101 374,896,856
NVIT Small Cap Index Fund,
Class Y(a) 83,600 851,886
Total Equity Funds
(cost $515,597,302) 716,047,262
Fixed Income Funds 25.5%
Nationwide Core Plus Bond
Fund, Class R6(a) 7,363,209 77,976,382
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 418,951 4,667,115
NVIT Bond Index Fund, Class
Y(a) 19,906,860 217,980,117
NVIT Short Term Bond Fund,
Class Y(a) 2,231,518 23,297,050
Total Fixed Income Funds
(cost $313,869,787) 323,920,664
Total Investment Companies
(cost $829,467,089) 1,039,967,926
Exchange Traded Funds 5.8%
Equity Funds 3.1%
iShares Core S&P Small-Cap
ETF(b) 167,887 18,331,582
Nationwide Risk-Based
International Equity ETF(a) 292,170 8,186,077
Nationwide Risk-Based U.S.
Equity ETF(a) 315,853 12,077,240
Total Equity Funds
(cost $33,837,736) 38,594,899
Fixed Income Funds 2.7%
iShares 20+ Year Treasury Bond
ETF(b) 87,889 12,684,141
iShares 7-10 Year Treasury Bond
ETF(b) 191,847 22,104,611
Total Fixed Income Funds
(cost $36,522,187) 34,788,752
Total Exchange Traded Funds
(cost $70,359,923) 73,383,651
Investment Contract 6.5%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 82,700,978 82,700,978
Total Investment Contract
(cost $82,700,978) 82,700,978
Repurchase Agreements 2.8%
Principal
Amount ($) Value ($)
BofA Securities, Inc., 0.05%,
dated 9/30/2021, due
10/1/2021, repurchase price
$2,000,003, collateralized by
U.S. Government Treasury
Securities, 1.63%, maturing
5/15/2031; total market
value $2,040,001.(d) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021, repurchase
price $1,536,220,
collateralized by U.S.
Government Agency
Securities, ranging from
0.44% - 6.00%, maturing
5/1/2024 - 7/20/2071; total
market value $1,566,941.(d) 1,536,217 1,536,217
NatWest Markets Securities,
Inc., 0.05%, dated
9/30/2021, due 10/7/2021,
repurchase price
$25,000,244, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.25% - 3.88%,
maturing 10/15/2021 -
2/15/2044; total market
value $25,500,042.(d) 25,000,000 25,000,000
Pershing LLC, 0.08%,
dated 9/30/2021, due
10/1/2021, repurchase price
$7,000,016, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.26% -
8.50%, maturing 10/4/2021
- 8/20/2071; total market
value $7,140,003.(d) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $35,536,217) 35,536,217
Total Investments
(cost $1,018,064,207) — 97.1% 1,231,588,772
Other assets in excess of liabilities — 2.9% 36,373,264
NET ASSETS — 100.0% $ 1,267,962,036

NVIT Investor Destinations Managed Growth Fund - September 30, 2021 (Unaudited) - Statement of Investments - 29
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $45,860,793, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $35,536,217 and by
$11,571,094 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 3.88%, and maturity dates ranging from 10/7/2021 –
2/15/2049, a total value of $47,107,311.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$35,536,217.
ETF Exchange Traded Fund
Futures contracts outstanding as of September 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 591 12/2021 USD 66,989,850 (2,868,642)
Russell 2000 E-Mini Index 106 12/2021 USD 11,664,240 (224,290)
S&P 500 E-Mini Index 308 12/2021 USD 66,185,350 (3,046,911)
S&P Midcap 400 E-Mini Index 82 12/2021 USD 21,592,240 (620,304)
(6,760,147)
As of September 30, 2021, the Fund had $9,810,756 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

30 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Managed Growth Fund - September 30, 2021 (Unaudited) - Statement of Investments - 31
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 73,383,651 $ – $ – $ 73,383,651
Investment Companies 1,039,967,926 – – 1,039,967,926
Investment Contract – – 82,700,978 82,700,978
Repurchase Agreements – 35,536,217 – 35,536,217
Total Assets $ 1,113,351,577 $ 35,536,217 $ 82,700,978 $ 1,231,588,772
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (6,760,147) $ – $ – $ (6,760,147)
Total Liabilities $ (6,760,147) $ – $ – $ (6,760,147)
Total $ 1,106,591,430 $ 35,536,217 $ 82,700,978 $ 1,224,828,625
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Investment
Contract Total
Balance as of December 31, 2020 $ 95,314,173 $ 95,314,173
Purchases
*
2,647,318 2,647,318
Sales (15,260,513) (15,260,513)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2021 $ 82,700,978 $ 82,700,978
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance
Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

32 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
The following is a summary of the Fund’s derivative
instruments categorized by risk exposure as of September 30,
2021. Please see below for information on the Fund’s policy
regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
The Fund is subject to equity risk in the normal course of
pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0%
of the Fund’s assets.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (6,760,147)
Total $ (6,760,147)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Managed Growth & Income Fund - September 30, 2021 (Unaudited) - Statement of Investments - 33
Investment Companies 79.8%
Shares Value ($)
Equity Funds 47.6%
NVIT Emerging Markets Fund,
Class Y(a) 1,129,143 15,932,210
NVIT International Index Fund,
Class Y(a) 6,263,225 69,897,593
NVIT Mid Cap Index Fund, Class
Y(a) 1,141,198 29,682,569
NVIT S&P 500 Index Fund,
Class Y(a) 4,755,494 122,453,969
NVIT Small Cap Index Fund,
Class Y(a) 48,013 489,251
Total Equity Funds
(cost $173,605,319) 238,455,592
Fixed Income Funds 32.2%
Nationwide Core Plus Bond
Fund, Class R6(a) 3,392,905 35,930,861
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 167,758 1,868,820
NVIT Bond Index Fund, Class
Y(a) 9,591,362 105,025,412
NVIT Short Term Bond Fund,
Class Y(a) 1,789,866 18,686,205
Total Fixed Income Funds
(cost $156,532,534) 161,511,298
Total Investment Companies
(cost $330,137,853) 399,966,890
Exchange Traded Funds 5.4%
Equity Funds 3.1%
iShares Core S&P Small-Cap
ETF 67,752 7,397,841
Nationwide Risk-Based
International Equity ETF(a) 116,735 3,270,704
Nationwide Risk-Based U.S.
Equity ETF(a) 127,205 4,863,925
Total Equity Funds
(cost $13,618,017) 15,532,470
Fixed Income Funds 2.3%
iShares 20+ Year Treasury Bond
ETF(b) 12,037 1,737,180
iShares 7-10 Year Treasury Bond
ETF(b) 86,624 9,980,817
Total Fixed Income Funds
(cost $12,197,003) 11,717,997
Total Exchange Traded Funds
(cost $25,815,020) 27,250,467
Investment Contract 9.9%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 49,751,810 49,751,810
Total Investment Contract
(cost $49,751,810) 49,751,810
Repurchase Agreement 1.9%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021, repurchase
price $9,379,217,
collateralized by U.S.
Government Agency
Securities, ranging from
0.44% - 6.00%, maturing
5/1/2024 - 7/20/2071; total
market value $9,566,787.(d) 9,379,203 9,379,203
Total Repurchase Agreement
(cost $9,379,203) 9,379,203
Total Investments
(cost $415,083,886) — 97.0% 486,348,370
Other assets in excess of liabilities — 3.0% 15,168,332
NET ASSETS — 100.0% $ 501,516,702

34 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $10,934,242, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $9,379,203 and by
$1,775,946 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 3.88%, and maturity dates ranging from 10/7/2021 –
2/15/2049, a total value of $11,155,149.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$9,379,203.
ETF Exchange Traded Fund
Futures contracts outstanding as of September 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 144 12/2021 USD 16,322,400 (708,352)
Russell 2000 E-Mini Index 28 12/2021 USD 3,081,120 (55,306)
S&P 500 E-Mini Index 65 12/2021 USD 13,967,688 (646,373)
S&P Midcap 400 E-Mini Index 20 12/2021 USD 5,266,400 (140,911)
(1,550,942)
As of September 30, 2021, the Fund had $2,279,196 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Investor Destinations Managed Growth & Income Fund - September 30, 2021 (Unaudited) - Statement of Investments - 35
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 27,250,467 $ – $ – $ 27,250,467
Investment Companies 399,966,890 – – 399,966,890
Investment Contract – – 49,751,810 49,751,810
Repurchase Agreement – 9,379,203 – 9,379,203
Total Assets $ 427,217,357 $ 9,379,203 $ 49,751,810 $ 486,348,370
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (1,550,942) $ – $ – $ (1,550,942)
Total Liabilities $ (1,550,942) $ – $ – $ (1,550,942)
Total $ 425,666,415 $ 9,379,203 $ 49,751,810 $ 484,797,428
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

36 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Investment
Contract Total
Balance as of December 31, 2020 $ 55,199,547 $ 55,199,547
Purchases
*
2,000,682 2,000,682
Sales (7,448,419) (7,448,419)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2021 $ 49,751,810 $ 49,751,810
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

NVIT Investor Destinations Managed Growth & Income Fund - September 30, 2021 (Unaudited) - Statement of Investments - 37
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (1,550,942)
Total $ (1,550,942)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Aggressive Fund - September 30, 2021 (Unaudited) - Statement of Investments - 1
Investment Companies 100.1%
Shares Value ($)
Equity Funds 92.0%
Nationwide International Small
Cap Fund, Class R6(a) 845,563 11,381,273
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 933,665 11,680,149
NVIT GS International Equity
Insights Fund, Class Y(a) 2,106,264 23,948,217
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 4,463,563 63,471,862
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 583,811 8,033,240
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 1,897,844 27,575,667
Total Equity Funds
(cost $113,656,693) 146,090,408
Investment Companies
Shares Value ($)
Fixed Income Funds 8.1%
Nationwide Bond Fund, Class
R6(a) 129,831 1,291,818
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 546,545 6,432,830
NVIT Core Bond Fund, Class
Y(a) 467,988 5,147,871
Total Fixed Income Funds
(cost $12,504,601) 12,872,519
Total Investment Companies
(cost $126,161,294) 158,962,927
Total Investments
(cost $126,161,294) — 100.1% 158,962,927
Liabilities in excess of other assets — (0.1)% (99,007)
NET ASSETS — 100.0% $ 158,863,920
* Denotes a non-income producing security.
(a) Investment in affiliate.

2 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Blueprint
SM
Aggressive Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 158,962,927 $ – $ – $ 158,962,927
Total $ 158,962,927 $ – $ – $ 158,962,927
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Aggressive Fund - September 30, 2021 (Unaudited) - Statement of Investments - 3
Investment Companies 100.0%
Shares Value ($)
Equity Funds 83.3%
Nationwide International Small
Cap Fund, Class R6(a) 2,077,287 27,960,279
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,357,763 29,495,621
NVIT GS International Equity
Insights Fund, Class Y(a) 5,244,034 59,624,669
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 11,635,054 165,450,473
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,509,777 20,774,531
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 4,799,490 69,736,586
Total Equity Funds
(cost $285,315,867) 373,042,159
Investment Companies
Shares Value ($)
Fixed Income Funds 16.7%
Nationwide Bond Fund, Class
R6(a) 753,636 7,498,675
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 3,180,107 37,429,860
NVIT Core Bond Fund, Class
Y(a) 2,724,623 29,970,852
Total Fixed Income Funds
(cost $73,240,909) 74,899,387
Total Investment Companies
(cost $358,556,776) 447,941,546
Total Investments
(cost $358,556,776) — 100.0% 447,941,546
Liabilities in excess of other assets — 0.0%
†
(191,521)
NET ASSETS — 100.0% $ 447,750,025
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

4 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Blueprint
SM
Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 447,941,546 $ – $ – $ 447,941,546
Total $ 447,941,546 $ – $ – $ 447,941,546
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderate Fund - September 30, 2021 (Unaudited) - Statement of Investments - 5
Investment Companies 100.0%
Shares Value ($)
Equity Funds 63.6%
Nationwide International Small
Cap Fund, Class R6(a) 5,656,403 76,135,178
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 10,612,584 132,763,425
NVIT GS International Equity
Insights Fund, Class Y(a) 23,036,234 261,921,983
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 48,197,704 685,371,354
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,570,605 62,891,520
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 20,804,433 302,288,404
Total Equity Funds
(cost $1,153,863,198) 1,521,371,864
Investment Companies
Shares Value ($)
Fixed Income Funds 36.4%
Nationwide Bond Fund, Class
R6(a) 5,484,190 54,567,688
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 27,811,289 327,338,867
NVIT Core Bond Fund, Class
Y(a) 23,819,857 262,018,429
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 3,229,165 32,776,021
NVIT Short Term Bond Fund,
Class Y(a) 18,594,850 194,130,229
Total Fixed Income Funds
(cost $859,616,901) 870,831,234
Total Investment Companies
(cost $2,013,480,099) 2,392,203,098
Total Investments
(cost $2,013,480,099) — 100.0% 2,392,203,098
Liabilities in excess of other assets — 0.0%
†
(834,991)
NET ASSETS — 100.0% $ 2,391,368,107
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

6 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Blueprint
SM
Moderate Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 2,392,203,098 $ – $ – $ 2,392,203,098
Total $ 2,392,203,098 $ – $ – $ 2,392,203,098
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Conservative Fund - September 30, 2021 (Unaudited) - Statement of Investments - 7
Investment Companies 100.0%
Shares Value ($)
Equity Funds 43.6%
Nationwide International Small
Cap Fund, Class R6(a) 852,228 11,470,986
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,834,814 22,953,529
NVIT GS International Equity
Insights Fund, Class Y(a) 4,967,087 56,475,780
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 9,975,883 141,857,053
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 824,730 11,348,285
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 4,297,276 62,439,417
Total Equity Funds
(cost $232,736,394) 306,545,050
Investment Companies
Shares Value ($)
Fixed Income Funds 56.4%
Nationwide Bond Fund, Class
R6(a) 2,663,089 26,497,734
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,220,802 13,599,740
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 10,113,202 119,032,393
NVIT Core Bond Fund, Class
Y(a) 9,026,035 99,286,391
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,302,759 13,223,001
NVIT Short Term Bond Fund,
Class Y(a) 11,908,906 124,328,981
Total Fixed Income Funds
(cost $390,197,205) 395,968,240
Total Investment Companies
(cost $622,933,599) 702,513,290
Total Investments
(cost $622,933,599) — 100.0% 702,513,290
Liabilities in excess of other assets — 0.0%
†
(283,448)
NET ASSETS — 100.0% $ 702,229,842
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

8 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Blueprint
SM
Moderately Conservative Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 702,513,290 $ – $ – $ 702,513,290
Total $ 702,513,290 $ – $ – $ 702,513,290
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Conservative Fund - September 30, 2021 (Unaudited) - Statement of Investments - 9
Investment Companies 100.0%
Shares Value ($)
Equity Funds 22.4%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 998,175 12,487,168
NVIT GS International Equity
Insights Fund, Class Y(a) 2,793,360 31,760,500
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 5,661,936 80,512,726
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 289,229 3,979,787
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 2,212,503 32,147,673
Total Equity Funds
(cost $121,010,536) 160,887,854
Investment Companies
Shares Value ($)
Fixed Income Funds 77.6%
Nationwide Bond Fund, Class
R6(a) 3,870,219 38,508,677
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,579,862 28,739,660
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 13,071,644 153,853,252
NVIT Core Bond Fund, Class
Y(a) 10,813,903 118,952,934
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,724,162 17,500,247
NVIT Short Term Bond Fund,
Class Y(a) 19,230,544 200,766,881
Total Fixed Income Funds
(cost $549,534,430) 558,321,651
Total Investment Companies
(cost $670,544,966) 719,209,505
Total Investments
(cost $670,544,966) — 100.0% 719,209,505
Liabilities in excess of other assets — 0.0%
†
(285,260)
NET ASSETS — 100.0% $ 718,924,245
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

10 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Blueprint
SM
Conservative Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 719,209,505 $ – $ – $ 719,209,505
Total $ 719,209,505 $ – $ – $ 719,209,505
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Balanced Fund - September 30, 2021 (Unaudited) - Statement of Investments - 11
Investment Companies 100.0%
Shares Value ($)
Equity Funds 53.5%
Nationwide International Small
Cap Fund, Class R6(a) 4,084,009 54,970,764
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 6,834,909 85,504,711
NVIT GS International Equity
Insights Fund, Class Y(a) 19,969,695 227,055,428
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 33,109,205 470,812,890
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,162,191 43,511,749
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 14,580,003 211,847,442
Total Equity Funds
(cost $835,669,561) 1,093,702,984
Investment Companies
Shares Value ($)
Fixed Income Funds 46.5%
Nationwide Bond Fund, Class
R6(a) 6,714,608 66,810,350
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 27,523,633 323,953,156
NVIT Core Bond Fund, Class
Y(a) 24,275,719 267,032,907
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,815,576 28,578,095
NVIT Short Term Bond Fund,
Class Y(a) 25,287,516 264,001,669
Total Fixed Income Funds
(cost $937,993,929) 950,376,177
Total Investment Companies
(cost $1,773,663,490) 2,044,079,161
Total Investments
(cost $1,773,663,490) — 100.0% 2,044,079,161
Liabilities in excess of other assets — 0.0%
†
(723,747)
NET ASSETS — 100.0% $ 2,043,355,414
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

12 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Blueprint
SM
Balanced Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 2,044,079,161 $ – $ – $ 2,044,079,161
Total $ 2,044,079,161 $ – $ – $ 2,044,079,161
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Capital Appreciation Fund - September 30, 2021 (Unaudited) - Statement of Investments - 13
Investment Companies 100.0%
Shares Value ($)
Equity Funds 73.5%
Nationwide International Small
Cap Fund, Class R6(a) 8,690,217 116,970,326
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 12,268,708 153,481,534
NVIT GS International Equity
Insights Fund, Class Y(a) 26,987,371 306,846,413
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 58,738,172 835,256,803
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 6,545,034 90,059,674
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 21,389,454 310,788,771
Total Equity Funds
(cost $1,375,292,800) 1,813,403,521
Investment Companies
Shares Value ($)
Fixed Income Funds 26.5%
Nationwide Bond Fund, Class
R6(a) 4,404,633 43,826,100
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 22,302,696 262,502,729
NVIT Core Bond Fund, Class
Y(a) 19,905,003 218,955,028
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,154,694 21,870,149
NVIT Short Term Bond Fund,
Class Y(a) 10,366,467 108,225,919
Total Fixed Income Funds
(cost $645,421,671) 655,379,925
Total Investment Companies
(cost $2,020,714,471) 2,468,783,446
Total Investments
(cost $2,020,714,471) — 100.0% 2,468,783,446
Liabilities in excess of other assets — 0.0%
†
(855,840)
NET ASSETS — 100.0% $ 2,467,927,606
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

14 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Blueprint
SM
Capital Appreciation Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 2,468,783,446 $ – $ – $ 2,468,783,446
Total $ 2,468,783,446 $ – $ – $ 2,468,783,446
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Managed Growth & Income Fund - September 30, 2021 (Unaudited) - Statement of Investments - 15
Investment Companies 95.1%
Shares Value ($)
Equity Funds 51.0%
Nationwide International Small
Cap Fund, Class R6(a) 1,129,285 15,200,171
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,891,930 23,668,049
NVIT GS International Equity
Insights Fund, Class Y(a) 5,519,224 62,753,572
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 9,238,933 131,377,630
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 874,652 12,035,207
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 4,031,653 58,579,917
Total Equity Funds
(cost $230,825,648) 303,614,546
Investment Companies
Shares Value ($)
Fixed Income Funds 44.1%
Nationwide Bond Fund, Class
R6(a) 1,851,875 18,426,152
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 7,588,436 89,315,890
NVIT Core Bond Fund, Class
Y(a) 6,692,680 73,619,482
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 776,047 7,876,873
NVIT Short Term Bond Fund,
Class Y(a) 6,972,812 72,796,162
Total Fixed Income Funds
(cost $257,817,327) 262,034,559
Total Investment Companies
(cost $488,642,975) 565,649,105
Total Investments
(cost $488,642,975) — 95.1% 565,649,105
Other assets in excess of liabilities — 4.9% 29,233,067
NET ASSETS — 100.0% $ 594,882,172
* Denotes a non-income producing security.
(a) Investment in affiliate.
Futures contracts outstanding as of September 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 154 12/2021 USD 17,455,900 (759,544)
Russell 2000 E-Mini Index 17 12/2021 USD 1,870,680 (37,483)
S&P 500 E-Mini Index 88 12/2021 USD 18,910,100 (881,289)
S&P Midcap 400 E-Mini Index 28 12/2021 USD 7,372,960 (202,811)
(1,881,127)
As of September 30, 2021, the Fund had $2,676,945 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

16 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Blueprint
SM
Managed Growth & Income Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 565,649,105 $ – $ – $ 565,649,105
Total Assets $ 565,649,105 $ – $ – $ 565,649,105
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (1,881,127) $ – $ – $ (1,881,127)
Total Liabilities $ (1,881,127) $ – $ – $ (1,881,127)
Total $ 563,767,978 $ – $ – $ 563,767,978
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Blueprint
SM
Managed Growth & Income Fund - September 30, 2021 (Unaudited) - Statement of Investments - 17
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The
Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a
baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0%
of the Fund’s assets.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (1,881,127)
Total $ (1,881,127)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
Investment Companies 94.1%
Shares Value ($)
Equity Funds 59.7%
Nationwide International Small
Cap Fund, Class R6(a) 3,097,623 41,694,011
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 5,819,207 72,798,280
NVIT GS International Equity
Insights Fund, Class Y(a) 12,615,950 143,443,353
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 26,383,007 375,166,366
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,503,690 34,450,773
NVIT U.S. 130/30 Equity Fund,
Class Y*(a) 11,393,340 165,545,229
Total Equity Funds
(cost $631,368,949) 833,098,012
Investment Companies
Shares Value ($)
Fixed Income Funds 34.4%
Nationwide Bond Fund, Class
R6(a) 3,017,660 30,025,715
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 15,299,429 180,074,277
NVIT Core Bond Fund, Class
Y(a) 13,103,449 144,137,938
NVIT DoubleLine Total Return
Tactical F und, Class Y(a) 1,776,322 18,029,669
NVIT Short Term Bond Fund,
Class Y(a) 10,233,320 106,835,866
Total Fixed Income Funds
(cost $472,343,512) 479,103,465
Total Investment Companies
(cost $1,103,712,461) 1,312,201,477
Total Investments
(cost $1,103,712,461) — 94.1% 1,312,201,477
Other assets in excess of liabilities — 5.9% 82,708,357
NET ASSETS — 100.0% $ 1,394,909,834
* Denotes a non-income producing security.
(a) Investment in affiliate.
Futures contracts outstanding as of September 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 674 12/2021 USD 76,397,900 (3,242,511)
Russell 2000 E-Mini Index 79 12/2021 USD 8,693,160 (170,404)
S&P 500 E-Mini Index 444 12/2021 USD 95,410,050 (4,408,235)
S&P Midcap 400 E-Mini Index 139 12/2021 USD 36,601,480 (1,067,645)
(8,888,795)
As of September 30, 2021, the Fund had $12,737,743 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Blueprint
SM
Managed Growth Fund - September 30, 2021 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,312,201,477 $ – $ – $ 1,312,201,477
Total Assets $ 1,312,201,477 $ – $ – $ 1,312,201,477
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (8,888,795) $ – $ – $ (8,888,795)
Total Liabilities $ (8,888,795) $ – $ – $ (8,888,795)
Total $ 1,303,312,682 $ – $ – $ 1,303,312,682
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

20 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The
Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a
baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0%
of the Fund’s assets.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (8,888,795)
Total $ (8,888,795)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT iShares
®
Fixed Income ETF Fund - September 30, 2021 (Unaudited) - Statement of Investments - 1
Exchange Traded Funds 100.0%
Shares Value ($)
Fixed Income Funds 100.0%
iShares Core 10+ Year USD
Bond ETF(a) 55,411 3,966,558
iShares Core 1-5 Year USD
Bond ETF(a) 113,980 5,820,958
iShares Core Total USD Bond
Market ETF(a) 73,174 3,895,784
iShares Core U.S. Aggregate
Bond ETF 169,589 19,473,905
iShares MBS ETF(a) 35,895 3,881,685
iShares U.S. Treasury Bond
ETF(a) 73,271 1,943,880
Total Exchange Traded Funds
(cost $39,155,550) 38,982,770
Repurchase Agreements 22.0%
Principal
Amount ($)
BofA Securities, Inc., 0.05%,
dated 9/30/2021, due
10/1/2021, repurchase price
$1,000,002, collateralized by
U.S. Government Treasury
Securities, 1.63%, maturing
5/15/2031; total market
value $1,020,001.(b) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021, repurchase
price $2,574,488,
collateralized by U.S.
Government Agency
Securities, ranging from
0.44% - 6.00%, maturing
5/1/2024 - 7/20/2071; total
market value $2,625,974.(b) 2,574,484 2,574,484
NatWest Markets Securities,
Inc., 0.05%, dated
9/28/2021, due 10/5/2021,
repurchase price
$3,000,030, collateralized by
U.S. Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
10/15/2021 - 2/15/2044;
total market value
$3,060,009.(b) 3,000,000 3,000,000
  Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 0.08%,
dated 9/30/2021, due
10/1/2021, repurchase price
$2,000,005, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.26% -
8.50%, maturing 10/4/2021
- 8/20/2071; total market
value $2,040,001.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $8,574,484) 8,574,484
Total Investments
(cost $47,730,034) — 122.0% 47,557,254
Liabilities in excess of other assets
— (22.0)% (8,576,363)
NET ASSETS — 100.0% $ 38,980,891
(a) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $8,506,860, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $8,574,484 and by $112,158
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 3.88%, and
maturity dates ranging from 1/31/2022 – 8/15/2050, a total
value of $8,686,642.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$8,574,484.
ETF Exchange Traded Fund

2 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT iShares
®
Fixed Income ETF Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 38,982,770 $ – $ – $ 38,982,770
Repurchase Agreements – 8,574,484 – 8,574,484
Total $ 38,982,770 $ 8,574,484 $ – $ 47,557,254
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BlackRock Managed Global Allocation Fund - September 30, 2021 (Unaudited) - Statement of Investments - 3
Investment Company 95.3%
Shares Value ($)
Alternative Assets 95.3%
BlackRock Global Allocation VI
Fund, Class I* 18,120,936 360,244,205
Total Alternative Assets
(cost $296,554,819) 360,244,205
Total Investment Company
(cost $296,554,819) 360,244,205
Total Investments
(cost $296,554,819) — 95.3% 360,244,205
Other assets in excess of liabilities — 4.7% 17,785,482
NET ASSETS — 100.0% $ 378,029,687
* Denotes a non-income producing security.
Futures contracts outstanding as of September 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 90 12/2021 USD 10,201,500 (407,333)
Russell 2000 E-Mini Index 2 12/2021 USD 220,080 (2,580)
S&P 500 E-Mini Index 62 12/2021 USD 13,323,025 (538,603)
S&P Midcap 400 E-Mini Index 3 12/2021 USD 789,960 (20,173)
(968,689)
As of September 30, 2021, the Fund had $1,442,991 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

4 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT BlackRock Managed Global Allocation Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Company $ 360,244,205 $ – $ – $ 360,244,205
Total Assets $ 360,244,205 $ – $ – $ 360,244,205
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (968,689) $ – $ – $ (968,689)
Total Liabilities $ (968,689) $ – $ – $ (968,689)
Total $ 359,275,516 $ – $ – $ 359,275,516
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT BlackRock Managed Global Allocation Fund - September 30, 2021 (Unaudited) - Statement of Investments - 5
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (968,689)
Total $ (968,689)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT iShares
®
Global Equity ETF Fund
Exchange Traded Funds 100.0%
Shares Value ($)
Equity Funds 100.0%
iShares Core MSCI EAFE ETF 60,480 4,490,640
iShares Core MSCI International
Developed Markets ETF(a) 78,112 5,219,444
iShares Core S&P 500 ETF 6,524 2,810,670
iShares Core S&P Mid-Cap ETF 26,366 6,936,104
iShares Core S&P Small-Cap
ETF(a) 11,422 1,247,168
iShares Core S&P Total U.S.
Stock Market ETF(a) 111,083 10,928,345
iShares MSCI USA Momentum
Factor ETF(a) 4,539 797,048
iShares MSCI USA Multifactor
ETF 82,215 3,464,540
iShares MSCI USA Quality
Factor ETF 5,945 783,135
iShares MSCI USA Size Factor
ETF(a) 6,148 785,100
iShares MSCI USA Small-Cap
Multifactor ETF 12,238 657,792
iShares MSCI USA Value Factor
ETF 7,537 758,976
Total Exchange Traded Funds
(cost $34,329,529) 38,878,962
Repurchase Agreements 19.6%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021, repurchase
price $5,626,052,
collateralized by U.S.
Government Agency
Securities, ranging from
0.44% - 6.00%, maturing
5/1/2024 - 7/20/2071; total
market value $5,738,564.(b) 5,626,043 5,626,043
  Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets Securities,
Inc., 0.05%, dated
9/28/2021, due 10/5/2021,
repurchase price
$2,000,020, collateralized by
U.S. Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
10/15/2021 - 2/15/2044;
total market value
$2,040,006.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $7,626,043) 7,626,043
Total Investments
(cost $41,955,572) — 119.6% 46,505,005
Liabilities in excess of other assets
— (19.6)% (7,629,594)
NET ASSETS — 100.0% $ 38,875,411
(a) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $9,567,520, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $7,626,043 and by
$2,244,945 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 2.25%, and maturity dates ranging from 1/15/2022 –
8/15/2046, a total value of $9,870,988.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$7,626,043.
ETF Exchange Traded Fund

NVIT iShares
®
Global Equity ETF Fund - September 30, 2021 (Unaudited) - Statement of Investments - 7
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 38,878,962 $ – $ – $ 38,878,962
Repurchase Agreements – 7,626,043 – 7,626,043
Total $ 38,878,962 $ 7,626,043 $ – $ 46,505,005
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Managed American Funds Asset Allocation Fund
Investment Company 94.7%
Shares Value ($)
Balanced Fund 94.7%
American Funds Asset Allocation
Fund, Class 1 94,805,872 2,638,447,407
Total Investment Company
(cost $2,124,999,115) 2,638,447,407
Total Investments
(cost $2,124,999,115) — 94.7% 2,638,447,407
Other assets in excess of liabilities — 5.3% 148,545,587
NET ASSETS — 100.0% $ 2,786,992,994
Futures contracts outstanding as of September 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 2 12/2021 USD 226,700 (5,520)
Russell 2000 E-Mini Index 1 12/2021 USD 110,040 608
S&P 500 E-Mini Index 9 12/2021 USD 1,933,988 (32,073)
S&P Midcap 400 E-Mini Index 1 12/2021 USD 263,320 (233)
(37,218)
As of September 30, 2021, the Fund had $149,180 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Managed American Funds Asset Allocation Fund - September 30, 2021 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 608 $ – $ – $ 608
Investment Company 2,638,447,407 – – 2,638,447,407
Total Assets $ 2,638,448,015 $ – $ – $ 2,638,448,015
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (37,826) $ – $ – $ (37,826)
Total Liabilities $ (37,826) $ – $ – $ (37,826)
Total $ 2,638,410,189 $ – $ – $ 2,638,410,189
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

10 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Managed American Funds Asset Allocation Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 608
Total $ 608
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts (37,826)
Total $ (37,826)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Managed American Funds Growth-Income Fund - September 30, 2021 (Unaudited) - Statement of Investments - 11
Investment Company 94.9%
Shares Value ($)
Equity Fund 94.9%
American Funds Growth-Income
Fund, Class 1 10,318,546 646,044,181
Total Investment Company
(cost $484,609,597) 646,044,181
Total Investments
(cost $484,609,597) — 94.9% 646,044,181
Other assets in excess of liabilities — 5.1% 34,954,521
NET ASSETS — 100.0% $ 680,998,702
Futures contracts outstanding as of September 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 22 12/2021 USD 2,493,700 (110,724)
Russell 2000 E-Mini Index 4 12/2021 USD 440,160 (8,688)
S&P 500 E-Mini Index 142 12/2021 USD 30,514,025 (1,384,897)
S&P Midcap 400 E-Mini Index 7 12/2021 USD 1,843,240 (53,848)
(1,558,157)
As of September 30, 2021, the Fund had $2,075,478 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

12 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Company $ 646,044,181 $ – $ – $ 646,044,181
Total Assets $ 646,044,181 $ – $ – $ 646,044,181
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (1,558,157) $ – $ – $ (1,558,157)
Total Liabilities $ (1,558,157) $ – $ – $ (1,558,157)
Total $ 644,486,024 $ – $ – $ 644,486,024
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Managed American Funds Growth-Income Fund - September 30, 2021 (Unaudited) - Statement of Investments - 13
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (1,558,157)
Total $ (1,558,157)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P.Morgan Mozaic Multi-Asset Fund - September 30, 2021 (Unaudited) - Consolidated Statement of Investments - 1
Corporate Bonds 6.9%
Principal
Amount ($) Value ($)
CANADA 4.0%
Capital Markets 4.0%
CPPIB Capital, Inc., Reg.
S, 0.75%, 4/8/2022 1,200,000 1,203,612
NETHERLANDS 2.9%
Banks 2.9%
Nederlandse
Waterschapsbank
NV, Reg. S, 1.88%,
4/14/2022 850,000 857,693
Total Corporate Bonds
(cost $2,061,255) 2,061,305
Foreign Government Securities 13.3%
FRANCE 4.0%
Caisse d'Amortissement
de la Dette Sociale ,
Reg. S, 1.88%,
2/12/2022 1,200,000 1,207,415
GERMANY 2.7%
Erste Abwicklungsanstalt ,
Reg. S, 2.63%, 3/4/2022 800,000 808,240
JAPAN 4.1%
Japan Bank for
International
Cooperation, 2.50%,
6/1/2022 1,200,000 1,218,002
Foreign Government Securities
Principal
Amount ($) Value ($)
SWEDEN 2.5%
Kommuninvest I Sverige
AB, Reg. S, 0.50%,
2/2/2022 750,000 750,869
Total Foreign Government Securities
(cost $3,984,935) 3,984,526
Supranational 7.8%
Asian Development Bank,
2.00%, 2/16/2022 850,000 855,807
European Investment
Bank, 2.88%,
12/15/2021 750,000 754,093
European Stability
Mechanism, Reg. S,
2.13%, 11/3/2022 700,000 714,552
Total Supranational
(cost $2,324,798) 2,324,452
Total Investments
(cost $8,370,988) — 28.0% 8,370,283
Other assets in excess of liabilities — 72.0% 21,545,290
NET ASSETS — 100.0%
$ 29,915,573
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

2 - Consolidated Statement of Investments - September 30, 2021 (Unaudited) - NVIT J.P.Morgan Mozaic Multi-Asset Fund
Futures contracts outstanding as of September 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Natural Gas 14 10/2021 USD 821,380 230,471
NY Harbor ULSD 1 10/2021 USD 98,217 13,097
RBOB Gasoline 1 10/2021 USD 92,148 8,124
LME Aluminum Base Metal 15 11/2021 USD 1,071,281 102,986
LME Nickel Base Metal 3 11/2021 USD 322,929 (11,268)
LME Zinc Base Metal 7 11/2021 USD 522,288 4,526
Low Sulphur Gasoil 3 11/2021 USD 202,650 29,273
Australia 10 Year Bond 80 12/2021 AUD 8,182,208 (155,358)
Copper 8 12/2021 USD 817,800 (35,934)
E-Mini Crude Oil 27 12/2021 USD 1,001,565 76,120
Euro-Bund 74 12/2021 EUR 14,556,613 (215,440)
FTSE 100 Index 34 12/2021 GBP 3,240,484 16,918
Mini-DAX Index 31 12/2021 EUR 2,744,872 (74,925)
NASDAQ 100 Micro E-Mini Equity Index 77 12/2021 USD 2,261,105 (131,586)
Russell 2000 E-Mini Index 20 12/2021 USD 2,200,800 (47,221)
S&P 500 E-Mini Index 154 12/2021 USD 3,309,268 (141,703)
(331,920)
Short Contracts
LME Aluminum Base Metal (3) 11/2021 USD (214,256) (19,265)
LME Zinc Base Metal (1) 11/2021 USD (74,613) 1,159
(18,106)
(350,026)
As of September 30, 2021, the Fund had $1,487,363 segregated as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
USD United States Dollar

NVIT J.P.Morgan Mozaic Multi-Asset Fund - September 30, 2021 (Unaudited) - Consolidated Statement of Investments - 3
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 2,061,305 $ – $ 2,061,305
Foreign Government Securities – 4,699,078 – 4,699,078
Futures Contracts 482,674 – – 482,674
Supranational – 1,609,900 – 1,609,900
Total Assets $ 482,674 $ 8,370,283 $ – $ 8,852,957
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (832,700) $ – $ – $ (832,700)
Total Liabilities $ (832,700) $ – $ – $ (832,700)
Total $ (350,026) $ 8,370,283 $ – $ 8,020,257
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

4 - Consolidated Statement of Investments - September 30, 2021 (Unaudited) - NVIT J.P.Morgan Mozaic Multi-Asset Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
Assets: Fair Value
Futures Contracts
Commodity risk Unrealized appreciation from futures contracts $ 465,756
Equity risk Unrealized appreciation from futures contracts 16,918
Total $ 482,674
Liabilities:
Futures Contracts
Commodity risk Unrealized depreciation from futures contracts (66,467)
Equity risk Unrealized depreciation from futures contracts (395,435)
Interest rate risk Unrealized depreciation from futures contracts (370,798)
Total $ (832,700)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2021 (Unaudited) - Statement of Investments - 1
Common Stocks 98.7%
Shares Value ($)
BRAZIL 6.3%
Banks 1.7%
Banco Bradesco SA * 1,372,940 4,502,725
Banco Bradesco SA, ADR * 1,031,269 3,949,760
Banco Santander Brasil SA,
ADR *(a) 29,850 195,219
8,647,704
Beverages 0.1%
Ambev SA, ADR 239,300 660,468
Capital Markets 0.6%
B3 SA - Brasil Bolsa Balcao 1,346,900 3,150,990
Chemicals 0.1%
Unipar Carbocloro SA
(Preference), Class B 24,160 350,837
Electric Utilities 0.6%
Cia de Transmissao de
Energia Eletrica Paulista
(Preference) 206,900 923,988
Cia Energetica de Minas
Gerais , ADR 502,600 1,266,552
Energisa SA 104,200 840,182
3,030,722
Food & Staples Retailing 0.0%
†
Cia Brasileira de Distribuicao 23,000 108,712
Food Products 0.2%
Sao Martinho SA 133,284 856,131
Metals & Mining 1.5%
Cia Siderurgica Nacional SA 269,500 1,421,794
Vale SA, ADR 481,100 6,711,346
8,133,140
Oil, Gas & Consumable Fuels 0.4%
Petroleo Brasileiro SA, ADR 99,700 1,030,898
Petroleo Brasileiro SA
(Preference) 273,900 1,369,563
2,400,461
Personal Products 0.0%
†
Natura & Co. Holding SA * 29,500 246,856
Specialty Retail 0.0%
†
Petrobras Distribuidora SA 38,300 165,205
Textiles, Apparel & Luxury Goods 1.0%
Alpargatas SA (Preference) * 347,100 3,365,354
Arezzo Industria e Comercio
SA 72,200 1,098,694
Grendene SA 711,100 1,209,161
5,673,209
Wireless Telecommunication Services 0.1%
TIM SA * 375,800 810,843
34,235,278
CANADA 0.2%
Marine 0.2%
Atlas Corp. (a) 66,500 1,010,135
CHILE 0.6%
Banks 0.2%
Banco Santander Chile, ADR 67,419 1,332,874
Common Stocks
Shares Value ($)
CHILE
Beverages 0.0%
†
Cia Cervecerias Unidas SA,
ADR 3,225 55,760
Food & Staples Retailing 0.2%
Cencosud SA 622,710 1,204,254
Metals & Mining 0.1%
CAP SA 41,617 442,450
Multiline Retail 0.1%
Falabella SA 135,703 475,329
3,510,667
CHINA 35.3%
Air Freight & Logistics 0.1%
Sinotrans Ltd., Class H 705,000 275,646
Auto Components 0.2%
Fuyao Glass Industry Group
Co. Ltd., Class H Reg. S
(b) 138,800 738,901
Nexteer Automotive Group
Ltd. 429,000 437,374
1,176,275
Automobiles 0.3%
Li Auto, Inc., ADR * 3,200 84,128
NIO, Inc., ADR * 44,000 1,567,720
1,651,848
Banks 5.8%
Agricultural Bank of China
Ltd., Class H 16,310,000 5,575,873
Bank of China Ltd., Class H 24,813,000 8,735,602
China CITIC Bank Corp. Ltd.,
Class H 459,000 207,107
China Construction Bank
Corp., Class H 16,416,000 11,644,664
Industrial & Commercial Bank
of China Ltd., Class H 9,483,000 5,235,075
Industrial Bank Co. Ltd.,
Class A 191,331 542,052
31,940,373
Beverages 0.4%
Jiangsu Yanghe Brewery
Joint-Stock Co. Ltd., Class
A 23,500 599,195
Luzhou Laojiao Co. Ltd.,
Class A 41,000 1,403,185
Wuliangye Yibin Co. Ltd.,
Class A 12,757 433,388
2,435,768
Biotechnology 0.1%
Chongqing Zhifei Biological
Products Co. Ltd., Class A 16,700 411,047
Zai Lab Ltd., ADR * 2,800 295,092
706,139
Building Products 0.4%
Zhuzhou Kibing Group Co.
Ltd., Class A 756,450 1,997,447
Capital Markets 0.2%
CITIC Securities Co. Ltd.,
Class H 377,000 958,278

2 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
CHINA
Chemicals 1.5%
Dongyue Group Ltd. 252,000 620,036
Hengli Petrochemical Co.
Ltd., Class A 184,700 735,350
Huafon Chemical Co. Ltd.,
Class A 228,100 429,763
Luxi Chemical Group Co.
Ltd., Class A 263,800 762,157
Rongsheng Petrochemical
Co. Ltd., Class A 718,950 2,069,379
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A 150,500 761,332
Wanhua Chemical Group Co.
Ltd., Class A 175,190 2,868,762
8,246,779
Consumer Finance 0.1%
FinVolution Group, ADR (a) 82,300 464,172
Diversified Telecommunication Services 0.1%
CITIC Telecom International
Holdings Ltd. 802,000 273,023
Electrical Equipment 0.1%
Contemporary Amperex
Technology Co. Ltd., Class
A 5,700 463,882
Electronic Equipment, Instruments & Components 1.1%
BOE Technology Group Co.
Ltd., Class A 139,330 108,897
Kingboard Holdings Ltd. 1,008,000 4,531,522
Sunny Optical Technology
Group Co. Ltd. 46,500 1,220,135
5,860,554
Entertainment 1.2%
NetEase , Inc., ADR 77,100 6,584,340
Food Products 0.2%
China Feihe Ltd. Reg. S (a)
(b) 753,000 1,268,400
Gas Utilities 0.6%
Kunlun Energy Co. Ltd. 3,106,000 3,228,511
Health Care Equipment & Supplies 0.8%
Lifetech Scientific Corp. *(a) 940,000 490,503
Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd., Class A 65,773 3,914,852
4,405,355
Health Care Providers & Services 0.0%
†
China Resources Medical
Holdings Co. Ltd. 146,000 117,349
Hotels, Restaurants & Leisure 0.1%
Huazhu Group Ltd., ADR * 7,900 362,294
Independent Power and Renewable Electricity Producers
0.1%
China Longyuan Power
Group Corp. Ltd., Class H 179,000 437,391
Industrial Conglomerates 0.1%
CITIC Ltd. 361,000 380,616
Common Stocks
Shares Value ($)
CHINA
Interactive Media & Services 3.6%
Tencent Holdings Ltd. 345,700 20,269,849
Internet & Direct Marketing Retail 5.6%
Alibaba Group Holding Ltd.,
ADR * 109,800 16,255,890
JD.com, Inc., ADR * 77,400 5,591,376
Meituan , Class B Reg. S *(b) 178,200 5,564,597
Pinduoduo , Inc., ADR * 31,200 2,828,904
Vipshop Holdings Ltd., ADR * 91,800 1,022,652
31,263,419
Life Sciences Tools & Services 1.9%
Hangzhou Tigermed
Consulting Co. Ltd., Class
A 3,200 85,750
Pharmaron Beijing Co. Ltd.,
Class A 13,695 454,803
Pharmaron Beijing Co. Ltd.,
Class H Reg. S (b) 113,600 2,699,443
Wuxi Biologics Cayman, Inc.
Reg. S *(b) 434,500 7,022,940
10,262,936
Machinery 0.6%
China International Marine
Containers Group Co. Ltd.,
Class H (a) 503,500 1,056,557
Haitian International Holdings
Ltd. 599,000 1,860,405
Sinotruk Hong Kong Ltd. 155,500 230,425
3,147,387
Marine 0.9%
COSCO SHIPPING Holdings
Co. Ltd., Class A * 218,130 577,714
COSCO SHIPPING Holdings
Co. Ltd., Class H *(a) 1,190,299 1,802,195
SITC International Holdings
Co. Ltd. 728,000 2,595,441
4,975,350
Media 0.4%
Focus Media Information
Technology Co. Ltd., Class
A 1,725,720 1,945,147
Metals & Mining 0.5%
Angang Steel Co. Ltd., Class
H 1,294,000 800,046
Baoshan Iron & Steel Co.
Ltd., Class A 779,800 1,045,029
China Hongqiao Group Ltd. 79,500 100,078
Maanshan Iron & Steel Co.
Ltd., Class H 1,152,000 521,808
2,466,961
Oil, Gas & Consumable Fuels 2.7%
China Petroleum & Chemical
Corp., Class A 2,580,851 1,764,609
China Petroleum & Chemical
Corp., Class H 12,000,000 5,905,973
China Shenhua Energy Co.
Ltd., Class H 1,887,500 4,408,710
PetroChina Co. Ltd., Class A 1,737,400 1,606,188
PetroChina Co. Ltd., Class H 1,934,000 905,304

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2021 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
CHINA
Oil, Gas & Consumable Fuels
Shanxi Meijin Energy Co.
Ltd., Class A * 111,300 182,581
14,773,365
Pharmaceuticals 0.8%
CSPC Pharmaceutical Group
Ltd. 1,896,000 2,250,729
Zhejiang NHU Co. Ltd., Class
A 519,060 2,145,587
4,396,316
Real Estate Management & Development 0.4%
Sunac China Holdings Ltd. 972,000 2,059,580
Semiconductors & Semiconductor Equipment 0.3%
Daqo New Energy Corp.,
ADR * 25,800 1,470,600
Specialty Retail 0.8%
China Yongda Automobiles
Services Holdings Ltd. 1,371,000 1,973,643
Topsports International
Holdings Ltd. Reg. S (b) 1,299,000 1,465,893
Zhongsheng Group Holdings
Ltd. 117,500 944,395
4,383,931
Technology Hardware, Storage & Peripherals 0.9%
Lenovo Group Ltd. 4,538,000 4,868,066
Textiles, Apparel & Luxury Goods 1.8%
ANTA Sports Products Ltd. (a) 122,000 2,285,982
Bosideng International
Holdings Ltd. (a) 1,178,000 831,601
JNBY Design Ltd. Reg. S 320,000 554,911
Li Ning Co. Ltd. 176,000 2,030,322
Shenzhou International Group
Holdings Ltd. 45,500 951,053
Zhejiang Semir Garment Co.
Ltd., Class A 2,772,955 3,262,475
9,916,344
Transportation Infrastructure 0.6%
China Merchants Port
Holdings Co. Ltd. 126,000 215,287
COSCO SHIPPING Ports Ltd. 758,000 655,320
Shanghai International Port
Group Co. Ltd., Class A 2,652,076 2,481,250
3,351,857
192,785,548
GREECE 0.2%
Diversified Telecommunication Services 0.1%
Hellenic Telecommunications
Organization SA 30,269 565,721
Industrial Conglomerates 0.1%
Mytilineos SA 35,391 577,432
Specialty Retail 0.0%
†
JUMBO SA 11,181 181,844
1,324,997
HONG KONG 0.4%
Building Products 0.1%
Xinyi Glass Holdings Ltd. 142,000 421,809
Common Stocks
Shares Value ($)
HONG KONG
Independent Power and Renewable Electricity Producers
0.1%
Concord New Energy Group
Ltd. 2,190,000 275,215
Pharmaceuticals 0.2%
Sino Biopharmaceutical Ltd. 1,558,000 1,298,566
1,995,590
INDIA 10.3%
Automobiles 0.2%
Tata Motors Ltd., ADR *(a) 59,103 1,324,498
Banks 0.3%
ICICI Bank Ltd., ADR 74,650 1,408,646
Beverages 0.0%
†
Radico Khaitan Ltd. 17,208 203,749
Chemicals 0.2%
Chambal Fertilizers and
Chemicals Ltd. 220,129 998,202
Gujarat Narmada Valley
Fertilizers & Chemicals Ltd. 53,073 309,916
1,308,118
Diversified Financial Services 0.4%
Indian Railway Finance Corp.
Ltd. Reg. S (b) 1,955,596 598,666
REC Ltd. 642,988 1,361,265
1,959,931
Diversified Telecommunication Services 0.1%
Tata Communications Ltd. 32,264 601,367
Electrical Equipment 0.1%
Graphite India Ltd. 34,255 276,105
Electronic Equipment, Instruments & Components 0.2%
Redington India Ltd. 523,061 981,604
Gas Utilities 0.9%
GAIL India Ltd. 2,136,269 4,498,550
Gujarat State Petronet Ltd. 40,193 169,659
4,668,209
Health Care Providers & Services 0.4%
Apollo Hospitals Enterprise
Ltd. 38,557 2,318,271
Independent Power and Renewable Electricity Producers
0.1%
NHPC Ltd. 1,894,426 755,298
IT Services 4.1%
Coforge Ltd. 37,830 2,666,412
Infosys Ltd., ADR 526,389 11,712,154
Sonata Software Ltd. 40,392 477,098
Tata Consultancy Services
Ltd. 44,118 2,234,006
Wipro Ltd. 617,580 5,225,600
22,315,270
Metals & Mining 1.4%
JSW Steel Ltd. 175,219 1,554,527
NMDC Ltd. 1,390,277 2,657,108
Tata Steel Ltd. 194,088 3,308,579
7,520,214

4 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
INDIA
Oil, Gas & Consumable Fuels 0.7%
Bharat Petroleum Corp. Ltd. 461,480 2,683,238
Indian Oil Corp. Ltd. 782,494 1,304,050
3,987,288
Real Estate Management & Development 0.1%
DLF Ltd. 108,521 601,078
Software 0.5%
Birlasoft Ltd. 198,548 1,075,681
Tata Elxsi Ltd. 20,929 1,559,982
2,635,663
Transportation Infrastructure 0.6%
Adani Ports & Special
Economic Zone Ltd. 303,853 3,002,110
55,867,419
INDONESIA 1.3%
Banks 0.1%
Bank Pembangunan Daerah
Jawa Timur Tbk . PT 6,661,100 335,405
Diversified Telecommunication Services 0.9%
Link Net Tbk . PT 307,800 86,648
Telkom Indonesia Persero
Tbk . PT 18,456,100 4,737,324
4,823,972
Health Care Providers & Services 0.2%
Mitra Keluarga Karyasehat
Tbk . PT Reg. S 7,077,300 1,135,613
Wireless Telecommunication Services 0.1%
Indosat Tbk . PT * 875,500 406,914
Smartfren Telecom Tbk . PT * 20,441,300 157,888
564,802
6,859,792
MEXICO 2.5%
Beverages 0.8%
Fomento Economico
Mexicano SAB de CV, ADR 53,936 4,677,330
Equity Real Estate Investment Trusts (REITs) 0.4%
Fibra Uno Administracion SA
de CV 1,955,210 2,216,501
Industrial Conglomerates 0.5%
Alfa SAB de CV, Class A 3,785,101 2,624,073
Media 0.2%
Megacable Holdings SAB de
CV 298,704 913,123
Wireless Telecommunication Services 0.6%
America Movil SAB de CV,
Class L, ADR 182,330 3,221,771
13,652,798
MONACO 0.1%
Marine 0.1%
Costamare , Inc. (a) 26,800 415,132
PHILIPPINES 1.0%
Banks 0.1%
Metropolitan Bank & Trust Co. 717,800 613,045
Common Stocks
Shares Value ($)
PHILIPPINES
Transportation Infrastructure 0.8%
International Container
Terminal Services, Inc. 1,115,080 4,260,268
Wireless Telecommunication Services 0.1%
PLDT, Inc., ADR (a) 10,364 337,555
5,210,868
POLAND 0.3%
Banks 0.0%
†
Powszechna Kasa
Oszczednosci Bank Polski
SA * 23,814 252,676
Construction & Engineering 0.0%
†
Budimex SA 1,370 103,086
Oil, Gas & Consumable Fuels 0.3%
Polskie Gornictwo Naftowe i
Gazownictwo SA 783,390 1,271,987
1,627,749
QATAR 0.3%
Banks 0.0%
†
Masraf Al Rayan QSC 156,297 192,574
Industrial Conglomerates 0.3%
Industries Qatar QSC 299,198 1,268,999
1,461,573
RUSSIA 3.7%
Banks 1.9%
Sberbank of Russia PJSC 2,288,820 10,671,202
Capital Markets 0.2%
Moscow Exchange MICEX-
RTS PJSC 374,930 895,205
Food & Staples Retailing 0.1%
Magnit PJSC, GDR Reg. S 30,010 502,915
Metals & Mining 1.5%
Novolipetsk Steel PJSC, GDR
Reg. S 103,610 3,048,033
Severstal PAO, GDR Reg. S 250,489 5,217,328
8,265,361
20,334,683
SAUDI ARABIA 3.0%
Banks 0.9%
Al Rajhi Bank 82,286 2,689,597
Alinma Bank 96,744 617,914
Bank AlBilad * 14,353 156,032
Riyad Bank 218,235 1,568,870
5,032,413
Chemicals 0.9%
Saudi Basic Industries Corp. 130,078 4,412,138
Saudi Industrial Investment
Group 45,704 497,274
4,909,412
Construction Materials 0.2%
Najran Cement Co. 173,198 1,037,357
Diversified Telecommunication Services 0.2%
Saudi Telecom Co. 28,998 982,303

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2021 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
SAUDI ARABIA
Health Care Providers & Services 0.5%
Dr Sulaiman Al Habib Medical
Services Group Co. 4,788 221,895
Mouwasat Medical Services
Co. 56,896 2,744,039
2,965,934
Oil, Gas & Consumable Fuels 0.3%
Saudi Arabian Oil Co. Reg.
S (b) 150,936 1,448,628
16,376,047
SOUTH AFRICA 1.8%
Banks 0.3%
Absa Group Ltd. 184,786 1,860,106
Chemicals 0.1%
AECI Ltd. 46,817 329,956
Diversified Financial Services 0.1%
FirstRand Ltd. 188,834 800,874
Equity Real Estate Investment Trusts (REITs) 0.1%
Vukile Property Fund Ltd. 409,916 333,683
Food & Staples Retailing 0.7%
Pick n Pay Stores Ltd. 58,988 224,181
Shoprite Holdings Ltd. 242,125 2,867,159
SPAR Group Ltd. (The) 14,622 190,695
3,282,035
Industrial Conglomerates 0.0%
†
Bidvest Group Ltd. (The) 14,300 184,841
Metals & Mining 0.3%
African Rainbow Minerals Ltd. 64,043 806,144
Kumba Iron Ore Ltd. 32,515 1,070,647
1,876,791
Specialty Retail 0.1%
Motus Holdings Ltd. 71,913 485,393
Truworths International Ltd. 31,657 116,784
602,177
Trading Companies & Distributors 0.1%
Barloworld Ltd. 68,834 561,528
9,831,991
SOUTH KOREA 14.0%
Auto Components 0.1%
Hankook Tire & Technology
Co. Ltd. 10,593 381,181
Automobiles 1.5%
Kia Corp. 117,108 7,912,472
Banks 2.5%
DGB Financial Group, Inc. 256,059 2,122,437
Hana Financial Group, Inc. 140,354 5,417,497
KB Financial Group, Inc. 127,854 5,944,967
13,484,901
Building Products 0.0%
†
KCC Glass Corp. 2,485 143,241
Capital Markets 0.3%
Daishin Securities Co. Ltd. 24,625 427,731
Korea Investment Holdings
Co. Ltd. 8,051 577,927
Common Stocks
Shares Value ($)
SOUTH KOREA
Capital Markets
Mirae Asset Securities Co.
Ltd. (Preference) 16,207 65,483
NH Investment & Securities
Co. Ltd. 44,596 480,026
1,551,167
Chemicals 1.1%
Kumho Petrochemical Co.
Ltd. 8,363 1,325,944
LG Chem Ltd. 6,983 4,561,281
Unid Co. Ltd. 1,434 157,850
6,045,075
Electrical Equipment 0.0%
†
LS Corp. 3,391 181,130
Electronic Equipment, Instruments & Components 0.2%
Samsung SDI Co. Ltd.
(Preference) 3,994 1,311,220
Health Care Equipment & Supplies 0.2%
Dentium Co. Ltd. 12,894 822,707
Value Added Technology Co.
Ltd. 11,934 409,364
1,232,071
Industrial Conglomerates 0.7%
LG Corp. 40,361 3,139,011
Samsung C&T Corp. 5,763 592,477
SK, Inc. 350 77,723
3,809,211
Interactive Media & Services 0.4%
Kakao Corp. 8,936 875,398
NAVER Corp. 4,488 1,462,389
2,337,787
Marine 0.0%
†
Pan Ocean Co. Ltd. 40,811 255,464
Metals & Mining 0.4%
POSCO 7,707 2,142,049
Multiline Retail 0.1%
Shinsegae , Inc. 1,881 416,334
Semiconductors & Semiconductor Equipment 0.6%
SK Hynix, Inc. 37,710 3,251,752
Technology Hardware, Storage & Peripherals 4.6%
Samsung Electronics Co. Ltd. 347,832 21,648,648
Samsung Electronics Co. Ltd.
(Preference) 52,830 3,092,274
24,740,922
Textiles, Apparel & Luxury Goods 0.7%
Handsome Co. Ltd. 6,885 227,575
Hyosung TNC Corp. 4,814 2,595,829
LF Corp. 55,582 835,489
Youngone Corp. 8,732 323,348
3,982,241
Wireless Telecommunication Services 0.6%
SK Telecom Co. Ltd. 11,201 3,054,337
76,232,555
TAIWAN 13.9%
Capital Markets 0.1%
Capital Securities Corp. 283,000 153,117

6 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
TAIWAN
Capital Markets
President Securities Corp. 454,000 372,877
525,994
Chemicals 0.0%
†
Nantex Industry Co. Ltd. 65,000 210,338
Diversified Financial Services 0.3%
Chailease Holding Co. Ltd. 168,000 1,476,220
Yuanta Financial Holding Co.
Ltd. 244,000 214,760
1,690,980
Diversified Telecommunication Services 0.1%
Chunghwa Telecom Co. Ltd. 166,000 656,577
Electronic Equipment, Instruments & Components 0.6%
Hon Hai Precision Industry
Co. Ltd. 861,000 3,217,708
Insurance 0.5%
Cathay Financial Holding Co.
Ltd. 753,000 1,541,622
Fubon Financial Holding Co.
Ltd. 530,000 1,445,724
2,987,346
Marine 1.1%
Evergreen Marine Corp.
Taiwan Ltd. 147,000 646,138
Wan Hai Lines Ltd. 681,400 4,855,891
Yang Ming Marine Transport
Corp. * 163,000 686,250
6,188,279
Metals & Mining 0.1%
China Steel Corp. 349,000 444,749
Semiconductors & Semiconductor Equipment 10.2%
ASE Technology Holding Co.
Ltd. 259,000 1,008,200
Chipbond Technology Corp. 560,000 1,351,502
Elite Semiconductor
Microelectronics
Technology, Inc. 85,000 386,671
FocalTech Systems Co. Ltd. 51,000 277,573
Greatek Electronics, Inc. 226,000 650,291
Himax Technologies, Inc.,
ADR (a) 122,500 1,307,075
Holtek Semiconductor, Inc. 102,000 406,917
MediaTek , Inc. 180,000 5,801,995
Novatek Microelectronics
Corp. 495,000 7,186,486
Realtek Semiconductor Corp. 171,000 3,013,523
Silicon Motion Technology
Corp., ADR 4,400 303,512
Sitronix Technology Corp. 42,000 359,099
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,384,000 28,539,526
United Microelectronics Corp. 1,615,000 3,685,189
Winbond Electronics Corp. 843,000 785,239
55,062,798
Technology Hardware, Storage & Peripherals 0.6%
Lite-On Technology Corp. 1,412,000 3,155,901
Textiles, Apparel & Luxury Goods 0.2%
Tainan Spinning Co. Ltd. 686,000 632,981
Common Stocks
Shares Value ($)
TAIWAN
Textiles, Apparel & Luxury Goods
Taiwan Paiho Ltd. 151,000 435,337
1,068,318
Trading Companies & Distributors 0.0%
†
Brighton-Best International
Taiwan, Inc. 202,000 271,437
Wireless Telecommunication Services 0.1%
Taiwan Mobile Co. Ltd. 107,000 379,798
75,860,223
THAILAND 2.6%
Auto Components 0.1%
Sri Trang Agro-Industry PCL 499,600 493,347
Beverages 0.1%
Osotspa PCL 381,600 383,153
Chemicals 0.9%
Eastern Polymer Group PCL,
Class F 2,025,200 668,955
Indorama Ventures PCL 1,633,600 2,119,601
PTT Global Chemical PCL 1,049,000 1,941,716
4,730,272
Construction Materials 0.1%
Siam Cement PCL (The) 42,100 498,277
Consumer Finance 0.1%
Srisawad Corp. PCL 256,500 472,942
Health Care Equipment & Supplies 0.1%
Sri Trang Gloves Thailand
PCL 663,000 609,829
Health Care Providers & Services 0.7%
Bangkok Chain Hospital PCL 1,855,800 1,167,230
Chularat Hospital PCL, Class
F 21,512,400 2,379,506
Vibhavadi Medical Center
PCL 6,855,700 430,981
3,977,717
Independent Power and Renewable Electricity Producers
0.1%
Ratch Group PCL 463,600 618,218
Marine 0.3%
Precious Shipping PCL 1,450,300 848,671
Regional Container Lines
PCL 727,400 1,003,268
1,851,939
Specialty Retail 0.1%
Siam Global House PCL 873,000 534,397
14,170,091
TURKEY 0.8%
Automobiles 0.3%
Ford Otomotiv Sanayi A/S 66,284 1,244,508
Diversified Telecommunication Services 0.2%
Turk Telekomunikasyon A/S 997,531 838,156
Machinery 0.1%
Turk Traktor ve Ziraat
Makineleri A/S 34,975 637,233

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2021 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
TURKEY
Software 0.1%
Logo Yazilim Sanayi ve
Ticaret A/S 163,055 762,599
Textiles, Apparel & Luxury Goods 0.1%
Aksa Akrilik Kimya Sanayii
A/S 263,936 604,746
4,087,242
UNITED ARAB EMIRATES 0.1%
Banks 0.1%
Abu Dhabi Islamic Bank
PJSC 413,024 650,653
Total Common Stocks
(cost $530,825,295) 537,501,031
Rights 0.0%
†
Number of
Rights
CHINA 0.0%
†
Machinery 0.0%
†
Airtac International Group,
expiring 12/31/25*∞ 650 3,663
Total Rights
(cost $–) 3,663
Repurchase Agreements 0.7%
Principal
Amount ($) Value ($)
Cantor Fitzgerald &
Co., 0.06%, dated
9/30/2021, due
10/1/2021, repurchase
price $2,073,638,
collateralized by U.S.
Government Agency
Securities, ranging from
0.44% - 6.00%, maturing
5/1/2024 - 7/20/2071;
total market value
$2,115,107.(c) 2,073,635 2,073,635
NatWest Markets
Securities, Inc., 0.05%,
dated 9/28/2021, due
10/5/2021, repurchase
price $2,000,020,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 2.88%, maturing
10/15/2021 - 5/15/2031;
total market value
$2,040,006.(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $4,073,635) 4,073,635
Total Investments
(cost $534,898,930)   — 99.4% 541,578,329
Other assets in excess of liabilities — 0.6% 3,279,465
NET ASSETS — 100.0%
$ 544,857,794
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $6,550,027, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $4,073,635 and by
$2,694,423 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.88%, and maturity dates ranging from 10/7/2021 –
2/15/2051, a total value of $6,768,058.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2021 was $20,807,468 which represents 3.82% of net
assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$4,073,635.

8 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
PAO Public Stock Company
PH Philippines
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2021 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 275,646 $ – $ 275,646
Auto Components – 2,050,803 – 2,050,803
Automobiles 2,976,346 9,156,980 – 12,133,326

10 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Level 1 Level 2 Level 3 Total
Assets:
Banks $ 11,389,224 $ 65,033,348 $ – $ 76,422,572
Beverages 5,393,558 3,022,670 – 8,416,228
Biotechnology 295,092 411,047 – 706,139
Building Products – 2,562,497 – 2,562,497
Capital Markets 3,150,990 3,930,644 – 7,081,634
Chemicals 350,837 25,779,950 – 26,130,787
Construction & Engineering – 103,086 – 103,086
Construction Materials – 1,535,634 – 1,535,634
Consumer Finance 464,172 472,942 – 937,114
Diversified Financial Services – 4,451,785 – 4,451,785
Diversified Telecommunication Services – 8,741,119 – 8,741,119
Electric Utilities 3,030,722 – – 3,030,722
Electrical Equipment – 921,117 – 921,117
Electronic Equipment, Instruments &
Components – 11,371,086 – 11,371,086
Entertainment 6,584,340 – – 6,584,340
Equity Real Estate Investment Trusts
(REITs) 2,216,501 333,683 – 2,550,184
Food & Staples Retailing 1,312,966 3,784,950 – 5,097,916
Food Products 856,131 1,268,400 – 2,124,531
Gas Utilities – 7,896,720 – 7,896,720
Health Care Equipment & Supplies – 6,247,255 – 6,247,255
Health Care Providers & Services – 10,514,884 – 10,514,884
Hotels, Restaurants & Leisure 362,294 – – 362,294
Independent Power and Renewable
Electricity Producers – 2,086,122 – 2,086,122
Industrial Conglomerates 2,624,073 6,221,099 – 8,845,172
Insurance – 2,987,346 – 2,987,346
Interactive Media & Services – 22,607,636 – 22,607,636
Internet & Direct Marketing Retail 25,698,822 5,564,597 – 31,263,419
IT Services 11,712,154 10,603,116 – 22,315,270
Life Sciences Tools & Services – 10,262,936 – 10,262,936
Machinery – 3,784,620 – 3,784,620
Marine 1,425,267 13,271,032 – 14,696,299
Media 913,123 1,945,147 – 2,858,270
Metals & Mining 8,575,590 22,716,125 – 31,291,715
Multiline Retail 475,329 416,334 – 891,663
Oil, Gas & Consumable Fuels 2,400,461 21,481,268 – 23,881,729
Personal Products 246,856 – – 246,856
Pharmaceuticals – 5,694,882 – 5,694,882
Real Estate Management & Development – 2,660,658 – 2,660,658
Semiconductors & Semiconductor
Equipment 3,081,187 56,703,963 – 59,785,150
Software – 3,398,262 – 3,398,262
Specialty Retail 165,205 5,702,349 – 5,867,554
Technology Hardware, Storage &
Peripherals – 32,764,889 – 32,764,889
Textiles, Apparel & Luxury Goods 5,673,209 15,571,649 – 21,244,858
Trading Companies & Distributors – 832,965 – 832,965
Transportation Infrastructure – 10,614,235 – 10,614,235
Wireless Telecommunication Services 4,370,169 3,998,937 – 8,369,106
Total Common Stocks $ 105,744,618 $ 431,756,413 $ – $ 537,501,031
Repurchase Agreements – 4,073,635 – 4,073,635
Rights – 3,663 – 3,663
Total $ 105,744,618 $ 435,833,711 $ – $ 541,578,329
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS International Equity Insights Fund - September 30, 2021 (Unaudited) - Statement of Investments - 11
Common Stocks 98.4%
Shares Value ($)
AUSTRALIA 6.7%
Banks 0.7%
Australia & New Zealand
Banking Group Ltd. 32,551 656,716
Commonwealth Bank of
Australia 108,863 8,112,418
8,769,134
Beverages 0.6%
Treasury Wine Estates Ltd. 848,098 7,539,511
Diversified Telecommunication Services 0.6%
Telstra Corp. Ltd. 2,499,956 7,046,164
Equity Real Estate Investment Trusts (REITs) 0.4%
Goodman Group 339,488 5,270,009
Food & Staples Retailing 0.8%
Endeavour Group Ltd. 127,978 642,640
Woolworths Group Ltd. 293,435 8,332,070
8,974,710
Health Care Providers & Services 0.4%
Sonic Healthcare Ltd. 159,847 4,693,074
Hotels, Restaurants & Leisure 0.1%
Domino's Pizza Enterprises
Ltd. 11,943 1,376,958
Metals & Mining 2.9%
BHP Group Ltd. (a) 135,004 3,628,547
BHP Group plc 398,985 9,944,017
BlueScope Steel Ltd. 24,106 349,719
Glencore plc * 664,938 3,140,213
Mineral Resources Ltd. 183,561 5,853,847
Rio Tinto Ltd. 27,912 1,983,428
Rio Tinto plc, ADR (a) 119,418 7,979,511
32,879,282
Oil, Gas & Consumable Fuels 0.1%
Washington H Soul Pattinson
& Co. Ltd. 23,663 667,793
Specialty Retail 0.1%
Premier Investments Ltd. 52,008 1,122,188
78,338,823
AUSTRIA 0.0%
†
Air Freight & Logistics 0.0%
†
Oesterreichische Post AG (a) 5,247 221,414
BRAZIL 0.5%
Chemicals 0.5%
Yara International ASA 119,158 5,897,580
CHINA 0.7%
Marine 0.3%
SITC International Holdings
Co. Ltd. 874,000 3,115,955
Specialty Retail 0.4%
Chow Tai Fook Jewellery
Group Ltd. 2,900,400 5,521,821
8,637,776
DENMARK 1.7%
Air Freight & Logistics 0.1%
DSV A/S 4,615 1,101,814
Common Stocks
Shares Value ($)
DENMARK
Marine 0.8%
AP Moller - Maersk A/S,
Class A 1,380 3,531,034
AP Moller - Maersk A/S,
Class B 1,768 4,782,383
Dfds A/S * 20,889 1,106,944
9,420,361
Pharmaceuticals 0.8%
Novo Nordisk A/S, Class B 99,755 9,594,942
20,117,117
FINLAND 1.1%
Banks 0.1%
Nordea Bank Abp 61,599 790,551
Communications Equipment 0.2%
Nokia OYJ * 462,005 2,541,681
Food & Staples Retailing 0.6%
Kesko OYJ, Class B 240,510 8,301,929
IT Services 0.1%
TietoEVRY OYJ 24,385 731,250
Multiline Retail 0.1%
Tokmanni Group Corp. 41,299 1,002,964
13,368,375
FRANCE 12.2%
Aerospace & Defense 0.2%
Airbus SE * 20,870 2,740,129
Automobiles 0.1%
Trigano SA 8,910 1,673,457
Banks 0.7%
Societe Generale SA 263,736 8,280,526
Beverages 0.2%
Pernod Ricard SA 8,075 1,765,898
Building Products 0.8%
Cie de Saint-Gobain 138,356 9,318,563
Chemicals 0.7%
Arkema SA 59,786 7,908,675
Construction & Engineering 0.0%
†
Eiffage SA 5,782 583,298
Electric Utilities 0.4%
Electricite de France SA (a) 333,527 4,188,384
Electrical Equipment 0.8%
Legrand SA 89,295 9,577,194
Nexans SA 3,494 326,907
9,904,101
Equity Real Estate Investment Trusts (REITs) 0.3%
Gecina SA 28,576 3,830,832
Insurance 1.0%
AXA SA 409,497 11,392,203
IT Services 0.1%
Alten SA 5,365 782,194
Life Sciences Tools & Services 0.7%
Sartorius Stedim Biotech 14,737 8,225,939

12 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
FRANCE
Media 0.8%
Publicis Groupe SA (a) 130,826 8,810,305
Multi-Utilities 0.7%
Engie SA 589,884 7,741,932
Personal Products 0.6%
L'Oreal SA 16,491 6,806,203
Software 0.8%
Dassault Systemes SE 172,728 9,055,561
Textiles, Apparel & Luxury Goods 2.7%
Kering SA 15,462 10,996,977
LVMH Moet Hennessy Louis
Vuitton SE (a) 29,983 21,439,768
32,436,745
Trading Companies & Distributors 0.6%
Rexel SA * 348,851 6,712,614
142,157,559
GERMANY 10.7%
Air Freight & Logistics 1.2%
Deutsche Post AG
(Registered) 229,540 14,467,105
Automobiles 1.0%
Bayerische Motoren Werke
AG (Preference) 4,829 368,720
Volkswagen AG (Preference) 48,407 10,843,878
11,212,598
Chemicals 1.5%
BASF SE 137,816 10,500,582
Covestro AG Reg. S (b) 121,604 8,351,945
18,852,527
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG
(Registered) 244,500 4,929,649
Health Care Equipment & Supplies 0.4%
Siemens Healthineers AG
Reg. S (b) 76,022 4,946,760
Household Products 0.8%
Henkel AG & Co. KGaA
(Preference) 95,590 8,874,736
Industrial Conglomerates 0.1%
Rheinmetall AG 10,785 1,058,806
Insurance 0.1%
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 2,237 613,151
Internet & Direct Marketing Retail 0.1%
HelloFresh SE * 11,609 1,074,764
Life Sciences Tools & Services 0.5%
Gerresheimer AG (a) 57,998 5,694,018
Marine 0.1%
Hapag -Lloyd AG Reg. S (a)
(b) 6,832 1,494,228
Common Stocks
Shares Value ($)
GERMANY
Multi-Utilities 0.8%
E.ON SE 759,057 9,286,656
Pharmaceuticals 1.0%
Merck KGaA 54,986 11,957,197
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG 48,661 2,000,412
SUESS MicroTec SE * 7,861 202,983
2,203,395
Software 0.9%
SAP SE 74,529 10,096,716
Textiles, Apparel & Luxury Goods 0.8%
adidas AG 29,790 9,387,032
Trading Companies & Distributors 0.8%
Brenntag SE 95,519 8,910,245
Kloeckner & Co. SE *(a) 35,877 448,478
9,358,723
125,508,061
HONG KONG 1.4%
Insurance 0.6%
AIA Group Ltd. 613,400 7,062,774
Machinery 0.1%
Techtronic Industries Co. Ltd. 89,000 1,744,707
Real Estate Management & Development 0.7%
CK Asset Holdings Ltd. 48,500 278,739
Sun Hung Kai Properties Ltd. 539,000 6,698,346
Swire Properties Ltd. 115,200 288,242
7,265,327
Specialty Retail 0.0%
†
Luk Fook Holdings
International Ltd. 92,000 235,692
16,308,500
IRELAND 0.3%
Hotels, Restaurants & Leisure 0.3%
Flutter Entertainment plc * 16,063 3,153,354
ISRAEL 0.3%
Diversified Financial Services 0.3%
Plus500 Ltd. 164,864 3,071,007
ITALY 0.6%
Capital Markets 0.6%
Azimut Holding SpA 223,160 6,122,114
Banca Generali SpA * 20,272 889,052
7,011,166
Diversified Financial Services 0.0%
†
Banca Mediolanum SpA 29,607 320,321
7,331,487
JAPAN 25.9%
Automobiles 0.9%
Isuzu Motors Ltd. 31,100 408,591
Mazda Motor Corp. * 175,400 1,527,404
Toyota Motor Corp. 19,000 339,876
Yamaha Motor Co. Ltd. 287,800 8,013,724
10,289,595
Banks 0.9%
Aozora Bank Ltd. 37,300 913,913

NVIT GS International Equity Insights Fund - September 30, 2021 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
JAPAN
Banks
Concordia Financial Group
Ltd. (a) 339,800 1,340,696
Mizuho Financial Group, Inc. 98,800 1,390,905
Resona Holdings, Inc. 106,900 425,467
Sumitomo Mitsui Financial
Group, Inc. 173,000 6,052,472
10,123,453
Beverages 1.0%
Kirin Holdings Co. Ltd. 450,400 8,365,732
Suntory Beverage & Food
Ltd. 69,200 2,874,741
11,240,473
Capital Markets 0.7%
Nomura Holdings, Inc. 1,711,500 8,412,321
Chemicals 0.9%
DIC Corp. 8,300 234,811
Mitsubishi Gas Chemical Co.,
Inc. 57,300 1,131,603
Nitto Denko Corp. 17,800 1,268,451
Tosoh Corp. 425,100 7,713,925
10,348,790
Consumer Finance 0.0%
†
Acom Co. Ltd. 127,300 467,011
Distributors 0.0%
†
Doshisha Co. Ltd. 18,600 292,835
Diversified Financial Services 1.5%
Mitsubishi HC Capital, Inc. 1,418,900 7,456,404
ORIX Corp. 546,800 10,218,582
17,674,986
Diversified Telecommunication Services 0.5%
Nippon Telegraph &
Telephone Corp. 194,100 5,365,906
Electric Utilities 0.1%
Kansai Electric Power Co.,
Inc. (The) 79,400 770,534
Entertainment 0.2%
Konami Holdings Corp. 46,300 2,905,501
Food & Staples Retailing 0.3%
Aeon Co. Ltd. (a) 151,200 3,979,064
Food Products 0.1%
Nisshin Oillio Group Ltd.
(The) 50,700 1,380,941
Gas Utilities 0.1%
Tokyo Gas Co. Ltd. 79,700 1,484,253
Health Care Equipment & Supplies 0.8%
Hoya Corp. 32,300 5,051,653
Olympus Corp. 199,100 4,372,486
9,424,139
Hotels, Restaurants & Leisure 0.1%
Tokyotokeiba Co. Ltd. 39,400 1,552,439
Household Durables 0.4%
Casio Computer Co. Ltd. (a) 43,000 713,007
Sekisui House Ltd. 90,100 1,893,369
Sumitomo Forestry Co. Ltd. 113,500 2,176,972
4,783,348
Common Stocks
Shares Value ($)
JAPAN
Insurance 1.1%
MS&AD Insurance Group
Holdings, Inc. (a) 76,000 2,535,833
Tokio Marine Holdings, Inc. 194,900 10,452,010
12,987,843
IT Services 2.5%
Fujitsu Ltd. 52,200 9,480,072
NEC Corp. 160,700 8,723,649
NEC Networks & System
Integration Corp. 25,700 485,664
Nomura Research Institute
Ltd. 33,300 1,227,256
NTT Data Corp. 508,500 9,851,879
TIS, Inc. 10,900 297,922
30,066,442
Machinery 1.6%
Amada Co. Ltd. (a) 666,800 6,919,438
Ebara Corp. 69,400 3,433,479
MINEBEA MITSUMI, Inc. 17,000 434,082
NGK Insulators Ltd. (a) 426,800 7,247,818
OKUMA Corp. 10,400 505,082
Sumitomo Heavy Industries
Ltd. 13,000 336,778
18,876,677
Marine 1.5%
Mitsui OSK Lines Ltd. (a) 122,900 8,282,156
Nippon Yusen KK (a) 122,000 9,176,645
17,458,801
Media 0.3%
Dentsu Group, Inc. (a) 101,600 3,908,696
SKY Perfect JSAT Holdings,
Inc. (a) 47,900 184,227
4,092,923
Multiline Retail 0.1%
Marui Group Co. Ltd. 38,200 738,556
Paper & Forest Products 0.1%
Oji Holdings Corp. 116,900 589,873
Personal Products 0.9%
Kao Corp. 158,000 9,413,951
Shiseido Co. Ltd. 9,500 640,268
10,054,219
Pharmaceuticals 2.6%
Astellas Pharma, Inc. 482,000 7,947,529
Chugai Pharmaceutical Co.
Ltd. 112,200 4,110,156
Santen Pharmaceutical Co.
Ltd. 247,100 3,486,934
Sumitomo Dainippon Pharma
Co. Ltd. 231,300 4,132,599
Takeda Pharmaceutical Co.
Ltd. 351,800 11,661,391
31,338,609
Real Estate Management & Development 0.9%
Daiwa House Industry Co.
Ltd. 284,300 9,494,648
Mitsubishi Estate Co. Ltd. 30,800 490,494
9,985,142
Road & Rail 0.1%
Seino Holdings Co. Ltd. 73,200 882,897

14 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
JAPAN
Semiconductors & Semiconductor Equipment 1.9%
Disco Corp. 20,400 5,710,337
Renesas Electronics Corp. * 517,700 6,387,777
SCREEN Holdings Co. Ltd. 26,800 2,300,083
Tokyo Seimitsu Co. Ltd. (a) 148,100 6,101,314
Ulvac , Inc. 42,500 2,430,897
22,930,408
Software 0.3%
Oracle Corp. Japan 3,000 263,959
Trend Micro, Inc. 48,200 2,688,889
2,952,848
Specialty Retail 0.3%
Autobacs Seven Co. Ltd. (a) 112,400 1,497,981
USS Co. Ltd. 72,600 1,242,056
Yamada Holdings Co. Ltd. 105,700 444,890
3,184,927
Technology Hardware, Storage & Peripherals 0.5%
Canon, Inc. 130,200 3,202,547
Ricoh Co. Ltd. (a) 210,000 2,154,938
5,357,485
Trading Companies & Distributors 1.8%
Mitsui & Co. Ltd. (a) 468,900 10,171,955
Sumitomo Corp. 613,900 8,583,112
Toyota Tsusho Corp. 59,900 2,510,310
21,265,377
Wireless Telecommunication Services 0.9%
KDDI Corp. 26,700 882,368
SoftBank Group Corp. 159,200 9,199,750
10,082,118
303,340,734
LUXEMBOURG 0.8%
Life Sciences Tools & Services 0.8%
Eurofins Scientific SE (a) 74,574 9,563,141
NETHERLANDS 6.2%
Air Freight & Logistics 0.5%
PostNL NV 1,217,323 5,870,833
Capital Markets 0.1%
Flow Traders Reg. S (b) 20,832 806,032
Electrical Equipment 0.4%
Signify NV Reg. S (b) 88,521 4,397,936
Food & Staples Retailing 0.9%
Koninklijke Ahold Delhaize
NV 309,043 10,245,799
Insurance 0.1%
Aegon NV 230,508 1,183,422
Machinery 0.1%
Aalberts NV 20,951 1,196,449
Oil, Gas & Consumable Fuels 0.7%
Royal Dutch Shell plc, Class
A 198,215 4,414,674
Royal Dutch Shell plc, Class
B, ADR 85,154 3,769,768
8,184,442
Professional Services 0.0%
†
Randstad NV 7,618 509,114
Semiconductors & Semiconductor Equipment 3.4%
ASM International NV 18,949 7,398,441
Common Stocks
Shares Value ($)
NETHERLANDS
Semiconductors & Semiconductor Equipment
ASML Holding NV 45,236 33,369,347
40,767,788
73,161,815
NEW ZEALAND 0.1%
Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd. 160,390 528,801
Health Care Equipment & Supplies 0.0%
†
Fisher & Paykel Healthcare
Corp. Ltd. 21,885 481,210
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 85,623 290,340
1,300,351
NORWAY 2.0%
Food Products 0.3%
Orkla ASA 416,532 3,817,232
Marine 0.4%
Golden Ocean Group Ltd. 432,176 4,496,022
Metals & Mining 0.9%
Norsk Hydro ASA 1,322,352 9,867,795
Oil, Gas & Consumable Fuels 0.4%
Aker BP ASA 152,656 4,911,436
23,092,485
PORTUGAL 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
Galp Energia SGPS SA 43,526 492,930
SINGAPORE 0.2%
Banks 0.1%
Oversea-Chinese Banking
Corp. Ltd. 149,500 1,251,525
Capital Markets 0.1%
Singapore Exchange Ltd. 83,600 611,737
1,863,262
SOUTH AFRICA 0.8%
Metals & Mining 0.8%
Anglo American plc 275,860 9,515,752
SPAIN 2.1%
Air Freight & Logistics 0.1%
Cia de Distribucion Integral
Logista Holdings SA 32,044 673,641
Banks 1.3%
Banco Bilbao Vizcaya
Argentaria SA 1,584,662 10,453,244
Banco de Sabadell SA * 2,829,748 2,369,490
Bankinter SA 378,587 2,216,194
15,038,928
Biotechnology 0.1%
Grifols SA 64,973 1,584,238
Electric Utilities 0.2%
Iberdrola SA 231,555 2,312,670

NVIT GS International Equity Insights Fund - September 30, 2021 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
SPAIN
Insurance 0.0%
†
Linea Directa Aseguradora
SA Cia de Seguros y
Reaseguros 206,938 406,313
Metals & Mining 0.4%
Acerinox SA 377,241 4,810,380
24,826,170
SWEDEN 3.9%
Banks 0.4%
Swedbank AB, Class A 247,957 5,015,515
Communications Equipment 0.1%
Telefonaktiebolaget LM
Ericsson, Class B 155,763 1,760,490
Diversified Financial Services 1.3%
Industrivarden AB, Class A 13,776 439,084
Industrivarden AB, Class C 12,684 390,777
Investor AB, Class A 203,185 4,380,974
Investor AB, Class B 333,141 7,133,124
Kinnevik AB, Class B *(a) 74,565 2,629,075
14,973,034
Health Care Equipment & Supplies 0.6%
Getinge AB, Class B 174,305 6,931,478
Household Durables 0.1%
Nobia AB 266,656 1,756,656
Machinery 0.9%
Sandvik AB 230,563 5,261,937
SKF AB, Class B 177,900 4,186,841
Trelleborg AB, Class B 36,191 768,544
10,217,322
Metals & Mining 0.2%
Boliden AB * 30,844 992,257
SSAB AB, Class B * 265,860 1,141,243
2,133,500
Oil, Gas & Consumable Fuels 0.3%
Lundin Energy AB (a) 85,004 3,155,489
Specialty Retail 0.0%
†
H & M Hennes & Mauritz AB,
Class B * 9,296 188,476
46,131,960
SWITZERLAND 9.5%
Capital Markets 0.6%
UBS Group AG (Registered) 459,164 7,337,430
Chemicals 0.4%
Sika AG (Registered) 16,577 5,243,221
Electrical Equipment 0.9%
ABB Ltd. (Registered) 322,480 10,748,949
Food Products 0.2%
Chocoladefabriken Lindt &
Spruengli AG (Registered) 20 2,348,505
Insurance 0.1%
Zurich Insurance Group AG 2,186 891,338
Life Sciences Tools & Services 2.1%
Bachem Holding AG
(Registered), Class B 6,004 4,569,161
Common Stocks
Shares Value ($)
SWITZERLAND
Life Sciences Tools & Services
Lonza Group AG (Registered) 12,210 9,147,621
Siegfried Holding AG
(Registered) * 2,571 2,274,413
Tecan Group AG (Registered) 14,386 8,118,195
24,109,390
Marine 0.7%
Kuehne + Nagel International
AG (Registered) 25,185 8,557,799
Pharmaceuticals 2.8%
Novartis AG (Registered) 100,016 8,205,334
Roche Holding AG 66,242 24,171,952
32,377,286
Professional Services 0.6%
Adecco Group AG
(Registered) 134,133 6,717,502
Semiconductors & Semiconductor Equipment 0.6%
STMicroelectronics NV 169,186 7,369,661
Textiles, Apparel & Luxury Goods 0.5%
Swatch Group AG (The) 21,977 5,760,978
111,462,059
UKRAINE 0.1%
Metals & Mining 0.1%
Ferrexpo plc 363,027 1,594,261
UNITED KINGDOM 7.9%
Banks 0.0%
†
Barclays plc 172,844 440,819
Capital Markets 0.3%
Man Group plc 1,145,702 3,150,825
Distributors 0.2%
Inchcape plc 236,888 2,572,498
Electric Utilities 0.0%
†
SSE plc 19,680 413,251
Electronic Equipment, Instruments & Components 0.1%
Spectris plc 18,805 975,341
Hotels, Restaurants & Leisure 0.0%
†
InterContinental Hotels Group
plc * 8,545 547,932
Household Durables 0.6%
Barratt Developments plc 278,806 2,460,316
Bellway plc 43,907 1,924,654
Persimmon plc 72,799 2,594,119
Taylor Wimpey plc 133,299 275,301
7,254,390
Industrial Conglomerates 0.8%
CK Hutchison Holdings Ltd. 893,000 5,921,769
DCC plc 7,019 580,956
Melrose Industries plc 1,039,840 2,406,199
8,908,924
Insurance 1.4%
Aviva plc 1,286,896 6,849,419
Legal & General Group plc 1,728,820 6,528,504
Prudential plc 173,842 3,374,736
16,752,659

16 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Media 0.5%
ITV plc * 2,977,869 4,223,882
WPP plc 98,625 1,325,241
5,549,123
Multiline Retail 0.7%
Next plc 70,446 7,725,550
Oil, Gas & Consumable Fuels 0.5%
BP plc, ADR 214,332 5,857,694
Specialty Retail 0.3%
JD Sports Fashion plc 234,656 3,303,703
Tobacco 1.6%
British American Tobacco plc 355,569 12,405,586
Imperial Brands plc 290,175 6,055,763
18,461,349
Water Utilities 0.1%
United Utilities Group plc 48,871 635,448
Wireless Telecommunication Services 0.8%
Vodafone Group plc, ADR (a) 645,281 9,969,591
92,519,097
UNITED STATES 2.7%
Automobiles 0.9%
Stellantis NV 524,570 10,016,647
Electrical Equipment 1.1%
Schneider Electric SE 84,738 14,088,556
Life Sciences Tools & Services 0.3%
QIAGEN NV * 64,968 3,377,979
Trading Companies & Distributors 0.4%
Ferguson plc 29,768 4,126,524
31,609,706
Total Common Stocks
(cost $1,040,551,788) 1,154,584,776
Repurchase Agreements 3.0%
Principal
Amount ($)
BofA Securities, Inc.,
0.05%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$2,000,003, collateralized
by U.S. Government
Treasury Securities,
1.63%, maturing
5/15/2031; total market
value $2,040,001.(c) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald &
Co., 0.06%, dated
9/30/2021, due
10/1/2021, repurchase
price $7,329,451,
collateralized by U.S.
Government Agency
Securities, ranging from
0.44% - 6.00%, maturing
5/1/2024 - 7/20/2071;
total market value
$7,476,028.(c) 7,329,440 7,329,440
CF Secured, LLC, 0.06%,
dated 9/30/2021, due
10/1/2021, repurchase
price $2,000,004,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.38%
- 4.50%, maturing
4/15/2024 - 8/15/2051;
total market value
$2,040,003.(c) 2,000,000 2,000,000
MetLife, Inc., 0.06%,
dated 9/30/2021, due
10/1/2021, repurchase
price $3,000,005,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $3,061,230.(c) 3,000,000 3,000,000
NatWest Markets
Securities, Inc., 0.05%,
dated 9/28/2021, due
10/5/2021, repurchase
price $13,000,127,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 2.88%, maturing
10/15/2021 - 5/15/2031;
total market value
$13,260,041.(c) 13,000,000 13,000,000

NVIT GS International Equity Insights Fund - September 30, 2021 (Unaudited) - Statement of Investments - 17
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets
Securities, Inc., 0.05%,
dated 9/30/2021, due
10/7/2021, repurchase
price $8,000,078,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
4/15/2024 - 2/15/2044;
total market value
$8,160,014.(c) 8,000,000 8,000,000
Total Repurchase Agreements
(cost $35,329,440) 35,329,440
Total Investments
(cost $1,075,881,228)   — 101.4% 1,189,914,216
Liabilities in excess of other assets
— (1.4)% (15,959,621)
NET ASSETS — 100.0%
$ 1,173,954,595
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $52,557,243, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $35,329,440 and by
$23,002,444 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.88%, and maturity dates ranging from 10/7/2021 –
2/15/2051, a total value of $58,331,884.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2021 was $19,996,901 which represents 1.70% of net
assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$35,329,440.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

18 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT GS International Equity Insights Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT GS International Equity Insights Fund - September 30, 2021 (Unaudited) - Statement of Investments - 19
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 2,740,129 $ – $ 2,740,129
Air Freight & Logistics – 22,334,807 – 22,334,807
Automobiles – 33,192,297 – 33,192,297
Banks – 49,710,451 – 49,710,451
Beverages – 20,545,882 – 20,545,882
Biotechnology – 1,584,238 – 1,584,238
Building Products – 9,318,563 – 9,318,563
Capital Markets – 27,329,511 – 27,329,511
Chemicals – 48,250,793 – 48,250,793
Communications Equipment – 4,302,171 – 4,302,171
Construction & Engineering – 583,298 – 583,298
Consumer Finance – 467,011 – 467,011
Distributors – 2,865,333 – 2,865,333
Diversified Financial Services – 36,039,348 – 36,039,348
Diversified Telecommunication Services – 17,870,520 – 17,870,520
Electric Utilities – 7,684,839 – 7,684,839
Electrical Equipment – 39,139,542 – 39,139,542
Electronic Equipment, Instruments &
Components – 975,341 – 975,341
Entertainment – 2,905,501 – 2,905,501
Equity Real Estate Investment Trusts
(REITs) – 9,100,841 – 9,100,841
Food & Staples Retailing – 31,501,502 – 31,501,502
Food Products – 7,546,678 – 7,546,678
Gas Utilities – 1,484,253 – 1,484,253
Health Care Equipment & Supplies – 21,783,587 – 21,783,587
Health Care Providers & Services – 4,693,074 – 4,693,074
Hotels, Restaurants & Leisure – 6,630,683 – 6,630,683
Household Durables – 13,794,394 – 13,794,394
Household Products – 8,874,736 – 8,874,736
Independent Power and Renewable
Electricity Producers – 290,340 – 290,340
Industrial Conglomerates – 9,967,730 – 9,967,730
Insurance – 51,289,703 – 51,289,703
Internet & Direct Marketing Retail – 1,074,764 – 1,074,764
IT Services – 31,579,886 – 31,579,886
Life Sciences Tools & Services – 50,970,467 – 50,970,467
Machinery – 32,035,155 – 32,035,155
Marine – 44,543,166 – 44,543,166
Media – 18,452,351 – 18,452,351
Metals & Mining 7,979,511 52,821,459 – 60,800,970
Multiline Retail – 9,467,070 – 9,467,070
Multi-Utilities – 17,028,588 – 17,028,588
Oil, Gas & Consumable Fuels 9,627,462 13,642,322 – 23,269,784
Paper & Forest Products – 589,873 – 589,873
Personal Products – 16,860,422 – 16,860,422
Pharmaceuticals – 85,268,034 – 85,268,034
Professional Services – 7,226,616 – 7,226,616
Real Estate Management & Development – 17,250,469 – 17,250,469
Road & Rail – 882,897 – 882,897
Semiconductors & Semiconductor
Equipment – 73,271,252 – 73,271,252
Software – 22,105,125 – 22,105,125
Specialty Retail – 13,556,807 – 13,556,807
Technology Hardware, Storage &
Peripherals – 5,357,485 – 5,357,485
Textiles, Apparel & Luxury Goods – 47,584,755 – 47,584,755

20 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT GS International Equity Insights Fund
Level 1 Level 2 Level 3 Total
Assets:
Tobacco $ – $ 18,461,349 $ – $ 18,461,349
Trading Companies & Distributors – 41,463,238 – 41,463,238
Water Utilities – 635,448 – 635,448
Wireless Telecommunication Services 9,969,591 10,082,118 – 20,051,709
Total Common Stocks $ 27,576,564 $ 1,127,008,212 $ – $ 1,154,584,776
Repurchase Agreements – 35,329,440 – 35,329,440
Total $ 27,576,564 $ 1,162,337,652 $ – $ 1,189,914,216
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Large Cap Equity Insights Fund - September 30, 2021 (Unaudited) - Statement of Investments - 21
Common Stocks 99.3%
Shares Value ($)
Automobiles 2.9%
Ford Motor Co.* 1,545,899 21,889,930
General Motors Co.* 665,757 35,092,052
Harley-Davidson, Inc. 48,313 1,768,739
Tesla, Inc.* 36,178 28,055,315
86,806,036
Banks 5.0%
Citigroup, Inc. 373,381 26,203,878
Citizens Financial Group, Inc. 663,057 31,150,418
JPMorgan Chase & Co. 33,788 5,530,758
KeyCorp 1,273,660 27,536,529
PacWest Bancorp 36,225 1,641,717
Regions Financial Corp. 1,456,954 31,047,690
US Bancorp 413,184 24,559,657
147,670,647
Beverages 0.6%
Monster Beverage Corp.* 205,623 18,265,491
Biotechnology 3.4%
AbbVie, Inc. 406,393 43,837,613
Biogen, Inc.* 31,398 8,885,320
Gilead Sciences, Inc. 248,380 17,349,343
Incyte Corp.* 117,260 8,065,143
Moderna , Inc.* 43,587 16,774,893
Vertex Pharmaceuticals, Inc.* 26,108 4,735,730
99,648,042
Building Products 0.3%
Lennox International, Inc. 34,420 10,125,331
Capital Markets 1.6%
Evercore , Inc., Class A 4,736 633,061
Jefferies Financial Group, Inc. 268,050 9,952,697
S&P Global, Inc.(a) 85,379 36,276,683
46,862,441
Chemicals 2.2%
Air Products & Chemicals, Inc. 130,103 33,320,679
Axalta Coating Systems Ltd.* 708,679 20,686,340
Dow, Inc. 70,488 4,057,289
International Flavors &
Fragrances, Inc. 6,850 915,982
RPM International, Inc. 10,258 796,534
Westlake Chemical Corp. 46,482 4,236,370
64,013,194
Commercial Services & Supplies 0.1%
Republic Services, Inc. 27,478 3,299,009
Communications Equipment 0.1%
Arista Networks, Inc.* 5,098 1,751,877
Juniper Networks, Inc. 73,094 2,011,547
3,763,424
Construction & Engineering 0.4%
AECOM* 82,778 5,227,430
MasTec , Inc.* 76,724 6,619,747
11,847,177
Consumer Finance 2.2%
Ally Financial, Inc. 225,212 11,497,073
Capital One Financial Corp. 143,218 23,197,019
Synchrony Financial 635,638 31,069,985
65,764,077
Common Stocks
Shares Value ($)
Diversified Financial Services 1.9%
Berkshire Hathaway, Inc.,
Class B* 174,467 47,619,023
Voya Financial, Inc.(a) 113,686 6,979,183
54,598,206
Diversified Telecommunication Services 0.7%
Liberty Global plc, Class C*(a) 727,773 21,440,193
Electric Utilities 0.7%
American Electric Power Co.,
Inc. 126,693 10,284,938
NRG Energy, Inc. 224,773 9,177,481
19,462,419
Electrical Equipment 0.4%
AMETEK, Inc. 82,526 10,234,049
nVent Electric plc 60,818 1,966,246
12,200,295
Energy Equipment & Services 0.3%
Baker Hughes Co. 102,868 2,543,926
Halliburton Co. 261,241 5,648,030
8,191,956
Entertainment 0.0%
†
AMC Entertainment Holdings,
Inc., Class A* 16,192 616,267
Equity Real Estate Investment Trusts (REITs) 5.7%
American Homes 4 Rent,
Class A 721,953 27,520,848
Camden Property Trust 178,035 26,254,822
Equity LifeStyle Properties,
Inc. 373,780 29,192,218
First Industrial Realty Trust,
Inc. 567,343 29,547,223
Invitation Homes, Inc. 354,982 13,606,460
Prologis, Inc. 278,716 34,959,348
Simon Property Group, Inc. 51,732 6,723,608
167,804,527
Food & Staples Retailing 0.5%
Walgreens Boots Alliance, Inc. 159,317 7,495,865
Walmart, Inc. 54,218 7,556,905
15,052,770
Food Products 0.4%
Archer-Daniels-Midland Co. 108,192 6,492,602
Darling Ingredients, Inc.* 45,516 3,272,600
Mondelez International, Inc.,
Class A 12,943 753,024
10,518,226
Health Care Equipment & Supplies 2.0%
Align Technology, Inc.* 19,748 13,140,912
Becton Dickinson and Co. 43,186 10,615,982
DENTSPLY SIRONA, Inc. 120,005 6,966,290
Edwards Lifesciences Corp.* 70,622 7,995,117
Hologic , Inc.* 170,847 12,610,217
Teleflex, Inc. 17,878 6,731,961
58,060,479
Health Care Providers & Services 3.0%
Cigna Corp.(a) 87,806 17,575,249
HCA Healthcare, Inc. 137,093 33,275,213

22 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
Henry Schein, Inc.* 11,025 839,664
Laboratory Corp. of America
Holdings* 16,273 4,579,873
Molina Healthcare, Inc.* 4,220 1,144,928
UnitedHealth Group, Inc. 51,309 20,048,479
Universal Health Services,
Inc., Class B 71,705 9,921,821
87,385,227
Health Care Technology 0.3%
Cerner Corp. 25,747 1,815,678
Veeva Systems, Inc., Class A* 23,103 6,657,592
8,473,270
Hotels, Restaurants & Leisure 1.3%
Airbnb, Inc., Class A* 38,643 6,482,363
Booking Holdings, Inc.* 612 1,452,808
Boyd Gaming Corp.* 52,025 3,291,102
Choice Hotels International,
Inc. 9,935 1,255,486
Darden Restaurants, Inc. 60,273 9,129,551
Marriott Vacations Worldwide
Corp. 23,809 3,745,870
McDonald's Corp. 29,891 7,207,019
Penn National Gaming,
Inc.*(a) 34,830 2,523,782
Wyndham Hotels & Resorts,
Inc. 28,914 2,231,872
37,319,853
Household Durables 0.2%
PulteGroup, Inc. 121,579 5,582,908
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 172,677 3,942,216
Insurance 4.0%
Arch Capital Group Ltd.* 696,229 26,582,023
Chubb Ltd. 196,799 34,140,691
Globe Life, Inc. 171,081 15,231,341
Marsh & McLennan Cos., Inc. 230,655 34,928,087
Reinsurance Group of
America, Inc. 15,762 1,753,680
W R Berkley Corp. 76,240 5,579,243
118,215,065
Interactive Media & Services 7.8%
Alphabet, Inc., Class A* 52,951 141,565,558
Facebook, Inc., Class A* 260,503 88,412,113
229,977,671
Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc.* 23,302 76,548,002
eBay, Inc. 461,454 32,149,500
108,697,502
IT Services 8.4%
Accenture plc, Class A 7,082 2,265,673
Cognizant Technology
Solutions Corp., Class A 430,139 31,920,615
EPAM Systems, Inc.* 52,608 30,011,812
Gartner, Inc.* 100,471 30,531,127
Common Stocks
Shares Value ($)
IT Services
International Business
Machines Corp.(a) 87,202 12,114,974
MongoDB, Inc.*(a) 31,099 14,663,489
PayPal Holdings, Inc.* 198,955 51,770,081
Snowflake, Inc., Class A* 6,451 1,950,976
VeriSign, Inc.* 108,390 22,221,034
Visa, Inc., Class A(a) 136,528 30,411,612
Western Union Co. (The) 937,676 18,959,809
246,821,202
Life Sciences Tools & Services 2.2%
Bruker Corp. 52,700 4,115,870
IQVIA Holdings, Inc.* 137,698 32,984,179
Mettler -Toledo International,
Inc.* 20,869 28,744,126
65,844,175
Machinery 3.2%
Caterpillar, Inc. 188,836 36,250,847
Otis Worldwide Corp. 66,868 5,501,899
Parker-Hannifin Corp. 111,243 31,105,768
Stanley Black & Decker, Inc. 126,116 22,109,396
94,967,910
Media 2.3%
Interpublic Group of Cos., Inc.
(The) 105,588 3,871,912
News Corp., Class A 812,555 19,119,419
Nexstar Media Group, Inc.,
Class A 91,378 13,885,801
Omnicom Group, Inc. 420,524 30,471,169
67,348,301
Metals & Mining 0.5%
Alcoa Corp.* 17,139 838,782
Freeport-McMoRan, Inc. 458,358 14,910,386
15,749,168
Multiline Retail 0.2%
Kohl's Corp. 154,668 7,283,316
Multi-Utilities 0.8%
CMS Energy Corp. 295,044 17,622,978
DTE Energy Co. 52,801 5,898,400
23,521,378
Oil, Gas & Consumable Fuels 0.4%
Cimarex Energy Co. 24,398 2,127,506
Diamondback Energy, Inc. 17,798 1,684,937
EOG Resources, Inc. 38,034 3,052,989
Hess Corp. 45,282 3,536,977
Targa Resources Corp. 31,155 1,533,137
11,935,546
Pharmaceuticals 2.3%
Johnson & Johnson 361,899 58,446,689
Royalty Pharma plc, Class A 35,139 1,269,923
Zoetis, Inc. 41,959 8,145,920
67,862,532
Professional Services 0.3%
CoStar Group, Inc.* 34,182 2,941,703
ManpowerGroup , Inc. 42,357 4,586,416
7,528,119

NVIT GS Large Cap Equity Insights Fund - September 30, 2021 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Road & Rail 1.8%
AMERCO 25,662 16,578,422
CSX Corp. 860,357 25,587,017
Norfolk Southern Corp. 19,435 4,649,824
XPO Logistics, Inc.* 81,819 6,511,156
53,326,419
Semiconductors & Semiconductor Equipment 3.0%
Applied Materials, Inc. 102,789 13,232,028
Intel Corp. 542,529 28,905,945
NVIDIA Corp. 27,852 5,769,820
NXP Semiconductors NV 17,886 3,503,331
ON Semiconductor Corp.* 308,239 14,108,099
Texas Instruments, Inc. 117,475 22,579,870
88,099,093
Software 14.2%
Anaplan, Inc.* 33,588 2,045,173
Atlassian Corp. plc, Class A* 2,337 914,748
Datadog , Inc., Class A* 72,224 10,208,862
DocuSign, Inc.* 88,098 22,679,068
Dolby Laboratories, Inc., Class
A 52,822 4,648,336
Fair Isaac Corp.* 6,835 2,719,852
Fortinet, Inc.* 113,672 33,196,771
HubSpot , Inc.*(a) 36,755 24,849,688
Intuit, Inc. 73,351 39,573,598
Microsoft Corp. 644,852 181,796,676
Palo Alto Networks, Inc.* 69,287 33,188,473
Paycom Software, Inc.* 937 464,518
ServiceNow , Inc.* 44,195 27,501,223
Synopsys, Inc.* 16,192 4,848,047
VMware, Inc., Class A*(a) 206,235 30,667,144
419,302,177
Specialty Retail 0.6%
Bath & Body Works, Inc. 27,914 1,759,419
Dick's Sporting Goods, Inc.(a) 128,906 15,439,072
17,198,491
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc. 932,010 131,879,415
NetApp, Inc. 136,274 12,231,954
Western Digital Corp.* 315,881 17,828,324
161,939,693
Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings Ltd.* 23,980 1,160,872
Ralph Lauren Corp. 108,313 12,027,075
Skechers U.S.A., Inc., Class
A* 26,943 1,134,839
14,322,786
Tobacco 1.3%
Philip Morris International, Inc. 405,011 38,390,993
Total Common Stocks
(cost $2,507,243,998) 2,927,045,218
Repurchase Agreements 1.1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$1,752,588, collateralized
by U.S. Government
Agency Securities,
ranging from 0.44% -
6.00%, maturing 5/1/2024
- 7/20/2071; total market
value $1,787,636.(b) 1,752,585 1,752,585
MetLife, Inc.,
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$3,000,005, collateralized
by U.S. Government
Treasury Securities,
0.00%, maturing
8/15/2027 - 11/15/2050;
total market value
$3,061,230.(b) 3,000,000 3,000,000
NatWest Markets Securities,
Inc.,
0.05%, dated
9/28/2021, due
10/5/2021, repurchase
price $10,000,098,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 2.88%, maturing
10/15/2021 - 5/15/2031;
total market value
$10,200,031.(b) 10,000,000 10,000,000
NatWest Markets Securities,
Inc.,
0.05%, dated
9/30/2021, due
10/7/2021, repurchase
price $15,000,146,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
4/15/2024 - 2/15/2044;
total market value
$15,300,025.(b) 15,000,000 15,000,000

24 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
0.08%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$4,000,009, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.26% - 8.50%, maturing
10/4/2021 - 8/20/2071;
total market value
$4,080,002.(b) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $33,752,585) 33,752,585
Total Investments
(cost $2,540,996,583) — 100.4% 2,960,797,803
Liabilities in excess of other assets — (0.4)% (12,281,441)
NET ASSETS — 100.0%
$ 2,948,516,362
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $143,882,683, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $33,752,585 and by
$115,408,319 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.25%, and maturity dates ranging from 10/7/2021 –
2/15/2051, a total value of $149,160,904.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$33,752,585.
REIT Real Estate Investment Trust
Futures contracts outstanding as of September 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 4 12/2021 USD 859,550 (30,237)
(30,237)
As of September 30, 2021, the Fund had $50,600 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT GS Large Cap Equity Insights Fund - September 30, 2021 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

26 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,927,045,218 $ – $ – $ 2,927,045,218
Repurchase Agreements – 33,752,585 – 33,752,585
Total Assets $ 2,927,045,218 $ 33,752,585 $ – $ 2,960,797,803
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (30,237) $ – $ – $ (30,237)
Total Liabilities $ (30,237) $ – $ – $ (30,237)
Total $ 2,927,014,981 $ 33,752,585 $ – $ 2,960,767,566
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (30,237)
Total $ (30,237)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Small Cap Equity Insights Fund - September 30, 2021 (Unaudited) - Statement of Investments - 27
Common Stocks 97.8%
Shares Value ($)
Aerospace & Defense 0.4%
AAR Corp.* 5,761 186,829
Kaman Corp. 8,076 288,071
Maxar Technologies, Inc. 6,634 187,875
Vectrus , Inc.* 10,027 504,158
1,166,933
Auto Components 0.5%
Adient plc*(a) 8,449 350,211
American Axle &
Manufacturing Holdings,
Inc.*(a) 30,758 270,978
Dana, Inc. 4,765 105,974
Goodyear Tire & Rubber Co.
(The)* 38,904 688,601
Tenneco, Inc., Class A* 8,950 127,716
1,543,480
Banks 8.3%
1st Source Corp. 8,841 417,649
American National
Bankshares , Inc. 5,444 179,870
Ameris Bancorp 3,840 199,219
Arrow Financial Corp. 1,380 47,417
Atlantic Union Bankshares
Corp. 33,653 1,240,113
Bancorp, Inc. (The)* 71,441 1,818,173
Business First Bancshares,
Inc. 938 21,940
Byline Bancorp, Inc. 7,002 171,969
Cadence Bancorp 15,542 341,302
Cambridge Bancorp 3,022 265,936
Camden National Corp. 3,827 183,313
Capital City Bank Group, Inc. 4,325 107,001
Capstar Financial Holdings,
Inc. 3,256 69,157
Central Pacific Financial Corp. 3,288 84,436
Coastal Financial Corp.*(a) 1,243 39,602
Columbia Banking System,
Inc. 46,607 1,770,600
Community Bank System, Inc. 2,599 177,824
Community Trust Bancorp, Inc. 2,015 84,832
Customers Bancorp, Inc.* 6,216 267,412
CVB Financial Corp. 7,586 154,527
Dime Community Bancshares,
Inc. 2,172 70,938
Equity Bancshares, Inc., Class
A 2,416 80,646
FB Financial Corp. 19,186 822,696
First Bancorp, Inc. (The) 5,694 165,923
First Bancorp/NC(a) 2,154 92,644
First Bancorp/PR 139,627 1,836,095
First Bank 9,623 135,588
First Commonwealth Financial
Corp. 30,763 419,300
First Foundation, Inc.(a) 29,387 772,878
First Internet Bancorp 20,331 633,921
Fulton Financial Corp. 19,970 305,142
Guaranty Bancshares, Inc. 6,691 239,872
Hancock Whitney Corp. 4,157 195,878
Hanmi Financial Corp. 25,868 518,912
Home BancShares , Inc. 20,799 489,400
Common Stocks
Shares Value ($)
Banks
Horizon Bancorp, Inc. 7,306 132,750
International Bancshares Corp. 35,558 1,480,635
Macatawa Bank Corp. 6,442 51,729
Metropolitan Bank Holding
Corp.* 1,037 87,419
Mid Penn Bancorp, Inc.(a) 3,366 92,733
Northrim Bancorp, Inc. 1,764 74,988
Old National Bancorp 24,724 419,072
Origin Bancorp, Inc. 12,135 513,917
Orrstown Financial Services,
Inc. 3,929 91,939
Peoples Financial Services
Corp. 1,578 71,909
Republic First Bancorp, Inc.* 9,615 29,614
Sierra Bancorp 2,566 62,302
Silvergate Capital Corp., Class
A* 843 97,366
South Plains Financial, Inc. 3,488 85,037
South State Corp. 22,484 1,678,880
Southern First Bancshares,
Inc.* 2,624 140,384
Spirit of Texas Bancshares,
Inc. 8,128 196,698
Towne Bank 55,502 1,726,667
TriState Capital Holdings, Inc.* 1,466 31,006
Trustmark Corp.(a) 38,830 1,251,103
United Bankshares , Inc. 29,484 1,072,628
23,810,901
Beverages 0.1%
Coca-Cola Consolidated, Inc. 842 331,900
Biotechnology 8.2%
Affimed NV* 63,832 394,482
Aldeyra Therapeutics, Inc.* 6,493 57,009
Allakos , Inc.*(a) 2,246 237,784
Allogene Therapeutics, Inc.*(a) 37,557 965,215
Allovir , Inc.*(a) 8,968 224,738
Amicus Therapeutics, Inc.* 27,992 267,324
AnaptysBio , Inc.*(a) 4,809 130,420
Apellis Pharmaceuticals, Inc.* 16,315 537,742
Applied Molecular Transport,
Inc.* 2,802 72,488
Ardelyx , Inc.* 20,174 26,630
Arena Pharmaceuticals, Inc.* 2,188 130,295
Arrowhead Pharmaceuticals,
Inc.* 2,740 171,058
Avid Bioservices , Inc.*(a) 26,144 563,926
Beam Therapeutics, Inc.*(a) 7,969 693,383
BioCryst Pharmaceuticals,
Inc.* 27,645 397,259
Bridgebio Pharma, Inc.*(a) 8,939 418,971
Cardiff Oncology, Inc.*(a) 20,742 138,142
CareDx , Inc.* 15,649 991,677
ChemoCentryx , Inc.* 5,389 92,152
Cortexyme , Inc.*(a) 2,261 207,243
Deciphera Pharmaceuticals,
Inc.* 2,038 69,251
Denali Therapeutics, Inc.* 32,183 1,623,632
Design Therapeutics, Inc.*(a) 8,722 128,126
Dicerna Pharmaceuticals, Inc.* 21,073 424,832

28 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Biotechnology
Dynavax Technologies
Corp.*(a) 26,241 504,090
Eagle Pharmaceuticals,
Inc.*(a) 8,464 472,122
Editas Medicine, Inc.* 31,402 1,289,994
Eiger BioPharmaceuticals ,
Inc.* 27,920 186,506
Emergent BioSolutions ,
Inc.*(a) 13,173 659,572
Evelo Biosciences, Inc.*(a) 2,466 17,361
Fate Therapeutics, Inc.* 2,676 158,607
Global Blood Therapeutics,
Inc.*(a) 11,163 284,433
Halozyme Therapeutics,
Inc.*(a) 8,266 336,261
Inhibrx , Inc.* 4,037 134,472
Insmed , Inc.*(a) 10,818 297,928
Intellia Therapeutics, Inc.* 8,184 1,097,884
Jounce Therapeutics, Inc.* 35,979 267,324
Kodiak Sciences, Inc.*(a) 4,847 465,215
Kronos Bio, Inc.* 9,040 189,478
Krystal Biotech, Inc.* 560 29,238
Kymera Therapeutics, Inc.* 2,410 141,563
MacroGenics , Inc.* 2,073 43,409
Madrigal Pharmaceuticals,
Inc.*(a) 2,484 198,198
Myriad Genetics, Inc.* 30,252 976,837
Nkarta , Inc.* 1,886 52,450
Olema Pharmaceuticals,
Inc.*(a) 4,646 128,044
OPKO Health, Inc.*(a) 35,156 128,319
Organogenesis Holdings, Inc.* 50,920 725,101
Precision BioSciences , Inc.* 36,162 417,309
Protagonist Therapeutics,
Inc.*(a) 6,171 109,350
Prothena Corp. plc* 2,580 183,773
Puma Biotechnology, Inc.* 14,246 99,864
Rigel Pharmaceuticals, Inc.* 66,077 239,860
Rubius Therapeutics, Inc.* 8,746 156,378
Selecta Biosciences, Inc.* 114,815 477,630
Silverback Therapeutics,
Inc.*(a) 1,618 16,148
Solid Biosciences, Inc.* 15,106 36,103
Sorrento Therapeutics, Inc.*(a) 9,340 71,264
Surface Oncology, Inc.* 7,429 56,238
Sutro Biopharma, Inc.* 16,663 314,764
Turning Point Therapeutics,
Inc.* 730 48,494
Twist Bioscience Corp.* 14,729 1,575,561
Vanda Pharmaceuticals,
Inc.*(a) 6,109 104,708
Veracyte , Inc.* 17,982 835,264
Vericel Corp.*(a) 3,280 160,064
Vir Biotechnology, Inc.*(a) 8,415 366,221
XBiotech , Inc.(a) 4,158 53,846
Y- mAbs Therapeutics, Inc.*(a) 3,786 108,052
Zentalis Pharmaceuticals, Inc.* 5,957 396,974
23,576,050
Common Stocks
Shares Value ($)
Building Products 0.3%
JELD-WEN Holding, Inc.* 9,862 246,846
Masonite International Corp.* 179 18,997
Quanex Building Products
Corp.(a) 29,750 636,948
902,791
Capital Markets 2.2%
Associated Capital Group,
Inc., Class A 2,046 76,541
BGC Partners, Inc., Class A 116,625 607,616
Brightsphere Investment
Group, Inc. 24,473 639,480
Focus Financial Partners, Inc.,
Class A*(a) 5,180 271,277
Moelis & Co., Class A 21,820 1,350,003
Oppenheimer Holdings, Inc.,
Class A 30,649 1,388,093
Pzena Investment
Management, Inc., Class A 14,397 141,667
Virtus Investment Partners,
Inc. 5,629 1,746,791
6,221,468
Chemicals 1.2%
AdvanSix , Inc.* 22,780 905,505
FutureFuel Corp. 4,235 30,196
Hawkins, Inc. 1,871 65,260
Innospec , Inc. 9,805 825,777
Koppers Holdings, Inc.*(a) 9,179 286,935
Minerals Technologies, Inc. 19,164 1,338,414
Orion Engineered Carbons
SA* 3,982 72,592
3,524,679
Commercial Services & Supplies 0.9%
Cimpress plc* 3,748 325,439
Ennis, Inc. 33,958 640,108
Heritage-Crystal Clean, Inc.* 1,540 44,629
Matthews International Corp.,
Class A 36,659 1,271,701
Team, Inc.* 29,596 89,084
US Ecology, Inc.*(a) 2,575 83,301
2,454,262
Communications Equipment 1.2%
Calix, Inc.* 9,149 452,235
Cambium Networks Corp.* 8,290 300,015
Clearfield, Inc.*(a) 2,641 116,600
Extreme Networks, Inc.* 86,897 855,936
Harmonic, Inc.* 5,676 49,665
Infinera Corp.*(a) 46,376 385,848
NetScout Systems, Inc.*(a) 46,104 1,242,503
3,402,802
Construction & Engineering 0.7%
Argan , Inc. 7,311 319,271
Primoris Services Corp. 40,756 998,115
Sterling Construction Co.,
Inc.*(a) 27,378 620,659
Tutor Perini Corp.* 6,318 82,008
2,020,053

NVIT GS Small Cap Equity Insights Fund - September 30, 2021 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Construction Materials 0.3%
Summit Materials, Inc., Class
A*(a) 26,572 849,507
United States Lime & Minerals,
Inc. 563 68,010
917,517
Consumer Finance 0.4%
LendingClub Corp.* 8,671 244,869
PROG Holdings, Inc. 10,444 438,752
Regional Management Corp. 7,886 458,808
1,142,429
Distributors 0.2%
Funko , Inc., Class A*(a) 25,392 462,388
Diversified Consumer Services 0.0%
†
Houghton Mifflin Harcourt Co.* 6,935 93,137
Diversified Financial Services 0.4%
A-Mark Precious Metals, Inc. 5,716 343,074
Banco Latinoamericano de
Comercio Exterior SA, Class
E 39,768 697,531
1,040,605
Diversified Telecommunication Services 1.0%
Cogent Communications
Holdings, Inc.(a) 21,968 1,556,213
Globalstar , Inc.*(a) 64,555 107,807
Iridium Communications,
Inc.*(a) 32,278 1,286,278
2,950,298
Electric Utilities 0.1%
Portland General Electric Co. 8,903 418,352
Electrical Equipment 2.4%
Atkore , Inc.* 24,509 2,130,322
Bloom Energy Corp., Class
A*(a) 12,751 238,699
Encore Wire Corp. 11,494 1,089,976
EnerSys 17,125 1,274,785
GrafTech International Ltd. 100,246 1,034,539
Powell Industries, Inc. 8,654 212,629
Thermon Group Holdings, Inc.* 11,752 203,427
TPI Composites, Inc.* 14,712 496,530
Vicor Corp.* 813 109,072
6,789,979
Electronic Equipment, Instruments & Components 2.1%
Belden, Inc. 10,642 620,003
Benchmark Electronics, Inc. 26,977 720,556
CTS Corp. 48,207 1,490,078
Daktronics, Inc.* 11,263 61,158
MicroVision , Inc.*(a) 3,827 42,288
Rogers Corp.* 3,602 671,701
ScanSource , Inc.* 2,999 104,335
Vishay Intertechnology , Inc. 84,393 1,695,456
Vishay Precision Group, Inc.* 15,279 531,251
5,936,826
Energy Equipment & Services 0.7%
ChampionX Corp.* 25,080 560,789
DMC Global, Inc.*(a) 6,087 224,671
Common Stocks
Shares Value ($)
Energy Equipment & Services
Helix Energy Solutions Group,
Inc.*(a) 33,636 130,508
Nabors Industries Ltd.*(a) 1,646 158,806
Oceaneering International,
Inc.* 20,580 274,126
Oil States International,
Inc.*(a) 35,952 229,733
ProPetro Holding Corp.* 18,195 157,387
US Silica Holdings, Inc.* 29,764 237,814
1,973,834
Entertainment 1.5%
AMC Entertainment Holdings,
Inc., Class A*(a) 51,792 1,971,204
Cinemark Holdings, Inc.*(a) 60,506 1,162,320
IMAX Corp.* 50,184 952,492
Marcus Corp. (The)*(a) 9,911 172,947
4,258,963
Equity Real Estate Investment Trusts (REITs) 6.0%
Agree Realty Corp. 11,436 757,406
City Office REIT, Inc. 9,457 168,902
Community Healthcare Trust,
Inc.(a) 24,999 1,129,705
Global Medical REIT, Inc. 13,330 195,951
Industrial Logistics Properties
Trust 58,393 1,483,766
Kite Realty Group Trust 77,570 1,579,325
Lexington Realty Trust(a) 15,755 200,876
Macerich Co. (The)(a) 11,467 191,614
National Storage Affiliates
Trust 34,518 1,822,205
NexPoint Residential Trust,
Inc. 31,309 1,937,401
Outfront Media, Inc. 68,384 1,723,277
Piedmont Office Realty Trust,
Inc., Class A 34,301 597,866
Retail Opportunity Investments
Corp. 18,135 315,912
RPT Realty 52,858 674,468
SITE Centers Corp. 47,538 733,987
STAG Industrial, Inc.(a) 57,887 2,272,065
Tanger Factory Outlet Centers,
Inc.(a) 1,375 22,412
Terreno Realty Corp. 12,318 778,867
UMH Properties, Inc. 14,779 338,439
Urstadt Biddle Properties, Inc.,
Class A(a) 18,735 354,654
Whitestone REIT 7,170 70,123
17,349,221
Food & Staples Retailing 0.6%
Chefs' Warehouse, Inc. (The)* 897 29,215
Ingles Markets, Inc., Class
A(a) 16,623 1,097,617
Natural Grocers by Vitamin
Cottage, Inc. 1,740 19,523
Performance Food Group Co.* 14,755 685,517
1,831,872
Food Products 0.3%
B&G Foods, Inc.(a) 1,218 36,406

30 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Food Products
Sanderson Farms, Inc. 4,156 782,159
Seneca Foods Corp., Class A* 2,908 140,224
958,789
Gas Utilities 0.1%
Northwest Natural Holding Co. 6,633 305,052
Health Care Equipment & Supplies 4.0%
AngioDynamics , Inc.* 24,502 635,582
Cardiovascular Systems, Inc.* 7,354 241,432
CryoLife , Inc.* 11,237 250,473
Heska Corp.*(a) 6,473 1,673,529
Integer Holdings Corp.* 8,956 800,129
Invacare Corp.*(a) 20,365 96,937
LeMaitre Vascular, Inc.(a) 18,744 995,119
LivaNova plc* 5,763 456,372
Meridian Bioscience, Inc.*(a) 16,479 317,056
Merit Medical Systems, Inc.* 12,488 896,638
Mesa Laboratories, Inc.(a) 769 232,515
Natus Medical, Inc.* 43,380 1,087,970
Neogen Corp.* 24,142 1,048,487
Retractable Technologies,
Inc.*(a) 8,121 89,575
Shockwave Medical, Inc.* 4,008 825,167
Stereotaxis , Inc.* 5,875 31,608
Surmodics , Inc.* 13,880 771,728
Utah Medical Products, Inc. 2,905 269,700
Varex Imaging Corp.*(a) 22,573 636,559
11,356,576
Health Care Providers & Services 4.1%
Accolade, Inc.* 4,113 173,445
AMN Healthcare Services,
Inc.* 9,805 1,125,124
Community Health Systems,
Inc.* 93,336 1,092,031
Covetrus , Inc.* 31,950 579,573
Fulgent Genetics, Inc.*(a) 352 31,662
Hanger, Inc.* 37,437 822,117
HealthEquity , Inc.*(a) 990 64,112
InfuSystem Holdings, Inc.* 19,010 247,700
Joint Corp. (The)* 14,895 1,460,008
National HealthCare Corp.(a) 11,826 827,584
Patterson Cos., Inc. 56,619 1,706,497
Progyny , Inc.* 3,287 184,072
RadNet , Inc.* 9,162 268,538
Select Medical Holdings Corp. 37,397 1,352,650
Sharps Compliance Corp.* 59,903 495,398
Surgery Partners, Inc.*(a) 6,912 292,654
Tenet Healthcare Corp.* 13,810 917,536
11,640,701
Health Care Technology 0.6%
Castlight Health, Inc., Class B* 36,064 56,620
Computer Programs &
Systems, Inc.* 9,965 353,359
Health Catalyst, Inc.*(a) 4,567 228,396
Inspire Medical Systems, Inc.* 3,089 719,366
NextGen Healthcare, Inc.* 14,547 205,113
Omnicell , Inc.*(a) 900 133,587
1,696,441
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 3.7%
Bloomin ' Brands, Inc.*(a) 44,469 1,111,725
Cheesecake Factory, Inc.
(The)* 3,628 170,516
Dine Brands Global, Inc.* 8,478 688,498
Everi Holdings, Inc.* 8,364 202,241
International Game
Technology plc*(a) 27,143 714,404
Monarch Casino & Resort,
Inc.*(a) 9,273 621,198
Noodles & Co.*(a) 9,410 111,038
Red Rock Resorts, Inc., Class
A* 41,935 2,147,911
Ruth's Hospitality Group,
Inc.*(a) 26,317 545,025
SeaWorld Entertainment, Inc.* 30,458 1,684,937
Shake Shack, Inc., Class A* 5,389 422,821
Texas Roadhouse, Inc. 23,423 2,139,223
10,559,537
Household Durables 1.6%
Beazer Homes USA, Inc.* 8,111 139,915
Casper Sleep, Inc.*(a) 22,272 95,101
GoPro, Inc., Class A*(a) 61,982 580,152
iRobot Corp.*(a) 1,088 85,408
KB Home 25,986 1,011,375
M/I Homes, Inc.* 9,297 537,367
Sonos , Inc.* 13,057 422,525
TRI Pointe Group, Inc.* 70,066 1,472,787
Universal Electronics, Inc.* 2,606 128,345
4,472,975
Household Products 0.0%
†
Oil- Dri Corp. of America 930 32,550
Independent Power and Renewable Electricity Producers
0.3%
Clearway Energy, Inc., Class C 23,275 704,534
Ormat Technologies, Inc.(a) 1,166 77,667
782,201
Insurance 4.3%
American Equity Investment
Life Holding Co. 60,114 1,777,571
AMERISAFE, Inc. 14,209 797,978
Argo Group International
Holdings Ltd. 31,914 1,666,549
BRP Group, Inc., Class A* 26,820 892,838
Crawford & Co., Class A 7,618 68,334
Genworth Financial, Inc.,
Class A* 225,249 844,684
Goosehead Insurance, Inc.,
Class A(a) 11,846 1,804,027
Investors Title Co. 100 18,260
Kinsale Capital Group, Inc.(a) 8,263 1,336,127
MBIA, Inc.*(a) 35,664 458,282
National Western Life Group,
Inc., Class A(a) 395 83,183
Stewart Information Services
Corp. 29,820 1,886,413
Tiptree, Inc. 71,520 716,630
12,350,876

NVIT GS Small Cap Equity Insights Fund - September 30, 2021 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Interactive Media & Services 1.4%
Cargurus , Inc.*(a) 11,870 372,837
Cars.com, Inc.* 45,332 573,450
Eventbrite, Inc., Class A*(a) 28,517 539,256
fuboTV , Inc.*(a) 8,432 202,031
QuinStreet , Inc.* 29,545 518,810
TrueCar , Inc.* 63,468 264,027
Yelp, Inc.* 43,461 1,618,487
4,088,898
Internet & Direct Marketing Retail 1.0%
Groupon, Inc.*(a) 40,743 929,348
Lands' End, Inc.*(a) 9,557 224,972
Liquidity Services, Inc.* 7,433 160,627
Revolve Group, Inc.* 1,836 113,410
Shutterstock , Inc. 5,085 576,232
Stitch Fix, Inc., Class A* 20,716 827,604
2,832,193
IT Services 1.4%
Brightcove , Inc.* 23,580 272,113
Conduent , Inc.* 65,579 432,166
ExlService Holdings, Inc.* 15,561 1,915,870
Hackett Group, Inc. (The) 8,525 167,260
I3 Verticals, Inc., Class A* 3,931 95,170
LiveRamp Holdings, Inc.* 10,243 483,777
Perficient , Inc.* 5,635 651,970
4,018,326
Leisure Products 0.2%
Acushnet Holdings Corp. 4,806 224,440
Nautilus, Inc.*(a) 6,114 56,922
Vista Outdoor, Inc.* 5,542 223,398
504,760
Life Sciences Tools & Services 1.2%
Berkeley Lights, Inc.* 8,438 165,047
Harvard Bioscience, Inc.* 3,082 21,512
Medpace Holdings, Inc.* 9,811 1,857,026
NanoString Technologies, Inc.* 23,970 1,150,800
Pacific Biosciences of
California, Inc.* 3,236 82,680
Personalis , Inc.* 6,149 118,307
3,395,372
Machinery 2.8%
Albany International Corp.,
Class A 1,614 124,068
CIRCOR International, Inc.*(a) 2,269 74,900
Douglas Dynamics, Inc. 5,554 201,610
ESCO Technologies, Inc. 491 37,807
Franklin Electric Co., Inc. 4,392 350,701
Hillenbrand, Inc. 7,038 300,171
Kennametal, Inc. 48,893 1,673,607
Lindsay Corp. 554 84,092
Mueller Industries, Inc. 15,212 625,213
Mueller Water Products, Inc.,
Class A 2,531 38,522
Nikola Corp.*(a) 9,088 96,969
Proto Labs, Inc.*(a) 518 34,499
RBC Bearings, Inc.* 3,042 645,512
Rexnord Corp. 27,847 1,790,283
Terex Corp. 39,067 1,644,721
Common Stocks
Shares Value ($)
Machinery
Titan International, Inc.* 26,755 191,566
7,914,241
Marine 0.8%
Costamare , Inc.(a) 24,624 381,426
Eagle Bulk Shipping, Inc.*(a) 7,050 355,461
Genco Shipping & Trading Ltd. 34,290 690,258
Safe Bulkers, Inc.* 168,866 873,037
2,300,182
Media 1.3%
Daily Journal Corp.*(a) 684 219,133
EW Scripps Co. (The), Class A 57,411 1,036,843
John Wiley & Sons, Inc., Class
A 4,944 258,126
Magnite , Inc.*(a) 21,999 615,972
TechTarget , Inc.*(a) 9,259 763,127
Thryv Holdings, Inc.* 23,456 704,618
3,597,819
Metals & Mining 1.3%
Arconic Corp.* 25,530 805,216
Coeur Mining, Inc.* 8,299 51,205
Constellium SE* 42,217 792,835
Haynes International, Inc. 6,563 244,472
Materion Corp. 2,191 150,390
Schnitzer Steel Industries,
Inc., Class A 1,505 65,934
SunCoke Energy, Inc. 81,796 513,679
Warrior Met Coal, Inc. 42,640 992,233
3,615,964
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Blackstone Mortgage Trust,
Inc., Class A 10,072 305,383
Chimera Investment Corp. 31,604 469,319
Dynex Capital, Inc. 15,130 261,446
Great Ajax Corp.(a) 9,804 132,256
Ladder Capital Corp. 72,784 804,263
MFA Financial, Inc. 154,126 704,356
New York Mortgage Trust, Inc. 12,110 51,589
2,728,612
Multiline Retail 0.3%
Dillard's, Inc., Class A 1,284 221,516
Macy's, Inc. 31,974 722,612
944,128
Oil, Gas & Consumable Fuels 3.2%
Antero Resources Corp.* 10,801 203,167
Dorian LPG Ltd. 38,207 474,149
Earthstone Energy, Inc., Class
A* 7,838 72,110
Golar LNG Ltd.* 80,652 1,046,056
Kosmos Energy Ltd.*(a) 95,694 283,254
Magnolia Oil & Gas Corp.,
Class A(a) 25,311 450,283
Matador Resources Co. 43,106 1,639,752
Oasis Petroleum, Inc. 2,158 214,548
Ovintiv , Inc. 69,832 2,296,076
PDC Energy, Inc. 9,025 427,695
Peabody Energy Corp.* 15,874 234,776
Range Resources Corp.* 12,679 286,926

32 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
REX American Resources
Corp.* 1,284 102,553
SFL Corp. Ltd. 17,512 146,751
SM Energy Co. 24,396 643,566
W&T Offshore, Inc.*(a) 159,619 593,783
9,115,445
Personal Products 0.1%
Inter Parfums , Inc.(a) 4,559 340,876
Pharmaceuticals 2.1%
Amneal Pharmaceuticals,
Inc.*(a) 73,849 394,354
Amphastar Pharmaceuticals,
Inc.*(a) 60,562 1,151,284
ANI Pharmaceuticals, Inc.*(a) 20,704 679,505
Arvinas , Inc.* 8,267 679,382
Atea Pharmaceuticals, Inc.*(a) 2,591 90,840
BioDelivery Sciences
International, Inc.* 7,201 25,996
Cassava Sciences, Inc.*(a) 1,779 110,440
Collegium Pharmaceutical,
Inc.*(a) 10,800 213,192
Phibro Animal Health Corp.,
Class A 53,712 1,156,956
Prestige Consumer
Healthcare, Inc.* 22,534 1,264,383
SIGA Technologies, Inc.*(a) 18,612 137,543
5,903,875
Professional Services 2.1%
ASGN, Inc.* 4,399 497,703
Barrett Business Services, Inc. 5,128 391,061
CBIZ, Inc.*(a) 16,135 521,806
CRA International, Inc. 950 94,373
Exponent, Inc. 6,234 705,377
Forrester Research, Inc.* 16,492 812,396
Heidrick & Struggles
International, Inc. 17,672 788,701
Kforce , Inc. 3,459 206,295
Korn Ferry 26,680 1,930,565
5,948,277
Real Estate Management & Development 0.2%
Forestar Group, Inc.* 1,733 32,286
Kennedy-Wilson Holdings, Inc. 25,582 535,175
567,461
Road & Rail 1.4%
ArcBest Corp. 3,708 303,203
Daseke , Inc.* 11,441 105,372
Heartland Express, Inc. 19,902 318,830
Marten Transport Ltd. 95,989 1,506,067
Saia, Inc.* 1,045 248,741
Werner Enterprises, Inc. 36,728 1,625,949
4,108,162
Semiconductors & Semiconductor Equipment 2.2%
Ambarella , Inc.* 7,657 1,192,501
Axcelis Technologies, Inc.* 41,391 1,946,619
CEVA, Inc.*(a) 1,254 53,508
Cohu , Inc.* 45,685 1,459,179
FormFactor , Inc.* 23,720 885,468
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Ichor Holdings Ltd.* 2,308 94,836
Kulicke & Soffa Industries, Inc. 8,819 513,971
Lattice Semiconductor Corp.* 2,620 169,383
SiTime Corp.* 212 43,284
Ultra Clean Holdings, Inc.* 1,504 64,070
Veeco Instruments, Inc.*(a) 1,577 35,025
6,457,844
Software 7.0%
ACI Worldwide, Inc.* 24,398 749,751
Appian Corp.*(a) 7,081 655,063
Bottomline Technologies DE,
Inc.* 7,279 285,919
Box, Inc., Class A* 64,139 1,518,170
Cerence , Inc.*(a) 4,904 471,323
ChannelAdvisor Corp.* 49,673 1,253,250
CommVault Systems, Inc.* 15,544 1,170,619
Domo, Inc., Class B* 15,416 1,301,727
eGain Corp.* 19,648 200,410
JFrog Ltd.*(a) 2,184 73,164
Marathon Digital Holdings,
Inc.*(a) 5,466 172,616
MicroStrategy , Inc., Class
A*(a) 1,007 582,449
Mimecast Ltd.* 18,848 1,198,733
Momentive Global, Inc.* 24,377 477,789
Ping Identity Holding Corp.*(a) 29,203 717,518
Qualys , Inc.* 4,164 463,412
Riot Blockchain , Inc.*(a) 2,628 67,540
Sapiens International Corp.
NV 45,072 1,297,172
Sprout Social, Inc., Class A* 1,249 152,316
SPS Commerce, Inc.*(a) 15,079 2,432,393
Tenable Holdings, Inc.* 28,567 1,318,081
Upland Software, Inc.* 15,650 523,336
Varonis Systems, Inc.*(a) 4,905 298,469
Workiva , Inc.* 6,293 887,061
Zix Corp.* 108,812 769,301
Zuora , Inc., Class A*(a) 64,164 1,063,839
20,101,421
Specialty Retail 2.9%
Aaron's Co., Inc. (The) 31,009 853,988
Academy Sports & Outdoors,
Inc.* 47,123 1,885,863
American Eagle Outfitters, Inc.
(a) 44,131 1,138,580
Bed Bath & Beyond, Inc.* 5,932 102,475
Boot Barn Holdings, Inc.* 3,258 289,538
Buckle, Inc. (The) 39,630 1,568,952
Cato Corp. (The), Class A 46,057 761,783
Children's Place, Inc. (The)* 313 23,556
Haverty Furniture Cos., Inc. 1,427 48,104
Murphy USA, Inc. 2,266 379,011
Tilly's, Inc., Class A 40,552 568,134
Urban Outfitters, Inc.* 21,402 635,425
8,255,409
Technology Hardware, Storage & Peripherals 0.6%
3D Systems Corp.*(a) 17,037 469,710
Quantum Corp.* 11,764 60,937

NVIT GS Small Cap Equity Insights Fund - September 30, 2021 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Super Micro Computer, Inc.* 35,777 1,308,365
1,839,012
Textiles, Apparel & Luxury Goods 0.6%
G-III Apparel Group Ltd.* 1,128 31,922
Movado Group, Inc. 10,495 330,488
Steven Madden Ltd. 35,803 1,437,848
1,800,258
Thrifts & Mortgage Finance 0.9%
Bridgewater Bancshares, Inc.* 2,997 52,477
HomeStreet , Inc. 3,550 146,082
Merchants Bancorp 18,367 724,945
PennyMac Financial Services,
Inc. 11,329 692,542
TrustCo Bank Corp. 2,815 89,996
Walker & Dunlop, Inc. 4,913 557,626
WSFS Financial Corp. 9,109 467,383
2,731,051
Trading Companies & Distributors 2.9%
Boise Cascade Co. 23,261 1,255,629
GMS, Inc.* 2,737 119,881
H&E Equipment Services, Inc. 38,224 1,326,755
Herc Holdings, Inc.* 5,404 883,338
McGrath RentCorp (a) 17,948 1,291,358
MRC Global, Inc.*(a) 77,564 569,320
Rush Enterprises, Inc., Class A 28,177 1,272,473
Titan Machinery, Inc.* 24,697 639,899
Transcat , Inc.* 1,767 113,936
Triton International Ltd. 14,516 755,413
8,228,002
Wireless Telecommunication Services 0.3%
Shenandoah
Telecommunications Co. 30,278 956,179
Total Common Stocks
(cost $259,301,136) 280,570,205
Repurchase Agreements 3.1%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$4,968,390, collateralized
by U.S. Government
Agency Securities,
ranging from 0.44% -
6.00%, maturing 5/1/2024
- 7/20/2071; total market
value $5,067,750.(b) 4,968,382 4,968,382
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.,
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$2,000,004, collateralized
by U.S. Government
Treasury Securities,
0.00%, maturing
8/15/2027 - 11/15/2050;
total market value
$2,040,820.(b) 2,000,000 2,000,000
NatWest Markets Securities,
Inc.,
0.05%, dated 9/28/2021,
due 10/5/2021,
repurchase price
$2,000,020, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.25%
- 2.88%, maturing
10/15/2021 - 5/15/2031;
total market value
$2,040,006.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $8,968,382) 8,968,382
Total Investments
(cost $268,269,518) — 100.9% 289,538,587
Liabilities in excess of other assets — (0.9)% (2,460,261)
NET ASSETS — 100.0%
$ 287,078,326

34 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $21,624,970, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $8,968,382 and by
$13,320,518 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.88%, and maturity dates ranging from 10/7/2021 –
11/15/2050, a total value of $22,288,900.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$8,968,382.
REIT Real Estate Investment Trust
Futures contracts outstanding as of September 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 42 12/2021 USD 4,621,680 (46,068)
(46,068)
As of September 30, 2021, the Fund had $300,300 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT GS Small Cap Equity Insights Fund - September 30, 2021 (Unaudited) - Statement of Investments - 35
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

36 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 280,570,205 $ – $ – $ 280,570,205
Repurchase Agreements – 8,968,382 – 8,968,382
Total Assets $ 280,570,205 $ 8,968,382 $ – $ 289,538,587
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (46,068) $ – $ – $ (46,068)
Total Liabilities $ (46,068) $ – $ – $ (46,068)
Total $ 280,524,137 $ 8,968,382 $ – $ 289,492,519
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT GS Small Cap Equity Insights Fund - September 30, 2021 (Unaudited) - Statement of Investments - 37
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (46,068)
Total $ (46,068)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

38 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Common Stocks 99.3%
Shares Value ($)
Aerospace & Defense 3.2%
Howmet Aerospace, Inc. 225,803 7,045,053
Huntington Ingalls Industries,
Inc. 39,714 7,667,185
Northrop Grumman Corp. 37,300 13,433,595
Textron, Inc. 170,500 11,902,605
40,048,438
Airlines 0.9%
Delta Air Lines, Inc.* 252,187 10,745,688
Auto Components 0.2%
Lear Corp. 14,576 2,280,853
Automobiles 2.9%
Ford Motor Co.* 1,584,341 22,434,269
General Motors Co.* 264,271 13,929,724
36,363,993
Banks 2.1%
Comerica, Inc. 97,318 7,834,099
SVB Financial Group* 15,330 9,916,670
Umpqua Holdings Corp. 405,192 8,205,138
25,955,907
Beverages 0.3%
Molson Coors Beverage Co.,
Class B 72,248 3,350,862
Biotechnology 4.8%
Apellis Pharmaceuticals, Inc.* 11,292 372,184
Exelixis , Inc.* 106,438 2,250,099
Gilead Sciences, Inc. 306,414 21,403,018
Incyte Corp.* 112,950 7,768,701
Ionis Pharmaceuticals, Inc.* 78,004 2,616,254
United Therapeutics Corp.* 36,711 6,776,117
Vertex Pharmaceuticals, Inc.* 97,910 17,759,895
58,946,268
Capital Markets 0.8%
Evercore , Inc., Class A 13,844 1,850,528
Raymond James Financial,
Inc. 82,776 7,638,569
9,489,097
Chemicals 4.7%
Chemours Co. (The) 43,218 1,255,915
Corteva , Inc. 271,551 11,426,866
Dow, Inc. 305,078 17,560,290
DuPont de Nemours, Inc. 119,655 8,135,344
Element Solutions, Inc. 59,449 1,288,854
Huntsman Corp. 198,760 5,881,308
LyondellBasell Industries NV,
Class A 72,905 6,842,134
Olin Corp. 57,542 2,776,402
Westlake Chemical Corp. 40,773 3,716,051
58,883,164
Communications Equipment 2.2%
Ciena Corp.* 161,072 8,271,047
CommScope Holding Co.,
Inc.* 431,562 5,864,928
Juniper Networks, Inc. 469,778 12,928,290
27,064,265
Common Stocks
Shares Value ($)
Consumer Finance 0.2%
SLM Corp. 154,620 2,721,312
Synchrony Financial 1,191 58,216
2,779,528
Diversified Consumer Services 0.6%
frontdoor , Inc.* 32,083 1,344,278
Grand Canyon Education,
Inc.* 1,837 161,582
H&R Block, Inc. 115,696 2,892,400
Service Corp. International 51,606 3,109,778
7,508,038
Diversified Telecommunication Services 1.3%
AT&T, Inc. 294,595 7,957,011
Lumen Technologies, Inc. 630,743 7,814,906
15,771,917
Electric Utilities 0.9%
Hawaiian Electric Industries,
Inc. 92,920 3,793,924
Pinnacle West Capital Corp. 103,785 7,509,882
11,303,806
Electronic Equipment, Instruments & Components 1.1%
Arrow Electronics, Inc.* 44,868 5,038,228
Avnet, Inc. 140,631 5,199,128
Jabil, Inc. 67,021 3,912,016
14,149,372
Entertainment 2.4%
Electronic Arts, Inc. 132,786 18,888,808
Take-Two Interactive Software,
Inc.* 56,784 8,748,711
Zynga, Inc., Class A* 342,685 2,580,418
30,217,937
Equity Real Estate Investment Trusts (REITs) 4.4%
American Campus
Communities, Inc. 60,537 2,933,018
Camden Property Trust 73,768 10,878,567
Essex Property Trust, Inc. 20,054 6,412,066
Public Storage 57,962 17,220,510
SBA Communications Corp. 49,946 16,510,649
53,954,810
Food & Staples Retailing 4.0%
Albertsons Cos., Inc., Class A 240,137 7,475,465
Costco Wholesale Corp. 57,296 25,745,958
Kroger Co. (The) 391,745 15,838,250
49,059,673
Food Products 4.3%
Archer-Daniels-Midland Co. 278,506 16,713,145
Hershey Co. (The) 12,014 2,033,369
Ingredion, Inc. 75,219 6,695,243
Pilgrim's Pride Corp.* 121,334 3,528,393
Post Holdings, Inc.* 93,637 10,315,052
Tyson Foods, Inc., Class A 178,351 14,079,028
53,364,230
Health Care Equipment & Supplies 2.2%
ABIOMED, Inc.* 10,592 3,447,908
Envista Holdings Corp.* 77,060 3,221,879
Intuitive Surgical, Inc.* 19,775 19,659,316

NVIT U.S. 130/30 Equity Fund - September 30, 2021 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Shockwave Medical, Inc.* 6,229 1,282,426
27,611,529
Health Care Providers & Services 7.2%
AmerisourceBergen Corp. 108,380 12,945,991
Anthem, Inc. 65,494 24,416,163
Cardinal Health, Inc. 203,842 10,082,025
Cigna Corp. 6,336 1,268,214
Humana, Inc. 48,764 18,976,511
McKesson Corp. 91,480 18,239,283
Molina Healthcare, Inc.* 6,775 1,838,125
Tenet Healthcare Corp.* 15,566 1,034,205
88,800,517
Health Care Technology 1.0%
Cerner Corp. 170,696 12,037,482
Hotels, Restaurants & Leisure 0.9%
Airbnb, Inc., Class A* 8,806 1,477,206
Domino's Pizza, Inc. 3,078 1,468,083
Six Flags Entertainment Corp.* 32,742 1,391,535
Starbucks Corp. 51,793 5,713,286
Travel + Leisure Co. 22,918 1,249,719
11,299,829
Household Durables 0.1%
NVR, Inc.* 171 819,788
Household Products 0.4%
Spectrum Brands Holdings,
Inc. 54,566 5,220,329
Independent Power and Renewable Electricity Producers
0.4%
Vistra Corp. 290,002 4,959,034
Insurance 6.1%
Alleghany Corp.* 11,553 7,213,809
Allstate Corp. (The) 157,286 20,024,081
Brighthouse Financial, Inc.* 38,983 1,763,201
Everest Re Group Ltd. 20,088 5,037,669
Hanover Insurance Group, Inc.
(The) 9,507 1,232,297
Kemper Corp. 32,585 2,176,352
Markel Corp.* 1,938 2,316,162
MetLife, Inc. 108,607 6,704,310
Prudential Financial, Inc. 162,497 17,094,684
Reinsurance Group of
America, Inc. 67,642 7,525,849
Travelers Cos., Inc. (The) 6,032 916,924
Unum Group 150,894 3,781,404
75,786,742
Interactive Media & Services 6.8%
Alphabet, Inc., Class C* 27,011 71,992,688
Facebook, Inc., Class A* 6,964 2,363,512
Twitter, Inc.* 161,235 9,736,982
84,093,182
Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc.* 13,987 45,947,855
IT Services 3.3%
Concentrix Corp.* 8,075 1,429,275
DXC Technology Co.* 97,728 3,284,638
GoDaddy , Inc., Class A* 108,478 7,560,917
Common Stocks
Shares Value ($)
IT Services
International Business
Machines Corp. 96,632 13,425,084
SolarWinds Corp. 91,981 1,538,842
VeriSign, Inc.* 64,711 13,266,402
40,505,158
Machinery 0.4%
AGCO Corp. 45,288 5,549,139
Media 0.7%
Altice USA, Inc., Class A* 102,284 2,119,325
Fox Corp., Class A 87,721 3,518,489
Nexstar Media Group, Inc.,
Class A 22,639 3,440,222
9,078,036
Multiline Retail 0.2%
Kohl's Corp. 36,635 1,725,142
Macy's, Inc. 53,476 1,208,558
2,933,700
Oil, Gas & Consumable Fuels 3.8%
APA Corp. 681,158 14,597,216
Cheniere Energy, Inc.* 48,001 4,688,258
Cimarex Energy Co. 23,944 2,087,917
HollyFrontier Corp. 45,332 1,501,849
Marathon Oil Corp. 308,109 4,211,850
Marathon Petroleum Corp. 181,326 11,207,760
Phillips 66 18,300 1,281,549
Targa Resources Corp. 152,589 7,508,905
Valero Energy Corp. 9,232 651,502
47,736,806
Paper & Forest Products 0.3%
Louisiana-Pacific Corp. 62,709 3,848,451
Pharmaceuticals 0.1%
Organon & Co. 26,954 883,821
Viatris , Inc. 11,354 153,847
1,037,668
Professional Services 0.2%
Jacobs Engineering Group,
Inc. 21,742 2,881,467
Real Estate Management & Development 0.3%
Howard Hughes Corp. (The)* 42,706 3,750,014
Road & Rail 0.8%
AMERCO 2,642 1,706,811
Avis Budget Group, Inc.* 14,979 1,745,203
Ryder System, Inc. 66,776 5,523,043
Schneider National, Inc., Class
B 27,985 636,379
9,611,436
Semiconductors & Semiconductor Equipment 3.2%
Cirrus Logic, Inc.* 34,139 2,811,347
Intel Corp. 298,126 15,884,153
Micron Technology, Inc. 299,711 21,273,487
39,968,987
Software 4.8%
Citrix Systems, Inc. 51,928 5,575,509
Dropbox, Inc., Class A* 126,776 3,704,395
Fortinet, Inc.* 44,759 13,071,418

40 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Common Stocks
Shares Value ($)
Software
Microsoft Corp. 112,213 31,635,089
New Relic, Inc.* 53,843 3,864,312
Nutanix , Inc., Class A* 34,334 1,294,392
59,145,115
Specialty Retail 2.9%
AutoNation, Inc.* 24,235 2,950,854
AutoZone, Inc.* 11,757 19,963,268
Best Buy Co., Inc. 112,645 11,907,703
Leslie's, Inc.* 42,435 871,615
35,693,440
Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc. 359,052 50,805,858
Dell Technologies, Inc., Class
C* 94,993 9,883,072
Hewlett Packard Enterprise
Co. 993,939 14,163,631
NetApp, Inc. 97,559 8,756,896
Pure Storage, Inc., Class A* 43,735 1,100,372
Western Digital Corp.* 225,202 12,710,401
Xerox Holdings Corp. 172,798 3,485,335
100,905,565
Textiles, Apparel & Luxury Goods 0.1%
Columbia Sportswear Co. 16,389 1,570,722
Total Investments
(cost $1,041,548,049) — 99.3% 1,232,029,837
Other assets in excess of liabilities — 0.7% 8,687,577
NET ASSETS — 100.0%
$ 1,240,717,414
* Denotes a non-income producing security.
REIT Real Estate Investment Trust
OTC Total return swap contracts outstanding as of September 30, 2021 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
10X Genomics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 14,347 6,600 6,600
Altice USA, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 24,411 33,931 33,931
Amphenol Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 42,594 89,019 89,019
Analog Devices,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 40,206 153,185 153,185
Armstrong World
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 20,599 61,385 61,385
Aspen
Technology, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 51,471 71,030 71,030

NVIT U.S. 130/30 Equity Fund - September 30, 2021 (Unaudited) - Statement of Investments - 41
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Bio-Rad
Laboratories, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 8,698 61,582 61,582
Bio- Techne Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 17,260 74,218 74,218
Brooks
Automation, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 42,194 118,760 118,760
Bruker Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 79,186 95,245 95,245
Builders
FirstSource , Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 101,614 223,551 223,551
Bumble, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 72,768 85,907 85,907
Caesars
Entertainment,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 74,139 237,245 237,245
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 1,989 438 438
Carnival Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 317,943 368,814 368,814
Carvana Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 12,672 53,729 53,729
Catalent , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 57,360 8,604 8,604
Cheniere Energy,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 31,310 23,169 23,169
Cleveland-Cliffs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 123,822 85,437 85,437
Cognex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 4,706 1,078 1,078
CommScope
Holding Co., Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 239,240 19,139 19,139
Concentrix Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 11,501 46,464 46,464
Cree, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 54,206 55,832 55,832
Digital Turbine,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 34,519 61,789 61,789
Fate
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 54,189 82,367 82,367

42 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 4,698 19,544 19,544
Fox Factory
Holding Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 29,526 32,774 32,774
Frontdoor , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 20,272 21,286 21,286
GameStop Corp. Increases in total
return of reference
entity
OBFR - 0.95% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 30,829 96,495 96,495
Gilead Sciences,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 32,353 19,089 19,089
GoHealth , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 551,097 16,533 16,533
Grand Canyon
Education, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 34,926 9,081 9,081
H&R Block, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 59,421 5,988 5,988
Hewlett Packard
Enterprise Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 86,517 15,693 15,693
Hexcel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 69,479 75,559 75,559
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 26,710 127,132 127,132
II-VI, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 73,102 72,371 72,371
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 39,248 3,925 3,925
Intuitive Surgical,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 3,103 5,151 5,151
Invitae Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 144,342 11,547 11,547
Kimco Realty
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 299,094 130,040 130,040
L3Harris
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 30,675 23,590 23,590
Las Vegas Sands
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 45,211 31,648 31,648
Leggett & Platt,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 134,854 140,248 140,248

NVIT U.S. 130/30 Equity Fund - September 30, 2021 (Unaudited) - Statement of Investments - 43
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
LifeStance Health
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 41,054 24,222 24,222
Markel Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,694 1,067 1,067
Marvell
Technology, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 104,747 45,864 45,864
Middleby Corp.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 28,093 47,477 47,477
Northrop
Grumman Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 19,398 61,970 61,970
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 141,630 172,789 172,789
Ollie's Bargain
Outlet Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 94,177 513,265 513,265
Pilgrim's Pride
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 22,309 3,793 3,793
Pinnacle West
Capital Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 3,032 4,220 4,220
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 44,336 57,193 57,193
Post Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 16,275 14,485 14,485
Prudential
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 14,046 8,631 8,631
QuantumScape
Corp.
Increases in total
return of reference
entity
OBFR - 0.95% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 29,535 21,561 21,561
RBC Bearings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 17,112 37,815 37,815
Reinsurance
Group of America,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 27,845 18,243 18,243
Rocket Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 378,395 143,790 143,790
Sabre Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 529,240 47,632 47,632
Service Corp.
International
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 64,741 14,244 14,244
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 65,518 284,031 284,031

44 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Signify Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.95% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 61,867 79,190 79,190
Skillz , Inc. Increases in total
return of reference
entity
OBFR - 5.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 228,823 178,482 178,482
Spectrum Brands
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 28,640 7,159 7,159
Take-Two
Interactive
Software, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 14,804 73,428 73,428
Teladoc Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 43,581 149,919 149,919
Thermo Fisher
Scientific, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 14,737 71,621 71,621
Twilio , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 14,729 45,660 45,660
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 11,669 17,749 17,749
Umpqua Holdings
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 22,825 2,288 2,288
Unum Group OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 199,038 55,731 55,731
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 71,815 34,471 34,471
Vroom, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 163,067 251,123 251,123
Walt Disney Co.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 37,360 199,876 199,876
Wayfair, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 5,242 119,046 119,046
Zoom Video
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 9,112 3,554 3,554
5,787,801 5,787,801
– –
AbbVie, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 58,144 (30,816) (30,816)
ABIOMED, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 2,706 (15,560) (15,560)
Affirm Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 43,925 (202,494) (202,494)

NVIT U.S. 130/30 Equity Fund - September 30, 2021 (Unaudited) - Statement of Investments - 45
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
AGCO Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 34,626 (155,773) (155,773)
Amazon.com, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 1,847 (57,109) (57,109)
AMC
Entertainment
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 1.20% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 326,715 (349,585) (349,585)
American Campus
Communities, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 35,987 (40,665) (40,665)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 14,400 (21,071) (21,071)
Apellis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 4,240 (9,201) (9,201)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 133,891 (77,249) (77,249)
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 100,045 (121,519) (121,519)
Arrow Electronics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 73,361 (197,341) (197,341)
Arrowhead
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 13,252 (23,589) (23,589)
AT&T, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 627,892 (144,415) (144,415)
Autoliv , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 26,773 (62,882) (62,882)
Avnet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 49,476 (11,874) (11,874)
Black Knight, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 8,597 (29,144) (29,144)
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 54,927 (34,055) (34,055)
Columbia
Sportswear Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 63,519 (219,776) (219,776)
Corteva , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 148,578 (124,824) (124,824)
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 20,437 (14,306) (14,306)
Dell Technologies,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 13,754 (17,193) (17,193)

46 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 298,724 (116,502) (116,502)
DXC Technology
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 31,416 (28,589) (28,589)
Element
Solutions, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 61,011 (32,854) (32,854)
EMCOR Group,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 73,100 (179,826) (179,826)
Entegris , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 50,752 (110,885) (110,885)
Envista Holdings
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 15,363 (18,282) (18,282)
Evercore , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 11,231 (35,138) (35,138)
Everest Re Group
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 16,557 (37,775) (37,775)
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 43,847 (99,971) (99,971)
Fastly , Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 15,535 (7,457) (7,457)
Foot Locker, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 43,395 (158,392) (158,392)
Freshpet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 41,179 (4,745) (4,745)
General Motors
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 113,474 (15,886) (15,886)
GoDaddy , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 25,334 (13,174) (13,174)
Hanover
Insurance Group,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 9,259 (15,197) (15,197)
Hawaiian Electric
Industries, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 12,507 (2,328) (2,328)
Howard Hughes
Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 18,715 (9,358) (9,358)
Howmet
Aerospace, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 71,799 (86,877) (86,877)
Humana, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 2,038 (10,495) (10,495)

NVIT U.S. 130/30 Equity Fund - September 30, 2021 (Unaudited) - Statement of Investments - 47
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Huntington Ingalls
Industries, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 5,425 (13,586) (13,586)
Huntsman Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 2,178 (137) (137)
Intel Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 209,135 (88,316) (88,316)
International
Flavors &
Fragrances, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 47,432 (74,942) (74,942)
Jabil, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 23,958 (59,933) (59,933)
Jacobs
Engineering
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 57,911 (205,005) (205,005)
Kemper Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 1,858 (576) (576)
KKR & Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 121,122 (119,161) (119,161)
Knight-Swift
Transportation
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 87,331 (138,374) (138,374)
Lear Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 25,926 (76,547) (76,547)
Liberty Broadband
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 26,505 (7,686) (7,686)
LyondellBasell
Industries NV
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 45,365 (113,866) (113,866)
ManpowerGroup ,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 62,945 (112,042) (112,042)
MetLife, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 119,392 (126,556) (126,556)
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 142,236 (212,583) (212,583)
MicroStrategy ,
Inc.
Increases in total
return of reference
entity
OBFR - 0.82% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 6,388 (31,237) (31,237)
Molina
Healthcare, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 23,112 (104,697) (104,697)
Molson Coors
Beverage Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 22,741 (25,243) (25,243)
NetApp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 56,078 (114,960) (114,960)

48 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 84,893 (92,143) (92,143)
NRG Energy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 122,932 (68,842) (68,842)
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 2,018 (185,414) (185,414)
Occidental
Petroleum Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 234,706 (72,926) (72,926)
Olin Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 42,707 (52,470) (52,470)
Opendoor
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 44,757 (21,483) (21,483)
Phillips 66 OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 123,444 (13,479) (13,479)
Premier, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 183,668 (5,671) (5,671)
Pure Storage, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 122,263 (118,595) (118,595)
R1 RCM, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 220,694 (156,693) (156,693)
Raymond James
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 63,844 (40,221) (40,221)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 35,782 (122,374) (122,374)
RingCentral, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 15,811 (50,911) (50,911)
Roku, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 6,794 (18,887) (18,887)
Ryder System,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 29,432 (19,825) (19,825)
Schneider
National, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 66,852 (40,447) (40,447)
Science
Applications
International Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 25,379 (16,243) (16,243)
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 15,278 (3,056) (3,056)
Snowflake, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 14,098 (62,454) (62,454)

NVIT U.S. 130/30 Equity Fund - September 30, 2021 (Unaudited) - Statement of Investments - 49
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Starbucks Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 152,408 (213,371) (213,371)
Sunrun , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 92,405 (97,025) (97,025)
SVB Financial
Group
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 2,532 (18,028) (18,028)
Switch, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 225,574 (70,035) (70,035)
Targa Resources
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 31,987 (3,519) (3,519)
Textron, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 83,450 (206,242) (206,242)
Travel + Leisure
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 29,092 (76,221) (76,221)
Travelers Cos.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 119,273 (79,081) (79,081)
Twist Bioscience
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 21,811 (64,779) (64,779)
United
Therapeutics
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 38,490 (118,549) (118,549)
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 2.32% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 932,035 (81,992) (81,992)
VeriSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 6,184 (4,020) (4,020)
Viatris , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,710 (149) (149)
Westlake
Chemical Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 6,875 (4,645) (4,645)
Whirlpool Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 20,269 (102,183) (102,183)
Xerox Holdings
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 155,417 (105,684) (105,684)
(6,977,276) (6,977,276)
– –
(1,189,475) (1,189,475)
Financing Costs of Swap Contracts (206,930) (206,930)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (1,396,405) (1,396,405)
OBFR Overnight Bank Funding Rate

50 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT U.S. 130/30 Equity Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT U.S. 130/30 Equity Fund - September 30, 2021 (Unaudited) - Statement of Investments - 51
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total
return swap contracts to take long and short positions in
equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Total return swap contracts are agreements in
which the Fund and the counterparty each agree to pay the
other party the difference between the relative investment
performance that would have been achieved if the notional
amount of the total return swap contract had been invested
in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest.
The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
The Fund entered into total return swap contracts on a net
basis, which means that the two payment streams are netted
out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-
market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data
factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments
within the hierarchy.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,232,029,837 $ – $ – $ 1,232,029,837
Total Return Swaps* – 5,787,801 – 5,787,801
Total Assets $ 1,232,029,837 $ 5,787,801 $ – $ 1,237,817,638
$ – $ – $ – $ –
Liabilities:
Total Return Swaps* $ – $ (7,184,206) $ – $ (7,184,206)
Total Liabilities $ – $ (7,184,206) $ – $ (7,184,206)
Total $ 1,232,029,837 $ (1,396,405) $ – $ 1,230,633,432
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
Assets: Fair Value
Swap Contracts(a)
Equity risk Unrealized appreciation on centrally clear swap contracts $ 5,787,801
Total $ 5,787,801
Liabilities:
Swap Contracts(a)
Equity risk Unrealized depreciation on centrally clear swap contracts $ (7,184,206)
Total $ (7,184,206)
(a)
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT AQR Large Cap Defensive Style Fund - September 30, 2021 (Unaudited) - Statement of Investments - 1
Common Stocks 98.1%
Shares Value ($)
Air Freight & Logistics 2.4%
CH Robinson Worldwide, Inc. 75,716 6,587,292
Expeditors International of
Washington, Inc. 68,492 8,159,452
United Parcel Service, Inc.,
Class B 15,618 2,844,038
17,590,782
Banks 1.2%
JPMorgan Chase & Co. 19,886 3,255,139
SVB Financial Group* 8,298 5,367,810
Western Alliance Bancorp 4,937 537,245
9,160,194
Beverages 3.3%
Brown-Forman Corp., Class B 4,946 331,431
Coca-Cola Co. (The) 114,567 6,011,331
Monster Beverage Corp.* 88,768 7,885,261
PepsiCo, Inc. 70,887 10,662,114
24,890,137
Biotechnology 5.0%
AbbVie, Inc. 10,795 1,164,457
Amgen, Inc. 42,944 9,132,042
Biogen, Inc.* 8,549 2,419,282
Moderna , Inc.* 14,727 5,667,833
Regeneron Pharmaceuticals,
Inc.* 16,019 9,694,378
Seagen , Inc.* 21,144 3,590,251
United Therapeutics Corp.* 13,080 2,414,306
Vertex Pharmaceuticals, Inc.* 14,951 2,711,962
36,794,511
Building Products 0.2%
Carrier Global Corp. 27,047 1,399,953
Capital Markets 1.7%
BlackRock, Inc. 4,149 3,479,601
CME Group, Inc. 19,698 3,809,199
MarketAxess Holdings, Inc. 2,112 888,497
T. Rowe Price Group, Inc. 22,170 4,360,839
12,538,136
Chemicals 2.9%
Air Products & Chemicals, Inc. 4,353 1,114,847
Corteva , Inc. 41,820 1,759,786
Ecolab, Inc. 49,667 10,361,530
Linde plc 15,437 4,528,907
PPG Industries, Inc. 11,451 1,637,607
Sherwin-Williams Co. (The) 7,202 2,014,615
21,417,292
Commercial Services & Supplies 2.7%
Copart , Inc.* 15,158 2,102,718
Republic Services, Inc. 50,941 6,115,976
Rollins, Inc. 8,185 289,176
Waste Management, Inc. 75,198 11,231,573
19,739,443
Communications Equipment 0.7%
Cisco Systems, Inc. 102,561 5,582,395
Containers & Packaging 0.1%
AptarGroup, Inc. 2,115 252,425
Packaging Corp. of America 4,728 649,817
902,242
Common Stocks
Shares Value ($)
Diversified Telecommunication Services 1.5%
Verizon Communications, Inc. 206,019 11,127,086
Electric Utilities 4.7%
Alliant Energy Corp. 5,271 295,071
American Electric Power Co.,
Inc. 50,073 4,064,926
Duke Energy Corp. 44,721 4,364,322
Evergy , Inc. 38,619 2,402,102
Eversource Energy 42,108 3,442,750
IDACORP, Inc. 11,736 1,213,268
NextEra Energy, Inc. 138,283 10,857,981
Pinnacle West Capital Corp. 51,852 3,752,011
Xcel Energy, Inc. 76,481 4,780,062
35,172,493
Electrical Equipment 0.9%
Eaton Corp. plc 26,238 3,917,596
Emerson Electric Co. 3,482 328,004
Rockwell Automation, Inc.(a) 8,297 2,439,650
6,685,250
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A 4,939 361,683
Cognex Corp. 23,050 1,849,071
SYNNEX Corp. 11,941 1,243,058
3,453,812
Entertainment 0.2%
Electronic Arts, Inc. 2,239 318,498
Take-Two Interactive Software,
Inc.* 5,816 896,071
1,214,569
Equity Real Estate Investment Trusts (REITs) 0.7%
Public Storage 16,657 4,948,795
Food & Staples Retailing 4.1%
Costco Wholesale Corp. 25,720 11,557,282
Grocery Outlet Holding Corp.* 9,261 199,760
Kroger Co. (The) 193,066 7,805,658
Walmart, Inc. 76,780 10,701,596
30,264,296
Food Products 5.0%
Archer-Daniels-Midland Co. 8,856 531,449
Campbell Soup Co. 19,202 802,836
Flowers Foods, Inc. 92,916 2,195,605
General Mills, Inc. 50,887 3,044,060
Hain Celestial Group, Inc.
(The)*(a) 8,566 366,453
Hershey Co. (The) 64,260 10,876,005
Hormel Foods Corp. 199,170 8,165,970
J M Smucker Co. (The)(a) 16,201 1,944,606
Kellogg Co. 17,824 1,139,310
McCormick & Co., Inc.
(Non-Voting) 33,254 2,694,572
Mondelez International, Inc.,
Class A 95,057 5,530,416
37,291,282
Health Care Equipment & Supplies 5.6%
Abbott Laboratories 84,286 9,956,705
ABIOMED, Inc.* 1,172 381,509
Align Technology, Inc.* 1,615 1,074,669

2 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Becton Dickinson and Co. 12,973 3,189,023
Danaher Corp. 11,147 3,393,593
Edwards Lifesciences Corp.* 3,995 452,274
IDEXX Laboratories, Inc.* 5,831 3,626,299
Intuitive Surgical, Inc.* 11,538 11,470,503
Medtronic plc 32,422 4,064,098
ResMed , Inc. 5,230 1,378,367
Stryker Corp. 9,439 2,489,253
West Pharmaceutical
Services, Inc. 1,191 505,627
41,981,920
Health Care Providers & Services 2.7%
Anthem, Inc. 9,894 3,688,483
Chemed Corp. 9,357 4,352,128
Quest Diagnostics, Inc.(a) 10,333 1,501,488
UnitedHealth Group, Inc. 26,332 10,288,966
19,831,065
Health Care Technology 0.4%
Cerner Corp. 19,217 1,355,183
Veeva Systems, Inc., Class A* 4,470 1,288,120
2,643,303
Household Durables 0.4%
Garmin Ltd. 20,795 3,232,791
Household Products 4.2%
Church & Dwight Co., Inc. 34,129 2,818,031
Clorox Co. (The) 51,556 8,538,189
Colgate-Palmolive Co. 108,536 8,203,151
Kimberly-Clark Corp. 1,693 224,221
Procter & Gamble Co. (The) 80,282 11,223,424
31,007,016
Industrial Conglomerates 0.8%
3M Co. 25,461 4,466,369
Honeywell International, Inc. 6,562 1,392,981
5,859,350
Insurance 3.3%
Allstate Corp. (The) 29,593 3,767,485
Aon plc, Class A(a) 1,560 445,801
Chubb Ltd. 16,795 2,913,597
Erie Indemnity Co., Class A(a) 4,547 811,276
Everest Re Group Ltd. 5,518 1,383,804
Marsh & McLennan Cos., Inc. 21,592 3,269,676
Progressive Corp. (The) 74,876 6,768,042
RenaissanceRe Holdings Ltd. 11,219 1,563,929
Travelers Cos., Inc. (The) 25,638 3,897,232
24,820,842
Interactive Media & Services 3.0%
Alphabet, Inc., Class A* 4,185 11,188,681
Facebook, Inc., Class A* 31,730 10,768,845
IAC/InterActiveCorp* 3,033 395,169
22,352,695
Internet & Direct Marketing Retail 1.5%
Amazon.com, Inc.* 3,325 10,922,758
IT Services 4.5%
Accenture plc, Class A 35,654 11,406,428
Automatic Data Processing,
Inc. 13,213 2,641,543
Common Stocks
Shares Value ($)
IT Services
Cloudflare , Inc., Class A* 22,185 2,499,140
Mastercard , Inc., Class A 16,745 5,821,902
Paychex, Inc. 2,348 264,032
Visa, Inc., Class A(a) 47,993 10,690,441
33,323,486
Life Sciences Tools & Services 3.5%
Agilent Technologies, Inc. 3,763 592,785
Bio- Techne Corp. 1,164 564,039
Charles River Laboratories
International, Inc.* 2,189 903,335
Illumina, Inc.* 6,152 2,495,313
Mettler -Toledo International,
Inc.* 5,499 7,574,103
QIAGEN NV* 5,163 266,824
Thermo Fisher Scientific, Inc. 20,944 11,965,935
Waters Corp.* 4,579 1,636,077
25,998,411
Machinery 1.1%
Caterpillar, Inc. 12,104 2,323,605
IDEX Corp. 6,181 1,279,158
Illinois Tool Works, Inc. 23,267 4,807,660
8,410,423
Media 1.2%
Charter Communications, Inc.,
Class A*(a) 5,977 4,348,626
New York Times Co. (The),
Class A 93,951 4,628,966
8,977,592
Metals & Mining 0.7%
Newmont Corp. 94,933 5,154,862
Royal Gold, Inc. 3,893 371,742
5,526,604
Multiline Retail 1.5%
Dollar General Corp. 2,901 615,418
Ollie's Bargain Outlet
Holdings, Inc.*(a) 5,249 316,410
Target Corp. 44,076 10,083,266
11,015,094
Multi-Utilities 3.3%
Ameren Corp. 60,196 4,875,876
Consolidated Edison, Inc. 37,368 2,712,543
Dominion Energy, Inc. 51,756 3,779,223
DTE Energy Co. 37,547 4,194,375
Public Service Enterprise
Group, Inc. 55,811 3,398,890
WEC Energy Group, Inc. 59,197 5,221,176
24,182,083
Oil, Gas & Consumable Fuels 0.1%
DT Midstream, Inc. 11,720 541,933
Personal Products 1.2%
Estee Lauder Cos., Inc. (The),
Class A 30,686 9,203,652
Pharmaceuticals 4.5%
Eli Lilly & Co. 38,238 8,834,890
Johnson & Johnson 64,069 10,347,143
Merck & Co., Inc. 110,831 8,324,516

NVIT AQR Large Cap Defensive Style Fund - September 30, 2021 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Pharmaceuticals
Pfizer, Inc. 72,491 3,117,838
Zoetis, Inc. 15,841 3,075,372
33,699,759
Professional Services 0.5%
FTI Consulting, Inc.* 2,160 290,952
Robert Half International, Inc. 32,654 3,276,176
3,567,128
Road & Rail 2.9%
JB Hunt Transport Services,
Inc. 22,716 3,798,569
Landstar System, Inc. 27,202 4,293,020
Old Dominion Freight Line, Inc. 41,264 11,800,679
Union Pacific Corp. 9,445 1,851,314
21,743,582
Semiconductors & Semiconductor Equipment 0.8%
Broadcom, Inc. 3,981 1,930,506
Texas Instruments, Inc. 22,233 4,273,405
6,203,911
Software 6.0%
Adobe, Inc.* 18,115 10,429,168
ANSYS, Inc.* 2,126 723,797
Atlassian Corp. plc, Class A* 5,766 2,256,928
Dolby Laboratories, Inc., Class
A 3,451 303,688
Intuit, Inc. 21,368 11,528,250
Microsoft Corp. 39,490 11,133,021
Oracle Corp. 47,828 4,167,253
Tyler Technologies, Inc.* 802 367,837
Zoom Video Communications,
Inc., Class A* 15,234 3,983,691
44,893,633
Specialty Retail 1.8%
AutoZone, Inc.* 1,391 2,361,904
Best Buy Co., Inc. 6,129 647,897
GameStop Corp., Class A*(a) 2,564 449,905
Home Depot, Inc. (The) 25,156 8,257,709
O'Reilly Automotive, Inc.* 1,370 837,152
Williams-Sonoma, Inc. 2,761 489,608
13,044,175
Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc. 37,478 5,303,137
Textiles, Apparel & Luxury Goods 0.7%
Lululemon Athletica , Inc.* 7,086 2,867,704
NIKE, Inc., Class B 15,532 2,255,712
5,123,416
Thrifts & Mortgage Finance 0.0%
†
TFS Financial Corp. 15,133 288,435
Tobacco 0.7%
Altria Group, Inc. 23,615 1,074,955
Philip Morris International, Inc. 43,221 4,096,918
5,171,873
Water Utilities 1.4%
American Water Works Co.,
Inc. 58,526 9,893,235
Common Stocks
Shares Value ($)
Water Utilities
Essential Utilities, Inc. 4,846 223,304
10,116,539
Wireless Telecommunication Services 1.3%
T-Mobile US, Inc.* 77,295 9,875,209
Total Common Stocks
(cost $482,767,508) 729,034,483
Repurchase Agreement 0.1%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$516,421, collateralized
by U.S. Government
Agency Securities,
ranging from 0.44% -
6.00%, maturing 5/1/2024
- 7/20/2071; total market
value $526,748.(b) 516,420 516,420
Total Repurchase Agreement
(cost $516,420) 516,420
Total Investments
(cost $483,283,928) — 98.2% 729,550,903
Other assets in excess of liabilities — 1.8% 13,107,632
NET ASSETS — 100.0%
$ 742,658,535
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $17,773,153, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $516,420 and by
$17,896,788 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.25%, and maturity dates ranging from 10/7/2021 –
2/15/2051, a total value of $18,413,208.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was $516,420.
REIT Real Estate Investment Trust

4 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Futures contracts outstanding as of September 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 34 12/2021 USD 7,306,175 (272,120)
(272,120)
As of September 30, 2021, the Fund had $430,100 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT AQR Large Cap Defensive Style Fund - September 30, 2021 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

6 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 729,034,483 $ – $ – $ 729,034,483
Repurchase Agreement – 516,420 – 516,420
Total Assets $ 729,034,483 $ 516,420 $ – $ 729,550,903
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (272,120) $ – $ – $ (272,120)
Total Liabilities $ (272,120) $ – $ – $ (272,120)
Total $ 728,762,363 $ 516,420 $ – $ 729,278,783
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (272,120)
Total $ (272,120)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BlackRock Equity Dividend Fund - September 30, 2021 (Unaudited) - Statement of Investments - 7
Common Stocks 92.0%
Shares Value ($)
Aerospace & Defense 3.2%
BAE Systems plc 1,435,940 10,853,469
Huntington Ingalls Industries,
Inc. 13,653 2,635,848
Raytheon Technologies Corp. 34,449 2,961,236
16,450,553
Auto Components 0.5%
Lear Corp. 16,913 2,646,546
Automobiles 1.9%
General Motors Co.* 188,032 9,911,167
Banks 11.8%
Bank of America Corp. 320,011 13,584,467
Citigroup, Inc. 249,544 17,512,998
First Citizens BancShares ,
Inc., Class A(a) 4,282 3,610,454
JPMorgan Chase & Co. 43,342 7,094,652
Wells Fargo & Co. 409,004 18,981,875
60,784,446
Beverages 1.9%
Coca-Cola Co. (The) 86,484 4,537,816
Constellation Brands, Inc.,
Class A 26,403 5,562,848
10,100,664
Capital Markets 5.4%
Apollo Global Management,
Inc.(a) 68,883 4,242,504
Charles Schwab Corp. (The) 94,166 6,859,052
Intercontinental Exchange, Inc. 13,311 1,528,369
Morgan Stanley 97,507 9,488,406
Raymond James Financial,
Inc. 64,230 5,927,144
28,045,475
Chemicals 1.3%
Corteva , Inc. 52,412 2,205,497
DuPont de Nemours, Inc. 19,668 1,337,227
PPG Industries, Inc. 21,291 3,044,826
6,587,550
Communications Equipment 2.7%
Cisco Systems, Inc. 256,478 13,960,097
Consumer Finance 0.8%
Capital One Financial Corp. 25,445 4,121,327
Containers & Packaging 0.5%
Sealed Air Corp. 46,858 2,567,350
Diversified Financial Services 0.8%
Equitable Holdings, Inc. 132,126 3,916,215
Diversified Telecommunication Services 1.4%
Verizon Communications, Inc. 133,159 7,191,918
Electric Utilities 1.4%
American Electric Power Co.,
Inc. 27,184 2,206,797
Edison International 65,245 3,619,140
Exelon Corp. 33,769 1,632,394
7,458,331
Food Products 0.9%
Danone SA 67,941 4,637,309
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 4.8%
Alcon, Inc. 51,039 4,134,650
Koninklijke Philips NV 114,205 5,061,896
Medtronic plc 73,844 9,256,346
Zimmer Biomet Holdings, Inc. 45,438 6,650,306
25,103,198
Health Care Providers & Services 7.7%
Anthem, Inc. 32,850 12,246,480
Cigna Corp. 27,154 5,435,145
CVS Health Corp. 75,211 6,382,406
Humana, Inc. 15,242 5,931,424
McKesson Corp. 13,503 2,692,228
UnitedHealth Group, Inc. 17,718 6,923,131
39,610,814
Household Durables 1.0%
Newell Brands, Inc. 94,624 2,094,975
Panasonic Corp. 233,900 2,903,201
4,998,176
Industrial Conglomerates 2.3%
General Electric Co. 79,911 8,233,230
Siemens AG (Registered) 21,616 3,553,172
11,786,402
Insurance 7.1%
Allstate Corp. (The) 26,254 3,342,397
American International Group,
Inc. 277,328 15,222,534
Arthur J Gallagher & Co. 39,820 5,919,243
Fidelity National Financial, Inc. 117,421 5,323,868
Hartford Financial Services
Group, Inc. (The) 7,344 515,916
MetLife, Inc. 102,414 6,322,016
36,645,974
IT Services 4.1%
Cognizant Technology
Solutions Corp., Class A 114,036 8,462,612
Fidelity National Information
Services, Inc. 61,408 7,472,125
Visa, Inc., Class A(a) 23,484 5,231,061
21,165,798
Machinery 1.1%
Komatsu Ltd. 231,000 5,554,526
Media 3.4%
Comcast Corp., Class A 186,633 10,438,384
Fox Corp., Class A 175,446 7,037,139
Fox Corp., Class B 7,499 278,363
17,753,886
Multiline Retail 1.2%
Dollar General Corp. 28,617 6,070,810
Multi-Utilities 2.7%
Ameren Corp.(a) 35,346 2,863,026
CenterPoint Energy, Inc. 82,710 2,034,666
NiSource, Inc.(a) 113,013 2,738,305
Public Service Enterprise
Group, Inc. 104,387 6,357,168
13,993,165
Oil, Gas & Consumable Fuels 5.0%
BP plc 2,103,329 9,528,179

8 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT BlackRock Equity Dividend Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
ConocoPhillips 117,942 7,992,929
Equinor ASA 117,651 2,998,145
Marathon Petroleum Corp. 83,452 5,158,168
25,677,421
Personal Products 2.0%
Unilever plc, ADR-UK 190,742 10,342,031
Pharmaceuticals 5.3%
AstraZeneca plc 86,738 10,441,918
Bayer AG (Registered) 131,033 7,146,788
Sanofi 99,968 9,623,378
27,212,084
Professional Services 0.9%
Leidos Holdings, Inc. 49,020 4,712,293
Road & Rail 0.5%
Union Pacific Corp. 14,427 2,827,836
Semiconductors & Semiconductor Equipment 0.5%
Analog Devices, Inc.(a) 16,057 2,689,226
Software 2.7%
CDK Global, Inc. 72,367 3,079,216
Microsoft Corp. 10,470 2,951,702
Open Text Corp. 38,310 1,867,229
SS&C Technologies Holdings,
Inc. 88,657 6,152,796
14,050,943
Specialty Retail 2.2%
Lowe's Cos., Inc. 18,430 3,738,710
Ross Stores, Inc. 71,914 7,827,839
11,566,549
Technology Hardware, Storage & Peripherals 0.5%
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S(b) 1,541 2,411,473
Tobacco 1.4%
Altria Group, Inc. 65,363 2,975,324
British American Tobacco plc 119,352 4,164,118
7,139,442
Wireless Telecommunication Services 1.1%
Rogers Communications, Inc.,
Class B 127,541 5,956,143
Total Common Stocks
(cost $373,095,796) 475,647,138
Master Limited Partnership 1.7%
Oil, Gas & Consumable Fuels 1.7%
Enterprise Products Partners
LP 413,051 8,938,424
Total Master Limited Partnership
(cost  $9,480,224)
8,938,424
Total Investments
(cost $382,576,020) — 93.7% 484,585,562
Other assets in excess of liabilities — 6.3% 32,477,143
NET ASSETS — 100.0%
$ 517,062,705
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $17,176,151, which
was collateralized by $18,028,345 in the form of U.S
Government Treasury Securities, interest rates ranging from
0.00% - 7.25%, and maturity dates ranging from 10/7/2021
- 2/15/2051.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2021 was $2,411,473 which represents 0.47% of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
UK United Kingdom

NVIT BlackRock Equity Dividend Fund - September 30, 2021 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

10 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT BlackRock Equity Dividend Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 5,597,084 $ 10,853,469 $ – $ 16,450,553
Auto Components 2,646,546 – – 2,646,546
Automobiles 9,911,167 – – 9,911,167
Banks 60,784,446 – – 60,784,446
Beverages 10,100,664 – – 10,100,664
Capital Markets 28,045,475 – – 28,045,475
Chemicals 6,587,550 – – 6,587,550
Communications Equipment 13,960,097 – – 13,960,097
Consumer Finance 4,121,327 – – 4,121,327
Containers & Packaging 2,567,350 – – 2,567,350
Diversified Financial Services 3,916,215 – – 3,916,215
Diversified Telecommunication Services 7,191,918 – – 7,191,918
Electric Utilities 7,458,331 – – 7,458,331
Food Products – 4,637,309 – 4,637,309
Health Care Equipment & Supplies 15,906,652 9,196,546 – 25,103,198
Health Care Providers & Services 39,610,814 – – 39,610,814
Household Durables 2,094,975 2,903,201 – 4,998,176
Industrial Conglomerates 8,233,230 3,553,172 – 11,786,402
Insurance 36,645,974 – – 36,645,974
IT Services 21,165,798 – – 21,165,798
Machinery – 5,554,526 – 5,554,526
Media 17,753,886 – – 17,753,886
Multiline Retail 6,070,810 – – 6,070,810
Multi-Utilities 13,993,165 – – 13,993,165
Oil, Gas & Consumable Fuels 13,151,097 12,526,324 – 25,677,421
Personal Products 10,342,031 – – 10,342,031
Pharmaceuticals – 27,212,084 – 27,212,084
Professional Services 4,712,293 – – 4,712,293
Road & Rail 2,827,836 – – 2,827,836
Semiconductors & Semiconductor
Equipment 2,689,226 – – 2,689,226
Software 14,050,943 – – 14,050,943
Specialty Retail 11,566,549 – – 11,566,549
Technology Hardware, Storage &
Peripherals – 2,411,473 – 2,411,473
Tobacco 2,975,324 4,164,118 – 7,139,442
Wireless Telecommunication Services 5,956,143 – – 5,956,143
Total Common Stocks $ 392,634,916 $ 83,012,222 $ – $ 475,647,138
Master Limited Partnership 8,938,424 – – 8,938,424
Total $ 401,573,340 $ 83,012,222 $ – $ 484,585,562
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2021 (Unaudited) - Statement of Investments - 11
Common Stocks 99.5%
Shares Value ($)
Aerospace & Defense 2.7%
Howmet Aerospace, Inc. 34,947 1,090,346
Lockheed Martin Corp. 12,396 4,277,860
Northrop Grumman Corp. 2,842 1,023,546
6,391,752
Airlines 1.0%
Allegiant Travel Co.* 4,944 966,453
Delta Air Lines, Inc.* 34,766 1,481,379
2,447,832
Auto Components 0.8%
Dana, Inc. 29,025 645,516
Visteon Corp.* 12,341 1,164,867
1,810,383
Automobiles 0.9%
Tesla, Inc.* 2,621 2,032,533
Banks 0.6%
Citizens Financial Group, Inc. 28,393 1,333,903
Biotechnology 4.1%
Amicus Therapeutics, Inc.* 43,333 413,830
Apellis Pharmaceuticals, Inc.* 13,740 452,871
Arena Pharmaceuticals, Inc.* 17,391 1,035,634
Exelixis , Inc.* 52,413 1,108,011
Incyte Corp.* 29,146 2,004,662
Ionis Pharmaceuticals, Inc.* 43,285 1,451,779
PTC Therapeutics, Inc.*(a) 3,820 142,142
Sarepta Therapeutics, Inc.* 1,982 183,295
Vertex Pharmaceuticals, Inc.* 15,505 2,812,452
9,604,676
Capital Markets 0.0%
†
LPL Financial Holdings, Inc. 17 2,665
Chemicals 3.2%
Chemours Co. (The) 27,935 811,791
Dow, Inc. 25,412 1,462,715
FMC Corp. 19,661 1,800,161
Olin Corp. 35,558 1,715,673
Westlake Chemical Corp. 18,211 1,659,751
7,450,091
Communications Equipment 1.7%
Arista Networks, Inc.* 5,850 2,010,294
CommScope Holding Co.,
Inc.* 146,475 1,990,595
4,000,889
Construction & Engineering 0.8%
EMCOR Group, Inc. 15,254 1,760,007
Consumer Finance 0.6%
Synchrony Financial 28,614 1,398,652
Diversified Consumer Services 0.4%
frontdoor , Inc.* 16,113 675,135
H&R Block, Inc. 9,120 228,000
903,135
Diversified Telecommunication Services 0.5%
Cogent Communications
Holdings, Inc.(a) 17,353 1,229,287
Electric Utilities 0.6%
NRG Energy, Inc. 35,045 1,430,887
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components 1.6%
Insight Enterprises, Inc.* 5,339 480,937
Jabil, Inc. 54,626 3,188,520
3,669,457
Entertainment 1.5%
Take-Two Interactive Software,
Inc.* 12,895 1,986,733
Zynga, Inc., Class A* 199,595 1,502,950
3,489,683
Equity Real Estate Investment Trusts (REITs) 0.6%
SBA Communications Corp. 4,459 1,474,012
Food & Staples Retailing 0.7%
Costco Wholesale Corp. 3,812 1,712,922
Food Products 1.3%
Hershey Co. (The) 14,272 2,415,536
Pilgrim's Pride Corp.* 17,529 509,743
2,925,279
Health Care Equipment & Supplies 0.5%
Intuitive Surgical, Inc.* 631 627,309
Shockwave Medical, Inc.* 1,585 326,320
STAAR Surgical Co.* 2,317 297,804
1,251,433
Health Care Providers & Services 2.2%
Cardinal Health, Inc. 10,306 509,735
DaVita, Inc.* 4,579 532,354
McKesson Corp. 16,549 3,299,540
Tenet Healthcare Corp.* 10,380 689,647
5,031,276
Health Care Technology 1.0%
Veeva Systems, Inc., Class A* 8,351 2,406,508
Hotels, Restaurants & Leisure 2.8%
Chipotle Mexican Grill, Inc.* 553 1,005,088
Domino's Pizza, Inc. 485 231,326
Papa John's International, Inc. 7,307 927,916
Starbucks Corp. 24,506 2,703,257
Travel + Leisure Co. 31,908 1,739,943
6,607,530
Household Durables 0.1%
NVR, Inc.* 51 244,498
TRI Pointe Group, Inc.* 862 18,119
262,617
Insurance 3.5%
Alleghany Corp.* 641 400,247
Arch Capital Group Ltd.* 45,389 1,732,952
Everest Re Group Ltd. 5,358 1,343,679
Lincoln National Corp.(a) 10,680 734,250
Markel Corp.* 1,899 2,269,552
RenaissanceRe Holdings Ltd.
(a) 11,781 1,642,271
8,122,951
Interactive Media & Services 10.2%
Alphabet, Inc., Class C* 6,603 17,599,042
Facebook, Inc., Class A* 12,506 4,244,411
Yelp, Inc.* 51,435 1,915,440
23,758,893

12 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail 5.2%
Amazon.com, Inc.* 3,516 11,550,201
Shutterstock , Inc. 4,228 479,117
12,029,318
IT Services 4.1%
EPAM Systems, Inc.* 5,597 3,192,976
Genpact Ltd. 7,794 370,293
GoDaddy , Inc., Class A* 26,171 1,824,119
Mastercard , Inc., Class A 12,047 4,188,501
9,575,889
Media 1.0%
Altice USA, Inc., Class A* 33,493 693,975
Nexstar Media Group, Inc.,
Class A(a) 10,663 1,620,349
2,314,324
Oil, Gas & Consumable Fuels 2.8%
Cheniere Energy, Inc.* 31,736 3,099,655
Cimarex Energy Co. 13,585 1,184,612
EOG Resources, Inc. 18,674 1,498,962
Occidental Petroleum Corp. 27,831 823,241
6,606,470
Paper & Forest Products 0.9%
Louisiana-Pacific Corp. 32,358 1,985,811
Personal Products 0.7%
Herbalife Nutrition Ltd.*(a) 23,348 989,488
Medifast , Inc. 3,919 754,956
1,744,444
Professional Services 1.9%
Insperity , Inc. 23,149 2,563,520
TriNet Group, Inc.* 19,248 1,820,476
4,383,996
Road & Rail 1.0%
Landstar System, Inc. 9,029 1,424,957
XPO Logistics, Inc.* 12,126 964,987
2,389,944
Semiconductors & Semiconductor Equipment 5.1%
Lam Research Corp. 6,624 3,770,050
Micron Technology, Inc. 20,443 1,451,044
NVIDIA Corp. 4,012 831,126
QUALCOMM, Inc. 19,003 2,451,007
Synaptics , Inc.* 14,682 2,638,796
Universal Display Corp. 4,622 790,177
11,932,200
Software 14.9%
Blackbaud , Inc.* 9,405 661,642
Box, Inc., Class A*(a) 44,315 1,048,936
Citrix Systems, Inc. 4,259 457,289
CommVault Systems, Inc.* 34,898 2,628,168
Domo, Inc., Class B* 4,397 371,283
Dropbox, Inc., Class A* 19,023 555,852
Fortinet, Inc.* 14,744 4,305,838
Microsoft Corp. 67,585 19,053,563
NCR Corp.* 25,491 988,031
New Relic, Inc.* 23,555 1,690,542
NortonLifeLock , Inc. 2,241 56,697
Nutanix , Inc., Class A* 40,814 1,538,688
Tenable Holdings, Inc.* 16,699 770,492
Common Stocks
Shares Value ($)
Software
Zscaler , Inc.* 2,578 676,003
34,803,024
Specialty Retail 3.0%
Asbury Automotive Group,
Inc.*(a) 1,595 313,800
AutoZone, Inc.* 2,385 4,049,706
Best Buy Co., Inc. 19,816 2,094,750
Leslie's, Inc.* 32,328 664,017
7,122,273
Technology Hardware, Storage & Peripherals 12.9%
Apple, Inc. 141,831 20,069,086
Dell Technologies, Inc., Class
C* 42,342 4,405,262
HP, Inc. 97,877 2,677,915
NetApp, Inc. 3,284 294,772
Pure Storage, Inc., Class A* 105,732 2,660,217
30,107,252
Textiles, Apparel & Luxury Goods 1.2%
Columbia Sportswear Co. 22,795 2,184,673
Kontoor Brands, Inc. 12,608 629,769
2,814,442
Thrifts & Mortgage Finance 0.2%
Axos Financial, Inc.* 8,976 462,623
Trading Companies & Distributors 0.7%
Boise Cascade Co. 8,358 451,165
WESCO International, Inc.* 9,913 1,143,167
1,594,332
Total Common Stocks
(cost $160,458,067) 232,375,595
Repurchase Agreement 0.2%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$412,501, collateralized
by U.S. Government
Agency Securities,
ranging from 0.44% -
6.00%, maturing 5/1/2024
- 7/20/2071; total market
value $420,750.(b) 412,500 412,500
Total Repurchase Agreement
(cost $412,500) 412,500
Total Investments
(cost $160,870,567) — 99.7% 232,788,095
Other assets in excess of liabilities — 0.3% 758,573
NET ASSETS — 100.0%
$ 233,546,668

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2021 (Unaudited) - Statement of Investments - 13
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $2,755,222, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $412,500 and by $2,503,809
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 7.25%, and
maturity dates ranging from 10/7/2021 – 2/15/2051, a total
value of $2,916,309.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was $412,500.
REIT Real Estate Investment Trust
OTC Total return swap contracts outstanding as of September 30, 2021 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
10X Genomics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 6,713 3,088 3,088
3D Systems Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 17,916 17,199 17,199
8x8, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 24,717 8,157 8,157
Alleghany Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,687 1,424 1,424
Altice USA, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 27,477 38,193 38,193
Ameresco , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 5,887 19,604 19,604
Analog Devices,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 8,330 25,989 25,989
Appian Corp. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 1,817 3,343 3,343
Armstrong World
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 9,609 28,635 28,635
Arvinas , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 3,436 6,735 6,735
Aspen
Technology, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 9,524 13,143 13,143
Atlassian Corp.
plc
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 5,707 56,157 56,157
Balchem Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 2,538 14,061 14,061

14 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Bandwidth, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,066 14,800 14,800
BigCommerce
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 1,916 5,461 5,461
BioCryst
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 20,072 7,226 7,226
Bio- Techne Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,975 12,793 12,793
Blueprint
Medicines Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 9,113 9,113 9,113
Brooks
Automation, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 15,667 43,867 43,867
Bruker Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 8,820 10,143 10,143
Caesars
Entertainment,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 13,585 43,472 43,472
Cardlytics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 2,824 18,780 18,780
Carvana Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 3,870 16,575 16,575
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 16,625 16,293 16,293
Catalent , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 8,943 1,341 1,341
Celsius Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 2,951 1,830 1,830
Chegg , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 10,146 16,538 16,538
Citrix Systems,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 8,991 6,654 6,654
Costco Wholesale
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 9,598 19,196 19,196
Digital Turbine,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 3,915 5,874 5,874
Dorman Products,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,600 13,386 13,386
Editas Medicine,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 4,570 51,961 51,961

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2021 (Unaudited) - Statement of Investments - 15
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
EPAM Systems,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 556 1,073 1,073
Exelixis , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 11,429 6,172 6,172
Fastenal Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 23,468 24,876 24,876
Fate
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 7,595 11,544 11,544
Fox Factory
Holding Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,004 4,444 4,444
Green Dot Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 12,145 8,744 8,744
H&R Block, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 75,036 9,005 9,005
Hamilton Lane,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 8,952 27,250 27,250
Hannon
Armstrong
Sustainable
Infrastructure
Capital, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 19,742 28,033 28,033
Hershey Co. (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,553 3,755 3,755
Houlihan Lokey ,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 13,301 532 532
II-VI, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 14,060 13,919 13,919
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 4,549 455 455
Intellia
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 1,902 10,005 10,005
Intuitive Surgical,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 4,109 6,821 6,821
Invitae Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 27,387 2,191 2,191
KBR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 12,496 8,998 8,998
Las Vegas Sands
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 32,759 22,931 22,931
LivePerson , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 11,698 4,094 4,094

16 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Magnite , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 9,058 6,250 6,250
MicroVision , Inc. Increases in total
return of reference
entity
OBFR - 1.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 7,456 5,517 5,517
Middleby Corp.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 3,338 5,641 5,641
Momentive
Global, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 16,262 3,903 3,903
Moody's Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 862 328 328
Murphy USA, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 12,553 11,893 11,893
New Relic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,820 2,059 2,059
Northrop
Grumman Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 7,793 26,652 26,652
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 120 25 25
Onto Innovation,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 8,645 21,872 21,872
Papa John's
International, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,972 3,550 3,550
Peloton
Interactive, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 11,136 8,352 8,352
Pilgrim's Pride
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 30,741 5,226 5,226
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,290 4,244 4,244
Quaker Chemical
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 4,714 21,826 21,826
QuantumScape
Corp.
Increases in total
return of reference
entity
OBFR - 0.95% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 4,206 3,070 3,070
RBC Bearings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,197 5,918 5,918
RenaissanceRe
Holdings Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,462 7,942 7,942
Rocket Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 72,076 27,412 27,412

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2021 (Unaudited) - Statement of Investments - 17
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Royalty Pharma
plc
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 32,546 10,534 10,534
Sabre Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 104,770 9,429 9,429
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 540 455 455
SiteOne
Landscape
Supply, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 5,269 7,008 7,008
Skillz , Inc. Increases in total
return of reference
entity
OBFR - 5.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 46,939 36,612 36,612
Sprout Social, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 1,861 10,049 10,049
Steven Madden
Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 16,738 29,793 29,793
Stitch Fix, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 5,872 9,689 9,689
Sunnova Energy
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 7,308 1,096 1,096
Tempur Sealy
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 10,780 20,805 20,805
Tenable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,786 501 501
Thermo Fisher
Scientific, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 1,982 9,728 9,728
TJX Cos., Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 16,765 67,557 67,557
TriNet Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,009 141 141
Trupanion , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 5,112 17,585 17,585
Turning Point
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 3,577 12,734 12,734
VF Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 10,009 5,105 5,105
Vroom, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 19,641 29,090 29,090
Walt Disney Co.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 6,921 37,027 37,027

18 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Wayfair, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,661 83,141 83,141
Zoom Video
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,860 1,507 1,507
1,317,139 1,317,139
– –
AbbVie, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 2,520 (1,336) (1,336)
Abercrombie &
Fitch Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 25,050 (69,639) (69,639)
Advanced
Drainage
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,073 (3,780) (3,780)
AeroVironment ,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 6,970 (1,185) (1,185)
AGCO Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 17,263 (80,618) (80,618)
Allegiant Travel
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 1,212 (11,187) (11,187)
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 140 (8,172) (8,172)
Amicus
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 66,664 (41,998) (41,998)
Amkor
Technology, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 21,125 (16,689) (16,689)
Apellis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,165 (6,868) (6,868)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 23,934 (15,557) (15,557)
Arena
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 3,748 (525) (525)
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 20,685 (23,167) (23,167)
Arrowhead
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,478 (6,191) (6,191)
Asbury
Automotive
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 5,470 (11,378) (11,378)
Axonics , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 3,066 (675) (675)

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2021 (Unaudited) - Statement of Investments - 19
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Best Buy Co., Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,157 (9,408) (9,408)
Bill.com Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 4,341 (17,540) (17,540)
Blackbaud , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 13,611 (16,605) (16,605)
Bloom Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,715 (660) (660)
Boise Cascade
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 2,410 (2,603) (2,603)
Box, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 6,219 (2,425) (2,425)
Brinker
International, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,304 (11,061) (11,061)
Cabot Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 21,083 (5,903) (5,903)
Cardinal Health,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 35,505 (43,288) (43,288)
CareDx , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,919 (8,098) (8,098)
Chipotle Mexican
Grill, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 282 (6,170) (6,170)
CoreSite Realty
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 10,264 (27,303) (27,303)
CryoPort , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 10,629 (1,275) (1,275)
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 4,316 (3,021) (3,021)
DaVita, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 14,214 (73,486) (73,486)
Delta Air Lines,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 16,106 (13,368) (13,368)
Diodes, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 849 (1,808) (1,808)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 68,226 (26,608) (26,608)
Equinix , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,711 (22,043) (22,043)

20 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Everest Re Group
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 3,516 (7,243) (7,243)
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 12,589 (28,703) (28,703)
Freshpet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 7,162 (1,218) (1,218)
fuboTV , Inc. Increases in total
return of reference
entity
OBFR - 0.95% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 3,954 (198) (198)
GoDaddy , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 5,813 (3,023) (3,023)
Herbalife Nutrition
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2022 12,144 (13,173) (13,173)
Horizon
Therapeutics plc
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 1,232 (2,932) (2,932)
Insight
Enterprises, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 6,466 (388) (388)
Intra-Cellular
Therapies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 15,504 (4,961) (4,961)
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,694 (3,029) (3,029)
Kontoor Brands,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 1,283 (6,300) (6,300)
Lam Research
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,094 (16,760) (16,760)
LCI Industries Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,502 (6,348) (6,348)
Lincoln National
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 11,339 (25,286) (25,286)
LyondellBasell
Industries NV
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 21,229 (53,285) (53,285)
Macquarie
Infrastructure
Holdings LLC
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 20,644 (2,684) (2,684)
Magnolia Oil &
Gas Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 44,973 (4,497) (4,497)
Medifast , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 806 (6,206) (6,206)
Merit Medical
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 8,873 (266) (266)

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2021 (Unaudited) - Statement of Investments - 21
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
MicroStrategy ,
Inc.
Increases in total
return of reference
entity
OBFR - 0.82% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 1,477 (7,223) (7,223)
Molina
Healthcare, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 11,244 (50,935) (50,935)
NanoString
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 5,472 (7,989) (7,989)
NeoGenomics ,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 21,776 (43,116) (43,116)
NetApp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 35,244 (72,250) (72,250)
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 8,247 (9,072) (9,072)
Nexstar Media
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,381 (19,364) (19,364)
NIKE, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 301 (62) (62)
Nutanix , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 5,871 (3,992) (3,992)
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 439 (40,335) (40,335)
Olin Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 5,469 (7,657) (7,657)
Opendoor
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 7,069 (3,393) (3,393)
Pacific
Biosciences of
California, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 7,465 (5,076) (5,076)
PTC
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 11,254 (12,267) (12,267)
Pure Storage, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 9,278 (9,000) (9,000)
R1 RCM, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 27,536 (19,551) (19,551)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 6,699 (22,911) (22,911)
RingCentral, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,266 (10,516) (10,516)
Roku, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 247 (687) (687)

22 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
SBA
Communications
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,482 (1,566) (1,566)
Sorrento
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 1.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 11,737 (704) (704)
Starbucks Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 7,802 (10,923) (10,923)
Switch, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 26,481 (7,415) (7,415)
Terex Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 28,925 (51,486) (51,486)
Texas Capital
Bancshares, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 11,127 (4,673) (4,673)
TG Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2022 4,325 (1,038) (1,038)
Toll Brothers, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 16,735 (37,486) (37,486)
Travel + Leisure
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 3,345 (8,764) (8,764)
Twist Bioscience
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 2,070 (6,148) (6,148)
Universal Display
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 1,063 (10,619) (10,619)
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 2.32% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 80,101 (6,194) (6,194)
Vertex
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 3,787 (795) (795)
Vertiv Holdings
Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/29/2022 36,898 (15,128) (15,128)
Vir Biotechnology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 3,354 (2,180) (2,180)
Virgin Galactic
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 2,424 (4,630) (4,630)
Visteon Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 5,193 (23,005) (23,005)
WD-40 Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2022 3,779 (3,061) (3,061)
World Wrestling
Entertainment,
Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2022 9,229 (7,290) (7,290)

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2021 (Unaudited) - Statement of Investments - 23
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Wynn Resorts Ltd. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 6,186 (2,722) (2,722)
Yelp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2022 4,682 (7,025) (7,025)
(1,336,386) (1,336,386)
– –
(19,247) (19,247)
Financing Costs of Swap Contracts (38,815) (38,815)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (58,062) (58,062)
OBFR Overnight Bank Funding Rate

24 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2021 (Unaudited) - Statement of Investments - 25
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total
return swap contracts to take long and short positions in
equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Total return swap contracts are agreements in
which the Fund and the counterparty each agree to pay the
other party the difference between the relative investment
performance that would have been achieved if the notional
amount of the total return swap contract had been invested
in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest.
The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
The Fund entered into total return swap contracts on a net
basis, which means that the two payment streams are netted
out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-
market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data
factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments
within the hierarchy.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 232,375,595 $ – $ – $ 232,375,595
Repurchase Agreement – 412,500 – 412,500
Total Return Swaps* – 1,317,139 – 1,317,139
Total Assets $ 232,375,595 $ 1,729,639 $ – $ 234,105,234
$ – $ – $ – $ –
Liabilities:
Total Return Swaps* $ – $ (1,375,201) $ – $ (1,375,201)
Total Liabilities $ – $ (1,375,201) $ – $ (1,375,201)
Total $ 232,375,595 $ 354,438 $ – $ 232,730,033
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).
Assets: Fair Value
Swap Contracts(a)
Equity risk Unrealized appreciation on centrally clear swap contracts $ 1,317,139
Total $ 1,317,139
Liabilities:
Swap Contracts(a)
Equity risk Unrealized depreciation on centrally clear swap contracts $ (1,375,201)
Total $ (1,375,201)
(a)
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

26 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Neuberger Berman Multi Cap Opportunities Fund
Common Stocks 99.9%
Shares Value ($)
Aerospace & Defense 2.4%
Raytheon Technologies Corp. 72,000 6,189,120
Banks 3.4%
JPMorgan Chase & Co. 52,000 8,511,880
Capital Markets 9.5%
Apollo Global Management,
Inc. 60,000 3,695,400
Brookfield Asset Management,
Inc., Class A 206,000 11,023,060
Charles Schwab Corp. (The) 75,000 5,463,000
Intercontinental Exchange, Inc. 33,000 3,789,060
23,970,520
Chemicals 1.9%
Sherwin-Williams Co. (The) 17,400 4,867,302
Communications Equipment 5.9%
Cisco Systems, Inc. 115,000 6,259,450
Motorola Solutions, Inc. 37,500 8,712,000
14,971,450
Construction Materials 1.4%
Eagle Materials, Inc. 27,000 3,541,320
Containers & Packaging 4.8%
Ball Corp. 91,000 8,187,270
Graphic Packaging Holding
Co. 210,000 3,998,400
12,185,670
Diversified Financial Services 5.0%
Berkshire Hathaway, Inc.,
Class B* 46,000 12,555,240
Electrical Equipment 1.7%
Rockwell Automation, Inc. 15,000 4,410,600
Entertainment 3.4%
Activision Blizzard, Inc. 47,000 3,637,330
Walt Disney Co. (The)* 29,000 4,905,930
8,543,260
Food & Staples Retailing 2.9%
BJ's Wholesale Club Holdings,
Inc.* 50,000 2,746,000
US Foods Holding Corp.* 133,000 4,609,780
7,355,780
Food Products 2.3%
Lamb Weston Holdings, Inc. 40,000 2,454,800
Mondelez International, Inc.,
Class A 60,000 3,490,800
5,945,600
Health Care Equipment & Supplies 2.4%
Becton Dickinson and Co. 10,000 2,458,200
Hill-Rom Holdings, Inc. 24,000 3,600,000
6,058,200
Health Care Providers & Services 4.3%
HCA Healthcare, Inc. 45,200 10,970,944
Hotels, Restaurants & Leisure 5.0%
Aramark 145,000 4,764,700
Booking Holdings, Inc.* 1,125 2,670,604
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
McDonald's Corp. 21,500 5,183,865
12,619,169
Household Products 0.7%
WD-40 Co. 7,500 1,736,100
Independent Power and Renewable Electricity Producers
0.5%
Brookfield Renewable Corp. 30,000 1,164,300
Insurance 3.1%
Chubb Ltd. 30,500 5,291,140
Progressive Corp. (The) 27,000 2,440,530
7,731,670
Interactive Media & Services 5.2%
Alphabet, Inc., Class C* 4,900 13,060,019
Internet & Direct Marketing Retail 3.1%
Amazon.com, Inc.* 2,400 7,884,096
IT Services 2.6%
PayPal Holdings, Inc.* 25,000 6,505,250
Leisure Products 0.8%
Brunswick Corp. 22,500 2,143,575
Machinery 4.2%
Nordson Corp. 18,000 4,286,700
Stanley Black & Decker, Inc. 36,000 6,311,160
10,597,860
Media 4.1%
Cable One, Inc. 1,600 2,901,008
Comcast Corp., Class A 135,000 7,550,550
10,451,558
Pharmaceuticals 2.1%
Pfizer, Inc. 126,000 5,419,260
Road & Rail 2.7%
CSX Corp. 228,000 6,780,720
Software 4.8%
Microsoft Corp. 43,000 12,122,560
Specialty Retail 2.8%
Lowe's Cos., Inc. 35,500 7,201,530
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc. 81,000 11,461,500
Textiles, Apparel & Luxury Goods 2.4%
Columbia Sportswear Co. 17,000 1,629,280
NIKE, Inc., Class B 31,000 4,502,130
6,131,410
Total Investments
(cost $125,737,466) — 99.9% 253,087,463
Other assets in excess of liabilities — 0.1% 372,817
NET ASSETS — 100.0%
$ 253,460,280
* Denotes a non-income producing security.

NVIT Neuberger Berman Multi Cap Opportunities Fund - September 30, 2021 (Unaudited) - Statement of Investments - 27
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

28 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Neuberger Berman Multi Cap Opportunities Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 253,087,463 $ – $ – $ 253,087,463
Total $ 253,087,463 $ – $ – $ 253,087,463
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon Dynamic U.S. Core Fund) - September 30, 2021 (Unaudited) -
Statement of Investments - 29
Common Stocks 89.1%
Shares Value ($)
Aerospace & Defense 1.3%
Boeing Co. (The)* 25,815 5,677,751
General Dynamics Corp. 10,821 2,121,241
Howmet Aerospace, Inc. 18,320 571,584
Huntington Ingalls Industries,
Inc. 1,908 368,358
L3Harris Technologies, Inc. 9,496 2,091,399
Lockheed Martin Corp. 11,598 4,002,470
Northrop Grumman Corp. 7,084 2,551,302
Raytheon Technologies Corp. 71,157 6,116,656
Textron, Inc. 10,599 739,916
TransDigm Group, Inc.* 2,480 1,548,934
25,789,611
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc. 6,398 556,626
Expeditors International of
Washington, Inc. 8,122 967,574
FedEx Corp. 11,565 2,536,089
United Parcel Service, Inc.,
Class B 34,274 6,241,295
10,301,584
Airlines 0.2%
Alaska Air Group, Inc.* 6,042 354,061
American Airlines Group,
Inc.*(a) 30,618 628,281
Delta Air Lines, Inc.* 30,651 1,306,039
Southwest Airlines Co.* 27,557 1,417,257
United Airlines Holdings,
Inc.*(a) 15,261 725,966
4,431,604
Auto Components 0.1%
Aptiv plc* 12,648 1,884,172
BorgWarner, Inc. 11,176 482,915
2,367,087
Automobiles 1.9%
Ford Motor Co.* 183,439 2,597,496
General Motors Co.* 67,958 3,582,066
Tesla, Inc.* 38,107 29,551,217
35,730,779
Banks 3.9%
Bank of America Corp. 349,545 14,838,185
Citigroup, Inc. 95,676 6,714,542
Citizens Financial Group, Inc. 20,388 957,828
Comerica, Inc. 6,376 513,268
Fifth Third Bancorp 32,618 1,384,308
First Republic Bank 8,212 1,583,931
Huntington Bancshares, Inc. 69,785 1,078,876
JPMorgan Chase & Co. 140,947 23,071,614
KeyCorp 45,246 978,219
M&T Bank Corp. 6,169 921,278
People's United Financial, Inc. 20,661 360,948
PNC Financial Services
Group, Inc. (The) 20,028 3,918,278
Regions Financial Corp. 45,113 961,358
SVB Financial Group* 2,754 1,781,507
Truist Financial Corp. 62,977 3,693,601
US Bancorp 63,629 3,782,108
Wells Fargo & Co. 193,480 8,979,407
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 7,716 477,543
75,996,799
Beverages 1.2%
Brown-Forman Corp., Class B 8,533 571,796
Coca-Cola Co. (The) 182,421 9,571,630
Constellation Brands, Inc.,
Class A 7,984 1,682,149
Molson Coors Beverage Co.,
Class B 8,257 382,959
Monster Beverage Corp.* 17,659 1,568,649
PepsiCo, Inc. 64,948 9,768,829
23,546,012
Biotechnology 1.7%
AbbVie, Inc. 83,020 8,955,367
Amgen, Inc. 26,774 5,693,491
Biogen, Inc.* 7,033 1,990,269
Gilead Sciences, Inc. 58,833 4,109,485
Incyte Corp.* 8,752 601,963
Moderna, Inc.* 16,415 6,317,477
Regeneron Pharmaceuticals,
Inc.* 4,957 2,999,877
Vertex Pharmaceuticals, Inc.* 12,248 2,221,665
32,889,594
Building Products 0.4%
A O Smith Corp. 6,242 381,199
Allegion plc 4,336 573,132
Carrier Global Corp. 40,713 2,107,305
Fortune Brands Home &
Security, Inc. 6,469 578,458
Johnson Controls International
plc 33,589 2,286,739
Masco Corp. 11,738 652,046
Trane Technologies plc 11,187 1,931,436
8,510,315
Capital Markets 2.7%
Ameriprise Financial, Inc. 5,372 1,418,853
Bank of New York Mellon
Corp. (The) 36,582 1,896,411
BlackRock, Inc. 6,732 5,645,859
Cboe Global Markets, Inc. 4,980 616,823
Charles Schwab Corp. (The) 70,395 5,127,572
CME Group, Inc. 17,014 3,290,167
Franklin Resources, Inc. 13,107 389,540
Goldman Sachs Group, Inc.
(The) 15,887 6,005,763
Intercontinental Exchange, Inc. 26,653 3,060,297
Invesco Ltd. 16,479 397,309
MarketAxess Holdings, Inc. 1,782 749,670
Moody's Corp. 7,622 2,706,648
Morgan Stanley 68,904 6,705,048
MSCI, Inc. 3,898 2,371,309
Nasdaq, Inc. 5,529 1,067,208
Northern Trust Corp. 9,998 1,077,884
Raymond James Financial,
Inc. 8,599 793,516
S&P Global, Inc.(a) 11,308 4,804,656
State Street Corp. 16,400 1,389,408

30 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon
Dynamic U.S. Core Fund)
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 10,729 2,110,394
51,624,335
Chemicals 1.5%
Air Products & Chemicals, Inc. 10,481 2,684,289
Albemarle Corp. 5,590 1,224,042
Celanese Corp. 5,284 795,982
CF Industries Holdings, Inc. 9,981 557,139
Corteva, Inc. 34,781 1,463,584
Dow, Inc. 34,848 2,005,851
DuPont de Nemours, Inc. 24,706 1,679,761
Eastman Chemical Co. 6,301 634,763
Ecolab, Inc. 11,772 2,455,875
FMC Corp. 6,026 551,741
International Flavors &
Fragrances, Inc. 11,623 1,554,228
Linde plc 24,333 7,138,815
LyondellBasell Industries NV,
Class A 12,356 1,159,611
Mosaic Co. (The) 16,489 588,987
PPG Industries, Inc. 11,042 1,579,116
Sherwin-Williams Co. (The) 11,336 3,171,019
29,244,803
Commercial Services & Supplies 0.4%
Cintas Corp. 4,118 1,567,558
Copart, Inc.* 9,817 1,361,814
Republic Services, Inc. 9,924 1,191,475
Rollins, Inc. 11,065 390,927
Waste Management, Inc. 18,261 2,727,463
7,239,237
Communications Equipment 0.8%
Arista Networks, Inc.* 2,583 887,622
Cisco Systems, Inc. 198,123 10,783,835
F5 Networks, Inc.* 2,776 551,813
Juniper Networks, Inc. 14,928 410,819
Motorola Solutions, Inc. 7,925 1,841,136
14,475,225
Construction & Engineering 0.0%
†
Quanta Services, Inc. 6,615 752,919
Construction Materials 0.1%
Martin Marietta Materials, Inc. 2,934 1,002,489
Vulcan Materials Co. 6,243 1,056,066
2,058,555
Consumer Finance 0.6%
American Express Co. 30,334 5,081,855
Capital One Financial Corp. 21,062 3,411,412
Discover Financial Services 14,146 1,737,836
Synchrony Financial 26,756 1,307,834
11,538,937
Containers & Packaging 0.3%
Amcor plc(a) 72,353 838,571
Avery Dennison Corp. 3,979 824,489
Ball Corp. 15,434 1,388,597
International Paper Co. 18,444 1,031,388
Packaging Corp. of America 4,437 609,821
Sealed Air Corp. 7,126 390,434
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 12,638 629,752
5,713,052
Distributors 0.1%
Genuine Parts Co. 6,770 820,727
LKQ Corp.* 13,001 654,210
Pool Corp. 1,927 837,108
2,312,045
Diversified Financial Services 1.2%
Berkshire Hathaway, Inc.,
Class B* 87,559 23,898,353
Diversified Telecommunication Services 1.0%
AT&T, Inc. 335,602 9,064,610
Lumen Technologies, Inc.(a) 45,711 566,359
Verizon Communications, Inc. 194,634 10,512,183
20,143,152
Electric Utilities 1.4%
Alliant Energy Corp. 11,278 631,342
American Electric Power Co.,
Inc. 23,367 1,896,933
Duke Energy Corp. 36,256 3,538,223
Edison International 17,846 989,918
Entergy Corp. 9,615 954,866
Evergy, Inc. 10,852 674,994
Eversource Energy 16,008 1,308,814
Exelon Corp. 45,605 2,204,546
FirstEnergy Corp. 26,049 927,865
NextEra Energy, Inc. 92,153 7,235,854
NRG Energy, Inc. 10,735 438,310
Pinnacle West Capital Corp. 4,943 357,675
PPL Corp. 36,185 1,008,838
Southern Co. (The) 50,133 3,106,742
Xcel Energy, Inc. 25,131 1,570,688
26,845,608
Electrical Equipment 0.5%
AMETEK, Inc. 10,769 1,335,464
Eaton Corp. plc 18,868 2,817,181
Emerson Electric Co. 28,182 2,654,744
Generac Holdings, Inc.* 2,968 1,212,932
Rockwell Automation, Inc. 5,418 1,593,109
9,613,430
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 28,247 2,068,528
CDW Corp. 6,524 1,187,498
Corning, Inc. 36,299 1,324,551
IPG Photonics Corp.* 1,741 275,774
Keysight Technologies, Inc.* 8,687 1,427,187
TE Connectivity Ltd. 15,469 2,122,656
Teledyne Technologies, Inc.* 2,183 937,773
Trimble, Inc.* 12,030 989,468
Zebra Technologies Corp.,
Class A* 2,523 1,300,405
11,633,840
Energy Equipment & Services 0.2%
Baker Hughes Co. 38,804 959,623
Halliburton Co. 42,616 921,358

NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon Dynamic U.S. Core Fund) - September 30, 2021 (Unaudited) -
Statement of Investments - 31
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 66,103 1,959,293
3,840,274
Entertainment 1.7%
Activision Blizzard, Inc. 36,810 2,848,726
Electronic Arts, Inc. 13,526 1,924,073
Live Nation Entertainment,
Inc.*(a) 6,283 572,570
Netflix, Inc.* 20,845 12,722,537
Take-Two Interactive Software,
Inc.* 5,522 850,775
Walt Disney Co. (The)* 85,448 14,455,238
33,373,919
Equity Real Estate Investment Trusts (REITs) 2.2%
Alexandria Real Estate
Equities, Inc.(a) 6,388 1,220,555
American Tower Corp. 21,355 5,667,831
AvalonBay Communities, Inc. 6,511 1,443,098
Boston Properties, Inc.(a) 6,658 721,394
Crown Castle International
Corp. 20,272 3,513,543
Digital Realty Trust, Inc. 13,140 1,898,073
Duke Realty Corp. 17,607 842,847
Equinix, Inc. 4,244 3,353,312
Equity Residential 16,220 1,312,522
Essex Property Trust, Inc. 3,116 996,310
Extra Space Storage, Inc. 6,329 1,063,209
Federal Realty Investment
Trust 3,389 399,868
Healthpeak Properties, Inc. 25,814 864,253
Host Hotels & Resorts, Inc.* 32,352 528,308
Iron Mountain, Inc.(a) 13,482 585,793
Kimco Realty Corp. 28,522 591,832
Mid-America Apartment
Communities, Inc. 5,482 1,023,764
Prologis, Inc. 34,714 4,354,177
Public Storage 7,111 2,112,678
Realty Income Corp.(a) 17,921 1,162,356
Regency Centers Corp. 7,343 494,404
SBA Communications Corp. 5,106 1,687,890
Simon Property Group, Inc. 15,295 1,987,891
UDR, Inc.(a) 13,253 702,144
Ventas, Inc. 17,964 991,792
Vornado Realty Trust 7,615 319,906
Welltower, Inc. 19,492 1,606,141
Weyerhaeuser Co. 35,908 1,277,248
42,723,139
Food & Staples Retailing 1.2%
Costco Wholesale Corp. 20,776 9,335,695
Kroger Co. (The) 32,476 1,313,005
Sysco Corp. 23,890 1,875,365
Walgreens Boots Alliance, Inc. 33,473 1,574,905
Walmart, Inc. 67,147 9,358,949
23,457,919
Food Products 0.8%
Archer-Daniels-Midland Co. 26,064 1,564,101
Campbell Soup Co. 9,901 413,961
Conagra Brands, Inc. 22,173 751,000
General Mills, Inc. 28,376 1,697,452
Common Stocks
Shares Value ($)
Food Products
Hershey Co. (The) 6,896 1,167,148
Hormel Foods Corp. 13,172 540,052
J M Smucker Co. (The)(a) 5,244 629,437
Kellogg Co. 12,191 779,249
Kraft Heinz Co. (The) 31,131 1,146,243
Lamb Weston Holdings, Inc. 6,896 423,208
McCormick & Co., Inc.
(Non-Voting) 11,709 948,780
Mondelez International, Inc.,
Class A 65,904 3,834,295
Tyson Foods, Inc., Class A 14,143 1,116,448
15,011,374
Gas Utilities 0.0%
†
Atmos Energy Corp. 6,126 540,313
Health Care Equipment & Supplies 3.4%
Abbott Laboratories 83,524 9,866,690
ABIOMED, Inc.* 2,119 689,777
Align Technology, Inc.* 3,457 2,300,392
Baxter International, Inc. 23,765 1,911,419
Becton Dickinson and Co. 13,560 3,333,319
Boston Scientific Corp.* 67,275 2,919,062
Cooper Cos., Inc. (The) 2,356 973,758
Danaher Corp. 29,836 9,083,272
DENTSPLY SIRONA, Inc. 10,204 592,342
DexCom, Inc.* 4,525 2,474,542
Edwards Lifesciences Corp.* 29,441 3,333,016
Hologic, Inc.* 11,995 885,351
IDEXX Laboratories, Inc.* 4,036 2,509,988
Intuitive Surgical, Inc.* 5,596 5,563,264
Medtronic plc 63,225 7,925,254
ResMed, Inc. 6,798 1,791,613
STERIS plc 4,532 925,797
Stryker Corp. 15,781 4,161,765
Teleflex, Inc. 2,237 842,342
West Pharmaceutical
Services, Inc. 3,441 1,460,842
Zimmer Biomet Holdings, Inc. 9,728 1,423,790
64,967,595
Health Care Providers & Services 2.3%
AmerisourceBergen Corp. 7,061 843,437
Anthem, Inc. 11,489 4,283,099
Cardinal Health, Inc. 13,603 672,804
Centene Corp.* 27,232 1,696,826
Cigna Corp. 16,050 3,212,568
CVS Health Corp. 61,805 5,244,772
DaVita, Inc.* 3,244 377,147
HCA Healthcare, Inc. 11,731 2,847,348
Henry Schein, Inc.* 6,548 498,696
Humana, Inc. 6,059 2,357,860
Laboratory Corp. of America
Holdings* 4,602 1,295,187
McKesson Corp. 7,323 1,460,060
Quest Diagnostics, Inc.(a) 5,810 844,251
UnitedHealth Group, Inc. 44,389 17,344,558
Universal Health Services,
Inc., Class B 3,636 503,113
43,481,726

32 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon
Dynamic U.S. Core Fund)
Common Stocks
Shares Value ($)
Health Care Technology 0.1%
Cerner Corp. 14,186 1,000,397
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc.* 1,926 4,572,074
Caesars Entertainment, Inc.* 9,808 1,101,242
Carnival Corp.*(a) 38,274 957,233
Chipotle Mexican Grill, Inc.* 1,331 2,419,119
Darden Restaurants, Inc. 6,246 946,082
Domino's Pizza, Inc. 1,753 836,111
Expedia Group, Inc.* 6,638 1,087,968
Hilton Worldwide Holdings,
Inc.* 13,002 1,717,694
Las Vegas Sands Corp.* 16,121 590,029
Marriott International, Inc.,
Class A* 12,859 1,904,289
McDonald's Corp. 35,067 8,455,004
MGM Resorts International 18,957 817,995
Norwegian Cruise Line
Holdings Ltd.*(a) 18,040 481,848
Penn National Gaming,
Inc.*(a) 7,269 526,712
Royal Caribbean Cruises
Ltd.*(a) 10,493 933,352
Starbucks Corp. 55,350 6,105,659
Wynn Resorts Ltd.*(a) 4,907 415,868
Yum! Brands, Inc. 14,066 1,720,412
35,588,691
Household Durables 0.3%
DR Horton, Inc. 15,466 1,298,680
Garmin Ltd. 7,166 1,114,026
Leggett & Platt, Inc. 6,318 283,299
Lennar Corp., Class A 12,994 1,217,278
Mohawk Industries, Inc.* 2,684 476,142
Newell Brands, Inc. 18,310 405,383
NVR, Inc.* 158 757,465
PulteGroup, Inc. 12,295 564,587
Whirlpool Corp. 2,928 596,902
6,713,762
Household Products 1.2%
Church & Dwight Co., Inc. 11,532 952,197
Clorox Co. (The) 5,851 968,984
Colgate-Palmolive Co. 39,769 3,005,741
Kimberly-Clark Corp. 15,956 2,113,213
Procter & Gamble Co. (The) 114,418 15,995,636
23,035,771
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 31,238 713,164
Industrial Conglomerates 1.0%
3M Co. 27,216 4,774,231
General Electric Co. 51,514 5,307,487
Honeywell International, Inc. 32,525 6,904,407
Roper Technologies, Inc. 4,922 2,195,852
19,181,977
Insurance 1.7%
Aflac, Inc. 29,172 1,520,736
Allstate Corp. (The) 13,954 1,776,484
Common Stocks
Shares Value ($)
Insurance
American International Group,
Inc. 40,553 2,225,954
Aon plc, Class A(a) 10,678 3,051,452
Arthur J Gallagher & Co. 9,721 1,445,027
Assurant, Inc. 2,788 439,807
Brown & Brown, Inc. 10,455 579,730
Chubb Ltd. 20,754 3,600,404
Cincinnati Financial Corp. 7,030 802,967
Everest Re Group Ltd. 1,832 459,429
Globe Life, Inc. 4,449 396,095
Hartford Financial Services
Group, Inc. (The) 16,467 1,156,807
Lincoln National Corp. 8,335 573,031
Loews Corp. 9,952 536,711
Marsh & McLennan Cos., Inc. 23,889 3,617,511
MetLife, Inc. 34,426 2,125,117
Principal Financial Group, Inc. 11,811 760,628
Progressive Corp. (The) 27,698 2,503,622
Prudential Financial, Inc. 18,272 1,922,214
Travelers Cos., Inc. (The) 11,767 1,788,702
W R Berkley Corp. 6,519 477,061
Willis Towers Watson plc 6,094 1,416,611
33,176,100
Interactive Media & Services 6.0%
Alphabet, Inc., Class A* 14,175 37,897,146
Alphabet, Inc., Class C* 13,285 35,408,644
Facebook, Inc., Class A* 112,313 38,117,909
Match Group, Inc.* 12,381 1,943,693
Twitter, Inc.* 37,775 2,281,232
115,648,624
Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc.* 20,489 67,307,185
eBay, Inc. 30,206 2,104,452
Etsy, Inc.* 6,046 1,257,326
70,668,963
IT Services 4.4%
Accenture plc, Class A 29,878 9,558,570
Akamai Technologies, Inc.* 7,822 818,103
Automatic Data Processing,
Inc. 19,963 3,991,003
Broadridge Financial
Solutions, Inc. 5,551 925,019
Cognizant Technology
Solutions Corp., Class A 24,909 1,848,497
DXC Technology Co.* 11,872 399,018
Fidelity National Information
Services, Inc. 29,090 3,539,671
Fiserv, Inc.* 28,206 3,060,351
FleetCor Technologies, Inc.* 3,906 1,020,520
Gartner, Inc.* 3,955 1,201,845
Global Payments, Inc. 13,851 2,182,640
International Business
Machines Corp. 41,962 5,829,781
Jack Henry & Associates, Inc. 3,467 568,796
Mastercard, Inc., Class A 41,035 14,267,049
Paychex, Inc. 14,973 1,683,714
PayPal Holdings, Inc.* 55,246 14,375,562
VeriSign, Inc.* 4,663 955,962

NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon Dynamic U.S. Core Fund) - September 30, 2021 (Unaudited) -
Statement of Investments - 33
Common Stocks
Shares Value ($)
IT Services
Visa, Inc., Class A(a) 79,477 17,703,502
Western Union Co. (The) 18,998 384,139
84,313,742
Leisure Products 0.0%
†
Hasbro, Inc. 5,882 524,792
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc. 14,348 2,260,240
Bio-Rad Laboratories, Inc.,
Class A* 971 724,317
Bio-Techne Corp. 1,822 882,887
Charles River Laboratories
International, Inc.* 2,381 982,567
Illumina, Inc.* 6,916 2,805,199
IQVIA Holdings, Inc.* 8,951 2,144,123
Mettler-Toledo International,
Inc.* 1,099 1,513,719
PerkinElmer, Inc. 5,257 910,985
Thermo Fisher Scientific, Inc. 18,475 10,555,322
Waters Corp.* 2,868 1,024,736
23,804,095
Machinery 1.4%
Caterpillar, Inc. 25,718 4,937,084
Cummins, Inc. 6,782 1,522,966
Deere & Co. 13,557 4,542,544
Dover Corp. 6,771 1,052,891
Fortive Corp. 16,841 1,188,469
IDEX Corp. 3,561 736,949
Illinois Tool Works, Inc. 13,513 2,792,191
Ingersoll Rand, Inc.* 19,015 958,546
Otis Worldwide Corp. 20,041 1,648,973
PACCAR, Inc. 16,171 1,276,215
Parker-Hannifin Corp. 6,005 1,679,118
Pentair plc(a) 7,747 562,665
Snap-on, Inc. 2,523 527,181
Stanley Black & Decker, Inc. 7,731 1,355,322
Westinghouse Air Brake
Technologies Corp. 8,871 764,769
Xylem, Inc. 8,507 1,052,146
26,598,029
Media 1.1%
Charter Communications, Inc.,
Class A*(a) 6,046 4,398,828
Comcast Corp., Class A 215,583 12,057,557
Discovery, Inc., Class A*(a) 8,332 211,466
Discovery, Inc., Class C* 14,478 351,381
DISH Network Corp., Class A* 11,360 493,705
Fox Corp., Class A 15,340 615,287
Fox Corp., Class B 7,090 263,181
Interpublic Group of Cos., Inc.
(The) 18,676 684,849
News Corp., Class A 17,126 402,975
News Corp., Class B 6,704 155,734
Omnicom Group, Inc. 10,085 730,759
ViacomCBS, Inc. 28,164 1,112,760
21,478,482
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 68,604 2,231,688
Newmont Corp. 37,905 2,058,242
Common Stocks
Shares Value ($)
Metals & Mining
Nucor Corp. 13,901 1,369,109
5,659,039
Multiline Retail 0.5%
Dollar General Corp. 11,176 2,370,877
Dollar Tree, Inc.* 10,915 1,044,784
Target Corp. 23,234 5,315,242
8,730,903
Multi-Utilities 0.6%
Ameren Corp. 12,017 973,377
CenterPoint Energy, Inc. 27,004 664,298
CMS Energy Corp. 13,847 827,081
Consolidated Edison, Inc. 16,440 1,193,380
Dominion Energy, Inc. 38,184 2,788,196
DTE Energy Co. 9,114 1,018,125
NiSource, Inc. 18,687 452,786
Public Service Enterprise
Group, Inc. 23,553 1,434,378
Sempra Energy 14,892 1,883,838
WEC Energy Group, Inc. 14,700 1,296,540
12,531,999
Oil, Gas & Consumable Fuels 2.2%
APA Corp. 17,979 385,290
Cabot Oil & Gas Corp. 19,391 421,948
Chevron Corp. 90,842 9,215,921
ConocoPhillips 63,182 4,281,844
Devon Energy Corp. 28,356 1,006,922
Diamondback Energy, Inc. 8,133 769,951
EOG Resources, Inc. 27,605 2,215,853
Exxon Mobil Corp. 199,042 11,707,650
Hess Corp. 13,109 1,023,944
Kinder Morgan, Inc. 90,868 1,520,222
Marathon Oil Corp. 36,650 501,006
Marathon Petroleum Corp. 30,089 1,859,801
Occidental Petroleum Corp. 41,687 1,233,101
ONEOK, Inc. 21,354 1,238,318
Phillips 66 20,421 1,430,083
Pioneer Natural Resources
Co. 10,722 1,785,320
Valero Energy Corp. 19,030 1,342,947
Williams Cos., Inc. (The) 56,621 1,468,749
43,408,870
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 10,928 3,277,635
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co. 104,951 6,209,951
Catalent, Inc.* 8,155 1,085,186
Eli Lilly & Co. 37,413 8,644,274
Johnson & Johnson 123,881 20,006,781
Merck & Co., Inc. 119,007 8,938,616
Organon & Co. 12,189 399,677
Pfizer, Inc. 263,181 11,319,415
Viatris, Inc. 57,866 784,084
Zoetis, Inc. 22,280 4,325,439
61,713,423
Professional Services 0.4%
Equifax, Inc. 5,675 1,438,159

34 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon
Dynamic U.S. Core Fund)
Common Stocks
Shares Value ($)
Professional Services
IHS Markit Ltd. 18,705 2,181,377
Jacobs Engineering Group,
Inc. 6,109 809,626
Leidos Holdings, Inc. 6,380 613,309
Nielsen Holdings plc 17,871 342,944
Robert Half International, Inc. 5,238 525,529
Verisk Analytics, Inc. 7,504 1,502,826
7,413,770
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 15,654 1,524,073
Road & Rail 0.8%
CSX Corp. 106,371 3,163,474
JB Hunt Transport Services,
Inc. 3,904 652,827
Kansas City Southern 4,295 1,162,399
Norfolk Southern Corp. 11,661 2,789,894
Old Dominion Freight Line, Inc. 4,478 1,280,618
Union Pacific Corp. 30,779 6,032,992
15,082,204
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices, Inc.* 57,065 5,871,988
Analog Devices, Inc. 25,361 4,247,460
Applied Materials, Inc. 43,098 5,548,005
Broadcom, Inc. 19,310 9,363,998
Enphase Energy, Inc.* 6,312 946,611
Intel Corp. 190,954 10,174,029
KLA Corp. 7,200 2,408,472
Lam Research Corp. 6,691 3,808,183
Microchip Technology, Inc. 12,925 1,983,858
Micron Technology, Inc. 52,608 3,734,116
Monolithic Power Systems,
Inc. 2,017 977,600
NVIDIA Corp. 117,235 24,286,403
NXP Semiconductors NV 12,568 2,461,694
Qorvo, Inc.* 5,262 879,754
QUALCOMM, Inc. 53,004 6,836,456
Skyworks Solutions, Inc. 7,696 1,268,147
Teradyne, Inc. 7,801 851,635
Texas Instruments, Inc. 43,400 8,341,914
Xilinx, Inc. 11,478 1,733,063
95,723,386
Software 8.3%
Adobe, Inc.* 22,437 12,917,430
ANSYS, Inc.* 4,165 1,417,974
Autodesk, Inc.* 10,419 2,971,186
Cadence Design Systems,
Inc.* 13,147 1,990,982
Ceridian HCM Holding, Inc.* 6,033 679,436
Citrix Systems, Inc. 5,883 631,658
Fortinet, Inc.* 6,332 1,849,197
Intuit, Inc. 12,836 6,925,150
Microsoft Corp. 353,920 99,777,126
NortonLifeLock, Inc. 27,857 704,782
Oracle Corp. 78,727 6,859,484
Paycom Software, Inc.* 2,306 1,143,200
PTC, Inc.* 5,080 608,533
salesforce.com, Inc.* 45,727 12,402,077
ServiceNow, Inc.* 9,270 5,768,443
Common Stocks
Shares Value ($)
Software
Synopsys, Inc.* 7,132 2,135,392
Tyler Technologies, Inc.* 1,914 877,856
159,659,906
Specialty Retail 2.0%
Advance Auto Parts, Inc. 3,133 654,453
AutoZone, Inc.* 1,020 1,731,950
Bath & Body Works, Inc. 12,405 781,887
Best Buy Co., Inc. 10,497 1,109,638
CarMax, Inc.* 7,792 997,064
Gap, Inc. (The) 10,287 233,515
Home Depot, Inc. (The) 50,008 16,415,626
Lowe's Cos., Inc. 33,202 6,735,358
O'Reilly Automotive, Inc.* 3,254 1,988,389
Ross Stores, Inc. 16,971 1,847,293
TJX Cos., Inc. (The) 56,564 3,732,093
Tractor Supply Co. 5,348 1,083,558
Ulta Beauty, Inc.* 2,571 927,925
38,238,749
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc. 739,315 104,613,073
Hewlett Packard Enterprise
Co. 62,407 889,300
HP, Inc. 56,709 1,551,558
NetApp, Inc. 10,664 957,201
Seagate Technology Holdings
plc 9,827 810,924
Western Digital Corp.* 14,685 828,821
109,650,877
Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc. 17,166 294,569
NIKE, Inc., Class B 60,164 8,737,618
PVH Corp.* 3,450 354,625
Ralph Lauren Corp. 2,288 254,059
Tapestry, Inc. 12,797 473,745
Under Armour, Inc., Class A* 9,583 193,385
Under Armour, Inc., Class C* 10,369 181,665
VF Corp. 15,424 1,033,254
11,522,920
Tobacco 0.6%
Altria Group, Inc. 86,822 3,952,137
Philip Morris International, Inc. 73,225 6,940,998
10,893,135
Trading Companies & Distributors 0.2%
Fastenal Co. 26,780 1,382,116
United Rentals, Inc.* 3,465 1,215,972
WW Grainger, Inc. 2,110 829,357
3,427,445
Water Utilities 0.1%
American Water Works Co.,
Inc. 8,461 1,430,247
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 27,489 3,511,995
Total Common Stocks
(cost $1,081,880,127) 1,719,900,300

NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon Dynamic U.S. Core Fund) - September 30, 2021 (Unaudited) -
Statement of Investments - 35
Purchased Options 1.5%
Number of
Contracts Value ($)
Call Options 1.5%
Index Funds: 1.5%
S&P 500 E-Mini Index
11/19/2021 at USD
3,950.00, European Style
Notional Amount: USD
148,610,130
Exchange Traded
*
690 13,575,750
S&P 500 E-Mini Index
12/17/2021 at USD
3,900.00, American Style
Notional Amount: USD
148,610,130
Exchange Traded
*
690 15,861,375
S&P 500 E-Mini Index
12/17/2021 at USD
4,680.00, American Style
Notional Amount: USD
193,408,546
Exchange Traded
*
898 392,875
Total Purchased Options
(cost $43,035,350) 29,830,000
Short-Term Investments 3.0%
Shares
U.S. Treasury Obligation 3.0%
U.S. Treasury Bills
0.04% 5/19/2022(b) 6,198,000 6,195,921
0.03% 12/16/2021 52,000,000 51,996,048
Total U.S. Treasury
Obligation
(cost $58,192,765) 58,191,969
Total Short-Term Investment
(cost $58,192,765) 58,191,969
Repurchase Agreement 0.1%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$1,583,153, collateralized
by U.S. Government
Agency Securities,
ranging from 0.44% -
6.00%, maturing 5/1/2024
- 7/20/2071; total market
value $1,614,813.(c) 1,583,150 1,583,150
Total Repurchase Agreement
(cost $1,583,150) 1,583,150
Total Investments
(cost $1,184,691,392) — 93.7% 1,809,505,419
Other assets in excess of liabilities — 6.3% 121,640,064
NET ASSETS — 100.0%
$ 1,931,145,483
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $32,519,006, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,583,150 and by
$32,252,001 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.25%, and maturity dates ranging from 10/7/2021 –
2/15/2051, a total value of $33,835,151.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$1,583,150.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

36 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon
Dynamic U.S. Core Fund)
Futures contracts outstanding as of September 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 1,550 12/2021 USD 333,075,625 (11,705,126)
U.S. Treasury Long Bond 737 12/2021 USD 117,344,219 (2,470,871)
(14,175,997)
Currency:
USD United States Dollar

NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon Dynamic U.S. Core Fund) - September 30, 2021 (Unaudited) -
Statement of Investments - 37
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

38 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon
Dynamic U.S. Core Fund)
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge
against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,719,900,300 $ – $ – $ 1,719,900,300
Purchased Option 29,830,000 – – 29,830,000
Repurchase Agreement – 1,583,150 – 1,583,150
Short-Term Investments – 58,191,969 – 58,191,969
Total Assets $ 1,749,730,300 $ 59,775,119 $ – $ 1,809,505,419
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (14,175,997) $ – $ – $ (14,175,997)
Total Liabilities $ (14,175,997) $ – $ – $ (14,175,997)
Total $ 1,735,554,303 $ 59,775,119 $ – $ 1,795,329,422
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon Dynamic U.S. Core Fund) - September 30, 2021 (Unaudited) -
Statement of Investments - 39
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.

40 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon
Dynamic U.S. Core Fund)
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 29,830,000
Total $ 29,830,000
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts (11,705,126)
Interest rate risk Unrealized depreciation from futures contracts (2,470,871)
Total $ (14,175,997)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income Fund) - September 30, 2021
(Unaudited) - Statement of Investments - 41
Common Stocks 88.1%
Shares Value ($)
Aerospace & Defense 4.7%
Howmet Aerospace, Inc. 197,675 6,167,460
L3Harris Technologies, Inc. 54,835 12,076,860
Northrop Grumman Corp. 15,640 5,632,746
23,877,066
Automobiles 0.7%
General Motors Co.* 63,670 3,356,046
Banks 7.0%
Bank of America Corp. 175,608 7,454,560
JPMorgan Chase & Co. 92,577 15,153,929
US Bancorp 139,799 8,309,653
Wells Fargo & Co. 99,611 4,622,946
35,541,088
Beverages 0.7%
PepsiCo, Inc. 23,081 3,471,613
Biotechnology 2.3%
AbbVie, Inc. 110,234 11,890,942
Building Products 1.2%
Armstrong World Industries,
Inc. 43,776 4,179,294
Carrier Global Corp. 41,797 2,163,413
6,342,707
Capital Markets 6.9%
Ameriprise Financial, Inc. 35,349 9,336,378
Charles Schwab Corp. (The) 152,471 11,105,988
LPL Financial Holdings, Inc. 25,344 3,972,925
Morgan Stanley 89,251 8,685,015
State Street Corp. 27,277 2,310,907
35,411,213
Chemicals 1.5%
CF Industries Holdings, Inc. 141,189 7,881,170
Communications Equipment 2.4%
Cisco Systems, Inc. 223,009 12,138,380
Construction & Engineering 1.0%
Quanta Services, Inc. 44,469 5,061,462
Construction Materials 0.4%
Vulcan Materials Co. 12,877 2,178,273
Consumer Finance 2.1%
Ally Financial, Inc. 46,654 2,381,687
Capital One Financial Corp. 51,804 8,390,694
10,772,381
Diversified Financial Services 4.3%
Berkshire Hathaway, Inc.,
Class B* 46,007 12,557,151
Equitable Holdings, Inc. 75,884 2,249,202
Voya Financial, Inc.(a) 114,562 7,032,961
21,839,314
Electric Utilities 3.0%
Exelon Corp. 267,115 12,912,339
PPL Corp. 81,653 2,276,486
15,188,825
Electrical Equipment 2.1%
Eaton Corp. plc 45,411 6,780,316
Common Stocks
Shares Value ($)
Electrical Equipment
Hubbell, Inc. 21,364 3,859,834
10,640,150
Electronic Equipment, Instruments & Components 1.0%
Corning, Inc. 144,139 5,259,632
Equity Real Estate Investment Trusts (REITs) 0.4%
Medical Properties Trust, Inc. 111,832 2,244,468
Health Care Equipment & Supplies 6.6%
Becton Dickinson and Co. 27,382 6,731,043
Danaher Corp. 21,472 6,536,936
Medtronic plc 117,610 14,742,413
Zimmer Biomet Holdings, Inc. 37,625 5,506,795
33,517,187
Health Care Providers & Services 5.0%
CVS Health Corp.(a) 105,546 8,956,634
HCA Healthcare, Inc. 8,929 2,167,247
McKesson Corp. 24,454 4,875,638
UnitedHealth Group, Inc. 24,572 9,601,263
25,600,782
Hotels, Restaurants & Leisure 1.0%
Aramark 106,537 3,500,806
Las Vegas Sands Corp.* 44,069 1,612,925
5,113,731
Household Durables 0.4%
Newell Brands, Inc. 103,996 2,302,471
Independent Power and Renewable Electricity Producers
3.8%
AES Corp. (The) 209,441 4,781,538
Clearway Energy, Inc., Class C 213,813 6,472,120
NextEra Energy Partners
LP(a) 72,028 5,428,030
Vistra Corp. 158,733 2,714,334
19,396,022
Insurance 6.3%
Aon plc, Class A 25,647 7,329,143
Assurant, Inc. 73,253 11,555,661
Hartford Financial Services
Group, Inc. (The) 33,419 2,347,685
Principal Financial Group, Inc. 38,310 2,467,164
Willis Towers Watson plc 36,925 8,583,585
32,283,238
Interactive Media & Services 2.6%
Alphabet, Inc., Class A* 4,914 13,137,677
Machinery 1.0%
Ingersoll Rand, Inc.* 101,671 5,125,235
Media 1.4%
Comcast Corp., Class A(a) 132,707 7,422,303
Metals & Mining 1.7%
Freeport-McMoRan, Inc. 129,775 4,221,581
Newmont Corp. 79,171 4,298,985
8,520,566
Oil, Gas & Consumable Fuels 7.8%
ConocoPhillips 35,507 2,406,309
Devon Energy Corp. 340,590 12,094,351
Exxon Mobil Corp. 215,076 12,650,770

42 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund (formerly,
NVIT Mellon Dynamic U.S. Equity Income Fund)
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Hess Corp. 72,013 5,624,936
Marathon Petroleum Corp. 112,634 6,961,908
39,738,274
Pharmaceuticals 2.5%
Eli Lilly & Co. 20,229 4,673,910
Organon & Co. 144,509 4,738,450
Viatris , Inc. 252,636 3,423,218
12,835,578
Road & Rail 0.7%
Norfolk Southern Corp. 14,556 3,482,523
Semiconductors & Semiconductor Equipment 2.3%
Applied Materials, Inc. 40,996 5,277,415
QUALCOMM, Inc. 49,055 6,327,114
11,604,529
Software 0.9%
Dolby Laboratories, Inc., Class
A 49,625 4,367,000
Tobacco 1.3%
Philip Morris International, Inc. 68,901 6,531,126
Wireless Telecommunication Services 1.1%
Vodafone Group plc,
ADR-UK(a) 381,630 5,896,184
Total Common Stocks
(cost $336,769,562) 449,969,156
Purchased Options 1.5%
Number of
Contracts
Call Options 1.5%
Index Funds: 1.5%
S&P 500 E-Mini Index
11/19/2021 at USD
3,950.00, European Style
Notional Amount: USD
38,552,483
Exchange Traded
*
179 3,521,825
S&P 500 E-Mini Index
12/17/2021 at USD
3,900.00, American Style
Notional Amount: USD
38,552,483
Exchange Traded
*
179 4,114,762
S&P 500 E-Mini Index
12/17/2021 at USD
4,680.00, American Style
Notional Amount: USD
50,182,841
Exchange Traded
*
233 101,938
Total Purchased Options
(cost $11,160,017) 7,738,525
Short-Term Investments 4.2%
Shares Value ($)
U.S. Treasury Obligation 4.2%
U.S. Treasury Bills
0.04% 5/19/2022(b) 1,032,000 1,031,654
0.03% 12/16/2021 20,000,000 19,998,480
Total U.S. Treasury
Obligation
(cost $21,030,266) 21,030,134
Total Short-Term Investment
(cost $21,030,266) 21,030,134
Repurchase Agreements 1.0%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$4,309,117, collateralized
by U.S. Government
Agency Securities,
ranging from 0.44% -
6.00%, maturing 5/1/2024
- 7/20/2071; total market
value $4,395,293.(c) 4,309,110 4,309,110
MetLife, Inc.,
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$1,000,002, collateralized
by U.S. Government
Treasury Securities,
0.00%, maturing
8/15/2027 - 11/15/2050;
total market value
$1,020,410.(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $5,309,110) 5,309,110
Total Investments
(cost $374,268,955) — 94.8% 484,046,925
Other assets in excess of liabilities — 5.2% 26,597,599
NET ASSETS — 100.0%
$ 510,644,524
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $14,209,631, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $5,309,110 and by
$9,363,931 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.25%, and maturity dates ranging from 10/7/2021 –
2/15/2051, a total value of $14,673,041.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$5,309,110.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income Fund) - September 30, 2021
(Unaudited) - Statement of Investments - 43
ADR American Depositary Receipt
REIT Real Estate Investment Trust
UK United Kingdom
Currency:
USD United States Dollar
Futures contracts outstanding as of September 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 669 12/2021 USD 51,509,655 (1,207,124)
S&P 500 E-Mini Index 116 12/2021 USD 24,926,950 (875,996)
U.S. Treasury Long Bond 197 12/2021 USD 31,366,094 (660,464)
(2,743,584)
Currency:
USD United States Dollar

44 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund (formerly,
NVIT Mellon Dynamic U.S. Equity Income Fund)
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income Fund) - September 30, 2021
(Unaudited) - Statement of Investments - 45
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge
against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 449,969,156 $ – $ – $ 449,969,156
Purchased Option 7,738,525 – – 7,738,525
Repurchase Agreements – 5,309,110 – 5,309,110
Short-Term Investments – 21,030,134 – 21,030,134
Total Assets $ 457,707,681 $ 26,339,244 $ – $ 484,046,925
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (2,743,584) $ – $ – $ (2,743,584)
Total Liabilities $ (2,743,584) $ – $ – $ (2,743,584)
Total $ 454,964,097 $ 26,339,244 $ – $ 481,303,341
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

46 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund (formerly,
NVIT Mellon Dynamic U.S. Equity Income Fund)
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 7,738,525
Total $ 7,738,525
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts (2,083,120)
Interest rate risk Unrealized depreciation from futures contracts (660,464)
Total $ (2,743,584)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P. Morgan U.S. Equity Fund (formerly, NVIT J.P. Morgan Disciplined Equity Fund) - September 30, 2021 (Unaudited) - State-
ment of Investments - 47
Common Stocks 98.2%
Shares Value ($)
Aerospace & Defense 1.1%
Northrop Grumman Corp. 1,056 380,318
Automobiles 2.3%
Tesla, Inc.* 1,060 822,009
Banks 6.9%
Truist Financial Corp. 14,533 852,360
US Bancorp 11,987 712,507
Wells Fargo & Co. 18,687 867,264
2,432,131
Beverages 1.5%
Coca-Cola Co. (The) 10,316 541,280
Biotechnology 5.1%
AbbVie, Inc. 8,576 925,093
Biogen, Inc.* 1,125 318,364
Regeneron Pharmaceuticals,
Inc.* 903 546,477
1,789,934
Capital Markets 4.4%
Ameriprise Financial, Inc. 1,765 466,172
Morgan Stanley 4,136 402,474
S&P Global, Inc. 1,548 657,730
1,526,376
Chemicals 2.5%
Eastman Chemical Co. 2,393 241,071
PPG Industries, Inc. 4,326 618,661
859,732
Electric Utilities 3.9%
NextEra Energy, Inc. 10,710 840,949
Xcel Energy, Inc. 8,583 536,438
1,377,387
Electrical Equipment 2.8%
Eaton Corp. plc 6,496 969,918
Equity Real Estate Investment Trusts (REITs) 3.2%
Prologis, Inc. 9,045 1,134,514
Health Care Equipment & Supplies 2.5%
Boston Scientific Corp.* 12,117 525,756
Intuitive Surgical, Inc.* 358 355,906
881,662
Health Care Providers & Services 1.8%
Centene Corp.* 5,117 318,840
Cigna Corp. 1,548 309,848
628,688
Hotels, Restaurants & Leisure 4.8%
Marriott International, Inc.,
Class A* 4,814 712,905
McDonald's Corp. 2,776 669,321
Yum! Brands, Inc. 2,557 312,747
1,694,973
Insurance 0.7%
Progressive Corp. (The) 2,779 251,194
Interactive Media & Services 8.0%
Alphabet, Inc., Class A* 931 2,489,047
Common Stocks
Shares Value ($)
Interactive Media & Services
Facebook, Inc., Class A* 946 321,063
2,810,110
Internet & Direct Marketing Retail 4.8%
Amazon.com, Inc.* 514 1,688,511
IT Services 6.2%
Affirm Holdings, Inc.* 956 113,888
FleetCor Technologies, Inc.* 1,313 343,048
Mastercard , Inc., Class A 3,400 1,182,112
Shopify, Inc., Class A* 216 292,848
Visa, Inc., Class A 1,018 226,760
2,158,656
Machinery 2.2%
Deere & Co. 1,643 550,520
Stanley Black & Decker, Inc. 1,241 217,560
768,080
Media 0.5%
Charter Communications, Inc.,
Class A* 237 172,432
Oil, Gas & Consumable Fuels 0.3%
Pioneer Natural Resources
Co. 613 102,071
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co. 10,995 650,574
Eli Lilly & Co. 2,278 526,332
1,176,906
Professional Services 1.5%
Leidos Holdings, Inc. 5,454 524,293
Road & Rail 3.1%
Norfolk Southern Corp. 4,532 1,084,281
Semiconductors & Semiconductor Equipment 6.9%
Advanced Micro Devices, Inc.* 3,542 364,472
Analog Devices, Inc. 6,520 1,091,969
ASML Holding NV
(Registered), NYRS-NL 516 384,477
NXP Semiconductors NV 2,970 581,734
2,422,652
Software 8.6%
Ceridian HCM Holding, Inc.* 2,126 239,430
Microsoft Corp. 9,853 2,777,758
3,017,188
Specialty Retail 3.5%
Lowe's Cos., Inc. 3,037 616,086
O'Reilly Automotive, Inc.* 691 422,242
Ross Stores, Inc. 1,879 204,529
1,242,857
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc. 14,222 2,012,413
Total Investments
(cost $30,094,513) — 98.2% 34,470,566
Other assets in excess of liabilities — 1.8% 631,204
NET ASSETS — 100.0%
$ 35,101,770

48 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund (formerly, NVIT J.P. Morgan
Disciplined Equity Fund)
* Denotes a non-income producing security. NL Netherlands
NYRS New York Registry Shares
REIT Real Estate Investment Trust
Futures contracts outstanding as of September 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 2 12/2021 USD 429,775 (5,954)
(5,954)
As of September 30, 2021, the Fund had $33,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT J.P. Morgan U.S. Equity Fund (formerly, NVIT J.P. Morgan Disciplined Equity Fund) - September 30, 2021 (Unaudited) - State-
ment of Investments - 49
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

50 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund (formerly, NVIT J.P. Morgan
Disciplined Equity Fund)
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 34,470,566 $ – $ – $ 34,470,566
Total Assets $ 34,470,566 $ – $ – $ 34,470,566
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (5,954) $ – $ – $ (5,954)
Total Liabilities $ (5,954) $ – $ – $ (5,954)
Total $ 34,464,612 $ – $ – $ 34,464,612
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (5,954)
Total $ (5,954)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Multi-Manager Mid Cap Value Fund - September 30, 2021 (Unaudited) - Statement of Investments - 51
Common Stocks 95.6%
Shares Value ($)
Aerospace & Defense 1.9%
BAE Systems plc 251,519 1,901,092
General Dynamics Corp. 13,313 2,609,747
Huntington Ingalls Industries,
Inc. 12,900 2,490,474
7,001,313
Airlines 0.9%
Southwest Airlines Co.* 61,554 3,165,722
Auto Components 0.9%
BorgWarner, Inc. 54,744 2,365,488
Bridgestone Corp. 18,200 863,159
3,228,647
Automobiles 0.4%
Honda Motor Co. Ltd.,
ADR-JP(a) 53,472 1,639,986
Banks 3.3%
CIT Group, Inc. 52,589 2,731,999
Commerce Bancshares, Inc.
(a) 4,645 323,664
Eastern Bankshares , Inc. 10,400 211,120
First Hawaiian, Inc. 48,595 1,426,263
M&T Bank Corp. 13,302 1,986,521
Prosperity Bancshares, Inc. 18,310 1,302,390
Truist Financial Corp. 52,082 3,054,609
Westamerica Bancorp 18,569 1,044,692
12,081,258
Beverages 0.7%
Molson Coors Beverage Co.,
Class B 52,500 2,434,950
Biotechnology 0.3%
United Therapeutics Corp.* 5,525 1,019,805
Building Products 0.0%
†
Johnson Controls International
plc 1,134 77,203
Capital Markets 4.0%
Ameriprise Financial, Inc. 6,849 1,808,958
Bank of New York Mellon
Corp. (The) 85,467 4,430,609
Cboe Global Markets, Inc. 15,900 1,969,374
Northern Trust Corp. 35,743 3,853,453
State Street Corp. 11,324 959,369
T. Rowe Price Group, Inc. 8,160 1,605,072
14,626,835
Chemicals 1.3%
Axalta Coating Systems Ltd.* 164,064 4,789,028
Commercial Services & Supplies 0.4%
Republic Services, Inc. 11,347 1,362,321
Communications Equipment 0.9%
F5 Networks, Inc.* 10,816 2,150,005
Juniper Networks, Inc. 42,922 1,181,213
3,331,218
Consumer Finance 0.7%
Ally Financial, Inc. 53,500 2,731,175
Containers & Packaging 3.5%
Amcor plc 61,366 711,232
Common Stocks
Shares Value ($)
Containers & Packaging
Berry Global Group, Inc.* 31,300 1,905,544
Graphic Packaging Holding
Co. 126,000 2,399,040
Packaging Corp. of America 10,365 1,424,565
Sealed Air Corp. 61,300 3,358,627
Sonoco Products Co. 53,727 3,201,055
13,000,063
Distributors 0.9%
LKQ Corp.* 66,493 3,345,928
Diversified Financial Services 0.4%
Equitable Holdings, Inc. 48,000 1,422,720
Electric Utilities 4.4%
Edison International 54,512 3,023,781
Evergy , Inc. 77,286 4,807,189
Eversource Energy 13,222 1,081,031
OGE Energy Corp. 132,400 4,363,904
Pinnacle West Capital Corp. 35,896 2,597,435
Xcel Energy, Inc. 6,999 437,437
16,310,777
Electrical Equipment 1.9%
Emerson Electric Co. 31,530 2,970,126
Hubbell, Inc. 7,361 1,329,912
nVent Electric plc 82,735 2,674,822
6,974,860
Electronic Equipment, Instruments & Components 1.7%
Flex Ltd.* 121,200 2,142,816
TE Connectivity Ltd. 3,073 421,677
Vontier Corp. 113,900 3,827,040
6,391,533
Energy Equipment & Services 0.8%
Baker Hughes Co. 124,941 3,089,791
Equity Real Estate Investment Trusts (REITs) 4.1%
Equinix , Inc. 1,715 1,355,073
Essex Property Trust, Inc. 5,007 1,600,938
Gaming and Leisure
Properties, Inc. 38,701 1,792,630
Healthcare Trust of America,
Inc., Class A 68,050 2,018,363
Healthpeak Properties, Inc. 69,820 2,337,574
JBG SMITH Properties 116,481 3,449,002
MGM Growth Properties LLC,
Class A 42,996 1,646,747
Regency Centers Corp. 3,905 262,924
Weyerhaeuser Co. 15,523 552,153
15,015,404
Food & Staples Retailing 1.1%
Koninklijke Ahold Delhaize NV 86,577 2,870,314
Sysco Corp. 14,160 1,111,560
3,981,874
Food Products 4.4%
Conagra Brands, Inc. 96,708 3,275,500
General Mills, Inc. 20,112 1,203,100
J M Smucker Co. (The)(a) 11,065 1,328,132
Kellogg Co. 18,535 1,184,757
Kraft Heinz Co. (The) 79,100 2,912,462
Orkla ASA 142,027 1,301,581

52 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks
Shares Value ($)
Food Products
Post Holdings, Inc.* 44,890 4,945,082
16,150,614
Gas Utilities 1.6%
Atmos Energy Corp. 14,639 1,291,160
Spire, Inc. 19,249 1,177,654
UGI Corp. 80,759 3,441,948
5,910,762
Health Care Equipment & Supplies 2.7%
Baxter International, Inc. 1,096 88,151
Becton Dickinson and Co. 7,249 1,781,949
Envista Holdings Corp.* 27,154 1,135,309
Koninklijke Philips NV, NYRS-
NL REG 30,427 1,352,176
Zimmer Biomet Holdings, Inc. 37,454 5,481,768
9,839,353
Health Care Providers & Services 7.0%
AmerisourceBergen Corp. 32,382 3,868,030
Cardinal Health, Inc. 52,676 2,605,355
Centene Corp.* 81,535 5,080,446
Henry Schein, Inc.* 37,009 2,818,605
Laboratory Corp. of America
Holdings* 10,699 3,011,126
McKesson Corp. 12,116 2,415,688
Quest Diagnostics, Inc. 19,822 2,880,335
Universal Health Services,
Inc., Class B 21,886 3,028,366
25,707,951
Health Care Technology 0.9%
Cerner Corp. 45,128 3,182,427
Hotels, Restaurants & Leisure 0.7%
Cracker Barrel Old Country
Store, Inc.(a) 6,391 893,717
Sodexo SA* 20,019 1,752,946
2,646,663
Household Durables 0.6%
NVR, Inc.* 500 2,397,040
Household Products 0.8%
Kimberly-Clark Corp. 13,058 1,729,402
Reynolds Consumer Products,
Inc.(a) 38,063 1,040,642
2,770,044
Independent Power and Renewable Electricity Producers
1.2%
Vistra Corp. 260,300 4,451,130
Insurance 10.7%
Aflac, Inc. 53,825 2,805,897
Alleghany Corp.* 7,004 4,373,368
Allstate Corp. (The) 35,616 4,534,273
American International Group,
Inc. 34,600 1,899,194
Arch Capital Group Ltd.* 115,400 4,405,972
Arthur J Gallagher & Co. 4,600 683,790
Chubb Ltd. 23,792 4,127,436
Fidelity National Financial, Inc. 94,897 4,302,630
Loews Corp. 72,800 3,926,104
Markel Corp.* 2,800 3,346,364
Common Stocks
Shares Value ($)
Insurance
Old Republic International
Corp. 84,100 1,945,233
Reinsurance Group of
America, Inc. 25,239 2,808,091
39,158,352
Interactive Media & Services 0.5%
IAC/InterActiveCorp* 14,700 1,915,263
Internet & Direct Marketing Retail 0.6%
eBay, Inc. 34,400 2,396,648
IT Services 1.9%
Amdocs Ltd. 14,286 1,081,593
Euronet Worldwide, Inc.* 21,786 2,772,922
FleetCor Technologies, Inc.* 11,300 2,952,351
6,806,866
Leisure Products 0.3%
Polaris, Inc.(a) 10,679 1,277,849
Machinery 1.2%
Crane Co. 3,308 313,632
Cummins, Inc. 3,834 860,963
IMI plc 15,583 347,226
Oshkosh Corp. 14,312 1,465,119
PACCAR, Inc. 18,940 1,494,745
4,481,685
Media 4.4%
DISH Network Corp., Class A* 58,400 2,538,064
Fox Corp., Class A 56,300 2,258,193
Fox Corp., Class B 73,588 2,731,587
Liberty Broadband Corp.,
Class C* 25,605 4,421,983
Liberty Media Corp-Liberty
SiriusXM , Class C* 85,700 4,068,179
16,018,006
Metals & Mining 0.4%
Kinross Gold Corp. 280,400 1,502,944
Mortgage Real Estate Investment Trusts (REITs) 0.7%
Annaly Capital Management,
Inc.(a) 324,500 2,732,290
Multiline Retail 1.9%
Dollar Tree, Inc.* 71,618 6,855,275
Multi-Utilities 2.9%
CenterPoint Energy, Inc. 136,200 3,350,520
NiSource, Inc.(a) 204,500 4,955,035
NorthWestern Corp. 43,468 2,490,716
10,796,271
Oil, Gas & Consumable Fuels 4.2%
ConocoPhillips 49,382 3,346,618
Devon Energy Corp.(a) 101,397 3,600,608
EQT Corp.* 64,900 1,327,854
HollyFrontier Corp. 69,800 2,312,474
Pioneer Natural Resources
Co. 6,845 1,139,761
Williams Cos., Inc. (The) 144,200 3,740,548
15,467,863
Paper & Forest Products 1.0%
Mondi plc 94,789 2,316,876

NVIT Multi-Manager Mid Cap Value Fund - September 30, 2021 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
Paper & Forest Products
West Fraser Timber Co. Ltd. 14,700 1,238,181
3,555,057
Pharmaceuticals 2.3%
Bausch Health Cos., Inc.* 50,000 1,392,500
Organon & Co. 84,300 2,764,197
Perrigo Co. plc(a) 31,300 1,481,429
Viatris , Inc. 213,000 2,886,150
8,524,276
Professional Services 0.3%
KBR, Inc.(a) 24,700 973,180
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.* 5,900 1,463,731
Road & Rail 0.3%
Heartland Express, Inc. 72,221 1,156,980
Software 2.7%
CDK Global, Inc. 100,085 4,258,617
NCR Corp.*(a) 34,939 1,354,235
Open Text Corp. 35,101 1,710,823
SS&C Technologies Holdings,
Inc. 35,328 2,451,763
9,775,438
Specialty Retail 2.2%
Advance Auto Parts, Inc. 16,210 3,386,107
O'Reilly Automotive, Inc.* 5,100 3,116,406
Ross Stores, Inc. 13,400 1,458,590
7,961,103
Technology Hardware, Storage & Peripherals 0.6%
HP, Inc. 80,896 2,213,315
Thrifts & Mortgage Finance 0.2%
Capitol Federal Financial, Inc. 65,156 748,642
Trading Companies & Distributors 1.5%
AerCap Holdings NV* 40,300 2,329,743
Beacon Roofing Supply, Inc.* 13,789 658,563
MSC Industrial Direct Co., Inc.,
Class A 31,602 2,534,164
5,522,470
Total Common Stocks
(cost $283,660,797) 351,381,899
Exchange Traded Fund 0.2%
Equity Fund 0.2%
iShares Russell Mid-Cap Value
ETF 5,216 590,712
Total Exchange Traded Fund
(cost $610,366) 590,712
Repurchase Agreement 0.5%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$1,921,668, collateralized
by U.S. Government
Agency Securities,
ranging from 0.44% -
6.00%, maturing 5/1/2024
- 7/20/2071; total market
value $1,960,098.(b) 1,921,665 1,921,665
Total Repurchase Agreement
(cost $1,921,665) 1,921,665
Total Investments
(cost $286,192,828) — 96.3% 353,894,276
Other assets in excess of liabilities — 3.7% 13,469,520
NET ASSETS — 100.0%
$ 367,363,796
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $6,908,301, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,921,665 and by
$5,147,684 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.88%, and maturity dates ranging from 10/7/2021 –
11/15/2050, a total value of $7,069,349.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$1,921,665.
ADR American Depositary Receipt
ETF Exchange Traded Fund
JP Japan
NL Netherlands
NYRS New York Registry Shares
REIT Real Estate Investment Trust

54 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Forward Foreign Currency Contracts outstanding as of September 30, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 2,260,879 JPY 247,631,803 Bank of America NA 12/30/2021 33,705
USD 1,086,525 NOK 9,385,002 UBS AG 12/30/2021 13,754
USD 5,288,935 EUR 4,498,962 Credit Suisse International 12/31/2021 66,835
USD 4,072,469 GBP 2,982,830 JPMorgan Chase Bank 12/31/2021 52,376
Total unrealized appreciation 166,670
JPY 9,059,590 USD 81,735 Bank of America NA 12/30/2021 (254)
USD 53,681 JPY 6,007,348 Bank of America NA 12/30/2021 (349)
GBP 95,955 USD 131,521 JPMorgan Chase Bank 12/31/2021 (2,198)
Total unrealized depreciation (2,801)
Net unrealized appreciation 163,869
Currency:
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
USD United States dollar

NVIT Multi-Manager Mid Cap Value Fund - September 30, 2021 (Unaudited) - Statement of Investments - 55
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

56 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 5,100,221 $ 1,901,092 $ – $ 7,001,313
Airlines 3,165,722 – – 3,165,722
Auto Components 2,365,488 863,159 – 3,228,647
Automobiles 1,639,986 – – 1,639,986
Banks 12,081,258 – – 12,081,258
Beverages 2,434,950 – – 2,434,950
Biotechnology 1,019,805 – – 1,019,805
Building Products 77,203 – – 77,203
Capital Markets 14,626,835 – – 14,626,835
Chemicals 4,789,028 – – 4,789,028
Commercial Services & Supplies 1,362,321 – – 1,362,321
Communications Equipment 3,331,218 – – 3,331,218
Consumer Finance 2,731,175 – – 2,731,175
Containers & Packaging 13,000,063 – – 13,000,063
Distributors 3,345,928 – – 3,345,928
Diversified Financial Services 1,422,720 – – 1,422,720
Electric Utilities 16,310,777 – – 16,310,777
Electrical Equipment 6,974,860 – – 6,974,860
Electronic Equipment, Instruments &
Components 6,391,533 – – 6,391,533
Energy Equipment & Services 3,089,791 – – 3,089,791
Equity Real Estate Investment Trusts
(REITs) 15,015,404 – – 15,015,404
Food & Staples Retailing 1,111,560 2,870,314 – 3,981,874
Food Products 14,849,033 1,301,581 – 16,150,614
Gas Utilities 5,910,762 – – 5,910,762
Health Care Equipment & Supplies 9,839,353 – – 9,839,353
Health Care Providers & Services 25,707,951 – – 25,707,951
Health Care Technology 3,182,427 – – 3,182,427
Hotels, Restaurants & Leisure 893,717 1,752,946 – 2,646,663
Household Durables 2,397,040 – – 2,397,040
Household Products 2,770,044 – – 2,770,044
Independent Power and Renewable
Electricity Producers 4,451,130 – – 4,451,130
Insurance 39,158,352 – – 39,158,352
Interactive Media & Services 1,915,263 – – 1,915,263
Internet & Direct Marketing Retail 2,396,648 – – 2,396,648
IT Services 6,806,866 – – 6,806,866
Leisure Products 1,277,849 – – 1,277,849
Machinery 4,134,459 347,226 – 4,481,685
Media 16,018,006 – – 16,018,006
Metals & Mining 1,502,944 – – 1,502,944
Mortgage Real Estate Investment Trusts
(REITs) 2,732,290 – – 2,732,290
Multiline Retail 6,855,275 – – 6,855,275
Multi-Utilities 10,796,271 – – 10,796,271
Oil, Gas & Consumable Fuels 15,467,863 – – 15,467,863
Paper & Forest Products 1,238,181 2,316,876 – 3,555,057
Pharmaceuticals 8,524,276 – – 8,524,276
Professional Services 973,180 – – 973,180
Real Estate Management & Development 1,463,731 – – 1,463,731
Road & Rail 1,156,980 – – 1,156,980
Software 9,775,438 – – 9,775,438
Specialty Retail 7,961,103 – – 7,961,103
Technology Hardware, Storage &
Peripherals 2,213,315 – – 2,213,315
Thrifts & Mortgage Finance 748,642 – – 748,642

NVIT Multi-Manager Mid Cap Value Fund - September 30, 2021 (Unaudited) - Statement of Investments - 57
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
Level 1 Level 2 Level 3 Total
Assets:
Trading Companies & Distributors $ 5,522,470 $ – $ – $ 5,522,470
Total Common Stocks $ 340,028,705 $ 11,353,194 $ – $ 351,381,899
Exchange Traded Fund 590,712 – – 590,712
Forward Foreign Currency Contracts – 166,670 – 166,670
Repurchase Agreement – 1,921,665 – 1,921,665
Total Assets $ 340,619,417 $ 13,441,529 $ – $ 354,060,946
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (2,801) $ – $ (2,801)
Total Liabilities $ – $ (2,801) $ – $ (2,801)
Total $ 340,619,417 $ 13,438,728 $ – $ 354,058,145
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 166,670
Total $ 166,670
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (2,801)
Total $ (2,801)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

58 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks 98.6%
Shares Value ($)
Aerospace & Defense 0.2%
Curtiss-Wright Corp. 3,054 385,354
Auto Components 2.8%
Dana, Inc. 50,904 1,132,105
Fox Factory Holding Corp.* 13,664 1,974,995
Patrick Industries, Inc. 6,668 555,444
Visteon Corp.* 7,440 702,262
XPEL, Inc. Reg. S* 3,114 236,228
4,601,034
Automobiles 0.4%
Thor Industries, Inc. 4,936 605,943
Banks 1.8%
Pinnacle Financial Partners,
Inc. 12,780 1,202,342
Silvergate Capital Corp., Class
A* 3,576 413,028
Synovus Financial Corp. 8,637 379,078
Triumph Bancorp, Inc.* 5,671 567,837
Western Alliance Bancorp 3,512 382,176
2,944,461
Beverages 0.2%
Celsius Holdings, Inc.* 3,584 322,883
Biotechnology 7.4%
Acceleron Pharma, Inc.*(a) 4,778 822,294
Akero Therapeutics, Inc.*(a) 6,968 155,735
Allakos , Inc.*(a) 3,626 383,885
ALX Oncology Holdings,
Inc.*(a) 4,932 364,278
Apellis Pharmaceuticals, Inc.* 6,646 219,052
Arena Pharmaceuticals, Inc.* 3,850 229,267
Arrowhead Pharmaceuticals,
Inc.* 2,105 131,415
BioAtla , Inc.*(a) 4,031 118,673
Biohaven Pharmaceutical
Holding Co. Ltd.* 1,353 187,945
Blueprint Medicines Corp.*(a) 4,851 498,731
CareDx , Inc.* 15,462 979,827
Celldex Therapeutics, Inc.* 7,439 401,632
Cytokinetics, Inc.* 8,314 297,142
Deciphera Pharmaceuticals,
Inc.* 8,513 289,272
Dyne Therapeutics, Inc.*(a) 9,900 160,776
Fate Therapeutics, Inc.* 2,248 133,239
Halozyme Therapeutics,
Inc.*(a) 21,890 890,485
Heron Therapeutics, Inc.*(a) 17,527 187,364
ImmunoGen , Inc.* 38,872 220,404
Intellia Therapeutics, Inc.* 2,833 380,047
KalVista Pharmaceuticals,
Inc.* 8,490 148,150
Karuna Therapeutics, Inc.*(a) 2,483 303,745
Kodiak Sciences, Inc.*(a) 3,247 311,647
Kymera Therapeutics, Inc.* 5,509 323,599
Madrigal Pharmaceuticals,
Inc.*(a) 2,784 222,135
Mersana Therapeutics, Inc.*(a) 19,068 179,811
Mirati Therapeutics, Inc.* 1,548 273,857
PTC Therapeutics, Inc.* 8,160 303,634
RAPT Therapeutics, Inc.*(a) 7,817 242,718
Common Stocks
Shares Value ($)
Biotechnology
REVOLUTION Medicines,
Inc.*(a) 6,470 177,990
Scholar Rock Holding Corp.* 5,621 185,605
Syndax Pharmaceuticals,
Inc.*(a) 11,989 229,110
TCR2 Therapeutics, Inc.* 10,849 92,325
TG Therapeutics, Inc.*(a) 9,739 324,114
Turning Point Therapeutics,
Inc.* 3,772 250,574
Ultragenyx Pharmaceutical,
Inc.* 1,929 173,976
Veracyte , Inc.* 20,748 963,745
Y- mAbs Therapeutics, Inc.*(a) 8,087 230,803
11,989,001
Building Products 3.0%
Advanced Drainage Systems,
Inc. 19,686 2,129,434
Armstrong World Industries,
Inc. 3,325 317,438
Builders FirstSource , Inc.*(a) 9,053 468,402
Trex Co., Inc.* 18,501 1,885,807
4,801,081
Capital Markets 3.0%
Artisan Partners Asset
Management, Inc., Class A 8,146 398,502
Cohen & Steers, Inc. 8,102 678,705
Evercore , Inc., Class A 6,740 900,936
Hamilton Lane, Inc., Class A 16,438 1,394,271
LPL Financial Holdings, Inc. 5,857 918,143
Stifel Financial Corp. 7,235 491,691
4,782,248
Chemicals 2.1%
Axalta Coating Systems Ltd.* 18,758 547,546
Danimer Scientific, Inc.*(a) 9,899 161,750
Element Solutions, Inc. 47,263 1,024,662
Ingevity Corp.* 3,916 279,485
Olin Corp. 29,621 1,429,213
3,442,656
Commercial Services & Supplies 1.7%
Casella Waste Systems, Inc.,
Class A* 19,009 1,443,543
Clean Harbors, Inc.* 2,790 289,797
Tetra Tech, Inc. 4,464 666,654
Viad Corp.* 7,312 332,038
2,732,032
Communications Equipment 0.3%
Lumentum Holdings, Inc.* 5,152 430,398
Construction & Engineering 0.5%
WillScot Mobile Mini Holdings
Corp.* 27,047 857,931
Consumer Finance 0.3%
OneMain Holdings, Inc. 8,788 486,240
Containers & Packaging 0.4%
Ranpak Holdings Corp.* 25,833 692,841

NVIT Multi-Manager Small Cap Growth Fund - September 30, 2021 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
Diversified Consumer Services 0.2%
Mister Car Wash, Inc.* 19,563 357,025
Diversified Telecommunication Services 0.1%
Bandwidth, Inc., Class A*(a) 2,210 199,519
Electrical Equipment 0.3%
EnerSys 3,083 229,499
Stem, Inc.*(a) 8,232 196,662
426,161
Electronic Equipment, Instruments & Components 1.8%
II-VI, Inc.*(a) 9,764 579,591
Insight Enterprises, Inc.* 5,016 451,841
Novanta , Inc.* 6,704 1,035,768
Rogers Corp.* 4,418 823,869
2,891,069
Equity Real Estate Investment Trusts (REITs) 2.0%
Essential Properties Realty
Trust, Inc.(a) 17,713 494,547
Independence Realty Trust,
Inc. 24,475 498,066
National Storage Affiliates
Trust 15,172 800,930
PS Business Parks, Inc. 3,509 550,000
Rexford Industrial Realty, Inc. 8,405 476,984
Ryman Hospitality Properties,
Inc.*(a) 5,911 494,751
3,315,278
Food & Staples Retailing 0.5%
Performance Food Group Co.* 15,754 731,931
Food Products 2.0%
Freshpet , Inc.* 15,116 2,156,902
Lancaster Colony Corp. 2,543 429,284
Simply Good Foods Co. (The)* 10,871 374,941
Sovos Brands, Inc.*(a) 22,145 308,922
3,270,049
Health Care Equipment & Supplies 7.4%
AtriCure , Inc.* 4,930 342,882
Axonics , Inc.*(a) 16,066 1,045,736
Cardiovascular Systems, Inc.* 6,678 219,239
CryoPort , Inc.*(a) 14,350 954,418
Figs, Inc., Class A*(a) 14,483 537,899
Glaukos Corp.* 4,160 200,387
Globus Medical, Inc., Class A* 20,120 1,541,594
Inari Medical, Inc.* 7,758 629,174
Integer Holdings Corp.* 5,489 490,387
Integra LifeSciences Holdings
Corp.* 8,189 560,783
Masimo Corp.* 4,128 1,117,491
Nevro Corp.* 3,187 370,903
Penumbra, Inc.* 3,981 1,060,936
Shockwave Medical, Inc.* 3,891 801,079
Tandem Diabetes Care, Inc.* 18,637 2,224,885
12,097,793
Health Care Providers & Services 2.4%
Amedisys , Inc.* 2,433 362,760
AMN Healthcare Services,
Inc.* 3,823 438,689
Covetrus , Inc.* 13,382 242,750
Common Stocks
Shares Value ($)
Health Care Providers & Services
LHC Group, Inc.*(a) 3,352 525,962
ModivCare , Inc.* 2,330 423,175
Owens & Minor, Inc. 11,859 371,068
R1 RCM, Inc.* 35,285 776,623
Signify Health, Inc., Class
A*(a) 4,559 81,469
Surgery Partners, Inc.* 15,678 663,807
3,886,303
Health Care Technology 3.3%
Health Catalyst, Inc.*(a) 17,408 870,574
Inspire Medical Systems, Inc.* 8,543 1,989,494
Omnicell , Inc.* 11,051 1,640,300
Phreesia , Inc.* 14,728 908,717
5,409,085
Hotels, Restaurants & Leisure 4.8%
BJ's Restaurants, Inc.* 11,434 477,484
Boyd Gaming Corp.* 12,704 803,655
Choice Hotels International,
Inc. 3,813 481,849
Churchill Downs, Inc. 2,567 616,285
Dutch Bros, Inc., Class A* 3,962 171,634
GAN Ltd.*(a) 23,996 356,820
Papa John's International, Inc. 6,148 780,734
Penn National Gaming,
Inc.*(a) 6,213 450,194
Red Rock Resorts, Inc., Class
A* 21,722 1,112,601
Texas Roadhouse, Inc. 7,393 675,203
Travel + Leisure Co. 1,362 74,270
Wingstop , Inc. 10,621 1,741,101
7,741,830
Household Durables 0.5%
TopBuild Corp.* 3,057 626,104
Traeger , Inc.* 8,035 168,173
794,277
Insurance 0.7%
James River Group Holdings
Ltd. 7,967 300,595
Kemper Corp. 4,045 270,165
Kinsale Capital Group, Inc. 3,798 614,137
1,184,897
Internet & Direct Marketing Retail 0.8%
Overstock.com, Inc.*(a) 5,935 462,455
Shutterstock , Inc. 5,150 583,598
Xometry , Inc., Class A*(a) 3,140 181,084
1,227,137
IT Services 4.7%
BigCommerce Holdings, Inc.,
Series 1* 8,631 437,074
Concentrix Corp.* 4,520 800,040
DigitalOcean Holdings, Inc.*(a) 9,642 748,508
ExlService Holdings, Inc.* 6,443 793,262
Globant SA* 5,921 1,663,860
LiveRamp Holdings, Inc.* 6,511 307,515
Paymentus Holdings, Inc.,
Class A* 5,046 124,333
Perficient , Inc.*(a) 7,933 917,848

60 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks
Shares Value ($)
IT Services
Repay Holdings Corp.*(a) 20,423 470,342
Shift4 Payments, Inc., Class
A*(a) 9,788 758,766
Verra Mobility Corp.*(a) 38,874 585,831
7,607,379
Leisure Products 0.9%
YETI Holdings, Inc.* 17,849 1,529,481
Life Sciences Tools & Services 3.6%
Bio- Techne Corp. 1,258 609,589
Medpace Holdings, Inc.* 9,858 1,865,922
NanoString Technologies, Inc.* 6,883 330,453
NeoGenomics , Inc.*(a) 10,607 511,682
Quanterix Corp.* 5,712 284,401
Repligen Corp.* 7,872 2,274,929
5,876,976
Machinery 7.1%
Altra Industrial Motion Corp. 11,225 621,304
Chart Industries, Inc.*(a) 11,352 2,169,481
Federal Signal Corp. 25,549 986,702
Hydrofarm Holdings Group,
Inc.*(a) 12,312 466,009
ITT, Inc. 16,282 1,397,647
John Bean Technologies Corp. 5,010 704,156
Kornit Digital Ltd.* 16,773 2,427,724
REV Group, Inc. 46,556 798,901
Rexnord Corp. 9,398 604,197
SPX Corp.* 17,110 914,530
SPX FLOW, Inc. 5,742 419,740
11,510,391
Media 0.4%
Cardlytics, Inc.*(a) 8,254 692,841
Multiline Retail 0.3%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 8,584 517,444
Oil, Gas & Consumable Fuels 0.3%
Matador Resources Co. 13,811 525,370
Paper & Forest Products 0.3%
Louisiana-Pacific Corp. 6,689 410,504
Personal Products 0.2%
Beauty Health Co. (The)*(a) 10,967 284,813
Pharmaceuticals 0.7%
Aclaris Therapeutics, Inc.*(a) 15,315 275,670
Arvinas , Inc.* 3,926 322,639
Reata Pharmaceuticals, Inc.,
Class A*(a) 2,425 243,979
Revance Therapeutics, Inc.* 10,549 293,895
1,136,183
Professional Services 1.7%
ASGN, Inc.* 7,394 836,557
CACI International, Inc., Class
A* 2,321 608,334
Exponent, Inc. 4,631 523,998
Insperity , Inc. 5,638 624,352
Common Stocks
Shares Value ($)
Professional Services
Science Applications
International Corp.(a) 2,747 235,033
2,828,274
Real Estate Management & Development 0.2%
Redfin Corp.*(a) 4,872 244,087
Road & Rail 0.8%
Saia, Inc.* 5,692 1,354,867
Semiconductors & Semiconductor Equipment 6.6%
Ambarella , Inc.* 10,120 1,576,089
Axcelis Technologies, Inc.* 8,375 393,876
Cirrus Logic, Inc.* 5,305 436,867
Entegris , Inc. 3,799 478,294
Lattice Semiconductor Corp.* 51,968 3,359,731
MACOM Technology Solutions
Holdings, Inc.* 18,659 1,210,409
Nova Ltd.* 8,284 847,370
Power Integrations, Inc. 14,459 1,431,297
SiTime Corp.* 1,635 333,818
Synaptics , Inc.* 3,973 714,067
10,781,818
Software 13.4%
Alarm.com Holdings, Inc.*(a) 6,008 469,766
Avalara, Inc.* 8,351 1,459,504
Blackbaud , Inc.* 5,110 359,488
Cerence , Inc.*(a) 9,487 911,796
Couchbase , Inc.* 6,070 188,838
CyberArk Software Ltd.*(a) 7,500 1,183,650
Digital Turbine, Inc.*(a) 10,366 712,662
Everbridge , Inc.* 2,401 362,647
J2 Global, Inc.* 5,942 811,796
Kaltura , Inc.*(a) 19,364 199,256
Lightspeed Commerce, Inc.* 13,086 1,261,883
Manhattan Associates, Inc.* 17,441 2,668,996
Medallia , Inc.* 10,362 350,961
Mimecast Ltd.* 6,920 440,112
Momentive Global, Inc.* 11,517 225,733
Paylocity Holding Corp.* 3,969 1,112,908
Q2 Holdings, Inc.* 10,566 846,759
Rapid7, Inc.* 6,664 753,165
Sprinklr , Inc., Class A*(a) 8,500 148,750
Sprout Social, Inc., Class A* 24,774 3,021,189
Telos Corp.*(a) 13,514 384,068
Varonis Systems, Inc.*(a) 39,196 2,385,077
Workiva , Inc.* 10,847 1,528,993
21,787,997
Specialty Retail 1.9%
American Eagle Outfitters, Inc.
(a) 22,356 576,785
Boot Barn Holdings, Inc.* 10,498 932,957
Floor & Decor Holdings, Inc.,
Class A* 1,847 223,099
Foot Locker, Inc. 9,781 446,600
Lithia Motors, Inc., Class A 2,941 932,415
3,111,856
Textiles, Apparel & Luxury Goods 1.3%
Deckers Outdoor Corp.* 1,253 451,331
On Holding AG, Class A*(a) 3,502 105,515

NVIT Multi-Manager Small Cap Growth Fund - September 30, 2021 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Oxford Industries, Inc. 8,677 782,405
PVH Corp.* 4,437 456,079
Under Armour , Inc., Class C* 15,434 270,404
2,065,734
Thrifts & Mortgage Finance 0.3%
MGIC Investment Corp. 32,070 479,767
Trading Companies & Distributors 3.0%
Applied Industrial
Technologies, Inc. 5,323 479,762
Boise Cascade Co. 4,295 231,844
Herc Holdings, Inc.* 12,903 2,109,124
SiteOne Landscape Supply,
Inc.* 7,362 1,468,498
Textainer Group Holdings Ltd.* 18,470 644,788
4,934,016
Total Common Stocks
(cost $108,619,291) 160,286,255
Repurchase Agreements 1.4%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$1,753,208, collateralized
by U.S. Government
Agency Securities,
ranging from 0.44% -
6.00%, maturing 5/1/2024
- 7/20/2071; total market
value $1,788,269.(b) 1,753,205 1,753,205
NatWest Markets Securities,
Inc.,
0.05%, dated 9/28/2021,
due 10/5/2021,
repurchase price
$500,005, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.25%
- 2.88%, maturing
10/15/2021 - 5/15/2031;
total market value
$510,002.(b) 500,000 500,000
Total Repurchase Agreements
(cost $2,253,205) 2,253,205
Total Investments
(cost $110,872,496) — 100.0% 162,539,460
Other assets in excess of liabilities — 0.0%
†
75,739
NET ASSETS — 100.0%
$ 162,615,199
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $17,611,616, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $2,253,205 and by
$16,309,692 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.25%, and maturity dates ranging from 10/5/2021 –
2/15/2051, a total value of $18,562,897.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$2,253,205.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

62 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT Multi-Manager Small Cap Growth Fund - September 30, 2021 (Unaudited) - Statement of Investments - 63
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 160,286,255 $ – $ – $ 160,286,255
Repurchase Agreements – 2,253,205 – 2,253,205
Total $ 160,286,255 $ 2,253,205 $ – $ 162,539,460
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

64 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks 97.0%
Shares Value ($)
Aerospace & Defense 1.3%
Astronics Corp.*(a) 23,752 333,953
Parsons Corp.*(a) 17,660 596,202
Triumph Group, Inc.* 15,643 291,429
Vectrus , Inc.* 34,660 1,742,705
2,964,289
Air Freight & Logistics 0.1%
Radiant Logistics, Inc.* 18,988 121,333
Airlines 0.1%
SkyWest, Inc.* 3,611 178,167
Auto Components 3.0%
American Axle &
Manufacturing Holdings,
Inc.* 116,116 1,022,982
Cooper-Standard Holdings,
Inc.* 16,936 371,068
Dorman Products, Inc.*(a) 23,800 2,253,146
Goodyear Tire & Rubber Co.
(The)* 117,703 2,083,343
Modine Manufacturing Co.* 10,192 115,475
Standard Motor Products, Inc. 2,680 117,143
Strattec Security Corp.* 1,730 67,297
Tenneco, Inc., Class A* 73,913 1,054,738
7,085,192
Banks 6.8%
1st Source Corp. 1,054 49,791
Amalgamated Financial Corp. 8,513 134,676
Amerant Bancorp, Inc.*(a) 2,615 64,695
American National
Bankshares , Inc. 1,100 36,344
Associated Banc-Corp. 25,619 548,759
Banc of California, Inc. 27,143 501,874
Bank of Marin Bancorp 3,540 133,635
Bank of Princeton (The) 211 6,338
Bankwell Financial Group, Inc. 1,958 57,624
Banner Corp. 7,314 403,806
Bar Harbor Bankshares 600 16,830
BayCom Corp.* 3,201 59,539
BCB Bancorp, Inc. 3,196 47,173
Berkshire Hills Bancorp, Inc. 9,663 260,708
Business First Bancshares,
Inc.(a) 2,373 55,504
Byline Bancorp, Inc. 4,565 112,116
Cadence Bancorp 43,609 957,654
Camden National Corp. 2,500 119,750
Capital Bancorp, Inc. 3,073 73,936
Capital City Bank Group, Inc. 3,672 90,845
Capstar Financial Holdings,
Inc. 7,212 153,183
Carter Bankshares , Inc.* 4,632 65,867
CBTX, Inc.(a) 7,631 201,306
Central Pacific Financial Corp. 26,516 680,931
Central Valley Community
Bancorp 4,004 86,086
Chemung Financial Corp.(a) 843 38,188
Civista Bancshares, Inc. 4,589 106,602
CNB Financial Corp. 2,663 64,817
Community Trust Bancorp, Inc. 6,849 288,343
Common Stocks
Shares Value ($)
Banks
Eagle Bancorp Montana, Inc.
(a) 1,100 24,607
Eagle Bancorp, Inc. 23,620 1,358,150
FB Financial Corp. 9,159 392,738
Financial Institutions, Inc. 6,112 187,333
First Bancorp/PR 57,007 749,642
First Business Financial
Services, Inc. 801 22,997
First Financial Corp. 4,461 187,585
First Internet Bancorp 2,632 82,066
First Savings Financial Group,
Inc. 1,240 34,869
First Western Financial,
Inc.*(a) 920 26,671
Great Southern Bancorp, Inc. 3,899 213,704
Guaranty Bancshares, Inc. 3,052 109,414
Hanmi Financial Corp. 18,795 377,028
HarborOne Bancorp, Inc.(a) 23,385 328,325
HBT Financial, Inc. 6,215 96,643
Heartland Financial USA, Inc. 3,358 161,453
Heritage Financial Corp.(a) 1,806 46,053
Hilltop Holdings, Inc.(a) 18,014 588,517
HomeTrust Bancshares, Inc. 2,844 79,575
Independent Bank Corp./MI 9,722 208,829
Investar Holding Corp. 2,331 51,329
Lakeland Bancorp, Inc.(a) 14,935 263,304
Level One Bancorp, Inc. 1,773 52,162
Macatawa Bank Corp. 3,688 29,615
Meridian Corp. 1,841 52,781
Metropolitan Bank Holding
Corp.* 2,345 197,683
Midland States Bancorp, Inc. 7,844 193,982
MidWestOne Financial Group,
Inc. 4,344 131,015
National Bank Holdings Corp.,
Class A 2,200 89,056
NBT Bancorp, Inc. 4,581 165,466
Nicolet Bankshares , Inc.* 3,688 273,576
Northeast Bank 2,200 74,184
Northrim Bancorp, Inc. 3,605 153,249
OceanFirst Financial Corp. 24,625 527,221
OFG Bancorp 31,207 787,041
Old Second Bancorp, Inc. 6,702 87,528
Peapack -Gladstone Financial
Corp. 5,163 172,238
Preferred Bank 2,375 158,365
Primis Financial Corp.(a) 5,970 86,326
Professional Holding Corp.,
Class A* 2,038 38,314
QCR Holdings, Inc. 6,533 336,057
RBB Bancorp 3,770 95,042
S&T Bancorp, Inc. 2,174 64,068
Shore Bancshares, Inc. 2,017 35,761
Sierra Bancorp 2,845 69,077
SmartFinancial , Inc. 3,843 99,342
South Plains Financial, Inc. 1,860 45,347
Southern First Bancshares,
Inc.* 2,525 135,087
Spirit of Texas Bancshares,
Inc. 2,620 63,404

NVIT Multi-Manager Small Cap Value Fund - September 30, 2021 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
Banks
UMB Financial Corp. 8,064 779,869
16,000,608
Beverages 0.6%
Primo Water Corp. 89,886 1,413,008
Biotechnology 1.6%
Adverum Biotechnologies,
Inc.*(a) 28,184 61,159
Agios Pharmaceuticals, Inc.* 7,880 363,662
AnaptysBio , Inc.*(a) 2,593 70,322
Applied Genetic Technologies
Corp.*(a) 14,061 42,324
Atreca , Inc., Class A*(a) 3,400 21,182
Bluebird Bio, Inc.* 8,259 157,829
Concert Pharmaceuticals, Inc.* 14,821 48,465
CytomX Therapeutics, Inc.* 26,845 136,641
Enanta Pharmaceuticals, Inc.* 2,649 150,490
Exelixis , Inc.* 6,518 137,790
Gossamer Bio, Inc.*(a) 45,941 577,478
Homology Medicines, Inc.*(a) 59,300 466,691
Ionis Pharmaceuticals, Inc.* 5,705 191,346
Mirum Pharmaceuticals, Inc.* 7,464 148,683
NextCure , Inc.* 4,417 29,771
Oyster Point Pharma, Inc.* 1,000 11,850
Poseida Therapeutics, Inc.*(a) 10,805 78,768
Savara , Inc.*(a) 48,424 66,825
Selecta Biosciences, Inc.* 55,298 230,040
Travere Therapeutics, Inc.* 29,593 717,630
3,708,946
Building Products 1.4%
American Woodmark Corp.* 35,200 2,301,024
Apogee Enterprises, Inc. 17,926 676,886
Quanex Building Products
Corp. 20,857 446,548
3,424,458
Capital Markets 5.5%
Blucora , Inc.* 31,253 487,234
Cowen, Inc., Class A(a) 27,536 944,760
Focus Financial Partners, Inc.,
Class A* 131,829 6,903,885
StoneX Group, Inc.* 4,615 304,129
Virtus Investment Partners,
Inc. 14,200 4,406,544
13,046,552
Chemicals 2.9%
AdvanSix , Inc.* 18,522 736,250
American Vanguard Corp. 4,213 63,406
Chase Corp. 9,100 929,565
Element Solutions, Inc. 150,700 3,267,176
Huntsman Corp. 7,201 213,078
Kraton Corp.* 3,008 137,285
Olin Corp. 13,557 654,125
Rayonier Advanced Materials,
Inc.* 15,925 119,437
Stepan Co. 5,783 653,132
6,773,454
Commercial Services & Supplies 5.7%
ACCO Brands Corp. 60,541 520,047
Common Stocks
Shares Value ($)
Commercial Services & Supplies
BrightView Holdings, Inc.* 2,050 30,258
CECO Environmental Corp.* 5,519 38,854
CoreCivic , Inc.* 140,461 1,250,103
Healthcare Services Group,
Inc.(a) 84,800 2,119,152
Interface, Inc. 13,681 207,267
Kimball International, Inc.,
Class B 28,716 321,619
RR Donnelley & Sons Co.* 57,210 294,059
SP Plus Corp.* 72,100 2,211,307
Steelcase, Inc., Class A 54,748 694,205
UniFirst Corp. 19,400 4,124,828
US Ecology, Inc.*(a) 52,400 1,695,140
13,506,839
Communications Equipment 2.3%
ADTRAN, Inc. 23,833 447,107
Ciena Corp.* 18,673 958,858
Comtech Telecommunications
Corp. 22,569 577,992
DZS, Inc.* 4,424 54,238
Juniper Networks, Inc. 36,856 1,014,277
KVH Industries, Inc.* 3,350 32,260
NETGEAR, Inc.* 26,702 852,061
NetScout Systems, Inc.*(a) 21,767 586,621
PC-Tel, Inc.* 1,536 9,554
Plantronics, Inc.*(a) 25,253 649,255
Ribbon Communications, Inc.* 39,020 233,340
5,415,563
Construction & Engineering 3.0%
API Group Corp. Reg. S*(b) 52,300 1,064,305
Argan , Inc. 4,689 204,769
EMCOR Group, Inc. 27,400 3,161,412
Fluor Corp.*(a) 77,716 1,241,124
Matrix Service Co.* 13,160 137,654
Orion Group Holdings, Inc.* 12,459 67,777
Primoris Services Corp. 26,658 652,854
Tutor Perini Corp.* 35,573 461,738
6,991,633
Consumer Finance 1.1%
Elevate Credit, Inc.* 20,749 85,693
Enova International, Inc.* 17,888 618,031
EZCORP, Inc., Class A* 31,279 236,782
LendingClub Corp.* 61,633 1,740,516
2,681,022
Containers & Packaging 0.1%
Pactiv Evergreen, Inc.(a) 11,100 138,972
Diversified Consumer Services 0.8%
Adtalem Global Education,
Inc.* 31,870 1,205,005
American Public Education,
Inc.* 16,539 423,564
Perdoceo Education Corp.* 30,523 322,323
Universal Technical Institute,
Inc.* 8,357 56,493
2,007,385
Diversified Financial Services 0.1%
Alerus Financial Corp. 840 25,099

66 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Diversified Financial Services
Voya Financial, Inc.(a) 2,784 170,910
196,009
Diversified Telecommunication Services 0.1%
ATN International, Inc. 2,080 97,448
Consolidated Communications
Holdings, Inc.* 2,400 22,056
119,504
Electric Utilities 0.7%
Portland General Electric Co. 36,149 1,698,641
Electrical Equipment 1.1%
EnerSys 32,400 2,411,856
LSI Industries, Inc. 9,674 74,973
Powell Industries, Inc.(a) 6,596 162,064
2,648,893
Electronic Equipment, Instruments & Components 3.5%
Avnet, Inc. 6,588 243,558
Bel Fuse, Inc., Class B 5,768 71,696
Belden, Inc. 16,281 948,531
Benchmark Electronics, Inc. 21,376 570,953
Daktronics, Inc.* 22,764 123,609
ePlus , Inc.* 58,000 5,951,380
PC Connection, Inc.(a) 5,093 224,245
ScanSource , Inc.* 4,748 165,183
8,299,155
Energy Equipment & Services 0.3%
Bristow Group, Inc.* 98 3,119
Nabors Industries Ltd.*(a) 2,208 213,028
Newpark Resources, Inc.* 2,652 8,752
Oil States International, Inc.* 69,590 444,680
669,579
Equity Real Estate Investment Trusts (REITs) 4.6%
Apple Hospitality REIT, Inc. 101,489 1,596,422
Armada Hoffler Properties, Inc. 17,138 229,135
Centerspace 8,903 841,334
CorePoint Lodging, Inc.* 33,668 521,854
CTO Realty Growth, Inc. 4,029 216,599
Diversified Healthcare Trust 113,745 385,596
Equity Commonwealth 62,127 1,614,059
Farmland Partners, Inc. 17,603 211,060
Franklin Street Properties
Corp. 31,329 145,367
Gaming and Leisure
Properties, Inc. 22,139 1,025,478
GEO Group, Inc. (The)(a) 85,857 641,352
Industrial Logistics Properties
Trust 8,940 227,165
National Health Investors, Inc. 3,097 165,690
NETSTREIT Corp. 2,550 60,307
Piedmont Office Realty Trust,
Inc., Class A 36,346 633,511
PotlatchDeltic Corp. 24,863 1,282,434
Retail Value, Inc. 11,595 305,296
Spirit Realty Capital, Inc. 13,132 604,597
Whitestone REIT 30,327 296,598
11,003,854
Common Stocks
Shares Value ($)
Food & Staples Retailing 2.0%
Albertsons Cos., Inc., Class
A(a) 17,220 536,059
Andersons, Inc. (The) 18,147 559,472
Grocery Outlet Holding Corp.* 163,000 3,515,910
SpartanNash Co. 7,947 174,039
4,785,480
Food Products 0.3%
Farmer Brothers Co.* 8,675 72,957
Fresh Del Monte Produce, Inc. 14,032 452,111
Landec Corp.* 12,359 113,950
639,018
Gas Utilities 1.0%
Northwest Natural Holding Co. 13,744 632,087
Southwest Gas Holdings, Inc. 24,705 1,652,270
Spire, Inc. 1,230 75,251
2,359,608
Health Care Equipment & Supplies 2.2%
AngioDynamics , Inc.* 13,414 347,959
Avanos Medical, Inc.* 2,560 79,872
ICU Medical, Inc.* 13,000 3,033,940
Invacare Corp.* 30,675 146,013
LivaNova plc* 6,128 485,276
Orthofix Medical, Inc.* 4,765 181,642
Varex Imaging Corp.* 31,731 894,814
5,169,516
Health Care Providers & Services 1.8%
Addus HomeCare Corp.* 40,000 3,190,000
Molina Healthcare, Inc.* 3,950 1,071,674
4,261,674
Health Care Technology 0.7%
Allscripts Healthcare Solutions,
Inc.*(a) 82,446 1,102,303
Castlight Health, Inc., Class B* 114,024 179,018
Computer Programs &
Systems, Inc.* 7,968 282,545
NextGen Healthcare, Inc.* 10,750 151,575
1,715,441
Hotels, Restaurants & Leisure 1.7%
Del Taco Restaurants, Inc. 40,795 356,140
Wyndham Hotels & Resorts,
Inc. 46,900 3,620,211
3,976,351
Household Durables 0.4%
Bassett Furniture Industries,
Inc. 8,647 156,597
Beazer Homes USA, Inc.* 43,367 748,081
Hooker Furnishings Corp. 2,624 70,822
Lifetime Brands, Inc. 4,130 75,124
1,050,624
Independent Power and Renewable Electricity Producers
0.1%
Vistra Corp. 10,350 176,985
Insurance 5.4%
American Equity Investment
Life Holding Co. 16,790 496,480

NVIT Multi-Manager Small Cap Value Fund - September 30, 2021 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
Insurance
Argo Group International
Holdings Ltd. 4,772 249,194
CNO Financial Group, Inc. 66,952 1,576,050
Donegal Group, Inc., Class A 5,818 84,303
Employers Holdings, Inc. 17,930 708,056
Enstar Group Ltd.* 17,052 4,002,616
First American Financial Corp. 8,178 548,335
Genworth Financial, Inc.,
Class A* 283,300 1,062,375
Global Indemnity Group LLC,
Class A 1,455 38,921
Greenlight Capital Re Ltd.,
Class A* 15,393 113,754
Heritage Insurance Holdings,
Inc. 23,963 163,188
Horace Mann Educators Corp. 1,900 75,601
James River Group Holdings
Ltd. 10,026 378,281
Kemper Corp. 6,867 458,647
ProAssurance Corp. 21,387 508,583
Reinsurance Group of
America, Inc. 3,663 407,545
SiriusPoint Ltd.* 32,179 297,978
Stewart Information Services
Corp. 7,587 479,954
United Fire Group, Inc. 6,763 156,225
United Insurance Holdings
Corp. 7,135 25,900
Universal Insurance Holdings,
Inc. 10,276 133,999
Unum Group 36,112 904,967
12,870,952
Interactive Media & Services 0.7%
DHI Group, Inc.* 16,139 76,821
TrueCar , Inc.* 74,080 308,173
Yelp, Inc.* 31,925 1,188,887
1,573,881
IT Services 2.3%
Cass Information Systems,
Inc. 29,938 1,252,905
Conduent , Inc.* 6,400 42,176
Limelight Networks, Inc.*(a) 72,123 171,653
Unisys Corp.* 19,818 498,225
Verra Mobility Corp.*(a) 234,500 3,533,915
5,498,874
Leisure Products 0.6%
American Outdoor Brands,
Inc.* 9,738 239,165
Vista Outdoor, Inc.* 27,997 1,128,559
1,367,724
Machinery 3.0%
AGCO Corp. 10,031 1,229,098
Commercial Vehicle Group,
Inc.* 20,176 190,865
Crane Co. 41,300 3,915,653
Graham Corp. 500 6,200
Hyster -Yale Materials
Handling, Inc. 6,952 349,407
Common Stocks
Shares Value ($)
Machinery
Manitowoc Co., Inc. (The)* 37,992 813,789
NN, Inc.* 8,500 44,625
Park-Ohio Holdings Corp. 4,200 107,184
REV Group, Inc.(a) 14,272 244,908
Titan International, Inc.* 6,300 45,108
Wabash National Corp. 13,574 205,375
7,152,212
Marine 0.1%
Genco Shipping & Trading Ltd. 13,659 274,956
Media 1.6%
comScore, Inc.* 56,699 221,126
Cumulus Media, Inc., Class
A*(a) 6,528 79,968
Entravision Communications
Corp., Class A 36,927 262,182
Gray Television, Inc. 60,902 1,389,783
Hemisphere Media Group,
Inc.* 137,100 1,669,878
WideOpenWest , Inc.* 7,600 149,340
3,772,277
Metals & Mining 0.5%
Olympic Steel, Inc. 6,668 162,432
Schnitzer Steel Industries,
Inc., Class A 10,747 470,826
SunCoke Energy, Inc. 94,284 592,104
1,225,362
Multiline Retail 1.4%
Dillard's, Inc., Class A(a) 6,231 1,074,972
Ollie's Bargain Outlet
Holdings, Inc.*(a) 38,400 2,314,752
3,389,724
Oil, Gas & Consumable Fuels 4.4%
APA Corp. 8,248 176,755
Arch Resources, Inc.*(a) 18,618 1,726,820
Berry Corp. 37,394 269,611
CVR Energy, Inc.(a) 80,550 1,341,963
Delek US Holdings, Inc.* 60,538 1,087,868
DHT Holdings, Inc.(a) 228,824 1,494,221
Dorian LPG Ltd. 28,015 347,666
Infinity Bio-energy Ltd. Reg.
S*^∞ 155,500 0
International Seaways, Inc. 28,529 519,798
Ovintiv , Inc. 20,100 660,888
Plains GP Holdings LP, Class
A* 10,881 117,243
REX American Resources
Corp.* 3,551 283,618
SFL Corp. Ltd. 96,613 809,617
Whiting Petroleum Corp.* 8,040 469,616
World Fuel Services Corp. 32,468 1,091,574
10,397,258
Paper & Forest Products 0.4%
Clearwater Paper Corp.* 14,260 546,586
Verso Corp., Class A 21,726 450,814
997,400

68 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Personal Products 1.5%
Inter Parfums , Inc. 48,300 3,611,391
Pharmaceuticals 0.8%
Cara Therapeutics, Inc.*(a) 44,195 682,813
Endo International plc*(a) 170,224 551,526
Lannett Co., Inc.*(a) 55,897 167,691
NGM Biopharmaceuticals,
Inc.* 21,714 456,428
Recro Pharma, Inc.* 14,500 29,870
Theravance Biopharma, Inc.* 5,405 39,997
1,928,325
Professional Services 1.0%
Acacia Research Corp.* 41,974 285,004
Heidrick & Struggles
International, Inc. 4,480 199,942
Kelly Services, Inc., Class A 27,145 512,498
ManpowerGroup , Inc. 4,215 456,400
Mistras Group, Inc.* 2,100 21,336
Resources Connection, Inc. 17,700 279,306
TrueBlue , Inc.* 25,429 688,617
2,443,103
Real Estate Management & Development 2.6%
Cushman & Wakefield plc* 203,500 3,787,135
Forestar Group, Inc.* 9,800 182,574
Kennedy-Wilson Holdings, Inc. 39,696 830,440
Realogy Holdings Corp.* 76,866 1,348,230
6,148,379
Road & Rail 2.2%
ArcBest Corp. 20,004 1,635,727
Covenant Logistics Group,
Inc.* 9,200 254,380
Landstar System, Inc. 18,200 2,872,324
Ryder System, Inc. 1,953 161,533
US Xpress Enterprises, Inc.,
Class A*(a) 27,590 238,102
USA Truck, Inc.* 6,144 93,880
Yellow Corp.* 6,271 35,431
5,291,377
Semiconductors & Semiconductor Equipment 2.6%
Alpha & Omega
Semiconductor Ltd.* 11,940 374,558
Cirrus Logic, Inc.* 3,889 320,259
CMC Materials, Inc. 34,400 4,239,112
GSI Technology, Inc.* 2,300 12,144
NeoPhotonics Corp.* 49,615 432,147
Veeco Instruments, Inc.*(a) 34,712 770,953
6,149,173
Software 0.3%
Ping Identity Holding Corp.* 25,655 630,343
Specialty Retail 2.7%
Aaron's Co., Inc. (The) 29,988 825,870
America's Car-Mart, Inc.* 28,500 3,328,230
Container Store Group, Inc.
(The)* 10,419 99,189
Genesco, Inc.* 737 42,547
Hibbett, Inc. 1,728 122,239
Lumber Liquidators Holdings,
Inc.* 2,100 39,228
Common Stocks
Shares Value ($)
Specialty Retail
ODP Corp. (The)* 21,427 860,508
Signet Jewelers Ltd. 11,617 917,278
Tilly's, Inc., Class A 15,900 222,759
6,457,848
Technology Hardware, Storage & Peripherals 0.5%
Quantum Corp.* 41,275 213,804
Super Micro Computer, Inc.* 10,445 381,974
Xerox Holdings Corp. 26,207 528,595
1,124,373
Textiles, Apparel & Luxury Goods 0.1%
Unifi, Inc.* 9,616 210,879
Thrifts & Mortgage Finance 1.8%
Bridgewater Bancshares, Inc.* 5,662 99,142
FS Bancorp, Inc. 1,620 56,068
Home Bancorp, Inc. 843 32,607
HomeStreet , Inc. 14,762 607,456
Luther Burbank Corp. 901 12,083
Merchants Bancorp 7,606 300,209
Northfield Bancorp, Inc. 6,713 115,195
Ocwen Financial Corp.* 3,310 93,110
OP Bancorp 2,951 30,277
PCSB Financial Corp. 5,598 103,227
PennyMac Financial Services,
Inc. 22,859 1,397,371
Riverview Bancorp, Inc. 3,688 26,812
Southern Missouri Bancorp,
Inc. 700 31,423
TrustCo Bank Corp. 11,164 356,913
Washington Federal, Inc. 24,026 824,332
Waterstone Financial, Inc. 9,414 192,893
Western New England
Bancorp, Inc. 2,600 22,178
4,301,296
Trading Companies & Distributors 2.8%
Beacon Roofing Supply,
Inc.*(a) 70,000 3,343,200
Boise Cascade Co. 25,754 1,390,201
MRC Global, Inc.* 77,709 570,384
NOW, Inc.* 62,282 476,457
Titan Machinery, Inc.* 1,280 33,165
Veritiv Corp.* 9,953 891,391
6,704,798
Wireless Telecommunication Services 0.8%
Telephone & Data Systems,
Inc. 73,434 1,431,963
United States Cellular Corp.* 16,120 514,067
1,946,030
Total Common Stocks
(cost $197,607,270) 229,695,688

NVIT Multi-Manager Small Cap Value Fund - September 30, 2021 (Unaudited) - Statement of Investments - 69
Rights 0.0%
†
Number of
Rights
Value ($)
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞(a) 2,406 0
Total Rights
(cost $7,218) 0
Repurchase Agreements 1.0%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$1,795,525, collateralized
by U.S. Government
Agency Securities,
ranging from 0.44% -
6.00%, maturing 5/1/2024
- 7/20/2071; total market
value $1,831,432.(c) 1,795,522 1,795,522
NatWest Markets Securities,
Inc.,
0.05%, dated 9/28/2021,
due 10/5/2021,
repurchase price
$500,005, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.25%
- 2.88%, maturing
10/15/2021 - 5/15/2031;
total market value
$510,002.(c) 500,000 500,000
Total Repurchase Agreements
(cost $2,295,522) 2,295,522
Total Investments
(cost $199,910,010) — 98.0% 231,991,210
Other assets in excess of liabilities — 2.0% 4,835,538
NET ASSETS — 100.0%
$ 236,826,748
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $16,718,617, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $2,295,522 and by
$15,540,222 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.25%, and maturity dates ranging from 10/7/2021 –
2/15/2051, a total value of $17,835,744.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2021 was $1,064,305 which represents 0.45% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$2,295,522.
CVR Contingent Value Rights
GP General Partnership
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

70 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT Multi-Manager Small Cap Value Fund - September 30, 2021 (Unaudited) - Statement of Investments - 71
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 2,964,289 $ – $ – $ 2,964,289
Air Freight & Logistics 121,333 – – 121,333
Airlines 178,167 – – 178,167
Auto Components 7,085,192 – – 7,085,192
Banks 16,000,608 – – 16,000,608
Beverages 1,413,008 – – 1,413,008
Biotechnology 3,708,946 – – 3,708,946
Building Products 3,424,458 – – 3,424,458
Capital Markets 13,046,552 – – 13,046,552
Chemicals 6,773,454 – – 6,773,454
Commercial Services & Supplies 13,506,839 – – 13,506,839
Communications Equipment 5,415,563 – – 5,415,563
Construction & Engineering 6,991,633 – – 6,991,633
Consumer Finance 2,681,022 – – 2,681,022
Containers & Packaging 138,972 – – 138,972
Diversified Consumer Services 2,007,385 – – 2,007,385
Diversified Financial Services 196,009 – – 196,009
Diversified Telecommunication Services 119,504 – – 119,504
Electric Utilities 1,698,641 – – 1,698,641
Electrical Equipment 2,648,893 – – 2,648,893
Electronic Equipment, Instruments &
Components 8,299,155 – – 8,299,155
Energy Equipment & Services 669,579 – – 669,579
Equity Real Estate Investment Trusts
(REITs) 11,003,854 – – 11,003,854
Food & Staples Retailing 4,785,480 – – 4,785,480
Food Products 639,018 – – 639,018
Gas Utilities 2,359,608 – – 2,359,608
Health Care Equipment & Supplies 5,169,516 – – 5,169,516
Health Care Providers & Services 4,261,674 – – 4,261,674
Health Care Technology 1,715,441 – – 1,715,441
Hotels, Restaurants & Leisure 3,976,351 – – 3,976,351
Household Durables 1,050,624 – – 1,050,624
Independent Power and Renewable
Electricity Producers 176,985 – – 176,985
Insurance 12,870,952 – – 12,870,952
Interactive Media & Services 1,573,881 – – 1,573,881
IT Services 5,498,874 – – 5,498,874
Leisure Products 1,367,724 – – 1,367,724
Machinery 7,152,212 – – 7,152,212
Marine 274,956 – – 274,956
Media 3,772,277 – – 3,772,277
Metals & Mining 1,225,362 – – 1,225,362
Multiline Retail 3,389,724 – – 3,389,724
Oil, Gas & Consumable Fuels 10,397,258 – – 10,397,258
Paper & Forest Products 997,400 – – 997,400
Personal Products 3,611,391 – – 3,611,391
Pharmaceuticals 1,928,325 – – 1,928,325
Professional Services 2,443,103 – – 2,443,103
Real Estate Management & Development 6,148,379 – – 6,148,379
Road & Rail 5,291,377 – – 5,291,377
Semiconductors & Semiconductor
Equipment 6,149,173 – – 6,149,173
Software 630,343 – – 630,343
Specialty Retail 6,457,848 – – 6,457,848
Technology Hardware, Storage &
Peripherals 1,124,373 – – 1,124,373
Textiles, Apparel & Luxury Goods 210,879 – – 210,879

72 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Thrifts & Mortgage Finance $ 4,301,296 $ – $ – $ 4,301,296
Trading Companies & Distributors 6,704,798 – – 6,704,798
Wireless Telecommunication Services 1,946,030 – – 1,946,030
Total Common Stocks $ 229,695,688 $ – $ – $ 229,695,688
Repurchase Agreements – 2,295,522 – 2,295,522
Rights – – – –
Total $ 229,695,688 $ 2,295,522 $ – $ 231,991,210
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended September 30, 2021, the Fund held one common stock and one rights investments that were categorized as
Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Multi-Manager Small Company Fund - September 30, 2021 (Unaudited) - Statement of Investments - 73
Common Stocks 98.3%
Shares Value ($)
AUSTRALIA 0.0%
†
Consumer Finance 0.0%
†
Aet and D Holdings No. 1 Ltd.
*^∞ 106,305 0
BERMUDA 0.1%
Insurance 0.1%
SiriusPoint Ltd. * 54,634 505,911
CANADA 0.5%
Software 0.5%
Lightspeed Commerce, Inc. * 23,042 2,221,940
CHINA 0.3%
Trading Companies & Distributors 0.3%
Textainer Group Holdings
Ltd. * 42,371 1,479,172
ISRAEL 1.4%
Machinery 1.1%
Kornit Digital Ltd. * 29,596 4,283,725
Semiconductors & Semiconductor Equipment 0.3%
Nova Ltd. * 14,192 1,451,700
5,735,425
NORWAY 0.4%
Oil, Gas & Consumable Fuels 0.4%
SFL Corp. Ltd. 189,475 1,587,801
PUERTO RICO 0.7%
Banks 0.7%
First Bancorp/PR 103,920 1,366,548
OFG Bancorp 61,143 1,542,026
2,908,574
SWITZERLAND 0.0%
†
Textiles, Apparel & Luxury Goods 0.0%
†
On Holding AG, Class A * 6,084 183,311
UNITED KINGDOM 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
Infinity Bio-energy Ltd. Reg.
S *^∞ 94,500 0
UNITED STATES 94.9%
Aerospace & Defense 0.9%
Astronics Corp. * 46,569 654,760
Parsons Corp. *(a) 32,847 1,108,915
Textron, Inc. 1,901 132,709
Triumph Group, Inc. * 55,040 1,025,395
Vectrus , Inc. * 16,223 815,692
3,737,471
Air Freight & Logistics 0.0%
†
Radiant Logistics, Inc. * 19,959 127,538
Airlines 0.0%
†
SkyWest, Inc. * 2,606 128,580
Auto Components 3.4%
American Axle &
Manufacturing Holdings,
Inc. * 206,813 1,822,023
Cooper-Standard Holdings,
Inc. * 32,698 716,413
Dana, Inc. 88,157 1,960,612
Fox Factory Holding Corp.
*(a) 14,523 2,099,154
Common Stocks
Shares Value ($)
UNITED STATES
Auto Components
Goodyear Tire & Rubber Co.
(The) * 211,579 3,744,949
Modine Manufacturing Co. * 22,195 251,469
Standard Motor Products, Inc. 5,137 224,538
Strattec Security Corp. * 2,858 111,176
Tenneco, Inc., Class A * 131,120 1,871,082
Visteon Corp. * 12,461 1,176,194
XPEL, Inc. Reg. S * 5,401 409,720
14,387,330
Banks 7.2%
1st Source Corp. 1,000 47,240
Amalgamated Financial Corp.
(a) 13,968 220,974
Amerant Bancorp, Inc. * 7,363 182,161
American National
Bankshares , Inc. 1,427 47,148
Associated Banc-Corp. 46,010 985,534
Banc of California, Inc. 49,818 921,135
Bank of Marin Bancorp 2,803 105,813
Bank of Princeton (The) 880 26,435
BankFinancial Corp. 3,194 36,667
Bankwell Financial Group,
Inc. 3,638 107,066
Bar Harbor Bankshares 1,400 39,270
BayCom Corp. * 3,400 63,240
BCB Bancorp, Inc. (a) 7,431 109,682
Berkshire Hills Bancorp, Inc. 26,863 724,764
Business First Bancshares,
Inc. 3,554 83,128
Byline Bancorp, Inc. 15,072 370,168
Cadence Bancorp 60,324 1,324,715
Camden National Corp. 5,109 244,721
Capital Bancorp, Inc. (a) 3,180 76,511
Capital City Bank Group, Inc. 6,687 165,436
Capstar Financial Holdings,
Inc. 10,321 219,218
Carter Bankshares , Inc. * 8,467 120,401
CBTX, Inc. 11,864 312,972
Central Pacific Financial
Corp. 64,239 1,649,658
Central Valley Community
Bancorp 4,876 104,834
Chemung Financial Corp. 1,395 63,194
Civista Bancshares, Inc. 2,689 62,465
CNB Financial Corp. 4,737 115,299
Community Trust Bancorp,
Inc. 12,640 532,144
Eagle Bancorp Montana, Inc. 1,000 22,370
Eagle Bancorp, Inc. 45,634 2,623,956
Enterprise Financial Services
Corp. 8,369 378,948
FB Financial Corp. 12,149 520,949
Financial Institutions, Inc. 11,604 355,663
First Bancorp/NC 3,452 148,471
First Business Financial
Services, Inc. 2,800 80,388
First Financial Corp. 8,112 341,110
First Internet Bancorp 4,260 132,827

74 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Banks
First Savings Financial
Group, Inc. 2,340 65,801
First Western Financial, Inc. * 420 12,176
Great Southern Bancorp, Inc. 8,010 439,028
Guaranty Bancshares, Inc. 3,415 122,428
Hanmi Financial Corp. 41,855 839,611
HarborOne Bancorp, Inc. (a) 36,551 513,176
HBT Financial, Inc. 9,118 141,785
Heartland Financial USA, Inc. 6,600 317,328
Heritage Financial Corp. (a) 3,232 82,416
HomeTrust Bancshares, Inc. 12,387 346,588
Horizon Bancorp, Inc. 2,480 45,062
Independent Bank Corp./MI 19,300 414,564
Investar Holding Corp. 4,167 91,757
Lakeland Bancorp, Inc. 28,580 503,865
Level One Bancorp, Inc. 900 26,478
Macatawa Bank Corp. 13,797 110,790
Meridian Corp. 1,443 41,371
Metropolitan Bank Holding
Corp. * 2,787 234,944
Midland States Bancorp, Inc. 8,532 210,996
MidWestOne Financial Group,
Inc. 5,162 155,686
National Bank Holdings
Corp., Class A 5,034 203,776
NBT Bancorp, Inc. 12,452 449,766
Nicolet Bankshares , Inc. * 7,668 568,812
Northeast Bank 4,144 139,736
Northrim Bancorp, Inc. 4,095 174,078
OceanFirst Financial Corp. 40,335 863,572
Old Second Bancorp, Inc. 17,287 225,768
Peapack -Gladstone Financial
Corp. 10,049 335,235
Pinnacle Financial Partners,
Inc. 21,655 2,037,302
Preferred Bank (a) 5,987 399,213
Primis Financial Corp. (a) 10,826 156,544
Professional Holding Corp.,
Class A *(a) 3,014 56,663
QCR Holdings, Inc. (a) 14,167 728,750
RBB Bancorp 10,692 269,545
S&T Bancorp, Inc. 2,826 83,282
Shore Bancshares, Inc. 2,636 46,736
Sierra Bancorp 3,626 88,039
Silvergate Capital Corp.,
Class A * 6,217 718,064
SmartFinancial , Inc. 4,200 108,570
South Plains Financial, Inc. 985 24,014
Southern First Bancshares,
Inc. * 3,350 179,225
Spirit of Texas Bancshares,
Inc. 3,286 79,521
TriCo Bancshares 48,584 2,108,546
UMB Financial Corp. 22,538 2,179,650
30,606,932
Beverages 0.6%
Primo Water Corp. 157,953 2,483,021
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology 3.2%
Acceleron Pharma, Inc. * 8,254 1,420,513
Adverum Biotechnologies,
Inc. *(a) 52,311 113,515
Agios Pharmaceuticals, Inc. * 4,568 210,813
AnaptysBio , Inc. *(a) 5,028 136,359
Applied Genetic Technologies
Corp. *(a) 23,911 71,972
Atreca , Inc., Class A *(a) 6,503 40,514
Bluebird Bio, Inc. * 15,038 287,376
CareDx , Inc. * 26,443 1,675,692
Concert Pharmaceuticals,
Inc. * 23,679 77,430
CytomX Therapeutics, Inc.
*(a) 30,846 157,006
Deciphera Pharmaceuticals,
Inc. * 14,432 490,399
Exelixis , Inc. * 13,854 292,874
Gossamer Bio, Inc. *(a) 80,343 1,009,912
Halozyme Therapeutics, Inc.
*(a) 37,794 1,537,460
Homology Medicines, Inc. *(a) 109,100 858,617
Mirum Pharmaceuticals, Inc. * 13,896 276,808
NextCure , Inc. * 7,972 53,731
Oyster Point Pharma, Inc. * 2,150 25,478
Poseida Therapeutics, Inc.
*(a) 24,906 181,565
Savara , Inc. *(a) 91,962 126,908
Selecta Biosciences, Inc. * 101,797 423,476
Travere Therapeutics, Inc. * 102,211 2,478,616
Ultragenyx Pharmaceutical,
Inc. * 3,329 300,243
Veracyte , Inc. * 25,957 1,205,703
13,452,980
Building Products 2.0%
Advanced Drainage Systems,
Inc. (a) 33,764 3,652,252
Apogee Enterprises, Inc. 31,483 1,188,798
Quanex Building Products
Corp. 13,464 288,264
Trex Co., Inc. * 31,676 3,228,735
8,358,049
Capital Markets 2.5%
Artisan Partners Asset
Management, Inc., Class A 14,241 696,670
Blucora , Inc. * 59,912 934,028
Cohen & Steers, Inc. 13,625 1,141,366
Cowen, Inc., Class A (a) 51,300 1,760,103
Evercore , Inc., Class A 11,659 1,558,459
Hamilton Lane, Inc., Class A 28,167 2,389,124
LPL Financial Holdings, Inc. 9,822 1,539,697
StoneX Group, Inc. * 6,242 411,348
10,430,795
Chemicals 2.0%
AdvanSix , Inc. * 39,779 1,581,215
American Vanguard Corp. 4,837 72,797
Danimer Scientific, Inc. *(a) 17,349 283,483
Element Solutions, Inc. 82,294 1,784,134
Huntsman Corp. 13,719 405,945
Kraton Corp. * 2,853 130,211

NVIT Multi-Manager Small Company Fund - September 30, 2021 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
UNITED STATES
Chemicals
Olin Corp. 76,425 3,687,506
Rayonier Advanced Materials,
Inc. * 27,960 209,700
Stepan Co. (a) 2,222 250,953
8,405,944
Commercial Services & Supplies 2.0%
ACCO Brands Corp. 89,226 766,451
BrightView Holdings, Inc. * 3,320 49,003
Casella Waste Systems, Inc.,
Class A * 33,074 2,511,640
CECO Environmental Corp. * 12,128 85,381
CoreCivic , Inc. * 256,603 2,283,767
Interface, Inc. 22,417 339,618
Kimball International, Inc.,
Class B 46,811 524,283
RR Donnelley & Sons Co.
*(a) 107,767 553,922
Steelcase, Inc., Class A 96,278 1,220,805
8,334,870
Communications Equipment 2.7%
ADTRAN, Inc. (a) 96,636 1,812,891
Ciena Corp. * 34,950 1,794,683
Comtech Telecommunications
Corp. (a) 43,552 1,115,367
DZS, Inc. * 9,278 113,748
Juniper Networks, Inc. 73,644 2,026,684
KVH Industries, Inc. * 6,856 66,023
NETGEAR, Inc. * 51,464 1,642,216
NetScout Systems, Inc. *(a) 42,112 1,134,918
PC-Tel, Inc. * 4,938 30,714
Plantronics, Inc. * 44,662 1,148,260
Ribbon Communications, Inc.
*(a) 77,509 463,504
11,349,008
Construction & Engineering 1.2%
Argan , Inc. 8,364 365,256
Fluor Corp. *(a) 145,203 2,318,892
Matrix Service Co. * 27,406 286,667
Orion Group Holdings, Inc. * 24,001 130,565
Primoris Services Corp. 48,118 1,178,410
Tutor Perini Corp. * 68,532 889,545
5,169,335
Consumer Finance 1.2%
Elevate Credit, Inc. * 49,782 205,600
Enova International, Inc. * 34,980 1,208,559
EZCORP, Inc., Class A *(a) 49,638 375,760
LendingClub Corp. * 114,043 3,220,574
SLM Corp. 15,174 267,062
5,277,555
Containers & Packaging 0.3%
Pactiv Evergreen, Inc. (a) 19,950 249,774
Ranpak Holdings Corp. * 37,729 1,011,892
1,261,666
Diversified Consumer Services 0.7%
Adtalem Global Education,
Inc. * 34,114 1,289,850
American Public Education,
Inc. * 29,201 747,838
Perdoceo Education Corp. * 60,263 636,377
Common Stocks
Shares Value ($)
UNITED STATES
Diversified Consumer Services
Universal Technical Institute,
Inc. * 19,288 130,387
2,804,452
Diversified Financial Services 0.2%
Alerus Financial Corp. 320 9,562
Voya Financial, Inc. (a) 11,800 724,402
733,964
Diversified Telecommunication Services 0.0%
†
ATN International, Inc. 3,193 149,592
Consolidated
Communications Holdings,
Inc. * 4,525 41,585
191,177
Electric Utilities 0.7%
Portland General Electric Co. 67,416 3,167,878
Electrical Equipment 0.2%
LSI Industries, Inc. 12,283 95,193
Powell Industries, Inc. 12,189 299,484
Stem, Inc. *(a) 14,178 338,712
733,389
Electronic Equipment, Instruments & Components 1.9%
Avnet, Inc. 11,216 414,656
Bel Fuse, Inc., Class B 8,523 105,941
Belden, Inc. 31,761 1,850,395
Benchmark Electronics, Inc. 60,846 1,625,197
Daktronics, Inc. * 42,005 228,087
Novanta , Inc. * 11,392 1,760,063
PC Connection, Inc. (a) 9,328 410,712
Rogers Corp. * 7,566 1,410,908
ScanSource , Inc. * 8,349 290,462
8,096,421
Energy Equipment & Services 0.4%
Bristow Group, Inc. *(a) 5,704 181,558
Nabors Industries Ltd. *(a) 4,198 405,023
Newpark Resources, Inc. *(a) 1,657 5,468
Oil States International, Inc. * 141,263 902,671
1,494,720
Equity Real Estate Investment Trusts (REITs) 5.1%
Apple Hospitality REIT, Inc. 138,519 2,178,903
Armada Hoffler Properties,
Inc. 33,837 452,401
Centerspace 17,137 1,619,447
CorePoint Lodging, Inc. * 82,051 1,271,791
CTO Realty Growth, Inc. 8,319 447,229
Diversified Healthcare Trust 211,617 717,382
Equity Commonwealth 114,165 2,966,006
Farmland Partners, Inc. (a) 24,600 294,954
Franklin Street Properties
Corp. 62,157 288,408
Gaming and Leisure
Properties, Inc. 43,544 2,016,958
GEO Group, Inc. (The) (a) 247,561 1,849,281
Industrial Logistics Properties
Trust 13,369 339,706
National Health Investors, Inc. 6,271 335,499
National Storage Affiliates
Trust 26,240 1,385,210
NETSTREIT Corp. 4,964 117,399

76 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Equity Real Estate Investment Trusts (REITs)
Piedmont Office Realty Trust,
Inc., Class A 74,364 1,296,165
PotlatchDeltic Corp. 45,272 2,335,129
Retail Value, Inc. 13,060 343,870
Spirit Realty Capital, Inc. 15,867 730,517
Whitestone REIT (a) 67,644 661,558
21,647,813
Food & Staples Retailing 0.4%
Albertsons Cos., Inc., Class
A (a) 28,090 874,441
Andersons, Inc. (The) 27,996 863,117
SpartanNash Co. 4,383 95,988
1,833,546
Food Products 0.9%
Farmer Brothers Co. * 11,546 97,102
Fresh Del Monte Produce,
Inc. 27,693 892,268
Freshpet , Inc. * 19,306 2,754,774
Landec Corp. * 18,555 171,077
3,915,221
Gas Utilities 1.0%
Northwest Natural Holding
Co. 23,505 1,080,995
Southwest Gas Holdings, Inc. 45,521 3,044,444
Spire, Inc. 5,192 317,647
4,443,086
Health Care Equipment & Supplies 4.5%
AngioDynamics , Inc. * 10,068 261,164
Avanos Medical, Inc. * 3,733 116,470
Axonics , Inc. *(a) 27,855 1,813,082
CryoPort , Inc. *(a) 24,685 1,641,799
Figs, Inc., Class A *(a) 24,532 911,118
Globus Medical, Inc., Class
A * 22,969 1,759,885
Inari Medical, Inc. * 12,920 1,047,812
Invacare Corp. * 64,152 305,364
LivaNova plc * 12,469 987,420
Masimo Corp. * 7,853 2,125,886
Natus Medical, Inc. * 3,230 81,008
Orthofix Medical, Inc. * 3,229 123,089
Penumbra, Inc. * 6,887 1,835,386
Shockwave Medical, Inc. * 6,773 1,394,425
Tandem Diabetes Care, Inc. * 24,733 2,952,626
Varex Imaging Corp. *(a) 61,776 1,742,083
19,098,617
Health Care Providers & Services 1.0%
Amedisys , Inc. * 1,904 283,886
AMN Healthcare Services,
Inc. * 6,653 763,432
Molina Healthcare, Inc. * 7,369 1,999,284
Signify Health, Inc., Class A
*(a) 8,015 143,228
Surgery Partners, Inc. *(a) 26,971 1,141,952
4,331,782
Health Care Technology 2.4%
Allscripts Healthcare
Solutions, Inc. *(a) 146,242 1,955,256
Castlight Health, Inc., Class
B *(a) 235,911 370,380
Common Stocks
Shares Value ($)
UNITED STATES
Health Care Technology
Computer Programs &
Systems, Inc. * 14,561 516,333
Health Catalyst, Inc. *(a) 13,994 699,840
Inspire Medical Systems,
Inc. * 15,137 3,525,104
NextGen Healthcare, Inc. * 24,511 345,605
Omnicell , Inc. * 7,979 1,184,323
Phreesia , Inc. * 24,618 1,518,931
10,115,772
Hotels, Restaurants & Leisure 2.0%
Boyd Gaming Corp. * 22,354 1,414,114
Choice Hotels International,
Inc. 6,624 837,075
Del Taco Restaurants, Inc. 80,652 704,092
Dutch Bros, Inc., Class A * 6,882 298,128
Papa John's International,
Inc. 10,700 1,358,793
Red Rock Resorts, Inc., Class
A * 37,812 1,936,730
Travel + Leisure Co. 2,377 129,618
Wingstop , Inc. 9,690 1,588,482
8,267,032
Household Durables 0.5%
Bassett Furniture Industries,
Inc. 13,705 248,198
Beazer Homes USA, Inc. * 78,633 1,356,419
Hooker Furnishings Corp. 6,891 185,988
Lifetime Brands, Inc. 6,439 117,125
1,907,730
Independent Power and Renewable Electricity Producers
0.1%
Vistra Corp. 20,700 353,970
Insurance 4.3%
American Equity Investment
Life Holding Co. 40,815 1,206,900
Argo Group International
Holdings Ltd. 9,253 483,192
CNO Financial Group, Inc. 122,010 2,872,114
Donegal Group, Inc., Class A 9,396 136,148
Employers Holdings, Inc. 34,824 1,375,200
First American Financial
Corp. 14,979 1,004,342
Genworth Financial, Inc.,
Class A * 553,445 2,075,419
Global Indemnity Group LLC,
Class A 1,719 45,983
Greenlight Capital Re Ltd.,
Class A * 19,756 145,997
Heritage Insurance Holdings,
Inc. 89,942 612,505
Horace Mann Educators
Corp. 680 27,057
James River Group Holdings
Ltd. 18,971 715,776
Kemper Corp. 11,842 790,927
Kinsale Capital Group, Inc. 6,545 1,058,327
ProAssurance Corp. 39,247 933,294

NVIT Multi-Manager Small Company Fund - September 30, 2021 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
UNITED STATES
Insurance
Reinsurance Group of
America, Inc. 5,439 605,143
Stewart Information Services
Corp. 30,401 1,923,167
United Fire Group, Inc. 13,587 313,860
United Insurance Holdings
Corp. 13,811 50,134
Universal Insurance Holdings,
Inc. 15,947 207,949
Unum Group 67,000 1,679,020
18,262,454
Interactive Media & Services 0.7%
DHI Group, Inc. * 9,255 44,054
TrueCar , Inc. * 163,398 679,736
Yelp, Inc. * 61,556 2,292,345
3,016,135
Internet & Direct Marketing Retail 0.3%
Overstock.com, Inc. *(a) 10,385 809,199
Xometry , Inc., Class A *(a) 5,410 311,995
1,121,194
IT Services 1.8%
BigCommerce Holdings, Inc.
Series 1 *(a) 15,102 764,765
Conduent , Inc. * 9,100 59,969
DigitalOcean Holdings, Inc.
*(a) 16,272 1,263,195
Globant SA * 10,157 2,854,220
Limelight Networks, Inc. *(a) 136,140 324,013
Paymentus Holdings, Inc.,
Class A * 8,696 214,269
Shift4 Payments, Inc., Class
A *(a) 17,044 1,321,251
Unisys Corp. *(a) 38,409 965,602
7,767,284
Leisure Products 1.0%
American Outdoor Brands,
Inc. * 18,789 461,458
Vista Outdoor, Inc. *(a) 36,964 1,490,019
YETI Holdings, Inc. * 24,900 2,133,681
4,085,158
Life Sciences Tools & Services 2.2%
Bio- Techne Corp. 2,217 1,074,292
Medpace Holdings, Inc. * 16,821 3,183,879
Quanterix Corp. * 9,971 496,456
Repligen Corp. * 15,973 4,616,037
9,370,664
Machinery 3.7%
AGCO Corp. 17,577 2,153,710
Altra Industrial Motion Corp. 11,355 628,499
Chart Industries, Inc. *(a) 16,501 3,153,505
Commercial Vehicle Group,
Inc. * 38,645 365,582
Federal Signal Corp. 43,107 1,664,792
Graham Corp. (a) 1,644 20,386
Hyster -Yale Materials
Handling, Inc. 12,255 615,936
ITT, Inc. 19,576 1,680,404
L B Foster Co., Class A * 6,518 100,964
Manitowoc Co., Inc. (The) * 87,030 1,864,183
Common Stocks
Shares Value ($)
UNITED STATES
Machinery
NN, Inc. * 22,163 116,356
Park-Ohio Holdings Corp. 8,142 207,784
REV Group, Inc. 108,970 1,869,925
SPX Corp. * 16,635 889,141
Titan International, Inc. * 11,201 80,199
Wabash National Corp. 5,562 84,153
15,495,519
Marine 0.2%
Genco Shipping & Trading
Ltd. (a) 45,618 918,290
Media 0.9%
comScore, Inc. *(a) 86,016 335,462
Cumulus Media, Inc., Class
A *(a) 9,054 110,912
Entravision Communications
Corp., Class A 58,159 412,929
Gray Television, Inc. 112,363 2,564,123
Marchex , Inc., Class B * 10,371 30,957
Mode Media M-1 Escrow *^∞ 2,754 0
WideOpenWest , Inc. * 13,550 266,258
3,720,641
Metals & Mining 0.5%
Olympic Steel, Inc. 13,400 326,424
Schnitzer Steel Industries,
Inc., Class A 19,583 857,931
SunCoke Energy, Inc. 162,479 1,020,368
2,204,723
Multiline Retail 0.5%
Dillard's, Inc., Class A (a) 12,842 2,215,502
Oil, Gas & Consumable Fuels 4.7%
APA Corp. 14,816 317,507
Arch Resources, Inc. *(a) 35,340 3,277,786
Berry Corp. 63,785 459,890
CVR Energy, Inc. (a) 152,993 2,548,863
Delek US Holdings, Inc. * 119,002 2,138,466
DHT Holdings, Inc. 424,345 2,770,973
Dorian LPG Ltd. 54,901 681,321
HollyFrontier Corp. 23,235 769,776
International Seaways, Inc.
(a) 55,014 1,002,355
Matador Resources Co. 24,257 922,736
Ovintiv , Inc. 36,426 1,197,687
Plains GP Holdings LP, Class
A * 17,561 189,220
REX American Resources
Corp. * 6,892 550,464
Whiting Petroleum Corp. * 16,128 942,036
World Fuel Services Corp. 61,307 2,061,141
19,830,221
Paper & Forest Products 0.4%
Clearwater Paper Corp. *(a) 24,956 956,563
Verso Corp., Class A 38,490 798,668
1,755,231
Personal Products 0.1%
Edgewell Personal Care Co. 13,053 473,824
Pharmaceuticals 0.9%
Cara Therapeutics, Inc. *(a) 90,530 1,398,689
Endo International plc *(a) 317,955 1,030,174

78 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Pharmaceuticals
Lannett Co., Inc. *(a) 94,087 282,261
NGM Biopharmaceuticals,
Inc. * 37,453 787,262
Recro Pharma, Inc. *(a) 37,100 76,426
Theravance Biopharma, Inc. * 10,500 77,700
3,652,512
Professional Services 1.1%
Acacia Research Corp. *(a) 74,937 508,822
Heidrick & Struggles
International, Inc. 4,513 201,415
Kelly Services, Inc., Class A 62,637 1,182,587
ManpowerGroup , Inc. 8,300 898,724
Mistras Group, Inc. * 3,321 33,741
Resources Connection, Inc. 25,725 405,941
TrueBlue , Inc. * 53,107 1,438,137
4,669,367
Real Estate Management & Development 1.0%
Forestar Group, Inc. * 18,886 351,846
Kennedy-Wilson Holdings,
Inc. 67,677 1,415,803
Realogy Holdings Corp. * 134,278 2,355,236
4,122,885
Road & Rail 1.7%
ArcBest Corp. 39,099 3,197,125
Covenant Logistics Group,
Inc. * 15,915 440,050
Ryder System, Inc. 3,499 289,402
Saia, Inc. * 10,179 2,422,907
Schneider National, Inc.,
Class B 5,840 132,802
US Xpress Enterprises, Inc.,
Class A *(a) 57,642 497,450
USA Truck, Inc. * 4,215 64,405
Yellow Corp. * 12,627 71,343
7,115,484
Semiconductors & Semiconductor Equipment 3.6%
Alpha & Omega
Semiconductor Ltd. * 23,103 724,741
Ambarella , Inc. * 17,538 2,731,368
Cirrus Logic, Inc. * 7,123 586,579
Entegris , Inc. 6,485 816,462
GSI Technology, Inc. *(a) 3,700 19,536
Lattice Semiconductor Corp. * 66,925 4,326,701
MACOM Technology
Solutions Holdings, Inc. * 31,646 2,052,876
NeoPhotonics Corp. * 88,486 770,713
Power Integrations, Inc. 12,229 1,210,549
SiTime Corp. * 2,843 580,455
Veeco Instruments, Inc. *(a) 71,375 1,585,239
15,405,219
Software 5.5%
Avalara, Inc. * 14,736 2,575,411
Cerence , Inc. *(a) 16,210 1,557,943
Couchbase , Inc. * 10,775 335,210
CyberArk Software Ltd. *(a) 13,091 2,066,022
Manhattan Associates, Inc. * 24,252 3,711,284
Paylocity Holding Corp. * 6,986 1,958,874
Ping Identity Holding Corp. * 45,917 1,128,181
Q2 Holdings, Inc. * 10,470 839,066
Common Stocks
Shares Value ($)
UNITED STATES
Software
Sprout Social, Inc., Class A * 33,973 4,143,006
Varonis Systems, Inc. *(a) 49,697 3,024,062
Workiva , Inc. * 14,193 2,000,645
23,339,704
Specialty Retail 2.4%
Aaron's Co., Inc. (The) 55,911 1,539,789
American Eagle Outfitters,
Inc. (a) 38,734 999,337
Boot Barn Holdings, Inc. * 18,304 1,626,676
Container Store Group, Inc.
(The) *(a) 19,190 182,689
Genesco, Inc. * 3,480 200,900
Hibbett, Inc. 5,017 354,903
Lithia Motors, Inc., Class A 5,020 1,591,541
Lumber Liquidators Holdings,
Inc. *(a) 4,750 88,730
ODP Corp. (The) * 36,072 1,448,652
Signet Jewelers Ltd. 23,019 1,817,580
Tilly's, Inc., Class A 34,000 476,340
10,327,137
Technology Hardware, Storage & Peripherals 0.5%
Quantum Corp. * 58,884 305,019
Super Micro Computer, Inc. * 16,691 610,390
Xerox Holdings Corp. 49,286 994,099
1,909,508
Textiles, Apparel & Luxury Goods 0.4%
Oxford Industries, Inc. 15,212 1,371,666
Unifi, Inc. * 19,221 421,517
1,793,183
Thrifts & Mortgage Finance 1.6%
Bridgewater Bancshares,
Inc. * 11,113 194,589
FS Bancorp, Inc. 2,350 81,334
Home Bancorp, Inc. 1,500 58,020
HomeStreet , Inc. 28,421 1,169,524
Luther Burbank Corp. 2,200 29,502
Merchants Bancorp 11,523 454,813
Northfield Bancorp, Inc. (a) 4,561 78,267
Ocwen Financial Corp. * 4,879 137,246
OP Bancorp 6,876 70,548
PCSB Financial Corp. 11,147 205,551
PennyMac Financial
Services, Inc. 31,937 1,952,308
Riverview Bancorp, Inc. 5,600 40,712
Southern Missouri Bancorp,
Inc. 121 5,432
TrustCo Bank Corp. 15,480 494,896
Washington Federal, Inc. 44,836 1,538,322
Waterstone Financial, Inc. 15,674 321,160
Western New England
Bancorp, Inc. 4,723 40,287
6,872,511
Trading Companies & Distributors 2.9%
Boise Cascade Co. 47,141 2,544,671
Herc Holdings, Inc. * 21,887 3,577,650
MRC Global, Inc. * 142,413 1,045,311
NOW, Inc. * 117,619 899,785
SiteOne Landscape Supply,
Inc. * 12,690 2,531,274

NVIT Multi-Manager Small Company Fund - September 30, 2021 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
UNITED STATES
Trading Companies & Distributors
Titan Machinery, Inc. * 1,878 48,659
Veritiv Corp. * 18,557 1,661,965
12,309,315
Wireless Telecommunication Services 0.8%
Telephone & Data Systems,
Inc. (a) 137,168 2,674,776
United States Cellular Corp. * 27,804 886,670
3,561,446
401,962,755
Total Common Stocks
(cost $319,444,400) 416,584,889
Preferred Stock 0.0%
†
UNITED STATES 0.0%
†
Media 0.0%
†
Mode Media Corp.,
Series M-1*^∞ 19,276 0
Total Preferred Stock
(cost $100,042) 0
Corporate Bonds 0.0%
†
Principal
Amount ($)
UNITED STATES 0.0%
†
Media 0.0%
†
Mode Media Corp., 9.00%,
12/2/14^∞ 42,256 0
Mode Media, Inc., 9.00%,
12/2/14^∞ 1,544 0
Total Corporate Bonds
(cost $43,259) 0
Rights 0.0%
†
Number of
Rights
UNITED STATES 0.0%
†
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH
I, CVR*^∞(a) 4,756 0
IT Services 0.0%
†
BancTec, Inc., CVR*^∞ 36,134 0
Total Rights
(cost $14,268) 0
Repurchase Agreements 1.5%
Principal
Amount ($) Value ($)
Cantor Fitzgerald &
Co., 0.06%, dated
9/30/2021, due
10/1/2021, repurchase
price $3,283,399,
collateralized by U.S.
Government Agency
Securities, ranging from
0.44% - 6.00%, maturing
5/1/2024 - 7/20/2071;
total market value
$3,349,061.(b) 3,283,394 3,283,394
MetLife, Inc., 0.06%,
dated 9/30/2021, due
10/1/2021, repurchase
price $1,000,002,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $1,020,410.(b) 1,000,000 1,000,000
NatWest Markets
Securities, Inc., 0.05%,
dated 9/28/2021, due
10/5/2021, repurchase
price $2,000,020,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 2.88%, maturing
10/15/2021 - 5/15/2031;
total market value
$2,040,006.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $6,283,394) 6,283,394
Total Investments
(cost $325,885,363)   — 99.8% 422,868,283
Other assets in excess of liabilities — 0.2% 1,041,043
NET ASSETS — 100.0%
$ 423,909,326

80 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Multi-Manager Small Company Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $31,897,427, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $6,283,394 and by
$26,962,007 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.25%, and maturity dates ranging from 10/5/2021 –
2/15/2051, a total value of $33,245,401.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$6,283,394.
CVR Contingent Value Rights
GP General Partnership
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT Multi-Manager Small Company Fund - September 30, 2021 (Unaudited) - Statement of Investments - 81
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

82 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Multi-Manager Small Company Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 3,737,471 $ – $ – $ 3,737,471
Air Freight & Logistics 127,538 – – 127,538
Airlines 128,580 – – 128,580
Auto Components 14,387,330 – – 14,387,330
Banks 33,515,506 – – 33,515,506
Beverages 2,483,021 – – 2,483,021
Biotechnology 13,452,980 – – 13,452,980
Building Products 8,358,049 – – 8,358,049
Capital Markets 10,430,795 – – 10,430,795
Chemicals 8,405,944 – – 8,405,944
Commercial Services & Supplies 8,334,870 – – 8,334,870
Communications Equipment 11,349,008 – – 11,349,008
Construction & Engineering 5,169,335 – – 5,169,335
Consumer Finance 5,277,555 – – 5,277,555
Containers & Packaging 1,261,666 – – 1,261,666
Diversified Consumer Services 2,804,452 – – 2,804,452
Diversified Financial Services 733,964 – – 733,964
Diversified Telecommunication Services 191,177 – – 191,177
Electric Utilities 3,167,878 – – 3,167,878
Electrical Equipment 733,389 – – 733,389
Electronic Equipment, Instruments &
Components 8,096,421 – – 8,096,421
Energy Equipment & Services 1,494,720 – – 1,494,720
Equity Real Estate Investment Trusts
(REITs) 21,647,813 – – 21,647,813
Food & Staples Retailing 1,833,546 – – 1,833,546
Food Products 3,915,221 – – 3,915,221
Gas Utilities 4,443,086 – – 4,443,086
Health Care Equipment & Supplies 19,098,617 – – 19,098,617
Health Care Providers & Services 4,331,782 – – 4,331,782
Health Care Technology 10,115,772 – – 10,115,772
Hotels, Restaurants & Leisure 8,267,032 – – 8,267,032
Household Durables 1,907,730 – – 1,907,730
Independent Power and Renewable
Electricity Producers 353,970 – – 353,970
Insurance 18,768,365 – – 18,768,365
Interactive Media & Services 3,016,135 – – 3,016,135
Internet & Direct Marketing Retail 1,121,194 – – 1,121,194
IT Services 7,767,284 – – 7,767,284
Leisure Products 4,085,158 – – 4,085,158
Life Sciences Tools & Services 9,370,664 – – 9,370,664
Machinery 19,779,244 – – 19,779,244
Marine 918,290 – – 918,290
Media 3,720,641 – – 3,720,641
Metals & Mining 2,204,723 – – 2,204,723
Multiline Retail 2,215,502 – – 2,215,502
Oil, Gas & Consumable Fuels 21,418,022 – – 21,418,022
Paper & Forest Products 1,755,231 – – 1,755,231
Personal Products 473,824 – – 473,824
Pharmaceuticals 3,652,512 – – 3,652,512
Professional Services 4,669,367 – – 4,669,367
Real Estate Management & Development 4,122,885 – – 4,122,885
Road & Rail 7,115,484 – – 7,115,484
Semiconductors & Semiconductor
Equipment 16,856,919 – – 16,856,919
Software 25,561,644 – – 25,561,644
Specialty Retail 10,327,137 – – 10,327,137

NVIT Multi-Manager Small Company Fund - September 30, 2021 (Unaudited) - Statement of Investments - 83
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Technology Hardware, Storage &
Peripherals $ 1,909,508 $ – $ – $ 1,909,508
Textiles, Apparel & Luxury Goods 1,976,494 – – 1,976,494
Thrifts & Mortgage Finance 6,872,511 – – 6,872,511
Trading Companies & Distributors 13,788,487 – – 13,788,487
Wireless Telecommunication Services 3,561,446 – – 3,561,446
Total Common Stocks $ 416,584,889 $ – $ – $ 416,584,889
Corporate Bonds – – – –
Preferred Stock – – – –
Repurchase Agreements – 6,283,394 – 6,283,394
Rights – – – –
Total $ 416,584,889 $ 6,283,394 $ – $ 422,868,283
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended September 30, 2021, the Fund held two corporate bonds, three common stocks, one preferred stock and two rights investments that were categorized as Level 3 investment which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

84 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly, NVIT
Newton Sustainable U.S. Equity Fund)
Common Stocks 98.8%
Shares Value ($)
Banks 8.2%
Citigroup, Inc. 48,831 3,426,960
First Republic Bank 19,157 3,695,002
JPMorgan Chase & Co. 23,160 3,791,060
10,913,022
Beverages 2.7%
PepsiCo, Inc. 23,842 3,586,075
Capital Markets 2.7%
Goldman Sachs Group, Inc.
(The) 9,644 3,645,721
Chemicals 4.8%
Albemarle Corp. 19,236 4,212,107
Ecolab, Inc. 10,274 2,143,362
6,355,469
Diversified Telecommunication Services 1.1%
Verizon Communications, Inc. 25,905 1,399,129
Electric Utilities 1.7%
Eversource Energy 27,481 2,246,847
Electronic Equipment, Instruments & Components 2.2%
TE Connectivity Ltd. 21,758 2,985,633
Food & Staples Retailing 2.6%
Costco Wholesale Corp. 7,626 3,426,743
Food Products 0.2%
Beyond Meat, Inc.* 2,867 301,780
Health Care Equipment & Supplies 8.9%
Abbott Laboratories 33,490 3,956,174
Cooper Cos., Inc. (The) 8,865 3,663,993
Medtronic plc 34,166 4,282,708
11,902,875
Household Durables 2.6%
Lennar Corp., Class A 36,512 3,420,444
Interactive Media & Services 4.8%
Alphabet, Inc., Class A* 2,382 6,368,325
Internet & Direct Marketing Retail 9.1%
Amazon.com, Inc.* 2,438 8,008,928
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
eBay, Inc. 59,748 4,162,643
12,171,571
IT Services 8.5%
Accenture plc, Class A 17,086 5,466,153
Fidelity National Information
Services, Inc. 18,509 2,252,175
Mastercard , Inc., Class A 10,233 3,557,810
11,276,138
Multiline Retail 2.1%
Dollar General Corp. 13,032 2,764,609
Multi-Utilities 1.1%
CMS Energy Corp. 24,321 1,452,693
Pharmaceuticals 1.6%
Merck & Co., Inc. 28,013 2,104,056
Road & Rail 1.7%
Norfolk Southern Corp. 9,292 2,223,111
Semiconductors & Semiconductor Equipment 6.3%
Applied Materials, Inc. 25,383 3,267,554
QUALCOMM, Inc. 14,147 1,824,680
Texas Instruments, Inc. 17,292 3,323,695
8,415,929
Software 14.2%
Intuit, Inc. 8,341 4,500,053
Microsoft Corp. 34,038 9,595,993
salesforce.com, Inc.* 17,456 4,734,416
18,830,462
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc. 65,939 9,330,369
Textiles, Apparel & Luxury Goods 3.0%
NIKE, Inc., Class B 27,510 3,995,277
Trading Companies & Distributors 1.7%
Ferguson plc 16,677 2,311,813
Total Investments
(cost $85,666,934) — 98.8% 131,428,091
Other assets in excess of liabilities — 1.2% 1,657,035
NET ASSETS — 100.0%
$ 133,085,126
* Denotes a non-income producing security.

NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly, NVIT Newton Sustainable U.S. Equity Fund) - September 30, 2021 (Unaudit-
ed) - Statement of Investments - 85
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
.

86 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly, NVIT
Newton Sustainable U.S. Equity Fund)
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Banks $ 10,913,022 $ – $ – $ 10,913,022
Beverages 3,586,075 – – 3,586,075
Capital Markets 3,645,721 – – 3,645,721
Chemicals 6,355,469 – – 6,355,469
Diversified Telecommunication Services 1,399,129 – – 1,399,129
Electric Utilities 2,246,847 – – 2,246,847
Electronic Equipment, Instruments &
Components 2,985,633 – – 2,985,633
Food & Staples Retailing 3,426,743 – – 3,426,743
Food Products 301,780 – – 301,780
Health Care Equipment & Supplies 11,902,875 – – 11,902,875
Household Durables 3,420,444 – – 3,420,444
Interactive Media & Services 6,368,325 – – 6,368,325
Internet & Direct Marketing Retail 12,171,571 – – 12,171,571
IT Services 11,276,138 – – 11,276,138
Multiline Retail 2,764,609 – – 2,764,609
Multi-Utilities 1,452,693 – – 1,452,693
Pharmaceuticals 2,104,056 – – 2,104,056
Road & Rail 2,223,111 – – 2,223,111
Semiconductors & Semiconductor
Equipment 8,415,929 – – 8,415,929
Software 18,830,462 – – 18,830,462
Technology Hardware, Storage &
Peripherals 9,330,369 – – 9,330,369
Textiles, Apparel & Luxury Goods 3,995,277 – – 3,995,277
Trading Companies & Distributors – 2,311,813 – 2,311,813
Total Common Stocks $ 129,116,278 $ 2,311,813 $ – $ 131,428,091
Total $ 129,116,278 $ 2,311,813 $ – $ 131,428,091
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Real Estate Fund - September 30, 2021 (Unaudited) - Statement of Investments - 87
Common Stocks 99.1%
Shares Value ($)
Equity Real Estate Investment Trusts (REITs) 89.0%
Acadia Realty Trust 177,827 3,629,449
Alexandria Real Estate
Equities, Inc. 47,845 9,141,744
American Tower Corp. 46,580 12,362,798
AvalonBay Communities, Inc. 62,081 13,759,633
Brixmor Property Group, Inc. 458,189 10,130,559
Camden Property Trust 57,663 8,503,563
Douglas Emmett, Inc. 154,164 4,873,124
Equinix , Inc. 12,793 10,108,133
Extra Space Storage, Inc. 85,560 14,373,224
First Industrial Realty Trust,
Inc. 68,111 3,547,221
Healthpeak Properties, Inc. 143,653 4,809,502
Independence Realty Trust,
Inc. 33 6,719 6,852,232
Innovative Industrial
Properties, Inc. 16,135 3,729,928
Invitation Homes, Inc. 232,244 8,901,913
Kimco Realty Corp. 220,246 4,570,104
Life Storage, Inc. 80,498 9,236,340
Pebblebrook Hotel Trust 120,819 2,707,554
Phillips Edison & Co., Inc. 48,560 1,491,278
PotlatchDeltic Corp. 40,697 2,099,151
Prologis, Inc. 209,263 26,247,858
Public Storage 12,248 3,638,881
Retail Opportunity Investments
Corp. 235,912 4,109,587
Rexford Industrial Realty, Inc. 133,818 7,594,171
Ryman Hospitality Properties,
Inc.* 57,303 4,796,261
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
SBA Communications Corp. 22,064 7,293,696
Simon Property Group, Inc. 55,968 7,274,161
SL Green Realty Corp. 93,909 6,652,514
Sun Communities, Inc. 51,900 9,606,690
UDR, Inc. 203,168 10,763,841
VICI Properties, Inc. 284,992 8,096,623
Welltower , Inc. 174,168 14,351,443
245,253,176
Health Care Providers & Services 2.2%
Brookdale Senior Living, Inc.* 368,389 2,320,851
HCA Healthcare, Inc. 15,721 3,815,801
6,136,652
Hotels, Restaurants & Leisure 2.4%
Caesars Entertainment, Inc.* 26,593 2,985,862
Playa Hotels & Resorts NV* 434,819 3,604,649
6,590,511
Real Estate Management & Development 5.5%
Colliers International Group,
Inc. 46,295 5,912,335
Jones Lang LaSalle, Inc.* 22,616 5,610,803
Tricon Residential, Inc. 268,819 3,586,800
15,109,938
Total Investments
(cost $195,851,222) — 99.1% 273,090,277
Other assets in excess of liabilities — 0.9% 2,400,277
NET ASSETS — 100.0%
$ 275,490,554
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

88 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Real Estate Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 273,090,277 $ – $ – $ 273,090,277
Total $ 273,090,277 $ – $ – $ 273,090,277
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Wells Fargo Discovery Fund - September 30, 2021 (Unaudited) - Statement of Investments - 89
Common Stocks 98.8%
Shares Value ($)
ARGENTINA 2.9%
Internet & Direct Marketing Retail 2.9%
MercadoLibre , Inc. * 12,626 21,204,104
BRAZIL 0.8%
IT Services 0.8%
StoneCo Ltd., Class A * 168,630 5,854,834
CANADA 2.1%
Software 2.1%
Lightspeed Commerce, Inc. * 161,502 15,573,638
CHINA 0.4%
Biotechnology 0.4%
Zai Lab Ltd., ADR * 28,395 2,992,549
DENMARK 0.7%
Biotechnology 0.7%
Ascendis Pharma A/S, ADR * 34,329 5,471,699
INDIA 1.4%
IT Services 1.4%
WNS Holdings Ltd., ADR * 126,292 10,330,686
ISRAEL 0.5%
Internet & Direct Marketing Retail 0.5%
Global-e Online Ltd. *(a) 54,900 3,941,820
SWITZERLAND 0.4%
Biotechnology 0.4%
CRISPR Therapeutics AG * 27,108 3,034,198
UNITED STATES 89.6%
Aerospace & Defense 1.3%
Axon Enterprise, Inc. * 52,800 9,241,056
Banks 0.7%
Silvergate Capital Corp.,
Class A * 43,700 5,047,350
Biotechnology 4.4%
Mirati Therapeutics, Inc. * 27,814 4,920,575
Natera , Inc. * 110,335 12,295,732
ORIC Pharmaceuticals, Inc.
*(a) 127,494 2,665,900
Turning Point Therapeutics,
Inc. * 53,573 3,558,854
Twist Bioscience Corp. * 51,197 5,476,543
Zentalis Pharmaceuticals,
Inc. * 51,300 3,418,632
32,336,236
Building Products 1.8%
Trex Co., Inc. * 130,779 13,330,303
Capital Markets 1.4%
MarketAxess Holdings, Inc. 24,500 10,306,905
Commercial Services & Supplies 2.4%
Casella Waste Systems, Inc.,
Class A * 228,410 17,345,455
Diversified Consumer Services 2.5%
Chegg , Inc. *(a) 154,469 10,506,981
Mister Car Wash, Inc. * 429,664 7,841,368
18,348,349
Electrical Equipment 2.1%
Generac Holdings, Inc. * 37,670 15,394,599
Common Stocks
Shares Value ($)
UNITED STATES
Electronic Equipment, Instruments & Components 4.8%
Cognex Corp. 136,300 10,933,986
Novanta , Inc. * 66,339 10,249,376
Teledyne Technologies, Inc. * 33,489 14,386,204
35,569,566
Equity Real Estate Investment Trusts (REITs) 0.6%
Rexford Industrial Realty, Inc. 76,600 4,347,050
Health Care Equipment & Supplies 11.9%
ABIOMED, Inc. * 17,599 5,728,826
Align Technology, Inc. * 21,011 13,981,350
DexCom , Inc. *(a) 26,575 14,532,805
Figs, Inc., Class A *(a) 141,858 5,268,606
Heska Corp. *(a) 36,517 9,441,105
Inari Medical, Inc. * 143,644 11,649,528
Insulet Corp. * 36,798 10,459,096
Shockwave Medical, Inc. * 78,790 16,221,286
87,282,602
Health Care Providers & Services 7.5%
Amedisys , Inc. * 37,123 5,535,039
Chemed Corp. 19,821 9,219,144
Guardant Health, Inc. * 88,943 11,118,764
HealthEquity , Inc. *(a) 130,249 8,434,925
Oak Street Health, Inc. *(a) 168,028 7,146,231
Option Care Health, Inc. * 559,692 13,578,128
55,032,231
Health Care Technology 1.0%
Doximity , Inc., Class A * 58,908 4,753,876
Schrodinger, Inc. *(a) 48,400 2,646,512
7,400,388
Hotels, Restaurants & Leisure 3.5%
Chipotle Mexican Grill, Inc. * 8,525 15,494,358
Domino's Pizza, Inc. 21,221 10,121,568
25,615,926
Insurance 1.8%
Goosehead Insurance, Inc.,
Class A (a) 84,800 12,914,192
Interactive Media & Services 4.0%
Bumble, Inc., Class A *(a) 217,100 10,850,658
IAC/InterActiveCorp * 49,137 6,402,060
ZoomInfo Technologies, Inc.,
Class A * 199,800 12,225,762
29,478,480
Internet & Direct Marketing Retail 1.6%
Etsy, Inc. * 55,871 11,618,933
IT Services 10.2%
EPAM Systems, Inc. * 20,424 11,651,484
Globant SA * 59,574 16,740,890
MongoDB, Inc. * 54,491 25,693,050
Shift4 Payments, Inc., Class
A *(a) 115,200 8,930,304
Twilio , Inc., Class A * 36,793 11,738,807
74,754,535
Leisure Products 1.4%
Callaway Golf Co. * 383,409 10,593,591
Life Sciences Tools & Services 3.3%
10X Genomics, Inc., Class
A *(a) 73,689 10,727,645

90 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Wells Fargo Discovery Fund
Common Stocks
Shares Value ($)
UNITED STATES
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc.,
Class A * 18,096 13,498,711
24,226,356
Media 0.7%
Magnite , Inc. *(a) 174,033 4,872,924
Professional Services 1.3%
Clarivate plc * 444,936 9,744,098
Road & Rail 1.8%
Saia, Inc. * 56,264 13,392,520
Semiconductors & Semiconductor Equipment 4.1%
Enphase Energy, Inc. * 72,225 10,831,583
MKS Instruments, Inc. 79,132 11,941,811
Universal Display Corp. 43,342 7,409,748
30,183,142
Software 11.7%
Avalara, Inc. * 105,145 18,376,192
Bill.com Holdings, Inc. * 78,159 20,864,545
Black Knight, Inc. * 199,971 14,397,912
Crowdstrike Holdings, Inc.,
Class A * 47,460 11,664,719
Elastic NV * 103,628 15,439,536
Olo , Inc., Class A * 179,600 5,393,388
86,136,292
Trading Companies & Distributors 1.8%
SiteOne Landscape Supply,
Inc. * 67,478 13,459,837
657,972,916
Total Common Stocks
(cost $466,043,271) 726,376,444
Repurchase Agreements 1.4%
Principal
Amount ($)
Cantor Fitzgerald &
Co., 0.06%, dated
9/30/2021, due
10/1/2021, repurchase
price $6,257,005,
collateralized by U.S.
Government Agency
Securities, ranging from
0.44% - 6.00%, maturing
5/1/2024 - 7/20/2071;
total market value
$6,382,135.(b) 6,256,995 6,256,995
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets
Securities, Inc., 0.05%,
dated 9/28/2021, due
10/5/2021, repurchase
price $3,000,030,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 2.88%, maturing
10/15/2021 - 2/15/2031;
total market value
$3,060,009.(b) 3,000,000 3,000,000
Pershing LLC, 0.08%,
dated 9/30/2021, due
10/1/2021, repurchase
price $1,000,003,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.26%
- 8.50%, maturing
10/4/2021 - 8/20/2071;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $10,256,995) 10,256,995
Total Investments
(cost $476,300,266)   — 100.2% 736,633,439
Liabilities in excess of other assets
— (0.2)% (1,828,529)
NET ASSETS — 100.0%
$ 734,804,910

NVIT Wells Fargo Discovery Fund - September 30, 2021 (Unaudited) - Statement of Investments - 91
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $52,454,362, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $10,256,995 and by
$44,852,095 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.88%, and maturity dates ranging from 10/7/2021 –
11/15/2050, a total value of $55,109,090.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$10,256,995.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

92 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Wells Fargo Discovery Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT Wells Fargo Discovery Fund - September 30, 2021 (Unaudited) - Statement of Investments - 93
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 726,376,444 $ – $ – $ 726,376,444
Repurchase Agreements – 10,256,995 – 10,256,995
Total $ 726,376,444 $ 10,256,995 $ – $ 736,633,439
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Core Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 1
.
Asset-Backed Securities 20.4%
Principal
Amount ($) Value ($)
Airlines 2.4%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 7,114,710 7,193,784
American Airlines Pass-
Through Trust, Series
2017-1, Class B, 4.95%,
2/15/2025 2,121,000 2,126,417
British Airways Pass-Through
Trust
Series 2013-1, Class A,
4.63%, 6/20/2024(a) 5,218,862 5,507,157
Series 2021-1, Class B,
3.90%, 9/15/2031(a) 8,295,000 8,369,637
Series 2021-1, Class A,
2.90%, 3/15/2035(a) 2,865,000 2,878,848
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 5,951,968 5,927,639
32,003,482
Automobiles 0.1%
OneMain Direct Auto
Receivables Trust, Series
2018-1A, Class A, 3.43%,
12/16/2024(a) 1,818,107 1,822,211
Home Equity 0.7%
Newcastle Mortgage
Securities Trust, Series
2006-1, Class M2, 0.64%,
3/25/2036(b) 2,306,896 2,320,324
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.33%, 1/25/2036(b) 1,059,509 1,061,330
RASC Trust, Series 2005-
KS12, Class M2, 0.78%,
1/25/2036(b) 5,845,731 5,845,393
Structured Asset Investment
Loan Trust, Series 2004-
7, Class A7, 0.93%,
8/25/2034(b) 657,125 656,827
9,883,874
Other 17.2%
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(a) 10,994,338 11,629,054
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(a) 9,589,875 10,191,039
AMMC CLO 22 Ltd.
Series 2018-22A, Class A,
1.16%, 4/25/2031(a)(b) 11,500,000 11,476,448
Series 2018-22A, Class B,
1.58%, 4/25/2031(a)(b) 5,000,000 4,978,800
Apidos CLO XXII, Series
2015-22A, Class A1R,
1.19%, 4/20/2031(a)(b) 5,000,000 5,000,045
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Ares LVI CLO Ltd., Series
2020-56A, Class A1, 1.41%,
10/25/2031(a)(b) 2,050,000 2,050,000
ARES XLIV CLO Ltd.
Series 2017-44A, Class
A1R, 1.21%, 4/15/2034(a)
(b) 7,000,000 7,005,411
Series 2017-44A, Class
A3R1, 1.78%, 4/15/2034(a)
(b) 3,000,000 3,000,453
Bayview Opportunity Master
Fund IVa Trust
Series 2017-SPL5, Class
B2, 4.50%, 6/28/2057(a)(b) 5,297,400 5,434,597
Series 2017-SPL1, Class A,
4.00%, 10/28/2064(a)(b) 2,519,107 2,569,754
Bayview Opportunity Master
Fund IVb Trust, Series
2017-SPL2, Class A, 4.00%,
6/28/2054(a)(b) 2,817,385 2,940,286
Broad River Bsl Funding CLO
Ltd.
Series 2020-1A, Class AR,
1.30%, 7/20/2034(a)(b) 6,600,000 6,603,551
Series 2020-1A, Class BR,
1.83%, 7/20/2034(a)(b) 3,600,000 3,602,567
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class BR,
1.74%, 10/17/2034(a)(b) 6,500,000 6,496,743
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 596,447 620,270
CVS Pass-Through Trust,
6.94%, 1/10/2030 8,008,314 9,635,254
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR,
1.26%, 5/20/2034(a)(b) 6,600,000 6,604,283
Series 2020-77A, Class BR,
1.79%, 5/20/2034(a)(b) 3,550,000 3,552,844
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 946,433 968,961
FCI Funding LLC
Series 2019-1A, Class A,
3.63%, 2/18/2031(a) 318,794 322,356
Series 2021-1A, Class A,
1.13%, 4/15/2033(a) 2,166,174 2,167,497
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 2,648,872 2,782,269
Goodgreen , Series 2019-
2A, Class A, 2.76%,
4/15/2055(a) 5,311,021 5,423,517
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 484,511 509,491
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 2,435,659 2,532,690

2 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2014-2A, Class A,
3.99%, 9/21/2040(a) 838,950 872,028
Series 2015-3, Class A,
4.28%, 9/20/2041(a) 1,029,886 1,081,586
Invesco CLO Ltd.
Series 2021-2A, Class A,
1.20%, 7/15/2034(a)(b) 10,000,000 10,003,570
Series 2021-2A, Class B,
1.68%, 7/15/2034(a)(b) 3,200,000 3,201,702
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.08%, 7/17/2037(a)(b) 12,194,439 12,202,946
Magnetite XXVIII Ltd., Series
2020-28A, Class A, 1.40%,
10/25/2031(a)(b) 7,950,000 7,951,638
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 3,331,645 3,433,432
Neuberger Berman Loan
Advisers CLO 32 Ltd.
Series 2019-32A, Class AR,
1.12%, 1/20/2032(a)(b) 1,000,000 1,000,189
Series 2019-32A, Class BR,
1.53%, 1/20/2032(a)(b) 500,000 498,365
Neuberger Berman Loan
Advisers CLO 38 Ltd.
Series 2020-38A, Class A,
1.43%, 10/20/2032(a)(b) 7,800,000 7,800,000
Series 2020-38A, Class AR,
0.00%, 10/20/2035(a)(b) 6,950,000 6,950,000
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 4,380,000 4,383,206
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(a) 660,000 661,830
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,500,000 1,502,221
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 200,769
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 3,560,822 3,763,761
RR 1 LLC
Series 2017-1A, Class
A1AB, 1.23%, 7/15/2035(a)
(b) 9,300,000 9,311,690
Series 2017-1A, Class A2B,
1.68%, 7/15/2035(a)(b) 3,800,000 3,806,787
Towd Point Mortgage Trust,
Series 2018-6, Class A1,
3.75%, 3/25/2058(a)(b) 2,537,244 2,652,962
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 13,545,277 13,749,120
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 7,605,372 7,922,019
Wellman Park CLO Ltd.
Series 2021-1A, Class A,
1.23%, 7/15/2034(a)(b) 10,000,000 10,003,570
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2021-1A, Class B,
1.73%, 7/15/2034(a)(b) 3,200,000 3,201,702
234,253,273
Total Asset-Backed Securities
(cost $275,214,322)
277,962,840
Collateralized Mortgage Obligations 2.4%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 2,234,061 2,244,905
Chase Mortgage Finance
Corp.
Series 2016-SH1, Class M2,
3.75%, 4/25/2045(a)(b) 1,062,108 1,077,857
Series 2016-SH2, Class M2,
3.75%, 12/25/2045(a)(b) 5,891,459 6,009,209
Citigroup Mortgage Loan
Trust, Series 2015-A, Class
A1, 3.50%, 6/25/2058(a)(b) 102,547 103,088
FNMA REMICS
Series 2007-6, Class PA,
5.50%, 2/25/2037 84,402 91,548
Series 2009-78, Class BM,
4.00%, 6/25/2039 156,573 160,375
Mill City Mortgage Loan Trust,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 5,211,027 5,338,129
New Residential Mortgage
Loan Trust
Series 2014-2A, Class A3,
3.75%, 5/25/2054(a)(b) 679,838 717,130
Series 2016-4A, Class A1,
3.75%, 11/25/2056(a)(b) 1,288,652 1,379,571
Series 2017-1A, Class A1,
4.00%, 2/25/2057(a)(b) 1,197,939 1,281,000
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 838,971 882,037
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 3,212,614 3,374,057
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 1,451,305 1,540,774
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 6,111,058 6,600,355
Series 2019-3A, Class A1A,
3.75%, 11/25/2058(a)(b) 1,220,401 1,294,005
Total Collateralized Mortgage Obligations
(cost $31,353,488)
32,094,040

NVIT Core Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 3
Commercial Mortgage-Backed Securities 2.5%
Principal
Amount ($) Value ($)
AOA Mortgage Trust , Series
2015-1177, Class A, 2.96%,
12/13/2029(a) 5,000,000 4,999,328
Aventura Mall Trust , Series
2018-AVM, Class A, 4.25%,
7/5/2040(a)(b) 1,400,000 1,580,552
BB-UBS Trust , Series 2012-
SHOW, Class B, 3.88%,
11/5/2036(a) 5,000,000 5,255,300
Benchmark Mortgage Trust
Series 2019-B11, Class AS,
3.78%, 5/15/2052 1,550,000 1,719,357
Series 2019-B10, Class AM,
3.98%, 3/15/2062 1,400,000 1,564,882
CityLine Commercial
Mortgage Trust , Series
2016-CLNE, Class A,
2.87%, 11/10/2031(a)(b) 7,388,000 7,621,785
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2014-C18, Class
300B, 4.00%, 8/15/2031 10,500,000 11,005,321
Natixis Commercial Mortgage
Securities Trust , Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 850,000 933,937
Total Commercial Mortgage-Backed
Securities
(cost $33,512,028) 34,680,462
Corporate Bonds 38.9%
Aerospace & Defense 1.7%
Boeing Co. (The) ,
2.95%, 2/1/2030(c) 4,775,000 4,868,601
3.25%, 2/1/2035 2,000,000 1,999,816
Huntington Ingalls Industries,
Inc. ,
4.20%, 5/1/2030 3,980,000 4,492,289
L3Harris Technologies, Inc. ,
1.80%, 1/15/2031 4,000,000 3,859,953
Moog, Inc. ,
4.25%, 12/15/2027(a) 865,000 888,787
Raytheon Technologies Corp. ,
4.13%, 11/16/2028(c) 4,000,000 4,552,743
4.15%, 5/15/2045 2,000,000 2,352,921
23,015,110
Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026(a)(c) 1,000,000 1,009,050
Auto Components 0.0%
†
Allison Transmission, Inc. ,
4.75%, 10/1/2027(a) 440,000 457,600
Automobiles 1.1%
Daimler Finance North
America LLC ,
3.75%, 2/22/2028(a)(c) 1,000,000 1,112,049
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Daimler Finance North
America LLC,
3.10%, 8/15/2029(a) 3,550,000 3,795,664
Hyundai Capital America ,
2.38%, 10/15/2027(a) 5,080,000 5,148,721
1.80%, 1/10/2028(a)(c) 672,000 657,734
6.38%, 4/8/2030(a)(c) 1,730,000 2,221,513
Nissan Motor Co. Ltd. ,
4.81%, 9/17/2030(a) 2,450,000 2,755,518
15,691,199
Banks 4.2%
Bank of America Corp. ,
Series L, 3.95%, 4/21/2025 3,500,000 3,814,168
4.25%, 10/22/2026 3,000,000 3,376,783
Series L, 4.18%, 11/25/2027 4,000,000 4,459,015
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(d) 2,340,000 2,619,685
(SOFR + 1.53%), 1.90%,
7/23/2031(d) 2,500,000 2,410,692
(SOFR + 1.88%), 2.83%,
10/24/2051(d) 440,000 421,612
Citigroup, Inc. ,
4.45%, 9/29/2027 5,000,000 5,685,945
(SOFR + 3.91%), 4.41%,
3/31/2031(d) 3,250,000 3,752,636
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032 6,200,000 6,225,634
Cooperatieve Rabobank UA ,
4.63%, 12/1/2023 5,000,000 5,417,973
HSBC Holdings plc ,
4.38%, 11/23/2026 3,500,000 3,901,011
ING Groep NV ,
3.95%, 3/29/2027 5,000,000 5,601,917
(SOFR + 1.32%), 2.73%,
4/1/2032(d) 4,125,000 4,244,513
JPMorgan Chase & Co. ,
Series I, (ICE LIBOR USD
3 Month + 3.47%), 3.60%,
10/30/2021(c)(d)(e) 488,000 490,670
(SOFR + 1.51%), 2.53%,
11/19/2041(d) 1,850,000 1,751,915
PNC Financial Services
Group, Inc. (The) ,
3.45%, 4/23/2029 3,000,000 3,324,133
57,498,302
Beverages 0.9%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 4,350,000 4,771,174
4.90%, 2/1/2046 2,000,000 2,458,430
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050(c) 1,435,000 1,712,990
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 2,975,000 3,879,255
12,821,849

4 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology 0.5%
AbbVie, Inc. ,
3.20%, 11/21/2029 2,115,000 2,278,936
4.25%, 11/21/2049 1,350,000 1,599,011
Gilead Sciences, Inc. ,
4.80%, 4/1/2044 2,775,000 3,492,395
7,370,342
Building Products 0.5%
Carrier Global Corp. ,
2.72%, 2/15/2030 4,320,000 4,469,302
2.70%, 2/15/2031(c) 1,680,000 1,729,788
Johnson Controls International
plc ,
4.63%, 7/2/2044(f) 440,000 534,461
6,733,551
Capital Markets 3.0%
Credit Suisse Group AG ,
(ICE LIBOR USD 3
Month + 1.41%), 3.87%,
1/12/2029(a)(d) 3,000,000 3,274,301
(SOFR + 3.73%), 4.19%,
4/1/2031(a)(d) 1,000,000 1,120,049
(SOFR + 1.73%), 3.09%,
5/14/2032(a)(d) 2,920,000 2,985,776
FMR LLC ,
6.50%, 12/14/2040(a) 2,000,000 2,989,725
5.15%, 2/1/2043(a) 1,000,000 1,318,236
Moody's Corp. ,
3.25%, 5/20/2050 2,600,000 2,662,734
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(d) 5,000,000 5,483,188
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(d) 5,000,000 5,532,578
MSCI, Inc. ,
3.88%, 2/15/2031(a) 870,000 912,413
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 10,900,000 11,977,167
UBS Group AG ,
4.13%, 4/15/2026(a) 2,000,000 2,228,926
40,485,093
Chemicals 0.6%
CF Industries, Inc. ,
5.15%, 3/15/2034 860,000 1,052,021
Cytec Industries, Inc. ,
3.95%, 5/1/2025 5,750,000 6,150,032
Mosaic Co. (The) ,
5.63%, 11/15/2043 1,175,000 1,551,226
8,753,279
Commercial Services & Supplies 0.1%
Clean Harbors, Inc. ,
5.13%, 7/15/2029(a) 865,000 947,175
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Stericycle, Inc. ,
3.88%, 1/15/2029(a) 875,000 880,346
1,827,521
Communications Equipment 0.3%
Motorola Solutions, Inc. ,
5.50%, 9/1/2044(c) 2,435,000 3,172,689
Viasat , Inc. ,
5.63%, 4/15/2027(a)(c) 875,000 912,188
4,084,877
Consumer Finance 1.1%
Ford Motor Credit Co. LLC ,
4.00%, 11/13/2030 870,000 904,800
Navient Solutions LLC ,
0.00%, 10/3/2022(c)(g) 14,956,000 14,833,716
15,738,516
Containers & Packaging 0.8%
Ball Corp. ,
2.88%, 8/15/2030 860,000 834,738
Berry Global, Inc. ,
4.88%, 7/15/2026(a) 2,250,000 2,362,613
5.63%, 7/15/2027(a) 865,000 914,054
Crown Americas LLC ,
4.25%, 9/30/2026 435,000 466,272
Sealed Air Corp. ,
4.00%, 12/1/2027(a) 865,000 921,138
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 4,750,000 4,673,911
4.13%, 2/1/2028 875,000 899,062
11,071,788
Diversified Consumer Services 0.1%
Service Corp. International ,
3.38%, 8/15/2030 1,155,000 1,152,661
Diversified Financial Services 0.2%
GE Capital Funding LLC ,
4.55%, 5/15/2032 2,250,000 2,664,486
Diversified Telecommunication Services 1.1%
AT&T, Inc. ,
3.65%, 6/1/2051 6,920,000 7,051,393
CCO Holdings LLC ,
4.50%, 5/1/2032(c) 1,160,000 1,194,800
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 575,000 591,560
Verizon Communications, Inc. ,
2.55%, 3/21/2031 3,000,000 3,036,871
4.00%, 3/22/2050 3,345,000 3,801,536
15,676,160
Electric Utilities 3.4%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 7,525,000 8,514,307
Appalachian Power Co. ,
Series Z, 3.70%, 5/1/2050 2,805,000 3,053,094
Entergy Arkansas LLC ,
3.50%, 4/1/2026 4,880,000 5,328,673
4.00%, 6/1/2028 3,750,000 4,218,198

NVIT Core Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Evergy , Inc. ,
2.90%, 9/15/2029 3,505,000 3,678,395
Exelon Corp. ,
4.05%, 4/15/2030 695,000 787,663
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 2,000,000 2,202,535
2.75%, 3/1/2032(a) 170,000 174,148
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 6,000,000 6,724,097
NextEra Energy Operating
Partners LP ,
4.50%, 9/15/2027(a) 855,000 919,125
NRG Energy, Inc. ,
3.63%, 2/15/2031(a)(c) 865,000 849,646
Public Service Co. of
Colorado ,
2.90%, 5/15/2025 2,000,000 2,107,148
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(a) 5,500,000 5,800,242
5.63%, 2/15/2027(a) 920,000 952,255
4.30%, 7/15/2029(a) 1,403,000 1,495,256
46,804,782
Electrical Equipment 0.1%
Sensata Technologies BV ,
4.00%, 4/15/2029(a)(c) 800,000 814,360
Electronic Equipment, Instruments & Components 0.1%
Sensata Technologies, Inc. ,
3.75%, 2/15/2031(a) 865,000 870,917
Energy Equipment & Services 0.5%
Helmerich & Payne, Inc. ,
4.65%, 3/15/2025 1,200,000 1,325,298
Schlumberger Holdings Corp. ,
4.00%, 12/21/2025(a) 321,000 353,744
3.90%, 5/17/2028(a) 4,389,000 4,838,176
6,517,218
Entertainment 0.3%
Walt Disney Co. (The) ,
2.65%, 1/13/2031(c) 3,500,000 3,653,465
Equity Real Estate Investment Trusts (REITs) 3.9%
Corporate Office Properties
LP ,
2.25%, 3/15/2026 3,730,000 3,821,414
2.75%, 4/15/2031 4,750,000 4,798,181
Crown Castle International
Corp. ,
4.15%, 7/1/2050 1,290,000 1,464,588
Lexington Realty Trust ,
2.70%, 9/15/2030(c) 5,000,000 5,059,853
Piedmont Operating
Partnership LP ,
4.45%, 3/15/2024 9,050,000 9,677,520
2.75%, 4/1/2032 985,000 968,285
Sabra Health Care LP ,
3.20%, 12/1/2031 4,855,000 4,756,079
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Spirit Realty LP ,
2.10%, 3/15/2028 3,500,000 3,481,807
4.00%, 7/15/2029(c) 4,750,000 5,262,277
Sun Communities Operating
LP ,
2.30%, 11/1/2028 4,226,000 4,233,843
VEREIT Operating
Partnership LP ,
2.85%, 12/15/2032 4,750,000 4,934,581
Welltower , Inc. ,
2.80%, 6/1/2031 4,750,000 4,893,075
53,351,503
Food & Staples Retailing 0.4%
CVS Pass-Through Trust ,
6.04%, 12/10/2028 4,350,897 5,077,451
Food Products 1.2%
Cargill, Inc. ,
3.25%, 5/23/2029(a) 6,050,000 6,549,336
Grupo Bimbo SAB de CV ,
4.00%, 9/6/2049(a) 580,000 628,101
Ingredion, Inc. ,
3.90%, 6/1/2050 2,315,000 2,611,179
J M Smucker Co. (The) ,
3.55%, 3/15/2050 2,245,000 2,420,024
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 2,975,000 3,620,857
Lamb Weston Holdings, Inc. ,
4.88%, 5/15/2028(a) 870,000 956,348
16,785,845
Health Care Equipment & Supplies 0.2%
Boston Scientific Corp. ,
4.70%, 3/1/2049 2,050,000 2,619,101
Health Care Providers & Services 0.8%
CVS Health Corp. ,
4.25%, 4/1/2050 115,000 135,417
Dignity Health ,
3.13%, 11/1/2022 6,000,000 6,162,710
3.81%, 11/1/2024 4,000,000 4,314,662
HCA, Inc. ,
3.50%, 9/1/2030 860,000 911,076
11,523,865
Health Care Technology 0.1%
IQVIA, Inc. ,
5.00%, 5/15/2027(a) 870,000 903,652
Hotels, Restaurants & Leisure 0.2%
International Game
Technology plc ,
5.25%, 1/15/2029(a) 870,000 929,830
KFC Holding Co. ,
4.75%, 6/1/2027(a) 870,000 908,289
MGM Resorts International ,
5.50%, 4/15/2027 880,000 954,800
2,792,919

6 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Household Durables 0.1%
Newell Brands, Inc. ,
5.87%, 4/1/2036(f) 865,000 1,074,373
Independent Power and Renewable Electricity Producers
0.1%
Calpine Corp. ,
4.50%, 2/15/2028(a) 865,000 882,300
Industrial Conglomerates 0.1%
General Electric Co. ,
5.40%, 5/15/2022 1,125,000 1,156,114
Insurance 0.7%
MassMutual Global Funding II ,
1.55%, 10/9/2030(a) 2,000,000 1,916,818
Metropolitan Life Global
Funding I ,
3.45%, 12/18/2026(a)(c) 7,500,000 8,247,375
10,164,193
IT Services 0.2%
Global Payments, Inc. ,
4.15%, 8/15/2049(c) 2,290,000 2,570,834
Life Sciences Tools & Services 0.1%
Charles River Laboratories
International, Inc. ,
4.00%, 3/15/2031(a) 860,000 901,048
Machinery 0.1%
Amsted Industries, Inc. ,
4.63%, 5/15/2030(a) 870,000 893,925
Media 1.1%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 2,000,000 2,526,586
3.70%, 4/1/2051 1,250,000 1,217,030
Comcast Corp. ,
2.65%, 2/1/2030 2,555,000 2,665,620
2.94%, 11/1/2056(a) 5,432,000 5,130,991
CSC Holdings LLC ,
3.38%, 2/15/2031(a) 860,000 799,800
Discovery Communications
LLC ,
5.30%, 5/15/2049 1,000,000 1,249,227
Sirius XM Radio, Inc. ,
5.00%, 8/1/2027(a)(c) 860,000 898,700
14,487,954
Metals & Mining 0.0%
†
Glencore Funding LLC ,
1.63%, 9/1/2025(a) 420,000 421,383
Multi-Utilities 1.6%
Black Hills Corp. ,
3.95%, 1/15/2026 6,890,000 7,514,757
3.05%, 10/15/2029 1,350,000 1,429,880
Dominion Energy, Inc. ,
Series A, 4.60%, 3/15/2049 3,500,000 4,350,893
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 7,000,000 7,670,043
3.25%, 6/15/2026 1,250,000 1,340,958
22,306,531
Oil, Gas & Consumable Fuels 2.6%
Aker BP ASA ,
3.75%, 1/15/2030(a) 5,500,000 5,888,555
Apache Corp. ,
4.38%, 10/15/2028(c) 875,000 946,094
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051(c) 1,800,000 1,701,891
Cheniere Energy Partners LP ,
3.25%, 1/31/2032(a) 38,000 38,125
Continental Resources, Inc. ,
4.38%, 1/15/2028(c) 865,000 956,906
DCP Midstream Operating LP ,
5.38%, 7/15/2025 435,000 480,675
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 725,000 1,143,258
Energy Transfer LP ,
6.50%, 2/1/2042 2,350,000 3,053,174
Exxon Mobil Corp. ,
3.45%, 4/15/2051 2,250,000 2,392,713
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 450,000 573,206
3.25%, 8/1/2050(c) 395,000 380,735
Marathon Oil Corp. ,
6.60%, 10/1/2037 1,200,000 1,587,453
MPLX LP ,
5.50%, 2/15/2049 1,270,000 1,609,834
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 5,400,000 5,532,860
ONEOK, Inc. ,
7.15%, 1/15/2051 2,000,000 2,895,169
Sabine Pass Liquefaction
LLC ,
4.50%, 5/15/2030 2,140,000 2,466,585
Targa Resources Partners LP ,
5.38%, 2/1/2027 865,000 896,313
Valero Energy Corp. ,
4.00%, 4/1/2029(c) 765,000 841,030
4.90%, 3/15/2045 600,000 721,671
Valero Energy Partners LP ,
4.50%, 3/15/2028 320,000 361,247
Williams Cos., Inc. (The) ,
5.75%, 6/24/2044(c) 1,025,000 1,350,073
35,817,567
Pharmaceuticals 0.6%
Bristol-Myers Squibb Co. ,
4.25%, 10/26/2049 1,800,000 2,232,676
Catalent Pharma Solutions,
Inc. ,
3.13%, 2/15/2029(a) 575,000 564,621
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 2,100,000 2,265,199

NVIT Core Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Takeda Pharmaceutical Co.
Ltd. ,
3.18%, 7/9/2050 2,385,000 2,416,905
Teva Pharmaceutical Finance
Netherlands III BV ,
3.15%, 10/1/2026(c) 900,000 861,750
8,341,151
Road & Rail 1.1%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 6,500,000 6,908,158
4.25%, 11/1/2029(a) 3,530,000 3,876,934
2.45%, 8/12/2031(a) 830,000 815,920
Union Pacific Corp. ,
3.84%, 3/20/2060 2,800,000 3,212,411
14,813,423
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc. ,
2.60%, 2/15/2033(a) 1,000,000 960,588
Software 0.7%
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 855,000 878,512
Oracle Corp. ,
2.88%, 3/25/2031 2,500,000 2,572,494
3.60%, 4/1/2050 2,375,000 2,377,846
PTC, Inc. ,
4.00%, 2/15/2028(a) 855,000 877,444
VMware, Inc. ,
1.80%, 8/15/2028 2,435,000 2,398,875
9,105,171
Specialty Retail 0.5%
Lowe's Cos., Inc. ,
1.70%, 10/15/2030(c) 6,750,000 6,453,544
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc. ,
2.45%, 8/4/2026 4,000,000 4,232,491
HP, Inc. ,
3.40%, 6/17/2030(c) 1,000,000 1,063,856
5,296,347
Textiles, Apparel & Luxury Goods 0.1%
Hanesbrands, Inc. ,
4.63%, 5/15/2024(a) 870,000 917,224
Thrifts & Mortgage Finance 0.5%
BPCE SA ,
4.00%, 9/12/2023(a) 3,000,000 3,190,341
5.70%, 10/22/2023(a) 3,000,000 3,289,174
6,479,515
Trading Companies & Distributors 0.3%
GATX Corp. ,
1.90%, 6/1/2031 2,000,000 1,900,056
4.50%, 3/30/2045 1,315,000 1,504,049
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
United Rentals North America,
Inc. ,
3.88%, 2/15/2031 860,000 881,500
4,285,605
Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc. ,
2.88%, 2/15/2031 1,000,000 1,008,500
3.50%, 4/15/2031 1,145,000 1,207,556
3.30%, 2/15/2051 3,960,000 3,828,783
6,044,839
Total Corporate Bonds
(cost $509,633,756)
531,140,091
Loan Participation 0.1%
Electrical Equipment 0.1%
Sensata Technologies B.V.,
Term Loan, (ICE LIBOR
USD 1 Month + 1.75%),
1.84%, 9/20/2026 (d) 999,432 998,602
0
Total Loan Participation
(cost $1,001,000) 998,602
Mortgage-Backed Securities 19.9%
FHLMC UMBS Pool
Pool# SB8000
3.00%, 7/1/2034 6,441,556 6,797,092
Pool# SB8083
1.50%, 1/1/2036 17,814,215 18,006,794
Pool# SB8088
1.50%, 2/1/2036 22,462,963 22,700,933
Pool# SD8018
4.00%, 10/1/2049 3,190,796 3,414,744
Pool# SD8080
2.00%, 6/1/2050 4,106,961 4,121,098
Pool# SD8079
2.00%, 7/1/2050 10,445,341 10,481,296
Pool# SD8084
3.00%, 8/1/2050 12,206,710 12,766,359
FNMA Pool
Pool# 464969
6.34%, 4/1/2028 2,319,352 2,721,920
Pool# 468516
5.17%, 6/1/2028 842,344 936,740
Pool# AM7073
6.41%, 1/1/2030 1,489,555 1,778,726
Pool# 468127
5.70%, 5/1/2041 1,127,623 1,313,857
Pool# AN0360
3.95%, 12/1/2045 10,000,000 11,696,028
FNMA UMBS Pool
Pool# AR9398
3.50%, 6/1/2043 1,127,513 1,227,881
Pool# BC0180
4.00%, 1/1/2046 3,274,903 3,577,998

8 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS7908
3.00%, 9/1/2046 6,887,337 7,276,365
Pool# AS8483
3.00%, 12/1/2046 2,941,108 3,120,241
Pool# MA2863
3.00%, 1/1/2047 9,248,636 9,774,802
Pool# AS8784
3.00%, 2/1/2047 3,053,489 3,225,677
Pool# BE7557
3.50%, 2/1/2047 5,818,744 6,243,994
Pool# BM2003
4.00%, 10/1/2047 5,374,040 5,811,193
Pool# BJ3716
3.50%, 12/1/2047 3,226,957 3,435,327
Pool# MA3210
3.50%, 12/1/2047 1,308,064 1,392,961
Pool# BM3355
3.50%, 2/1/2048 2,066,036 2,195,252
Pool# CA1532
3.50%, 4/1/2048 6,889,510 7,334,800
Pool# CA2208
4.50%, 8/1/2048 1,843,175 1,998,666
Pool# CA2469
4.00%, 10/1/2048 3,271,606 3,508,124
Pool# MA3745
3.50%, 8/1/2049 8,061,398 8,511,725
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 10/25/2051 15,000,000 14,571,090
2.00%, 10/25/2051 45,000,000 45,121,290
2.50%, 10/25/2051 45,000,000 46,397,461
Total Mortgage-Backed Securities
(cost $268,605,883)
271,460,434
Municipal Bonds 1.4%
California 0.4%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 3,885,000 5,758,061
District of Columbia 1.0%
Metropolitan Washington
Airports Authority, RB
Series D, 7.46%, 10/1/2046 6,000,000 10,449,750
Series D, 8.00%, 10/1/2047 2,000,000 3,518,159
13,967,909
Total Municipal Bonds
(cost $14,218,948)
19,725,970
Purchased Option 0.0%
†
Number of
Contracts Value ($)
Put Option 0.0%
†
Future Interest Rate Options 0.0%
†
U.S. Treasury 30 Year Bond
10/22/2021 at
USD
159.00,
American Style, Notional
Amount:
USD
17,500,000
Exchange Traded 175 229,688
0
Total Purchased Option
(cost $145,636) 229,688
U.S. Government Agency Security 1.3%
Principal
Amount ($)
Tennessee Valley Authority,
5.88%, 4/1/2036(c) 11,793,000 17,273,764
Total U.S. Government Agency Security
(cost $13,995,978)
17,273,764
U.S. Treasury Obligations 15.8%
U.S. Treasury Bonds, 7.13%,
2/15/2023 1,000,000 1,095,547
U.S. Treasury Notes
0.13%, 10/15/2023 4,000,000 3,985,625
0.25%, 3/15/2024 (c) 15,000,000 14,947,851
0.38%, 4/15/2024 19,000,000 18,978,477
0.25%, 6/15/2024 (c) 30,000,000 29,833,593
2.63%, 1/31/2026 (c) 11,000,000 11,822,422
1.25%, 3/31/2028 81,000,000 81,003,164
1.50%, 2/15/2030 (c) 53,000,000 53,337,461
Total U.S. Treasury Obligations
(cost $217,250,719)
215,004,140
Repurchase Agreements 1.2%
Cantor Fitzgerald & Co.
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$1,928,531, collateralized
by U.S. Government
Agency Securities,
ranging from 0.44% -
6.00%, maturing 5/1/2024
- 7/20/2071; total market
value $1,967,098. (h) 1,928,528 1,928,528

NVIT Core Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 9
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$5,000,009, collateralized
by U.S. Government
Treasury Securities,
0.00%, maturing
8/15/2027 - 11/15/2050;
total market value
$5,102,049. (h) 5,000,000 5,000,000
NatWest Markets Securities,
Inc.
0.05%, dated 9/28/2021,
due 10/5/2021,
repurchase price
$3,000,030, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.25%
- 2.88%, maturing
10/15/2021 - 5/15/2031;
total market value
$3,060,009. (h) 3,000,000 3,000,000
NatWest Markets Securities,
Inc.
0.05%, dated 9/30/2021,
due 10/7/2021,
repurchase price
$5,000,049, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.25%
- 3.88%, maturing
4/15/2024 - 2/15/2044;
total market value
$5,100,008. (h) 5,000,000 5,000,000
Pershing LLC
0.08%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$2,000,005, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.26% - 8.50%, maturing
10/4/2021 - 8/20/2071;
total market value
$2,040,001. (h) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $16,928,528)
16,928,528
Total Investments
(cost $1,381,860,286) — 103.9%
1,417,498,559
Liabilities in excess of other
assets — (3.9)% (53,521,534)
NET ASSETS — 100.0%
$ 1,363,977,025
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2021 was $462,773,304 which represents 33.93% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2021.
(c) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $114,784,855, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $16,928,528 and by
$100,914,254 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 10/7/2021 –
8/15/2051, a total value of $117,842,782.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2021.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2021.
The maturity date reflects the next call date.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2021.
(g) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$16,928,528.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

10 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Core Bond Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of September 30, 2021
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
37-V1 1.00 Quarterly 12/20/2026 0.53
USD
40,000,000 (976,860) 4,934 (971,926)
(976,860) 4,934 (971,926)
As of September 30, 2021, the Fund had $490,750 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

NVIT Core Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 11
Futures contracts outstanding as of September 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 1,495 12/2021 USD 238,032,032 (3,865,317)
U.S. Treasury Ultra Bond 175 12/2021 USD 33,435,937 (113,701)
(3,979,018)
Short Contracts
U.S. Treasury 5 Year Note (93) 12/2021 USD (11,415,023) (15,691)
U.S. Treasury 10 Year Note (859) 12/2021 USD (113,052,453) (75,678)
U.S. Treasury 10 Year Ultra Note (1,222) 12/2021 USD (177,495,500) 2,479,316
2,387,947
(1,591,071)
As of September 30, 2021, the Fund had $3,298,801 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
Written Put Options Contracts as of September 30, 2021 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
U.S. Treasury 30 Year Bond Exchange Traded 175 USD 17,500,000 USD 155.00 10/22/2021 (41,016)
(41,016)
Total Written Options Contracts (Premiums Received ($43,242)) (41,016)
Currency:
USD United States dollar

12 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Core Bond Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 277,962,840 $ – $ 277,962,840
Collateralized Mortgage Obligations – 32,094,040 – 32,094,040
Commercial Mortgage-Backed Securities – 34,680,462 – 34,680,462
Corporate Bonds – 531,140,091 – 531,140,091
Credit Default Swaps* – 4,934 – 4,934
Futures Contracts 2,479,316 – – 2,479,316
Loan Participation – 998,602 – 998,602
Mortgage-Backed Securities – 271,460,434 – 271,460,434
Municipal Bonds – 19,725,970 – 19,725,970
Purchased Option 229,688 – – 229,688
Repurchase Agreements – 16,928,528 – 16,928,528

NVIT Core Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 13
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the
values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against
changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with
buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
Level 1 Level 2 Level 3 Total
Assets:
U.S. Government Agency Security $ – $ 17,273,764 $ – $ 17,273,764
U.S. Treasury Obligations – 215,004,140 – 215,004,140
Total Assets $ 2,709,004 $ 1,417,273,805 $ – $ 1,419,982,809
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (4,070,387) $ – $ – $ (4,070,387)
Options Written (41,016) – – (41,016)
Total Liabilities $ (4,111,403) $ – $ – $ (4,111,403)
Total $ (1,402,399) $ 1,417,273,805 $ – $ 1,415,871,406
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

14 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Core Bond Fund
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts during the period ended September
30, 2021 . Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty
or traded through a futures commission merchant and cleared
through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized
to expose the Fund’s cash holdings to the investment
characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create
synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the
Fund receives from the counterparty a periodic stream of
payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the
notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

NVIT Core Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 15
Credit default swap agreements on credit indices involve
one party making a stream of payments to another party in
exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.
A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits
that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities.
Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of
credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of September 30, 2021 are
disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The
Fund is required to interface with the CCP through a broker.
Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily
change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts.
Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.

16 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Core Bond Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
Assets: Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 229,688
Swap Contracts(a)
Credit risk
Receivable/payable for variation margin on centrally
cleared swap contracts 4,934
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 2,479,316
Total $ 2,713,938
Liabilities:
Written Options
Interest rate risk Written options, at value $ (41,016)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (4,070,387)
Total $ (4,111,403)
(a)
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation /( depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Amundi Multi Sector Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 17
Asset-Backed Securities 6.9%
Principal
Amount ($) Value ($)
Airlines 0.9%
Air Canada Pass-Through
Trust, Series 2020-2, Class
A, 5.25%, 4/1/2029(a) 1,162,064 1,254,381
Alaska Airlines Pass-Through
Trust, Series 2020-1, Class
A, 4.80%, 8/15/2027(a) 746,506 831,256
British Airways Pass-Through
Trust, Series 2020-1, Class
B, 8.38%, 11/15/2028(a) 189,603 222,617
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 333,527 353,186
2,661,440
Automobiles 1.6%
CIG Auto Receivables Trust,
Series 2019-1A, Class D,
4.85%, 5/15/2026(a) 1,150,000 1,175,015
Foursight Capital Automobile
Receivables Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(a) 600,000 598,385
Series 2021-2, Class F,
4.19%, 2/15/2029(a) 490,000 488,758
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(a) 1,560,000 1,557,031
Series 2021-3, Class F,
3.69%, 2/26/2029(a) 1,000,000 995,480
4,814,669
Credit Card 0.4%
Continental Credit Card ABS
LLC, Series 2019-1A, Class
C, 6.16%, 8/15/2026(a) 1,200,000 1,248,384
Other 4.0%
Amur Equipment Finance
Receivables VI LLC, Series
2018-2A, Class E, 5.45%,
11/20/2023(a) 300,000 302,516
Blackbird Capital Aircraft,
Series 2021-1A, Class B,
3.45%, 7/15/2046(a) 2,387,500 2,399,867
MF1 Ltd., Series 2021-
FL7, Class D, 2.64%,
10/18/2036(a)(b) 1,600,000 1,599,998
Progress Residential Trust
Series 2020-SFR2, Class E,
5.12%, 6/17/2037(a) 730,000 769,050
Series 2021-SFR8, Class G,
4.01%, 10/17/2038(a) 2,100,000 2,109,290
Series 2021-SFR7, Class F,
3.83%, 8/17/2040(a) 1,710,000 1,687,544
Race Point VIII CLO Ltd.,
Series 2013-8A, Class CR2,
2.18%, 2/20/2030(a)(b) 650,000 650,233
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Sierra Timeshare Receivables
Funding LLC, Series
2019-1A, Class D, 4.75%,
1/20/2036(a) 301,863 307,680
Symphony CLO XXII Ltd.,
Series 2020-22A, Class C,
2.28%, 4/18/2033(a)(b) 400,000 400,725
Tricon American Homes,
Series 2020-SFR1, Class F,
4.88%, 7/17/2038(a) 980,000 1,034,733
York CLO-4 Ltd., Series
2016-2A, Class CR, 2.28%,
4/20/2032(a)(b) 1,000,000 1,000,083
12,261,719
Total Asset-Backed Securities
(cost $20,602,802)
20,986,212
Collateralized Mortgage Obligations 15.9%
Angel Oak Mortgage Trust I
LLC, Series 2019-2, Class
B2, 6.29%, 3/25/2049(a)(b) 2,250,000 2,283,438
Bellemeade Re Ltd.
Series 2019-1A, Class B1,
4.09%, 3/25/2029(a)(b) 880,000 879,999
Series 2020-4A, Class B1,
5.09%, 6/25/2030(a)(b) 295,000 295,001
Series 2020-2A, Class B1,
8.59%, 8/26/2030(a)(b) 800,000 870,415
Bellemeade RE Ltd., Series
2021-3A, Class B1, 3.90%,
9/25/2031(a)(b) 2,100,000 2,105,670
Connecticut Avenue Securities
Trust, Series 2019-
HRP1, Class B1, 9.34%,
11/25/2039(a)(b) 4,100,000 4,355,342
Eagle RE Ltd.
Series 2019-1, Class B1,
4.59%, 4/25/2029(a)(b) 2,850,000 2,936,602
Series 2020-2, Class B1,
7.09%, 10/25/2030(a)(b) 1,360,000 1,395,661
Farmer Mac Agricultural
Real Estate Trust, Series
2021-1, Class B, 1.00%,
1/25/2051(a)(b) 725,000 625,312
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class
B2, 5.05%, 8/25/2033(a)(b) 1,775,000 1,829,196
Series 2021-HQA3, Class
B2, 6.30%, 9/25/2041(a)(b) 1,680,000 1,694,560
Series 2020-DNA5, Class
B2, 11.55%, 10/25/2050(a)
(b) 700,000 923,527
Series 2020-DNA6, Class
B2, 5.70%, 12/25/2050(a)(b) 2,115,000 2,294,245
Series 2021-DNA1, Class
B2, 4.80%, 1/25/2051(a)(b) 1,665,000 1,702,321

18 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
FHLMC STACR Trust, Series
2018-HQA2, Class B2,
11.09%, 10/25/2048(a)(b) 2,800,000 3,313,432
FHLMC Structured Agency
Credit Risk Debt Notes,
Series 2020-HQA5, Class
B2, 7.45%, 11/25/2050(a)(b) 1,140,000 1,354,768
Flagstar Mortgage Trust,
Series 2021-4, Class AX1,
IO, 0.22%, 6/1/2051(a)(b) 97,305,032 835,500
GNMA REMICS
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 2,684,411 388,306
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 1,454,628 193,910
Home RE Ltd.
Series 2020-1, Class M2,
5.34%, 10/25/2030(a)(b) 1,150,000 1,195,999
Series 2020-1, Class B1,
7.09%, 10/25/2030(a)(b) 300,000 310,271
Series 2021-2, Class M2,
3.30%, 1/25/2034(a)(b) 1,500,000 1,512,144
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.24%,
7/25/2051(a)(b) 34,013,933 326,612
JP Morgan Mortgage Trust
Series 2021-10, Class AX1,
IO, 0.00%, 12/25/2051(a)(b) 62,000,000 338,365
Series 2021-8, Class AX1,
IO, 0.14%, 12/25/2051(a)(b) 56,765,676 309,804
Mortgage Insurance-Linked
Notes, Series 2021-3, Class
B1, 5.00%, 2/25/2034(a)(b) 910,000 919,086
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
4.44%, 7/25/2029(a)(b) 3,270,000 3,317,396
Radnor RE Ltd., Series
2021-1, Class M2, 3.20%,
12/27/2033(a)(b) 2,450,000 2,449,999
STACR Trust, Series 2018-
HRP2, Class B2, 10.59%,
2/25/2047(a)(b) 2,000,000 2,314,321
Traingle Re Ltd., Series
2020-1, Class B1, 7.84%,
10/25/2030(a)(b) 250,000 261,947
Verus Securitization Trust
Series 2019-INV2, Class
B1, 4.45%, 7/25/2059(a)(b) 850,000 864,554
Series 2020-INV1, Class
B1, 5.75%, 3/25/2060(a)(b) 100,000 105,491
Series 2020-INV1, Class
B2, 6.00%, 3/25/2060(a)(b) 110,000 113,828
Series 2020-2, Class M1,
5.36%, 5/25/2060(a)(b) 740,000 776,550
Series 2020-2, Class B1,
5.36%, 5/25/2060(a)(b) 350,000 361,843
Vista Point Securitization
Trust, Series 2020-1, Class
B1, 5.38%, 3/25/2065(a)(b) 970,000 1,003,376
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
ZH Trust, Series 2021-
2, Class B, 3.51%,
10/17/2027(a) 1,880,000 1,879,996
Total Collateralized Mortgage Obligations
(cost $46,182,124)
48,638,787
Commercial Mortgage-Backed Securities 7.0%
BAMLL Commercial Mortgage
Securities Trust , Series
2021-JACX, Class E,
3.85%, 9/15/2038(a)(b) 965,000 964,997
BX Commercial Mortgage
Trust , Series 2021-
VOLT, Class F, 2.50%,
9/15/2036(a)(b) 1,000,000 1,001,254
COMM Mortgage Trust
Series 2015-CR26, Class D,
3.63%, 10/10/2048(b) 3,000,000 2,970,563
Series 2019-GC44, Class
D, 2.50%, 8/15/2057(a) 2,120,000 1,900,080
FHLMC Multifamily Structured
Credit Risk REMICS, Series
2021-MN1, Class M2,
3.80%, 1/25/2051(a)(b) 1,275,000 1,344,194
GS Mortgage Securities Corp.
II
Series 2021-IP, Class D,
0.00%, 10/15/2036(a)(b) 700,000 700,000
Series 2021-IP, Class E,
0.00%, 10/15/2036(a)(b) 300,000 300,000
JPMDB Commercial Mortgage
Securities Trust , Series
2016-C2, Class D, 3.51%,
6/15/2049(a)(b) 2,500,000 1,699,403
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
4.35%, 4/15/2048(a)(b) 2,000,000 1,662,807
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 3,057,349
Multifamily Connecticut
Avenue Securities Trust ,
Series 2019-01, Class CE,
8.84%, 10/15/2049(a)(b) 2,136,000 2,294,732
SLG Office Trust , Series
2021-OVA, Class E, 2.85%,
7/15/2041(a) 3,425,000 3,320,611
Total Commercial Mortgage-Backed
Securities
(cost $20,903,631) 21,215,990

NVIT Amundi Multi Sector Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 19
Common Stocks 0.3%
Shares Value ($)
Energy Equipment & Services 0.3%
FTS International, Inc.,
Class A * 35,187 865,600
Oil, Gas & Consumable Fuels 0.0%
†
Templar Energy LLC *^∞ 6,672 0
Paper & Forest Products 0.0%
†
Catalyst Paper Corp. *^∞ 344,368 0
Total Common Stocks
(cost $716,931)
865,600
Convertible Bonds 2.2%
Principal
Amount ($)
Airlines 1.0%
Air Canada, 4.00%, 7/1/2025 1,377,000 1,968,466
Spirit Airlines, Inc., 1.00%,
5/15/2026 1,288,000 1,206,747
3,175,213
Hotels, Restaurants & Leisure 0.5%
DraftKings, Inc., 0.00%,
3/15/2028(a) 1,789,000 1,575,215
Pharmaceuticals 0.2%
Tricida, Inc., 3.50%, 5/15/2027 1,260,000 549,360
Semiconductors & Semiconductor Equipment 0.5%
Enphase Energy, Inc., 0.00%,
3/1/2028(a) 1,607,000 1,486,475
Total Convertible Bonds
(cost $7,237,356)
6,786,263
Convertible Preferred Stock 0.9%
Banks 0.9%
Wells Fargo & Co., 7.50%, 1,926 2,854,332
Total Convertible Preferred
Stock (cost $2,766,607) 2,854,332
Corporate Bonds 55.4%
Principal
Amount ($) Value ($)
Aerospace & Defense 0.5%
Boeing Co. (The) ,
5.81%, 5/1/2050 1,040,000 1,386,289
Air Freight & Logistics 0.6%
Western Global Airlines LLC ,
10.38%, 8/15/2025(a)(c) 1,530,000 1,713,585
Airlines 2.0%
Aerovias de Mexico SA de CV ,
7.00%, 2/5/2025(a)(d) 650,000 511,316
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 415,000 436,269
5.75%, 4/20/2029(a) 345,000 371,737
Gol Finance SA ,
8.00%, 6/30/2026(a) 3,225,000 3,243,737
Corporate Bonds
Principal
Amount ($) Value ($)
Airlines
Mileage Plus Holdings LLC ,
6.50%, 6/20/2027(a) 1,335,000 1,451,706
6,014,765
Auto Components 0.8%
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 1,247,000 1,305,506
Iochpe-Maxion Austria GmbH ,
5.00%, 5/7/2028(a) 1,280,000 1,278,720
2,584,226
Banks 3.4%
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.67%),
8.00%, 6/15/2024(c)(e)(f) 1,750,000 1,976,415
Intesa Sanpaolo SpA ,
4.20%, 6/1/2032(a)(c) 230,000 235,785
JPMorgan Chase & Co. ,
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(c)(e)(f) 1,000,000 1,022,500
Natwest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.35%),
3.03%, 11/28/2035(f) 1,815,000 1,817,408
Nordea Bank Abp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.60%),
3.75%, 3/01/2029(a)(c)(e)(f) 940,000 924,725
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.51%),
5.38%, 11/18/2030(a)(c)
(e)(f) 1,130,000 1,209,812
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(f) 3,000,000 3,336,672
10,523,317
Biotechnology 1.2%
Cidron Aida Finco Sarl ,
5.00%, 4/1/2028(a) EUR 1,800,000 2,100,392
Grifols Escrow Issuer SA ,
3.88%, 10/15/2028(a) 345,000 404,303
4.75%, 10/15/2028(a) 590,000 602,538
HCRX Investments Holdco LP ,
4.50%, 8/1/2029(a)(c) 585,000 587,925
3,695,158
Building Products 0.4%
PGT Innovations, Inc. ,
4.38%, 10/1/2029(a)(c) 145,000 146,088

20 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Standard Industries, Inc. ,
4.38%, 7/15/2030(a) 1,190,000 1,213,800
1,359,888
Capital Markets 0.6%
LPL Holdings, Inc. ,
4.00%, 3/15/2029(a) 1,662,000 1,707,123
Chemicals 1.7%
INEOS Finance plc ,
2.88%, 5/1/2026(a) EUR 1,685,000 1,966,458
LSF11 A5 HoldCo LLC ,
6.63%, 10/15/2029(a) 675,000 675,000
NOVA Chemicals Corp. ,
5.25%, 6/1/2027(a) 1,355,000 1,423,597
Olympus Water US Holding
Corp. ,
6.25%, 10/1/2029(a) 325,000 322,059
Trinseo Materials Operating
SCA ,
5.13%, 4/1/2029(a)(c) 935,000 942,013
5,329,127
Commercial Services & Supplies 1.9%
Allied Universal Holdco LLC ,
3.63%, 6/1/2028(a) 850,000 966,481
4.63%, 6/1/2028(a) 590,000 589,085
4.63%, 6/1/2028(a) 390,000 388,783
6.00%, 6/1/2029(a)(c) 520,000 513,131
GFL Environmental, Inc. ,
4.38%, 8/15/2029(a) 1,170,000 1,181,700
Nielsen Finance LLC ,
4.50%, 7/15/2029(a)(c) 355,000 347,119
4.75%, 7/15/2031(a) 355,000 345,330
Verisure Holding AB ,
3.25%, 2/15/2027(a) 705,000 820,165
Verisure Midholding AB ,
5.25%, 2/15/2029(a) 460,000 546,631
5,698,425
Communications Equipment 0.4%
CommScope, Inc. ,
4.75%, 9/1/2029(a) 1,340,000 1,338,325
Construction & Engineering 1.4%
Artera Services LLC ,
9.03%, 12/4/2025(a) 2,105,000 2,283,925
Dycom Industries, Inc. ,
4.50%, 4/15/2029(a)(c) 1,109,000 1,113,686
Stoneway Capital Corp. ,
10.00%, 3/1/2027(a)(d) 3,542,332 903,330
4,300,941
Consumer Finance 3.5%
ASG Finance Designated
Activity Co. ,
7.88%, 12/3/2024(a)(c) 1,995,000 1,965,075
Avation Capital SA ,
8.25%, 10/31/2026(a)(g) 2,006,944 1,676,495
Ford Motor Credit Co. LLC ,
2.33%, 11/25/2025 1,890,000 2,249,531
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Ford Motor Credit Co. LLC,
3.63%, 6/17/2031 2,600,000 2,616,250
VistaJet Malta Finance plc ,
10.50%, 6/1/2024(a) 1,938,000 2,105,152
10,612,503
Diversified Telecommunication Services 1.5%
Altice France SA ,
5.13%, 1/15/2029(a) 200,000 196,000
5.13%, 7/15/2029(a) 1,785,000 1,750,148
Total Play Telecomunicaciones
SA de CV ,
6.38%, 9/20/2028(a) 1,355,000 1,351,612
Windstream Escrow LLC ,
7.75%, 8/15/2028(a)(c) 1,135,000 1,185,451
4,483,211
Electric Utilities 2.0%
Light Servicos de Eletricidade
SA ,
4.38%, 6/18/2026(a) 1,730,000 1,727,855
NRG Energy, Inc. ,
3.88%, 2/15/2032(a) 1,675,000 1,656,156
Vistra Operations Co. LLC ,
5.00%, 7/31/2027(a) 2,500,000 2,581,250
4.38%, 5/1/2029(a) 85,000 85,521
6,050,782
Electrical Equipment 0.4%
Energizer Gamma Acquisition
BV ,
3.50%, 6/30/2029(a) EUR 1,080,000 1,241,335
Electronic Equipment, Instruments & Components 0.8%
Belden, Inc. ,
3.38%, 7/15/2031(a)(c) 1,925,000 2,313,371
Energy Equipment & Services 1.0%
Precision Drilling Corp. ,
6.88%, 1/15/2029(a) 770,000 804,223
Shelf Drilling Holdings Ltd. ,
8.88%, 11/15/2024(a)(c) 710,000 727,750
Transocean Sentry Ltd. ,
5.38%, 5/15/2023(a) 1,591,660 1,559,826
3,091,799
Equity Real Estate Investment Trusts (REITs) 2.9%
HAT Holdings I LLC ,
3.38%, 6/15/2026(a) 1,185,000 1,202,775
iStar, Inc. ,
4.25%, 8/1/2025 1,955,000 2,030,717
MPT Operating Partnership
LP ,
4.63%, 8/1/2029 1,070,000 1,148,110
3.50%, 3/15/2031 1,360,000 1,387,200
Uniti Group LP ,
6.00%, 1/15/2030(a) 3,200,000 3,172,000
8,940,802

NVIT Amundi Multi Sector Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products 1.4%
Bimbo Bakeries USA, Inc. ,
4.00%, 5/17/2051(a) 280,000 303,368
Minerva Luxembourg SA ,
4.38%, 3/18/2031(a) 2,245,000 2,168,558
Simmons Foods, Inc. ,
4.63%, 3/1/2029(a)(c) 1,736,000 1,749,020
4,220,946
Health Care Equipment & Supplies 0.4%
Mozart Debt Merger Sub, Inc. ,
3.88%, 4/1/2029(a) 880,000 880,000
5.25%, 10/1/2029(a) 385,000 385,000
1,265,000
Hotels, Restaurants & Leisure 4.2%
Boyd Gaming Corp. ,
4.75%, 6/15/2031(a) 635,000 654,844
Caesars Entertainment, Inc. ,
8.13%, 7/1/2027(a)(c) 1,235,000 1,388,418
4.63%, 10/15/2029(a) 470,000 475,875
Deuce Finco plc ,
5.50%, 6/15/2027(a) GBP 655,000 892,534
Genting New York LLC ,
3.30%, 2/15/2026(a)(c) 605,000 599,897
Grupo Posadas SAB de CV ,
7.88%, 6/30/2022(a)(c)(d) 768,000 634,568
Hilton Domestic Operating
Co., Inc. ,
3.75%, 5/1/2029(a) 905,000 914,050
4.00%, 5/1/2031(a)(c) 865,000 877,975
3.63%, 2/15/2032(a) 2,385,000 2,349,225
Marriott International, Inc. ,
Series HH, 2.85%,
4/15/2031 1,145,000 1,159,635
Series GG, 3.50%,
10/15/2032 920,000 977,448
Scientific Games International,
Inc. ,
7.00%, 5/15/2028(a) 965,000 1,040,994
Viking Ocean Cruises Ship VII
Ltd. ,
5.63%, 2/15/2029(a) 910,000 910,000
12,875,463
Household Durables 0.2%
TopBuild Corp. ,
4.13%, 2/15/2032(a) 690,000 696,900
Independent Power and Renewable Electricity Producers
0.1%
Atlantica Sustainable
Infrastructure plc ,
4.13%, 6/15/2028(a) 210,000 217,035
Insurance 1.6%
Farmers Exchange Capital III ,
(ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(f) 2,510,000 3,111,276
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Liberty Mutual Group, Inc. ,
(EUR Swap Annual 5
Year + 3.70%), 3.63%,
5/23/2059(a)(f) EUR 450,000 544,453
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 1,127,339
Mutual of Omaha Insurance
Co. ,
(ICE LIBOR USD 3
Month + 2.64%), 4.30%,
7/15/2054(a)(f) 170,000 176,645
4,959,713
Machinery 0.5%
Hillenbrand, Inc. ,
3.75%, 3/1/2031 700,000 694,890
Roller Bearing Co. of America,
Inc. ,
4.38%, 10/15/2029(a) 60,000 61,500
Weir Group plc (The) ,
2.20%, 5/13/2026(a)(c) 810,000 818,044
1,574,434
Marine 1.4%
Danaos Corp. ,
8.50%, 3/1/2028(a) 975,000 1,077,375
Hidrovias International
Finance SARL ,
4.95%, 2/8/2031(a) 970,000 957,885
Seaspan Corp. ,
Reg. S, 6.50%,
4/29/2026(a) 1,800,000 1,927,419
5.50%, 8/1/2029(a) 380,000 387,683
4,350,362
Media 1.8%
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a) 1,380,000 1,435,200
CSC Holdings LLC ,
4.63%, 12/1/2030(a)(c) 1,400,000 1,327,165
5.00%, 11/15/2031(a)(c) 300,000 287,535
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a)(c) 693,000 303,188
Midas OpCo Holdings LLC ,
5.63%, 8/15/2029(a) 1,846,000 1,910,148
Summer BC Bidco B LLC ,
5.50%, 10/31/2026(a) 200,000 204,980
5,468,216
Metals & Mining 2.0%
Alcoa Nederland Holding BV ,
4.13%, 3/31/2029(a)(c) 570,000 593,159
Allegheny Technologies, Inc. ,
4.88%, 10/1/2029 360,000 361,350
5.13%, 10/1/2031 200,000 201,540
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 860,000 825,643

22 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
FMG Resources August 2006
Pty. Ltd. ,
4.38%, 4/1/2031(a)(c) 799,000 825,647
Metinvest BV ,
7.75%, 10/17/2029(a) 1,000,000 1,082,500
Novelis Corp. ,
3.25%, 11/15/2026(a) 275,000 278,899
3.88%, 8/15/2031(a) 420,000 415,401
TMS International Corp. ,
6.25%, 4/15/2029(a)(c) 1,320,000 1,379,400
5,963,539
Oil, Gas & Consumable Fuels 9.0%
Baytex Energy Corp. ,
8.75%, 4/1/2027(a) 1,750,000 1,806,875
Cameron LNG LLC ,
3.40%, 1/15/2038(a) 888,000 933,252
Delek Logistics Partners LP ,
7.13%, 6/1/2028(a) 1,260,000 1,342,498
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 2,538,000 2,661,728
EnLink Midstream Partners
LP ,
5.60%, 4/1/2044 540,000 515,700
5.05%, 4/1/2045 420,000 383,250
5.45%, 6/1/2047 1,620,000 1,563,041
EQT Corp. ,
3.13%, 5/15/2026(a) 345,000 353,666
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a)(c) 865,000 903,536
4.25%, 2/15/2030(a) 625,000 632,031
MC Brazil Downstream
Trading SARL ,
7.25%, 6/30/2031(a) 2,190,000 2,202,045
MEG Energy Corp. ,
7.13%, 2/1/2027(a) 1,755,000 1,842,417
Midwest Connector Capital
Co. LLC ,
4.63%, 4/1/2029(a) 1,467,000 1,576,902
MPLX LP ,
5.50%, 2/15/2049 345,000 437,317
Neptune Energy Bondco plc ,
6.63%, 5/15/2025(a) 1,450,000 1,491,688
PBF Holding Co. LLC ,
9.25%, 5/15/2025(a)(c) 725,000 686,938
Petroleos Mexicanos ,
6.84%, 1/23/2030 1,940,000 2,003,806
6.75%, 9/21/2047 640,000 558,186
Southwestern Energy Co. ,
5.38%, 2/1/2029(a) 615,000 657,933
Strathcona Resources Ltd. ,
6.88%, 8/1/2026(a) 2,605,000 2,580,594
Tullow Oil plc ,
10.25%, 5/15/2026(a) 1,490,000 1,555,947
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Venture Global Calcasieu
Pass LLC ,
3.88%, 8/15/2029(a) 275,000 283,264
4.13%, 8/15/2031(a) 415,000 432,637
27,405,251
Paper & Forest Products 0.7%
Mercer International, Inc. ,
5.13%, 2/1/2029(c) 1,970,000 2,011,863
Pharmaceuticals 2.1%
Gruenenthal GmbH ,
3.63%, 11/15/2026(a) EUR 1,545,000 1,856,082
4.13%, 5/15/2028(a) 555,000 673,563
Jazz Securities DAC ,
4.38%, 1/15/2029(a) 800,000 829,040
Organon & Co. ,
2.88%, 4/30/2028(a) 555,000 656,007
4.13%, 4/30/2028(a) 395,000 402,900
Teva Pharmaceutical Finance
Netherlands II BV ,
6.00%, 1/31/2025 515,000 644,334
Teva Pharmaceutical Finance
Netherlands III BV ,
3.15%, 10/1/2026(c) 1,550,000 1,484,125
6,546,051
Professional Services 0.5%
CoreLogic, Inc. ,
4.50%, 5/1/2028(a) 1,680,000 1,669,500
Real Estate Management & Development 0.4%
Kennedy-Wilson, Inc. ,
4.75%, 2/1/2030 1,160,000 1,177,690
Specialty Retail 1.0%
Gap, Inc. (The) ,
3.63%, 10/1/2029(a)(c) 220,000 220,550
3.88%, 10/1/2031(a)(c) 220,000 220,000
LCM Investments Holdings II
LLC ,
4.88%, 5/1/2029(a)(c) 965,000 990,158
Penske Automotive Group,
Inc. ,
3.75%, 6/15/2029 1,615,000 1,624,092
3,054,800
Thrifts & Mortgage Finance 0.8%
Nationstar Mortgage Holdings,
Inc. ,
6.00%, 1/15/2027(a) 660,000 690,888
5.50%, 8/15/2028(a) 870,000 896,100
United Wholesale Mortgage
LLC ,
5.50%, 4/15/2029(a) 850,000 825,268
2,412,256

NVIT Amundi Multi Sector Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors 0.3%
Beacon Roofing Supply, Inc. ,
4.13%, 5/15/2029(a) 805,000 799,969
Total Corporate Bonds
(cost $166,493,268)
169,053,960
Foreign Government Securities 3.8%
EGYPT 0.9%
Arab Republic of Egypt ,
7.30%, 9/30/2033(a) 2,680,000 2,601,744
MEXICO 0.5%
United Mexican States ,
4.28%, 8/14/2041 1,590,000 1,622,277
NIGERIA 0.4%
Federal Republic of Nigeria ,
7.38%, 9/28/2033(a) 1,055,000 1,063,440
QATAR 0.7%
State of Qatar ,
5.10%, 4/23/2048(a) 240,000 318,195
4.82%, 3/14/2049(a) 1,500,000 1,926,930
2,245,125
SERBIA 0.4%
Republic of Serbia ,
2.05%, 9/23/2036(a) EUR 1,225,000 1,330,519
UNITED ARAB EMIRATES 0.9%
United Arab Emirates
Government Bond ,
3.13%, 9/30/2049(a) 2,640,000 2,649,177
Total Foreign Government Securities
(cost $11,045,296)
11,512,282
Loan Participations 3.5%
Airlines 0.5%
Grupo Aeromexico, S.A.B.
de C.V.,DIP 1 Term Loan,
(ICE LIBOR USD 1 Month +
8.00%), 9.00%, 12/31/2021
∞(f) 1,680,000 1,694,700
0
Auto Components 0.2%
Autokiniton US Holdings, Inc.,
Term Loan B, (ICE LIBOR
USD 3 Month + 4.50%),
5.00%, 4/6/2028 (f) 485,783 485,632
0
Loan Participations
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies 0.3%
Petco Health and Wellness
Co., Inc., 1st Lien Term
Loan, (ICE LIBOR USD 3
Month + 3.25%), 4.00%,
3/3/2028 (f) 855,700 855,392
0
Hotels, Restaurants & Leisure 1.6%
Enterprise Development
Authority, Term Loan B,
(ICE LIBOR USD 1 Month +
4.25%), 5.00%, 2/28/2028
(f) 1,823,250 1,825,438
Spectacle Gary Holdings LLC,
Term Loan, (ICE LIBOR
USD 1 Month + 9.00%),
11.00%, 12/23/2025 (f) 2,915,393 3,165,038
4,990,476
0
Metal Fabrication/Hardware 0.5%
Grinding Media, Inc. Term
Loan, (ICE LIBOR USD 1
Month + 0.00%), 4.75%,
9/22/2028 (f) 1,400,000 1,393,000
0
Telecommunications 0.4%
Xplornet Communications,
Inc. Term Loan, (ICE LIBOR
USD 1 Month + 0.00%),
7.50%, 9/30/2029 (f) 1,105,000 1,093,950
0
Total Loan Participations
(cost $10,168,803) 10,513,150
Preferred Stock 0.0%
†
Shares
Oil, Gas & Consumable Fuels 0.0%
†
Templar Energy LLC, 0.00%,
*^∞(h) 5,423 0
Total Preferred Stock
(cost $41,720)
0
Repurchase Agreements 2.3%
Principal
Amount ($)
Cantor Fitzgerald & Co.
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$2,055,896, collateralized
by U.S. Government
Agency Securities,
ranging from 0.44% -
6.00%, maturing 5/1/2024
- 7/20/2071; total market
value $2,097,010. (i) 2,055,892 2,055,892

24 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$3,000,005, collateralized
by U.S. Government
Treasury Securities,
0.00%, maturing
8/15/2027 - 11/15/2050;
total market value
$3,061,230. (i) 3,000,000 3,000,000
NatWest Markets Securities,
Inc.
0.05%, dated 9/28/2021,
due 10/5/2021,
repurchase price
$2,000,020, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.25%
- 2.88%, maturing
10/15/2021 - 5/15/2031;
total market value
$2,040,006. (i) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $7,055,892)
7,055,892
Total Investments
(cost $293,214,430) — 98.2%
299,482,468
Other assets in excess of
liabilities — 1.8% 5,634,258
NET ASSETS — 100.0%
$ 305,116,726
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2021 was $234,846,264 which represents 76.97% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2021.
(c) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $22,035,790, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $7,055,892 and by
$15,868,841 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 4.38%, and maturity dates ranging from 10/7/2021 –
2/15/2049, a total value of $22,924,733.
(d) Security in default.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2021.
The maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2021.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of September 30, 2021.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$7,055,892.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate

NVIT Amundi Multi Sector Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 25
Currency:
EUR Euro
GBP British Pound
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of September 30, 2021
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
36-V1 5.00 Quarterly 6/20/2026 2.85
USD
114,000,000 (10,048,565) (683,080) (10,731,645)
Markit CDX
North American
Investment Grade
Index Series
36-V1 1.00 Quarterly 6/20/2026 0.48
USD
61,000,000 (1,314,855) (179,428) (1,494,283)
(11,363,420) (862,508) (12,225,928)
As of September 30, 2021, the Fund had $6,360,679 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of September 30, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 1,392,481 EUR 1,185,763 Bank of America NA 10/18/2021 18,570
USD 16,831,443 EUR 14,204,728 JPMorgan Chase Bank 10/18/2021 372,828
USD 910,515 GBP 655,000 Morgan Stanley Co., Inc. 10/18/2021 27,954
Net unrealized appreciation 419,352
Currency:
EUR Euro
GBP British pound
USD United States dollar

26 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Futures contracts outstanding as of September 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 54 12/2021 USD 8,597,812 (229,626)
(229,626)
Short Contracts
Euro-Bobl (16) 12/2021 EUR (2,500,739) 16,019
Euro-Bund (30) 12/2021 EUR (5,901,330) 93,861
U.S. Treasury 2 Year Note (37) 12/2021 USD (8,142,023) 4,805
U.S. Treasury 5 Year Note (327) 12/2021 USD (40,136,695) 247,653
U.S. Treasury 10 Year Note (123) 12/2021 USD (16,187,953) 184,216
U.S. Treasury 10 Year Ultra Note (259) 12/2021 USD (37,619,750) 624,308
U.S. Treasury Ultra Bond (93) 12/2021 USD (17,768,813) 453,867
1,624,729
1,395,103
As of September 30, 2021, the Fund had $1,575,710 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar

NVIT Amundi Multi Sector Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 27
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 20,986,212 $ – $ 20,986,212
Collateralized Mortgage Obligations – 48,638,787 – 48,638,787
Commercial Mortgage-Backed Securities – 21,215,990 – 21,215,990
  Common Stocks
Energy Equipment & Services 865,600 – – 865,600
Oil, Gas & Consumable Fuels – – – –
Paper & Forest Products – – – –
Total Common Stocks $ 865,600 $ – $ – $ 865,600
Convertible Bonds – 6,786,263 – 6,786,263
Convertible Preferred Stock 2,854,332 – – 2,854,332
Corporate Bonds – 169,053,960 – 169,053,960

28 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward
foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts during the period ended September
30, 2021 . Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty
or traded through a futures commission merchant and cleared
through a clearinghouse that serves a s a central counterparty.
Investments in credit default swap contracts are utilized
to expose the Fund’s cash holdings to the investment
characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create
synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the
Fund receives from the counterparty a periodic stream of
payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.
Level 1 Level 2 Level 3 Total
Assets:
Foreign Government Securities $ – $ 11,512,282 $ – $ 11,512,282
Forward Foreign Currency Contracts – 419,352 – 419,352
Futures Contracts 1,624,729 – – 1,624,729
Loan Participations – 10,513,150 – 10,513,150
Preferred Stock – – – –
Repurchase Agreements – 7,055,892 – 7,055,892
Total Assets $ 5,344,661 $ 296,181,888 $ – $ 301,526,549
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps* $ – $ (862,508) $ – $ (862,508)
Futures Contracts (229,626) – – (229,626)
Total Liabilities $ (229,626) $ (862,508) $ – $ (1,092,134)
Total $ 5,115,035 $ 295,319,380 $ – $ 300,434,415
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
During the period ended September 30, 2021, the Fund held one preferred stock and two common stock investments that were categorized as Level 3 investments which were each valued at $0.

NVIT Amundi Multi Sector Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 29
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the
notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve
one party making a stream of payments to another party in
exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.
A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits
that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities.
Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of
credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of September 30, 2021 are
disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The
Fund is required to interface with the CCP through a broker.
Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily
change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts.
Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

30 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 419,352
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 1,624,729
Total $ 2,044,081
Liabilities:
Swap Contracts(a)
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (862,508)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (229,626)
Total $ (1,092,134)
(a)
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus Bond Fund) - September 30, 2021 (Unaudited) - Statement of In-
vestments - 31
Asset-Backed Securities 6.7%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 51,384 54,412
Home Equity 0.1%
Citigroup Mortgage Loan
Trust, Inc., Series 2006-
WFH4, Class M1, 0.51%,
11/25/2036(a) 845,979 845,640
Other 5.7%
Assurant CLO Ltd., Series
2019-5A, Class A1, 1.52%,
1/15/2033(a)(b) 3,600,000 3,604,601
CIFC Funding Ltd., Series
2019-5A, Class A1, 1.47%,
10/15/2032(a)(b) 7,300,000 7,300,715
Elmwood CLO III Ltd., Series
2019-3A, Class A1, 1.50%,
10/15/2032(a)(b) 8,600,000 8,600,000
Fortress Credit Opportunities
IX CLO Ltd., Series 2017-
9A, Class A1TR, 0.00%,
10/15/2033(a)(b) 7,250,000 7,250,000
FREED ABS Trust, Series
2021-3FP, Class B, 1.01%,
11/20/2028(b) 2,880,000 2,877,114
Kayne CLO 5 Ltd., Series
2019-5A, Class A, 1.48%,
7/24/2032(a)(b) 7,300,000 7,302,467
Magnetite XXIV Ltd., Series
2019-24A, Class A, 1.46%,
1/15/2033(a)(b) 4,400,000 4,402,266
MF1 Ltd., Series 2021-
FL7, Class AS, 1.55%,
10/18/2036(a)(b) 6,378,500 6,378,498
Pagaya AI Debt Selection
Trust, Series 2021-3, Class
A, 1.15%, 5/15/2029(b) 2,143,000 2,143,695
PFS Financing Corp., Series
2021-B, Class A, 0.78%,
8/15/2026(b) 8,280,000 8,248,207
Southwick Park CLO LLC,
Series 2019-4A, Class A1,
1.43%, 7/20/2032(a)(b) 10,600,000 10,601,155
Textainer Marine Containers
VII Ltd., Series 2021-
2A, Class A, 2.23%,
4/20/2046(b) 3,649,167 3,686,533
Textainer Marine Containers
VIII Ltd., Series 2020-
2A, Class A, 2.10%,
9/20/2045(b) 3,824,185 3,857,647
Trestles CLO IV Ltd., Series
2021-4A, Class A, 1.29%,
7/21/2034(a)(b) 1,450,000 1,449,142
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Voya CLO Ltd., Series
2019-2A, Class A, 1.40%,
7/20/2032(a)(b) 14,600,000 14,600,686
92,302,726
Student Loan 0.9%
Navient Private Education
Refi Loan Trust, Series
2021-EA, Class A, 0.97%,
12/16/2069(b) 8,094,444 8,065,278
Navient Student Loan Trust,
Series 2019-7A, Class A1,
0.59%, 1/25/2068(a)(b) 5,894,298 5,906,259
13,971,537
Total Asset-Backed Securities
(cost $107,114,012)
107,174,315
Collateralized Mortgage Obligations 1.2%
Angel Oak Mortgage Trust,
Series 2019-6, Class A1,
2.62%, 11/25/2059(a)(b) 1,663,762 1,668,229
GCAT Trust
Series 2019-NQM2, Class
A1, 2.86%, 9/25/2059(b)(c) 2,664,782 2,671,975
Series 2019-NQM3, Class
A1, 2.69%, 11/25/2059(a)(b) 1,653,651 1,688,444
GNMA REMICS
Series 2013-23, Class IT,
IO, 3.50%, 2/20/2043 78,020 13,500
Series 2019-22, Class SA,
IO, 5.51%, 2/20/2045(a) 141,528 25,129
New Residential Mortgage
Loan Trust, Series 2019-
NQM5, Class A1, 2.71%,
11/25/2059(a)(b) 2,298,042 2,326,270
Starwood Mortgage
Residential Trust, Series
2021-3, Class A1, 1.13%,
6/25/2056(a)(b) 4,130,135 4,121,888
Verus Securitization Trust
Series 2019-4, Class A1,
2.64%, 11/25/2059(b)(c) 1,031,935 1,046,935
Series 2021-3, Class A1,
1.05%, 6/25/2066(a)(b) 5,148,676 5,164,544
Total Collateralized Mortgage Obligations
(cost $18,626,677)
18,726,914

32 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus
Bond Fund)
Commercial Mortgage-Backed Securities 1.8%
Principal
Amount ($) Value ($)
Benchmark Mortgage Trust ,
Series 2021-B26, Class XA,
IO, 1.00%, 6/15/2054(a) 206 14
Citigroup Commercial
Mortgage Trust
Series 2013-GC11, Class B,
3.73%, 4/10/2046(a) 4,100,000 4,245,732
Series 2018-C6, Class A4,
4.41%, 11/10/2051 4,505,000 5,225,896
COMM Mortgage Trust
Series 2014-CR16, Class
XA, IO, 1.12%, 4/10/2047(a) 63,794 1,363
Series 2014-CR17, Class
XA, IO, 1.12%, 5/10/2047(a) 45,707 963
Series 2014-UBS3, Class
XA, IO, 1.23%, 6/10/2047(a) 32,879 772
Series 2014-UBS6,
Class XA, IO, 1.03%,
12/10/2047(a) 184,774 4,183
CSAIL Commercial Mortgage
Trust , Series 2015-C2,
Class XA, IO, 0.88%,
6/15/2057(a) 60,637 1,334
GS Mortgage Securities Trust
Series 2012-GCJ7, Class B,
4.74%, 5/10/2045 4,325,000 4,404,220
Series 2014-GC18, Class
XA, IO, 1.14%, 1/10/2047(a) 114,908 2,179
Series 2014-GC26,
Class XA, IO, 1.11%,
11/10/2047(a) 53,714 1,321
Series 2015-GC30, Class
XA, IO, 0.88%, 5/10/2050(a) 72,751 1,733
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2014-C16, Class XA,
IO, 1.14%, 6/15/2047(a) 41,009 800
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5, Class B,
4.14%, 10/15/2045 3,110,000 3,194,631
Series 2015-C28, Class A4,
3.54%, 5/15/2048 3,795,000 4,100,085
Series 2017-C39, Class A5,
3.42%, 9/15/2050 3,895,000 4,251,384
Series 2017-C40, Class A1,
2.11%, 10/15/2050 38,292 38,410
WFRBS Commercial
Mortgage Trust
Series 2014-LC14, Class
XA, IO, 1.43%, 3/15/2047(a) 46,596 1,116
Series 2014-C22, Class AS,
4.07%, 9/15/2057(a) 2,620,000 2,814,161
Total Commercial Mortgage-Backed
Securities
(cost $27,596,825) 28,290,297
Convertible Bond 0.0%
†
Principal
Amount ($) Value ($)
Media 0.0%
†
DISH Network Corp., 3.38%,
8/15/2026 728,000 756,756
Total Convertible Bond
(cost $664,623)
756,756
Corporate Bonds 50.3%
Aerospace & Defense 1.6%
Boeing Co. (The) ,
2.20%, 2/4/2026 4,607,000 4,640,962
3.63%, 2/1/2031 10,130,000 10,844,252
5.71%, 5/1/2040 1,560,000 1,982,379
5.81%, 5/1/2050 2,410,000 3,212,458
5.93%, 5/1/2060 1,930,000 2,636,525
TransDigm , Inc. ,
6.25%, 3/15/2026(b) 705,000 734,962
6.38%, 6/15/2026 500,000 515,830
7.50%, 3/15/2027 425,000 445,188
5.50%, 11/15/2027 610,000 626,775
25,639,331
Airlines 0.8%
Air Canada ,
3.88%, 8/15/2026(b) 255,000 257,308
American Airlines Group, Inc. ,
5.00%, 6/1/2022(b) 4,944,000 4,950,180
American Airlines, Inc. ,
5.50%, 4/20/2026(b) 805,000 846,256
5.75%, 4/20/2029(b) 500,000 538,750
United Airlines, Inc. ,
4.38%, 4/15/2026(b) 1,250,000 1,282,813
4.63%, 4/15/2029(b) 4,185,000 4,324,988
12,200,295
Auto Components 0.1%
Dealer Tire LLC ,
8.00%, 2/1/2028(b) 355,000 371,656
Goodyear Tire & Rubber Co.
(The) ,
9.50%, 5/31/2025 430,000 471,925
5.00%, 7/15/2029(b) 220,000 233,475
1,077,056
Automobiles 1.1%
Ford Motor Co. ,
9.63%, 4/22/2030 470,000 665,273
7.45%, 7/16/2031 80,000 104,388
4.75%, 1/15/2043 360,000 377,327
5.29%, 12/8/2046 360,000 400,950
General Motors Co. ,
6.80%, 10/1/2027 3,845,000 4,802,104
Stellantis Finance US, Inc. ,
2.69%, 9/15/2031(b) 1,521,000 1,506,236
Volkswagen Group of America
Finance LLC ,
3.13%, 5/12/2023(b) 1,745,000 1,812,942
3.35%, 5/13/2025(b) 3,485,000 3,725,848

NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus Bond Fund) - September 30, 2021 (Unaudited) - Statement of In-
vestments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Volkswagen Group of America
Finance LLC,
3.75%, 5/13/2030(b) 4,385,000 4,847,270
18,242,338
Banks 8.5%
Banco de Credito e
Inversiones SA ,
3.50%, 10/12/2027(b) 200,000 214,010
Banco Santander SA ,
Reg. S, (USD ICE Swap
Rate 5 Year + 4.99%),
7.50%, 2/08/2024(d)(e) 1,200,000 1,308,000
2.75%, 12/3/2030 4,400,000 4,378,198
Bank of America Corp. ,
Series JJ, (ICE LIBOR USD
3 Month + 3.29%), 5.13%,
6/20/2024(d)(e) 1,870,000 1,983,462
Series X, (ICE LIBOR USD
3 Month + 3.71%), 6.25%,
9/05/2024(d)(e) 1,240,000 1,364,000
4.45%, 3/3/2026 4,155,000 4,652,477
Series FF, (ICE LIBOR USD
3 Month + 2.93%), 5.87%,
3/15/2028(d)(e) 1,000,000 1,141,350
(ICE LIBOR USD 3
Month + 1.51%), 3.71%,
4/24/2028(e) 3,125,000 3,434,276
(SOFR + 2.15%), 2.59%,
4/29/2031(e) 4,605,000 4,699,992
(SOFR + 1.32%), 2.69%,
4/22/2032(e) 5,870,000 5,977,245
(SOFR + 1.22%), 2.30%,
7/21/2032(e) 5,145,000 5,071,542
Banque Centrale de Tunisie ,
Reg. S, 5.75%, 1/30/2025 200,000 169,081
BNP Paribas SA ,
(USD Swap Semi 5
Year + 4.92%), 6.75%,
3/14/2022(b)(d)(e) 1,445,000 1,466,444
3.50%, 3/1/2023(b) 7,020,000 7,317,297
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.34%),
4.62%, 2/25/2031(b)(d)(e) 1,290,000 1,317,412
Citigroup, Inc. ,
Series U, (SOFR + 3.81%),
5.00%, 9/12/2024(d)(e) 1,239,000 1,294,105
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(d)(e) 750,000 766,875
(ICE LIBOR USD 3
Month + 0.90%), 3.35%,
4/24/2025(e) 5,475,000 5,815,272
Series W, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.60%), 4.00%,
12/10/2025(d)(e) 840,000 870,408
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(ICE LIBOR USD 3
Month + 1.56%), 3.89%,
1/10/2028(e) 2,080,000 2,298,461
Citizens Financial Group, Inc. ,
Series B, (ICE LIBOR USD
3 Month + 3.00%), 6.00%,
7/06/2023(d)(e) 2,650,000 2,775,875
Development Bank of Japan,
Inc. ,
0.50%, 3/4/2024(b) 2,480,000 2,470,385
1.00%, 8/27/2030(b) 2,105,000 1,985,903
1.25%, 1/28/2031(b) 3,320,000 3,185,307
Development Bank of
Kazakhstan JSC ,
2.95%, 5/6/2031(b) 200,000 201,060
Fifth Third Bancorp ,
Series H, (ICE LIBOR USD
3 Month + 3.03%), 5.10%,
6/30/2023(d)(e) 2,560,000 2,635,520
Series L, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.22%),
4.50%, 9/30/2025(d)(e) 655,000 711,657
ING Groep NV ,
(USD Swap Semi 5
Year + 4.45%), 6.50%,
4/16/2025(d)(e) 1,000,000 1,103,600
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.34%),
5.75%, 11/16/2026(d)(e) 1,385,000 1,515,716
Intesa Sanpaolo SpA ,
4.20%, 6/1/2032(b) 1,975,000 2,024,678
JPMorgan Chase & Co. ,
Series CC, (ICE LIBOR
USD 3 Month + 2.58%),
4.62%, 11/01/2022(d)(e) 1,430,000 1,442,512
Series FF, (SOFR + 3.38%),
5.00%, 8/01/2024(d)(e) 1,385,000 1,445,594
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(d)(e) 775,000 792,437
(ICE LIBOR USD 3 Month +
1.16%), 3.22%, 3/1/2025(e) 9,650,000 10,192,924
Series KK, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.85%), 3.65%,
6/01/2026(d)(e) 450,000 452,250
(SOFR + 1.51%), 2.74%,
10/15/2030(e) 4,550,000 4,712,079
(SOFR + 1.07%), 1.95%,
2/4/2032(e) 4,610,000 4,447,366
(SOFR + 1.51%), 2.53%,
11/19/2041(e) 2,385,000 2,258,550

34 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus
Bond Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
M&T Bank Corp. ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.17%), 5.00%,
8/01/2024(d)(e) 1,295,000 1,363,056
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
3.50%, 9/01/2026(d)(e) 1,345,000 1,334,913
Natwest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.10%),
4.60%, 6/28/2031(d)(e) 1,890,000 1,899,072
NBK Tier 1 Financing 2 Ltd. ,
(USD Swap Semi 6
Year + 2.83%), 4.50%,
8/27/2025(b)(d)(e) 200,000 206,345
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
1.49%, 12/14/2026(b)(e) 6,395,000 6,323,670
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.14%),
4.30%, 8/19/2028(b)(d)(e) 1,820,000 1,790,425
Truist Financial Corp. ,
Series N, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.00%), 4.80%,
9/01/2024(d)(e) 2,185,000 2,302,072
Series L, (ICE LIBOR USD
3 Month + 3.10%), 5.05%,
12/15/2024(d)(e) 760,000 780,900
Series P, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.61%),
4.95%, 9/01/2025(d)(e) 590,000 644,469
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 4.35%), 5.10%,
3/01/2030(d)(e) 650,000 747,175
Turkiye Vakiflar Bankasi TAO ,
6.50%, 1/8/2026(b) 200,000 203,150
Wells Fargo & Co. ,
Series S, (ICE LIBOR USD
3 Month + 3.11%), 5.90%,
6/15/2024(d)(e) 1,290,000 1,388,363
Series U, (ICE LIBOR USD
3 Month + 3.99%), 5.87%,
6/15/2025(d)(e) 645,000 718,859
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
Series BB, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.45%), 3.90%,
3/15/2026(d)(e) 1,335,000 1,376,719
(SOFR + 2.00%), 2.19%,
4/30/2026(e) 1,680,000 1,733,987
(SOFR + 1.43%), 2.88%,
10/30/2030(e) 8,980,000 9,378,362
(SOFR + 2.53%), 3.07%,
4/30/2041(e) 5,055,000 5,194,482
137,279,339
Beverages 1.0%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 2,805,000 3,447,948
Constellation Brands, Inc. ,
3.15%, 8/1/2029 2,677,000 2,862,671
2.88%, 5/1/2030 6,555,000 6,818,795
2.25%, 8/1/2031 2,625,000 2,582,937
15,712,351
Biotechnology 1.5%
AbbVie, Inc. ,
2.30%, 11/21/2022 2,105,000 2,148,393
2.95%, 11/21/2026 12,930,000 13,849,918
Amgen, Inc. ,
2.80%, 8/15/2041 5,190,000 5,014,878
Gilead Sciences, Inc. ,
2.80%, 10/1/2050 2,675,000 2,521,708
23,534,897
Building Products 0.6%
Carrier Global Corp. ,
2.49%, 2/15/2027 4,710,000 4,924,656
2.72%, 2/15/2030 3,515,000 3,636,481
Cornerstone Building Brands,
Inc. ,
6.13%, 1/15/2029(b) 470,000 499,598
PGT Innovations, Inc. ,
4.38%, 10/1/2029(b) 823,000 829,173
9,889,908
Capital Markets 3.4%
Credit Suisse Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.82%),
6.37%, 8/21/2026(b)(d)(e) 1,600,000 1,756,000
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.29%),
5.10%, 1/24/2030(b)(d)(e) 1,705,000 1,745,579

NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus Bond Fund) - September 30, 2021 (Unaudited) - Statement of In-
vestments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The) ,
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.62%), 5.50%,
8/10/2024(d)(e) 968,000 1,045,440
Series R, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.22%), 4.95%,
2/10/2025(d)(e) 1,144,000 1,212,640
(ICE LIBOR USD 3
Month + 1.20%), 3.27%,
9/29/2025(e) 2,200,000 2,349,230
Series T, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.97%),
3.80%, 5/10/2026(d)(e) 605,000 619,369
Series U, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.92%), 3.65%,
8/10/2026(d)(e) 1,060,000 1,061,325
(SOFR + 1.09%), 1.99%,
1/27/2032(e) 4,720,000 4,551,637
(SOFR + 1.28%), 2.62%,
4/22/2032(e) 5,415,000 5,480,467
(SOFR + 1.25%), 2.38%,
7/21/2032(e) 6,565,000 6,500,132
Moody's Corp. ,
2.75%, 8/19/2041 2,695,000 2,615,763
Morgan Stanley ,
(SOFR + 1.15%), 2.72%,
7/22/2025(e) 3,440,000 3,604,519
3.63%, 1/20/2027 4,000,000 4,409,351
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(e) 2,825,000 3,125,907
(SOFR + 1.14%), 2.70%,
1/22/2031(e) 7,235,000 7,459,956
(SOFR + 1.02%), 1.93%,
4/28/2032(e) 4,630,000 4,440,336
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.31%),
4.38%, 2/10/2031(b)(d)(e) 1,040,000 1,050,608
Reg. S, 6.87%, 12/31/2164 1,276,000 1,446,665
54,474,924
Chemicals 1.5%
Braskem Netherlands Finance
BV ,
4.50%, 1/31/2030(b) 6,500,000 6,916,000
5.88%, 1/31/2050(b) 6,500,000 7,393,750
NOVA Chemicals Corp. ,
5.25%, 6/1/2027(b) 348,000 365,618
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Orbia Advance Corp. SAB de
CV ,
2.88%, 5/11/2031(b) 6,351,000 6,390,694
Sasol Financing USA LLC ,
5.88%, 3/27/2024 400,000 421,600
4.38%, 9/18/2026 200,000 202,910
6.50%, 9/27/2028 400,000 441,400
Tronox , Inc. ,
4.63%, 3/15/2029(b) 290,000 288,550
Westlake Chemical Corp. ,
3.38%, 8/15/2061 2,530,000 2,379,462
24,799,984
Commercial Services & Supplies 0.4%
APX Group, Inc. ,
6.75%, 2/15/2027(b) 245,000 260,276
5.75%, 7/15/2029(b) 415,000 409,625
GFL Environmental, Inc. ,
4.75%, 6/15/2029(b) 780,000 801,450
IAA, Inc. ,
5.50%, 6/15/2027(b) 695,000 726,275
KAR Auction Services, Inc. ,
5.13%, 6/1/2025(b) 875,000 884,844
Nielsen Co. Luxembourg
SARL (The) ,
5.00%, 2/1/2025(b) 505,000 516,994
Nielsen Finance LLC ,
5.63%, 10/1/2028(b) 890,000 923,375
5.88%, 10/1/2030(b) 290,000 305,332
Prime Security Services
Borrower LLC ,
5.75%, 4/15/2026(b) 590,000 638,239
3.38%, 8/31/2027(b) 150,000 143,907
6.25%, 1/15/2028(b) 1,250,000 1,292,225
6,902,542
Construction & Engineering 0.0%
†
IHS Netherlands Holdco BV ,
8.00%, 9/18/2027(b) 200,000 213,500
Construction Materials 0.3%
Cemex SAB de CV ,
3.88%, 7/11/2031(b) 5,000,000 5,003,000
Consumer Finance 1.2%
Ally Financial, Inc. ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.87%), 4.70%,
5/15/2026(d)(e) 1,820,000 1,894,347
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 7
Year + 3.48%), 4.70%,
5/15/2028(d)(e) 695,000 726,275
American Express Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.85%),
3.55%, 9/15/2026(d)(e) 1,625,000 1,655,631

36 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus
Bond Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Capital One Financial Corp. ,
Series M, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.16%), 3.95%,
9/01/2026(d)(e) 1,000,000 1,030,000
Discover Financial Services ,
Series C, (ICE LIBOR USD
3 Month + 3.08%), 5.50%,
10/30/2027(d)(e) 3,050,000 3,306,200
Ford Motor Credit Co. LLC ,
4.13%, 8/17/2027 7,453,000 7,903,906
5.11%, 5/3/2029 585,000 653,737
OneMain Finance Corp. ,
6.13%, 3/15/2024 350,000 373,975
8.88%, 6/1/2025 70,000 75,950
7.13%, 3/15/2026 335,000 388,181
3.50%, 1/15/2027 450,000 450,203
18,458,405
Containers & Packaging 0.5%
Graham Packaging Co., Inc. ,
7.13%, 8/15/2028(b) 295,000 313,209
Sealed Air Corp. ,
1.57%, 10/15/2026(b) 6,640,000 6,602,513
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(b)(c) 585,000 628,144
7,543,866
Distributors 0.1%
Univar Solutions USA, Inc. ,
5.13%, 12/1/2027(b) 745,000 782,213
Diversified Financial Services 0.1%
MPH Acquisition Holdings
LLC ,
5.75%, 11/1/2028(b) 1,410,000 1,328,192
Power Finance Corp. Ltd. ,
3.95%, 4/23/2030(b) 200,000 204,318
1,532,510
Diversified Telecommunication Services 2.7%
Altice France Holding SA ,
6.00%, 2/15/2028(b) 1,010,000 970,080
Altice France SA ,
7.38%, 5/1/2026(b) 269,000 279,114
8.13%, 2/1/2027(b) 355,000 381,980
5.50%, 1/15/2028(b) 540,000 549,032
AT&T, Inc. ,
4.35%, 3/1/2029 2,955,000 3,388,261
2.25%, 2/1/2032 4,105,000 3,996,889
3.50%, 6/1/2041 1,420,000 1,457,956
3.50%, 9/15/2053 12,145,000 12,020,149
3.65%, 9/15/2059 1,290,000 1,286,031
CCO Holdings LLC ,
5.50%, 5/1/2026(b) 100,000 103,128
4.75%, 3/1/2030(b) 55,000 57,501
4.50%, 8/15/2030(b) 855,000 882,121
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Consolidated
Communications, Inc. ,
5.00%, 10/1/2028(b) 155,000 160,037
6.50%, 10/1/2028(b) 100,000 108,625
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(b) 625,000 664,062
5.00%, 5/1/2028(b) 220,000 231,000
6.75%, 5/1/2029(b) 330,000 347,738
5.88%, 11/1/2029 570,000 576,940
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(b) 520,000 534,976
Lumen Technologies, Inc. ,
5.38%, 6/15/2029(b) 360,000 367,329
Sprint Capital Corp. ,
6.88%, 11/15/2028 195,000 249,600
8.75%, 3/15/2032 265,000 395,873
Verizon Communications, Inc. ,
1.50%, 9/18/2030 2,685,000 2,540,987
2.65%, 11/20/2040 1,185,000 1,113,391
3.55%, 3/22/2051 3,500,000 3,691,089
3.70%, 3/22/2061 5,420,000 5,723,129
Virgin Media Finance plc ,
5.00%, 7/15/2030(b) 585,000 599,903
42,676,921
Electric Utilities 2.4%
AES Panama Generation
Holdings SRL ,
4.38%, 5/31/2030(b) 4,000,000 4,124,000
Commonwealth Edison Co. ,
4.00%, 3/1/2049 3,230,000 3,828,019
Duke Energy Corp. ,
3.50%, 6/15/2051 2,665,000 2,744,167
Duke Energy Indiana LLC ,
Series YYY, 3.25%,
10/1/2049 2,500,000 2,586,907
Entergy Texas, Inc. ,
1.75%, 3/15/2031 8,050,000 7,625,121
FirstEnergy Corp. ,
Series C, 7.38%,
11/15/2031 45,000 61,473
Series C, 5.35%,
7/15/2047(c) 450,000 548,718
Kallpa Generacion SA ,
4.13%, 8/16/2027(b) 200,000 208,548
Kentucky Utilities Co. ,
3.30%, 6/1/2050 2,345,000 2,445,948
NextEra Energy Capital
Holdings, Inc. ,
1.90%, 6/15/2028 2,320,000 2,321,458
NRG Energy, Inc. ,
3.63%, 2/15/2031(b) 490,000 481,302
3.88%, 2/15/2032(b) 385,000 380,669
Pacific Gas and Electric Co. ,
3.25%, 6/1/2031 5,875,000 5,853,652
3.30%, 8/1/2040 1,410,000 1,301,034
Perusahaan Listrik Negara PT ,
Reg. S, 5.25%, 10/24/2042 200,000 223,816

NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus Bond Fund) - September 30, 2021 (Unaudited) - Statement of In-
vestments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southwestern Public Service
Co. ,
Series 8, 3.15%, 5/1/2050 2,825,000 2,960,106
Vistra Operations Co. LLC ,
4.38%, 5/1/2029(b) 270,000 271,655
37,966,593
Energy Equipment & Services 0.0%
†
USA Compression Partners
LP ,
6.88%, 4/1/2026 425,000 442,511
6.88%, 9/1/2027 85,000 89,981
532,492
Entertainment 0.1%
Lions Gate Capital Holdings
LLC ,
5.50%, 4/15/2029(b) 695,000 718,470
Live Nation Entertainment,
Inc. ,
6.50%, 5/15/2027(b) 785,000 863,500
4.75%, 10/15/2027(b) 385,000 391,251
1,973,221
Equity Real Estate Investment Trusts (REITs) 1.1%
Crown Castle International
Corp. ,
1.05%, 7/15/2026 1,655,000 1,619,731
2.10%, 4/1/2031 1,655,000 1,593,243
EPR Properties ,
4.50%, 6/1/2027 385,000 417,974
4.95%, 4/15/2028 340,000 373,576
3.75%, 8/15/2029 140,000 144,302
Extra Space Storage LP ,
2.35%, 3/15/2032 1,535,000 1,499,542
Iron Mountain, Inc. ,
4.88%, 9/15/2027(b) 440,000 456,799
5.25%, 3/15/2028(b) 785,000 820,325
5.00%, 7/15/2028(b) 70,000 72,961
4.88%, 9/15/2029(b) 110,000 115,225
5.25%, 7/15/2030(b) 215,000 228,164
5.63%, 7/15/2032(b) 895,000 959,888
Uniti Group LP ,
7.13%, 12/15/2024(b) 345,000 352,331
7.88%, 2/15/2025(b) 785,000 829,431
6.50%, 2/15/2029(b) 850,000 874,365
Ventas Realty LP ,
3.50%, 4/15/2024 6,105,000 6,498,139
VICI Properties LP ,
4.25%, 12/1/2026(b) 174,000 181,713
17,037,709
Food & Staples Retailing 0.4%
7-Eleven, Inc. ,
1.80%, 2/10/2031(b) 3,130,000 2,980,234
Performance Food Group,
Inc. ,
6.88%, 5/1/2025(b) 55,000 58,300
5.50%, 10/15/2027(b) 500,000 523,500
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Staples Retailing
Sysco Corp. ,
6.60%, 4/1/2050 1,511,000 2,376,884
5,938,918
Food Products 0.9%
J M Smucker Co. (The) ,
2.75%, 9/15/2041 4,817,000 4,665,256
Kraft Heinz Foods Co. ,
5.20%, 7/15/2045 35,000 43,839
4.88%, 10/1/2049 5,265,000 6,408,005
Pilgrim's Pride Corp. ,
4.25%, 4/15/2031(b) 785,000 843,482
Post Holdings, Inc. ,
5.75%, 3/1/2027(b) 100,000 103,922
5.63%, 1/15/2028(b) 780,000 819,468
4.63%, 4/15/2030(b) 705,000 710,450
4.50%, 9/15/2031(b) 345,000 340,905
13,935,327
Health Care Equipment & Supplies 0.5%
Mozart Debt Merger Sub, Inc. ,
3.88%, 4/1/2029(b) 4,793,000 4,793,000
5.25%, 10/1/2029(b) 332,000 332,000
Ortho-Clinical Diagnostics,
Inc. ,
7.38%, 6/1/2025(b) 216,000 227,880
7.25%, 2/1/2028(b) 341,000 364,912
Stryker Corp. ,
0.60%, 12/1/2023 2,350,000 2,350,094
8,067,886
Health Care Providers & Services 2.0%
180 Medical, Inc. ,
3.88%, 10/15/2029(b) 200,000 200,000
Acadia Healthcare Co., Inc. ,
5.50%, 7/1/2028(b) 410,000 430,992
5.00%, 4/15/2029(b) 120,000 124,950
Cigna Corp. ,
3.75%, 7/15/2023 5,207,000 5,503,851
2.40%, 3/15/2030 7,075,000 7,192,374
Community Health Systems,
Inc. ,
6.63%, 2/15/2025(b) 70,000 73,238
8.00%, 3/15/2026(b) 430,000 456,004
5.63%, 3/15/2027(b) 125,000 130,891
8.00%, 12/15/2027(b) 479,000 522,110
6.00%, 1/15/2029(b) 135,000 143,100
6.88%, 4/15/2029(b) 850,000 851,997
6.13%, 4/1/2030(b) 885,000 859,977
4.75%, 2/15/2031(b) 220,000 221,375
CVS Health Corp. ,
3.00%, 8/15/2026 3,045,000 3,269,106
3.25%, 8/15/2029 3,725,000 4,003,779
1.75%, 8/21/2030 4,080,000 3,910,743
DaVita, Inc. ,
4.63%, 6/1/2030(b) 940,000 966,894
HCA, Inc. ,
7.69%, 6/15/2025 85,000 102,180
5.38%, 9/1/2026 690,000 789,463
5.63%, 9/1/2028 145,000 172,507

38 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus
Bond Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Tenet Healthcare Corp. ,
6.75%, 6/15/2023 340,000 366,520
6.13%, 10/1/2028(b) 1,370,000 1,439,151
31,731,202
Hotels, Restaurants & Leisure 0.9%
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(b) 350,000 368,465
8.13%, 7/1/2027(b) 770,000 865,653
Caesars Resort Collection
LLC ,
5.25%, 10/15/2025(b) 730,000 739,928
Cedar Fair LP ,
5.50%, 5/1/2025(b) 595,000 618,056
5.38%, 4/15/2027 875,000 899,063
5.25%, 7/15/2029 240,000 246,000
Scientific Games International,
Inc. ,
5.00%, 10/15/2025(b) 228,000 234,555
8.25%, 3/15/2026(b) 330,000 350,213
7.00%, 5/15/2028(b) 655,000 706,581
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(b) 715,000 738,237
Six Flags Theme Parks, Inc. ,
7.00%, 7/1/2025(b) 630,000 670,950
Starbucks Corp. ,
2.55%, 11/15/2030 5,610,000 5,762,581
Wyndham Hotels & Resorts,
Inc. ,
4.38%, 8/15/2028(b) 370,000 386,254
Wynn Las Vegas LLC ,
5.50%, 3/1/2025(b) 1,063,000 1,084,260
5.25%, 5/15/2027(b) 375,000 378,743
14,049,539
Household Durables 0.1%
Taylor Morrison Communities,
Inc. ,
5.88%, 6/15/2027(b) 260,000 296,400
5.75%, 1/15/2028(b) 465,000 518,010
5.13%, 8/1/2030(b) 180,000 193,729
1,008,139
Independent Power and Renewable Electricity Producers
0.5%
AES Andes SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.92%),
6.35%, 10/7/2079(b)(e) 5,000,000 5,288,850
Calpine Corp. ,
4.50%, 2/15/2028(b) 735,000 749,701
5.13%, 3/15/2028(b) 590,000 597,513
4.63%, 2/1/2029(b) 792,000 780,120
5.00%, 2/1/2031(b) 1,223,000 1,223,000
8,639,184
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance 1.1%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(b) 955,000 988,425
Allianz SE ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.17%),
3.20%, 10/30/2027(b)(d)(e) 6,600,000 6,402,000
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(b) 255,000 269,025
HUB International Ltd. ,
7.00%, 5/1/2026(b) 705,000 728,794
Liberty Mutual Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.32%),
4.12%, 12/15/2051(b)(e) 5,514,000 5,666,046
MetLife, Inc. ,
6.40%, 12/15/2036 3,291,000 4,226,806
18,281,096
Interactive Media & Services 0.0%
†
Tencent Holdings Ltd. ,
3.24%, 6/3/2050(b) 216,000 203,280
Internet & Direct Marketing Retail 0.2%
Amazon.com, Inc. ,
3.10%, 5/12/2051 3,765,000 3,936,122
IT Services 0.2%
International Business
Machines Corp. ,
3.30%, 5/15/2026 2,635,000 2,871,993
Presidio Holdings, Inc. ,
4.88%, 2/1/2027(b) 550,000 567,875
8.25%, 2/1/2028(b) 255,000 274,444
3,714,312
Media 2.3%
Charter Communications
Operating LLC ,
4.46%, 7/23/2022 3,880,000 3,978,581
2.80%, 4/1/2031 2,835,000 2,841,404
5.75%, 4/1/2048 4,000,000 5,053,171
4.80%, 3/1/2050 1,720,000 1,930,193
3.70%, 4/1/2051 2,565,000 2,497,345
Comcast Corp. ,
2.35%, 1/15/2027 7,820,000 8,202,095
3.30%, 2/1/2027 2,740,000 2,990,200
CSC Holdings LLC ,
7.50%, 4/1/2028(b) 505,000 545,792
6.50%, 2/1/2029(b) 200,000 216,590
5.75%, 1/15/2030(b) 2,425,000 2,465,558
4.63%, 12/1/2030(b) 445,000 421,849
DISH DBS Corp. ,
7.75%, 7/1/2026 340,000 383,936
7.38%, 7/1/2028 355,000 376,469
5.13%, 6/1/2029 345,000 338,028
Outfront Media Capital LLC ,
5.00%, 8/15/2027(b) 531,000 544,620
4.63%, 3/15/2030(b) 120,000 120,254

NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus Bond Fund) - September 30, 2021 (Unaudited) - Statement of In-
vestments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Radiate Holdco LLC ,
4.50%, 9/15/2026(b) 160,000 165,200
6.50%, 9/15/2028(b) 395,000 402,766
Sirius XM Radio, Inc. ,
5.00%, 8/1/2027(b) 130,000 135,850
5.50%, 7/1/2029(b) 1,454,000 1,572,137
4.13%, 7/1/2030(b) 646,000 648,996
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(b) 440,000 454,454
36,285,488
Metals & Mining 0.2%
ArcelorMittal SA ,
7.00%, 10/15/2039(c) 285,000 402,206
6.75%, 3/1/2041(c) 95,000 130,566
Corp. Nacional del Cobre de
Chile ,
3.15%, 1/14/2030(b) 260,000 268,325
Reg. S, 5.63%, 9/21/2035 100,000 127,331
CSN Inova Ventures ,
6.75%, 1/28/2028(b) 219,000 233,541
First Quantum Minerals Ltd. ,
6.88%, 3/1/2026(b) 405,000 421,200
Freeport-McMoRan, Inc. ,
5.25%, 9/1/2029 245,000 266,131
5.40%, 11/14/2034 385,000 462,481
5.45%, 3/15/2043 825,000 1,015,782
Nexa Resources SA ,
5.38%, 5/4/2027(b) 318,000 333,903
Reg. S, 5.38%, 5/4/2027 200,000 210,002
3,871,468
Multi-Utilities 0.3%
DTE Energy Co. ,
Series F, 1.05%, 6/1/2025 2,645,000 2,624,138
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 3,120,000 2,970,162
5,594,300
Oil, Gas & Consumable Fuels 4.6%
Abu Dhabi Crude Oil Pipeline
LLC ,
Reg. S, 4.60%, 11/2/2047 550,000 648,505
4.60%, 11/2/2047(b) 200,000 235,820
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 795,000 845,188
3.25%, 1/31/2032(b) 630,000 632,079
Comstock Resources, Inc. ,
6.75%, 3/1/2029(b) 611,000 659,880
5.88%, 1/15/2030(b) 245,000 254,800
CQP Holdco LP ,
5.50%, 6/15/2031(b) 1,340,000 1,425,157
DT Midstream, Inc. ,
4.13%, 6/15/2029(b) 675,000 684,490
Energy Transfer LP ,
4.50%, 11/1/2023 4,000,000 4,256,185
2.90%, 5/15/2025 2,930,000 3,071,202
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enterprise Products Operating
LLC ,
4.25%, 2/15/2048 5,310,000 6,014,442
Series E, (ICE LIBOR USD
3 Month + 3.03%), 5.25%,
8/16/2077(e) 2,500,000 2,615,720
Genesis Energy LP ,
6.50%, 10/1/2025 115,000 114,425
6.25%, 5/15/2026 330,000 324,017
8.00%, 1/15/2027 95,000 96,188
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 2,120,000 2,700,438
Leviathan Bond Ltd. ,
Reg. S, 6.75%,
6/30/2030(b) 105,286 116,341
Magellan Midstream Partners
LP ,
3.25%, 6/1/2030 2,270,000 2,426,513
Marathon Oil Corp. ,
4.40%, 7/15/2027 1,710,000 1,920,809
Marathon Petroleum Corp. ,
4.70%, 5/1/2025 9,845,000 10,989,443
MPLX LP ,
4.90%, 4/15/2058 4,000,000 4,644,356
Pertamina Persero PT ,
Reg. S, 6.45%, 5/30/2044 310,000 403,915
Petrobras Global Finance BV ,
5.50%, 6/10/2051 140,000 130,340
Petroleos de Venezuela SA ,
Reg. S, 6.00%,
5/16/2024(f) 322,820 18,562
Reg. S, 6.00%,
11/15/2026(e)(f) 830,693 47,765
Reg. S, 5.38%,
4/12/2027(f) 789,800 45,413
Petroleos del Peru SA ,
4.75%, 6/19/2032(b) 400,000 412,000
Reg. S, 5.63%, 6/19/2047 200,000 199,782
Petroleos Mexicanos ,
6.88%, 10/16/2025(b) 97,000 106,215
5.35%, 2/12/2028 690,000 679,995
6.50%, 1/23/2029 52,000 53,451
6.84%, 1/23/2030 83,000 85,730
5.95%, 1/28/2031 435,000 421,689
6.75%, 9/21/2047 382,000 333,167
6.35%, 2/12/2048 10,009,000 8,457,255
7.69%, 1/23/2050 116,000 109,840
6.95%, 1/28/2060 131,000 114,481
Phillips 66 ,
1.30%, 2/15/2026 2,420,000 2,406,176
Pioneer Natural Resources
Co. ,
2.15%, 1/15/2031 4,695,000 4,565,451
Saudi Arabian Oil Co. ,
Reg. S, 4.25%, 4/16/2039 950,000 1,065,083
4.25%, 4/16/2039(b) 200,000 224,228
Southern Gas Corridor CJSC ,
Reg. S, 6.88%, 3/24/2026 2,000,000 2,353,120
6.88%, 3/24/2026(b) 206,000 242,371

40 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus
Bond Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Suncor Energy, Inc. ,
3.10%, 5/15/2025 2,810,000 2,992,176
Transcanada Trust ,
Series 16-A, (ICE LIBOR
USD 3 Month + 4.64%),
5.87%, 8/15/2076(e) 1,515,000 1,696,800
Western Midstream Operating
LP ,
5.30%, 2/1/2030(c) 560,000 618,800
Williams Cos., Inc. (The) ,
4.50%, 11/15/2023 1,955,000 2,094,290
74,554,093
Paper & Forest Products 0.4%
Suzano Austria GmbH ,
6.00%, 1/15/2029 200,000 234,700
3.13%, 1/15/2032 5,750,000 5,553,063
5,787,763
Pharmaceuticals 0.6%
Bausch Health Cos., Inc. ,
6.13%, 4/15/2025(b) 626,000 638,927
5.50%, 11/1/2025(b) 340,000 345,100
5.75%, 8/15/2027(b) 3,407,000 3,568,833
Organon & Co. ,
5.13%, 4/30/2031(b) 795,000 835,028
Viatris , Inc. ,
4.00%, 6/22/2050(b) 4,135,000 4,394,935
9,782,823
Real Estate Management & Development 0.1%
Realogy Group LLC ,
4.88%, 6/1/2023(b) 100,000 103,500
7.63%, 6/15/2025(b) 275,000 293,686
9.38%, 4/1/2027(b) 585,000 642,769
5.75%, 1/15/2029(b) 1,105,000 1,146,172
2,186,127
Road & Rail 0.4%
AerCap Global Aviation Trust ,
(ICE LIBOR USD 3
Month + 4.30%), 6.50%,
6/15/2045(b)(e) 229,000 248,153
Avis Budget Car Rental LLC ,
4.75%, 4/1/2028(b) 885,000 912,533
5.38%, 3/1/2029(b) 4,957,000 5,239,053
6,399,739
Semiconductors & Semiconductor Equipment 1.8%
Broadcom, Inc. ,
3.42%, 4/15/2033(b) 4,411,000 4,566,142
3.47%, 4/15/2034(b) 9,110,000 9,380,904
3.14%, 11/15/2035(b) 694,000 691,818
3.19%, 11/15/2036(b) 5,155,000 5,140,030
Marvell Technology, Inc. ,
2.45%, 4/15/2028(b) 4,430,000 4,513,150
2.95%, 4/15/2031(b) 3,879,000 3,987,223
ON Semiconductor Corp. ,
3.88%, 9/1/2028(b) 240,000 247,800
28,527,067
Corporate Bonds
Principal
Amount ($) Value ($)
Software 0.7%
Oracle Corp. ,
3.65%, 3/25/2041 3,010,000 3,113,060
4.00%, 7/15/2046 2,510,000 2,659,036
3.60%, 4/1/2050 3,585,000 3,589,296
VMware, Inc. ,
2.20%, 8/15/2031 2,540,000 2,483,532
11,844,924
Specialty Retail 0.1%
Lowe's Cos., Inc. ,
2.80%, 9/15/2041 1,484,000 1,443,581
White Cap Buyer LLC ,
6.88%, 10/15/2028(b) 375,000 395,625
1,839,206
Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc. ,
3.35%, 2/9/2027 2,545,000 2,806,369
2.38%, 2/8/2041 2,595,000 2,492,448
2.70%, 8/5/2051 2,530,000 2,439,567
2.55%, 8/20/2060 2,035,000 1,855,050
Dell International LLC ,
5.45%, 6/15/2023 4,880,000 5,233,949
6.02%, 6/15/2026 1,800,000 2,141,150
8.35%, 7/15/2046 2,435,000 3,949,220
20,917,753
Thrifts & Mortgage Finance 0.2%
Rocket Mortgage LLC ,
2.88%, 10/15/2026(b) 3,272,000 3,197,398
Tobacco 0.4%
Altria Group, Inc. ,
3.40%, 2/4/2041 1,829,000 1,732,134
BAT Capital Corp. ,
2.26%, 3/25/2028 4,275,000 4,243,041
5,975,175
Trading Companies & Distributors 0.1%
Imola Merger Corp. ,
4.75%, 5/15/2029(b) 265,000 274,147
United Rentals North America,
Inc. ,
3.75%, 1/15/2032 810,000 819,113
1,093,260
Wireless Telecommunication Services 1.0%
Sprint Corp. ,
7.13%, 6/15/2024 355,000 404,061
7.63%, 3/1/2026 315,000 381,693
T-Mobile USA, Inc. ,
2.05%, 2/15/2028 2,985,000 3,008,880
2.63%, 2/15/2029 215,000 217,270
3.88%, 4/15/2030 5,240,000 5,785,809
2.55%, 2/15/2031 2,990,000 3,000,655
2.88%, 2/15/2031 550,000 554,675

NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus Bond Fund) - September 30, 2021 (Unaudited) - Statement of In-
vestments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc.,
4.38%, 4/15/2040 2,975,000 3,427,697
16,780,740
Total Corporate Bonds
(cost $785,893,681)
807,615,724
Foreign Government Securities 2.7%
ANGOLA 0.1%
Republic of Angola ,
Reg. S, 8.25%, 5/9/2028 200,000 207,000
Reg. S, 8.00%, 11/26/2029 240,000 245,549
Reg. S, 9.38%, 5/8/2048 1,000,000 1,030,560
Reg. S, 9.13%, 11/26/2049 200,000 202,928
1,686,037
ARGENTINA 0.1%
Argentine Republic ,
1.00%, 7/9/2029 758,076 288,076
0.50%, 7/9/2030(c) 1,280,000 469,402
2.00%, 1/9/2038(c) 1,780,588 690,494
2.50%, 7/9/2041(c) 1,840,000 675,777
2,123,749
BRAZIL 0.0%
†
Federative Republic of Brazil ,
3.88%, 6/12/2030 400,000 387,780
5.63%, 1/7/2041 350,000 353,486
741,266
CHILE 0.0%
†
Republic of Chile ,
2.55%, 7/27/2033 200,000 194,968
COLOMBIA 0.1%
Republic of Colombia ,
7.38%, 9/18/2037 132,000 162,157
6.13%, 1/18/2041 290,000 318,516
5.00%, 6/15/2045 1,000,000 974,640
5.20%, 5/15/2049 330,000 328,726
1,784,039
COSTA RICA 0.1%
Republic of Costa Rica ,
Reg. S, 6.13%, 2/19/2031 205,000 210,127
Reg. S, 7.16%, 3/12/2045 700,000 699,125
7.16%, 3/12/2045(b) 438,000 437,453
1,346,705
DOMINICAN REPUBLIC 0.1%
Dominican Republic
Government Bond ,
Reg. S, 6.00%, 7/19/2028 150,000 169,501
Reg. S, 7.45%, 4/30/2044 100,000 119,151
Reg. S, 6.85%, 1/27/2045 320,000 356,803
Reg. S, 6.40%, 6/5/2049 150,000 158,777
Foreign Government Securities
Principal
Amount ($) Value ($)
DOMINICAN REPUBLIC
Dominican Republic
Government Bond
(continued)
Reg. S, 5.88%, 1/30/2060 650,000 636,032
1,440,264
ECS 0.0%
†
Republic of Ecuador ,
Reg. S, 5.00%,
7/31/2030(c) 310,000 260,403
ECUADOR 0.1%
0.00%, 7/31/2030(b) 97,034 51,793
5.00%, 7/31/2030(b)(c) 396,900 333,400
1.00%, 7/31/2035(b)(c) 750,130 494,155
0.50%, 7/31/2040(b)(c) 476,700 277,087
1,156,435
EGYPT 0.1%
Arab Republic of Egypt ,
Reg. S, 7.60%, 3/1/2029 200,000 207,126
Reg. S, 8.50%, 1/31/2047 400,000 386,000
Reg. S, 7.90%, 2/21/2048 430,000 392,375
Reg. S, 8.70%, 3/1/2049 600,000 582,039
Reg. S, 8.88%, 5/29/2050 200,000 197,833
Reg. S, 7.50%, 2/16/2061 200,000 175,216
1,940,589
GHANA 0.1%
Republic of Ghana ,
Reg. S, 7.75%, 4/7/2029 400,000 380,880
Reg. S, 10.75%,
10/14/2030 530,000 639,975
Reg. S, 8.63%, 4/7/2034 400,000 380,200
Reg. S, 7.88%, 2/11/2035 200,000 179,776
Reg. S, 8.88%, 5/7/2042 242,000 225,060
Reg. S, 8.95%, 3/26/2051 200,000 182,250
1,988,141
HUNGARY 0.1%
Hungary Government Bond ,
3.13%, 9/21/2051(b) 2,090,000 2,058,002
INDONESIA 0.2%
Republic of Indonesia ,
Reg. S, 8.50%, 10/12/2035 940,000 1,467,516
Reg. S, 7.75%, 1/17/2038 185,000 275,163
Reg. S, 5.25%, 1/17/2042 790,000 958,837
2,701,516
IVORY COAST 0.2%
Republic of Cote d'Ivoire ,
Reg. S, 5.75%,
12/31/2032(c) 1,363,890 1,363,890
Reg. S, 6.13%, 6/15/2033 1,350,000 1,424,925
2,788,815

42 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus
Bond Fund)
Foreign Government Securities
Principal
Amount ($) Value ($)
JAPAN 0.3%
Japan Bank for International
Cooperation ,
0.63%, 7/15/2025 5,010,000 4,954,139
KENYA 0.0%
†
Republic of Kenya ,
Reg. S, 6.30%, 1/23/2034 200,000 197,258
MEXICO 0.3%
United Mexican States ,
2.66%, 5/24/2031 200,000 192,946
4.75%, 4/27/2032 3,615,000 4,066,044
4,258,990
NIGERIA 0.2%
Federal Republic of Nigeria ,
5.63%, 6/27/2022 200,000 204,528
Reg. S, 7.63%, 11/21/2025 400,000 442,504
Reg. S, 7.88%, 2/16/2032 300,000 311,637
7.38%, 9/28/2033(b) 1,656,000 1,669,248
2,627,917
OMAN 0.1%
Sultanate of Oman
Government Bond ,
Reg. S, 6.50%, 3/8/2047 200,000 193,778
Reg. S, 6.75%, 1/17/2048 549,000 542,851
Reg. S, 7.00%, 1/25/2051 200,000 202,856
939,485
PANAMA 0.0%
†
Republic of Panama ,
8.88%, 9/30/2027 400,000 544,904
PERU 0.1%
Republic of Peru ,
8.75%, 11/21/2033 660,000 1,020,155
6.55%, 3/14/2037 22,000 29,658
1,049,813
QATAR 0.1%
State of Qatar ,
Reg. S, 3.75%, 4/16/2030 230,000 258,930
Reg. S, 4.82%, 3/14/2049 1,000,000 1,284,620
1,543,550
ROMANIA 0.1%
Romania Government Bond ,
Reg. S, 3.00%, 2/14/2031 918,000 935,820
Reg. S, 5.13%, 6/15/2048 290,000 342,926
Reg. S, 4.00%, 2/14/2051 200,000 199,200
1,477,946
SENEGAL 0.0%
†
Republic of Senegal ,
Reg. S, 6.75%, 3/13/2048 400,000 403,748
Foreign Government Securities
Principal
Amount ($) Value ($)
TURKEY 0.0%
†
Turkiye Ihracat Kredi Bankasi
A/S ,
5.38%, 10/24/2023(b) 200,000 204,288
8.25%, 1/24/2024(b) 200,000 214,740
419,028
UKRAINE 0.2%
Ukraine Government Bond ,
Reg. S, 7.75%, 9/1/2025 120,000 130,354
Reg. S, 7.75%, 9/1/2027 410,000 444,115
Reg. S, 9.75%, 11/1/2028 1,500,000 1,759,050
Reg. S, 6.88%, 5/21/2029 300,000 304,029
Reg. S, 7.38%, 9/25/2032 290,000 296,890
1.1E-05%, 5/31/2040(a)(b) 228,000 248,699
Ukreximbank ,
9.63%, 4/27/2022(b) 40,000 40,606
3,223,743
VENEZUELA, BOLIVARIAN REPUBLIC OF
0.0%
†
Bolivarian Republic of
Venezuela ,
Reg. S, 8.25%,
10/13/2024(f) 542,900 57,547
Total Foreign Government Securities
(cost $43,219,916)
43,908,997
Mortgage-Backed Securities 10.6%
FHLMC Gold Pool
Pool# G13072
5.00%, 4/1/2023 510 532
Pool# G13122
5.00%, 4/1/2023 240 250
Pool# G13225
5.00%, 6/1/2023 5,614 5,852
Pool# J08443
5.00%, 7/1/2023 1,960 2,042
Pool# C03795
3.50%, 4/1/2042 583,432 635,508
Pool# Q08997
3.50%, 6/1/2042 361,536 393,859
Pool# Q19480
4.00%, 6/1/2043 773,670 854,833
Pool# V80509
4.00%, 10/1/2043 138,355 152,352
Pool# Q29697
3.50%, 11/1/2044 431,567 467,439
Pool# G07961
3.50%, 3/1/2045 343,606 372,162
Pool# V82196
4.50%, 1/1/2046 166,083 182,203
Pool# G61281
3.50%, 1/1/2048 992,338 1,065,647
FHLMC UMBS Pool
Pool# QA7325
3.00%, 2/1/2050 1,608,191 1,687,903

NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus Bond Fund) - September 30, 2021 (Unaudited) - Statement of In-
vestments - 43
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QA6750
3.00%, 2/1/2050 206,007 216,992
Pool# QA8311
3.00%, 3/1/2050 1,339,998 1,411,343
Pool# QB4785
2.50%, 10/1/2050 2,188,127 2,258,327
Pool# QB9401
2.00%, 3/1/2051 3,014,641 3,036,957
FNMA UMBS Pool
Pool# AH9471
4.50%, 4/1/2041 334,918 368,759
Pool# AH4038
4.50%, 4/1/2041 250,290 277,665
Pool# AI3506
4.50%, 6/1/2041 12,061 13,380
Pool# AQ9328
3.50%, 1/1/2043 117,922 128,417
Pool# AB9046
3.50%, 4/1/2043 691,918 755,367
Pool# AT2021
3.50%, 4/1/2043 506,855 551,966
Pool# AB9864
3.50%, 7/1/2043 265,932 290,320
Pool# AS0212
3.50%, 8/1/2043 1,063,826 1,157,975
Pool# AS0210
3.50%, 8/1/2043 682,848 745,472
Pool# AU3742
3.50%, 8/1/2043 406,067 442,210
Pool# AU6857
4.00%, 9/1/2043 412,400 458,848
Pool# AU4386
4.00%, 10/1/2043 121,652 134,111
Pool# AS1559
4.00%, 1/1/2044 675,880 746,438
Pool# AW2478
4.50%, 6/1/2044 179,974 196,561
Pool# AL6432
4.00%, 1/1/2045 694,651 764,256
Pool# AS5175
3.50%, 6/1/2045 696,212 754,852
Pool# AS6464
3.50%, 1/1/2046 571,527 618,850
Pool# BO8947
3.00%, 1/1/2050 1,100,905 1,154,448
Pool# FM4334
3.00%, 4/1/2050 2,164,435 2,284,940
Pool# BP9581
2.50%, 8/1/2050 1,776,164 1,835,679
Pool# FM5316
2.00%, 12/1/2050 1,864,890 1,873,989
Pool# CA8817
2.00%, 2/1/2051 3,994,898 4,008,649
Pool# BR4515
2.00%, 2/1/2051 2,648,705 2,665,441
Pool# BR4029
2.00%, 2/1/2051 2,455,769 2,469,593
Pool# BR2667
2.00%, 2/1/2051 1,941,299 1,959,537
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BR4051
2.00%, 2/1/2051 1,922,735 1,933,559
Pool# BR7795
2.50%, 4/1/2051 3,764,680 3,886,561
Pool# FM7151
2.00%, 5/1/2051 1,127,389 1,131,545
Pool# FM7189
2.50%, 5/1/2051 3,249,113 3,364,580
Pool# FM7738
2.50%, 6/1/2051 2,582,681 2,666,132
Pool# BT0417
2.50%, 6/1/2051 1,565,962 1,616,661
Pool# BT1339
2.50%, 7/1/2051 2,618,098 2,707,520
Pool# FM8178
2.50%, 7/1/2051 1,594,464 1,646,086
Pool# CB1038
2.50%, 7/1/2051 1,588,328 1,640,120
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 10/25/2036 15,000,000 15,448,245
2.50%, 10/25/2036 15,000,000 15,626,370
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 10/25/2051 20,000,000 20,053,907
2.50%, 10/25/2051 15,000,000 15,465,820
3.00%, 10/25/2051 7,000,000 7,324,569
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 619,303 669,528
Pool# MA0783
3.50%, 2/20/2043 766,759 828,950
Pool# MA2892
3.50%, 6/20/2045 41,639 44,429
Pool# MA3663
3.50%, 5/20/2046 503,491 535,021
Pool# MA3803
3.50%, 7/20/2046 239,354 254,067
Pool# MA4262
3.50%, 2/20/2047 20,000 21,221
Pool# MA4510
3.50%, 6/20/2047 783,765 830,205
Pool# MA4586
3.50%, 7/20/2047 531,422 562,848
Pool# MA4837
3.50%, 11/20/2047 938,415 994,040
Pool# MA4962
3.50%, 1/20/2048 562,669 597,418
Pool# MA6542
3.50%, 3/20/2050 693,169 728,068
GNMA TBA
2.00%, 10/15/2051 8,000,000 8,115,313
2.50%, 10/15/2051 12,000,000 12,387,660
3.00%, 10/15/2051 9,000,000 9,402,894
Total Mortgage-Backed Securities
(cost $170,100,829)
169,885,261

44 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus
Bond Fund)
Municipal Bond 0.3%
Principal
Amount ($) Value ($)
California 0.3%
State of California,
GO, 7.55%, 4/1/2039 3,000,000 5,055,144
Total Municipal Bond
(cost $5,189,870)
5,055,144
Supranational 0.9%
Eastern & Southern African
Trade & Development Bank,
4.88%, 5/23/2024 200,000 210,780
Banque Ouest Africaine de
Developpement
5.00%, 7/27/2027 200,000 223,990
4.70%, 10/22/2031(b) 200,000 219,612
European Investment Bank,
0.63%, 10/21/2027 1,365,000 1,318,988
International Bank for
Reconstruction &
Development
0.50%, 10/28/2025 3,870,000 3,818,344
0.75%, 11/24/2027 5,280,000 5,123,781
0.75%, 8/26/2030 3,450,000 3,228,618
Total Supranational
(cost $14,545,938)
14,144,113
U.S. Government Agency Securities 0.6%
FHLB, 5.50%, 7/15/2036 2,310,000 3,369,586
FNMA
0.50%, 11/7/2025 2,245,000 2,215,924
5.63%, 7/15/2037 3,060,000 4,564,864
Total U.S. Government Agency Securities
(cost $9,272,729)
10,150,374
U.S. Treasury Obligations 25.1%
U.S. Treasury Bonds
1.13%, 5/15/2040 22,486,500 19,435,890
2.25%, 5/15/2041 26,245,000 27,290,699
3.63%, 8/15/2043 1,745,000 2,239,803
3.13%, 8/15/2044 33,005,000 39,498,992
3.13%, 5/15/2048 5,250,000 6,387,773
1.88%, 2/15/2051 21,720,200 20,712,247
2.38%, 5/15/2051 67,617,500 72,160,551
U.S. Treasury Notes
0.38%, 1/31/2026 930,000 910,020
0.75%, 8/31/2026 128,085,000 126,714,091
1.25%, 6/30/2028 62,898,900 62,766,222
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.25%, 8/15/2031 26,321,200 25,683,733
Total U.S. Treasury Obligations
(cost $410,494,277)
403,800,021
Total Investments
(cost $1,592,719,377) — 100.2%
1,609,507,916
Liabilities in excess of other
assets — (0.2)% (3,333,081)
NET ASSETS — 100.0%
$ 1,606,174,835
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2021.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2021 was $368,246,006 which represents 22.93% of net
assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2021.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2021.
The maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2021.
(f) Security in default.

NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus Bond Fund) - September 30, 2021 (Unaudited) - Statement of In-
vestments - 45
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of September 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 5 Year Note (621) 12/2021 USD (76,222,899) 379,439
U.S. Treasury 10 Year Note (203) 12/2021 USD (26,716,703) 303,682
U.S. Treasury 10 Year Ultra Note (688) 12/2021 USD (99,932,000) 1,365,040
U.S. Treasury Long Bond (188) 12/2021 USD (29,933,125) 679,699
U.S. Treasury Ultra Bond (438) 12/2021 USD (83,685,375) 1,408,630
4,136,490
As of September 30, 2021, the Fund had $5,753,025 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

46 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus
Bond Fund)
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 107,174,315 $ – $ 107,174,315
Collateralized Mortgage Obligations – 18,726,914 – 18,726,914
Commercial Mortgage-Backed Securities – 28,290,297 – 28,290,297
Convertible Bond – 756,756 – 756,756
Corporate Bonds – 807,615,724 – 807,615,724
Foreign Government Securities – 43,908,997 – 43,908,997
Futures Contracts 4,136,490 – – 4,136,490
Mortgage-Backed Securities – 169,885,261 – 169,885,261
Municipal Bond – 5,055,144 – 5,055,144
Supranational – 14,144,113 – 14,144,113

NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus Bond Fund) - September 30, 2021 (Unaudited) - Statement of In-
vestments - 47
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
Level 1 Level 2 Level 3 Total
Assets:
U.S. Government Agency Securities $ – $ 10,150,374 $ – $ 10,150,374
U.S. Treasury Obligations – 403,800,021 – 403,800,021
Total $ 4,136,490 $ 1,609,507,916 $ – $ 1,613,644,406
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 4,136,490
Total $ 4,136,490
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

48 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine
NVIT Total Return Tactical Fund)
Asset-Backed Securities 17.9%
Principal
Amount ($) Value ($)
Automobiles 0.2%
Exeter Automobile
Receivables Trust, Series
2021-1A, Class D, 1.08%,
11/16/2026 250,000 249,580
Flagship Credit Auto Trust,
Series 2017-4, Class C,
2.92%, 11/15/2023(a) 160,932 161,533
411,113
Home Equity 8.3%
Aegis Asset-Backed Securities
Corp. Mortgage Pass-
Through Certificates, Series
2003-2, Class M2, 2.64%,
11/25/2033(b) 1,496,203 1,501,829
Asset-Backed Securities
Corp. Home Equity Loan
Trust AMQ, Series 2007-
HE2, Class A4, 0.32%,
5/25/2037(b) 1,605,224 1,314,576
Credit-Based Asset Servicing
and Securitization LLC,
Series 2006-CB4, Class
AV3, 0.39%, 5/25/2036(b) 2,699,030 2,189,022
HSI Asset Securitization
Corp. Trust, Series 2007-
NC1, Class A3, 0.27%,
4/25/2037(b) 507,306 402,749
JP Morgan Mortgage
Acquisition Trust
Series 2006-RM1, Class A5,
0.57%, 8/25/2036(b) 1,784,590 1,067,824
Series 2007-CH3, Class
M2, 0.41%, 3/25/2037(b) 1,500,000 1,430,954
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
0.30%, 5/25/2037(b) 1,760,643 1,733,941
Merrill Lynch Mortgage
Investors Trust, Series
2006-HE3, Class A4,
0.59%, 6/25/2037(b) 2,273,748 884,329
New Century Home Equity
Loan Trust, Series 2006-
1, Class A2C, 0.37%,
5/25/2036(b) 1,500,000 1,319,956
Option One Mortgage Loan
Trust, Series 2006-1, Class
M2, 0.66%, 1/25/2036(b) 2,049,000 1,869,252
Renaissance Home Equity
Loan Trust, Series 2007-
1, Class AF4, 5.76%,
4/25/2037(c) 2,781,357 1,209,647
Securitized Asset-Backed
Receivables LLC Trust,
Series 2006-FR4, Class
A2B, 0.26%, 8/25/2036(b) 4,337,879 1,885,295
16,809,374
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other 9.1%
Affirm Asset Securitization
Trust, Series 2020-
Z1, Class A, 3.46%,
10/15/2024(a) 103,942 105,170
AGL CLO 3 Ltd., Series
2020-3A, Class A, 1.43%,
1/15/2033(a)(b) 1,000,000 1,001,431
Blackbird Capital Aircraft,
Series 2021-1A, Class B,
3.45%, 7/15/2046(a) 746,094 749,959
Bridge Street CLO II Ltd.,
Series 2021-1A, Class A1A,
1.32%, 7/20/2034(a)(b) 500,000 500,087
Carlyle Global Market
Strategies CLO Ltd., Series
2014-3RA, Class A1A,
1.18%, 7/27/2031(a)(b) 495,916 495,971
CLNC Ltd., Series 2019-
FL1, Class A, 1.41%,
8/20/2035(a)(b) 169,000 169,110
Columbia Cent CLO 29 Ltd.,
Series 2020-29A, Class B1,
2.59%, 7/20/2031(a)(b) 500,000 500,569
Dryden 75 CLO Ltd., Series
2019-75A, Class AR2,
1.17%, 4/15/2034(a)(b) 500,000 500,464
FS RIALTO, Series 2021-
FL2, Class A, 1.30%,
4/16/2028(a)(b) 375,000 375,446
Generate CLO 9 Ltd., Series
9A, Class A, 0.00%,
10/20/2034(a)(b) 500,000 500,000
Gulf Stream Meridian 3 Ltd.,
Series 2021-IIIA, Class A1,
1.45%, 4/15/2034(a)(b) 500,000 500,308
Home Partners of America
Trust
Series 2021-1, Class D,
2.48%, 9/19/2041(a) 1,193,491 1,171,704
Series 2021-1, Class F,
3.33%, 9/19/2041(a) 701,350 689,593
LCM XV LP, Series 15A, Class
DR, 3.83%, 7/20/2030(a)(b) 250,000 247,522
LoanCore Issuer Ltd., Series
2019-CRE2, Class AS,
1.58%, 5/15/2036(a)(b) 188,000 188,000
Marble Point CLO
Management LLC, Series
2021-2A, Class A, 1.33%,
7/25/2034(a)(b) 500,000 500,271
Marble Point CLO XIV Ltd.,
Series 2018-2A, Class A1R,
1.41%, 1/20/2032(a)(b) 500,000 500,233
Marlette Funding Trust, Series
2019-4A, Class C, 3.76%,
12/17/2029(a) 500,000 515,503
ME Funding LLC, Series
2019-1, Class A2, 6.45%,
7/30/2049(a) 736,875 776,906

NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine NVIT Total Return Tactical Fund) - September 30, 2021 (Unaudited) -
Statement of Investments - 49
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Pagaya AI Debt Selection
Trust
Series 2021-1, Class B,
2.13%, 11/15/2027(a) 350,000 353,332
Series 2021-3, Class B,
1.74%, 5/15/2029(a) 500,000 498,965
PMT Issuer Trust-FMSR,
Series 2021-FT1, Class A,
3.09%, 3/25/2026(a)(b) 850,000 849,376
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
1.32%, 10/20/2030(a)(b) 500,000 500,007
Sprite Ltd., Series 2017-
1, Class A, 4.25%,
12/15/2037(a) 313,301 311,198
SUNNOVA HELIOS II ISSUER
LLC, Series 2021-A, Class
A, 1.80%, 2/20/2048(a) 470,545 469,598
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 477,701 507,334
Symphony CLO XV Ltd.,
Series 2014-15A, Class
AR3, 1.21%, 1/17/2032(a)
(b) 500,000 500,004
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(a) 853,305 845,273
TRTX Issuer Ltd., Series
2019-FL3, Class AS, 1.61%,
10/15/2034(a)(b) 196,000 195,939
Upstart Pass-Through Trust
Series 2021-ST3, Class A,
2.00%, 5/20/2027(a) 437,727 439,076
Series 2021-ST4, Class A,
2.00%, 7/20/2027(a) 320,030 319,708
Venture XV CLO Ltd., Series
2013-15A, Class A1R2,
1.50%, 7/15/2032(a)(b) 496,957 496,957
Venture XX CLO Ltd., Series
2015-20A, Class AR,
0.95%, 4/15/2027(a)(b) 104,088 104,092
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(a) 432,410 427,144
VOLT XCIV LLC, Series 2021-
NPL3, Class A1, 2.24%,
2/27/2051(a)(c) 466,687 467,116
VOLT XCIX LLC, Series 2021-
NPL8, Class A1, 2.12%,
4/25/2051(a)(c) 789,080 789,824
VOLT XCVI LLC, Series 2021-
NPL5, Class A1, 2.12%,
3/27/2051(a)(c) 456,157 456,411
18,519,601
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan 0.3%
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(a) 500,000 519,820
Total Asset-Backed Securities
(cost $36,262,419)
36,259,908
Collateralized Mortgage Obligations 18.7%
Alternative Loan Trust
Series 2005-64CB, Class
1A12, 0.89%, 12/25/2035(b) 1,272,238 1,109,453
Series 2006-13T1, Class
A1, 6.00%, 5/25/2036 2,014,923 1,320,947
Series 2006-OA7, Class
1A2, 1.03%, 6/25/2046(b) 1,928,136 1,773,757
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
0.57%, 2/25/2036(b) 1,568,079 1,586,051
BRAVO Residential Funding
Trust, Series 2021-A, Class
A1, 1.99%, 10/25/2059(a)(c) 925,109 925,244
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1,724,120 1,147,935
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,239,425 843,776
FHLMC REMICS
Series 4749, Class LV,
3.50%, 4/15/2038 4,000,000 4,050,285
Series 4729, Class AG,
3.00%, 1/15/2044 687,495 688,615
Series 4748, Class KW,
3.50%, 9/15/2044 1,355,978 1,361,923
Series 5004, Class LS, IO,
6.06%, 7/25/2050(b) 3,758,371 824,929
FMC GMSR Issuer Trust,
Series 2020-GT1, Class A,
4.45%, 1/25/2026(a)(b) 1,000,000 993,239
FNMA REMICS
Series 2013-20, Class MA,
2.50%, 3/25/2033 2,055,854 2,155,817
Series 2014-11, Class KZ,
2.50%, 10/25/2041 2,296,164 2,361,084
Series 2018-33, Class A,
3.00%, 5/25/2048 1,030,125 1,067,137
Series 2019-64, Class D,
2.50%, 11/25/2049 634,411 646,217
Series 2020-77, Class S,
IO, 4.10%, 11/25/2050(b) 6,793,147 1,010,859
Series 2021-61, Class KZ,
2.50%, 9/25/2051 3,006,250 2,972,704
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(b) 700,000 702,630

50 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine
NVIT Total Return Tactical Fund)
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GNMA REMICS
Series 2019-84, Class SA,
IO, 3.31%, 7/20/2049(b) 7,555,543 596,054
Series 2021-57, Class IA,
IO, 2.50%, 12/20/2050 4,539,171 651,167
GNMA , 0.00%, 8/16/2063(b) 5,588,095 467,609
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 0.45%,
7/25/2047(b) 837,187 664,384
JP Morgan Mortgage Trust,
Series 2006-S1, Class 2A9,
6.50%, 4/25/2036 513,863 532,232
Morgan Stanley Residential
Mortgage Loan Trust, Series
2020-RPL1, Class A1,
2.69%, 10/25/2060(a)(b) 608,587 608,974
New Residential Mortgage
Loan Trust, Series 2021-
NQ1R, Class M1, 2.27%,
7/25/2055(a)(b) 550,000 547,145
NRPL Trust, Series 2018-
2A, Class A1, 4.25%,
7/25/2067(a)(c) 1,218,163 1,216,404
RALI Trust, Series 2006-
QS17, Class A7, 6.00%,
12/25/2036 1,212,392 1,179,996
Seasoned Credit Risk Transfer
Trust, Series 2019-4, Class
MV, 3.00%, 2/25/2059 1,975,871 2,096,660
Toorak Mortgage Corp. Ltd.,
Series 2020-1, Class A2,
3.23%, 3/25/2023(a)(c) 1,100,000 1,100,390
ZH Trust, Series 2021-
2, Class A, 2.35%,
10/17/2027(a) 650,000 649,999
Total Collateralized Mortgage Obligations
(cost $38,520,606)
37,853,616
Commercial Mortgage-Backed Securities 7.3%
ACRE Commercial Mortgage
Ltd. , Series 2021-
FL4, Class A, 0.92%,
12/18/2037(a)(b) 177,564 176,940
BANK
Series 2020-BN30,
Class XB, IO, 0.83%,
12/15/2053(b) 3,036,000 180,733
Series 2017-BNK6, Class
XA, IO, 0.95%, 7/15/2060(b) 4,469,288 162,855
Series 2018-BN10, Class
XA, IO, 0.87%, 2/15/2061(b) 2,817,897 110,206
BBCMS Mortgage Trust
Series 2020-C6, Class XA,
IO, 1.17%, 2/15/2053(b) 1,988,473 142,162
Series 2021-C9, Class XA,
IO, 1.77%, 2/15/2054(b) 1,496,965 181,999
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BBCMS Mortgage Trust
Series 2021-C11, Class XA,
IO, 1.39%, 9/15/2054(b) 1,901,000 198,300
BB-UBS Trust
Series 2012-SHOW, Class
XB, IO, 0.28%, 11/5/2036(a)
(b) 4,823,000 27,314
Series 2012-SHOW, Class
XA, IO, 0.73%, 11/5/2036(a)
(b) 8,760,000 161,387
Benchmark Mortgage Trust
Series 2020-B19, Class XA,
IO, 1.89%, 9/15/2053(b) 1,319,182 142,420
Series 2021-B27, Class XA,
IO, 1.39%, 7/15/2054(b) 2,010,560 195,457
BX Commercial Mortgage
Trust
Series 2021-VOLT, Class E,
2.10%, 9/15/2036(a)(b) 134,000 134,168
Series 2021-VOLT, Class F,
2.50%, 9/15/2036(a)(b) 134,000 134,168
BX Trust
Series 2018-EXCL, Class A,
1.17%, 9/15/2037(a)(b) 51,359 50,974
Series 2019-OC11, Class E,
4.08%, 12/9/2041(a)(b) 211,000 217,818
Series 2019-OC11, Class D,
4.08%, 12/9/2041(a)(b) 100,000 105,688
BXMT Ltd. , Series 2021-
FL4, Class A, 1.13%,
5/15/2038(a)(b) 125,000 125,039
CD Mortgage Trust
Series 2017-CD6, Class XA,
IO, 1.06%, 11/13/2050(b) 5,613,227 216,902
Series 2017-CD6, Class C,
4.41%, 11/13/2050(b) 202,000 217,597
CFCRE Commercial Mortgage
Trust , Series 2016-C4,
Class XA, IO, 1.80%,
5/10/2058(b) 2,113,632 128,973
Citigroup Commercial
Mortgage Trust
Series 2020-555, Class E,
3.62%, 12/10/2041(a)(b) 115,000 108,366
Series 2014-GC19, Class
XA, IO, 1.29%, 3/10/2047(b) 3,458,793 76,697
Series 2014-GC21, Class
XA, IO, 1.32%, 5/10/2047(b) 3,057,380 78,898
Series 2016-GC36, Class
D, 2.85%, 2/10/2049(a) 139,000 97,649
COMM Mortgage Trust
Series 2017-PANW, Class
E, 4.13%, 10/10/2029(a)(b) 254,000 254,938
Series 2017-PANW, Class
D, 4.34%, 10/10/2029(a)(b) 152,000 156,318
Series 2014-CR20,
Class XA, IO, 1.15%,
11/10/2047(b) 5,761,848 152,135
Series 2015-CR23, Class C,
4.43%, 5/10/2048(b) 407,000 433,410

NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine NVIT Total Return Tactical Fund) - September 30, 2021 (Unaudited) -
Statement of Investments - 51
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 2.03%, 1/15/2049(b) 631,828 45,399
Series 2017-CX10,
Class XA, IO, 0.85%,
11/15/2050(b) 7,020,737 238,854
Series 2017-CX10, Class C,
4.25%, 11/15/2050(b) 405,000 404,365
Series 2019-C18, Class B,
3.59%, 12/15/2052 255,000 273,542
CSMC , Series 2020-
NET, Class A, 2.26%,
8/15/2037(a) 162,000 166,491
CSMC Trust
Series 2017-CALI, Class F,
3.90%, 11/10/2032(a)(b) 250,000 245,705
Series 2017-CALI, Class E,
3.90%, 11/10/2032(a)(b) 133,000 135,988
CSWF , Series 2018-
TOP, Class F, 2.83%,
8/15/2035(a)(b) 160,800 160,546
FNMA ACES REMICS, Series
2020-M7, Class X2, IO,
1.33%, 3/25/2031(b) 5,199,230 460,437
GNMA REMICS
Series 2021-35, Class , IO,
1.01%, 12/16/2062(b) 5,129,317 457,582
Series 2021-52, Class , IO,
0.85%, 4/16/2063(b) 5,806,259 448,517
Series 2021-129, Class , IO,
0.99%, 6/16/2063(b) 5,686,913 496,560
Series 2021-79, Class ,
0.92%, 8/16/2063(b) 5,708,623 478,593
GPMT Ltd. , Series 2021-
FL3, Class A, 1.34%,
7/16/2035(a)(b) 174,344 174,346
Great Wolf Trust
Series 2019-WOLF, Class
E, 2.82%, 12/15/2036(a)(b) 100,000 98,118
Series 2019-WOLF, Class F,
3.21%, 12/15/2036(a)(b) 100,000 97,998
GS Mortgage Securities Corp.
Trust
Series 2018-TWR, Class D,
1.68%, 7/15/2031(a)(b) 100,000 97,983
Series 2018-LUAU, Class A,
1.08%, 11/15/2032(a)(b) 184,000 183,998
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.71%, 11/10/2049(b) 5,652,952 145,965
Series 2017-GS8, Class XA,
IO, 1.11%, 11/10/2050(b) 5,275,997 234,138
Series 2018-GS9, Class C,
4.51%, 3/10/2051(b) 175,000 189,848
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
HPLY Trust , Series 2019-
HIT, Class F, 3.23%,
11/15/2036(a)(b) 93,557 92,152
JP Morgan Chase Commercial
Mortgage Securities Trust
Series 2018-LAQ, Class A,
1.08%, 6/15/2032(a)(b) 19,919 19,913
Series 2018-WPT, Class
FFX, 5.54%, 7/5/2033(a)(b) 113,000 115,415
Series 2014-C20, Class B,
4.40%, 7/15/2047(b) 200,000 213,046
Series 2016-JP3, Class B,
3.40%, 8/15/2049(b) 190,000 199,040
JPMBB Commercial Mortgage
Securities Trust , Series
2014-C23, Class D, 4.13%,
9/15/2047(a)(b) 200,000 201,223
JPMDB Commercial Mortgage
Securities Trust
Series 2020-COR7, Class
XA, IO, 1.78%, 5/13/2053(b) 1,358,848 143,726
Series 2020-COR7, Class
B, 3.29%, 5/13/2053(b) 158,000 168,299
MF1 Ltd. , Series 2020-
FL3, Class A, 2.21%,
7/15/2035(a)(b) 83,970 84,757
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2017-C33, Class XA,
IO, 1.42%, 5/15/2050(b) 2,607,961 142,127
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
2.28%, 11/15/2034(a)(b) 111,000 110,286
Series 2017-ASHF, Class E,
3.23%, 11/15/2034(a)(b) 167,000 164,535
Series 2019-H7, Class C,
4.13%, 7/15/2052 200,000 210,812
Series 2019-L3, Class XA,
IO, 0.76%, 11/15/2052(b) 3,036,029 137,303
Series 2020-L4, Class B,
3.08%, 2/15/2053 114,000 118,007
One New York Plaza Trust ,
Series 2020-1NYP, Class C,
2.28%, 1/15/2026(a)(b) 150,000 150,930
SG Commercial Mortgage
Securities Trust , Series
2016-C5, Class XA, IO,
2.07%, 10/10/2048(b) 3,095,845 192,518
Soho Trust , Series 2021-
SOHO, Class B, 2.79%,
8/10/2038(a)(b) 202,000 193,283
UBS Commercial Mortgage
Trust
Series 2017-C3, Class B,
4.09%, 8/15/2050(b) 194,000 206,857
Series 2017-C4, Class B,
4.24%, 10/15/2050(b) 161,000 172,089
Series 2017-C5, Class C,
4.46%, 11/15/2050(b) 349,000 365,553

52 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine
NVIT Total Return Tactical Fund)
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5, Class C,
4.69%, 10/15/2045(b) 405,000 416,305
Series 2015-C28, Class XA,
IO, 0.74%, 5/15/2048(b) 8,725,355 160,857
Series 2016-C35, Class B,
3.44%, 7/15/2048 200,000 209,572
Series 2017-C41, Class B,
4.19%, 11/15/2050(b) 251,000 269,332
Series 2017-C42, Class C,
4.30%, 12/15/2050(b) 161,000 172,684
Series 2020-C58, Class C,
3.16%, 7/15/2053 200,000 204,634
Series 2020-C57, Class XA,
IO, 2.23%, 8/15/2053(b) 1,083,601 158,522
Series 2021-C59, Class XA,
IO, 1.69%, 4/15/2054(b) 1,681,352 193,110
Total Commercial Mortgage-Backed
Securities
(cost $14,645,217) 14,791,371
Corporate Bonds 13.6%
Aerospace & Defense 0.2%
Boeing Co. (The) ,
2.95%, 2/1/2030 120,000 122,352
Textron, Inc. ,
2.45%, 3/15/2031 190,000 190,383
TransDigm , Inc. ,
8.00%, 12/15/2025(a) 10,000 10,663
6.25%, 3/15/2026(a) 70,000 72,975
5.50%, 11/15/2027 45,000 46,237
Triumph Group, Inc. ,
7.75%, 8/15/2025 30,000 29,677
472,287
Air Freight & Logistics 0.0%
†
FedEx Corp. ,
4.75%, 11/15/2045 45,000 54,856
Airlines 0.1%
American Airlines, Inc. ,
5.75%, 4/20/2029(a) 205,000 220,887
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 40,000 41,338
262,225
Auto Components 0.1%
American Axle &
Manufacturing, Inc. ,
5.00%, 10/1/2029 85,000 82,722
Clarios Global LP ,
6.25%, 5/15/2026(a) 49,000 51,482
Goodyear Tire & Rubber Co.
(The) ,
5.25%, 7/15/2031(a) 70,000 74,550
Corporate Bonds
Principal
Amount ($) Value ($)
Auto Components
Icahn Enterprises LP ,
5.25%, 5/15/2027 40,000 41,500
250,254
Automobiles 0.1%
Hyundai Capital America ,
3.00%, 2/10/2027(a) 115,000 120,950
Banks 1.7%
Banco Davivienda SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 5.10%),
6.65%, 4/22/2031(a)(d)(e) 200,000 213,502
Banco de Credito del Peru ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.00%),
3.13%, 7/1/2030(a)(e) 100,000 99,000
Banco General SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 3.67%),
5.25%, 5/07/2031(a)(d)(e) 200,000 202,002
Banco Internacional del Peru
SAA Interbank ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 1 Year + 3.71%),
4.00%, 7/8/2030(e) 150,000 150,000
Banco Mercantil del Norte SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 5.47%),
7.50%, 6/27/2029(a)(d)(e) 200,000 222,750
Bank of America Corp. ,
(SOFR + 0.96%), 1.73%,
7/22/2027(e) 20,000 20,082
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(e) 180,000 176,438
Bank of Nova Scotia (The) ,
1.63%, 5/1/2023 5,000 5,102
3.40%, 2/11/2024 120,000 127,533
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 1.39%), 3.67%,
7/24/2028(e) 215,000 236,329
DBS Group Holdings Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.10%),
1.82%, 3/10/2031(e) 200,000 198,986
Itau Unibanco Holding SA ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.98%),
6.13%, 12/12/2022(d)(e) 200,000 201,752

NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine NVIT Total Return Tactical Fund) - September 30, 2021 (Unaudited) -
Statement of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co. ,
(SOFR + 1.25%), 2.58%,
4/22/2032(e) 200,000 202,774
Korea Development Bank
(The) ,
1.00%, 9/9/2026 200,000 197,624
Mitsubishi UFJ Financial
Group, Inc. ,
(ICE LIBOR USD 3 Month +
0.74%), 0.86%, 3/2/2023(e) 125,000 126,099
Oversea-Chinese Banking
Corp. Ltd. ,
Reg. S, 4.25%, 6/19/2024 200,000 216,386
Royal Bank of Canada ,
1.15%, 7/14/2026 360,000 357,343
Santander Holdings USA, Inc. ,
3.40%, 1/18/2023 110,000 113,755
Wells Fargo & Co. ,
(ICE LIBOR USD 3
Month + 1.31%), 3.58%,
5/22/2028(e) 110,000 120,436
Woori Bank ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.66%),
4.25%, 10/04/2024(d)(e) 200,000 207,730
3,395,623
Beverages 0.2%
Anheuser-Busch InBev
Worldwide, Inc. ,
5.55%, 1/23/2049 90,000 121,890
Constellation Brands, Inc. ,
3.15%, 8/1/2029 80,000 85,549
2.88%, 5/1/2030 25,000 26,006
Primo Water Holdings, Inc. ,
4.38%, 4/30/2029(a) 45,000 44,881
Triton Water Holdings, Inc. ,
6.25%, 4/1/2029(a) 40,000 40,650
318,976
Biotechnology 0.1%
AbbVie, Inc. ,
3.85%, 6/15/2024 10,000 10,755
3.80%, 3/15/2025 95,000 103,156
Amgen, Inc. ,
2.45%, 2/21/2030 125,000 127,661
241,572
Building Products 0.1%
Builders FirstSource , Inc. ,
4.25%, 2/1/2032(a) 65,000 66,462
Carrier Global Corp. ,
3.58%, 4/5/2050 65,000 69,059
Griffon Corp. ,
5.75%, 3/1/2028 40,000 42,000
177,521
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 0.6%
Blackstone Holdings Finance
Co. LLC ,
2.00%, 1/30/2032(a) 270,000 259,431
Coinbase Global, Inc. ,
3.63%, 10/1/2031(a) 15,000 14,259
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3
Month + 1.17%), 1.29%,
5/15/2026(e) 234,000 239,861
Macquarie Group Ltd. ,
(ICE LIBOR USD 3
Month + 1.33%), 4.15%,
3/27/2024(a)(e) 110,000 115,544
(SOFR + 0.91%), 1.63%,
9/23/2027(a)(e) 120,000 119,414
Morgan Stanley ,
(SOFR + 1.36%), 2.48%,
9/16/2036(e) 240,000 234,894
Temasek Financial I Ltd. ,
1.00%, 10/6/2030(a) 250,000 232,546
1,215,949
Chemicals 0.2%
CVR Partners LP ,
6.13%, 6/15/2028(a) 30,000 31,462
Diamond BC BV ,
4.63%, 10/1/2029(a) 55,000 55,825
DuPont de Nemours, Inc. ,
5.42%, 11/15/2048 40,000 55,024
LG Chem Ltd. ,
2.38%, 7/7/2031(a) 200,000 196,735
SCIH Salt Holdings, Inc. ,
6.63%, 5/1/2029(a) 15,000 14,400
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 55,000 56,651
410,097
Commercial Services & Supplies 0.2%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 35,000 37,005
9.75%, 7/15/2027(a) 70,000 76,158
Garda World Security Corp. ,
6.00%, 6/1/2029(a) 70,000 68,588
GFL Environmental, Inc. ,
4.00%, 8/1/2028(a) 80,000 79,400
Madison IAQ LLC ,
4.13%, 6/30/2028(a) 55,000 55,000
5.88%, 6/30/2029(a) 45,000 45,338
WASH Multifamily Acquisition,
Inc. ,
5.75%, 4/15/2026(a) 55,000 57,432
418,921
Communications Equipment 0.0%
†
Avaya, Inc. ,
6.13%, 9/15/2028(a) 40,000 42,059

54 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine
NVIT Total Return Tactical Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Communications Equipment
CommScope , Inc. ,
4.75%, 9/1/2029(a) 55,000 54,931
96,990
Construction & Engineering 0.1%
Pike Corp. ,
5.50%, 9/1/2028(a) 45,000 45,857
Quanta Services, Inc. ,
2.35%, 1/15/2032 120,000 117,416
163,273
Consumer Finance 0.3%
Avolon Holdings Funding Ltd. ,
2.13%, 2/21/2026(a) 75,000 74,233
3.25%, 2/15/2027(a) 35,000 36,095
Discover Financial Services ,
4.10%, 2/9/2027 110,000 122,533
General Motors Financial Co.,
Inc. ,
(ICE LIBOR USD 3 Month +
0.99%), 1.13%, 1/5/2023(e) 180,000 181,764
3.95%, 4/13/2024 15,000 16,031
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(a)(f) 59,059 57,835
Navient Corp. ,
5.00%, 3/15/2027 30,000 30,900
OneMain Finance Corp. ,
6.63%, 1/15/2028 50,000 57,500
576,891
Containers & Packaging 0.1%
Berry Global, Inc. ,
0.95%, 2/15/2024(a) 115,000 115,130
Silgan Holdings, Inc. ,
4.13%, 2/1/2028 65,000 66,787
WRKCo , Inc. ,
3.75%, 3/15/2025 110,000 119,041
300,958
Diversified Consumer Services 0.0%
†
Metis Merger Sub LLC ,
6.50%, 5/15/2029(a) 45,000 43,763
Diversified Financial Services 0.1%
Petronas Capital Ltd. ,
3.50%, 4/21/2030(a) 200,000 216,408
Diversified Telecommunication Services 0.6%
AT&T, Inc. ,
2.75%, 6/1/2031 30,000 30,804
2.25%, 2/1/2032 135,000 131,445
3.30%, 2/1/2052 75,000 72,619
CCO Holdings LLC ,
4.75%, 3/1/2030(a) 50,000 52,274
4.25%, 1/15/2034(a) 40,000 39,625
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(a) 15,000 15,938
5.00%, 5/1/2028(a) 30,000 31,500
6.75%, 5/1/2029(a) 15,000 15,806
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 60,000 61,728
Lumen Technologies, Inc. ,
5.13%, 12/15/2026(a) 45,000 46,687
4.00%, 2/15/2027(a) 40,000 40,872
Sable International Finance
Ltd. ,
Reg. S, 5.75%, 9/7/2027 200,000 210,000
SingTel Group Treasury Pte.
Ltd. ,
Reg. S, 1.88%, 6/10/2030 200,000 196,209
Verizon Communications, Inc. ,
1.75%, 1/20/2031 215,000 204,355
1,149,862
Electric Utilities 0.9%
AEP Texas, Inc. ,
Series H, 3.45%, 1/15/2050 95,000 98,047
Duke Energy Corp. ,
2.65%, 9/1/2026 165,000 174,059
Guacolda Energia SA ,
Reg. S, 4.56%, 4/30/2025 200,000 132,502
JSW Hydro Energy Ltd. ,
4.13%, 5/18/2031(a) 200,000 198,600
Korea Electric Power Corp. ,
Reg. S, 1.13%, 6/15/2025 200,000 198,926
Minejesa Capital BV ,
Reg. S, 5.63%, 8/10/2037 200,000 211,300
Monongahela Power Co. ,
5.40%, 12/15/2043(a) 55,000 71,754
NextEra Energy Capital
Holdings, Inc. ,
2.75%, 5/1/2025 120,000 126,558
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 80,000 78,580
Pacific Gas and Electric Co. ,
1.37%, 3/10/2023 70,000 69,755
2.50%, 2/1/2031 60,000 57,107
PG&E Corp. ,
5.00%, 7/1/2028 25,000 25,469
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 115,000 126,268
TNB Global Ventures Capital
Bhd. ,
Reg. S, 3.24%, 10/19/2026 200,000 212,408
1,781,333
Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc. ,
3.88%, 1/12/2028 110,000 118,819
Vontier Corp. ,
1.80%, 4/1/2026(a) 130,000 129,063
247,882
Energy Equipment & Services 0.2%
Halliburton Co. ,
2.92%, 3/1/2030 60,000 62,053
Transocean Poseidon Ltd. ,
6.88%, 2/1/2027(a) 85,000 84,569

NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine NVIT Total Return Tactical Fund) - September 30, 2021 (Unaudited) -
Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services
Transocean, Inc. ,
11.50%, 1/30/2027(a) 18,000 18,540
USA Compression Partners
LP ,
6.88%, 9/1/2027 105,000 111,153
Weatherford International Ltd. ,
6.50%, 9/15/2028(a) 45,000 46,350
322,665
Entertainment 0.2%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 145,000 125,550
Lions Gate Capital Holdings
LLC ,
5.50%, 4/15/2029(a) 50,000 51,688
Live Nation Entertainment,
Inc. ,
6.50%, 5/15/2027(a) 55,000 60,500
4.75%, 10/15/2027(a) 75,000 76,218
313,956
Equity Real Estate Investment Trusts (REITs) 0.4%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 155,000 145,849
Boston Properties LP ,
3.65%, 2/1/2026 170,000 185,327
Crown Castle International
Corp. ,
4.30%, 2/15/2029 100,000 113,485
Iron Mountain, Inc. ,
4.50%, 2/15/2031(a) 30,000 30,429
Park Intermediate Holdings
LLC ,
4.88%, 5/15/2029(a) 50,000 51,461
Uniti Group LP ,
6.50%, 2/15/2029(a) 40,000 41,147
Vornado Realty LP ,
2.15%, 6/1/2026 45,000 45,706
Welltower , Inc. ,
2.05%, 1/15/2029 120,000 119,213
732,617
Food & Staples Retailing 0.2%
CK Hutchison International 20
Ltd. ,
2.50%, 5/8/2030(a) 200,000 203,408
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 55,000 57,585
4.25%, 8/1/2029(a) 40,000 40,100
Sysco Corp. ,
3.25%, 7/15/2027 50,000 54,127
3.30%, 2/15/2050 55,000 56,281
United Natural Foods, Inc. ,
6.75%, 10/15/2028(a) 45,000 48,712
US Foods, Inc. ,
6.25%, 4/15/2025(a) 10,000 10,490
470,703
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products 0.2%
B&G Foods, Inc. ,
5.25%, 9/15/2027 25,000 26,074
Bunge Ltd. Finance Corp. ,
2.75%, 5/14/2031 120,000 121,590
Kraft Heinz Foods Co. ,
5.00%, 7/15/2035 30,000 36,893
5.20%, 7/15/2045 70,000 87,678
Pilgrim's Pride Corp. ,
5.88%, 9/30/2027(a) 45,000 47,846
Post Holdings, Inc. ,
4.63%, 4/15/2030(a) 50,000 50,387
Smithfield Foods, Inc. ,
4.25%, 2/1/2027(a) 120,000 131,192
501,660
Gas Utilities 0.1%
Ferrellgas LP ,
5.38%, 4/1/2026(a) 35,000 34,209
Suburban Propane Partners
LP ,
5.00%, 6/1/2031(a) 65,000 67,437
Superior Plus LP ,
4.50%, 3/15/2029(a) 70,000 72,275
173,921
Health Care Equipment & Supplies 0.0%
†
Mozart Debt Merger Sub, Inc. ,
5.25%, 10/1/2029(a) 15,000 15,000
Ortho-Clinical Diagnostics,
Inc. ,
7.25%, 2/1/2028(a) 45,000 48,156
63,156
Health Care Providers & Services 0.5%
Anthem, Inc. ,
3.30%, 1/15/2023 115,000 119,150
Centene Corp. ,
3.00%, 10/15/2030 35,000 35,875
2.50%, 3/1/2031 185,000 182,456
Cigna Corp. ,
4.90%, 12/15/2048 100,000 127,858
Community Health Systems,
Inc. ,
6.00%, 1/15/2029(a) 60,000 63,600
6.88%, 4/15/2029(a) 40,000 40,094
HCA, Inc. ,
4.13%, 6/15/2029 55,000 61,436
Legacy LifePoint Health LLC ,
6.75%, 4/15/2025(a) 30,000 31,526
4.38%, 2/15/2027(a) 40,000 39,900
Radiology Partners, Inc. ,
9.25%, 2/1/2028(a) 45,000 48,394
RP Escrow Issuer LLC ,
5.25%, 12/15/2025(a) 60,000 61,725
Select Medical Corp. ,
6.25%, 8/15/2026(a) 125,000 131,450
Tenet Healthcare Corp. ,
5.13%, 11/1/2027(a) 65,000 67,762

56 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine
NVIT Total Return Tactical Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Tenet Healthcare Corp.,
6.13%, 10/1/2028(a) 75,000 78,786
1,090,012
Hotels, Restaurants & Leisure 0.6%
Bally's Corp. ,
6.75%, 6/1/2027(a) 45,000 48,994
Boyd Gaming Corp. ,
4.75%, 6/15/2031(a) 90,000 92,813
Boyne USA, Inc. ,
4.75%, 5/15/2029(a) 125,000 129,062
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 55,000 57,902
Caesars Resort Collection
LLC ,
5.25%, 10/15/2025(a) 16,000 16,218
Carnival Corp. ,
5.75%, 3/1/2027(a) 145,000 149,894
Cedar Fair LP ,
5.25%, 7/15/2029 40,000 41,000
Expedia Group, Inc. ,
3.80%, 2/15/2028 135,000 146,519
Golden Nugget, Inc. ,
6.75%, 10/15/2024(a) 80,000 80,104
Marriott International, Inc. ,
Series HH, 2.85%,
4/15/2031 115,000 116,470
MGM Resorts International ,
6.75%, 5/1/2025 75,000 79,031
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 40,000 40,750
Premier Entertainment Sub
LLC ,
5.63%, 9/1/2029(a) 65,000 65,650
5.88%, 9/1/2031(a) 65,000 65,669
Scientific Games International,
Inc. ,
7.25%, 11/15/2029(a) 45,000 50,564
Viking Cruises Ltd. ,
13.00%, 5/15/2025(a) 20,000 23,025
5.88%, 9/15/2027(a) 105,000 101,587
1,305,252
Household Durables 0.1%
Mattamy Group Corp. ,
4.63%, 3/1/2030(a) 60,000 61,311
SWF Escrow Issuer Corp. ,
6.50%, 10/1/2029(a) 70,000 68,201
129,512
Household Products 0.1%
Energizer Holdings, Inc. ,
4.75%, 6/15/2028(a) 60,000 61,035
Kronos Acquisition Holdings,
Inc. ,
5.00%, 12/31/2026(a) 60,000 59,911
7.00%, 12/31/2027(a) 40,000 38,344
159,290
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
0.0%
†
Calpine Corp. ,
5.13%, 3/15/2028(a) 45,000 45,573
4.63%, 2/1/2029(a) 30,000 29,550
75,123
Industrial Conglomerates 0.1%
General Electric Co. ,
5.88%, 1/14/2038 50,000 67,536
6.88%, 1/10/2039 35,000 52,161
Roper Technologies, Inc. ,
4.20%, 9/15/2028 105,000 119,347
239,044
Insurance 0.4%
Acrisure LLC ,
4.25%, 2/15/2029(a) 75,000 74,156
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 40,000 41,400
AmWINS Group, Inc. ,
4.88%, 6/30/2029(a) 40,000 40,562
Athene Holding Ltd. ,
3.95%, 5/25/2051 110,000 121,523
Brighthouse Financial Global
Funding ,
1.00%, 4/12/2024(a) 45,000 45,224
Brown & Brown, Inc. ,
2.38%, 3/15/2031 80,000 79,753
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 45,000 47,475
Guardian Life Global Funding ,
1.25%, 5/13/2026(a) 120,000 119,979
Massachusetts Mutual Life
Insurance Co. ,
3.38%, 4/15/2050(a) 115,000 120,436
NFP Corp. ,
6.88%, 8/15/2028(a) 35,000 35,737
726,245
IT Services 0.0%
†
Endure Digital, Inc. ,
6.00%, 2/15/2029(a) 60,000 57,000
GTT Communications, Inc. ,
7.88%, 12/31/2024(a) (g) 30,000 3,000
60,000
Media 0.4%
Cengage Learning, Inc. ,
9.50%, 6/15/2024(a) 50,000 51,167
Charter Communications
Operating LLC ,
2.30%, 2/1/2032 150,000 142,856
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a) 45,000 46,800
Comcast Corp. ,
2.94%, 11/1/2056(a) 122,000 115,240
Diamond Sports Group LLC ,
5.38%, 8/15/2026(a) 25,000 16,500

NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine NVIT Total Return Tactical Fund) - September 30, 2021 (Unaudited) -
Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Media
DIRECTV Holdings LLC ,
5.88%, 8/15/2027(a) 40,000 41,750
DISH DBS Corp. ,
5.88%, 11/15/2024 45,000 48,388
5.13%, 6/1/2029 45,000 44,090
GCI LLC ,
4.75%, 10/15/2028(a) 50,000 52,490
iHeartCommunications , Inc. ,
8.38%, 5/1/2027 10,000 10,688
Nexstar Media, Inc. ,
5.63%, 7/15/2027(a) 25,000 26,449
Omnicom Group, Inc. ,
2.45%, 4/30/2030 125,000 126,511
Radiate Holdco LLC ,
4.50%, 9/15/2026(a) 40,000 41,300
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 60,000 61,575
Univision Communications,
Inc. ,
4.50%, 5/1/2029(a) 45,000 45,731
871,535
Metals & Mining 0.3%
Arconic Corp. ,
6.13%, 2/15/2028(a) 75,000 79,501
Glencore Funding LLC ,
1.63%, 4/27/2026(a) 75,000 74,643
3.38%, 9/23/2051(a) 50,000 47,508
Nexa Resources SA ,
Reg. S, 5.38%, 5/4/2027 200,000 210,002
SunCoke Energy, Inc. ,
4.88%, 6/30/2029(a) 55,000 54,794
Vedanta Resources Finance
II plc ,
9.25%, 4/23/2026(a) 200,000 190,500
656,948
Multiline Retail 0.1%
Dollar General Corp. ,
3.50%, 4/3/2030 115,000 126,495
Dollar Tree, Inc. ,
4.00%, 5/15/2025 105,000 114,921
241,416
Multi-Utilities 0.1%
Empresas Publicas de
Medellin ESP ,
Reg. S, 4.25%, 7/18/2029 200,000 199,150
Oil, Gas & Consumable Fuels 2.0%
AI Candelaria Spain SLU ,
5.75%, 6/15/2033(a) 250,000 248,440
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 24,000 24,793
Apache Corp. ,
4.63%, 11/15/2025 20,000 21,500
4.38%, 10/15/2028 35,000 37,844
BP Capital Markets America,
Inc. ,
3.00%, 3/17/2052 120,000 114,742
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Chesapeake Energy Corp. ,
5.88%, 2/1/2029(a) 65,000 69,449
CNX Resources Corp. ,
6.00%, 1/15/2029(a) 35,000 37,012
Empresa Electrica Cochrane
SpA ,
Reg. S, 5.50%, 5/14/2027 170,360 174,408
Enable Midstream Partners
LP ,
5.00%, 5/15/2044(c) 55,000 60,279
Energy Transfer LP ,
4.75%, 1/15/2026 65,000 72,647
Enterprise Products Operating
LLC ,
3.75%, 2/15/2025 110,000 119,334
EQM Midstream Partners LP ,
4.75%, 1/15/2031(a) 85,000 88,402
EQT Corp. ,
7.50%, 2/1/2030(c) 30,000 38,616
Exxon Mobil Corp. ,
2.99%, 3/19/2025 75,000 80,011
Galaxy Pipeline Assets Bidco
Ltd. ,
2.16%, 3/31/2034(a) 200,000 196,270
Gran Tierra Energy
International Holdings Ltd. ,
Reg. S, 6.25%, 2/15/2025 200,000 173,002
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 60,000 62,673
4.25%, 2/15/2030(a) 85,000 85,956
Hilcorp Energy I LP ,
6.25%, 11/1/2028(a) 45,000 46,630
5.75%, 2/1/2029(a) 30,000 30,825
Hunt Oil Co. of Peru LLC
Sucursal Del Peru ,
Reg. S, 6.38%, 6/1/2028 200,000 200,752
MEG Energy Corp. ,
7.13%, 2/1/2027(a) 60,000 62,989
5.88%, 2/1/2029(a) 10,000 10,225
MPLX LP ,
1.75%, 3/1/2026 60,000 60,369
NGL Energy Operating LLC ,
7.50%, 2/1/2026(a) 85,000 86,594
NuStar Logistics LP ,
6.38%, 10/1/2030 45,000 49,500
Occidental Petroleum Corp. ,
8.00%, 7/15/2025 25,000 29,850
6.63%, 9/1/2030 35,000 43,137
6.13%, 1/1/2031 50,000 60,024
6.45%, 9/15/2036 30,000 37,744
Oleoducto Central SA ,
Reg. S, 4.00%, 7/14/2027 200,000 206,000
Ovintiv , Inc. ,
7.38%, 11/1/2031 35,000 47,476
Parkland Corp. ,
4.50%, 10/1/2029(a) 55,000 55,748
Peabody Energy Corp. ,
8.50%, 12/31/2024(a) 15,157 13,297

58 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine
NVIT Total Return Tactical Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Petrobras Global Finance BV ,
5.50%, 6/10/2051 50,000 46,550
Pioneer Natural Resources
Co. ,
1.13%, 1/15/2026 70,000 69,103
PTTEP Treasury Center Co.
Ltd. ,
2.59%, 6/10/2027(a) 200,000 206,775
Rattler Midstream LP ,
5.63%, 7/15/2025(a) 30,000 31,239
SA Global Sukuk Ltd. ,
2.69%, 6/17/2031(a) 200,000 201,722
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 80,000 91,969
Southwestern Energy Co. ,
5.38%, 2/1/2029(a) 40,000 42,792
Sunoco LP ,
6.00%, 4/15/2027 35,000 36,444
4.50%, 5/15/2029 20,000 20,285
Targa Resources Partners LP ,
5.50%, 3/1/2030 60,000 65,606
TotalEnergies Capital
International SA ,
3.39%, 6/29/2060 125,000 131,133
UEP Penonome II SA ,
6.50%, 10/1/2038(a) 197,194 205,577
Valero Energy Corp. ,
2.85%, 4/15/2025 75,000 78,987
Venture Global Calcasieu
Pass LLC ,
4.13%, 8/15/2031(a) 65,000 67,762
Western Midstream Operating
LP ,
4.35%, 2/1/2025 45,000 47,484
Williams Cos., Inc. (The) ,
3.75%, 6/15/2027 60,000 66,069
4,156,035
Paper & Forest Products 0.1%
Georgia-Pacific LLC ,
3.60%, 3/1/2025(a) 101,000 108,952
Personal Products 0.0%
†
Coty, Inc. ,
5.00%, 4/15/2026(a) 40,000 40,861
Pharmaceuticals 0.1%
Bausch Health Cos., Inc. ,
6.25%, 2/15/2029(a) 75,000 74,214
Endo Luxembourg Finance
Co. I Sarl ,
6.13%, 4/1/2029(a) 35,000 35,000
Royalty Pharma plc ,
3.30%, 9/2/2040 115,000 114,638
Viatris , Inc. ,
1.65%, 6/22/2025(a) 30,000 30,300
254,152
Corporate Bonds
Principal
Amount ($) Value ($)
Real Estate Management & Development 0.0%
†
Realogy Group LLC ,
7.63%, 6/15/2025(a) 30,000 32,038
5.75%, 1/15/2029(a) 45,000 46,677
78,715
Road & Rail 0.2%
CSX Corp. ,
3.35%, 9/15/2049 120,000 126,192
First Student Bidco , Inc. ,
4.00%, 7/31/2029(a) 50,000 49,312
NESCO Holdings II, Inc. ,
5.50%, 4/15/2029(a) 15,000 15,558
Penske Truck Leasing Co. LP ,
4.20%, 4/1/2027(a) 60,000 67,642
Uber Technologies, Inc. ,
7.50%, 9/15/2027(a) 40,000 43,675
4.50%, 8/15/2029(a) 40,000 40,275
342,654
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 113,000 116,974
Software 0.1%
Clarivate Science Holdings
Corp. ,
4.88%, 7/1/2029(a) 50,000 50,097
Oracle Corp. ,
3.60%, 4/1/2050 120,000 120,144
170,241
Specialty Retail 0.2%
Ambience Merger Sub, Inc. ,
7.13%, 7/15/2029(a) 25,000 24,781
Home Depot, Inc. (The) ,
3.90%, 6/15/2047 80,000 94,135
SRS Distribution, Inc. ,
4.63%, 7/1/2028(a) 65,000 66,313
Staples, Inc. ,
7.50%, 4/15/2026(a) 35,000 35,498
Victoria's Secret & Co. ,
4.63%, 7/15/2029(a) 90,000 91,730
312,457
Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc. ,
1.25%, 8/20/2030 255,000 241,554
Dell International LLC ,
6.02%, 6/15/2026 100,000 118,953
NetApp, Inc. ,
1.88%, 6/22/2025 55,000 56,342
416,849
Thrifts & Mortgage Finance 0.1%
Nationstar Mortgage Holdings,
Inc. ,
5.50%, 8/15/2028(a) 45,000 46,350

NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine NVIT Total Return Tactical Fund) - September 30, 2021 (Unaudited) -
Statement of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Thrifts & Mortgage Finance
PennyMac Financial Services,
Inc. ,
4.25%, 2/15/2029(a) 90,000 85,687
132,037
Tobacco 0.1%
BAT Capital Corp. ,
2.73%, 3/25/2031 120,000 118,172
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
3.25%, 3/1/2025 120,000 126,695
Transportation Infrastructure 0.3%
Adani International Container
Terminal Pvt Ltd. ,
Reg. S, 3.00%, 2/16/2031 200,000 194,239
Adani Ports & Special
Economic Zone Ltd. ,
Reg. S, 4.38%, 7/3/2029 200,000 210,380
PSA Treasury Pte. Ltd. ,
Reg. S, 2.13%, 9/5/2029 200,000 201,843
606,462
Water Utilities 0.1%
Essential Utilities, Inc. ,
3.35%, 4/15/2050 115,000 118,019
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
2.25%, 2/15/2026 170,000 171,913
3.38%, 4/15/2029 20,000 20,865
3.38%, 4/15/2029(a) 10,000 10,432
2.88%, 2/15/2031 20,000 20,170
223,380
Total Corporate Bonds
(cost $27,086,087)
27,571,451
Foreign Government Securities 1.6%
BRAZIL 0.1%
Federative Republic of Brazil ,
5.63%, 2/21/2047 200,000 200,340
CHILE 0.2%
Republic of Chile ,
2.55%, 1/27/2032 200,000 198,166
3.10%, 5/7/2041 200,000 193,004
391,170
COLOMBIA 0.1%
Republic of Colombia ,
4.13%, 5/15/2051 250,000 214,530
INDONESIA 0.2%
Perusahaan Penerbit SBSN
Indonesia III ,
2.55%, 6/9/2031(a) 200,000 203,046
Foreign Government Securities
Principal
Amount ($) Value ($)
INDONESIA
Republic of Indonesia ,
4.35%, 1/11/2048 200,000 222,328
425,374
MEXICO 0.3%
United Mexican States ,
2.66%, 5/24/2031 200,000 192,946
4.60%, 2/10/2048 200,000 205,962
3.77%, 5/24/2061 200,000 177,342
576,250
PANAMA 0.2%
Republic of Panama ,
2.25%, 9/29/2032 200,000 188,164
3.87%, 7/23/2060 200,000 195,584
383,748
PERU 0.0%
†
Republic of Peru ,
3.30%, 3/11/2041 100,000 96,920
PHILIPPINES 0.2%
Republic of Philippines ,
1.65%, 6/10/2031 200,000 190,170
3.70%, 3/1/2041 200,000 211,272
401,442
SAUDI ARABIA 0.2%
Kingdom of Saudi Arabia ,
Reg. S, 2.25%, 2/2/2033 200,000 194,452
Reg. S, 3.75%, 1/21/2055 200,000 208,582
403,034
UNITED ARAB EMIRATES 0.1%
United Arab Emirates
Government Bond ,
Reg. S, 1.70%, 3/2/2031 200,000 193,040
Total Foreign Government Securities
(cost $3,329,007)
3,285,848
Mortgage-Backed Securities 16.3%
FHLMC Gold Pool
Pool# Q50135
3.50%, 8/1/2047 2,108,685 2,245,392
Pool# G08775
4.00%, 8/1/2047 715,158 767,731
Pool# Q51461
3.50%, 10/1/2047 878,297 935,465
FNMA Pool
Pool# BL6290
2.08%, 5/1/2030 2,100,000 2,168,698
Pool# BL5315
2.44%, 1/1/2032 2,200,000 2,323,014
Pool# BL5793
2.54%, 2/1/2032 2,113,000 2,258,155
Pool# BS3020
1.96%, 9/1/2033 1,300,000 1,296,242

60 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine
NVIT Total Return Tactical Fund)
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB0428
2.00%, 5/1/2036 3,288,188 3,415,714
Pool# BE2453
3.00%, 12/1/2046 1,666,666 1,759,519
Pool# MA2888
2.50%, 1/1/2047 1,418,077 1,470,279
Pool# AS9937
3.00%, 7/1/2047 1,330,298 1,409,432
Pool# FM4865
2.50%, 11/1/2050 3,602,484 3,738,170
Pool# FM8215
2.50%, 3/1/2051 1,847,183 1,923,170
Pool# FM7203
2.00%, 5/1/2051 2,917,409 2,929,152
Pool# CB0705
3.00%, 6/1/2051 1,952,822 2,059,719
Pool# FM8579
2.50%, 9/1/2051 398,371 413,635
Pool# MA4416
3.50%, 9/1/2051 1,786,320 1,907,285
Total Mortgage-Backed Securities
(cost $32,496,808)
33,020,772
U.S. Treasury Obligations 17.2%
U.S. Treasury Bonds, 1.88%,
2/15/2051 6,100,000 5,816,922
U.S. Treasury Notes
0.13%, 11/30/2022 1,900,000 1,899,703
0.13%, 8/31/2023 3,350,000 3,341,102
2.13%, 7/31/2024 1,450,000 1,517,062
0.38%, 9/15/2024 4,050,000 4,032,598
2.25%, 11/15/2025 2,850,000 3,014,432
0.38%, 11/30/2025 2,550,000 2,501,291
1.63%, 5/15/2026 750,000 773,496
0.63%, 7/31/2026 2,300,000 2,263,164
1.00%, 7/31/2028 2,300,000 2,255,437
0.63%, 5/15/2030 2,000,000 1,866,719
1.63%, 5/15/2031 5,500,000 5,564,453
Total U.S. Treasury Obligations
(cost $34,464,226)
34,846,379
Investment Company 2.7%
Shares
Fixed Income Fund 2.7%
DoubleLine Floating Rate
Fund, Class I 560,459 5,357,987
Total Investment Company
(cost $5,449,881)
5,357,987
Short-Term Investment 0.5%
Principal
Amount ($) Value ($)
U.S. Treasury Obligation 0.5%
U.S. Treasury Bills, 0.04%,
12/16/2021 950,000 949,928
Total Short-Term Investment
(cost $949,918)
949,928
Total Investments
(cost $193,204,169) — 95.8%
193,937,260
Other assets in excess of
liabilities — 4.2% 8,579,253
NET ASSETS — 100.0%
$ 202,516,513
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2021 was $42,514,023 which represents 20.99% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2021.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2021.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2021.
The maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2021.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(g) Security in default.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine NVIT Total Return Tactical Fund) - September 30, 2021 (Unaudited) -
Statement of Investments - 61
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

62 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine
NVIT Total Return Tactical Fund)
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT DoubleLine Total Return Tactical Fund (formerly, DoubleLine NVIT Total Return Tactical Fund) - September 30, 2021 (Unaudited) -
Statement of Investments - 63
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 36,259,908 $ – $ 36,259,908
Collateralized Mortgage Obligations – 37,853,616 – 37,853,616
Commercial Mortgage-Backed Securities – 14,791,371 – 14,791,371
Corporate Bonds – 27,571,451 – 27,571,451
Foreign Government Securities – 3,285,848 – 3,285,848
Investment Company 5,357,987 – – 5,357,987
Mortgage-Backed Securities – 33,020,772 – 33,020,772
Short-Term Investment – 949,928 – 949,928
U.S. Treasury Obligations – 34,846,379 – 34,846,379
Total $ 5,357,987 $ 188,579,273 $ – $ 193,937,260
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

64 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Government Bond Fund
Asset-Backed Securities 7.5%
Principal
Amount ($) Value ($)
Automobiles 2.4%
Credit Acceptance Auto
Loan Trust, Series 2019-
1A, Class A, 3.33%,
2/15/2028(a) 766,002 768,131
NextGear Floorplan Master
Owner Trust
Series 2018-2A, Class A2,
3.69%, 10/15/2023(a) 4,999,999 5,006,188
Series 2019-1A, Class A2,
3.21%, 2/15/2024(a) 4,500,000 4,547,845
10,322,164
Other 5.1%
CCG Receivables Trust,
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 1,965,214 1,982,085
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 2,180,000 2,178,267
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 250,118
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 251,106
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 240,000 240,175
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 2,200,000 2,203,258
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 200,769
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 2,310,000 2,324,071
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 5,900,000 6,222,642
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 5,900,000 6,293,888
22,146,379
Total Asset-Backed Securities
(cost $32,400,804)
32,468,543
Collateralized Mortgage Obligations 6.5%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 676,267 679,550
FHLMC REMICS, Series
2985, Class JR, 4.50%,
6/15/2025 1,270,725 1,330,020
FNMA REMICS
Series 2003-64, Class HQ,
5.00%, 7/25/2023 244,731 251,778
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 1993-149, Class M,
7.00%, 8/25/2023 76,933 80,397
Series 2005-40, Class YG,
5.00%, 5/25/2025 1,166,607 1,223,564
Series 2015-92, Class PA,
2.50%, 12/25/2041 3,693,910 3,835,956
Series 2013-59, Class MX,
2.50%, 9/25/2042 13,919,931 14,433,321
Series 2015-88, Class JA,
2.50%, 12/25/2045 2,756,357 2,862,144
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(b) 1,017,517 1,080,870
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(b) 2,321,726 2,501,030
Total Collateralized Mortgage Obligations
(cost $27,272,708)
28,278,630
Corporate Bonds 11.8%
Diversified Financial Services 11.8%
Private Export Funding Corp. ,
Series II, 2.05%, 11/15/2022 5,000,000 5,095,209
Series GG, 2.45%,
7/15/2024 5,500,000 5,776,011
Series OO, 1.75%,
11/15/2024 10,000,000 10,331,622
Series NN, 3.25%,
6/15/2025 14,000,000 14,993,620
Series PP, 1.40%,
7/15/2028 15,000,000 14,935,673
Total Corporate Bonds
(cost $49,423,248)
51,132,135
Mortgage-Backed Securities 28.0%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 2,805,680 3,018,100
Pool# G08881
3.50%, 6/1/2049 1,989,883 2,103,632
FHLMC Non Gold Pool Pool #
847558 ,
3.04%, 6/1/2035 (b) 550,495
577,689
FHLMC UMBS Pool
Pool# QN1359
3.00%, 1/1/2035 3,225,250 3,405,928
Pool# SB8083
1.50%, 1/1/2036 9,797,818 9,903,737
Pool# SD8025
3.50%, 11/1/2049 4,395,440 4,645,369
Pool# SD8030
3.00%, 12/1/2049 2,165,734 2,270,543
Pool# SD8050
3.00%, 3/1/2050 3,108,141 3,256,069

NVIT Government Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 65
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8080
2.00%, 6/1/2050 2,986,881 2,997,162
FNMA Pool
Pool# 745684
2.04%, 4/1/2034(b) 1,399,161 1,470,769
Pool# 790760
1.88%, 9/1/2034(b) 530,478 539,292
Pool# 799144
1.66%, 4/1/2035(b) 274,698 277,893
Pool# 822705
2.06%, 4/1/2035(b) 257,201 258,114
Pool# 815217
1.81%, 5/1/2035(b) 583,075 586,532
Pool# 821377
1.90%, 5/1/2035(b) 276,675 278,358
Pool# 783609
2.14%, 5/1/2035(b) 447,008 447,628
Pool# 826181
1.85%, 7/1/2035(b) 655,109 663,050
Pool# 873932
6.31%, 8/1/2036 6,215,002 6,212,936
Pool# 745866
2.14%, 9/1/2036(b) 2,162,998 2,319,654
FNMA UMBS Pool
Pool# MA4228
1.50%, 1/1/2036 5,374,290 5,431,225
Pool# BM5426
3.00%, 12/1/2047 12,488,415 13,213,925
Pool# CA1564
4.50%, 4/1/2048 2,141,715 2,324,894
Pool# BM5267
4.50%, 12/1/2048 5,028,522 5,454,363
Pool# MA3664
4.00%, 5/1/2049 2,108,990 2,258,397
Pool# MA3746
4.00%, 8/1/2049 2,212,973 2,370,608
Pool# BP5843
2.50%, 5/1/2050 6,558,840 6,768,450
Pool# MA4096
2.50%, 8/1/2050 4,882,049 5,038,071
Pool# MA4119
2.00%, 9/1/2050 5,421,164 5,439,824
Pool# MA4183
2.50%, 11/1/2050 4,102,677 4,233,792
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 10/25/2051 4,000,000 3,885,624
2.00%, 10/25/2051 14,000,000 14,037,735
2.50%, 10/25/2051 3,000,000 3,093,164
GNMA I Pool
Pool# 748484
3.50%, 8/15/2025 101,485 108,099
Pool# 682492
3.50%, 10/15/2025 267,839 285,346
Pool# 719433
3.50%, 10/15/2025 211,818 225,639
Pool# 733504
3.50%, 11/15/2025 346,568 369,256
Pool# 682497
3.50%, 11/15/2025 290,037 309,019
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 749618
3.50%, 11/15/2025 195,109 207,832
Pool# 740930
3.50%, 11/15/2025 152,437 162,412
Pool# 742371
3.50%, 11/15/2025 89,831 95,726
Pool# 705178
3.50%, 11/15/2025 39,811 42,359
Pool# 750403
3.50%, 11/15/2025 33,823 36,033
Pool# 755650
3.50%, 12/15/2025 611,030 650,995
Pool# 682502
3.50%, 12/15/2025 206,314 219,758
Total Mortgage-Backed Securities
(cost $119,999,763)
121,495,001
U.S. Government Agency Securities 26.6%
FFCB
3.14%, 7/2/2026 13,500,000 14,875,114
2.75%, 11/6/2026 2,000,000 2,174,248
2.43%, 9/13/2027 22,000,000 23,685,481
1.95%, 11/27/2029 1,500,000 1,561,840
3.19%, 3/9/2033 2,475,000 2,819,666
FHLB
2.75%, 12/11/2026 11,500,000 12,531,100
3.00%, 12/11/2026 10,000,000 11,005,076
2.13%, 12/14/2029 2,590,000 2,726,743
Hashemite Kingdom of Jordan
AID Bond
2.58%, 6/30/2022 2,000,000 2,035,369
3.00%, 6/30/2025 2,125,000 2,273,883
Republic of Iraq AID Bond,
2.15%, 1/18/2022 10,000,000 10,056,961
Tennessee Valley Authority,
7.13%, 5/1/2030(c) 20,721,000 29,852,617
Total U.S. Government Agency Securities
(cost $107,816,220)
115,598,098
U.S. Treasury Obligations 16.9%
U.S. Treasury Bonds
1.13%, 5/15/2040 2,000,000 1,728,672
1.13%, 8/15/2040 8,500,000 7,314,649
2.50%, 2/15/2046 13,000,000 14,059,297
2.25%, 8/15/2046 8,500,000 8,778,574
1.25%, 5/15/2050 25,750,000 21,065,713
U.S. Treasury Notes
1.63%, 5/15/2026 (d) 500,000 515,664
0.50%, 5/31/2027 5,000,000 4,830,273
1.25%, 3/31/2028 8,500,000 8,500,332
3.13%, 11/15/2028 6,000,000 6,741,094
Total U.S. Treasury Obligations
(cost $71,741,634)
73,534,268

66 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Government Bond Fund
Short-Term Investment 2.0%
Principal
Amount ($) Value ($)
U.S. Government Agency Security 2.0%
Resolution Funding Corp.,
1.29%, 1/15/2030 10,000,000 8,713,923
Total Short-Term Investment
(cost $8,995,803)
8,713,923
Repurchase Agreements 1.8%
Cantor Fitzgerald & Co.
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price $53,861,
collateralized by U.S.
Government Agency
Securities, ranging from
0.44% - 6.00%, maturing
5/1/2024 - 7/20/2071;
total market value
$54,937. (e) 53,860 53,860
CF Secured, LLC
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$3,000,005, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.38% - 4.50%, maturing
4/15/2024 - 8/15/2051;
total market value
$3,060,005. (e) 3,000,000 3,000,000
MetLife, Inc.
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$2,000,004, collateralized
by U.S. Government
Treasury Securities,
0.00%, maturing
8/15/2027 - 11/15/2050;
total market value
$2,040,820. (e) 2,000,000 2,000,000
NatWest Markets Securities,
Inc.
0.05%, dated 9/28/2021,
due 10/5/2021,
repurchase price
$2,000,020, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.25%
- 2.88%, maturing
10/15/2021 - 5/15/2031;
total market value
$2,040,006. (e) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
0.08%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$1,000,003, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.26% - 8.50%, maturing
10/4/2021 - 8/20/2071;
total market value
$1,020,000. (e) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $8,053,860)
8,053,860
Total Investments
(cost $425,704,040) — 101.1%
439,274,458
Liabilities in excess of other
assets — (1.1)% (4,645,227)
NET ASSETS — 100.0%
$ 434,629,231
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2021 was $36,729,993 which represents 8.45% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2021.
(c) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $7,750,933, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $8,053,860.
(d) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$8,053,860.

NVIT Government Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 67
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of September 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note (180) 12/2021 USD (23,689,688) 38,240
38,240
Currency:
USD United States Dollar

68 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Government Bond Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 32,468,543 $ – $ 32,468,543
Collateralized Mortgage Obligations – 28,278,630 – 28,278,630
Corporate Bonds – 51,132,135 – 51,132,135
Futures Contracts 38,240 – – 38,240
Mortgage-Backed Securities – 121,495,001 – 121,495,001
Repurchase Agreements – 8,053,860 – 8,053,860
Short-Term Investment – 8,713,923 – 8,713,923
U.S. Government Agency Securities – 115,598,098 – 115,598,098
U.S. Treasury Obligations – 73,534,268 – 73,534,268
Total $ 38,240 $ 439,274,458 $ – $ 439,312,698
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Government Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 69
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 38,240
Total $ 38,240
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

70 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Federated High Income Bond Fund
Common Stocks 0.5%
Shares Value ($)
Chemicals 0.1%
Hexion Holdings Corp.,
Class B * 3,182 70,004
Media Entertainment 0.1%
iHeartMedia, Inc., Class A * 4,485 112,215
Oil Field Services 0.3%
Superior Energy Services
LLC *^∞ 9,956 428,108
Total Common Stocks
(cost $416,786)
610,327
Corporate Bonds 94.7%
Principal
Amount ($)
Aerospace & Defense 1.5%
TransDigm UK Holdings plc ,
6.88%, 5/15/2026 300,000 315,375
TransDigm, Inc. ,
6.25%, 3/15/2026(a) 475,000 495,188
5.50%, 11/15/2027 675,000 693,562
4.88%, 5/1/2029 350,000 350,651
1,854,776
Airlines 0.5%
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 325,000 341,656
5.75%, 4/20/2029(a) 250,000 269,375
611,031
Automotive 5.6%
Adient Global Holdings Ltd. ,
4.88%, 8/15/2026(a) 500,000 511,885
Clarios Global LP ,
6.75%, 5/15/2025(a) 23,000 24,265
6.25%, 5/15/2026(a) 44,000 46,229
8.50%, 5/15/2027(a) 950,000 1,010,562
Dana Financing Luxembourg
Sarl ,
5.75%, 4/15/2025(a) 100,000 103,140
Dana, Inc. ,
4.25%, 9/1/2030 25,000 25,711
Dornoch Debt Merger Sub,
Inc. ,
6.63%, 10/15/2029(a) 300,000 300,000
Ford Motor Credit Co. LLC ,
3.81%, 10/12/2021 450,000 450,225
3.38%, 11/13/2025 475,000 488,062
4.39%, 1/8/2026 450,000 479,813
2.70%, 8/10/2026 200,000 200,400
4.27%, 1/9/2027 575,000 611,903
5.11%, 5/3/2029 475,000 530,813
4.00%, 11/13/2030 475,000 494,000
IHO Verwaltungs GmbH ,
6.00%, 5/15/2027(a)(b) 450,000 469,076
JB Poindexter & Co., Inc. ,
7.13%, 4/15/2026(a) 375,000 394,688
KAR Auction Services, Inc. ,
5.13%, 6/1/2025(a) 400,000 404,500
Corporate Bonds
Principal
Amount ($) Value ($)
Automotive
Real Hero Merger Sub 2, Inc. ,
6.25%, 2/1/2029(a) 625,000 648,437
7,193,709
Building Materials 2.1%
American Builders &
Contractors Supply Co.,
Inc. ,
4.00%, 1/15/2028(a) 75,000 76,594
CP Atlas Buyer, Inc. ,
7.00%, 12/1/2028(a) 500,000 501,250
Foundation Building Materials,
Inc. ,
6.00%, 3/1/2029(a) 375,000 367,500
GYP Holdings III Corp. ,
4.63%, 5/1/2029(a) 75,000 75,843
Interface, Inc. ,
5.50%, 12/1/2028(a) 125,000 131,250
SRS Distribution, Inc. ,
6.13%, 7/1/2029(a) 150,000 154,500
Standard Industries, Inc. ,
5.00%, 2/15/2027(a) 650,000 670,313
3.38%, 1/15/2031(a) 275,000 261,717
White Cap Buyer LLC ,
6.88%, 10/15/2028(a) 275,000 290,125
White Cap Parent LLC ,
8.25%, 3/15/2026(a)(b) 200,000 206,500
2,735,592
Cable Satellite 8.6%
CCO Holdings LLC ,
5.50%, 5/1/2026(a) 87,000 89,721
5.13%, 5/1/2027(a) 150,000 156,197
5.00%, 2/1/2028(a) 525,000 548,048
5.38%, 6/1/2029(a) 200,000 216,000
4.75%, 3/1/2030(a) 750,000 784,106
4.50%, 8/15/2030(a) 75,000 77,379
4.25%, 2/1/2031(a) 150,000 152,602
4.50%, 5/1/2032 400,000 412,000
4.50%, 6/1/2033(a) 125,000 127,215
4.25%, 1/15/2034(a) 50,000 49,531
CSC Holdings LLC ,
5.88%, 9/15/2022 200,000 206,875
5.25%, 6/1/2024 425,000 455,252
5.50%, 4/15/2027(a) 725,000 754,798
7.50%, 4/1/2028(a) 250,000 270,194
5.75%, 1/15/2030(a) 400,000 406,690
4.63%, 12/1/2030(a) 350,000 331,791
4.50%, 11/15/2031(a) 325,000 320,937
DIRECTV Holdings LLC ,
5.88%, 8/15/2027(a) 200,000 208,750
DISH DBS Corp. ,
5.88%, 11/15/2024 100,000 107,528
7.75%, 7/1/2026 225,000 254,076
7.38%, 7/1/2028 125,000 132,559
5.13%, 6/1/2029 375,000 367,421
Intelsat Jackson Holdings SA ,
5.50%, 8/1/2023(c) 225,000 125,438
8.50%, 10/15/2024(a)(c) 75,000 42,750
9.75%, 7/15/2025(a)(c) 100,000 54,250

NVIT Federated High Income Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 71
Corporate Bonds
Principal
Amount ($) Value ($)
Cable Satellite
Sirius XM Radio, Inc. ,
3.13%, 9/1/2026(a) 250,000 253,437
4.00%, 7/15/2028(a) 200,000 203,375
5.50%, 7/1/2029(a) 75,000 81,094
3.88%, 9/1/2031(a) 650,000 634,969
Telenet Finance Luxembourg
Notes Sarl ,
5.50%, 3/1/2028(a) 600,000 630,300
UPC Broadband Finco BV ,
4.88%, 7/15/2031(a) 525,000 537,527
Virgin Media Secured Finance
plc ,
5.50%, 5/15/2029(a) 225,000 237,150
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(a) 325,000 335,676
Vmed O2 UK Financing I plc ,
4.75%, 7/15/2031(a) 575,000 587,466
Ziggo Bond Co. BV ,
6.00%, 1/15/2027(a) 275,000 284,298
5.13%, 2/28/2030(a) 200,000 205,095
Ziggo BV ,
5.50%, 1/15/2027(a) 383,000 395,926
11,038,421
Chemicals 3.1%
Axalta Coating Systems LLC ,
4.75%, 6/15/2027(a) 150,000 156,375
3.38%, 2/15/2029(a) 150,000 145,875
Compass Minerals
International, Inc. ,
4.88%, 7/15/2024(a) 350,000 364,438
6.75%, 12/1/2027(a) 150,000 159,187
Element Solutions, Inc. ,
3.88%, 9/1/2028(a) 225,000 227,250
HB Fuller Co. ,
4.25%, 10/15/2028 75,000 76,312
Herens Holdco Sarl ,
4.75%, 5/15/2028(a) 325,000 326,625
Hexion, Inc. ,
7.88%, 7/15/2027(a) 450,000 480,375
Illuminate Buyer LLC ,
9.00%, 7/1/2028(a) 125,000 137,812
Koppers, Inc. ,
6.00%, 2/15/2025(a) 750,000 766,875
Olympus Water US Holding
Corp. ,
4.25%, 10/1/2028(a) 250,000 246,369
6.25%, 10/1/2029(a) 200,000 198,190
Polar US Borrower LLC ,
6.75%, 5/15/2026(a) 275,000 276,719
SPCM SA ,
3.38%, 3/15/2030(a) 200,000 199,845
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 175,000 180,252
3,942,499
Corporate Bonds
Principal
Amount ($) Value ($)
Construction Machinery 0.8%
H&E Equipment Services,
Inc. ,
3.88%, 12/15/2028(a) 400,000 398,440
Terex Corp. ,
5.00%, 5/15/2029(a) 100,000 103,625
United Rentals North America,
Inc. ,
5.50%, 5/15/2027 150,000 157,445
4.88%, 1/15/2028 150,000 158,586
3.88%, 2/15/2031 50,000 51,250
3.75%, 1/15/2032 150,000 151,687
1,021,033
Consumer Cyclical Services 2.5%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 250,000 264,320
9.75%, 7/15/2027(a) 800,000 870,380
6.00%, 6/1/2029(a) 225,000 222,028
Brink's Co. (The) ,
5.50%, 7/15/2025(a) 75,000 78,375
Garda World Security Corp. ,
4.63%, 2/15/2027(a) 125,000 125,000
9.50%, 11/1/2027(a) 782,000 846,398
6.00%, 6/1/2029(a) 250,000 244,957
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 250,000 260,625
Signal Parent, Inc. ,
6.13%, 4/1/2029(a) 275,000 262,625
3,174,708
Consumer Products 1.1%
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 525,000 522,375
Diamond BC BV ,
4.63%, 10/1/2029(a) 75,000 76,125
Edgewell Personal Care Co. ,
4.13%, 4/1/2029(a) 275,000 274,574
Energizer Holdings, Inc. ,
4.75%, 6/15/2028(a) 125,000 127,156
4.38%, 3/31/2029(a) 275,000 272,922
Prestige Brands, Inc. ,
5.13%, 1/15/2028(a) 50,000 52,149
3.75%, 4/1/2031(a) 100,000 96,500
1,421,801
Diversified Manufacturing 0.9%
Gates Global LLC ,
6.25%, 1/15/2026(a) 650,000 674,375
WESCO Distribution, Inc. ,
7.13%, 6/15/2025(a) 100,000 106,713
7.25%, 6/15/2028(a) 350,000 387,625
1,168,713
Finance Companies 1.9%
LD Holdings Group LLC ,
6.13%, 4/1/2028(a) 225,000 212,062
Navient Corp. ,
5.88%, 10/25/2024 175,000 186,813
6.75%, 6/25/2025 250,000 273,125
6.75%, 6/15/2026 75,000 82,772

72 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Finance Companies
Rocket Mortgage LLC ,
2.88%, 10/15/2026(a) 150,000 146,580
5.25%, 1/15/2028(a) 275,000 296,313
3.63%, 3/1/2029(a) 150,000 151,688
3.88%, 3/1/2031(a) 275,000 277,406
4.00%, 10/15/2033(a) 125,000 124,062
United Wholesale Mortgage
LLC ,
5.50%, 11/15/2025(a) 450,000 453,375
5.50%, 4/15/2029(a) 200,000 194,181
2,398,377
Food & Beverage 2.5%
Aramark Services, Inc. ,
5.00%, 4/1/2025(a) 100,000 102,345
6.38%, 5/1/2025(a) 475,000 499,344
Kraft Heinz Foods Co. ,
4.25%, 3/1/2031 300,000 339,156
5.20%, 7/15/2045 375,000 469,704
4.38%, 6/1/2046 175,000 199,119
Performance Food Group,
Inc. ,
4.25%, 8/1/2029(a) 175,000 175,437
Post Holdings, Inc. ,
5.75%, 3/1/2027(a) 800,000 831,380
4.63%, 4/15/2030(a) 25,000 25,193
4.50%, 9/15/2031(a) 325,000 321,142
US Foods, Inc. ,
4.75%, 2/15/2029(a) 275,000 282,219
3,245,039
Food & Staples Retailing 0.0%
†
Jitney-Jungle Stores of
America, Inc. ,
10.38%, 9/15/2007^∞(c) 100,000 0
Gaming 4.2%
Affinity Gaming ,
6.88%, 12/15/2027(a) 300,000 315,518
Bally's Corp. ,
6.75%, 6/1/2027(a) 75,000 81,656
Boyd Gaming Corp. ,
8.63%, 6/1/2025(a) 50,000 54,188
4.75%, 12/1/2027 100,000 103,069
4.75%, 6/15/2031(a) 150,000 154,687
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 225,000 236,870
8.13%, 7/1/2027(a) 300,000 337,268
4.63%, 10/15/2029(a) 100,000 101,250
Caesars Resort Collection
LLC ,
5.75%, 7/1/2025(a) 25,000 26,356
5.25%, 10/15/2025(a) 350,000 354,760
CCM Merger, Inc. ,
6.38%, 5/1/2026(a) 50,000 52,625
MGM Growth Properties
Operating Partnership LP ,
5.63%, 5/1/2024 225,000 244,687
3.88%, 2/15/2029(a) 50,000 53,250
Corporate Bonds
Principal
Amount ($) Value ($)
Gaming
MGM Resorts International ,
6.75%, 5/1/2025 100,000 105,375
4.63%, 9/1/2026 77,000 80,754
5.50%, 4/15/2027 216,000 234,360
4.75%, 10/15/2028 125,000 131,718
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 125,000 127,344
Mohegan Gaming &
Entertainment ,
7.88%, 10/15/2024(a) 50,000 52,500
8.00%, 2/1/2026(a) 600,000 624,660
Penn National Gaming, Inc. ,
5.63%, 1/15/2027(a) 50,000 51,500
4.13%, 7/1/2029(a) 75,000 74,130
Raptor Acquisition Corp. ,
4.88%, 11/1/2026(a) 50,000 51,062
Scientific Games International,
Inc. ,
8.63%, 7/1/2025(a) 300,000 324,880
8.25%, 3/15/2026(a) 75,000 79,594
7.25%, 11/15/2029(a) 200,000 224,728
Station Casinos LLC ,
5.00%, 10/1/2025(a) 325,000 329,615
4.50%, 2/15/2028(a) 175,000 177,774
VICI Properties LP ,
3.50%, 2/15/2025(a) 25,000 25,500
4.25%, 12/1/2026(a) 175,000 182,758
4.63%, 12/1/2029(a) 125,000 134,375
4.13%, 8/15/2030(a) 225,000 238,500
5,367,311
Health Insurance 1.0%
Centene Corp. ,
4.25%, 12/15/2027 325,000 340,161
2.45%, 7/15/2028 25,000 25,125
4.63%, 12/15/2029 400,000 435,920
3.38%, 2/15/2030 125,000 129,413
3.00%, 10/15/2030 200,000 205,000
2.63%, 8/1/2031 75,000 74,493
1,210,112
Healthcare 6.9%
Acadia Healthcare Co., Inc. ,
5.50%, 7/1/2028(a) 50,000 52,560
5.00%, 4/15/2029(a) 25,000 26,031
AdaptHealth LLC ,
4.63%, 8/1/2029(a) 175,000 174,869
5.13%, 3/1/2030(a) 225,000 225,112
AHP Health Partners, Inc. ,
5.75%, 7/15/2029(a) 125,000 126,250
Avantor Funding, Inc. ,
4.63%, 7/15/2028(a) 375,000 394,688
Charles River Laboratories
International, Inc. ,
3.75%, 3/15/2029(a) 75,000 76,593
4.00%, 3/15/2031(a) 75,000 78,580
Community Health Systems,
Inc. ,
6.63%, 2/15/2025(a) 75,000 78,469

NVIT Federated High Income Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 73
Corporate Bonds
Principal
Amount ($) Value ($)
Healthcare
Community Health Systems,
Inc.,
8.00%, 3/15/2026(a) 175,000 185,583
5.63%, 3/15/2027(a) 100,000 104,713
6.00%, 1/15/2029(a) 25,000 26,500
6.88%, 4/15/2029(a) 350,000 350,823
6.13%, 4/1/2030(a) 250,000 242,931
DaVita, Inc. ,
4.63%, 6/1/2030(a) 175,000 180,007
Global Medical Response,
Inc. ,
6.50%, 10/1/2025(a) 575,000 594,406
HCA, Inc. ,
5.38%, 2/1/2025 50,000 55,875
5.88%, 2/15/2026 650,000 745,063
5.38%, 9/1/2026 100,000 114,415
3.50%, 9/1/2030 300,000 317,817
IQVIA, Inc. ,
5.00%, 10/15/2026(a) 275,000 281,839
Legacy LifePoint Health LLC ,
6.75%, 4/15/2025(a) 150,000 157,628
4.38%, 2/15/2027(a) 100,000 99,750
LifePoint Health, Inc. ,
5.38%, 1/15/2029(a) 25,000 24,312
MEDNAX, Inc. ,
6.25%, 1/15/2027(a) 225,000 236,531
Mozart Debt Merger Sub, Inc. ,
3.88%, 4/1/2029(a) 250,000 250,000
5.25%, 10/1/2029(a) 425,000 425,000
MPH Acquisition Holdings
LLC ,
5.50%, 9/1/2028(a) 175,000 174,519
5.75%, 11/1/2028(a) 625,000 588,737
RegionalCare Hospital
Partners Holdings, Inc. ,
9.75%, 12/1/2026(a) 550,000 580,938
Team Health Holdings, Inc. ,
6.38%, 2/1/2025(a) 300,000 289,914
Teleflex, Inc. ,
4.63%, 11/15/2027 75,000 78,188
4.25%, 6/1/2028(a) 25,000 25,977
Tenet Healthcare Corp. ,
6.75%, 6/15/2023 300,000 323,400
4.88%, 1/1/2026(a) 175,000 181,111
6.25%, 2/1/2027(a) 250,000 259,375
5.13%, 11/1/2027(a) 175,000 182,438
4.63%, 6/15/2028(a) 25,000 25,904
6.13%, 10/1/2028(a) 125,000 131,309
4.25%, 6/1/2029(a) 300,000 304,500
Vizient, Inc. ,
6.25%, 5/15/2027(a) 100,000 104,500
8,877,155
Hotels, Restaurants & Leisure 0.4%
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 75,000 78,375
5.75%, 5/1/2028(a) 75,000 80,775
4.88%, 1/15/2030 125,000 134,095
3.63%, 2/15/2032(a) 100,000 98,500
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Wyndham Hotels & Resorts,
Inc. ,
4.38%, 8/15/2028(a) 100,000 104,393
496,138
Independent Energy 5.5%
Antero Resources Corp. ,
5.00%, 3/1/2025 175,000 179,244
7.63%, 2/1/2029(a) 25,000 27,950
5.38%, 3/1/2030(a) 100,000 105,315
Apache Corp. ,
4.63%, 11/15/2025 50,000 53,750
4.88%, 11/15/2027 100,000 109,052
Ascent Resources Utica
Holdings LLC ,
7.00%, 11/1/2026(a) 350,000 361,806
8.25%, 12/31/2028(a) 50,000 54,500
5.88%, 6/30/2029(a) 75,000 76,629
Berry Petroleum Co. LLC ,
7.00%, 2/15/2026(a) 125,000 127,306
Callon Petroleum Co. ,
8.25%, 7/15/2025 125,000 122,172
6.38%, 7/1/2026 150,000 143,504
Centennial Resource
Production LLC ,
6.88%, 4/1/2027(a) 250,000 254,684
Chesapeake Energy Corp. ,
7.00%, 10/1/2024 200,000 5,500
5.50%, 2/1/2026(a) 25,000 26,125
5.88%, 2/1/2029(a) 25,000 26,711
Comstock Resources, Inc. ,
6.75%, 3/1/2029(a) 375,000 405,000
5.88%, 1/15/2030(a) 50,000 52,000
Continental Resources, Inc. ,
4.38%, 1/15/2028 150,000 165,937
5.75%, 1/15/2031(a) 200,000 241,750
CrownRock LP ,
5.63%, 10/15/2025(a) 450,000 460,553
5.00%, 5/1/2029(a) 50,000 52,205
Endeavor Energy Resources
LP ,
6.63%, 7/15/2025(a) 125,000 131,719
5.50%, 1/30/2026(a) 25,000 26,060
5.75%, 1/30/2028(a) 100,000 105,250
EQT Corp. ,
3.13%, 5/15/2026(a) 150,000 153,768
3.90%, 10/1/2027 50,000 54,112
5.00%, 1/15/2029 50,000 56,297
3.63%, 5/15/2031(a) 150,000 156,300
Oasis Petroleum, Inc. ,
6.38%, 6/1/2026(a) 50,000 52,375
Occidental Petroleum Corp. ,
3.50%, 6/15/2025 200,000 207,880
8.00%, 7/15/2025 125,000 149,250
5.88%, 9/1/2025 175,000 196,131
3.20%, 8/15/2026 150,000 153,141
8.88%, 7/15/2030 225,000 305,647
6.63%, 9/1/2030 175,000 215,688
6.45%, 9/15/2036 225,000 283,078
4.30%, 8/15/2039 200,000 197,256

74 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Energy
Occidental Petroleum Corp.,
4.10%, 2/15/2047 100,000 95,090
4.40%, 8/15/2049 125,000 122,656
PDC Energy, Inc. ,
6.13%, 9/15/2024 175,000 177,625
5.75%, 5/15/2026 100,000 104,125
Range Resources Corp. ,
4.88%, 5/15/2025 98,000 103,469
9.25%, 2/1/2026 125,000 136,256
8.25%, 1/15/2029(a) 100,000 112,505
Rockcliff Energy II LLC ,
5.50%, 10/15/2029(a) 75,000 76,125
SM Energy Co. ,
6.75%, 9/15/2026 125,000 127,661
6.50%, 7/15/2028 125,000 129,415
Southwestern Energy Co. ,
8.38%, 9/15/2028 175,000 198,228
5.38%, 3/15/2030 50,000 53,961
Tap Rock Resources LLC ,
7.00%, 10/1/2026(a) 75,000 76,781
Ultratech CH ,
7.13%, 4/15/2025^∞(c) 100,000 0
7,009,542
Industrial - Other 0.8%
Booz Allen Hamilton, Inc. ,
3.88%, 9/1/2028(a) 50,000 51,256
4.00%, 7/1/2029(a) 25,000 25,625
Madison IAQ LLC ,
4.13%, 6/30/2028(a) 50,000 50,000
5.88%, 6/30/2029(a) 400,000 403,000
Roller Bearing Co. of America,
Inc. ,
4.38%, 10/15/2029(a) 25,000 25,625
TK Elevator Holdco GmbH ,
7.63%, 7/15/2028(a) 250,000 267,188
TK Elevator US Newco, Inc. ,
5.25%, 7/15/2027(a) 225,000 235,794
1,058,488
Insurance - P&C 4.4%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 475,000 491,625
AmWINS Group, Inc. ,
4.88%, 6/30/2029(a) 300,000 304,215
Ardonagh Midco 2 plc ,
11.50%, 1/15/2027(a)(b) 307,985 327,966
AssuredPartners, Inc. ,
7.00%, 8/15/2025(a) 550,000 558,772
5.63%, 1/15/2029(a) 200,000 201,240
BroadStreet Partners, Inc. ,
5.88%, 4/15/2029(a) 400,000 398,500
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 150,000 158,250
HUB International Ltd. ,
7.00%, 5/1/2026(a) 1,400,000 1,447,250
NFP Corp. ,
4.88%, 8/15/2028(a) 25,000 25,425
6.88%, 8/15/2028(a) 925,000 944,471
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance - P&C
USI, Inc. ,
6.88%, 5/1/2025(a) 725,000 737,847
5,595,561
Leisure 0.6%
SeaWorld Parks &
Entertainment, Inc. ,
5.25%, 8/15/2029(a) 375,000 383,672
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(a) 250,000 258,125
Six Flags Theme Parks, Inc. ,
7.00%, 7/1/2025(a) 125,000 133,125
774,922
Media Entertainment 7.5%
AMC Networks, Inc. ,
5.00%, 4/1/2024 169,000 170,901
4.25%, 2/15/2029 250,000 248,750
Audacy Capital Corp. ,
6.50%, 5/1/2027(a) 300,000 306,852
6.75%, 3/31/2029(a) 300,000 302,376
Cumulus Media New
Holdings, Inc. ,
6.75%, 7/1/2026(a) 263,000 272,205
Diamond Sports Group LLC ,
5.38%, 8/15/2026(a) 250,000 165,000
6.63%, 8/15/2027(a) 325,000 142,188
Gray Television, Inc. ,
5.88%, 7/15/2026(a) 350,000 361,288
7.00%, 5/15/2027(a) 125,000 134,062
4.75%, 10/15/2030(a) 75,000 73,687
iHeartCommunications, Inc. ,
6.38%, 5/1/2026 75,360 79,516
8.38%, 5/1/2027 695,964 743,812
5.25%, 8/15/2027(a) 150,000 155,859
4.75%, 1/15/2028(a) 100,000 103,050
Lamar Media Corp. ,
4.88%, 1/15/2029 125,000 132,500
3.63%, 1/15/2031 50,000 50,000
Match Group Holdings II LLC ,
5.00%, 12/15/2027(a) 275,000 287,850
4.13%, 8/1/2030(a) 325,000 338,406
Midas OpCo Holdings LLC ,
5.63%, 8/15/2029(a) 500,000 517,375
Nexstar Media, Inc. ,
5.63%, 7/15/2027(a) 375,000 396,741
4.75%, 11/1/2028(a) 325,000 337,142
Nielsen Co. Luxembourg
SARL (The) ,
5.00%, 2/1/2025(a) 275,000 281,531
Nielsen Finance LLC ,
5.63%, 10/1/2028(a) 50,000 51,875
4.50%, 7/15/2029(a) 125,000 122,225
5.88%, 10/1/2030(a) 75,000 78,965
4.75%, 7/15/2031(a) 125,000 121,595
Outfront Media Capital LLC ,
4.25%, 1/15/2029(a) 75,000 74,336
4.63%, 3/15/2030(a) 250,000 250,530
Scripps Escrow II, Inc. ,
3.88%, 1/15/2029(a) 75,000 75,262

NVIT Federated High Income Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 75
Corporate Bonds
Principal
Amount ($) Value ($)
Media Entertainment
Scripps Escrow II, Inc.,
5.38%, 1/15/2031(a) 200,000 196,630
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 250,000 256,563
Sinclair Television Group, Inc. ,
5.88%, 3/15/2026(a) 575,000 587,219
5.13%, 2/15/2027(a) 100,000 99,250
5.50%, 3/1/2030(a) 75,000 74,392
TEGNA, Inc. ,
4.63%, 3/15/2028 300,000 306,705
5.00%, 9/15/2029 450,000 463,522
Terrier Media Buyer, Inc. ,
8.88%, 12/15/2027(a) 700,000 740,166
Univision Communications,
Inc. ,
4.50%, 5/1/2029(a) 200,000 203,250
Urban One, Inc. ,
7.38%, 2/1/2028(a) 300,000 321,649
9,625,225
Metals & Mining 1.2%
Cleveland-Cliffs, Inc. ,
4.63%, 3/1/2029(a) 275,000 280,844
4.88%, 3/1/2031(a) 350,000 361,375
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 225,000 216,011
Freeport-McMoRan, Inc. ,
5.00%, 9/1/2027 100,000 104,250
4.38%, 8/1/2028 125,000 130,782
5.25%, 9/1/2029 100,000 108,625
4.63%, 8/1/2030 200,000 216,250
5.40%, 11/14/2034 125,000 150,156
1,568,293
Midstream 7.7%
AmeriGas Partners LP ,
5.50%, 5/20/2025 75,000 82,860
5.88%, 8/20/2026 350,000 395,500
5.75%, 5/20/2027 75,000 84,750
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 275,000 284,089
5.75%, 1/15/2028(a) 525,000 544,031
5.38%, 6/15/2029(a) 400,000 412,000
Cheniere Energy Partners LP ,
5.63%, 10/1/2026 225,000 231,187
4.50%, 10/1/2029 75,000 79,735
4.00%, 3/1/2031(a) 275,000 287,980
3.25%, 1/31/2032(a) 100,000 100,330
Cheniere Energy, Inc. ,
4.63%, 10/15/2028 125,000 131,719
CNX Midstream Partners LP ,
6.50%, 3/15/2026(a) 575,000 603,980
4.75%, 4/15/2030(a) 175,000 177,708
DT Midstream, Inc. ,
4.38%, 6/15/2031(a) 150,000 154,500
EQM Midstream Partners LP ,
4.75%, 7/15/2023 26,000 27,152
6.00%, 7/1/2025(a) 100,000 109,620
6.50%, 7/1/2027(a) 200,000 224,950
5.50%, 7/15/2028 325,000 357,052
Corporate Bonds
Principal
Amount ($) Value ($)
Midstream
EQM Midstream Partners LP,
4.50%, 1/15/2029(a) 125,000 129,687
4.75%, 1/15/2031(a) 325,000 338,006
6.50%, 7/15/2048 100,000 113,750
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 200,000 208,910
4.25%, 2/15/2030(a) 100,000 101,125
Holly Energy Partners LP ,
5.00%, 2/1/2028(a) 225,000 228,150
NuStar Logistics LP ,
6.00%, 6/1/2026 50,000 54,000
5.63%, 4/28/2027 375,000 399,375
Oasis Midstream Partners LP ,
8.00%, 4/1/2029(a) 175,000 182,000
Rattler Midstream LP ,
5.63%, 7/15/2025(a) 150,000 156,195
Solaris Midstream Holdings
LLC ,
7.63%, 4/1/2026(a) 75,000 80,374
Suburban Propane Partners
LP ,
5.88%, 3/1/2027 150,000 156,375
5.00%, 6/1/2031(a) 375,000 389,062
Summit Midstream Holdings
LLC ,
5.50%, 8/15/2022 100,000 99,366
5.75%, 4/15/2025 275,000 250,250
Targa Resources Partners LP ,
5.88%, 4/15/2026 450,000 469,969
5.38%, 2/1/2027 350,000 362,670
6.50%, 7/15/2027 75,000 80,867
5.00%, 1/15/2028 50,000 52,500
5.50%, 3/1/2030 350,000 382,703
4.00%, 1/15/2032(a) 50,000 51,673
TransMontaigne Partners LP ,
6.13%, 2/15/2026 150,000 152,625
Western Midstream Operating
LP ,
4.00%, 7/1/2022 75,000 76,142
4.65%, 7/1/2026 75,000 81,121
4.50%, 3/1/2028 325,000 348,563
5.45%, 4/1/2044 50,000 57,432
5.30%, 3/1/2048 400,000 461,000
5.50%, 8/15/2048 100,000 117,000
9,870,033
Oil Field Services 1.7%
Archrock Partners LP ,
6.88%, 4/1/2027(a) 400,000 420,000
6.25%, 4/1/2028(a) 350,000 361,979
Nabors Industries Ltd. ,
7.25%, 1/15/2026(a) 200,000 194,520
7.50%, 1/15/2028(a) 100,000 94,750
Precision Drilling Corp. ,
7.13%, 1/15/2026(a) 75,000 77,062
6.88%, 1/15/2029(a) 125,000 130,556
Shelf Drilling Holdings Ltd. ,
8.25%, 2/15/2025(a) 150,000 117,750

76 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil Field Services
USA Compression Partners
LP ,
6.88%, 4/1/2026 450,000 468,541
6.88%, 9/1/2027 325,000 344,045
2,209,203
Packaging 4.6%
ARD Finance SA ,
6.50%, 6/30/2027(a) 600,000 637,410
Ardagh Metal Packaging
Finance USA LLC ,
4.00%, 9/1/2029(a) 250,000 252,812
Ardagh Packaging Finance
plc ,
5.25%, 8/15/2027(a) 400,000 407,202
5.25%, 8/15/2027(a) 200,000 203,601
Ball Corp. ,
2.88%, 8/15/2030 175,000 169,860
3.13%, 9/15/2031 75,000 74,068
Berry Global, Inc. ,
4.88%, 7/15/2026(a) 75,000 78,754
5.63%, 7/15/2027(a) 175,000 184,924
Crown Americas LLC ,
4.75%, 2/1/2026 250,000 257,650
Flex Acquisition Co., Inc. ,
6.88%, 1/15/2025(a) 900,000 911,250
7.88%, 7/15/2026(a) 350,000 365,750
Mauser Packaging Solutions
Holding Co. ,
7.25%, 4/15/2025(a) 400,000 397,562
Owens-Brockway Glass
Container, Inc. ,
5.88%, 8/15/2023(a) 200,000 211,500
5.38%, 1/15/2025(a) 400,000 427,000
6.63%, 5/13/2027(a) 75,000 80,379
Sealed Air Corp. ,
4.00%, 12/1/2027(a) 100,000 106,490
Trident TPI Holdings, Inc. ,
9.25%, 8/1/2024(a) 200,000 210,172
6.63%, 11/1/2025(a) 425,000 431,843
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(d) 475,000 510,031
5,918,258
Paper 0.5%
Clearwater Paper Corp. ,
5.38%, 2/1/2025(a) 400,000 431,000
Graphic Packaging
International LLC ,
4.75%, 7/15/2027(a) 75,000 81,187
3.50%, 3/1/2029(a) 100,000 99,500
611,687
Pharmaceuticals 4.1%
Bausch Health Americas, Inc. ,
9.25%, 4/1/2026(a) 150,000 160,196
8.50%, 1/31/2027(a) 325,000 346,190
Bausch Health Cos., Inc. ,
6.13%, 4/15/2025(a) 692,000 706,290
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Bausch Health Cos., Inc.,
9.00%, 12/15/2025(a) 25,000 26,387
5.75%, 8/15/2027(a) 150,000 157,125
5.00%, 1/30/2028(a) 175,000 166,026
4.88%, 6/1/2028(a) 100,000 103,625
5.00%, 2/15/2029(a) 175,000 162,969
6.25%, 2/15/2029(a) 100,000 98,952
7.25%, 5/30/2029(a) 400,000 409,940
5.25%, 1/30/2030(a) 300,000 279,750
5.25%, 2/15/2031(a) 125,000 114,951
Catalent Pharma Solutions,
Inc. ,
3.50%, 4/1/2030(a) 100,000 100,000
Endo Dac ,
9.50%, 7/31/2027(a) 150,000 150,333
6.00%, 6/30/2028(a) 311,000 222,365
Endo Luxembourg Finance
Co. I Sarl ,
6.13%, 4/1/2029(a) 75,000 75,000
Grifols Escrow Issuer SA ,
4.75%, 10/15/2028(a) 200,000 204,250
HCRX Investments Holdco LP ,
4.50%, 8/1/2029(a) 25,000 25,125
Jaguar Holding Co. II ,
4.63%, 6/15/2025(a) 200,000 207,750
5.00%, 6/15/2028(a) 150,000 161,451
Jazz Securities DAC ,
4.38%, 1/15/2029(a) 250,000 259,075
Mallinckrodt International
Finance SA ,
5.63%, 10/15/2023(a)(c) 450,000 227,831
5.50%, 4/15/2025(a)(c) 775,000 389,437
Organon & Co. ,
5.13%, 4/30/2031(a) 325,000 341,364
Syneos Health, Inc. ,
3.63%, 1/15/2029(a) 150,000 149,580
5,245,962
Restaurants 1.4%
1011778 BC ULC ,
3.88%, 1/15/2028(a) 100,000 100,985
4.38%, 1/15/2028(a) 75,000 76,141
4.00%, 10/15/2030(a) 1,150,000 1,138,500
KFC Holding Co. ,
4.75%, 6/1/2027(a) 150,000 156,601
Yum! Brands, Inc. ,
4.75%, 1/15/2030(a) 100,000 108,382
4.63%, 1/31/2032 150,000 160,125
1,740,734
Retailers 0.4%
Academy Ltd. ,
6.00%, 11/15/2027(a) 125,000 135,000
Gap, Inc. (The) ,
3.63%, 10/1/2029(a) 50,000 50,125
3.88%, 10/1/2031(a) 75,000 75,000
NMG Holding Co., Inc. ,
7.13%, 4/1/2026(a) 175,000 185,719
William Carter Co. (The) ,
5.50%, 5/15/2025(a) 50,000 52,535

NVIT Federated High Income Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 77
Corporate Bonds
Principal
Amount ($) Value ($)
Retailers
William Carter Co. (The),
5.63%, 3/15/2027(a) 50,000 51,832
550,211
Supermarkets 0.6%
Albertsons Cos., Inc. ,
5.75%, 3/15/2025 100,000 101,990
5.88%, 2/15/2028(a) 100,000 106,500
3.50%, 3/15/2029(a) 525,000 523,937
4.88%, 2/15/2030(a) 75,000 80,812
813,239
Technology 6.1%
Black Knight InfoServ LLC ,
3.63%, 9/1/2028(a) 225,000 226,125
Boxer Parent Co., Inc. ,
9.13%, 3/1/2026(a) 25,000 26,214
Cars.com, Inc. ,
6.38%, 11/1/2028(a) 350,000 369,250
CDW LLC ,
4.25%, 4/1/2028 175,000 182,739
3.25%, 2/15/2029 50,000 51,250
Clarivate Science Holdings
Corp. ,
3.88%, 7/1/2028(a) 50,000 50,000
4.88%, 7/1/2029(a) 200,000 200,390
Consensus Cloud Solutions,
Inc. ,
6.00%, 10/15/2026(a) 75,000 77,062
6.50%, 10/15/2028(a) 200,000 207,550
Dell International LLC ,
7.13%, 6/15/2024(a) 825,000 843,563
Diebold Nixdorf, Inc. ,
9.38%, 7/15/2025(a) 25,000 27,360
Dun & Bradstreet Corp. (The) ,
6.88%, 8/15/2026(a) 90,000 94,388
10.25%, 2/15/2027(a) 420,000 451,500
Elastic NV ,
4.13%, 7/15/2029(a) 150,000 150,750
Gartner, Inc. ,
4.50%, 7/1/2028(a) 75,000 78,750
3.75%, 10/1/2030(a) 75,000 77,190
HealthEquity, Inc. ,
4.50%, 10/1/2029(a) 100,000 101,500
Helios Software Holdings, Inc. ,
4.63%, 5/1/2028(a) 250,000 246,250
LogMeIn, Inc. ,
5.50%, 9/1/2027(a) 300,000 305,250
Millennium Escrow Corp. ,
6.63%, 8/1/2026(a) 175,000 180,241
NCR Corp. ,
5.75%, 9/1/2027(a) 75,000 79,095
5.00%, 10/1/2028(a) 200,000 204,362
5.13%, 4/15/2029(a) 150,000 154,688
5.25%, 10/1/2030(a) 350,000 366,985
ON Semiconductor Corp. ,
3.88%, 9/1/2028(a) 100,000 103,250
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 125,000 128,437
Corporate Bonds
Principal
Amount ($) Value ($)
Technology
PTC, Inc. ,
3.63%, 2/15/2025(a) 100,000 101,500
Rackspace Technology
Global, Inc. ,
3.50%, 2/15/2028(a) 250,000 241,305
5.38%, 12/1/2028(a) 275,000 270,187
Rocket Software, Inc. ,
6.50%, 2/15/2029(a) 400,000 396,000
Science Applications
International Corp. ,
4.88%, 4/1/2028(a) 50,000 51,673
Seagate HDD Cayman ,
3.13%, 7/15/2029(a) 200,000 193,420
3.38%, 7/15/2031(a) 175,000 170,625
Sensata Technologies, Inc. ,
4.38%, 2/15/2030(a) 75,000 80,697
3.75%, 2/15/2031(a) 25,000 25,171
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(a) 525,000 554,365
Synaptics, Inc. ,
4.00%, 6/15/2029(a) 75,000 76,730
TTM Technologies, Inc. ,
4.00%, 3/1/2029(a) 100,000 99,605
Veritas US, Inc. ,
7.50%, 9/1/2025(a) 450,000 468,000
Viavi Solutions, Inc. ,
3.75%, 10/1/2029(a) 50,000 50,110
7,763,527
Transportation Services 0.3%
Watco Cos. LLC ,
6.50%, 6/15/2027(a) 300,000 321,000
Utility - Electric 2.8%
Calpine Corp. ,
5.25%, 6/1/2026(a) 34,000 34,977
4.50%, 2/15/2028(a) 225,000 229,500
5.13%, 3/15/2028(a) 200,000 202,547
4.63%, 2/1/2029(a) 100,000 98,500
5.00%, 2/1/2031(a) 50,000 50,000
3.75%, 3/1/2031(a) 175,000 168,437
Enviva Partners LP ,
6.50%, 1/15/2026(a) 650,000 672,344
NRG Energy, Inc. ,
6.63%, 1/15/2027 176,000 182,327
3.38%, 2/15/2029(a) 50,000 49,347
5.25%, 6/15/2029(a) 300,000 319,125
3.63%, 2/15/2031(a) 50,000 49,113
3.88%, 2/15/2032(a) 150,000 148,312
Pattern Energy Operations LP ,
4.50%, 8/15/2028(a) 100,000 104,250
TerraForm Power Operating
LLC ,
5.00%, 1/31/2028(a) 300,000 322,125
4.75%, 1/15/2030(a) 250,000 261,562
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 150,000 154,117
5.63%, 2/15/2027(a) 300,000 310,518

78 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Utility - Electric
Vistra Operations Co. LLC,
5.00%, 7/31/2027(a) 225,000 232,313
3,589,414
Wireless Communications 0.9%
Sprint Corp. ,
7.13%, 6/15/2024 325,000 369,915
T-Mobile USA, Inc. ,
2.25%, 2/15/2026(a) 225,000 227,531
4.75%, 2/1/2028 275,000 292,188
2.63%, 2/15/2029 25,000 25,264
3.38%, 4/15/2029(a) 225,000 234,731
1,149,629
Total Corporate Bonds
(cost $117,790,209)
121,171,343
Exchange Traded Fund 3.4%
Shares
Unassigned 3.4%
iShares iBoxx High Yield
Corporate Bond ETF 50,399 4,409,408
Total Exchange Traded Fund
(cost $4,399,329)
4,409,408
Loan Participation 0.0%
†
Principal
Amount ($) Value ($)
Healthcare 0.0%
†
Envision Healthcare
Corp.,Term Loan, (ICE
LIBOR USD 1 Month +
6.00%, 1.00% Floor),
7.00%, 10/11/2025 (e) 1,557 1,309
0
Total Loan Participation
(cost $24,925) 1,309
Warrants 0.0%
†
Number of
Warrants
Independent Energy 0.0%
†
Chesapeake Energy Corp.,
expiring 2/9/2026 * 1,583 57,320
Total Warrants (cost $0) 57,320
Total Investments
(cost $122,631,249) — 98.6%
126,249,707
Other assets in excess of
liabilities — 1.4% 1,733,682
NET ASSETS — 100.0%
$ 127,983,389
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2021 was $93,907,263 which represents 73.37% of net
assets.
(b) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(c) Security in default.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2021.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2021.
ETF Exchange Traded Fund
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
Currency:
USD United States Dollar

NVIT Federated High Income Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 79
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

80 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Federated High Income Bond Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Chemicals $ 70,004 $ – $ – $ 70,004
Media Entertainment 112,215 – – 112,215
Oil Field Services – – 428,108 428,108
Total Common Stocks $ 182,219 $ – $ 428,108 $ 610,327
  Corporate Bonds
Aerospace & Defense – 1,504,125 – 1,504,125
Aerospace / Defense – 350,651 – 350,651
Airlines – 611,031 – 611,031
Automotive – 7,193,709 – 7,193,709
Building Materials – 2,735,592 – 2,735,592
Cable Satellite – 11,038,421 – 11,038,421
Chemicals – 3,942,499 – 3,942,499
Construction Machinery – 1,021,033 – 1,021,033
Consumer Cyclical Services – 3,174,708 – 3,174,708
Consumer Products – 1,421,801 – 1,421,801
Diversified Manufacturing – 1,168,713 – 1,168,713
Finance Companies – 2,398,377 – 2,398,377
Food & Beverage – 3,245,039 – 3,245,039
Food & Staples Retailing – – – –
Gaming – 5,367,311 – 5,367,311
Health Insurance – 1,210,112 – 1,210,112
Healthcare – 8,877,155 – 8,877,155
Hotels, Restaurants & Leisure – 496,138 – 496,138
Independent Energy – 7,009,542 – 7,009,542
Industrial - Other – 1,058,488 – 1,058,488
Insurance - P&C – 5,595,561 – 5,595,561
Leisure – 774,922 – 774,922
Media Entertainment – 9,625,225 – 9,625,225
Metals & Mining – 1,568,293 – 1,568,293
Midstream – 9,870,033 – 9,870,033
Oil Field Services – 2,209,203 – 2,209,203
Packaging – 5,918,258 – 5,918,258
Paper – 611,687 – 611,687
Pharmaceuticals – 5,245,962 – 5,245,962
Restaurants – 1,740,734 – 1,740,734
Retailers – 550,211 – 550,211
Supermarkets – 813,239 – 813,239
Technology – 7,763,527 – 7,763,527
Transportation Services – 321,000 – 321,000
Utility - Electric – 3,589,414 – 3,589,414
Wireless Communications – 1,149,629 – 1,149,629
Total Corporate Bonds $ – $ 121,171,343 $ – $ 121,171,343
Exchange Traded Fund 4,409,408 – – 4,409,408
Loan Participation – 1,309 – 1,309
Warrants 57,320 – – 57,320
Total $ 4,648,947 $ 121,172,652 $ 428,108 $ 126,249,707
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Federated High Income Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 81
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
During the period ended September 30, 2021, the Fund held two corporate bond investments that were categorized as Level 3 investments which were each valued at $0.
Common
Stocks
Corporate
Bonds Total
Balance as of 12/31/2020 $ — $ — $—
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) — — —
Purchases
*
288,724 — 288,724
Sales — — —
Change in Unrealized Appreciation/Depreciation 139,384 — 139,384
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 9/30/2021 $ 428,108 $ — $428,108
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 9/30/2021 $ 139,384 $ — $139,384
Amounts designated as "−" are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

82 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Short Term Bond Fund
Asset-Backed Securities 28.4%
Principal
Amount ($) Value ($)
Airlines 1.5%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 6,271,890 6,341,597
American Airlines Pass-
Through Trust
Series 2013-2, Class A,
4.95%, 1/15/2023 1,397,349 1,428,928
Series 2015-1, Class B,
3.70%, 5/1/2023 1,893,734 1,865,644
Series 2015-2, Class B,
4.40%, 9/22/2023 2,689,979 2,649,425
Series 2016-3, Class B,
3.75%, 10/15/2025 2,417,302 2,330,169
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 4,490,000 4,530,400
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 7,002,315 6,973,693
26,119,856
Automobiles 1.0%
Credit Acceptance Auto Loan
Trust
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 6,050,000 6,135,724
Series 2020-1A, Class A,
2.01%, 2/15/2029(a) 5,000,000 5,070,191
Flagship Credit Auto Trust
Series 2019-3, Class A,
2.33%, 2/15/2024(a) 785,163 788,543
Series 2019-4, Class A,
2.17%, 6/17/2024(a) 878,771 883,653
Foursight Capital Automobile
Receivables Trust, Series
2020-1, Class A3, 2.05%,
10/15/2024(a) 2,899,529 2,917,044
OneMain Direct Auto
Receivables Trust, Series
2018-1A, Class A, 3.43%,
12/16/2024(a) 1,957,962 1,962,381
17,757,536
Credit Card 0.1%
Avant Credit Card Master
Trust, Series 2021-
1A, Class A, 1.37%,
4/15/2027(a) 2,250,000 2,245,176
Electric Utilities 0.6%
AEP Texas Restoration
Funding LLC, Series
2019-1, Class A1, 2.06%,
2/1/2027 9,262,714 9,503,672
Home Equity 1.2%
Citigroup Mortgage Loan
Trust, Series 2007-
WFH1, Class M1, 0.48%,
1/25/2037(b) 3,269,017 3,277,475
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Long Beach Mortgage
Loan Trust, Series 2005-
WL2, Class M2, 0.82%,
8/25/2035(b) 1,592,761 1,598,747
Morgan Stanley ABS Capital
I, Inc. Trust, Series 2005-
NC1, Class A2C, 0.85%,
1/25/2035(b) 3,182,251 3,181,183
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.33%, 1/25/2036(b) 882,924 884,442
RASC Trust, Series 2005-
KS12, Class M2, 0.78%,
1/25/2036(b) 8,508,462 8,507,969
Soundview Home Loan Trust
Series 2005-CTX1, Class
M3, 0.79%, 11/25/2035(b) 2,283,618 2,282,889
Series 2006-WF2, Class
M1, 0.42%, 12/25/2036(b) 1,681,787 1,677,205
21,409,910
Other 24.0%
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(a) 3,493,061 3,694,720
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(a) 10,270,447 10,914,273
AMMC CLO 22 Ltd.
Series 2018-22A, Class A,
1.16%, 4/25/2031(a)(b) 5,000,000 4,989,760
Series 2018-22A, Class B,
1.58%, 4/25/2031(a)(b) 5,000,000 4,978,800
AMMC CLO XIII Ltd., Series
2013-13A, Class A2LR,
1.83%, 7/24/2029(a)(b) 9,000,000 9,000,585
Apidos CLO XXXIII
Series 2020-33A, Class AR,
1.28%, 10/24/2034(a)(b) 12,500,000 12,501,325
Series 2020-33A, Class BR,
1.73%, 10/24/2034(a)(b) 8,300,000 8,300,880
Apidos CLO XXXV
Series 2021-35A, Class A,
1.25%, 4/20/2034(a)(b) 7,600,000 7,607,068
Series 2021-35A, Class B,
1.60%, 4/20/2034(a)(b) 1,900,000 1,901,461
Ares LVI CLO Ltd., Series
2020-56A, Class A1, 1.41%,
10/25/2031(a)(b) 2,700,000 2,700,000
ARES XLIV CLO Ltd.
Series 2017-44A, Class
A1R, 1.21%, 4/15/2034(a)
(b) 10,500,000 10,508,117
Series 2017-44A, Class
A3R1, 1.78%, 4/15/2034(a)
(b) 4,500,000 4,500,679

NVIT Short Term Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 83
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Bayview Opportunity Master
Fund IVa Trust, Series
2017-SPL1, Class A, 4.00%,
10/28/2064(a)(b) 2,519,107 2,569,754
Bayview Opportunity Master
Fund IVb Trust
Series 2017-SPL2, Class A,
4.00%, 6/28/2054(a)(b) 2,817,385 2,940,286
Series 2017-SPL4, Class A,
3.50%, 1/28/2055(a)(b) 1,444,129 1,474,933
Carlyle Global Market
Strategies CLO Ltd., Series
2012-4A, Class BR3,
1.74%, 4/22/2032(a)(b) 6,700,000 6,700,710
Carlyle US CLO Ltd.
Series 2021-1A, Class A1,
1.33%, 4/15/2034(a)(b) 7,000,000 6,999,972
Series 2021-1A, Class A2,
1.64%, 4/15/2034(a)(b) 3,000,000 3,000,906
CCG Receivables Trust
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 1,241,523 1,252,181
Series 2019-2, Class A2,
2.11%, 3/15/2027(a) 2,634,243 2,659,614
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR,
1.21%, 4/20/2034(a)(b) 10,000,000 10,009,330
Series 2013-1A, Class BRR,
1.48%, 4/20/2034(a)(b) 7,000,000 7,007,595
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
1.13%, 1/20/2031(a)(b) 3,000,000 3,000,912
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class BR,
1.74%, 10/17/2034(a)(b) 11,850,000 11,844,063
Cedar Funding X CLO Ltd.
Series 2019-10A, Class BR,
0.00%, 10/20/2032(a)(b) 10,200,000 10,200,000
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 2,292,899 2,384,481
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 1,654,769 1,694,159
FCI Funding LLC
Series 2019-1A, Class A,
3.63%, 2/18/2031(a) 318,794 322,356
Series 2021-1A, Class A,
1.13%, 4/15/2033(a) 3,247,682 3,249,666
Federal Express Corp. Pass-
Through Trust, Series 1998
6.72%, 1/15/2022 30,774 31,264
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 772,721 811,635
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
GoldenTree Loan
Management US CLO 8
Ltd., Series 2020-8A, Class
BR, 1.69%, 10/20/2034(a)
(b) 5,350,000 5,350,990
GoldentTree Loan
Management US CLO 1
Ltd., Series 2021-9A, Class
A, 1.20%, 1/20/2033(a)(b) 19,500,000 19,505,402
Goodgreen , Series 2019-
2A, Class A, 2.76%,
4/15/2055(a) 6,766,301 6,909,622
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 340,340 357,887
HERO Funding Trust, Series
2015-2A, Class A, 3.99%,
9/20/2040(a) 405,856 422,024
Invesco CLO Ltd.
Series 2021-2A, Class A,
1.20%, 7/15/2034(a)(b) 16,000,000 16,005,712
Series 2021-2A, Class B,
1.68%, 7/15/2034(a)(b) 5,500,000 5,502,926
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.08%, 7/17/2037(a)(b) 4,516,459 4,519,609
LCM 34 Ltd.
Series 34A, Class A1,
1.25%, 10/20/2034(a)(b) 11,450,000 11,450,561
Series 34A, Class B, 1.68%,
10/20/2034(a)(b) 8,600,000 8,600,421
Magnetite XXVII Ltd., Series
2020-27A, Class BR,
1.68%, 10/20/2034(a)(b) 4,550,000 4,550,924
Magnetite XXVIII Ltd., Series
2020-28A, Class A, 1.40%,
10/25/2031(a)(b) 10,600,000 10,602,184
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 7,312,216 7,535,614
Neuberger Berman Loan
Advisers CLO 32 Ltd.
Series 2019-32A, Class AR,
1.12%, 1/20/2032(a)(b) 2,000,000 2,000,378
Series 2019-32A, Class BR,
1.53%, 1/20/2032(a)(b) 1,000,000 996,729
Neuberger Berman Loan
Advisers CLO 38 Ltd.
Series 2020-38A, Class A,
1.43%, 10/20/2032(a)(b) 10,400,000 10,400,000
Series 2020-38A, Class AR,
0.00%, 10/20/2035(a)(b) 17,300,000 17,300,000
Neuberger Berman Loan
Advisers CLO 40 Ltd.,
Series 2021-40A, Class A,
1.19%, 4/16/2033(a)(b) 11,000,000 11,031,911

84 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 3,960,000 3,962,898
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(a) 540,000 541,498
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 9,000,000 9,013,328
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 600,000 602,306
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 1.93%,
5/20/2031(a)(b) 10,000,000 10,006,350
Renew
Series 2018-1, Class A,
3.95%, 9/20/2053(a) 2,373,882 2,509,174
Series 2017-2A, Class A,
3.22%, 9/22/2053(a) 2,162,812 2,251,135
RR 1 LLC
Series 2017-1A, Class
A1AB, 1.23%, 7/15/2035(a)
(b) 4,900,000 4,906,159
Series 2017-1A, Class A2B,
1.68%, 7/15/2035(a)(b) 2,050,000 2,053,662
RR 19 Ltd.
Series 2021-19A, Class A1,
0.00%, 10/15/2035(a)(b) 11,450,000 11,450,000
Southwick Park CLO LLC
Series 2019-4A, Class A1,
1.43%, 7/20/2032(a)(b) 14,500,000 14,501,580
Series 2019-4A, Class B1,
1.88%, 7/20/2032(a)(b) 2,500,000 2,500,240
Towd Point Mortgage Trust
Series 2018-6, Class A1,
3.75%, 3/25/2058(a)(b) 2,717,839 2,841,793
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 590,080 613,234
Series 2019-4, Class A1,
2.90%, 10/25/2059(a)(b) 6,347,559 6,547,943
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 13,754,876 13,961,873
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 5,172,391 5,387,740
Series 2020-SFR2, Class
E1, 2.73%, 11/17/2039(a) 2,826,000 2,852,713
Wellman Park CLO Ltd.
Series 2021-1A, Class A,
1.23%, 7/15/2034(a)(b) 16,000,000 16,005,712
Series 2021-1A, Class B,
1.73%, 7/15/2034(a)(b) 5,500,000 5,502,926
420,806,643
Total Asset-Backed Securities
(cost $496,374,832)
497,842,793
Collateralized Mortgage Obligations 5.8%
Principal
Amount ($) Value ($)
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 5,606,925 5,634,141
Chase Mortgage Finance
Corp., Series 2016-
SH1, Class M2, 3.75%,
4/25/2045(a)(b) 1,062,108 1,077,858
GS Mortgage-Backed
Securities Trust, Series
2021-PJ9, Class A4, 2.50%,
2/26/2052(a)(b) 10,000,000 10,038,530
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 3,383 3,440
HomeBanc Mortgage Trust,
Series 2005-4, Class A2,
0.75%, 10/25/2035(b) 1,003,901 1,006,634
J.P. Morgan Mortgage Trust,
Series 2021-12, Class A15,
2.50%, 2/25/2052(a)(b) 4,134,000 4,141,428
Mill City Mortgage Loan Trust,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 6,336,738 6,491,298
New Residential Mortgage
Loan Trust
Series 2016-2A, Class A1,
3.75%, 11/26/2035(a)(b) 5,776,960 6,174,330
Series 2014-3A, Class
AFX3, 3.75%, 11/25/2054(a)
(b) 2,573,455 2,728,718
Series 2016-3A, Class A1,
3.75%, 9/25/2056(a)(b) 1,190,074 1,271,587
Series 2016-4A, Class A1,
3.75%, 11/25/2056(a)(b) 1,288,652 1,379,571
Series 2017-1A, Class A1,
4.00%, 2/25/2057(a)(b) 3,194,503 3,416,001
Series 2017-2A, Class A3,
4.00%, 3/25/2057(a)(b) 4,557,876 4,857,199
Series 2017-3A, Class A1,
4.00%, 4/25/2057(a)(b) 1,971,663 2,113,087
Series 2019-1A, Class A1,
4.00%, 9/25/2057(a)(b) 2,059,600 2,165,549
Series 2018-1A, Class A1A,
4.00%, 12/25/2057(a)(b) 3,298,062 3,519,725
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 4,913,974 5,166,216
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 3,212,614 3,374,057
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 1,269,892 1,348,177
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 7,970,945 8,609,159
Series 2019-3A, Class A1A,
3.75%, 11/25/2058(a)(b) 2,136,761 2,265,632
Series 2019-4A, Class A1B,
3.50%, 12/25/2058(a)(b) 5,122,354 5,377,584
Series 2019-6A, Class A1B,
3.50%, 9/25/2059(a)(b) 3,831,503 4,030,560
Series 2020-RPL1, Class
A1, 2.75%, 11/25/2059(a)(b) 6,484,481 6,667,812

NVIT Short Term Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 85
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
RALI Trust, Series 2003-
QS20, Class CB, 5.00%,
11/25/2018 29,635 31,335
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 269,447 272,031
Visio Trust, Series 2019-
2, Class A1, 2.72%,
11/25/2054(a)(b) 8,507,605 8,674,807
Total Collateralized Mortgage Obligations
(cost $99,614,837)
101,836,466
Commercial Mortgage-Backed Securities 0.2%
AOA Mortgage Trust , Series
2015-1177, Class A, 2.96%,
12/13/2029(a) 4,000,000 3,999,462
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2013-C8, Class XA,
IO, 1.05%, 12/15/2048(b) 19,342,143 178,294
Total Commercial Mortgage-Backed
Securities
(cost $4,155,495) 4,177,756
Corporate Bonds 26.9%
Aerospace & Defense 0.5%
Boeing Co. (The) ,
5.04%, 5/1/2027 2,750,000 3,163,395
Howmet Aerospace, Inc. ,
6.88%, 5/1/2025 1,350,000 1,579,527
Moog, Inc. ,
4.25%, 12/15/2027(a) 2,000,000 2,055,000
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 2,596,000 2,742,113
9,540,035
Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026(a)(d) 1,000,000 1,009,050
Auto Components 0.1%
Allison Transmission, Inc. ,
4.75%, 10/1/2027(a) 1,350,000 1,404,000
Automobiles 1.4%
Daimler Finance North
America LLC ,
3.65%, 2/22/2024(a) 5,000,000 5,333,422
2.70%, 6/14/2024(a) 3,000,000 3,147,237
Hyundai Capital America ,
5.88%, 4/7/2025(a) 10,000,000 11,428,306
Nissan Motor Acceptance Co.
LLC ,
2.00%, 3/9/2026(a) 3,860,000 3,869,030
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Nissan Motor Co. Ltd. ,
3.52%, 9/17/2025(a)(d) 640,000 680,422
24,458,417
Banks 6.1%
Bank of America Corp. ,
(ICE LIBOR USD 3
Month + 1.16%), 1.29%,
1/20/2023(e) 5,000,000 5,017,014
(ICE LIBOR USD 3
Month + 0.79%), 3.00%,
12/20/2023(e) 8,623,000 8,886,605
(ICE LIBOR USD 3
Month + 0.97%), 3.46%,
3/15/2025(e) 5,000,000 5,319,562
Series L, 4.18%, 11/25/2027 5,500,000 6,131,146
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(d)(e) 5,000,000 5,236,829
3.50%, 11/16/2027(a) 2,500,000 2,721,942
Citigroup, Inc. ,
(SOFR + 0.67%), 0.98%,
5/1/2025(e) 5,000,000 5,016,193
4.40%, 6/10/2025 7,000,000 7,742,532
4.45%, 9/29/2027 2,000,000 2,274,378
Citizens Financial Group, Inc. ,
4.30%, 12/3/2025 5,000,000 5,541,802
Cooperatieve Rabobank UA ,
3.95%, 11/9/2022 7,770,000 8,065,517
4.63%, 12/1/2023 2,386,000 2,585,456
HSBC Holdings plc ,
(SOFR + 0.71%), 0.98%,
5/24/2025(e) 2,000,000 1,996,477
ING Groep NV ,
3.15%, 3/29/2022(d) 5,000,000 5,071,328
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(e) 2,896,000 3,101,849
(SOFR + 0.42%), 0.56%,
2/16/2025(e) 11,104,000 11,057,890
(SOFR + 0.77%), 1.47%,
9/22/2027(e) 3,000,000 2,980,804
Toronto-Dominion Bank (The) ,
0.70%, 9/10/2024 10,000,000 9,980,173
Wells Fargo & Co. ,
4.13%, 8/15/2023(d) 7,000,000 7,454,882
106,182,379
Beverages 0.3%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 5,000,000 5,510,854
Biotechnology 0.7%
AbbVie, Inc. ,
3.45%, 3/15/2022 10,000,000 10,089,322
2.60%, 11/21/2024 2,000,000 2,102,460
12,191,782

86 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products 0.2%
Carrier Global Corp. ,
2.24%, 2/15/2025 3,750,000 3,884,983
Capital Markets 2.6%
Credit Suisse Group AG ,
(SOFR + 1.56%), 2.59%,
9/11/2025(a)(e) 8,000,000 8,293,167
4.28%, 1/9/2028(a) 3,000,000 3,334,446
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3 Month +
1.05%), 2.91%, 6/5/2023(e) 7,000,000 7,114,213
3.75%, 5/22/2025 2,000,000 2,167,340
Morgan Stanley ,
(SOFR + 0.88%), 1.59%,
5/4/2027(e) 6,000,000 6,017,850
UBS AG ,
7.50%, 7/15/2025 5,000,000 6,028,312
UBS Group AG ,
2.65%, 2/1/2022(a) 9,000,000 9,069,387
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
1.01%, 7/30/2024(a)(e) 4,000,000 4,025,898
46,050,613
Chemicals 0.1%
CF Industries, Inc. ,
3.45%, 6/1/2023(d) 1,212,000 1,265,025
Communications Equipment 0.1%
Viasat , Inc. ,
5.63%, 4/15/2027(a) 1,350,000 1,407,375
Consumer Finance 0.1%
Ford Motor Credit Co. LLC ,
3.81%, 1/9/2024 1,850,000 1,910,125
5.58%, 3/18/2024 650,000 698,646
2,608,771
Containers & Packaging 0.5%
Ball Corp. ,
4.00%, 11/15/2023 2,420,000 2,550,075
Berry Global, Inc. ,
4.50%, 2/15/2026(a)(d) 1,350,000 1,375,110
Crown Americas LLC ,
4.50%, 1/15/2023 920,000 965,080
4.75%, 2/1/2026 700,000 721,420
Sealed Air Corp. ,
5.13%, 12/1/2024(a) 1,350,000 1,466,438
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 2,000,000 1,967,962
9,046,085
Diversified Consumer Services 0.1%
Service Corp. International ,
4.63%, 12/15/2027 1,350,000 1,415,812
Diversified Telecommunication Services 0.4%
CCO Holdings LLC ,
5.13%, 5/1/2027(a) 1,400,000 1,457,834
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 650,000 668,720
Lumen Technologies, Inc. ,
Series T, 5.80%, 3/15/2022 1,380,000 1,406,220
Telefonica Emisiones SA ,
4.10%, 3/8/2027 3,500,000 3,932,189
7,464,963
Electric Utilities 1.4%
Alliant Energy Finance LLC ,
1.40%, 3/15/2026(a) 4,650,000 4,586,104
Evergy , Inc. ,
5.29%, 6/15/2022(c) 11,510,000 11,763,089
NextEra Energy Operating
Partners LP ,
4.25%, 7/15/2024(a) 1,350,000 1,429,312
Vistra Operations Co. LLC ,
3.55%, 7/15/2024(a) 1,670,000 1,756,548
3.70%, 1/30/2027(a) 2,250,000 2,372,826
5.63%, 2/15/2027(a) 1,750,000 1,811,355
4.30%, 7/15/2029(a)(d) 1,000,000 1,065,756
24,784,990
Electrical Equipment 0.2%
Sensata Technologies BV ,
4.88%, 10/15/2023(a) 1,880,000 1,999,850
5.63%, 11/1/2024(a)(d) 650,000 719,413
2,719,263
Equity Real Estate Investment Trusts (REITs) 0.5%
Corporate Office Properties
LP ,
2.25%, 3/15/2026 2,015,000 2,064,383
MGM Growth Properties
Operating Partnership LP ,
5.63%, 5/1/2024 2,120,000 2,305,500
Spirit Realty LP ,
2.10%, 3/15/2028 1,500,000 1,492,203
Sun Communities Operating
LP ,
2.30%, 11/1/2028 1,786,000 1,789,315
VICI Properties LP ,
3.50%, 2/15/2025(a) 1,350,000 1,377,000
9,028,401
Food Products 0.4%
Kraft Heinz Foods Co. ,
3.00%, 6/1/2026 4,625,000 4,871,704
3.88%, 5/15/2027 1,500,000 1,637,869
Lamb Weston Holdings, Inc. ,
4.88%, 11/1/2026(a) 655,000 671,061
7,180,634
Health Care Equipment & Supplies 0.3%
Becton Dickinson and Co. ,
3.70%, 6/6/2027 5,000,000 5,536,935
Health Care Providers & Services 0.7%
CVS Health Corp. ,
3.70%, 3/9/2023 4,646,000 4,851,532
3.63%, 4/1/2027 4,000,000 4,405,211

NVIT Short Term Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 87
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
HCA, Inc. ,
5.88%, 5/1/2023 1,830,000 1,967,286
5.38%, 2/1/2025 650,000 726,375
11,950,404
Health Care Technology 0.1%
IQVIA, Inc. ,
5.00%, 10/15/2026(a) 1,870,000 1,916,507
Hotels, Restaurants & Leisure 0.2%
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 1,350,000 1,410,750
International Game
Technology plc ,
4.13%, 4/15/2026(a) 1,750,000 1,818,897
3,229,647
Household Durables 0.1%
Newell Brands, Inc. ,
4.35%, 4/1/2023(c) 1,870,000 1,947,250
Independent Power and Renewable Electricity Producers
0.1%
Calpine Corp. ,
4.50%, 2/15/2028(a) 1,350,000 1,377,000
Insurance 1.2%
Five Corners Funding Trust ,
4.42%, 11/15/2023(a) 7,577,000 8,181,906
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 7,000,000 7,059,970
Principal Life Global Funding
II ,
2.25%, 11/21/2024(a) 6,000,000 6,247,281
21,489,157
Machinery 0.1%
Amsted Industries, Inc. ,
5.63%, 7/1/2027(a) 2,100,000 2,191,392
Media 1.2%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025(d) 9,000,000 10,121,621
Comcast Corp. ,
3.70%, 4/15/2024 7,500,000 8,066,341
CSC Holdings LLC ,
5.50%, 4/15/2027(a) 2,120,000 2,207,132
Sirius XM Radio, Inc. ,
3.13%, 9/1/2026(a) 1,350,000 1,368,563
21,763,657
Oil, Gas & Consumable Fuels 2.5%
Apache Corp. ,
4.63%, 11/15/2025 1,350,000 1,451,250
BP Capital Markets America,
Inc. ,
3.79%, 2/6/2024 5,000,000 5,353,380
BP Capital Markets plc ,
3.81%, 2/10/2024 3,975,000 4,265,967
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Continental Resources, Inc. ,
4.50%, 4/15/2023 2,810,000 2,911,863
DCP Midstream Operating LP ,
3.88%, 3/15/2023(d) 1,190,000 1,218,048
5.38%, 7/15/2025 650,000 718,250
Energy Transfer LP ,
4.00%, 10/1/2027 3,250,000 3,585,601
MPLX LP ,
4.25%, 12/1/2027 2,500,000 2,809,018
NGPL PipeCo LLC ,
4.88%, 8/15/2027(a) 3,500,000 3,972,389
Occidental Petroleum Corp. ,
2.90%, 8/15/2024 1,350,000 1,374,165
Sabine Pass Liquefaction
LLC ,
5.75%, 5/15/2024(d) 4,000,000 4,454,835
Targa Resources Partners LP ,
6.50%, 7/15/2027 1,350,000 1,455,611
Valero Energy Corp. ,
2.85%, 4/15/2025 3,000,000 3,159,487
Western Midstream Operating
LP ,
4.35%, 2/1/2025(c) 1,350,000 1,424,534
Williams Cos., Inc. (The) ,
3.90%, 1/15/2025 4,500,000 4,862,102
43,016,500
Pharmaceuticals 1.8%
Bristol-Myers Squibb Co. ,
2.90%, 7/26/2024 5,676,000 6,026,436
Royalty Pharma plc ,
0.75%, 9/2/2023(d) 9,957,000 9,989,530
Shire Acquisitions Investments
Ireland DAC ,
2.88%, 9/23/2023(d) 10,210,000 10,643,902
Viatris , Inc. ,
1.65%, 6/22/2025(a) 5,000,000 5,050,033
31,709,901
Professional Services 0.3%
Equifax, Inc. ,
2.60%, 12/1/2024 5,000,000 5,246,819
Road & Rail 0.8%
Ashtead Capital, Inc. ,
1.50%, 8/12/2026(a) 4,000,000 3,958,494
4.00%, 5/1/2028(a) 9,726,000 10,336,729
14,295,223
Semiconductors & Semiconductor Equipment 0.2%
QUALCOMM, Inc. ,
1.30%, 5/20/2028 4,200,000 4,112,882
Software 0.2%
PTC, Inc. ,
3.63%, 2/15/2025(a) 90,000 91,350
VMware, Inc. ,
1.40%, 8/15/2026(d) 3,000,000 2,986,500
3,077,850

88 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals 0.1%
EMC Corp. ,
3.38%, 6/1/2023 930,000 960,225
HP, Inc. ,
3.40%, 6/17/2030(d) 562,000 597,887
1,558,112
Textiles, Apparel & Luxury Goods 0.1%
Hanesbrands, Inc. ,
5.38%, 5/15/2025(a) 2,110,000 2,208,917
Thrifts & Mortgage Finance 0.9%
BPCE SA ,
4.00%, 9/12/2023(a) 3,000,000 3,190,341
5.70%, 10/22/2023(a) 6,800,000 7,455,461
5.15%, 7/21/2024(a) 2,620,000 2,895,014
4.88%, 4/1/2026(a) 1,500,000 1,691,271
15,232,087
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
4.00%, 4/15/2022(d) 1,870,000 1,891,823
2.63%, 4/15/2026 1,000,000 1,022,500
2,914,323
Total Corporate Bonds
(cost $465,290,425)
471,927,995
Exchange Traded Fund 0.6%
Shares
Debt Funds 0.6%
iShares Trust iShares 1-5
Year Investment Grade
Corporate Bond ETF 186,220 10,175,061
Total Exchange Traded Fund
(cost $10,011,187)
10,175,061
Loan Participation 0.1%
Principal
Amount ($)
Software 0.1%
Open Text Corp., 1st Lien
Term Loan B, (ICE LIBOR
USD + 1.75%), 1.84%,
5/30/2025 (e) 933,327 934,494
0
Total Loan Participation
(cost $935,380) 934,494
Mortgage-Backed Securities 5.8%
FHLMC Non Gold Pool
Pool# 1Q0648
2.00%, 6/1/2037(b) 253,155 267,069
Pool# 1B3601
2.57%, 10/1/2037(b) 116,761 116,574
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool#
SB8088 ,
1.50%, 2/1/2036 8,985,185
9,080,374
FNMA Pool
Pool# 747271
2.14%, 7/1/2034(b) 205,658 209,564
Pool# 886345
1.81%, 8/1/2036(b) 30,448 30,463
Pool# 949691
1.98%, 9/1/2037(b) 68,147 68,256
FNMA UMBS Pool# BN0906 ,
4.00%, 11/1/2048 3,790,970
4,130,715
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 10/25/2036 25,000,000
25,247,075
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 10/25/2051 27,000,000 27,072,774
2.50%, 10/25/2051 34,000,000 35,055,859
Total Mortgage-Backed Securities
(cost $101,682,188)
101,278,723
U.S. Treasury Obligations 33.7%
U.S. Treasury Bonds, 7.13%,
2/15/2023 5,000,000 5,477,734
U.S. Treasury Notes
2.13%, 12/31/2022 5,135,000 5,261,369
0.13%, 10/15/2023 40,000,000 39,856,250
2.50%, 1/31/2024 24,000,000 25,188,750
0.38%, 4/15/2024 44,000,000 43,950,156
2.00%, 5/31/2024 (d) 51,000,000 53,095,781
0.25%, 6/15/2024 30,000,000 29,833,594
1.75%, 7/31/2024 (d) 30,000,000 31,076,953
2.38%, 8/15/2024 50,000,000 52,685,547
2.25%, 10/31/2024 5,000,000 5,261,133
2.25%, 11/15/2024 8,000,000 8,420,313
2.00%, 8/15/2025 15,000,000 15,706,641
3.00%, 9/30/2025 134,000,000 145,667,422
2.25%, 11/15/2025 4,000,000 4,230,781
2.63%, 1/31/2026 54,000,000 58,037,343
1.50%, 2/15/2030 (d) 67,000,000 67,426,602
Total U.S. Treasury Obligations
(cost $587,325,229)
591,176,369

NVIT Short Term Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 89
Repurchase Agreements 1.2%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$2,107,590, collateralized
by U.S. Government
Agency Securities,
ranging from 0.44% -
6.00%, maturing 5/1/2024
- 7/20/2071; total market
value $2,149,738. (f) 2,107,586 2,107,586
CF Secured, LLC
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$4,000,007, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.38% - 4.50%, maturing
4/15/2024 - 8/15/2051;
total market value
$4,080,006. (f) 4,000,000 4,000,000
NatWest Markets Securities,
Inc.
0.05%, dated
9/30/2021, due
10/7/2021, repurchase
price $15,000,146,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
4/15/2024 - 2/15/2044;
total market value
$15,300,025. (f) 15,000,000 15,000,000
Total Repurchase Agreements
(cost $21,107,586)
21,107,586
Total Investments
(cost $1,786,497,159) — 102.7%
1,800,457,243
Liabilities in excess of other
assets — (2.7)% (47,792,756)
NET ASSETS — 100.0%
$ 1,752,664,487
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2021 was $724,325,658 which represents 41.33% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2021.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2021.
(d) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $109,908,767, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $21,107,586 and by
$91,312,064 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 10/7/2021 –
8/15/2051, a total value of $112,419,650.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2021.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$21,107,586.
CLO Collateralized Loan Obligations
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

90 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Short Term Bond Fund
Futures contracts outstanding as of September 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 986 12/2021 USD 216,973,922 (20,446)
(20,446)
Short Contracts
U.S. Treasury 5 Year Note (2,315) 12/2021 USD (284,148,165) 639,256
U.S. Treasury 10 Year Note (564) 12/2021 USD (74,227,687) 772,609
U.S. Treasury 10 Year Ultra Note (5) 12/2021 USD (726,250) 10,144
1,422,009
1,401,563
As of September 30, 2021, the Fund had $2,342,863 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Short Term Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 91
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

92 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Short Term Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 497,842,793 $ – $ 497,842,793
Collateralized Mortgage Obligations – 101,836,466 – 101,836,466
Commercial Mortgage-Backed Securities – 4,177,756 – 4,177,756
Corporate Bonds – 471,927,995 – 471,927,995
Exchange Traded Fund 10,175,061 – – 10,175,061
Futures Contracts 1,422,009 – – 1,422,009
Loan Participation – 934,494 – 934,494
Mortgage-Backed Securities – 101,278,723 – 101,278,723
Repurchase Agreements – 21,107,586 – 21,107,586
U.S. Treasury Obligations – 591,176,369 – 591,176,369
Total Assets $ 11,597,070 $ 1,790,282,182 $ – $ 1,801,879,252
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (20,446) $ – $ – $ (20,446)
Total Liabilities $ (20,446) $ – $ – $ (20,446)
Total $ 11,576,624 $ 1,790,282,182 $ – $ 1,801,858,806
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Short Term Bond Fund - September 30, 2021 (Unaudited) - Statement of Investments - 93
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 1,422,009
Total $ 1,422,009
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (20,446)
Total $ (20,446)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0.4%
Principal
Amount ($) Value ($)
Airlines 0.1%
United Airlines Pass-Through
Trust
Series 2012-1, Class A,
4.15%, 4/11/2024 203,574 214,957
Series 2013-1, Class A,
4.30%, 8/15/2025 326,479 350,460
Series 2020-1, Class A,
5.88%, 10/15/2027 333,891 373,638
939,055
Automobiles 0.2%
Americredit Automobile
Receivables Trust, Series
2018-1, Class D, 3.82%,
3/18/2024 1,600,000 1,647,986
Carmax Auto Owner Trust
Series 2021-1, Class A3,
0.34%, 12/15/2025 1,120,000 1,119,612
Series 2021-1, Class A4,
0.53%, 10/15/2026 510,000 509,654
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 1,290,000 1,292,247
4,569,499
Credit Card 0.1%
BA Credit Card Trust, Series
2021-A1, Class A1, 0.44%,
9/15/2026 100,000 99,761
Citibank Credit Card Issuance
Trust, Series 2018-A6,
Class A6, 3.21%, 12/7/2024 2,000,000 2,070,867
2,170,628
Electric Utilities 0.0%
†
Evergy Metro, Inc., 3.65%,
8/15/2025 500,000 543,143
Total Asset-Backed Securities
(cost $7,969,317)
8,222,325
Commercial Mortgage-Backed Securities 2.0%
BBCMS Mortgage Trust ,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 1,375,000 1,516,453
Benchmark Mortgage Trust
Series 2018-B4, Class A2,
3.98%, 7/15/2051 479,110 500,926
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 1,138,283
Series 2019-B11, Class A4,
3.28%, 5/15/2052 3,000,000 3,253,952
Series 2021-B25, Class A5,
2.58%, 4/15/2054 1,500,000 1,555,673
Citigroup Commercial
Mortgage Trust
Series 2014-GC25, Class
AS, 4.02%, 10/10/2047 1,500,000 1,613,448
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Citigroup Commercial
Mortgage Trust
Series 2016-P5, Class A4,
2.94%, 10/10/2049 600,000 638,044
Series 2017-P7, Class A4,
3.71%, 4/14/2050 1,500,000 1,654,132
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 2,940,000 3,154,092
COMM Mortgage Trust
Series 2014-UBS2, Class
A5, 3.96%, 3/10/2047 1,500,000 1,600,922
Series 2014-UBS3, Class
A4, 3.82%, 6/10/2047 1,500,000 1,607,462
Series 2015-DC1, Class A5,
3.35%, 2/10/2048 1,000,000 1,069,474
Series 2015-PC1, Class A5,
3.90%, 7/10/2050 1,000,000 1,090,319
CSAIL Commercial Mortgage
Trust , Series 2018-
CX11, Class A5, 4.03%,
4/15/2051(a) 1,250,000 1,399,559
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K024, Class A2,
2.57%, 9/25/2022 100,000 101,819
Series K026, Class A2,
2.51%, 11/25/2022 900,000 918,995
Series K031, Class A2,
3.30%, 4/25/2023(a) 400,000 416,261
Series K033, Class A2,
3.06%, 7/25/2023(a) 950,000 989,882
Series K037, Class A2,
3.49%, 1/25/2024 800,000 848,383
Series K069, Class A2,
3.19%, 9/25/2027(a) 2,500,000 2,755,673
Series K115, Class A2,
1.38%, 6/25/2030 960,000 943,852
Series K121, Class A2,
1.55%, 10/25/2030 2,000,000 1,986,898
Series K-1510, Class A3,
3.79%, 1/25/2034 2,500,000 2,948,195
FNMA ACES REMICS, Series
2013-M6, Class 1AC,
3.54%, 2/25/2043(a) 184,531 204,495
GS Mortgage Securities Trust ,
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 1,500,000 1,611,652
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2013-C10, Class A5,
4.22%, 7/15/2046(a) 500,000 526,536
Series 2015-C24, Class A4,
3.73%, 5/15/2048 1,000,000 1,089,397

2 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Morgan Stanley Capital I
Trust , Series 2019-H6,
Class A4, 3.42%, 6/15/2052 1,180,000 1,290,535
Morgan Stanley Capital I, Inc. ,
Series 2021-L7, Class A5,
2.57%, 9/15/2031 3,000,000 3,089,968
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 1,500,000 1,620,587
Series 2017-C40, Class A4,
3.58%, 10/15/2050 1,500,000 1,646,604
Total Commercial Mortgage-Backed
Securities
(cost $42,905,652) 44,782,471
Corporate Bonds 26.1%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
1.43%, 2/4/2024 250,000 250,374
2.20%, 2/4/2026 250,000 251,843
2.25%, 6/15/2026 500,000 508,230
5.04%, 5/1/2027 500,000 575,163
3.20%, 3/1/2029(b) 500,000 520,301
2.95%, 2/1/2030(b) 85,000 86,666
5.15%, 5/1/2030 800,000 938,952
3.25%, 2/1/2035 100,000 99,991
5.71%, 5/1/2040 500,000 635,378
3.75%, 2/1/2050(b) 340,000 343,171
5.81%, 5/1/2050 500,000 666,485
5.93%, 5/1/2060 200,000 273,215
General Dynamics Corp. ,
1.15%, 6/1/2026(b) 45,000 45,230
2.63%, 11/15/2027 300,000 320,241
3.63%, 4/1/2030(b) 200,000 224,029
2.25%, 6/1/2031(b) 30,000 30,707
2.85%, 6/1/2041(b) 50,000 50,983
4.25%, 4/1/2050 200,000 252,848
L3Harris Technologies, Inc. ,
3.95%, 5/28/2024 257,000 275,586
2.90%, 12/15/2029 100,000 104,565
1.80%, 1/15/2031 185,000 178,523
4.85%, 4/27/2035 90,000 111,008
Lockheed Martin Corp. ,
2.90%, 3/1/2025(b) 500,000 531,876
3.55%, 1/15/2026 250,000 274,825
3.60%, 3/1/2035 110,000 124,428
4.07%, 12/15/2042 393,000 470,796
4.70%, 5/15/2046 250,000 327,172
Northrop Grumman Corp. ,
2.93%, 1/15/2025 500,000 529,696
4.75%, 6/1/2043 250,000 318,250
4.03%, 10/15/2047 400,000 468,289
Raytheon Technologies Corp. ,
3.95%, 8/16/2025 200,000 220,262
1.90%, 9/1/2031 50,000 48,517
6.13%, 7/15/2038 400,000 563,113
4.70%, 12/15/2041 50,000 63,017
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Raytheon Technologies Corp.,
4.50%, 6/1/2042 700,000 857,970
4.63%, 11/16/2048(b) 400,000 507,473
Textron, Inc. ,
4.30%, 3/1/2024 250,000 267,633
12,316,806
Air Freight & Logistics 0.1%
FedEx Corp. ,
3.10%, 8/5/2029 100,000 106,899
3.90%, 2/1/2035 380,000 429,128
4.55%, 4/1/2046 500,000 590,998
5.25%, 5/15/2050(b) 200,000 264,104
United Parcel Service, Inc. ,
3.05%, 11/15/2027(b) 100,000 109,882
6.20%, 1/15/2038 295,000 428,680
3.40%, 9/1/2049 320,000 353,213
5.30%, 4/1/2050 150,000 216,611
2,499,515
Airlines 0.0%
†
Southwest Airlines Co. ,
5.13%, 6/15/2027(b) 275,000 321,606
2.63%, 2/10/2030 400,000 405,743
727,349
Auto Components 0.0%
†
Aptiv Corp. ,
4.15%, 3/15/2024 475,000 510,148
Aptiv plc ,
5.40%, 3/15/2049(b) 150,000 204,317
BorgWarner, Inc. ,
3.38%, 3/15/2025 135,000 144,618
2.65%, 7/1/2027(b) 55,000 57,968
Lear Corp. ,
5.25%, 5/15/2049(b) 150,000 186,300
1,103,351
Automobiles 0.1%
Daimler Finance North
America LLC ,
8.50%, 1/18/2031 250,000 378,457
General Motors Co. ,
6.13%, 10/1/2025 400,000 468,677
4.20%, 10/1/2027 250,000 277,895
6.80%, 10/1/2027(b) 100,000 124,892
5.15%, 4/1/2038 250,000 298,265
5.20%, 4/1/2045 250,000 304,436
5.40%, 4/1/2048 250,000 309,989
2,162,611
Banks 4.3%
Australia & New Zealand
Banking Group Ltd. ,
2.05%, 11/21/2022 250,000 255,269
Banco Santander SA ,
2.75%, 5/28/2025 200,000 209,793
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.72%, 9/14/2027(c) 200,000 199,071

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Santander SA,
3.80%, 2/23/2028 600,000 657,630
3.49%, 5/28/2030(b) 200,000 215,179
Bank of America Corp. ,
3.30%, 1/11/2023 500,000 518,889
4.10%, 7/24/2023 250,000 266,527
(ICE LIBOR USD 3
Month + 0.79%), 3.00%,
12/20/2023(c) 1,515,000 1,561,314
4.00%, 4/1/2024 350,000 378,892
(SOFR + 0.41%), 0.52%,
6/14/2024(c) 100,000 99,958
(ICE LIBOR USD 3
Month + 0.94%), 3.86%,
7/23/2024(c) 400,000 423,316
(SOFR + 0.74%), 0.81%,
10/24/2024(c) 300,000 301,039
Series L, 3.95%, 4/21/2025 310,000 337,826
(SOFR + 0.69%), 0.98%,
4/22/2025(c) 300,000 301,595
3.88%, 8/1/2025(b) 250,000 275,513
(ICE LIBOR USD 3
Month + 0.64%), 2.01%,
2/13/2026(c) 300,000 307,792
4.45%, 3/3/2026 125,000 139,966
3.50%, 4/19/2026 290,000 316,658
(SOFR + 1.15%), 1.32%,
6/19/2026(b)(c) 500,000 499,878
4.25%, 10/22/2026 435,000 489,634
(SOFR + 1.01%), 1.20%,
10/24/2026(c) 200,000 198,497
(ICE LIBOR USD 3
Month + 1.06%), 3.56%,
4/23/2027(c) 700,000 761,761
(SOFR + 0.96%), 1.73%,
7/22/2027(c) 850,000 853,498
3.25%, 10/21/2027 500,000 539,879
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(c) 500,000 551,775
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(c) 1,000,000 1,083,838
(SOFR + 1.06%), 2.09%,
6/14/2029(c) 100,000 99,839
(ICE LIBOR USD 3
Month + 1.19%), 2.88%,
10/22/2030(c) 200,000 208,796
(SOFR + 2.15%), 2.59%,
4/29/2031(c) 600,000 612,377
(SOFR + 1.37%), 1.92%,
10/24/2031(c) 400,000 384,788
(SOFR + 1.32%), 2.69%,
4/22/2032(c) 630,000 641,510
(SOFR + 1.22%), 2.30%,
7/21/2032(c) 100,000 98,572
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(c) 300,000 294,063
(ICE LIBOR USD 3
Month + 1.81%), 4.24%,
4/24/2038(c) 250,000 292,500
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 300,000 289,625
5.88%, 2/7/2042 250,000 356,125
(SOFR + 1.58%), 3.31%,
4/22/2042(c) 300,000 314,783
5.00%, 1/21/2044 350,000 459,134
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(c) 300,000 370,299
(ICE LIBOR USD 3
Month + 1.52%), 4.33%,
3/15/2050(c) 500,000 613,064
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(c) 600,000 709,996
(SOFR + 1.88%), 2.83%,
10/24/2051(c) 60,000 57,493
(SOFR + 1.56%), 2.97%,
7/21/2052(c) 50,000 48,947
Bank of Montreal ,
0.63%, 7/9/2024 300,000 299,377
1.85%, 5/1/2025(b) 500,000 514,499
1.25%, 9/15/2026 300,000 297,753
Bank of Nova Scotia (The) ,
0.65%, 7/31/2024 80,000 79,864
1.35%, 6/24/2026 300,000 300,218
1.30%, 9/15/2026 200,000 198,530
2.15%, 8/1/2031 300,000 297,568
Barclays plc ,
4.34%, 1/10/2028 800,000 894,814
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(c) 400,000 465,047
(ICE LIBOR USD 3
Month + 3.05%), 5.09%,
6/20/2030(c) 200,000 230,776
5.25%, 8/17/2045(b) 205,000 274,116
4.95%, 1/10/2047 200,000 259,216
BBVA USA ,
3.88%, 4/10/2025 500,000 545,754
Canadian Imperial Bank of
Commerce ,
0.50%, 12/14/2023(b) 200,000 199,778
1.25%, 6/22/2026 200,000 197,957
Citigroup, Inc. ,
3.88%, 10/25/2023(b) 750,000 802,306
3.75%, 6/16/2024 500,000 540,131
3.30%, 4/27/2025 560,000 603,583
4.60%, 3/9/2026 350,000 395,301
3.40%, 5/1/2026 500,000 544,312
4.30%, 11/20/2026 500,000 561,565

4 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 0.77%), 1.46%,
6/9/2027(b)(c) 285,000 283,320
4.45%, 9/29/2027 500,000 568,595
(ICE LIBOR USD 3
Month + 1.56%), 3.89%,
1/10/2028(c) 500,000 552,515
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(c) 700,000 761,167
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(c) 500,000 561,573
(SOFR + 1.42%), 2.98%,
11/5/2030(c) 200,000 210,277
(SOFR + 1.15%), 2.67%,
1/29/2031(c) 100,000 102,414
(SOFR + 2.11%), 2.57%,
6/3/2031(c) 300,000 305,791
(SOFR + 1.17%), 2.56%,
5/1/2032(c) 245,000 247,410
6.63%, 6/15/2032 333,000 447,284
8.13%, 7/15/2039 350,000 598,126
(SOFR + 4.55%), 5.32%,
3/26/2041(c) 300,000 398,297
6.68%, 9/13/2043 250,000 380,691
4.65%, 7/23/2048 200,000 257,990
Citizens Financial Group, Inc. ,
2.50%, 2/6/2030 170,000 172,559
Comerica, Inc. ,
4.00%, 2/1/2029 250,000 285,312
Cooperatieve Rabobank UA ,
4.63%, 12/1/2023 250,000 270,899
3.38%, 5/21/2025 250,000 271,080
5.25%, 5/24/2041 175,000 241,049
5.25%, 8/4/2045 250,000 332,346
Discover Bank ,
4.20%, 8/8/2023 500,000 533,465
2.45%, 9/12/2024 300,000 312,845
2.70%, 2/6/2030(b) 310,000 321,498
Fifth Third Bancorp ,
3.65%, 1/25/2024 500,000 533,476
Fifth Third Bank NA ,
1.80%, 1/30/2023(b) 250,000 254,558
3.95%, 7/28/2025 200,000 221,420
3.85%, 3/15/2026 300,000 330,554
2.25%, 2/1/2027 295,000 307,470
HSBC Holdings plc ,
4.25%, 3/14/2024 500,000 537,166
(SOFR + 1.54%), 1.64%,
4/18/2026(c) 390,000 392,092
(SOFR + 1.29%), 2.21%,
8/17/2029(c) 200,000 198,372
4.95%, 3/31/2030 200,000 237,858
(SOFR + 1.19%), 2.80%,
5/24/2032(c) 220,000 222,963
6.50%, 5/2/2036 400,000 550,028
6.50%, 9/15/2037 600,000 831,840
6.80%, 6/1/2038 200,000 284,854
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
5.25%, 3/14/2044(b) 250,000 325,083
HSBC USA, Inc. ,
3.50%, 6/23/2024 500,000 536,662
Huntington Bancshares, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
2.49%, 8/15/2036(c)(d) 250,000 246,163
ING Groep NV ,
4.10%, 10/2/2023 500,000 535,183
4.55%, 10/2/2028(b) 200,000 234,469
JPMorgan Chase & Co. ,
2.70%, 5/18/2023 500,000 517,174
3.88%, 9/10/2024 1,000,000 1,087,280
3.13%, 1/23/2025 500,000 531,440
(SOFR + 0.54%), 0.82%,
6/1/2025(c) 190,000 189,966
(SOFR + 0.58%), 0.97%,
6/23/2025(c) 400,000 400,490
(SOFR + 0.49%), 0.77%,
8/9/2025(c) 500,000 497,968
(SOFR + 1.16%), 2.30%,
10/15/2025(c) 250,000 259,303
(SOFR + 1.59%), 2.00%,
3/13/2026(c) 300,000 307,286
3.30%, 4/1/2026 500,000 542,108
8.00%, 4/29/2027 290,000 383,421
(SOFR + 0.77%), 1.47%,
9/22/2027(c) 200,000 198,720
4.25%, 10/1/2027 500,000 568,602
(ICE LIBOR USD 3 Month +
1.38%), 3.54%, 5/1/2028(c) 500,000 546,118
(ICE LIBOR USD 3
Month + 1.12%), 4.01%,
4/23/2029(c) 600,000 670,461
(SOFR + 1.02%), 2.07%,
6/1/2029(c) 500,000 501,126
(SOFR + 2.04%), 2.52%,
4/22/2031(c) 400,000 408,081
(SOFR + 1.25%), 2.58%,
4/22/2032(c) 75,000 76,040
5.60%, 7/15/2041 400,000 551,259
5.40%, 1/6/2042 500,000 685,088
4.85%, 2/1/2044 500,000 651,148
(ICE LIBOR USD 3
Month + 1.58%), 4.26%,
2/22/2048(c) 750,000 904,305
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(c) 250,000 289,797
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 600,000 609,468
(SOFR + 1.58%), 3.33%,
4/22/2052(c) 200,000 209,511
KeyBank NA ,
6.95%, 2/1/2028 225,000 288,028
KeyCorp ,
2.25%, 4/6/2027 50,000 51,664

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Korea Development Bank
(The) ,
3.00%, 1/13/2026 500,000 538,170
Kreditanstalt fuer
Wiederaufbau ,
2.38%, 12/29/2022 1,250,000 1,283,692
2.63%, 2/28/2024 2,500,000 2,629,354
0.00%, 6/29/2037(b)(e) 750,000 552,352
Landwirtschaftliche
Rentenbank ,
1.75%, 7/27/2026 1,000,000 1,034,345
Lloyds Banking Group plc ,
4.50%, 11/4/2024 205,000 225,111
4.58%, 12/10/2025 350,000 390,665
4.65%, 3/24/2026 500,000 561,946
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(c) 1,000,000 1,088,442
Mitsubishi UFJ Financial
Group, Inc. ,
3.46%, 3/2/2023 750,000 782,385
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.55%),
0.95%, 7/19/2025(c) 200,000 200,227
3.85%, 3/1/2026 750,000 828,114
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(c) 200,000 199,804
3.74%, 3/7/2029(b) 600,000 668,865
3.20%, 7/18/2029 500,000 534,859
Mizuho Financial Group, Inc. ,
(SOFR + 1.25%), 1.24%,
7/10/2024(c) 200,000 202,334
(SOFR + 1.36%), 2.55%,
9/13/2025(c) 455,000 476,199
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.55%, 7/9/2027(b)(c) 200,000 199,561
3.17%, 9/11/2027 250,000 268,826
(SOFR + 1.77%), 2.20%,
7/10/2031(c) 400,000 393,356
2.56%, 9/13/2031 200,000 197,181
MUFG Americas Holdings
Corp. ,
3.00%, 2/10/2025 400,000 424,352
National Australia Bank Ltd. ,
2.50%, 7/12/2026 750,000 795,617
National Bank of Canada ,
Series FXD, 0.75%,
8/6/2024 250,000 249,334
Natwest Group plc ,
3.88%, 9/12/2023 365,000 386,988
4.80%, 4/5/2026(b) 500,000 568,378
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Natwest Group plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(c) 200,000 199,987
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(c) 200,000 212,359
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(c) 500,000 590,420
Oesterreichische Kontrollbank
AG ,
1.50%, 2/12/2025 1,000,000 1,026,430
PNC Bank NA ,
2.95%, 1/30/2023 250,000 257,970
3.80%, 7/25/2023 500,000 528,405
2.95%, 2/23/2025 500,000 532,186
PNC Financial Services
Group, Inc. (The) ,
1.15%, 8/13/2026(b) 100,000 100,208
2.55%, 1/22/2030(b) 500,000 519,732
(SOFR + 0.98%), 2.31%,
4/23/2032(c) 200,000 203,393
Regions Financial Corp. ,
2.25%, 5/18/2025 400,000 415,701
1.80%, 8/12/2028(b) 200,000 197,628
Royal Bank of Canada ,
1.95%, 1/17/2023 170,000 173,579
2.55%, 7/16/2024 350,000 367,201
0.65%, 7/29/2024 400,000 399,152
2.25%, 11/1/2024 500,000 521,930
1.20%, 4/27/2026 300,000 298,145
1.15%, 7/14/2026 200,000 198,524
Santander Holdings USA, Inc. ,
3.50%, 6/7/2024 500,000 531,151
3.24%, 10/5/2026 300,000 320,466
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(c) 500,000 498,996
Santander UK plc ,
4.00%, 3/13/2024 500,000 540,001
Sumitomo Mitsui Financial
Group, Inc. ,
2.45%, 9/27/2024(b) 500,000 522,655
2.63%, 7/14/2026 750,000 789,399
1.40%, 9/17/2026 200,000 198,360
3.35%, 10/18/2027(b) 500,000 543,790
1.90%, 9/17/2028 200,000 197,652
3.20%, 9/17/2029 500,000 526,397
2.22%, 9/17/2031 200,000 196,832
2.93%, 9/17/2041 50,000 48,711
Toronto-Dominion Bank (The) ,
1.90%, 12/1/2022 500,000 509,333
0.55%, 3/4/2024 250,000 249,313

6 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Toronto-Dominion Bank (The),
3.25%, 3/11/2024 500,000 531,304
0.70%, 9/10/2024 100,000 99,802
0.75%, 1/6/2026(b) 200,000 196,828
1.20%, 6/3/2026(b) 200,000 199,445
1.25%, 9/10/2026 100,000 99,277
2.00%, 9/10/2031 100,000 98,278
Truist Bank ,
2.15%, 12/6/2024(b) 400,000 416,810
3.63%, 9/16/2025 250,000 272,967
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.15%),
2.64%, 9/17/2029(c) 250,000 261,343
Truist Financial Corp. ,
2.85%, 10/26/2024 250,000 265,769
4.00%, 5/1/2025 1,000,000 1,099,961
1.13%, 8/3/2027(b) 300,000 293,248
(SOFR + 0.86%), 1.89%,
6/7/2029(c) 300,000 299,708
US Bancorp ,
3.90%, 4/26/2028 500,000 568,235
US Bank NA ,
2.80%, 1/27/2025 1,000,000 1,061,000
Wells Fargo & Co. ,
3.75%, 1/24/2024 1,500,000 1,603,614
(SOFR + 1.60%), 1.65%,
6/2/2024(c) 600,000 611,727
3.00%, 2/19/2025 825,000 875,636
3.00%, 4/22/2026 500,000 536,445
5.38%, 11/2/2043 250,000 331,661
5.61%, 1/15/2044 388,000 523,847
4.65%, 11/4/2044 500,000 612,643
4.90%, 11/17/2045 300,000 379,866
4.40%, 6/14/2046 350,000 415,971
4.75%, 12/7/2046 200,000 250,482
(SOFR + 4.50%), 5.01%,
4/4/2051(c) 500,000 671,014
Westpac Banking Corp. ,
2.00%, 1/13/2023 30,000 30,645
1.15%, 6/3/2026 200,000 199,757
3.40%, 1/25/2028 300,000 331,728
2.65%, 1/16/2030 120,000 127,623
2.15%, 6/3/2031 300,000 302,639
(USD ICE Swap Rate 5
Year + 2.24%), 4.32%,
11/23/2031(c) 300,000 331,145
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(c) 500,000 543,247
Zions Bancorp NA ,
3.25%, 10/29/2029(b) 250,000 259,888
96,021,945
Beverages 0.7%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 250,000 274,206
4.90%, 2/1/2046 770,000 946,495
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044 150,000 176,828
Anheuser-Busch InBev
Worldwide, Inc. ,
4.00%, 4/13/2028 250,000 282,142
4.75%, 1/23/2029 400,000 470,911
4.60%, 4/15/2048 500,000 596,912
4.44%, 10/6/2048 581,000 679,713
5.55%, 1/23/2049 900,000 1,218,906
4.50%, 6/1/2050(b) 500,000 596,861
Coca-Cola Co. (The) ,
1.75%, 9/6/2024(b) 500,000 518,335
2.90%, 5/25/2027 500,000 542,723
3.45%, 3/25/2030 400,000 447,511
2.00%, 3/5/2031 95,000 95,336
2.25%, 1/5/2032 300,000 303,996
2.88%, 5/5/2041 300,000 309,406
2.60%, 6/1/2050 400,000 382,247
3.00%, 3/5/2051 135,000 139,793
Constellation Brands, Inc. ,
3.50%, 5/9/2027(b) 500,000 548,594
3.60%, 2/15/2028 400,000 439,501
2.88%, 5/1/2030 500,000 520,121
2.25%, 8/1/2031 405,000 398,510
Diageo Capital plc ,
2.63%, 4/29/2023 500,000 515,068
2.38%, 10/24/2029 210,000 216,204
Diageo Investment Corp. ,
7.45%, 4/15/2035 250,000 386,929
Fomento Economico
Mexicano SAB de CV ,
3.50%, 1/16/2050 200,000 209,246
Keurig Dr Pepper, Inc. ,
4.60%, 5/25/2028 750,000 870,695
5.09%, 5/25/2048 250,000 331,690
Molson Coors Beverage Co. ,
3.00%, 7/15/2026(b) 190,000 202,972
5.00%, 5/1/2042 250,000 305,266
PepsiCo, Inc. ,
0.75%, 5/1/2023 65,000 65,519
0.40%, 10/7/2023(b) 35,000 35,087
2.25%, 3/19/2025 300,000 313,024
2.75%, 3/19/2030 700,000 746,397
1.63%, 5/1/2030 130,000 127,363
1.40%, 2/25/2031(b) 200,000 192,211
4.45%, 4/14/2046 500,000 632,008
3.63%, 3/19/2050 400,000 460,784
15,499,510
Biotechnology 0.5%
AbbVie, Inc. ,
3.25%, 10/1/2022 200,000 204,391
2.30%, 11/21/2022 200,000 204,123
3.85%, 6/15/2024 325,000 349,531
2.60%, 11/21/2024 400,000 420,492
3.80%, 3/15/2025 250,000 271,463
3.60%, 5/14/2025 500,000 540,874
3.20%, 5/14/2026(b) 120,000 129,468
4.55%, 3/15/2035 195,000 233,690

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
AbbVie, Inc.,
4.50%, 5/14/2035 500,000 597,680
4.30%, 5/14/2036 250,000 293,156
4.05%, 11/21/2039 380,000 436,699
4.40%, 11/6/2042 625,000 746,614
4.75%, 3/15/2045 168,000 209,792
4.25%, 11/21/2049 675,000 799,506
Amgen, Inc. ,
1.65%, 8/15/2028 200,000 196,668
2.00%, 1/15/2032 200,000 192,334
2.80%, 8/15/2041 200,000 193,252
4.56%, 6/15/2048 524,000 648,520
4.66%, 6/15/2051 618,000 779,736
3.00%, 1/15/2052 200,000 191,864
Baxalta , Inc. ,
4.00%, 6/23/2025 60,000 65,646
Biogen, Inc. ,
2.25%, 5/1/2030 200,000 198,927
3.15%, 5/1/2050(b) 230,000 219,221
3.25%, 2/15/2051(d) 130,000 127,803
Gilead Sciences, Inc. ,
0.75%, 9/29/2023 50,000 50,002
3.70%, 4/1/2024 1,000,000 1,068,458
3.65%, 3/1/2026 145,000 158,920
1.20%, 10/1/2027 60,000 58,732
1.65%, 10/1/2030(b) 115,000 110,421
4.50%, 2/1/2045 500,000 605,596
4.75%, 3/1/2046 500,000 628,740
2.80%, 10/1/2050 95,000 89,556
11,021,875
Building Products 0.1%
Allegion plc ,
3.50%, 10/1/2029(b) 250,000 270,466
Carrier Global Corp. ,
2.24%, 2/15/2025 120,000 124,319
2.49%, 2/15/2027 135,000 141,153
2.72%, 2/15/2030 50,000 51,728
3.58%, 4/5/2050 500,000 531,222
Fortune Brands Home &
Security, Inc. ,
3.25%, 9/15/2029 250,000 269,457
Johnson Controls International
plc ,
3.90%, 2/14/2026 183,000 201,420
1.75%, 9/15/2030 100,000 97,062
2.00%, 9/16/2031 100,000 97,386
4.63%, 7/2/2044(f) 250,000 303,671
Masco Corp. ,
2.00%, 2/15/2031 250,000 241,802
3.13%, 2/15/2051 60,000 58,839
Owens Corning ,
4.30%, 7/15/2047 200,000 230,343
2,618,868
Capital Markets 1.7%
Bank of New York Mellon
Corp. (The) ,
3.25%, 9/11/2024 750,000 803,984
2.10%, 10/24/2024 250,000 260,472
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bank of New York Mellon
Corp. (The),
Series G, 3.00%, 2/24/2025 205,000 218,958
1.05%, 10/15/2026 100,000 99,149
3.00%, 10/30/2028 500,000 540,322
1.80%, 7/28/2031 100,000 97,746
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028(d) 200,000 198,646
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 50,000 49,198
Brookfield Finance LLC ,
3.45%, 4/15/2050 200,000 206,295
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 500,000 559,146
4.85%, 3/29/2029 300,000 353,117
3.50%, 3/30/2051 35,000 36,569
Cboe Global Markets, Inc. ,
1.63%, 12/15/2030(b) 300,000 287,683
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026(b) 170,000 168,499
1.15%, 5/13/2026(b) 400,000 400,711
4.00%, 2/1/2029 500,000 568,977
1.65%, 3/11/2031(b) 200,000 192,648
2.30%, 5/13/2031 300,000 306,431
1.95%, 12/1/2031 100,000 98,139
CME Group, Inc. ,
3.00%, 3/15/2025 500,000 532,305
Credit Suisse AG ,
1.00%, 5/5/2023 1,250,000 1,261,520
3.63%, 9/9/2024 250,000 269,456
2.95%, 4/9/2025 400,000 424,015
Credit Suisse Group AG ,
3.75%, 3/26/2025 390,000 420,598
4.55%, 4/17/2026 500,000 561,663
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032 55,000 78,295
Deutsche Bank AG ,
3.95%, 2/27/2023 750,000 783,778
3.70%, 5/30/2024(b) 470,000 500,745
(SOFR + 2.16%), 2.22%,
9/18/2024(c) 275,000 281,873
(SOFR + 2.58%), 3.96%,
11/26/2025(c) 200,000 216,302
(SOFR + 1.87%), 2.13%,
11/24/2026(c) 155,000 157,444
(SOFR + 3.04%), 3.55%,
9/18/2031(b)(c) 150,000 160,068
(SOFR + 1.72%), 3.04%,
5/28/2032(c) 150,000 152,191
FS KKR Capital Corp. ,
2.63%, 1/15/2027(b) 100,000 100,244
Goldman Sachs Group, Inc.
(The) ,
3.63%, 1/22/2023 750,000 781,686
3.20%, 2/23/2023 500,000 518,027
3.85%, 7/8/2024 385,000 414,466
3.50%, 4/1/2025 670,000 720,319
3.75%, 5/22/2025 500,000 541,835

8 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 0.80%), 1.43%,
3/9/2027(c) 250,000 249,312
(SOFR + 0.82%), 1.54%,
9/10/2027(c) 500,000 497,999
(SOFR + 1.28%), 2.62%,
4/22/2032(c) 390,000 394,715
(SOFR + 1.25%), 2.38%,
7/21/2032(c) 280,000 277,233
6.45%, 5/1/2036 400,000 551,747
6.75%, 10/1/2037 150,000 214,843
(ICE LIBOR USD 3
Month + 1.37%), 4.02%,
10/31/2038(c) 500,000 574,615
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(c) 500,000 600,931
6.25%, 2/1/2041 350,000 510,157
(SOFR + 1.51%), 3.21%,
4/22/2042(c) 200,000 206,748
(SOFR + 1.47%), 2.91%,
7/21/2042(c) 300,000 295,786
4.80%, 7/8/2044 300,000 383,721
Golub Capital BDC, Inc. ,
2.05%, 2/15/2027 100,000 98,399
Intercontinental Exchange,
Inc. ,
4.00%, 10/15/2023(b) 500,000 534,416
3.75%, 12/1/2025 160,000 175,502
2.10%, 6/15/2030 165,000 162,641
1.85%, 9/15/2032 500,000 471,046
4.25%, 9/21/2048 250,000 294,447
3.00%, 6/15/2050 75,000 73,917
Jefferies Financial Group, Inc. ,
5.50%, 10/18/2023 250,000 265,960
Jefferies Group LLC ,
5.13%, 1/20/2023 250,000 264,422
4.85%, 1/15/2027(b) 500,000 579,757
Legg Mason, Inc. ,
4.75%, 3/15/2026 500,000 573,300
Main Street Capital Corp. ,
3.00%, 7/14/2026 100,000 101,997
Moody's Corp. ,
2.00%, 8/19/2031 60,000 58,713
2.75%, 8/19/2041 75,000 72,795
3.25%, 5/20/2050 35,000 35,844
Morgan Stanley ,
4.88%, 11/1/2022 500,000 523,793
4.10%, 5/22/2023 650,000 686,275
(SOFR + 0.46%), 0.53%,
1/25/2024(c) 400,000 400,288
Series F, 3.88%, 4/29/2024 625,000 674,350
(SOFR + 0.51%), 0.79%,
1/22/2025(c) 100,000 99,996
(SOFR + 0.53%), 0.79%,
5/30/2025(c) 370,000 368,864
(SOFR + 1.99%), 2.19%,
4/28/2026(c) 640,000 660,802
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
3.13%, 7/27/2026 500,000 538,141
4.35%, 9/8/2026 500,000 564,355
3.63%, 1/20/2027 750,000 826,753
3.95%, 4/23/2027 500,000 556,054
(SOFR + 0.86%), 1.51%,
7/20/2027(c) 480,000 477,718
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(c) 1,000,000 1,106,516
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(c) 500,000 577,336
(SOFR + 3.12%), 3.62%,
4/1/2031(c) 820,000 903,776
7.25%, 4/1/2032 324,000 470,261
(SOFR + 1.02%), 1.93%,
4/28/2032(c) 500,000 479,518
(SOFR + 1.18%), 2.24%,
7/21/2032(c) 100,000 98,279
(SOFR + 1.36%), 2.48%,
9/16/2036(c) 450,000 440,427
4.30%, 1/27/2045 300,000 365,677
(SOFR + 4.84%), 5.60%,
3/24/2051(c) 100,000 148,267
(SOFR + 1.43%), 2.80%,
1/25/2052(c) 205,000 197,043
Nasdaq, Inc. ,
1.65%, 1/15/2031(b) 400,000 376,886
Nomura Holdings, Inc. ,
2.17%, 7/14/2028(b) 200,000 198,168
3.10%, 1/16/2030 500,000 521,078
Oaktree Specialty Lending
Corp. ,
2.70%, 1/15/2027 100,000 100,317
Owl Rock Capital Corp. ,
2.88%, 6/11/2028 230,000 229,571
Raymond James Financial,
Inc. ,
4.95%, 7/15/2046 250,000 322,919
S&P Global, Inc. ,
2.50%, 12/1/2029(b) 80,000 83,584
1.25%, 8/15/2030(b) 110,000 103,531
3.25%, 12/1/2049 65,000 69,945
2.30%, 8/15/2060(b) 40,000 34,021
State Street Corp. ,
3.70%, 11/20/2023 500,000 535,886
3.30%, 12/16/2024(b) 310,000 335,747
2.40%, 1/24/2030(b) 200,000 207,514
37,128,139
Chemicals 0.4%
Air Products and Chemicals,
Inc. ,
1.50%, 10/15/2025(b) 25,000 25,454
1.85%, 5/15/2027(b) 105,000 108,176
2.05%, 5/15/2030(b) 145,000 146,572
2.70%, 5/15/2040 65,000 65,509
2.80%, 5/15/2050(b) 40,000 39,996

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Celanese US Holdings LLC ,
1.40%, 8/5/2026 100,000 99,278
Dow Chemical Co. (The) ,
9.40%, 5/15/2039 206,000 369,401
4.80%, 5/15/2049(b) 350,000 442,439
DuPont de Nemours, Inc. ,
5.42%, 11/15/2048 300,000 412,682
Eastman Chemical Co. ,
4.65%, 10/15/2044 200,000 239,541
Ecolab, Inc. ,
1.30%, 1/30/2031(b) 200,000 188,374
2.13%, 8/15/2050(b) 200,000 176,661
2.75%, 8/18/2055(b)(d) 65,000 62,455
FMC Corp. ,
3.45%, 10/1/2029 60,000 64,753
4.50%, 10/1/2049 85,000 100,324
Linde, Inc. ,
3.20%, 1/30/2026 250,000 270,553
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 147,000 214,544
LYB International Finance III
LLC ,
3.38%, 5/1/2030 500,000 543,342
2.25%, 10/1/2030(b) 135,000 135,068
4.20%, 5/1/2050(b) 200,000 227,792
LyondellBasell Industries NV ,
4.63%, 2/26/2055(b) 250,000 301,648
Mosaic Co. (The) ,
4.25%, 11/15/2023 250,000 266,579
4.05%, 11/15/2027 250,000 280,928
Nutrien Ltd. ,
3.15%, 10/1/2022 50,000 51,037
3.00%, 4/1/2025 150,000 158,822
5.88%, 12/1/2036 125,000 168,658
5.25%, 1/15/2045 350,000 460,578
PPG Industries, Inc. ,
1.20%, 3/15/2026 110,000 109,536
2.80%, 8/15/2029 300,000 315,020
RPM International, Inc. ,
3.45%, 11/15/2022 350,000 358,570
Sherwin-Williams Co. (The) ,
3.95%, 1/15/2026 400,000 442,851
2.95%, 8/15/2029(b) 200,000 212,449
4.50%, 6/1/2047 300,000 363,655
Westlake Chemical Corp. ,
2.88%, 8/15/2041 100,000 95,640
4.38%, 11/15/2047(b) 200,000 227,953
3.13%, 8/15/2051(b) 70,000 66,036
7,812,874
Commercial Services & Supplies 0.1%
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 23,795
Novant Health, Inc. ,
3.17%, 11/1/2051 130,000 136,998
Republic Services, Inc. ,
3.20%, 3/15/2025 500,000 533,666
1.45%, 2/15/2031(b) 165,000 154,616
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Waste Connections, Inc. ,
2.20%, 1/15/2032(b) 100,000 98,583
2.95%, 1/15/2052 70,000 68,492
Waste Management, Inc. ,
2.00%, 6/1/2029 35,000 35,151
2.95%, 6/1/2041 85,000 86,994
4.15%, 7/15/2049(b) 125,000 153,431
1,291,726
Communications Equipment 0.1%
Cisco Systems, Inc. ,
3.50%, 6/15/2025 400,000 436,835
5.90%, 2/15/2039 500,000 722,214
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 500,000 544,366
2.30%, 11/15/2030 300,000 294,856
1,998,271
Construction & Engineering 0.0%
†
Quanta Services, Inc. ,
2.35%, 1/15/2032 50,000 48,923
3.05%, 10/1/2041(b) 55,000 53,052
101,975
Construction Materials 0.0%
†
Eagle Materials, Inc. ,
2.50%, 7/1/2031 65,000 64,593
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030 500,000 509,013
2.40%, 7/15/2031 25,000 25,129
3.20%, 7/15/2051(b) 50,000 49,886
Vulcan Materials Co. ,
4.50%, 6/15/2047 250,000 303,261
951,882
Consumer Finance 0.7%
AerCap Ireland Capital DAC ,
3.88%, 1/23/2028(b) 500,000 536,809
Ally Financial, Inc. ,
3.88%, 5/21/2024 600,000 645,433
4.63%, 3/30/2025 100,000 111,063
8.00%, 11/1/2031 150,000 216,349
American Express Co. ,
2.50%, 7/30/2024 400,000 420,496
3.00%, 10/30/2024 500,000 533,701
3.63%, 12/5/2024 500,000 542,258
American Honda Finance
Corp. ,
2.60%, 11/16/2022 500,000 512,392
1.95%, 5/10/2023 175,000 179,224
0.75%, 8/9/2024 50,000 49,984
2.15%, 9/10/2024 500,000 520,110
1.30%, 9/9/2026 115,000 114,850
2.35%, 1/8/2027 100,000 104,446
Capital One Financial Corp. ,
3.20%, 1/30/2023(b) 1,000,000 1,035,313
3.75%, 4/24/2024(b) 700,000 750,941
3.75%, 7/28/2026(b) 250,000 274,439
3.65%, 5/11/2027 300,000 332,333

10 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Capital One Financial Corp.,
(SOFR + 1.34%), 2.36%,
7/29/2032(c) 100,000 97,903
Caterpillar Financial Services
Corp. ,
3.30%, 6/9/2024(b) 250,000 268,182
2.15%, 11/8/2024(b) 500,000 522,358
3.25%, 12/1/2024 500,000 540,786
1.15%, 9/14/2026 100,000 99,788
Discover Financial Services ,
4.10%, 2/9/2027 250,000 278,485
General Motors Financial Co.,
Inc. ,
5.25%, 3/1/2026 1,055,000 1,205,606
1.50%, 6/10/2026(b) 200,000 198,788
3.60%, 6/21/2030 200,000 214,526
2.70%, 6/10/2031 145,000 144,556
John Deere Capital Corp. ,
2.80%, 3/6/2023(b) 500,000 517,658
0.45%, 1/17/2024(b) 250,000 249,982
0.63%, 9/10/2024 65,000 65,030
0.70%, 1/15/2026(b) 200,000 196,999
1.05%, 6/17/2026(b) 100,000 99,662
2.25%, 9/14/2026 250,000 262,443
1.50%, 3/6/2028(b) 250,000 248,360
1.45%, 1/15/2031 200,000 190,963
2.00%, 6/17/2031(b) 300,000 299,807
PACCAR Financial Corp. ,
0.50%, 8/9/2024 60,000 59,846
Synchrony Financial ,
4.25%, 8/15/2024 350,000 378,212
4.50%, 7/23/2025 375,000 414,092
Toyota Motor Credit Corp. ,
2.90%, 3/30/2023 1,000,000 1,038,268
0.50%, 6/18/2024 100,000 99,515
0.63%, 9/13/2024 100,000 99,779
1.80%, 2/13/2025 500,000 513,568
1.13%, 6/18/2026 500,000 496,813
3.20%, 1/11/2027(b) 200,000 218,154
2.15%, 2/13/2030(b) 500,000 507,885
1.90%, 9/12/2031 100,000 98,169
16,506,324
Containers & Packaging 0.1%
Amcor Flexibles North
America, Inc. ,
2.63%, 6/19/2030 50,000 51,052
2.69%, 5/25/2031 75,000 76,947
Avery Dennison Corp. ,
2.25%, 2/15/2032 100,000 97,898
International Paper Co. ,
3.80%, 1/15/2026 200,000 220,119
6.00%, 11/15/2041 350,000 489,331
Packaging Corp. of America ,
4.50%, 11/1/2023 250,000 267,630
3.00%, 12/15/2029 50,000 52,908
4.05%, 12/15/2049 100,000 116,271
3.05%, 10/1/2051(b) 40,000 39,442
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging
WRKCo , Inc. ,
4.90%, 3/15/2029(b) 250,000 295,614
1,707,212
Diversified Consumer Services 0.1%
American University (The) ,
Series 2019, 3.67%,
4/1/2049 35,000 39,426
Duke University ,
Series 2020, 2.83%,
10/1/2055 110,000 112,567
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048 73,000 89,324
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 34,432
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050 150,000 144,482
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111 100,000 172,312
4.68%, 7/1/2114 75,000 108,805
Northwestern University ,
Series 2020, 2.64%,
12/1/2050 28,000 27,950
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 75,000 82,661
3.30%, 7/15/2056 200,000 227,354
Trustees of Boston University ,
Series CC, 4.06%,
10/1/2048 16,000 19,436
Trustees of Princeton
University (The) ,
Series 2020, 2.52%,
7/1/2050(b) 84,000 82,965
Trustees of the University of
Pennsylvania (The) ,
Series 2020, 2.40%,
10/1/2050 48,000 45,662
University of Southern
California ,
Series 21A, 2.95%,
10/1/2051 200,000 209,322
Yale University ,
Series 2020, 2.40%,
4/15/2050 61,000 58,756
1,455,454
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc. ,
4.50%, 2/11/2043 250,000 314,157
Block Financial LLC ,
5.50%, 11/1/2022 250,000 256,846
2.50%, 7/15/2028 105,000 106,488
Equitable Holdings, Inc. ,
7.00%, 4/1/2028(b) 133,000 169,491

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
Equitable Holdings, Inc.,
4.35%, 4/20/2028(b) 650,000 740,813
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035 783,000 939,641
National Rural Utilities
Cooperative Finance Corp. ,
3.70%, 3/15/2029 500,000 557,268
2.40%, 3/15/2030 185,000 189,074
8.00%, 3/1/2032 159,000 234,970
Shell International Finance
BV ,
3.40%, 8/12/2023 1,000,000 1,056,530
2.88%, 5/10/2026(b) 500,000 538,778
2.38%, 11/7/2029 150,000 155,816
4.13%, 5/11/2035 500,000 589,790
6.38%, 12/15/2038 250,000 368,958
4.55%, 8/12/2043 500,000 626,507
3.75%, 9/12/2046 500,000 569,018
Voya Financial, Inc. ,
3.65%, 6/15/2026 250,000 274,408
7,688,553
Diversified Telecommunication Services 0.9%
AT&T, Inc. ,
4.45%, 4/1/2024 500,000 541,750
3.95%, 1/15/2025(b) 500,000 545,786
1.65%, 2/1/2028(b) 200,000 198,398
4.35%, 3/1/2029 500,000 573,310
4.30%, 2/15/2030(b) 500,000 573,789
2.25%, 2/1/2032 300,000 292,099
2.55%, 12/1/2033(b) 860,000 846,083
4.50%, 5/15/2035 310,000 362,899
4.85%, 3/1/2039 500,000 599,222
3.10%, 2/1/2043 100,000 95,875
4.65%, 6/1/2044 250,000 292,532
3.30%, 2/1/2052(b) 100,000 96,826
3.50%, 9/15/2053 1,540,000 1,524,169
3.55%, 9/15/2055 975,000 961,490
3.80%, 12/1/2057 1,114,000 1,138,009
3.65%, 9/15/2059 429,000 427,680
British Telecommunications
plc ,
9.63%, 12/15/2030(f) 250,000 382,627
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(f) 369,000 550,138
Orange SA ,
9.00%, 3/1/2031(f) 407,000 633,497
5.38%, 1/13/2042 250,000 333,781
Telefonica Emisiones SA ,
5.21%, 3/8/2047 250,000 312,012
5.52%, 3/1/2049(b) 350,000 457,903
TELUS Corp. ,
2.80%, 2/16/2027 200,000 211,921
4.30%, 6/15/2049 250,000 298,956
Verizon Communications, Inc. ,
0.75%, 3/22/2024 55,000 55,211
3.38%, 2/15/2025 498,000 538,954
0.85%, 11/20/2025 250,000 247,266
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc.,
1.45%, 3/20/2026 105,000 105,946
2.10%, 3/22/2028 125,000 126,886
4.33%, 9/21/2028(b) 283,000 325,316
3.88%, 2/8/2029 110,000 123,374
1.75%, 1/20/2031 900,000 855,441
2.55%, 3/21/2031 215,000 217,642
2.36%, 3/15/2032(d) 840,000 830,713
4.81%, 3/15/2039 385,000 477,585
3.40%, 3/22/2041 230,000 240,199
2.85%, 9/3/2041 110,000 107,357
4.52%, 9/15/2048 750,000 920,329
2.88%, 11/20/2050 1,000,000 932,146
3.55%, 3/22/2051 270,000 284,741
2.99%, 10/30/2056 1,170,000 1,080,337
3.00%, 11/20/2060 500,000 461,877
20,182,072
Electric Utilities 1.5%
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 50,000 47,665
Alabama Power Co. ,
4.15%, 8/15/2044 350,000 410,252
3.13%, 7/15/2051(b) 80,000 82,001
Arizona Public Service Co. ,
2.60%, 8/15/2029 500,000 518,043
2.20%, 12/15/2031(b) 100,000 98,831
3.50%, 12/1/2049 200,000 212,931
Baltimore Gas and Electric
Co. ,
2.25%, 6/15/2031(b) 80,000 80,332
3.20%, 9/15/2049 115,000 119,668
2.90%, 6/15/2050 60,000 59,213
CenterPoint Energy Houston
Electric LLC ,
4.50%, 4/1/2044 500,000 635,132
Series AD, 2.90%, 7/1/2050 60,000 60,599
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024 400,000 450,404
Commonwealth Edison Co. ,
4.35%, 11/15/2045 200,000 244,449
3.65%, 6/15/2046 250,000 276,567
4.00%, 3/1/2048(b) 500,000 587,407
Series 127, 3.20%,
11/15/2049 155,000 159,940
Series 131, 2.75%, 9/1/2051 200,000 191,465
Connecticut Light and Power
Co. (The) ,
Series A, 2.05%, 7/1/2031 100,000 99,752
Dominion Energy South
Carolina, Inc. ,
6.05%, 1/15/2038 150,000 209,100
5.10%, 6/1/2065(b) 100,000 143,545
DTE Electric Co. ,
4.30%, 7/1/2044 500,000 611,797
Duke Energy Carolinas LLC ,
2.95%, 12/1/2026 500,000 538,524
2.45%, 2/1/2030 100,000 102,422
3.70%, 12/1/2047 500,000 555,298

12 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Carolinas LLC,
3.20%, 8/15/2049 50,000 51,864
Duke Energy Corp. ,
0.90%, 9/15/2025 50,000 49,568
2.45%, 6/1/2030 70,000 70,743
2.55%, 6/15/2031 150,000 151,983
3.50%, 6/15/2051 200,000 205,941
Duke Energy Florida LLC ,
3.20%, 1/15/2027 250,000 271,014
2.50%, 12/1/2029 70,000 72,400
3.40%, 10/1/2046 500,000 533,910
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 155,000 153,887
Duke Energy Progress LLC ,
4.15%, 12/1/2044 500,000 589,018
4.20%, 8/15/2045 500,000 590,906
Edison International ,
3.55%, 11/15/2024 175,000 185,549
4.13%, 3/15/2028 500,000 533,075
Emera US Finance LP ,
4.75%, 6/15/2046 200,000 235,996
Entergy Corp. ,
2.80%, 6/15/2030 80,000 82,515
3.75%, 6/15/2050 35,000 37,524
Entergy Texas, Inc. ,
4.00%, 3/30/2029 750,000 839,368
1.75%, 3/15/2031 400,000 378,888
3.55%, 9/30/2049 200,000 212,699
Evergy Kansas Central, Inc. ,
4.10%, 4/1/2043 200,000 232,828
Evergy , Inc. ,
2.90%, 9/15/2029 250,000 262,368
Eversource Energy ,
Series H, 3.15%, 1/15/2025 245,000 259,853
Series Q, 0.80%, 8/15/2025 100,000 98,463
Series O, 4.25%, 4/1/2029 400,000 457,178
Series R, 1.65%, 8/15/2030 100,000 94,974
3.45%, 1/15/2050(b) 100,000 104,762
Exelon Corp. ,
5.63%, 6/15/2035 400,000 517,713
Florida Power & Light Co. ,
2.85%, 4/1/2025 60,000 63,688
3.13%, 12/1/2025 500,000 537,360
5.65%, 2/1/2037 450,000 613,145
3.95%, 3/1/2048 500,000 603,689
Georgia Power Co. ,
Series A, 2.20%,
9/15/2024(b) 1,000,000 1,038,565
4.30%, 3/15/2042 500,000 582,952
Iberdrola International BV ,
5.81%, 3/15/2025(b) 118,000 136,269
Indiana Michigan Power Co. ,
Series K, 4.55%, 3/15/2046 350,000 435,589
Interstate Power and Light
Co. ,
3.60%, 4/1/2029 623,000 687,028
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049 250,000 301,601
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
MidAmerican Energy Co. ,
5.80%, 10/15/2036 550,000 759,143
4.80%, 9/15/2043 500,000 643,715
2.70%, 8/1/2052 100,000 96,062
Mississippi Power Co. ,
Series B, 3.10%, 7/30/2051 100,000 98,869
Nevada Power Co. ,
Series DD, 2.40%,
5/1/2030(b) 100,000 101,400
Series EE, 3.13%, 8/1/2050 100,000 101,176
NextEra Energy Capital
Holdings, Inc. ,
1.90%, 6/15/2028(b) 125,000 125,079
2.75%, 11/1/2029 245,000 256,331
Northern States Power Co. ,
4.00%, 8/15/2045 165,000 194,913
NSTAR Electric Co. ,
2.38%, 10/15/2022 500,000 508,277
3.95%, 4/1/2030 200,000 228,385
Ohio Power Co. ,
Series R, 2.90%, 10/1/2051 90,000 86,964
Oncor Electric Delivery Co.
LLC ,
4.55%, 12/1/2041 150,000 187,777
5.30%, 6/1/2042 150,000 204,505
3.10%, 9/15/2049 250,000 261,005
Pacific Gas and Electric Co. ,
4.25%, 8/1/2023 500,000 523,131
3.75%, 7/1/2028(b) 800,000 837,013
4.55%, 7/1/2030 500,000 540,665
2.50%, 2/1/2031 150,000 142,767
4.50%, 7/1/2040 300,000 306,222
4.95%, 7/1/2050 500,000 531,935
PacifiCorp ,
5.25%, 6/15/2035 177,000 225,519
PECO Energy Co. ,
3.70%, 9/15/2047 250,000 280,321
Progress Energy, Inc. ,
7.75%, 3/1/2031 136,000 191,495
Public Service Co. of
Colorado ,
Series 35, 1.90%, 1/15/2031 200,000 197,190
4.30%, 3/15/2044 250,000 301,658
Series 34, 3.20%, 3/1/2050 200,000 211,957
Series 36, 2.70%, 1/15/2051 200,000 193,639
Public Service Co. of
Oklahoma ,
Series J, 2.20%,
8/15/2031(b) 100,000 98,633
Series K, 3.15%, 8/15/2051 50,000 49,782
Public Service Electric and
Gas Co. ,
1.90%, 8/15/2031(b) 165,000 162,315
3.95%, 5/1/2042 400,000 464,442
3.20%, 8/1/2049 250,000 261,603
Southern California Edison
Co. ,
Series C, 3.50%, 10/1/2023 500,000 526,201
Series G, 2.50%,
6/1/2031(b) 100,000 100,353

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southern California Edison
Co.,
6.00%, 1/15/2034 177,000 229,057
4.00%, 4/1/2047 200,000 214,469
Series B, 4.88%, 3/1/2049 300,000 358,194
Series H, 3.65%, 6/1/2051 30,000 30,787
Southern Co. (The) ,
3.25%, 7/1/2026 295,000 317,440
4.40%, 7/1/2046(b) 200,000 235,150
Southwestern Electric Power
Co. ,
Series L, 3.85%, 2/1/2048 550,000 601,865
Tampa Electric Co. ,
3.63%, 6/15/2050 40,000 44,519
Union Electric Co. ,
2.15%, 3/15/2032 100,000 99,097
3.65%, 4/15/2045 250,000 278,708
3.25%, 10/1/2049(b) 250,000 262,505
Virginia Electric and Power
Co. ,
Series B, 4.20%, 5/15/2045 200,000 238,139
Wisconsin Electric Power Co. ,
1.70%, 6/15/2028 245,000 244,078
5.63%, 5/15/2033 59,000 76,890
Xcel Energy, Inc. ,
3.30%, 6/1/2025(b) 500,000 533,603
6.50%, 7/1/2036 177,000 251,468
32,786,621
Electrical Equipment 0.1%
Eaton Corp. ,
2.75%, 11/2/2022 750,000 769,365
3.10%, 9/15/2027 500,000 541,853
Rockwell Automation, Inc. ,
1.75%, 8/15/2031(b) 50,000 48,751
2.80%, 8/15/2061(b) 60,000 57,048
1,417,017
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
2.80%, 2/15/2030 250,000 262,029
Arrow Electronics, Inc. ,
4.50%, 3/1/2023 250,000 260,930
Avnet, Inc. ,
3.00%, 5/15/2031 100,000 100,311
Corning, Inc. ,
4.38%, 11/15/2057 500,000 599,735
Jabil, Inc. ,
1.70%, 4/15/2026 140,000 140,734
3.00%, 1/15/2031 270,000 276,881
Keysight Technologies, Inc. ,
3.00%, 10/30/2029(b) 75,000 79,142
1,719,762
Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC ,
3.34%, 12/15/2027 285,000 311,042
3.14%, 11/7/2029 85,000 91,287
Baker Hughes Holdings LLC ,
5.13%, 9/15/2040 200,000 255,156
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services
Halliburton Co. ,
3.80%, 11/15/2025(b) 133,000 145,658
6.70%, 9/15/2038 300,000 408,889
5.00%, 11/15/2045 300,000 359,433
1,571,465
Entertainment 0.2%
Activision Blizzard, Inc. ,
1.35%, 9/15/2030 25,000 23,170
2.50%, 9/15/2050 200,000 173,172
NBCUniversal Media LLC ,
5.95%, 4/1/2041 100,000 145,797
TWDC Enterprises 18 Corp. ,
3.15%, 9/17/2025 325,000 351,247
3.00%, 2/13/2026 150,000 161,973
3.00%, 7/30/2046(b) 150,000 152,170
Walt Disney Co. (The) ,
1.75%, 1/13/2026(b) 100,000 102,603
2.00%, 9/1/2029 300,000 302,700
2.65%, 1/13/2031(b) 600,000 626,309
6.55%, 3/15/2033 300,000 420,933
6.20%, 12/15/2034 245,000 346,735
6.65%, 11/15/2037 150,000 223,738
3.50%, 5/13/2040 100,000 110,401
5.40%, 10/1/2043 500,000 688,109
4.70%, 3/23/2050(b) 200,000 262,226
3.60%, 1/13/2051 300,000 334,175
4,425,458
Equity Real Estate Investment Trusts (REITs) 1.0%
Alexandria Real Estate
Equities, Inc. ,
4.85%, 4/15/2049 300,000 385,241
American Campus
Communities Operating
Partnership LP ,
2.85%, 2/1/2030 250,000 256,823
American Tower Corp. ,
3.50%, 1/31/2023 250,000 260,229
0.60%, 1/15/2024(b) 155,000 154,692
2.40%, 3/15/2025 125,000 129,968
1.45%, 9/15/2026 105,000 104,512
1.50%, 1/31/2028(b) 300,000 290,595
3.95%, 3/15/2029 600,000 667,034
2.90%, 1/15/2030 110,000 114,518
1.88%, 10/15/2030(b) 165,000 158,460
2.30%, 9/15/2031 145,000 142,981
2.95%, 1/15/2051 300,000 282,931
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 695,000 751,079
3.30%, 6/1/2029 20,000 21,816
2.45%, 1/15/2031 210,000 215,354
2.05%, 1/15/2032 85,000 83,802
Boston Properties LP ,
3.80%, 2/1/2024 250,000 265,637
2.75%, 10/1/2026(b) 250,000 263,721
2.90%, 3/15/2030 100,000 103,696
2.45%, 10/1/2033 300,000 291,968

14 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Brixmor Operating Partnership
LP ,
3.65%, 6/15/2024 500,000 533,563
2.50%, 8/16/2031 100,000 98,527
Broadstone Net Lease LLC ,
2.60%, 9/15/2031 85,000 83,969
CC Holdings GS V LLC ,
3.85%, 4/15/2023 250,000 262,418
Corporate Office Properties
LP ,
2.00%, 1/15/2029 100,000 97,970
Crown Castle International
Corp. ,
3.70%, 6/15/2026 60,000 65,491
3.65%, 9/1/2027(b) 750,000 824,605
3.10%, 11/15/2029 260,000 273,159
2.90%, 4/1/2041 200,000 192,783
CubeSmart LP ,
2.00%, 2/15/2031 300,000 291,729
CyrusOne LP ,
2.90%, 11/15/2024 50,000 52,399
3.45%, 11/15/2029 50,000 52,075
Duke Realty LP ,
2.88%, 11/15/2029 125,000 131,696
1.75%, 7/1/2030 65,000 62,346
Equinix , Inc. ,
2.63%, 11/18/2024 80,000 83,779
1.00%, 9/15/2025 50,000 49,313
1.55%, 3/15/2028 100,000 97,762
2.00%, 5/15/2028 30,000 29,922
3.20%, 11/18/2029 105,000 111,398
2.50%, 5/15/2031 90,000 90,613
2.95%, 9/15/2051 100,000 93,892
3.40%, 2/15/2052 200,000 203,384
ERP Operating LP ,
3.00%, 4/15/2023 200,000 206,739
1.85%, 8/1/2031(b) 30,000 28,958
4.50%, 7/1/2044(b) 350,000 438,356
Essential Properties LP ,
2.95%, 7/15/2031 100,000 100,522
Essex Portfolio LP ,
4.00%, 3/1/2029 100,000 112,210
3.00%, 1/15/2030 75,000 79,067
2.65%, 3/15/2032(b) 35,000 35,369
Extra Space Storage LP ,
2.35%, 3/15/2032 40,000 39,076
Federal Realty Investment
Trust ,
3.50%, 6/1/2030 200,000 216,983
GLP Capital LP ,
5.30%, 1/15/2029 500,000 584,580
Healthcare Trust of America
Holdings LP ,
3.10%, 2/15/2030 250,000 262,884
Healthpeak Properties, Inc. ,
1.35%, 2/1/2027 60,000 59,337
3.50%, 7/15/2029 125,000 136,782
3.00%, 1/15/2030 180,000 189,870
Highwoods Realty LP ,
3.05%, 2/15/2030 250,000 261,101
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Host Hotels & Resorts LP ,
Series D, 3.75%,
10/15/2023 525,000 549,577
Series E, 4.00%, 6/15/2025 375,000 402,007
Series H, 3.38%,
12/15/2029 100,000 102,925
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 104,818
Kimco Realty Corp. ,
3.13%, 6/1/2023 500,000 518,143
2.25%, 12/1/2031 25,000 24,423
4.45%, 9/1/2047 250,000 302,566
Life Storage LP ,
2.40%, 10/15/2031 90,000 89,127
Mid-America Apartments LP ,
1.10%, 9/15/2026 30,000 29,594
2.75%, 3/15/2030 50,000 52,007
National Retail Properties,
Inc. ,
2.50%, 4/15/2030 300,000 304,016
3.50%, 4/15/2051 40,000 41,618
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 550,000 612,842
3.63%, 10/1/2029 100,000 105,214
Phillips Edison Grocery Center
Operating Partnership I LP ,
2.63%, 11/15/2031 100,000 98,875
Prologis LP ,
2.25%, 4/15/2030 160,000 162,873
1.25%, 10/15/2030(b) 65,000 60,876
3.00%, 4/15/2050 65,000 66,311
2.13%, 10/15/2050 155,000 132,346
Public Storage ,
1.85%, 5/1/2028 185,000 187,512
2.30%, 5/1/2031(b) 160,000 162,111
Rayonier LP ,
2.75%, 5/17/2031 45,000 44,792
Realty Income Corp. ,
0.75%, 3/15/2026 70,000 68,328
3.25%, 1/15/2031 265,000 287,568
1.80%, 3/15/2033 55,000 52,053
Regency Centers LP ,
2.95%, 9/15/2029 50,000 52,455
3.70%, 6/15/2030 300,000 331,137
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 90,000 86,734
Sabra Health Care LP ,
3.90%, 10/15/2029 250,000 263,352
3.20%, 12/1/2031 100,000 97,962
Simon Property Group LP ,
1.38%, 1/15/2027 100,000 98,940
2.45%, 9/13/2029 250,000 255,393
2.25%, 1/15/2032 100,000 97,766
4.25%, 11/30/2046 500,000 583,432
SITE Centers Corp. ,
3.63%, 2/1/2025 500,000 529,836
Spirit Realty LP ,
3.40%, 1/15/2030 250,000 265,645

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Sun Communities Operating
LP ,
2.30%, 11/1/2028 65,000 65,121
2.70%, 7/15/2031(b) 195,000 197,044
UDR, Inc. ,
3.00%, 8/15/2031 250,000 261,616
1.90%, 3/15/2033 55,000 51,079
Ventas Realty LP ,
4.00%, 3/1/2028 250,000 278,081
3.00%, 1/15/2030 100,000 104,025
2.50%, 9/1/2031 100,000 98,713
VEREIT Operating
Partnership LP ,
2.85%, 12/15/2032 400,000 415,544
Welltower , Inc. ,
4.25%, 4/1/2026 500,000 558,204
2.05%, 1/15/2029(b) 70,000 69,541
3.10%, 1/15/2030 100,000 105,735
2.75%, 1/15/2031 500,000 515,268
Weyerhaeuser Co. ,
7.38%, 3/15/2032 300,000 427,206
WP Carey, Inc. ,
3.85%, 7/15/2029 120,000 132,903
21,984,938
Food & Staples Retailing 0.3%
Costco Wholesale Corp. ,
1.60%, 4/20/2030 500,000 488,594
Kroger Co. (The) ,
4.00%, 2/1/2024 500,000 534,379
1.70%, 1/15/2031(b) 290,000 276,932
7.50%, 4/1/2031 257,000 363,313
5.40%, 7/15/2040 200,000 260,820
5.40%, 1/15/2049 50,000 68,276
3.95%, 1/15/2050(b) 100,000 113,488
Sysco Corp. ,
2.40%, 2/15/2030(b) 300,000 304,502
5.95%, 4/1/2030(b) 200,000 254,398
6.60%, 4/1/2050 300,000 471,916
Walgreens Boots Alliance,
Inc. ,
3.45%, 6/1/2026 20,000 21,691
3.20%, 4/15/2030(b) 500,000 535,322
Walmart, Inc. ,
2.55%, 4/11/2023 750,000 771,753
3.30%, 4/22/2024 725,000 772,682
1.05%, 9/17/2026 50,000 49,988
1.50%, 9/22/2028 100,000 99,569
1.80%, 9/22/2031 100,000 99,141
4.05%, 6/29/2048 125,000 157,247
5,644,011
Food Products 0.3%
Archer-Daniels-Midland Co. ,
4.02%, 4/16/2043 172,000 204,334
Bunge Ltd. Finance Corp. ,
2.75%, 5/14/2031 100,000 101,325
Campbell Soup Co. ,
4.15%, 3/15/2028 500,000 563,158
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Conagra Brands, Inc. ,
7.00%, 10/1/2028 221,000 287,875
5.30%, 11/1/2038 250,000 317,945
General Mills, Inc. ,
4.20%, 4/17/2028 500,000 569,739
3.00%, 2/1/2051(b)(d) 100,000 99,823
Hershey Co. (The) ,
2.45%, 11/15/2029 250,000 260,663
Hormel Foods Corp. ,
1.70%, 6/3/2028(b) 200,000 200,945
3.05%, 6/3/2051(b) 200,000 208,132
J M Smucker Co. (The) ,
2.13%, 3/15/2032 100,000 97,613
4.25%, 3/15/2035 300,000 350,426
Kellogg Co. ,
3.25%, 4/1/2026 125,000 135,670
4.50%, 4/1/2046 250,000 307,556
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044 250,000 320,042
Mondelez International, Inc. ,
1.50%, 5/4/2025 60,000 60,904
3.63%, 2/13/2026 300,000 329,040
2.75%, 4/13/2030(b) 200,000 209,266
1.50%, 2/4/2031 70,000 65,880
2.63%, 9/4/2050(b) 40,000 37,113
Tyson Foods, Inc. ,
3.55%, 6/2/2027 500,000 551,656
4.55%, 6/2/2047 100,000 122,693
5.10%, 9/28/2048 250,000 330,262
Unilever Capital Corp. ,
2.00%, 7/28/2026 100,000 103,790
1.38%, 9/14/2030(b) 165,000 157,707
1.75%, 8/12/2031 200,000 194,957
5.90%, 11/15/2032 206,000 278,968
2.63%, 8/12/2051 200,000 192,794
6,660,276
Gas Utilities 0.1%
Atmos Energy Corp. ,
3.00%, 6/15/2027(b) 500,000 537,635
3.38%, 9/15/2049 160,000 167,852
Eastern Energy Gas Holdings
LLC ,
Series A, 2.50%, 11/15/2024 100,000 104,720
National Fuel Gas Co. ,
3.75%, 3/1/2023 250,000 258,829
ONE Gas, Inc. ,
4.66%, 2/1/2044 250,000 308,257
Southwest Gas Corp. ,
3.18%, 8/15/2051(b) 90,000 86,338
Washington Gas Light Co. ,
3.65%, 9/15/2049 100,000 112,184
1,575,815
Health Care Equipment & Supplies 0.3%
Abbott Laboratories ,
3.88%, 9/15/2025 90,000 99,593
3.75%, 11/30/2026(b) 298,000 334,279
1.15%, 1/30/2028 90,000 87,599
1.40%, 6/30/2030(b) 95,000 91,258

16 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Abbott Laboratories,
5.30%, 5/27/2040(b) 500,000 683,466
4.90%, 11/30/2046 250,000 338,495
Baxter International, Inc. ,
2.60%, 8/15/2026 460,000 485,809
Becton Dickinson and Co. ,
3.73%, 12/15/2024 156,000 168,577
3.70%, 6/6/2027 326,000 361,008
4.67%, 6/6/2047 200,000 249,702
3.79%, 5/20/2050 200,000 223,457
Boston Scientific Corp. ,
3.85%, 5/15/2025 255,000 278,729
4.00%, 3/1/2029 500,000 566,569
4.70%, 3/1/2049 150,000 191,642
Danaher Corp. ,
3.35%, 9/15/2025(b) 250,000 271,306
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 100,000 104,315
3.25%, 11/15/2039(b) 100,000 106,649
3.40%, 11/15/2049 140,000 151,293
Koninklijke Philips NV ,
5.00%, 3/15/2042 250,000 323,518
Medtronic, Inc. ,
4.38%, 3/15/2035 350,000 430,303
4.63%, 3/15/2045 300,000 391,843
Stryker Corp. ,
3.38%, 11/1/2025 160,000 173,338
3.50%, 3/15/2026 70,000 76,346
4.63%, 3/15/2046 400,000 514,442
Zimmer Biomet Holdings, Inc. ,
4.45%, 8/15/2045(b) 150,000 177,654
6,881,190
Health Care Providers & Services 1.0%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 57,000 71,192
Series 2020, 3.01%,
6/15/2050 66,000 67,702
Aetna, Inc. ,
2.80%, 6/15/2023 500,000 517,630
6.63%, 6/15/2036 250,000 361,203
3.88%, 8/15/2047 200,000 221,806
Allina Health System ,
Series 2019, 3.89%,
4/15/2049 50,000 58,312
AmerisourceBergen Corp. ,
4.30%, 12/15/2047 200,000 232,196
Anthem, Inc. ,
4.10%, 3/1/2028 750,000 849,010
2.25%, 5/15/2030 200,000 200,694
4.63%, 5/15/2042 250,000 306,440
5.10%, 1/15/2044 300,000 387,633
4.65%, 8/15/2044 250,000 308,542
Ascension Health ,
Series B, 3.11%, 11/15/2039 218,000 234,782
Banner Health ,
Series 2020, 3.18%,
1/1/2050 39,000 40,900
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 86,000 84,943
Cardinal Health, Inc. ,
3.41%, 6/15/2027(b) 500,000 544,275
4.37%, 6/15/2047 200,000 224,536
Cigna Corp. ,
3.00%, 7/15/2023 500,000 521,430
3.50%, 6/15/2024 500,000 534,179
3.25%, 4/15/2025 250,000 267,760
3.05%, 10/15/2027(b) 400,000 431,682
4.38%, 10/15/2028 300,000 346,684
2.38%, 3/15/2031(b) 110,000 111,000
4.80%, 7/15/2046 250,000 312,246
4.90%, 12/15/2048 600,000 767,145
CommonSpirit Health ,
1.55%, 10/1/2025 37,000 37,155
2.78%, 10/1/2030 77,000 79,292
3.82%, 10/1/2049 108,000 120,061
4.19%, 10/1/2049 37,000 42,252
3.91%, 10/1/2050 149,000 162,776
CVS Health Corp. ,
3.70%, 3/9/2023 603,000 629,676
4.10%, 3/25/2025 61,000 66,924
4.30%, 3/25/2028 152,000 173,379
1.75%, 8/21/2030 360,000 345,065
1.88%, 2/28/2031 210,000 202,877
2.13%, 9/15/2031 10,000 9,825
4.88%, 7/20/2035 500,000 607,405
4.13%, 4/1/2040 200,000 229,206
5.13%, 7/20/2045 300,000 386,618
5.05%, 3/25/2048 900,000 1,158,482
4.25%, 4/1/2050 85,000 100,091
Hackensack Meridian Health,
Inc. ,
Series 2020, 2.88%,
9/1/2050(b) 117,000 116,054
HCA, Inc. ,
5.00%, 3/15/2024 1,000,000 1,097,479
4.13%, 6/15/2029 250,000 279,255
2.38%, 7/15/2031 50,000 49,139
5.50%, 6/15/2047 350,000 453,864
3.50%, 7/15/2051 45,000 44,608
Humana, Inc. ,
3.15%, 12/1/2022 900,000 922,896
1.35%, 2/3/2027 280,000 276,247
2.15%, 2/3/2032 215,000 210,028
3.95%, 8/15/2049(b) 150,000 172,482
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046 20,000 23,143
Kaiser Foundation Hospitals ,
Series 2021, 2.81%,
6/1/2041 86,000 87,011
4.88%, 4/1/2042 250,000 330,428
Series 2019, 3.27%,
11/1/2049 122,000 130,362
Laboratory Corp. of America
Holdings ,
1.55%, 6/1/2026 35,000 35,069

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Laboratory Corp. of America
Holdings,
2.95%, 12/1/2029(b) 250,000 265,145
Mass General Brigham, Inc. ,
Series 2017, 3.77%,
7/1/2048 43,000 49,667
Series 2020, 3.19%,
7/1/2049 100,000 105,724
Mayo Clinic ,
Series 2021, 3.20%,
11/15/2061 79,000 84,292
McKesson Corp. ,
1.30%, 8/15/2026 100,000 99,173
3.95%, 2/16/2028 250,000 281,251
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 57,000 57,671
Mount Sinai Hospitals Group,
Inc. ,
Series 2017, 3.98%,
7/1/2048 33,000 36,352
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060(b) 250,000 229,273
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 35,000 40,955
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 38,000 44,372
Series 21A, 2.70%,
10/1/2051 151,000 143,951
Quest Diagnostics, Inc. ,
3.50%, 3/30/2025 370,000 399,177
4.20%, 6/30/2029 100,000 114,238
2.95%, 6/30/2030 75,000 79,199
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 30,000 35,170
Sutter Health ,
Series 2018, 3.70%,
8/15/2028 40,000 44,756
Series 2018, 4.09%,
8/15/2048 50,000 59,445
Series 20A, 3.36%,
8/15/2050 134,000 141,742
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 67,506
UnitedHealth Group, Inc. ,
1.15%, 5/15/2026(b) 120,000 120,086
3.38%, 4/15/2027 200,000 220,134
2.95%, 10/15/2027(b) 200,000 217,196
2.30%, 5/15/2031 75,000 76,522
4.63%, 7/15/2035 105,000 130,448
5.80%, 3/15/2036 708,000 981,215
3.05%, 5/15/2041 180,000 186,033
3.95%, 10/15/2042 250,000 292,345
4.75%, 7/15/2045 250,000 327,658
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc.,
3.70%, 8/15/2049 500,000 567,961
3.25%, 5/15/2051 60,000 63,447
3.88%, 8/15/2059 300,000 351,911
3.13%, 5/15/2060 100,000 102,336
Universal Health Services,
Inc. ,
1.65%, 9/1/2026(d) 100,000 99,413
2.65%, 1/15/2032(b)(d) 100,000 99,024
Willis- Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048 41,000 52,763
22,850,622
Hotels, Restaurants & Leisure 0.2%
Booking Holdings, Inc. ,
4.63%, 4/13/2030(b) 200,000 237,728
Expedia Group, Inc. ,
3.80%, 2/15/2028 200,000 217,065
3.25%, 2/15/2030 165,000 170,644
Las Vegas Sands Corp. ,
3.20%, 8/8/2024 50,000 51,337
3.50%, 8/18/2026 55,000 56,180
3.90%, 8/8/2029 40,000 40,773
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 166,000 189,834
Series GG, 3.50%,
10/15/2032 200,000 212,489
McDonald's Corp. ,
3.80%, 4/1/2028(b) 200,000 223,522
4.70%, 12/9/2035 400,000 493,863
4.88%, 7/15/2040 250,000 313,951
4.88%, 12/9/2045 250,000 317,863
3.63%, 9/1/2049 200,000 218,076
4.20%, 4/1/2050 200,000 238,428
Sands China Ltd. ,
5.40%, 8/8/2028 200,000 220,872
Starbucks Corp. ,
3.50%, 3/1/2028(b) 250,000 274,558
2.55%, 11/15/2030(b) 200,000 205,440
4.45%, 8/15/2049 250,000 305,675
3.50%, 11/15/2050 200,000 212,314
4,200,612
Household Durables 0.1%
DR Horton, Inc. ,
2.50%, 10/15/2024 215,000 225,227
1.30%, 10/15/2026 220,000 217,521
Whirlpool Corp. ,
3.70%, 5/1/2025(b) 500,000 541,229
2.40%, 5/15/2031(b) 175,000 174,967
1,158,944
Household Products 0.1%
Kimberly-Clark Corp. ,
2.40%, 6/1/2023 500,000 517,092
6.63%, 8/1/2037 130,000 198,154
3.20%, 7/30/2046 165,000 177,128
2.88%, 2/7/2050 100,000 101,335

18 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Household Products
Procter & Gamble Co. (The) ,
0.55%, 10/29/2025(b) 240,000 236,643
1.00%, 4/23/2026 170,000 170,243
2.85%, 8/11/2027(b) 250,000 270,804
1.20%, 10/29/2030(b) 100,000 95,130
1.95%, 4/23/2031(b) 300,000 304,306
3.60%, 3/25/2050(b) 300,000 365,428
2,436,263
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) ,
2.45%, 1/15/2031 400,000 394,497
Oglethorpe Power Corp. ,
5.25%, 9/1/2050(b) 200,000 251,544
646,041
Industrial Conglomerates 0.3%
3M Co. ,
2.00%, 2/14/2025(b) 200,000 206,917
3.00%, 8/7/2025 400,000 430,910
2.38%, 8/26/2029 200,000 207,527
3.05%, 4/15/2030(b) 100,000 108,079
5.70%, 3/15/2037 415,000 574,133
3.25%, 8/26/2049 90,000 95,288
General Electric Co. ,
3.38%, 3/11/2024(b) 500,000 531,439
3.45%, 5/15/2024(b) 144,000 153,152
3.63%, 5/1/2030(b) 200,000 222,240
6.75%, 3/15/2032 323,000 441,824
6.15%, 8/7/2037 101,000 139,303
6.88%, 1/10/2039 200,000 298,064
4.25%, 5/1/2040 200,000 233,642
4.35%, 5/1/2050 100,000 120,745
Honeywell International, Inc. ,
1.35%, 6/1/2025 40,000 40,655
2.50%, 11/1/2026(b) 500,000 530,915
1.10%, 3/1/2027 100,000 99,227
2.70%, 8/15/2029(b) 500,000 530,969
1.75%, 9/1/2031(b) 100,000 97,453
2.80%, 6/1/2050 90,000 91,097
Roper Technologies, Inc. ,
2.35%, 9/15/2024 50,000 52,352
1.00%, 9/15/2025 60,000 59,679
2.95%, 9/15/2029 90,000 95,465
1.75%, 2/15/2031(b) 245,000 233,628
Trane Technologies
Luxembourg Finance SA ,
4.50%, 3/21/2049 250,000 308,518
5,903,221
Insurance 0.7%
Aflac, Inc. ,
3.60%, 4/1/2030 500,000 559,134
Allstate Corp. (The) ,
(ICE LIBOR USD 3
Month + 2.12%), 6.50%,
5/15/2057(c) 195,000 262,762
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
American International Group,
Inc. ,
3.90%, 4/1/2026 175,000 194,135
4.25%, 3/15/2029 500,000 572,333
3.88%, 1/15/2035 250,000 282,470
4.80%, 7/10/2045 150,000 190,293
4.38%, 6/30/2050(b) 200,000 246,235
4.38%, 1/15/2055 250,000 306,578
Aon Corp. ,
2.80%, 5/15/2030 200,000 208,931
2.05%, 8/23/2031 50,000 48,669
2.90%, 8/23/2051(b) 50,000 48,189
Aon plc ,
4.60%, 6/14/2044 250,000 311,602
Arch Capital Finance LLC ,
5.03%, 12/15/2046 250,000 326,721
Berkshire Hathaway Finance
Corp. ,
4.30%, 5/15/2043 250,000 303,837
4.25%, 1/15/2049 300,000 365,732
2.85%, 10/15/2050(b) 45,000 44,346
2.50%, 1/15/2051(b) 230,000 212,381
Brighthouse Financial, Inc. ,
3.70%, 6/22/2027(b) 281,000 307,802
Chubb Corp. (The) ,
6.00%, 5/11/2037 165,000 237,839
Chubb INA Holdings, Inc. ,
2.70%, 3/13/2023 500,000 516,923
3.35%, 5/3/2026 90,000 98,169
4.35%, 11/3/2045 250,000 314,418
Enstar Group Ltd. ,
3.10%, 9/1/2031 80,000 78,709
Everest Reinsurance
Holdings, Inc. ,
3.13%, 10/15/2052 50,000 48,744
Fidelity National Financial,
Inc. ,
3.20%, 9/17/2051 35,000 33,378
First American Financial
Corp. ,
2.40%, 8/15/2031(b) 75,000 73,080
Globe Life, Inc. ,
2.15%, 8/15/2030 250,000 248,000
Hanover Insurance Group,
Inc. (The) ,
2.50%, 9/1/2030 100,000 100,395
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 309,000 435,440
Lincoln National Corp. ,
3.05%, 1/15/2030 500,000 532,539
Loews Corp. ,
4.13%, 5/15/2043 200,000 235,094
Manulife Financial Corp. ,
(USD ICE Swap Rate 5
Year + 1.65%), 4.06%,
2/24/2032(c) 500,000 548,153
Markel Corp. ,
3.35%, 9/17/2029 475,000 514,606
3.45%, 5/7/2052 100,000 103,253

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Marsh & McLennan Cos., Inc. ,
4.20%, 3/1/2048 500,000 610,749
MetLife, Inc. ,
3.60%, 11/13/2025 500,000 547,025
5.70%, 6/15/2035 159,000 216,917
6.40%, 12/15/2036 500,000 642,176
4.88%, 11/13/2043(b) 250,000 325,216
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(g) 105,000 128,625
Principal Financial Group, Inc. ,
3.40%, 5/15/2025 500,000 536,695
4.30%, 11/15/2046 200,000 241,369
Progressive Corp. (The) ,
6.25%, 12/1/2032 162,000 220,917
3.70%, 1/26/2045 250,000 283,752
Prudential Financial, Inc. ,
4.60%, 5/15/2044 250,000 317,769
3.91%, 12/7/2047 186,000 215,626
3.94%, 12/7/2049(b) 505,000 595,057
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040 250,000 345,197
4.10%, 3/4/2049 200,000 245,839
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 192,000 269,284
Unum Group ,
4.00%, 6/15/2029(b) 250,000 276,772
Willis North America, Inc. ,
4.50%, 9/15/2028 400,000 458,152
2.95%, 9/15/2029 65,000 67,969
XLIT Ltd. ,
4.45%, 3/31/2025 500,000 554,162
16,010,158
Interactive Media & Services 0.1%
Alphabet, Inc. ,
3.38%, 2/25/2024 750,000 801,594
0.45%, 8/15/2025(b) 45,000 44,446
2.00%, 8/15/2026 500,000 522,560
0.80%, 8/15/2027(b) 90,000 88,170
1.10%, 8/15/2030 165,000 155,876
1.90%, 8/15/2040 100,000 89,785
2.05%, 8/15/2050(b) 200,000 174,673
Baidu, Inc. ,
3.88%, 9/29/2023 400,000 422,352
4.38%, 3/29/2028 200,000 223,921
2,523,377
Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd. ,
3.40%, 12/6/2027 500,000 535,552
4.20%, 12/6/2047(b) 500,000 553,736
Amazon.com, Inc. ,
2.80%, 8/22/2024 250,000 264,947
1.00%, 5/12/2026(b) 250,000 249,709
3.15%, 8/22/2027 250,000 274,877
1.65%, 5/12/2028(b) 200,000 201,607
1.50%, 6/3/2030(b) 500,000 486,290
2.10%, 5/12/2031 300,000 303,887
Corporate Bonds
Principal
Amount ($) Value ($)
Internet & Direct Marketing Retail
Amazon.com, Inc.,
4.80%, 12/5/2034 500,000 637,179
3.88%, 8/22/2037 350,000 413,266
2.88%, 5/12/2041 200,000 206,284
4.05%, 8/22/2047 500,000 606,621
3.10%, 5/12/2051 300,000 313,635
4.25%, 8/22/2057 250,000 317,605
eBay, Inc. ,
1.40%, 5/10/2026 40,000 40,128
3.60%, 6/5/2027(b) 500,000 553,356
2.60%, 5/10/2031 75,000 76,482
3.65%, 5/10/2051(b) 100,000 107,170
6,142,331
IT Services 0.4%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028(b) 120,000 121,363
1.25%, 9/1/2030 400,000 380,286
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 215,000 234,390
2.60%, 5/1/2031 135,000 137,032
CGI, Inc. ,
1.45%, 9/14/2026(d) 50,000 49,475
2.30%, 9/14/2031(d) 50,000 48,578
DXC Technology Co. ,
1.80%, 9/15/2026 100,000 99,871
2.38%, 9/15/2028 100,000 98,822
Fidelity National Information
Services, Inc. ,
1.15%, 3/1/2026 95,000 94,173
1.65%, 3/1/2028 110,000 108,604
2.25%, 3/1/2031 270,000 268,000
3.10%, 3/1/2041 75,000 75,964
Fiserv, Inc. ,
2.75%, 7/1/2024 350,000 368,578
2.25%, 6/1/2027 400,000 412,579
3.50%, 7/1/2029 300,000 326,684
2.65%, 6/1/2030(b) 215,000 219,998
4.40%, 7/1/2049 200,000 239,469
Global Payments, Inc. ,
2.65%, 2/15/2025 250,000 261,302
4.45%, 6/1/2028(b) 300,000 341,305
3.20%, 8/15/2029 150,000 158,565
International Business
Machines Corp. ,
3.50%, 5/15/2029 400,000 442,046
1.95%, 5/15/2030(b) 400,000 395,056
5.88%, 11/29/2032 233,000 312,610
4.00%, 6/20/2042 500,000 577,075
4.25%, 5/15/2049(b) 300,000 363,764
Mastercard , Inc. ,
2.00%, 3/3/2025 300,000 311,835
3.30%, 3/26/2027(b) 60,000 65,960
2.95%, 6/1/2029 200,000 216,569
3.35%, 3/26/2030(b) 370,000 411,586
3.80%, 11/21/2046 250,000 291,829
PayPal Holdings, Inc. ,
1.35%, 6/1/2023 70,000 71,164

20 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
PayPal Holdings, Inc.,
2.40%, 10/1/2024 85,000 89,321
1.65%, 6/1/2025 95,000 97,351
2.85%, 10/1/2029 170,000 181,458
2.30%, 6/1/2030 100,000 102,487
3.25%, 6/1/2050(b) 120,000 129,471
Visa, Inc. ,
2.80%, 12/14/2022 250,000 256,564
3.15%, 12/14/2025 135,000 146,391
1.10%, 2/15/2031(b) 300,000 281,106
4.30%, 12/14/2045 750,000 941,490
Western Union Co. (The) ,
6.20%, 11/17/2036 150,000 191,137
9,921,308
Leisure Products 0.0%
†
Brunswick Corp. ,
2.40%, 8/18/2031 65,000 62,847
Hasbro, Inc. ,
3.00%, 11/19/2024 100,000 105,880
3.55%, 11/19/2026 100,000 108,858
3.90%, 11/19/2029 100,000 110,456
5.10%, 5/15/2044 100,000 120,801
508,842
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
3.88%, 7/15/2023 250,000 263,665
2.75%, 9/15/2029 165,000 172,172
PerkinElmer, Inc. ,
1.90%, 9/15/2028 60,000 59,553
3.30%, 9/15/2029 100,000 107,814
2.25%, 9/15/2031 35,000 34,527
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028(b) 115,000 114,605
2.60%, 10/1/2029(b) 325,000 339,232
2.00%, 10/15/2031 55,000 53,809
2.80%, 10/15/2041 30,000 29,924
5.30%, 2/1/2044 100,000 137,639
1,312,940
Machinery 0.2%
Caterpillar, Inc. ,
2.60%, 9/19/2029 70,000 73,768
6.05%, 8/15/2036(b) 177,000 255,464
3.25%, 9/19/2049 330,000 357,705
Deere & Co. ,
3.90%, 6/9/2042 250,000 297,109
Dover Corp. ,
2.95%, 11/4/2029 45,000 47,906
5.38%, 3/1/2041 100,000 129,923
Flowserve Corp. ,
3.50%, 9/15/2022 100,000 102,376
2.80%, 1/15/2032 100,000 98,960
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 200,000 259,382
Otis Worldwide Corp. ,
3.11%, 2/15/2040 300,000 307,500
Parker-Hannifin Corp. ,
4.20%, 11/21/2034 500,000 575,545
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Stanley Black & Decker, Inc. ,
4.25%, 11/15/2028 250,000 289,522
2.30%, 3/15/2030 500,000 513,106
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(f) 250,000 287,725
3,595,991
Media 0.8%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 410,000 461,096
2.25%, 1/15/2029 100,000 99,921
5.05%, 3/30/2029 150,000 175,633
2.30%, 2/1/2032 300,000 285,712
6.38%, 10/23/2035 500,000 657,449
3.50%, 3/1/2042 100,000 97,842
5.38%, 5/1/2047 400,000 478,918
5.75%, 4/1/2048 500,000 631,647
4.80%, 3/1/2050 400,000 448,882
3.85%, 4/1/2061 310,000 295,645
3.95%, 6/30/2062 100,000 96,469
Comcast Cable
Communications Holdings,
Inc. ,
9.46%, 11/15/2022 118,000 130,035
Comcast Corp. ,
3.60%, 3/1/2024 1,000,000 1,072,430
3.15%, 2/15/2028 500,000 542,723
3.40%, 4/1/2030 365,000 401,988
1.95%, 1/15/2031 200,000 196,268
4.25%, 1/15/2033 250,000 292,242
7.05%, 3/15/2033 295,000 427,257
4.40%, 8/15/2035(b) 200,000 237,020
6.50%, 11/15/2035 100,000 143,523
3.90%, 3/1/2038 250,000 283,885
3.40%, 7/15/2046 250,000 265,131
3.97%, 11/1/2047 743,000 848,368
4.70%, 10/15/2048 400,000 510,833
4.00%, 11/1/2049 863,000 999,500
2.45%, 8/15/2052(b) 300,000 264,735
2.94%, 11/1/2056(d) 677,000 639,485
Discovery Communications
LLC ,
3.45%, 3/15/2025 270,000 288,519
4.90%, 3/11/2026 115,000 130,694
3.95%, 3/20/2028 500,000 553,743
3.63%, 5/15/2030(b) 200,000 216,903
5.00%, 9/20/2037 125,000 150,013
4.00%, 9/15/2055(b) 387,000 404,685
Fox Corp. ,
5.58%, 1/25/2049(b) 300,000 403,988
Grupo Televisa SAB ,
6.63%, 1/15/2040 250,000 346,769
5.00%, 5/13/2045(b) 250,000 299,350
Interpublic Group of Cos., Inc.
(The) ,
2.40%, 3/1/2031(b) 160,000 160,603
3.38%, 3/1/2041(b) 220,000 230,854

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Time Warner Cable LLC ,
6.75%, 6/15/2039 700,000 958,081
ViacomCBS , Inc. ,
3.88%, 4/1/2024(b) 200,000 213,406
5.50%, 5/15/2033 118,000 149,140
4.38%, 3/15/2043 459,000 525,078
5.85%, 9/1/2043 200,000 272,555
4.60%, 1/15/2045 250,000 299,491
WPP Finance 2010 ,
3.75%, 9/19/2024 550,000 596,793
17,185,302
Metals & Mining 0.2%
Barrick Gold Corp. ,
5.25%, 4/1/2042 150,000 194,015
Barrick North America Finance
LLC ,
5.75%, 5/1/2043 250,000 344,362
BHP Billiton Finance USA Ltd. ,
6.42%, 3/1/2026 80,000 97,058
5.00%, 9/30/2043 400,000 532,808
Newmont Corp. ,
5.88%, 4/1/2035 236,000 312,757
4.88%, 3/15/2042 150,000 188,864
Nucor Corp. ,
4.00%, 8/1/2023 500,000 528,059
Reliance Steel & Aluminum
Co. ,
4.50%, 4/15/2023 250,000 262,495
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 206,000 280,914
Rio Tinto Finance USA plc ,
4.13%, 8/21/2042(b) 250,000 301,067
Southern Copper Corp. ,
3.88%, 4/23/2025 200,000 216,400
6.75%, 4/16/2040 250,000 348,000
5.88%, 4/23/2045(b) 230,000 310,960
Teck Resources Ltd. ,
6.25%, 7/15/2041(b) 250,000 333,615
Vale Overseas Ltd. ,
6.88%, 11/10/2039(b) 250,000 338,250
4,589,624
Multiline Retail 0.1%
Dollar General Corp. ,
3.25%, 4/15/2023 250,000 259,209
3.50%, 4/3/2030 500,000 549,980
Target Corp. ,
2.25%, 4/15/2025 280,000 292,077
2.50%, 4/15/2026(b) 750,000 800,564
2.35%, 2/15/2030 105,000 108,677
2.65%, 9/15/2030 450,000 477,352
3.63%, 4/15/2046 200,000 233,534
2,721,393
Multi-Utilities 0.4%
Ameren Corp. ,
2.50%, 9/15/2024 310,000 323,999
Ameren Illinois Co. ,
2.90%, 6/15/2051 100,000 101,451
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Berkshire Hathaway Energy
Co. ,
5.15%, 11/15/2043 500,000 652,172
Black Hills Corp. ,
3.05%, 10/15/2029 210,000 222,426
3.88%, 10/15/2049 100,000 107,206
CenterPoint Energy, Inc. ,
2.65%, 6/1/2031 85,000 86,796
Consolidated Edison Co. of
New York, Inc. ,
2.40%, 6/15/2031 50,000 50,584
3.95%, 3/1/2043 500,000 560,815
4.50%, 12/1/2045 500,000 605,029
3.70%, 11/15/2059 100,000 106,099
3.60%, 6/15/2061 200,000 208,973
Consumers Energy Co. ,
4.35%, 4/15/2049 300,000 373,226
3.10%, 8/15/2050 45,000 46,490
2.65%, 8/15/2052 25,000 23,652
2.50%, 5/1/2060 265,000 231,543
Delmarva Power & Light Co. ,
3.50%, 11/15/2023 250,000 264,309
Dominion Energy, Inc. ,
Series C, 2.25%, 8/15/2031 30,000 29,905
Series E, 6.30%, 3/15/2033 10,000 13,439
Series B, 5.95%, 6/15/2035 151,000 202,265
Series C, 4.90%, 8/1/2041 700,000 871,115
DTE Energy Co. ,
Series F, 1.05%, 6/1/2025 170,000 168,659
2.95%, 3/1/2030 50,000 52,210
NiSource, Inc. ,
0.95%, 8/15/2025(b) 160,000 158,089
1.70%, 2/15/2031(b) 85,000 80,069
5.95%, 6/15/2041 300,000 413,628
Puget Energy, Inc. ,
3.65%, 5/15/2025 250,000 266,945
2.38%, 6/15/2028(d) 200,000 200,044
Puget Sound Energy, Inc. ,
5.64%, 4/15/2041 200,000 270,722
San Diego Gas & Electric Co. ,
Series VVV, 1.70%,
10/1/2030 100,000 96,298
4.15%, 5/15/2048 200,000 240,035
Sempra Energy ,
4.05%, 12/1/2023 150,000 159,760
6.00%, 10/15/2039 220,000 302,355
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 250,000 237,994
4.40%, 6/1/2043 250,000 292,745
Series 21A, 3.15%,
9/30/2051(b) 100,000 100,162
WEC Energy Group, Inc. ,
3.55%, 6/15/2025 420,000 453,965
8,575,174

22 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels 1.9%
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026(b) 500,000 544,969
3.06%, 6/17/2041 50,000 50,484
3.00%, 2/24/2050 500,000 481,002
2.77%, 11/10/2050 300,000 276,795
3.00%, 3/17/2052 50,000 47,809
3.38%, 2/8/2061 50,000 49,758
BP Capital Markets plc ,
3.54%, 11/4/2024 250,000 270,382
3.72%, 11/28/2028 500,000 558,290
Canadian Natural Resources
Ltd. ,
3.90%, 2/1/2025 500,000 540,940
6.25%, 3/15/2038 340,000 452,159
Cenovus Energy, Inc. ,
2.65%, 1/15/2032 45,000 44,149
5.40%, 6/15/2047(b) 200,000 245,372
3.75%, 2/15/2052 25,000 24,294
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 250,000 289,027
3.70%, 11/15/2029 65,000 70,538
2.74%, 12/31/2039(d) 100,000 99,055
Chevron Corp. ,
1.14%, 5/11/2023 55,000 55,727
1.55%, 5/11/2025 200,000 204,486
2.95%, 5/16/2026 300,000 323,238
2.00%, 5/11/2027 120,000 123,781
2.24%, 5/11/2030(b) 60,000 61,515
2.98%, 5/11/2040 40,000 41,349
3.08%, 5/11/2050 25,000 25,877
Chevron USA, Inc. ,
0.69%, 8/12/2025(b) 140,000 138,485
1.02%, 8/12/2027(b) 120,000 117,303
3.85%, 1/15/2028 50,000 56,455
5.25%, 11/15/2043 150,000 202,272
4.95%, 8/15/2047 250,000 333,825
2.34%, 8/12/2050(b) 200,000 180,240
CNOOC Finance 2013 Ltd. ,
3.00%, 5/9/2023 750,000 774,323
3.30%, 9/30/2049 200,000 187,821
CNOOC Finance 2015 USA
LLC ,
3.50%, 5/5/2025 500,000 531,931
CNOOC Petroleum North
America ULC ,
5.88%, 3/10/2035 133,000 165,533
6.40%, 5/15/2037 200,000 265,156
ConocoPhillips ,
3.75%, 10/1/2027(d) 500,000 558,420
5.90%, 10/15/2032 177,000 234,882
6.50%, 2/1/2039 400,000 583,276
ConocoPhillips Co. ,
6.95%, 4/15/2029 250,000 333,988
4.30%, 11/15/2044 155,000 184,252
Devon Energy Corp. ,
4.75%, 5/15/2042 300,000 342,379
Diamondback Energy, Inc. ,
4.75%, 5/31/2025(b) 300,000 335,109
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Eastern Gas Transmission &
Storage, Inc. ,
3.00%, 11/15/2029(d) 200,000 209,946
Enable Midstream Partners
LP ,
5.00%, 5/15/2044(b)(f) 150,000 164,396
Enbridge Energy Partners LP ,
5.88%, 10/15/2025(b) 250,000 291,405
Enbridge, Inc. ,
0.55%, 10/4/2023 40,000 40,012
1.60%, 10/4/2026 95,000 95,332
3.70%, 7/15/2027 500,000 549,553
3.13%, 11/15/2029(b) 150,000 159,986
2.50%, 8/1/2033 200,000 200,775
4.00%, 11/15/2049(b) 250,000 279,775
3.40%, 8/1/2051(b) 65,000 65,485
Energy Transfer LP ,
3.45%, 1/15/2023 250,000 257,247
3.60%, 2/1/2023 500,000 515,505
4.90%, 2/1/2024 250,000 269,536
4.75%, 1/15/2026 250,000 279,410
3.75%, 5/15/2030(b) 60,000 64,834
6.05%, 6/1/2041 75,000 93,047
5.35%, 5/15/2045 500,000 583,125
5.30%, 4/15/2047 300,000 351,446
6.25%, 4/15/2049 500,000 657,005
Enterprise Products Operating
LLC ,
3.90%, 2/15/2024 750,000 800,407
2.80%, 1/31/2030(b) 120,000 125,378
6.13%, 10/15/2039 285,000 392,835
4.45%, 2/15/2043 500,000 575,824
4.25%, 2/15/2048 250,000 283,166
3.70%, 1/31/2051 350,000 370,228
3.20%, 2/15/2052 300,000 290,303
Equinor ASA ,
3.70%, 3/1/2024(b) 500,000 536,796
3.25%, 11/10/2024 500,000 537,322
3.70%, 4/6/2050 500,000 575,329
Exxon Mobil Corp. ,
1.57%, 4/15/2023 200,000 203,873
3.18%, 3/15/2024(b) 500,000 529,465
2.02%, 8/16/2024 100,000 104,051
2.71%, 3/6/2025(b) 500,000 528,643
3.04%, 3/1/2026 235,000 253,631
2.28%, 8/16/2026 100,000 105,121
3.29%, 3/19/2027(b) 200,000 219,592
3.48%, 3/19/2030 250,000 278,122
2.61%, 10/15/2030(b) 250,000 261,706
4.23%, 3/19/2040 200,000 237,432
3.10%, 8/16/2049 250,000 252,919
4.33%, 3/19/2050 326,000 399,318
3.45%, 4/15/2051 274,000 291,379
Hess Corp. ,
4.30%, 4/1/2027(b) 500,000 555,330
5.60%, 2/15/2041(b) 250,000 312,363
Kinder Morgan Energy
Partners LP ,
4.25%, 9/1/2024 250,000 271,963
5.80%, 3/15/2035 206,000 264,637

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Kinder Morgan Energy
Partners LP,
6.38%, 3/1/2041 250,000 342,439
5.00%, 8/15/2042 350,000 412,274
Kinder Morgan, Inc. ,
4.30%, 6/1/2025(b) 160,000 176,703
2.00%, 2/15/2031(b) 50,000 48,192
5.30%, 12/1/2034 350,000 431,960
5.05%, 2/15/2046 250,000 302,296
3.25%, 8/1/2050(b) 200,000 192,777
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 350,000 388,050
3.95%, 3/1/2050 25,000 26,550
Marathon Oil Corp. ,
6.80%, 3/15/2032 118,000 154,181
Marathon Petroleum Corp. ,
3.63%, 9/15/2024 250,000 268,263
6.50%, 3/1/2041 250,000 345,938
MPLX LP ,
4.50%, 7/15/2023 150,000 158,798
4.88%, 6/1/2025 250,000 279,381
1.75%, 3/1/2026 160,000 160,985
4.25%, 12/1/2027 750,000 842,705
4.00%, 3/15/2028 500,000 552,143
2.65%, 8/15/2030 190,000 190,652
4.50%, 4/15/2038(b) 250,000 279,084
4.70%, 4/15/2048 250,000 288,643
ONEOK Partners LP ,
4.90%, 3/15/2025 500,000 554,460
6.13%, 2/1/2041 100,000 128,552
ONEOK, Inc. ,
4.00%, 7/13/2027 500,000 554,145
4.35%, 3/15/2029 500,000 564,202
5.20%, 7/15/2048(b) 250,000 302,716
Phillips 66 ,
4.65%, 11/15/2034 200,000 238,460
5.88%, 5/1/2042 382,000 524,816
Phillips 66 Partners LP ,
3.61%, 2/15/2025 500,000 534,840
Pioneer Natural Resources
Co. ,
1.90%, 8/15/2030(b) 200,000 191,359
Plains All American Pipeline
LP ,
4.65%, 10/15/2025 500,000 554,090
5.15%, 6/1/2042 350,000 392,944
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 1,000,000 1,149,611
Suncor Energy, Inc. ,
6.50%, 6/15/2038 500,000 694,659
TotalEnergies Capital Canada
Ltd. ,
2.75%, 7/15/2023 750,000 782,460
TotalEnergies Capital
International SA ,
2.83%, 1/10/2030(b) 500,000 533,188
3.13%, 5/29/2050(b) 200,000 201,097
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
TransCanada PipeLines Ltd. ,
4.88%, 1/15/2026 285,000 326,054
4.25%, 5/15/2028(b) 500,000 569,231
4.63%, 3/1/2034 250,000 294,483
5.85%, 3/15/2036 750,000 977,709
Valero Energy Corp. ,
4.00%, 4/1/2029(b) 250,000 274,846
7.50%, 4/15/2032(b) 118,000 163,757
6.63%, 6/15/2037 200,000 270,080
Williams Cos., Inc. (The) ,
4.00%, 9/15/2025 500,000 547,934
3.50%, 11/15/2030(b) 400,000 434,544
5.80%, 11/15/2043 250,000 329,401
4.90%, 1/15/2045 350,000 418,885
43,442,136
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 250,000 390,219
Suzano Austria GmbH ,
5.00%, 1/15/2030 200,000 221,700
611,919
Personal Products 0.0%
†
Estee Lauder Cos., Inc. (The) ,
2.00%, 12/1/2024(b) 85,000 88,397
2.38%, 12/1/2029(b) 35,000 36,350
1.95%, 3/15/2031 100,000 99,749
3.13%, 12/1/2049 150,000 162,005
386,501
Pharmaceuticals 1.0%
Astrazeneca Finance LLC ,
1.20%, 5/28/2026 200,000 200,050
1.75%, 5/28/2028(b) 125,000 125,727
2.25%, 5/28/2031(b) 35,000 35,550
AstraZeneca plc ,
3.38%, 11/16/2025 500,000 545,541
0.70%, 4/8/2026(b) 200,000 195,802
1.38%, 8/6/2030(b) 200,000 190,324
6.45%, 9/15/2037 200,000 296,340
4.00%, 9/18/2042 250,000 296,817
2.13%, 8/6/2050(b) 85,000 73,307
3.00%, 5/28/2051(b) 180,000 185,665
Bristol-Myers Squibb Co. ,
3.25%, 2/20/2023 242,000 251,189
2.90%, 7/26/2024 319,000 338,695
3.88%, 8/15/2025 237,000 261,350
3.90%, 2/20/2028 250,000 282,642
3.25%, 8/1/2042 250,000 269,238
5.00%, 8/15/2045 300,000 403,320
4.55%, 2/20/2048 250,000 320,694
4.25%, 10/26/2049 400,000 496,150
Eli Lilly & Co. ,
2.75%, 6/1/2025 95,000 100,535
2.25%, 5/15/2050 300,000 271,199
GlaxoSmithKline Capital plc ,
0.53%, 10/1/2023 1,000,000 1,001,594
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028(b) 300,000 339,606

24 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
GlaxoSmithKline Capital, Inc.,
5.38%, 4/15/2034 201,000 267,282
4.20%, 3/18/2043 300,000 364,737
Johnson & Johnson ,
2.45%, 3/1/2026 250,000 266,183
4.95%, 5/15/2033 663,000 860,163
3.63%, 3/3/2037 100,000 115,296
3.70%, 3/1/2046 250,000 293,571
3.75%, 3/3/2047(b) 100,000 118,924
2.45%, 9/1/2060 500,000 466,403
Merck & Co., Inc. ,
2.80%, 5/18/2023 500,000 519,682
2.75%, 2/10/2025 220,000 232,918
3.90%, 3/7/2039 100,000 116,696
3.60%, 9/15/2042 250,000 283,109
4.15%, 5/18/2043 350,000 425,407
4.00%, 3/7/2049 350,000 421,156
Novartis Capital Corp. ,
3.10%, 5/17/2027(b) 500,000 544,085
4.40%, 5/6/2044 200,000 254,987
4.00%, 11/20/2045 200,000 241,421
Pfizer, Inc. ,
3.40%, 5/15/2024 500,000 536,410
0.80%, 5/28/2025 125,000 124,545
2.63%, 4/1/2030 100,000 105,593
1.70%, 5/28/2030(b) 140,000 138,062
1.75%, 8/18/2031 100,000 97,730
7.20%, 3/15/2039 525,000 841,380
2.55%, 5/28/2040 45,000 44,695
4.00%, 3/15/2049(b) 500,000 604,927
2.70%, 5/28/2050(b) 65,000 63,938
Pharmacia LLC ,
6.60%, 12/1/2028(f) 177,000 234,574
Royalty Pharma plc ,
2.20%, 9/2/2030(b) 50,000 48,878
2.15%, 9/2/2031(b) 35,000 33,703
3.55%, 9/2/2050(b) 300,000 294,699
3.35%, 9/2/2051 50,000 47,372
Shire Acquisitions Investments
Ireland DAC ,
2.88%, 9/23/2023 500,000 521,249
3.20%, 9/23/2026(b) 925,000 997,766
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 200,000 196,863
3.03%, 7/9/2040(b) 200,000 203,060
3.18%, 7/9/2050 300,000 304,013
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026 800,000 881,279
5.25%, 6/15/2046 200,000 244,633
Viatris , Inc. ,
1.65%, 6/22/2025(d) 200,000 202,001
2.30%, 6/22/2027(d) 400,000 408,432
2.70%, 6/22/2030(d) 150,000 151,635
4.00%, 6/22/2050(d) 200,000 212,573
Wyeth LLC ,
6.50%, 2/1/2034 206,000 294,622
Zoetis, Inc. ,
3.25%, 2/1/2023 600,000 618,328
4.50%, 11/13/2025 230,000 258,884
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Zoetis, Inc.,
3.90%, 8/20/2028 350,000 393,300
3.00%, 5/15/2050(b) 300,000 302,129
21,680,628
Professional Services 0.1%
Equifax, Inc. ,
2.35%, 9/15/2031 100,000 98,444
Thomson Reuters Corp. ,
4.30%, 11/23/2023 500,000 534,702
3.35%, 5/15/2026 280,000 302,322
Verisk Analytics, Inc. ,
4.00%, 6/15/2025 250,000 275,384
3.63%, 5/15/2050 85,000 90,316
1,301,168
Real Estate Management & Development 0.0%
†
CBRE Services, Inc. ,
4.88%, 3/1/2026 500,000 570,207
Road & Rail 0.5%
Burlington Northern Santa Fe
LLC ,
3.85%, 9/1/2023 150,000 158,730
3.75%, 4/1/2024 500,000 535,431
3.65%, 9/1/2025 250,000 274,282
3.25%, 6/15/2027(b) 500,000 551,269
4.55%, 9/1/2044 250,000 315,496
4.70%, 9/1/2045 250,000 323,223
3.90%, 8/1/2046 200,000 233,111
4.05%, 6/15/2048 250,000 299,379
3.55%, 2/15/2050 250,000 280,358
Canadian National Railway
Co. ,
6.90%, 7/15/2028 242,000 318,397
6.20%, 6/1/2036 236,000 333,508
2.45%, 5/1/2050(b) 85,000 78,107
Canadian Pacific Railway Co. ,
5.95%, 5/15/2037 250,000 343,052
6.13%, 9/15/2115 100,000 151,005
CSX Corp. ,
4.10%, 3/15/2044 250,000 290,375
4.30%, 3/1/2048 250,000 303,248
4.50%, 3/15/2049 150,000 186,405
3.95%, 5/1/2050 350,000 407,847
Kansas City Southern ,
2.88%, 11/15/2029 160,000 167,937
4.20%, 11/15/2069 65,000 75,285
Norfolk Southern Corp. ,
2.55%, 11/1/2029 100,000 103,879
2.30%, 5/15/2031(b) 200,000 201,992
4.45%, 6/15/2045 500,000 612,545
3.40%, 11/1/2049(b) 170,000 181,200
2.90%, 8/25/2051(b) 100,000 97,216
Ryder System, Inc. ,
2.50%, 9/1/2024 75,000 78,388
2.90%, 12/1/2026(b) 270,000 287,645
Union Pacific Corp. ,
2.75%, 4/15/2023(b) 750,000 772,492
3.25%, 8/15/2025 500,000 537,939

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Union Pacific Corp.,
2.15%, 2/5/2027 55,000 56,972
3.95%, 9/10/2028 500,000 566,590
2.38%, 5/20/2031(b) 200,000 204,866
3.60%, 9/15/2037 500,000 556,784
3.20%, 5/20/2041 100,000 105,419
4.05%, 11/15/2045 220,000 256,247
4.05%, 3/1/2046 340,000 393,793
4.50%, 9/10/2048 250,000 316,055
2.95%, 3/10/2052(b) 35,000 34,794
3.95%, 8/15/2059 60,000 70,133
11,061,394
Semiconductors & Semiconductor Equipment 0.6%
Analog Devices, Inc. ,
2.80%, 10/1/2041 25,000 25,003
Applied Materials, Inc. ,
3.30%, 4/1/2027 200,000 219,819
1.75%, 6/1/2030 60,000 59,073
5.10%, 10/1/2035 250,000 326,965
2.75%, 6/1/2050 85,000 83,248
Broadcom Corp. ,
3.88%, 1/15/2027 500,000 549,460
Broadcom, Inc. ,
3.15%, 11/15/2025 26,000 27,788
4.75%, 4/15/2029(b) 200,000 229,690
4.15%, 11/15/2030 285,000 315,772
4.30%, 11/15/2032(b) 200,000 224,127
3.42%, 4/15/2033(d) 84,000 86,954
3.47%, 4/15/2034(d) 1,300,000 1,338,658
3.50%, 2/15/2041(d) 300,000 296,426
Intel Corp. ,
3.40%, 3/25/2025(b) 300,000 324,205
3.70%, 7/29/2025 500,000 547,245
3.75%, 3/25/2027(b) 200,000 224,460
1.60%, 8/12/2028(b) 75,000 74,731
3.90%, 3/25/2030(b) 400,000 458,846
2.00%, 8/12/2031 100,000 99,455
2.80%, 8/12/2041 30,000 29,907
4.10%, 5/11/2047 300,000 354,132
3.73%, 12/8/2047 443,000 494,202
4.75%, 3/25/2050(b) 400,000 522,678
KLA Corp. ,
4.65%, 11/1/2024 215,000 237,148
3.30%, 3/1/2050 220,000 231,470
Lam Research Corp. ,
3.80%, 3/15/2025 255,000 277,862
1.90%, 6/15/2030(b) 90,000 89,728
2.88%, 6/15/2050 85,000 85,236
Maxim Integrated Products,
Inc. ,
3.38%, 3/15/2023 350,000 361,989
Micron Technology, Inc. ,
4.64%, 2/6/2024 60,000 65,075
5.33%, 2/6/2029 150,000 178,372
NVIDIA Corp. ,
1.55%, 6/15/2028 365,000 363,512
2.85%, 4/1/2030 360,000 385,775
2.00%, 6/15/2031 200,000 198,943
3.50%, 4/1/2050 280,000 313,721
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
NXP BV ,
2.70%, 5/1/2025(d) 25,000 26,111
3.88%, 6/18/2026(b)(d) 35,000 38,560
4.30%, 6/18/2029(d) 100,000 113,341
3.40%, 5/1/2030(d) 35,000 37,991
2.50%, 5/11/2031(b)(d) 190,000 191,768
3.25%, 5/11/2041(d) 195,000 201,401
QUALCOMM, Inc. ,
3.25%, 5/20/2027 250,000 274,225
1.30%, 5/20/2028 73,000 71,486
2.15%, 5/20/2030(b) 80,000 81,217
1.65%, 5/20/2032 590,000 561,913
4.65%, 5/20/2035 500,000 622,676
Skyworks Solutions, Inc. ,
3.00%, 6/1/2031 40,000 40,894
Texas Instruments, Inc. ,
1.38%, 3/12/2025 200,000 203,527
2.25%, 9/4/2029 300,000 311,444
1.90%, 9/15/2031(b) 80,000 79,423
2.70%, 9/15/2051 100,000 98,380
Xilinx, Inc. ,
2.38%, 6/1/2030 300,000 306,079
12,962,111
Software 0.6%
Adobe, Inc. ,
1.70%, 2/1/2023 30,000 30,558
1.90%, 2/1/2025 30,000 30,981
3.25%, 2/1/2025 135,000 144,907
2.15%, 2/1/2027 245,000 256,699
2.30%, 2/1/2030 600,000 620,611
Microsoft Corp. ,
2.65%, 11/3/2022 500,000 510,871
2.00%, 8/8/2023 250,000 257,388
3.63%, 12/15/2023(b) 400,000 425,582
2.88%, 2/6/2024 365,000 384,130
2.40%, 8/8/2026 465,000 493,960
3.50%, 2/12/2035 325,000 374,227
3.45%, 8/8/2036 239,000 273,494
2.53%, 6/1/2050 1,336,000 1,285,575
2.92%, 3/17/2052 1,075,000 1,111,332
Oracle Corp. ,
2.50%, 10/15/2022 500,000 511,327
2.63%, 2/15/2023(b) 500,000 514,906
2.40%, 9/15/2023 1,000,000 1,034,606
2.50%, 4/1/2025 100,000 104,612
2.65%, 7/15/2026 190,000 200,228
2.95%, 4/1/2030 600,000 628,521
3.25%, 5/15/2030(b) 250,000 267,515
2.88%, 3/25/2031 500,000 514,499
5.38%, 7/15/2040 350,000 440,988
4.50%, 7/8/2044(b) 650,000 747,009
4.13%, 5/15/2045 200,000 215,358
4.00%, 7/15/2046 500,000 529,688
4.00%, 11/15/2047 500,000 533,936
3.60%, 4/1/2050 800,000 800,959
salesforce.com, Inc. ,
1.95%, 7/15/2031(b) 35,000 34,834
2.90%, 7/15/2051 40,000 39,900

26 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Software
ServiceNow , Inc. ,
1.40%, 9/1/2030 145,000 135,998
VMware, Inc. ,
4.70%, 5/15/2030 300,000 353,654
13,808,853
Specialty Retail 0.4%
AutoNation, Inc. ,
1.95%, 8/1/2028 45,000 44,373
2.40%, 8/1/2031 90,000 87,713
AutoZone, Inc. ,
3.25%, 4/15/2025 325,000 347,269
Best Buy Co., Inc. ,
1.95%, 10/1/2030 125,000 121,713
Home Depot, Inc. (The) ,
2.70%, 4/1/2023 500,000 515,214
2.50%, 4/15/2027 200,000 212,260
2.80%, 9/14/2027(b) 750,000 809,752
0.90%, 3/15/2028(b) 130,000 124,495
1.50%, 9/15/2028 100,000 98,916
3.90%, 12/6/2028(b) 300,000 343,247
1.38%, 3/15/2031(b) 300,000 284,507
1.88%, 9/15/2031 100,000 98,172
5.95%, 4/1/2041 150,000 214,322
4.20%, 4/1/2043 250,000 298,975
4.40%, 3/15/2045 600,000 748,613
3.35%, 4/15/2050 335,000 362,428
2.38%, 3/15/2051(b) 200,000 180,560
2.75%, 9/15/2051(b) 100,000 97,378
Lowe's Cos., Inc. ,
3.13%, 9/15/2024(b) 400,000 425,715
4.00%, 4/15/2025(b) 500,000 547,906
3.10%, 5/3/2027(b) 250,000 270,526
1.30%, 4/15/2028 170,000 165,381
1.70%, 9/15/2028 80,000 79,300
6.50%, 3/15/2029 236,000 302,087
3.65%, 4/5/2029 400,000 442,871
1.70%, 10/15/2030(b) 75,000 71,706
2.80%, 9/15/2041 60,000 58,366
4.05%, 5/3/2047 250,000 287,017
3.00%, 10/15/2050 345,000 336,419
O'Reilly Automotive, Inc. ,
3.55%, 3/15/2026 300,000 328,704
TJX Cos., Inc. (The) ,
2.25%, 9/15/2026 500,000 524,772
Tractor Supply Co. ,
1.75%, 11/1/2030 55,000 52,802
8,883,479
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. ,
0.75%, 5/11/2023 75,000 75,547
2.50%, 2/9/2025 595,000 625,599
1.13%, 5/11/2025 140,000 141,016
0.55%, 8/20/2025(b) 500,000 492,438
3.25%, 2/23/2026 1,130,000 1,229,233
2.45%, 8/4/2026 625,000 661,327
3.35%, 2/9/2027 1,000,000 1,102,699
1.40%, 8/5/2028(b) 50,000 49,195
2.20%, 9/11/2029(b) 235,000 241,973
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Apple, Inc.,
1.65%, 5/11/2030(b) 300,000 294,309
1.25%, 8/20/2030 500,000 473,635
1.65%, 2/8/2031(b) 250,000 243,318
1.70%, 8/5/2031 50,000 48,656
3.85%, 5/4/2043 550,000 642,588
4.38%, 5/13/2045 355,000 447,249
4.65%, 2/23/2046 460,000 598,646
2.65%, 5/11/2050 300,000 288,422
2.40%, 8/20/2050(b) 400,000 366,797
2.65%, 2/8/2051 100,000 95,661
2.70%, 8/5/2051 50,000 48,213
2.55%, 8/20/2060 400,000 364,629
2.85%, 8/5/2061 50,000 48,245
Dell International LLC ,
5.45%, 6/15/2023 350,000 375,386
4.00%, 7/15/2024 200,000 216,360
8.35%, 7/15/2046 400,000 648,742
Hewlett Packard Enterprise
Co. ,
2.25%, 4/1/2023 500,000 512,308
6.35%, 10/15/2045 250,000 335,668
HP, Inc. ,
1.45%, 6/17/2026(b)(d) 155,000 154,169
2.65%, 6/17/2031(d) 50,000 49,505
6.00%, 9/15/2041(b) 250,000 322,760
11,194,293
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030(b) 400,000 430,128
3.88%, 11/1/2045 250,000 296,687
3.38%, 3/27/2050 200,000 223,158
949,973
Thrifts & Mortgage Finance 0.0%
†
BPCE SA ,
4.00%, 4/15/2024 475,000 514,417
Tobacco 0.3%
Altria Group, Inc. ,
4.40%, 2/14/2026 160,000 179,704
4.50%, 5/2/2043 250,000 265,323
5.38%, 1/31/2044 170,000 200,128
5.95%, 2/14/2049 500,000 633,235
3.70%, 2/4/2051 300,000 282,463
BAT Capital Corp. ,
3.22%, 8/15/2024 500,000 530,053
4.70%, 4/2/2027 100,000 112,967
3.56%, 8/15/2027 750,000 808,075
4.39%, 8/15/2037 500,000 537,017
4.54%, 8/15/2047 300,000 310,787
4.76%, 9/6/2049 300,000 324,299
Philip Morris International,
Inc. ,
2.63%, 3/6/2023 1,000,000 1,031,339
6.38%, 5/16/2038 460,000 645,195
3.88%, 8/21/2042 250,000 271,237
Reynolds American, Inc. ,
4.45%, 6/12/2025 500,000 551,210

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Reynolds American, Inc.,
5.70%, 8/15/2035 120,000 143,625
6,826,657
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
2.30%, 2/1/2025(b) 75,000 77,036
3.25%, 3/1/2025 1,000,000 1,055,789
1.88%, 8/17/2026 80,000 79,721
2.10%, 9/1/2028 100,000 97,083
3.25%, 10/1/2029(b) 250,000 260,090
Aircastle Ltd. ,
5.00%, 4/1/2023 100,000 106,233
4.13%, 5/1/2024 300,000 319,118
GATX Corp. ,
3.25%, 9/15/2026(b) 500,000 530,056
3.10%, 6/1/2051 90,000 85,051
WW Grainger, Inc. ,
3.75%, 5/15/2046(b) 250,000 286,126
2,896,303
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 500,000 600,503
Essential Utilities, Inc. ,
3.35%, 4/15/2050 200,000 205,250
805,753
Wireless Telecommunication Services 0.3%
America Movil SAB de CV ,
6.38%, 3/1/2035 177,000 248,176
6.13%, 3/30/2040 350,000 492,492
Rogers Communications, Inc. ,
3.00%, 3/15/2023 600,000 617,946
5.00%, 3/15/2044 250,000 307,459
3.70%, 11/15/2049 100,000 103,881
T-Mobile USA, Inc. ,
3.50%, 4/15/2025 500,000 538,654
3.75%, 4/15/2027 500,000 550,845
2.05%, 2/15/2028 100,000 100,800
3.88%, 4/15/2030 750,000 828,121
2.55%, 2/15/2031 500,000 501,782
4.38%, 4/15/2040 250,000 288,042
3.00%, 2/15/2041(b) 400,000 387,013
4.50%, 4/15/2050 300,000 349,731
3.40%, 10/15/2052(d) 50,000 48,764
3.60%, 11/15/2060(d) 50,000 49,159
Vodafone Group plc ,
4.13%, 5/30/2025(b) 500,000 553,172
7.88%, 2/15/2030 206,000 291,626
4.38%, 2/19/2043 500,000 580,893
5.25%, 5/30/2048 500,000 647,186
4.25%, 9/17/2050 40,000 46,096
7,531,838
Total Corporate Bonds
(cost $535,782,081)
581,172,638
Foreign Government Securities 1.8%
Principal
Amount ($) Value ($)
CANADA 0.3%
Province of Alberta ,
3.35%, 11/1/2023 500,000 530,359
3.30%, 3/15/2028 500,000 555,248
Province of British Columbia ,
2.00%, 10/23/2022 500,000 509,565
Province of Ontario ,
2.20%, 10/3/2022 1,000,000 1,019,669
3.05%, 1/29/2024 500,000 529,373
2.00%, 10/2/2029 1,000,000 1,027,638
Province of Quebec ,
2.63%, 2/13/2023(b) 500,000 515,869
2.50%, 4/9/2024 500,000 524,856
7.50%, 9/15/2029 578,000 824,212
6,036,789
CHILE 0.1%
Republic of Chile ,
3.13%, 3/27/2025(b) 750,000 798,090
3.24%, 2/6/2028 500,000 531,325
2.45%, 1/31/2031 500,000 494,965
2.55%, 1/27/2032(b) 500,000 495,415
3.63%, 10/30/2042 400,000 416,936
2,736,731
GERMANY 0.0%
†
FMS Wertmanagement AoeR ,
2.75%, 1/30/2024 600,000 631,579
HUNGARY 0.0%
†
Hungary Government Bond ,
5.38%, 3/25/2024 500,000 554,800
7.63%, 3/29/2041(b) 250,000 416,250
971,050
INDONESIA 0.1%
Republic of Indonesia ,
4.10%, 4/24/2028 1,000,000 1,122,843
2.85%, 2/14/2030(b) 500,000 516,155
5.35%, 2/11/2049(b) 200,000 257,482
4.20%, 10/15/2050 200,000 221,217
4.45%, 4/15/2070 200,000 227,763
2,345,460
ISRAEL 0.1%
State of Israel Government
Bond ,
3.15%, 6/30/2023 500,000 522,570
3.25%, 1/17/2028(b) 1,000,000 1,096,460
3.38%, 1/15/2050 200,000 212,011
3.88%, 7/3/2050 200,000 227,820
4.50%, 4/3/2120 200,000 251,050
2,309,911
ITALY 0.0%
†
Italian Republic Government
Bond ,
6.88%, 9/27/2023 251,000 281,311
5.38%, 6/15/2033(b) 291,000 365,433

28 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
ITALY
Italian Republic Government
Bond (continued)
4.00%, 10/17/2049 400,000 440,319
1,087,063
JAPAN 0.2%
Japan Bank for International
Cooperation ,
2.38%, 11/16/2022 1,000,000 1,023,273
2.50%, 5/23/2024 2,000,000 2,098,536
2.38%, 4/20/2026 500,000 527,914
1.88%, 7/21/2026 500,000 515,639
4,165,362
MEXICO 0.3%
United Mexican States ,
4.00%, 10/2/2023 258,000 275,190
3.75%, 1/11/2028(b) 1,000,000 1,087,090
2.66%, 5/24/2031(b) 700,000 675,311
6.75%, 9/27/2034 996,000 1,309,750
6.05%, 1/11/2040(b) 400,000 489,236
4.75%, 3/8/2044 600,000 638,526
5.55%, 1/21/2045 500,000 584,530
4.60%, 1/23/2046 347,000 359,586
4.35%, 1/15/2047(b) 500,000 500,540
5,919,759
PANAMA 0.1%
Republic of Panama ,
6.70%, 1/26/2036 250,000 332,273
4.30%, 4/29/2053 500,000 528,915
4.50%, 4/1/2056 400,000 435,180
3.87%, 7/23/2060 200,000 195,584
1,491,952
PERU 0.1%
Republic of Peru ,
4.13%, 8/25/2027 750,000 829,207
2.78%, 1/23/2031 500,000 494,800
8.75%, 11/21/2033 500,000 772,845
5.63%, 11/18/2050(b) 300,000 405,822
2,502,674
PHILIPPINES 0.2%
Republic of Philippines ,
4.20%, 1/21/2024 500,000 535,965
9.50%, 2/2/2030 500,000 774,370
2.46%, 5/5/2030 500,000 510,185
7.75%, 1/14/2031 200,000 288,050
6.38%, 10/23/2034 500,000 690,253
3.70%, 2/2/2042 600,000 634,644
3,433,467
POLAND 0.0%
†
Republic of Poland ,
4.00%, 1/22/2024 500,000 539,089
SOUTH KOREA 0.1%
Export-Import Bank of Korea ,
2.38%, 4/21/2027 1,000,000 1,050,381
Foreign Government Securities
Principal
Amount ($) Value ($)
SOUTH KOREA
Republic of Korea ,
5.63%, 11/3/2025 300,000 353,478
4.13%, 6/10/2044 250,000 318,647
1,722,506
SWEDEN 0.1%
Svensk Exportkredit AB ,
1.63%, 11/14/2022 200,000 203,083
0.75%, 4/6/2023 1,000,000 1,006,710
1,209,793
URUGUAY 0.1%
Oriental Republic of Uruguay ,
4.38%, 10/27/2027 1,250,000 1,433,138
5.10%, 6/18/2050 700,000 889,721
2,322,859
Total Foreign Government Securities
(cost $37,333,171)
39,426,044
Mortgage-Backed Securities 27.1%
FHLMC Gold Pool
Pool# C90719
5.00%, 10/1/2023 52,331 57,456
Pool# J09912
4.00%, 6/1/2024 124,624 132,020
Pool# C00351
8.00%, 7/1/2024 126 134
Pool# G13900
5.00%, 12/1/2024 4 4
Pool# D60780
8.00%, 6/1/2025 453 466
Pool# G30267
5.00%, 8/1/2025 27,317 29,982
Pool# E02746
3.50%, 11/1/2025 90,020 96,078
Pool# J13883
3.50%, 12/1/2025 194,327 207,459
Pool# J14732
4.00%, 3/1/2026 102,857 109,269
Pool# E02896
3.50%, 5/1/2026 105,771 112,907
Pool# J18127
3.00%, 3/1/2027 115,350 121,743
Pool# J18702
3.00%, 3/1/2027 108,969 114,999
Pool# J19106
3.00%, 5/1/2027 49,619 52,575
Pool# J20471
3.00%, 9/1/2027 215,534 227,502
Pool# D82854
7.00%, 10/1/2027 104 105
Pool# G14609
3.00%, 11/1/2027 302,240 319,007
Pool# C00566
7.50%, 12/1/2027 494 558
Pool# G15100
2.50%, 7/1/2028 135,539 142,197

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 29
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C18271
7.00%, 11/1/2028 1,757 1,935
Pool# C00678
7.00%, 11/1/2028 604 686
Pool# C00836
7.00%, 7/1/2029 400 460
Pool# C31285
7.00%, 9/1/2029 657 720
Pool# C31282
7.00%, 9/1/2029 56 57
Pool# G18536
2.50%, 1/1/2030 1,878,886 1,966,944
Pool# C37436
8.00%, 1/1/2030 1,077 1,255
Pool# C36429
7.00%, 2/1/2030 556 573
Pool# C36306
7.00%, 2/1/2030 547 568
Pool# C00921
7.50%, 2/1/2030 747 860
Pool# G01108
7.00%, 4/1/2030 274 311
Pool# C37703
7.50%, 4/1/2030 601 631
Pool# G18552
3.00%, 5/1/2030 684,764 724,547
Pool# U49055
3.00%, 6/1/2030 77,858 82,293
Pool# J32243
3.00%, 7/1/2030 524,132 555,465
Pool# J32257
3.00%, 7/1/2030 105,516 111,667
Pool# J32255
3.00%, 7/1/2030 101,031 107,080
Pool# C41561
8.00%, 8/1/2030 1,740 1,814
Pool# C01051
8.00%, 9/1/2030 1,223 1,443
Pool# C43550
7.00%, 10/1/2030 1,286 1,327
Pool# C44017
7.50%, 10/1/2030 406 412
Pool# C43967
8.00%, 10/1/2030 2,728 2,740
Pool# C44957
8.00%, 11/1/2030 792 808
Pool# J33361
3.00%, 12/1/2030 241,789 255,804
Pool# G18578
3.00%, 12/1/2030 230,653 243,364
Pool# J33315
3.00%, 12/1/2030 96,860 102,481
Pool# C01103
7.50%, 12/1/2030 627 743
Pool# C46932
7.50%, 1/1/2031 593 614
Pool# G18587
3.00%, 2/1/2031 171,486 181,428
Pool# G18592
3.00%, 3/1/2031 188,094 199,004
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C48206
7.50%, 3/1/2031 1,570 1,577
Pool# C91366
4.50%, 4/1/2031 55,994 61,118
Pool# G18601
3.00%, 5/1/2031 109,882 116,264
Pool# G18605
3.00%, 6/1/2031 64,370 68,108
Pool# J34627
3.00%, 6/1/2031 14,578 15,427
Pool# C91377
4.50%, 6/1/2031 30,451 33,239
Pool# C53324
7.00%, 6/1/2031 1,443 1,537
Pool# C01209
8.00%, 6/1/2031 304 309
Pool# J35107
2.50%, 8/1/2031 111,540 117,176
Pool# G01309
7.00%, 8/1/2031 749 851
Pool# G01311
7.00%, 9/1/2031 6,023 6,833
Pool# C01222
7.00%, 9/1/2031 762 890
Pool# G01315
7.00%, 9/1/2031 209 239
Pool# J35522
2.50%, 10/1/2031 403,878 422,866
Pool# C60012
7.00%, 11/1/2031 641 662
Pool# C61298
8.00%, 11/1/2031 2,295 2,354
Pool# J35957
2.50%, 12/1/2031 576,435 603,526
Pool# C61105
7.00%, 12/1/2031 4,923 5,315
Pool# C01305
7.50%, 12/1/2031 643 722
Pool# C63171
7.00%, 1/1/2032 4,183 4,750
Pool# V61548
2.50%, 2/1/2032 545,170 572,810
Pool# D99004
3.50%, 3/1/2032 99,172 106,299
Pool# G30577
3.50%, 4/1/2032 197,293 210,939
Pool# G01391
7.00%, 4/1/2032 10,361 11,923
Pool# C01345
7.00%, 4/1/2032 3,325 3,898
Pool# C01370
8.00%, 4/1/2032 928 1,058
Pool# C01381
8.00%, 5/1/2032 10,825 12,638
Pool# C68290
7.00%, 6/1/2032 2,174 2,372
Pool# C68300
7.00%, 6/1/2032 903 907
Pool# D99266
3.50%, 7/1/2032 160,011 172,411

30 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G01449
7.00%, 7/1/2032 6,592 7,555
Pool# C69908
7.00%, 8/1/2032 22,530 25,446
Pool# C91558
3.50%, 9/1/2032 32,057 34,361
Pool# G16407
2.50%, 1/1/2033 302,192 319,189
Pool# G16408
2.50%, 1/1/2033 211,501 223,000
Pool# G01536
7.00%, 3/1/2033 8,920 10,370
Pool# C01528
5.00%, 4/1/2033 46,566 52,882
Pool# G30646
3.00%, 5/1/2033 201,132 214,773
Pool# G30642
3.00%, 5/1/2033 98,292 104,921
Pool# K90535
3.00%, 5/1/2033 42,165 45,013
Pool# G18693
4.00%, 5/1/2033 83,412 89,172
Pool# G18696
3.50%, 7/1/2033 21,232 22,708
Pool# A16419
6.50%, 11/1/2033 14,333 16,103
Pool# C01806
7.00%, 1/1/2034 11,482 12,208
Pool# A21356
6.50%, 4/1/2034 45,387 52,097
Pool# C01851
6.50%, 4/1/2034 19,758 22,623
Pool# A24301
6.50%, 5/1/2034 26,538 29,816
Pool# A22067
6.50%, 5/1/2034 21,050 24,498
Pool# G18737
3.50%, 6/1/2034 137,710 147,438
Pool# A24988
6.50%, 7/1/2034 10,586 11,894
Pool# G01741
6.50%, 10/1/2034 7,414 8,444
Pool# G08023
6.50%, 11/1/2034 15,165 17,847
Pool# A33137
6.50%, 1/1/2035 3,614 4,060
Pool# G01947
7.00%, 5/1/2035 7,739 8,931
Pool# G08073
5.50%, 8/1/2035 73,346 85,274
Pool# A37135
5.50%, 9/1/2035 97,172 112,585
Pool# A47368
5.00%, 10/1/2035 94,338 107,696
Pool# A38531
5.50%, 10/1/2035 191,211 222,318
Pool# A38255
5.50%, 10/1/2035 112,788 131,130
Pool# G08088
6.50%, 10/1/2035 77,903 91,357
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A39759
5.50%, 11/1/2035 5,870 6,773
Pool# A40376
5.50%, 12/1/2035 3,836 4,443
Pool# A42305
5.50%, 1/1/2036 8,252 9,360
Pool# A41548
7.00%, 1/1/2036 11,307 11,850
Pool# G08111
5.50%, 2/1/2036 100,771 117,161
Pool# A43886
5.50%, 3/1/2036 313,785 361,853
Pool# A43885
5.50%, 3/1/2036 206,119 233,871
Pool# A43884
5.50%, 3/1/2036 117,130 131,188
Pool# A48378
5.50%, 3/1/2036 94,943 106,420
Pool# A43861
5.50%, 3/1/2036 46,743 52,453
Pool# G08116
5.50%, 3/1/2036 21,878 25,437
Pool# A48735
5.50%, 5/1/2036 6,863 7,678
Pool# A53039
6.50%, 10/1/2036 44,140 49,594
Pool# G05254
5.00%, 1/1/2037 69,533 79,311
Pool# G04331
5.00%, 2/1/2037 67,536 77,032
Pool# G05941
6.00%, 2/1/2037 338,078 399,273
Pool# G03620
6.50%, 10/1/2037 2,078 2,464
Pool# G03721
6.00%, 12/1/2037 30,629 36,206
Pool# G03969
6.00%, 2/1/2038 32,878 38,843
Pool# C91982
3.50%, 3/1/2038 123,463 131,537
Pool# G04913
5.00%, 3/1/2038 122,577 140,013
Pool# G05299
4.50%, 6/1/2038 113,668 126,522
Pool# G04581
6.50%, 8/1/2038 61,946 70,869
Pool# C92013
3.50%, 9/1/2038 328,747 350,173
Pool# A81674
6.00%, 9/1/2038 199,031 235,274
Pool# G05459
5.50%, 5/1/2039 906,583 1,055,669
Pool# G05535
4.50%, 7/1/2039 328,304 368,199
Pool# A89500
4.50%, 10/1/2039 32,556 36,120
Pool# A91165
5.00%, 2/1/2040 1,411,415 1,608,728
Pool# G60342
4.50%, 5/1/2042 330,395 368,793

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 31
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G60195
4.00%, 6/1/2042 430,955 476,566
Pool# Q08977
4.00%, 6/1/2042 82,381 89,165
Pool# Q09824
4.00%, 8/1/2042 55,132 60,996
Pool# Q11087
4.00%, 9/1/2042 49,427 53,139
Pool# G07158
3.50%, 10/1/2042 247,956 268,536
Pool# G07163
3.50%, 10/1/2042 201,743 219,759
Pool# Q11532
3.50%, 10/1/2042 156,406 170,339
Pool# Q12051
3.50%, 10/1/2042 124,537 135,286
Pool# Q12052
3.50%, 10/1/2042 55,149 59,909
Pool# C09020
3.50%, 11/1/2042 366,911 398,581
Pool# G07264
3.50%, 12/1/2042 317,022 343,413
Pool# Q14292
3.50%, 1/1/2043 86,439 94,160
Pool# Q15884
3.00%, 2/1/2043 486,778 519,807
Pool# Q16470
3.00%, 3/1/2043 1,014,418 1,090,462
Pool# V80002
2.50%, 4/1/2043 382,775 398,682
Pool# Q16915
3.00%, 4/1/2043 358,014 384,853
Pool# Q17675
3.50%, 4/1/2043 395,924 431,241
Pool# Q18523
3.50%, 5/1/2043 420,299 455,265
Pool# Q18751
3.50%, 6/1/2043 545,348 592,108
Pool# G07410
3.50%, 7/1/2043 167,391 183,208
Pool# Q20332
3.50%, 7/1/2043 55,102 59,854
Pool# G07459
3.50%, 8/1/2043 475,421 516,425
Pool# G60038
3.50%, 1/1/2044 987,249 1,075,170
Pool# Q26869
4.00%, 6/1/2044 511,408 563,840
Pool# G07946
4.00%, 7/1/2044 14,722 16,233
Pool# Q28607
3.50%, 9/1/2044 185,420 201,343
Pool# G61231
3.50%, 9/1/2044 55,513 60,445
Pool# G08609
3.50%, 10/1/2044 165,271 178,031
Pool# Q30833
4.00%, 1/1/2045 21,531 23,797
Pool# G60400
4.50%, 1/1/2045 144,259 160,900
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G07925
4.00%, 2/1/2045 41,553 46,407
Pool# Q34165
4.00%, 6/1/2045 302,222 334,141
Pool# V81873
4.00%, 8/1/2045 176,884 193,458
Pool# G08669
4.00%, 9/1/2045 266,744 291,517
Pool# V82126
3.50%, 12/1/2045 138,356 150,194
Pool# Q38199
3.50%, 1/1/2046 13,624 14,598
Pool# Q38357
4.00%, 1/1/2046 89,251 97,560
Pool# G61365
4.50%, 1/1/2046 53,099 58,704
Pool# G08697
3.00%, 3/1/2046 698,661 738,674
Pool# Q39364
3.50%, 3/1/2046 108,487 118,126
Pool# Q39434
3.50%, 3/1/2046 92,798 99,813
Pool# Q39440
4.00%, 3/1/2046 47,610 51,791
Pool# G08704
4.50%, 4/1/2046 25,608 28,082
Pool# Q40097
4.50%, 4/1/2046 3,023 3,281
Pool# G60582
3.50%, 5/1/2046 280,206 304,194
Pool# Q40718
3.50%, 5/1/2046 95,214 102,147
Pool# G08707
4.00%, 5/1/2046 126,061 137,095
Pool# G08708
4.50%, 5/1/2046 19,515 21,400
Pool# Q40728
4.50%, 5/1/2046 2,744 2,978
Pool# Q41548
3.00%, 7/1/2046 101,152 107,310
Pool# Q41903
3.50%, 7/1/2046 148,723 159,709
Pool# Q41491
3.50%, 7/1/2046 12,331 13,195
Pool# Q41407
3.50%, 7/1/2046 6,081 6,441
Pool# G61791
4.00%, 7/1/2046 101,830 112,517
Pool# Q41947
4.50%, 7/1/2046 9,457 10,362
Pool# G08715
3.00%, 8/1/2046 702,184 742,094
Pool# Q42596
3.50%, 8/1/2046 118,277 127,126
Pool# Q42203
3.50%, 8/1/2046 25,950 27,872
Pool# Q42393
3.50%, 8/1/2046 22,979 24,510
Pool# G61237
3.50%, 8/1/2046 20,635 22,342

32 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q42680
4.00%, 8/1/2046 5,941 6,516
Pool# G08720
4.50%, 8/1/2046 13,615 14,927
Pool# G61323
3.00%, 9/1/2046 628,302 670,347
Pool# G08721
3.00%, 9/1/2046 388,000 409,996
Pool# V82617
3.50%, 9/1/2046 275,304 296,376
Pool# G08722
3.50%, 9/1/2046 81,940 87,966
Pool# G60733
4.50%, 9/1/2046 140,704 156,707
Pool# G60722
3.00%, 10/1/2046 1,091,592 1,169,330
Pool# Q44035
3.00%, 10/1/2046 570,335 602,910
Pool# G61815
4.00%, 10/1/2046 49,567 54,157
Pool# G61257
3.00%, 11/1/2046 1,100,716 1,160,014
Pool# Q44452
3.00%, 11/1/2046 238,377 251,549
Pool# G08732
3.00%, 11/1/2046 70,206 74,373
Pool# Q44473
3.50%, 11/1/2046 33,362 35,598
Pool# Q44223
3.50%, 11/1/2046 20,614 21,957
Pool# G08734
4.00%, 11/1/2046 373,632 405,909
Pool# G08737
3.00%, 12/1/2046 2,288,494 2,418,450
Pool# G60989
3.00%, 12/1/2046 387,558 413,511
Pool# Q45878
3.00%, 12/1/2046 86,740 91,475
Pool# G08738
3.50%, 12/1/2046 1,555,886 1,661,230
Pool# Q45024
3.50%, 12/1/2046 104,364 113,995
Pool# G08741
3.00%, 1/1/2047 628,053 666,982
Pool# G08747
3.00%, 2/1/2047 1,177,230 1,254,370
Pool# G08748
3.50%, 2/1/2047 322,792 344,709
Pool# G08749
4.00%, 2/1/2047 568,955 615,570
Pool# G61890
4.00%, 2/1/2047 40,866 44,464
Pool# G08751
3.50%, 3/1/2047 475,343 506,725
Pool# Q47592
3.50%, 4/1/2047 88,842 94,510
Pool# Q47484
3.50%, 4/1/2047 17,381 18,640
Pool# G60988
3.00%, 5/1/2047 1,328,342 1,423,556
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q48098
3.50%, 5/1/2047 67,017 71,860
Pool# Q48237
4.50%, 5/1/2047 109,125 118,925
Pool# G61390
3.00%, 6/1/2047 914,223 968,140
Pool# Q48414
4.50%, 6/1/2047 73,626 79,569
Pool# Q48365
4.50%, 6/1/2047 24,754 27,055
Pool# G08770
3.50%, 7/1/2047 945,275 1,008,360
Pool# V83270
3.50%, 7/1/2047 217,973 232,051
Pool# G61339
3.00%, 8/1/2047 203,342 214,661
Pool# G08774
3.50%, 8/1/2047 106,359 113,089
Pool# Q49917
3.50%, 8/1/2047 88,318 94,054
Pool# Q53085
3.00%, 9/1/2047 229,923 244,402
Pool# G61295
3.50%, 9/1/2047 456,171 498,208
Pool# G08779
3.50%, 9/1/2047 285,254 302,169
Pool# G61622
3.00%, 10/1/2047 493,118 522,570
Pool# G08785
4.00%, 10/1/2047 33,803 36,278
Pool# Q52075
4.00%, 11/1/2047 213,253 229,836
Pool# V83598
3.50%, 12/1/2047 96,889 102,965
Pool# G67707
3.50%, 1/1/2048 551,821 604,061
Pool# V83909
4.00%, 1/1/2048 264,400 284,873
Pool# G61311
3.50%, 2/1/2048 618,347 657,706
Pool# T65458
3.50%, 2/1/2048 113,086 117,910
Pool# G08801
4.00%, 2/1/2048 186,271 200,177
Pool# Q54460
4.00%, 2/1/2048 170,881 186,728
Pool# G61298
4.00%, 2/1/2048 77,703 84,782
Pool# Q54727
3.50%, 3/1/2048 229,623 244,291
Pool# Q55401
5.00%, 4/1/2048 56,285 62,200
Pool# V84237
3.50%, 5/1/2048 389,806 413,340
Pool# G08813
3.50%, 5/1/2048 43,650 46,224
Pool# G08820
4.50%, 5/1/2048 391,321 425,010
Pool# G08821
5.00%, 5/1/2048 17,231 19,040

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 33
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G67712
4.00%, 6/1/2048 157,552 175,405
Pool# G67713
4.00%, 6/1/2048 135,593 148,725
Pool# G08817
4.00%, 6/1/2048 56,326 60,306
Pool# G08818
4.50%, 6/1/2048 210,220 228,110
Pool# Q56472
4.50%, 6/1/2048 49,910 54,518
Pool# Q56473
4.50%, 6/1/2048 47,056 51,355
Pool# G08827
4.50%, 7/1/2048 140,122 151,833
Pool# Q57401
4.50%, 7/1/2048 63,933 70,263
Pool# Q57402
4.50%, 7/1/2048 20,588 22,618
Pool# G08833
5.00%, 7/1/2048 6,346 6,997
Pool# G08831
4.00%, 8/1/2048 157,798 169,182
Pool# G08836
4.00%, 9/1/2048 629,068 673,436
Pool# G67716
4.50%, 10/1/2048 95,938 106,560
Pool# G08843
4.50%, 10/1/2048 50,154 54,376
Pool# V85044
4.00%, 12/1/2048 175,689 190,984
Pool# V85082
4.50%, 12/1/2048 41,748 45,179
Pool# G61846
4.00%, 1/1/2049 3,980 4,263
Pool# V85139
4.50%, 1/1/2049 51,853 56,074
FHLMC Non Gold Pool
Pool# 1B8478
2.14%, 7/1/2041(a) 66,799 70,677
Pool# 2B0108
2.34%, 1/1/2042(a) 7,674 7,765
Pool# 2B1381
1.74%, 6/1/2043(a) 1,418 1,437
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 87,379 92,587
Pool# ZS7757
3.00%, 3/1/2030 474,396 502,273
Pool# SB0383
2.50%, 4/1/2032 967,246 1,018,843
Pool# ZS8701
3.50%, 6/1/2033 70,849 75,827
Pool# SB0218
3.00%, 10/1/2033 123,816 130,849
Pool# SB0366
3.50%, 2/1/2034 161,359 172,600
Pool# QN0248
3.00%, 7/1/2034 68,457 72,287
Pool# SB0095
3.50%, 7/1/2034 162,212 173,896
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB0069
3.00%, 9/1/2034 229,957 245,339
Pool# SB8021
3.00%, 12/1/2034 445,363 468,586
Pool# SB8500
2.50%, 7/1/2035 949,066 1,004,354
Pool# SB8505
2.50%, 10/1/2035 2,805,471 2,962,301
Pool# SB8506
2.00%, 2/1/2036 2,316,807 2,404,380
Pool# SB8508
2.00%, 2/1/2036 1,620,165 1,674,102
Pool# RC1826
2.00%, 2/1/2036 470,381 484,831
Pool# RC1887
2.00%, 3/1/2036 866,533 897,853
Pool# RC2049
2.00%, 6/1/2036 2,051,814 2,115,067
Pool# RC2045
2.00%, 6/1/2036 655,866 676,014
Pool# SB8112
2.50%, 7/1/2036 394,704 411,187
Pool# QN7405
2.00%, 8/1/2036 251,639 260,750
Pool# SB8119
2.00%, 9/1/2036 1,140,003 1,175,024
Pool# QA2237
3.00%, 7/1/2046 1,334,456 1,410,544
Pool# QA2226
3.00%, 7/1/2046 801,602 847,413
Pool# ZS4693
3.00%, 12/1/2046 1,046,687 1,105,782
Pool# ZM2339
3.50%, 1/1/2047 208,940 222,163
Pool# ZS4746
3.00%, 12/1/2047 539,960 566,881
Pool# ZA5785
4.50%, 10/1/2048 271,428 293,543
Pool# ZT1321
4.50%, 11/1/2048 372,324 403,219
Pool# ZA6139
4.50%, 12/1/2048 129,818 140,384
Pool# ZA6536
4.00%, 3/1/2049 127,392 136,419
Pool# ZA6380
4.00%, 3/1/2049 110,936 118,759
Pool# ZT1858
4.50%, 4/1/2049 57,906 63,622
Pool# RA1859
3.00%, 12/1/2049 672,464 703,556
Pool# SD8051
3.50%, 3/1/2050 268,537 283,797
Pool# QA8965
3.00%, 4/1/2050 758,985 796,412
Pool# RA2579
3.00%, 5/1/2050 362,683 382,608
Pool# RA2621
4.00%, 5/1/2050 95,516 102,173
Pool# RA3022
2.50%, 6/1/2050 700,074 726,183

34 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA2977
2.50%, 7/1/2050 2,989,733 3,102,039
Pool# SD7521
2.50%, 7/1/2050 1,070,871 1,114,873
Pool# RA3174
3.00%, 7/1/2050 842,316 889,593
Pool# SD7523
2.50%, 8/1/2050 281,198 292,728
Pool# RA3382
3.00%, 8/1/2050 652,676 692,204
Pool# SD0500
3.00%, 8/1/2050 49,016 52,461
Pool# SD0514
2.00%, 10/1/2050 1,004,996 1,013,979
Pool# RA3723
2.00%, 10/1/2050 322,233 323,342
Pool# RA3935
2.50%, 11/1/2050 3,325,808 3,432,240
Pool# RA3932
2.50%, 11/1/2050 1,769,726 1,845,841
Pool# RA3934
2.50%, 11/1/2050 926,476 961,194
Pool# RA3987
2.50%, 11/1/2050 444,753 458,966
Pool# RA4071
2.50%, 12/1/2050 1,052,848 1,092,295
Pool# RA4216
2.50%, 12/1/2050 986,025 1,022,940
Pool# RA4411
2.50%, 1/1/2051 2,371,342 2,447,126
Pool# RA4351
2.50%, 1/1/2051 1,138,878 1,178,767
Pool# RA4410
2.50%, 1/1/2051 857,528 890,676
Pool# RA4652
2.00%, 2/1/2051 3,607,601 3,620,019
Pool# RA4493
2.00%, 2/1/2051 1,662,905 1,668,629
Pool# QB9104
2.00%, 2/1/2051 917,590 920,749
Pool# RA4737
2.00%, 3/1/2051 3,262,657 3,278,599
Pool# RA4718
2.00%, 3/1/2051 1,490,773 1,495,904
Pool# SD7537
2.00%, 3/1/2051 760,790 765,586
Pool# SD8140
2.00%, 4/1/2051 6,081,118 6,102,050
Pool# SD8146
2.00%, 5/1/2051 13,828,401 13,876,000
Pool# QC2070
2.00%, 5/1/2051 145,973 147,279
Pool# SD0593
3.00%, 5/1/2051 2,379,904 2,578,935
Pool# RA5436
2.00%, 6/1/2051 441,979 443,501
Pool# RA5373
2.00%, 6/1/2051 374,857 378,213
Pool# RA5398
2.00%, 7/1/2051 1,261,315 1,272,605
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QC5128
2.00%, 8/1/2051 349,298 351,721
Pool# RA6085
2.00%, 10/1/2051 874,000 883,008
Pool# RA6091
2.00%, 10/1/2051 849,000 856,600
FNMA Pool
Pool# AC9895
1.94%, 4/1/2040(a) 387,224 393,710
Pool# AC9890
1.96%, 4/1/2040(a) 430,909 453,416
Pool# AJ1249
2.07%, 9/1/2041(a) 83,663 88,240
Pool# AK0714
2.18%, 2/1/2042(a) 10,410 10,647
Pool# AT4250
1.78%, 6/1/2043(a) 27,978 29,248
Pool# BF0203
3.00%, 2/1/2047 613,523 649,654
Pool# BF0206
4.00%, 2/1/2047 375,266 408,310
Pool# BF0200
3.50%, 11/1/2051 254,889 274,089
Pool# BF0171
4.00%, 1/1/2057 220,127 246,862
Pool# BF0184
4.00%, 2/1/2057 255,396 286,414
FNMA UMBS Pool
Pool# 894126
5.50%, 10/1/2021 1 1
Pool# 902789
5.50%, 11/1/2021 172 172
Pool# 906708
5.00%, 12/1/2021 273 284
Pool# 901509
5.00%, 12/1/2021 105 109
Pool# 928106
5.50%, 2/1/2022 1,203 1,208
Pool# 914385
5.50%, 3/1/2022 37 37
Pool# 899438
5.50%, 6/1/2022 1,971 1,979
Pool# AA2549
4.00%, 4/1/2024 27,338 28,945
Pool# 934863
4.00%, 6/1/2024 66,550 70,481
Pool# AC1374
4.00%, 8/1/2024 35,993 38,124
Pool# AC1529
4.50%, 9/1/2024 128,031 134,497
Pool# AD0244
4.50%, 10/1/2024 15,906 16,687
Pool# AD4089
4.50%, 5/1/2025 147,154 156,340
Pool# 890216
4.50%, 7/1/2025 29,541 31,111
Pool# AB1609
4.00%, 10/1/2025 84,862 89,952
Pool# AH1361
3.50%, 12/1/2025 73,296 78,243

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 35
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AH1518
3.50%, 12/1/2025 34,292 36,580
Pool# AH5616
3.50%, 2/1/2026 212,440 226,822
Pool# AL0298
4.00%, 5/1/2026 178,920 190,182
Pool# AB4277
3.00%, 1/1/2027 295,103 311,359
Pool# AL1391
3.50%, 1/1/2027 4,554 4,863
Pool# AP4746
3.00%, 8/1/2027 83,968 89,053
Pool# AP7855
3.00%, 9/1/2027 468,182 496,723
Pool# AP4640
3.00%, 9/1/2027 55,178 58,538
Pool# AQ5096
3.00%, 11/1/2027 120,488 127,827
Pool# AB6887
3.00%, 11/1/2027 90,659 96,134
Pool# AQ4532
3.00%, 11/1/2027 73,424 77,899
Pool# AQ3758
3.00%, 11/1/2027 51,747 54,901
Pool# AB6886
3.00%, 11/1/2027 45,724 48,544
Pool# AQ7406
3.00%, 11/1/2027 44,857 47,489
Pool# AQ2884
3.00%, 12/1/2027 44,281 46,979
Pool# AS0487
2.50%, 9/1/2028 246,320 258,634
Pool# 930998
4.50%, 4/1/2029 12,707 13,734
Pool# BM1507
2.50%, 12/1/2029 135,015 141,180
Pool# AL8077
3.50%, 12/1/2029 15,270 16,370
Pool# BM4299
3.00%, 3/1/2030 563,575 592,782
Pool# AS4874
3.00%, 4/1/2030 318,495 336,915
Pool# AS5412
2.50%, 7/1/2030 120,375 125,983
Pool# AS5420
3.00%, 7/1/2030 264,320 279,994
Pool# AL7152
3.50%, 7/1/2030 300,870 323,478
Pool# AS5702
2.50%, 8/1/2030 454,925 476,097
Pool# AZ4898
2.50%, 8/1/2030 332,159 347,254
Pool# AY8448
3.00%, 8/1/2030 936,064 989,428
Pool# AZ2953
3.00%, 9/1/2030 825,730 873,162
Pool# AZ5718
3.00%, 9/1/2030 561,944 593,355
Pool# AS6060
3.00%, 10/1/2030 580,991 614,003
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AZ9234
3.50%, 10/1/2030 34,819 37,260
Pool# BA2993
3.00%, 11/1/2030 135,667 143,460
Pool# AS6174
3.50%, 11/1/2030 18,437 19,777
Pool# AS6272
2.50%, 12/1/2030 167,075 174,769
Pool# AS6295
3.00%, 12/1/2030 239,305 252,893
Pool# BA3545
3.00%, 12/1/2030 111,053 117,435
Pool# AH1515
4.00%, 12/1/2030 245,995 267,135
Pool# AD0716
6.50%, 12/1/2030 744,344 841,342
Pool# BA6532
2.50%, 1/1/2031 126,337 132,033
Pool# BM5016
3.00%, 1/1/2031 388,394 412,081
Pool# AB2121
4.00%, 1/1/2031 37,843 41,095
Pool# AL8060
3.00%, 2/1/2031 275,724 293,165
Pool# MA0641
4.00%, 2/1/2031 176,654 191,846
Pool# 560868
7.50%, 2/1/2031 597 605
Pool# AS6799
3.00%, 3/1/2031 203,338 214,905
Pool# BC0774
3.00%, 3/1/2031 124,358 131,937
Pool# BC4410
3.50%, 3/1/2031 14,605 15,611
Pool# AS6919
3.50%, 3/1/2031 14,484 15,525
Pool# BC0320
3.50%, 3/1/2031 10,914 11,754
Pool# BC4430
3.00%, 4/1/2031 40,814 43,103
Pool# AL8565
3.00%, 6/1/2031 134,448 143,114
Pool# AL8566
3.00%, 6/1/2031 132,485 140,723
Pool# AL8561
3.50%, 6/1/2031 136,502 148,078
Pool# AS8028
2.50%, 9/1/2031 474,554 496,439
Pool# AL9378
3.00%, 9/1/2031 64,334 68,403
Pool# MA2775
2.50%, 10/1/2031 976,401 1,021,977
Pool# BM1888
2.50%, 10/1/2031 930,688 973,182
Pool# AS8038
2.50%, 10/1/2031 428,830 448,595
Pool# BC4777
2.50%, 10/1/2031 354,896 371,446
Pool# AL9323
2.50%, 10/1/2031 21,285 22,279

36 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8612
3.00%, 10/1/2031 153,938 162,787
Pool# 607212
7.50%, 10/1/2031 3,215 3,304
Pool# MA0895
3.50%, 11/1/2031 181,209 192,625
Pool# 607632
6.50%, 11/1/2031 32 36
Pool# MA2830
2.50%, 12/1/2031 379,754 397,480
Pool# BM3814
2.50%, 12/1/2031 264,284 276,794
Pool# AS8594
2.50%, 1/1/2032 301,129 316,674
Pool# AS8597
2.50%, 1/1/2032 250,521 262,764
Pool# AS8609
3.00%, 1/1/2032 197,653 209,097
Pool# AL9786
3.00%, 1/1/2032 180,492 192,002
Pool# AL9585
3.50%, 1/1/2032 70,058 76,018
Pool# BM1036
2.50%, 2/1/2032 1,359,838 1,427,143
Pool# BM4624
3.00%, 2/1/2032 202,165 214,619
Pool# AL9872
3.00%, 2/1/2032 151,423 160,897
Pool# AL9740
3.00%, 2/1/2032 126,497 134,580
Pool# AL9871
3.00%, 2/1/2032 91,861 98,119
Pool# AS8767
3.00%, 2/1/2032 15,843 16,861
Pool# BM1007
2.50%, 3/1/2032 406,253 424,959
Pool# AL9899
3.00%, 3/1/2032 27,497 29,248
Pool# BM3269
2.50%, 4/1/2032 600,996 628,343
Pool# MA1029
3.50%, 4/1/2032 149,230 161,801
Pool# 545556
7.00%, 4/1/2032 2,757 3,149
Pool# AO2565
3.50%, 5/1/2032 59,702 64,140
Pool# AS9695
3.50%, 5/1/2032 30,441 32,906
Pool# 545605
7.00%, 5/1/2032 3,779 4,356
Pool# BM4088
3.00%, 6/1/2032 251,520 265,957
Pool# AO5103
3.50%, 6/1/2032 156,594 168,313
Pool# 890786
3.50%, 6/1/2032 29,278 31,803
Pool# MA1107
3.50%, 7/1/2032 21,422 22,956
Pool# FM1664
4.00%, 7/1/2032 156,226 165,408
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 651361
7.00%, 7/1/2032 1,061 1,092
Pool# BM1669
3.00%, 8/1/2032 156,702 167,506
Pool# AP1990
3.50%, 8/1/2032 60,512 64,422
Pool# AP1997
3.50%, 8/1/2032 52,690 56,418
Pool# BH5355
3.50%, 8/1/2032 8,294 8,898
Pool# AO7202
3.50%, 9/1/2032 151,944 162,814
Pool# MA1166
3.50%, 9/1/2032 115,242 123,492
Pool# BM5167
3.50%, 9/1/2032 23,317 24,965
Pool# CA0586
2.50%, 10/1/2032 59,037 62,341
Pool# AP3673
3.50%, 10/1/2032 144,284 155,423
Pool# BH9391
3.50%, 10/1/2032 10,435 11,204
Pool# BM3389
3.00%, 11/1/2032 241,172 258,371
Pool# AB6962
3.50%, 11/1/2032 204,275 220,051
Pool# AQ3343
3.50%, 11/1/2032 122,191 131,627
Pool# BM3977
3.00%, 12/1/2032 369,048 391,318
Pool# CA0951
3.00%, 12/1/2032 193,983 205,322
Pool# FM1661
2.50%, 1/1/2033 744,994 778,585
Pool# BM4338
2.50%, 1/1/2033 402,287 420,755
Pool# BM3919
3.00%, 2/1/2033 224,899 241,049
Pool# BM3750
3.50%, 3/1/2033 191,766 207,558
Pool# BM4129
3.50%, 4/1/2033 250,059 270,660
Pool# 555346
5.50%, 4/1/2033 36,809 42,399
Pool# 713560
5.50%, 4/1/2033 8,092 9,130
Pool# 694846
6.50%, 4/1/2033 6,729 7,557
Pool# 701261
7.00%, 4/1/2033 292 310
Pool# AB9402
3.00%, 5/1/2033 216,296 230,894
Pool# AB9403
3.00%, 5/1/2033 100,039 106,763
Pool# AB9300
3.00%, 5/1/2033 77,847 83,100
Pool# BM4132
3.50%, 5/1/2033 181,637 196,415
Pool# MA3372
4.00%, 5/1/2033 182,352 193,934

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 37
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 555421
5.00%, 5/1/2033 817,777 928,155
Pool# MA3393
4.00%, 6/1/2033 75,736 80,392
Pool# MA3427
4.00%, 7/1/2033 59,652 63,349
Pool# 720087
5.50%, 7/1/2033 188,908 216,980
Pool# 728721
5.50%, 7/1/2033 17,692 20,254
Pool# 555684
5.50%, 7/1/2033 7,086 8,162
Pool# MA1527
3.00%, 8/1/2033 811,390 868,131
Pool# 743235
5.50%, 10/1/2033 10,616 12,213
Pool# 750229
6.50%, 10/1/2033 18,604 20,896
Pool# FM2154
4.00%, 12/1/2033 324,349 343,412
Pool# 755872
5.50%, 12/1/2033 122,296 140,217
Pool# 725221
5.50%, 1/1/2034 3,494 4,027
Pool# 725223
5.50%, 3/1/2034 410 473
Pool# 725228
6.00%, 3/1/2034 333,233 386,661
Pool# 725425
5.50%, 4/1/2034 199,160 229,796
Pool# 725423
5.50%, 5/1/2034 19,904 22,952
Pool# 725594
5.50%, 7/1/2034 83,405 96,416
Pool# MA3739
3.50%, 8/1/2034 155,149 165,935
Pool# 788027
6.50%, 9/1/2034 22,160 24,889
Pool# MA3827
2.50%, 11/1/2034 808,803 843,834
Pool# FM1905
3.00%, 11/1/2034 96,617 102,612
Pool# 807310
7.00%, 11/1/2034 1,988 2,303
Pool# FM2412
3.50%, 1/1/2035 49,250 53,021
Pool# 735141
5.50%, 1/1/2035 263,359 304,965
Pool# 889852
5.50%, 5/1/2035 7,346 8,468
Pool# FM5474
2.50%, 10/1/2035 630,789 658,827
Pool# MA4156
2.50%, 10/1/2035 573,452 597,410
Pool# FM4900
2.00%, 12/1/2035 81,422 84,013
Pool# 256023
6.00%, 12/1/2035 259,804 306,882
Pool# CA8793
2.00%, 2/1/2036 1,961,295 2,024,554
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA8789
2.00%, 2/1/2036 905,386 933,199
Pool# CA8736
2.00%, 2/1/2036 905,211 937,973
Pool# FM5908
2.00%, 2/1/2036 667,453 692,482
Pool# CA9141
2.00%, 2/1/2036 631,541 655,220
Pool# CA9145
2.00%, 2/1/2036 552,505 569,478
Pool# FM5571
2.00%, 2/1/2036 339,728 351,790
Pool# CA9435
2.00%, 3/1/2036 560,689 577,914
Pool# CA9475
2.00%, 3/1/2036 524,681 540,800
Pool# CA9441
2.50%, 3/1/2036 427,215 452,100
Pool# CB0262
2.00%, 4/1/2036 846,980 872,999
Pool# 745418
5.50%, 4/1/2036 38,994 45,318
Pool# FM7259
2.50%, 5/1/2036 399,612 419,155
Pool# 745516
5.50%, 5/1/2036 22,185 25,775
Pool# MA4360
2.00%, 6/1/2036 1,498,990 1,545,040
Pool# 889745
5.50%, 6/1/2036 4,163 4,811
Pool# CB1090
2.50%, 7/1/2036 221,674 233,607
Pool# FM8538
2.00%, 8/1/2036 283,786 294,037
Pool# 995065
5.50%, 9/1/2036 146,505 168,667
Pool# 888635
5.50%, 9/1/2036 94,821 109,282
Pool# 995024
5.50%, 8/1/2037 52,122 60,516
Pool# 995050
6.00%, 9/1/2037 484,476 572,479
Pool# 955194
7.00%, 11/1/2037 38,250 45,157
Pool# 928940
7.00%, 12/1/2037 22,052 23,300
Pool# MA3389
4.00%, 6/1/2038 110,490 119,161
Pool# MA3464
3.50%, 9/1/2038 191,154 203,464
Pool# 990810
7.00%, 10/1/2038 48,481 50,826
Pool# AD8536
5.00%, 8/1/2040 157,295 175,944
Pool# AB1735
3.50%, 11/1/2040 5,101 5,403
Pool# AE9747
4.50%, 12/1/2040 535,936 598,792
Pool# AB2067
3.50%, 1/1/2041 205,605 224,463

38 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 932888
3.50%, 1/1/2041 168,825 186,901
Pool# AB2068
3.50%, 1/1/2041 114,482 124,632
Pool# 932891
3.50%, 1/1/2041 32,408 35,615
Pool# AL3650
5.00%, 2/1/2041 10,403 11,747
Pool# AL6521
5.00%, 4/1/2041 874,859 999,406
Pool# AL0390
5.00%, 5/1/2041 309,264 351,271
Pool# AL5863
4.50%, 6/1/2041 1,807,562 2,009,100
Pool# AI9851
4.50%, 9/1/2041 28,887 32,400
Pool# AL0761
5.00%, 9/1/2041 101,002 114,368
Pool# BM3907
5.50%, 9/1/2041 233,467 269,221
Pool# AJ5431
4.50%, 10/1/2041 76,174 83,567
Pool# AJ4861
4.00%, 12/1/2041 111,050 122,819
Pool# AX5316
4.50%, 1/1/2042 52,186 58,464
Pool# AL2499
4.50%, 1/1/2042 19,514 21,656
Pool# AW8167
3.50%, 2/1/2042 615,980 666,884
Pool# AB5185
3.50%, 5/1/2042 279,690 302,823
Pool# AO3575
4.50%, 5/1/2042 47,105 51,339
Pool# AO4647
3.50%, 6/1/2042 604,962 658,853
Pool# AO8036
4.50%, 7/1/2042 328,391 367,897
Pool# AP2092
4.50%, 8/1/2042 11,829 12,791
Pool# AP6579
3.50%, 9/1/2042 484,999 524,959
Pool# AL2782
4.50%, 9/1/2042 89,281 99,317
Pool# AB6524
3.50%, 10/1/2042 864,910 939,242
Pool# AB7074
3.00%, 11/1/2042 469,642 501,282
Pool# AP8785
3.00%, 11/1/2042 157,996 167,967
Pool# AL2677
3.50%, 11/1/2042 530,879 578,157
Pool# AB6786
3.50%, 11/1/2042 286,742 310,523
Pool# MA1273
3.50%, 12/1/2042 238,613 259,135
Pool# AR4210
3.50%, 1/1/2043 127,076 138,370
Pool# AT4040
3.00%, 3/1/2043 124,528 132,901
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AR8213
3.50%, 4/1/2043 141,776 154,385
Pool# AB9238
3.00%, 5/1/2043 759,600 816,236
Pool# AB9237
3.00%, 5/1/2043 592,780 639,626
Pool# AB9236
3.00%, 5/1/2043 181,211 195,871
Pool# AB9362
3.50%, 5/1/2043 795,111 868,023
Pool# AT4145
3.00%, 6/1/2043 225,618 242,410
Pool# AB9814
3.00%, 7/1/2043 701,385 753,682
Pool# AT6871
3.00%, 7/1/2043 104,269 111,088
Pool# AS0203
3.00%, 8/1/2043 538,517 578,672
Pool# AS0255
4.50%, 8/1/2043 179,686 199,970
Pool# AS0516
3.00%, 9/1/2043 381,761 407,930
Pool# AL4471
4.00%, 9/1/2043 310,086 345,001
Pool# AL6951
3.50%, 10/1/2043 403,314 437,675
Pool# BM4222
3.00%, 1/1/2044 529,834 564,869
Pool# AS2276
4.50%, 4/1/2044 332,868 372,129
Pool# AW1006
4.00%, 5/1/2044 117,763 131,483
Pool# AL7767
4.50%, 6/1/2044 29,928 33,385
Pool# AS3161
4.00%, 8/1/2044 685,743 756,866
Pool# BM4650
3.00%, 10/1/2044 954,972 1,018,452
Pool# CA0688
3.50%, 10/1/2044 269,689 291,795
Pool# BC5090
4.00%, 10/1/2044 75,619 83,348
Pool# AS3946
4.00%, 12/1/2044 873,355 966,871
Pool# AL8303
3.00%, 1/1/2045 170,575 181,881
Pool# BM4384
4.00%, 1/1/2045 291,743 319,879
Pool# BM3611
4.00%, 1/1/2045 244,205 267,752
Pool# BM3804
3.50%, 2/1/2045 108,967 118,578
Pool# AL9555
4.00%, 2/1/2045 1,586,981 1,744,202
Pool# AX9524
4.00%, 2/1/2045 943,167 1,052,992
Pool# AS4418
4.00%, 2/1/2045 618,781 690,825
Pool# AS4375
4.00%, 2/1/2045 455,304 508,320

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 39
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL6889
4.50%, 2/1/2045 106,796 119,119
Pool# BM3931
3.00%, 3/1/2045 465,055 495,970
Pool# AY1312
3.50%, 3/1/2045 1,499,568 1,636,732
Pool# AX9567
3.50%, 3/1/2045 79,314 86,629
Pool# BM4975
4.00%, 3/1/2045 141,923 156,000
Pool# AS4578
4.00%, 3/1/2045 119,962 133,931
Pool# BM3664
3.00%, 5/1/2045 523,503 558,204
Pool# AS4921
3.50%, 5/1/2045 736,906 799,982
Pool# AS5012
4.00%, 5/1/2045 1,242,670 1,387,364
Pool# BM5562
4.00%, 6/1/2045 224,093 247,614
Pool# AS5312
3.50%, 7/1/2045 147,790 160,441
Pool# AZ7111
4.00%, 7/1/2045 15,419 16,806
Pool# AZ9866
4.00%, 8/1/2045 11,911 13,040
Pool# AL7207
4.50%, 8/1/2045 129,337 144,749
Pool# AL9634
3.50%, 10/1/2045 94,713 102,497
Pool# BA2164
3.00%, 11/1/2045 111,246 117,612
Pool# AS6311
3.50%, 12/1/2045 1,235,838 1,327,946
Pool# AS6282
3.50%, 12/1/2045 1,123,737 1,218,378
Pool# BC0326
3.50%, 12/1/2045 716,057 769,753
Pool# BC0092
3.50%, 12/1/2045 71,755 77,114
Pool# BC0475
3.50%, 12/1/2045 47,874 51,475
Pool# AS6362
4.50%, 12/1/2045 22,706 25,166
Pool# AS6474
3.50%, 1/1/2046 264,901 291,032
Pool# AS6539
3.50%, 1/1/2046 239,046 262,618
Pool# AL9849
3.50%, 1/1/2046 138,852 150,692
Pool# AS6527
4.00%, 1/1/2046 186,944 203,749
Pool# BC0178
4.50%, 1/1/2046 2,156 2,336
Pool# BC1158
3.50%, 2/1/2046 960,511 1,032,197
Pool# BC2667
4.00%, 2/1/2046 23,314 25,315
Pool# BC0605
4.00%, 2/1/2046 20,339 22,087
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9781
4.50%, 2/1/2046 253,511 281,919
Pool# BC0300
3.50%, 3/1/2046 742,724 795,917
Pool# BM4621
3.50%, 3/1/2046 349,482 379,240
Pool# AS6833
3.50%, 3/1/2046 16,610 17,867
Pool# AS6795
4.00%, 3/1/2046 113,673 123,257
Pool# BA6972
4.00%, 3/1/2046 35,669 38,810
Pool# BC0311
4.50%, 3/1/2046 2,634 2,865
Pool# BC0823
3.50%, 4/1/2046 124,782 133,691
Pool# BA7692
3.50%, 4/1/2046 13,402 14,634
Pool# AS7026
4.00%, 4/1/2046 81,895 89,018
Pool# AS7171
3.50%, 5/1/2046 38,818 41,543
Pool# AS7251
4.00%, 5/1/2046 14,826 16,123
Pool# AS7387
3.50%, 6/1/2046 113,944 121,804
Pool# AL8833
4.00%, 6/1/2046 733,937 818,738
Pool# AS7593
3.50%, 7/1/2046 646,009 692,673
Pool# AS7594
3.50%, 7/1/2046 623,213 670,760
Pool# AS7545
3.50%, 7/1/2046 181,069 193,749
Pool# AL8824
3.50%, 7/1/2046 170,447 187,255
Pool# AS7490
3.50%, 7/1/2046 109,569 118,665
Pool# BC1452
4.00%, 7/1/2046 1,108,668 1,206,236
Pool# BD5180
4.50%, 7/1/2046 4,223 4,587
Pool# MA2705
3.00%, 8/1/2046 578,745 610,241
Pool# BC1489
3.00%, 8/1/2046 126,229 135,612
Pool# BD4890
3.50%, 8/1/2046 739,795 792,033
Pool# BC9501
3.50%, 8/1/2046 23,089 24,780
Pool# AS7760
4.00%, 8/1/2046 132,727 144,963
Pool# AS7648
4.00%, 8/1/2046 66,102 71,561
Pool# AS7795
4.00%, 8/1/2046 50,184 54,389
Pool# BD3911
4.00%, 8/1/2046 18,469 20,051
Pool# BD3923
4.00%, 8/1/2046 9,293 10,078

40 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS7770
4.50%, 8/1/2046 35,975 39,300
Pool# BD5232
4.50%, 8/1/2046 6,303 6,889
Pool# AL8947
3.50%, 9/1/2046 198,685 216,880
Pool# BD4944
3.50%, 9/1/2046 29,553 31,445
Pool# AL9263
3.00%, 10/1/2046 188,678 201,948
Pool# AL9234
3.50%, 10/1/2046 77,736 84,922
Pool# BM3932
3.50%, 10/1/2046 52,040 55,758
Pool# AS8125
3.50%, 10/1/2046 48,460 52,162
Pool# FM1871
4.00%, 10/1/2046 120,559 132,799
Pool# BC4766
4.50%, 10/1/2046 37,449 41,173
Pool# AS8154
4.50%, 10/1/2046 17,921 19,574
Pool# FM1368
3.00%, 11/1/2046 1,135,863 1,200,976
Pool# MA2806
3.00%, 11/1/2046 376,883 398,381
Pool# BC9003
3.00%, 11/1/2046 149,150 158,510
Pool# AS8369
3.50%, 11/1/2046 569,382 613,996
Pool# BE5067
3.50%, 11/1/2046 393,222 422,932
Pool# BE0065
3.50%, 11/1/2046 13,632 14,703
Pool# BE5038
4.00%, 11/1/2046 13,268 14,939
Pool# MA2833
3.00%, 12/1/2046 3,118,672 3,314,503
Pool# AS8483
3.00%, 12/1/2046 720,099 763,958
Pool# BC9067
3.00%, 12/1/2046 326,834 346,380
Pool# AS8488
3.00%, 12/1/2046 280,634 301,049
Pool# AS8509
3.00%, 12/1/2046 88,332 95,295
Pool# BM1121
3.50%, 12/1/2046 604,684 657,918
Pool# AS8492
3.50%, 12/1/2046 571,075 625,228
Pool# AS8572
3.50%, 12/1/2046 435,298 463,837
Pool# AS8417
3.50%, 12/1/2046 349,782 372,680
Pool# BE4224
3.50%, 12/1/2046 15,801 16,893
Pool# AS8650
3.00%, 1/1/2047 1,258,023 1,329,173
Pool# AL9697
3.00%, 1/1/2047 700,653 751,986
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8647
3.00%, 1/1/2047 517,404 554,748
Pool# BE5775
3.00%, 1/1/2047 450,062 476,677
Pool# AL9774
3.50%, 1/1/2047 376,799 416,929
Pool# BM3204
3.50%, 1/1/2047 295,804 324,655
Pool# AS8692
3.50%, 1/1/2047 221,011 235,417
Pool# BD2440
3.50%, 1/1/2047 219,408 234,104
Pool# BD2450
3.50%, 1/1/2047 150,889 160,881
Pool# BE6548
3.50%, 1/1/2047 87,949 93,880
Pool# BE7115
4.50%, 1/1/2047 14,391 15,816
Pool# BE5856
4.50%, 1/1/2047 10,100 11,080
Pool# BE6503
4.50%, 1/1/2047 4,463 4,868
Pool# BM3908
5.50%, 1/1/2047 47,438 54,997
Pool# MA2895
3.00%, 2/1/2047 3,899,208 4,130,976
Pool# BM3688
3.50%, 2/1/2047 487,699 522,987
Pool# BD5046
3.50%, 2/1/2047 93,242 99,487
Pool# BM5274
4.00%, 2/1/2047 90,980 98,710
Pool# BE8495
4.50%, 2/1/2047 3,748 4,090
Pool# BE7869
4.50%, 2/1/2047 3,007 3,255
Pool# AL9859
3.00%, 3/1/2047 1,174,692 1,242,634
Pool# AL9848
3.00%, 3/1/2047 379,591 400,736
Pool# BM5383
4.00%, 3/1/2047 58,608 64,697
Pool# AS8966
4.00%, 3/1/2047 44,457 47,986
Pool# AS8979
4.50%, 3/1/2047 62,193 68,844
Pool# BE9247
4.50%, 3/1/2047 6,457 7,068
Pool# BM3707
2.50%, 4/1/2047 190,963 198,023
Pool# AS9463
3.50%, 4/1/2047 176,730 192,045
Pool# AS9451
3.50%, 4/1/2047 118,728 126,141
Pool# BD7122
4.00%, 4/1/2047 567,662 613,010
Pool# AS9467
4.00%, 4/1/2047 284,934 311,989
Pool# AS9470
4.50%, 4/1/2047 200,678 220,238

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 41
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BH0304
4.50%, 4/1/2047 9,096 9,910
Pool# AS9562
3.00%, 5/1/2047 76,773 81,252
Pool# BM3237
3.50%, 5/1/2047 395,725 430,720
Pool# AS9577
3.50%, 5/1/2047 163,659 178,198
Pool# BM1268
4.00%, 5/1/2047 304,588 333,357
Pool# BE3670
3.50%, 6/1/2047 190,199 202,278
Pool# AS9794
3.50%, 6/1/2047 148,181 161,573
Pool# AS9747
4.00%, 6/1/2047 795,237 873,555
Pool# BM3549
4.00%, 6/1/2047 324,689 352,850
Pool# BE3702
4.00%, 6/1/2047 122,581 132,084
Pool# BM1295
4.50%, 6/1/2047 141,558 155,532
Pool# BE9624
4.50%, 6/1/2047 18,204 19,814
Pool# BM3801
3.00%, 7/1/2047 646,855 682,562
Pool# AS9938
3.50%, 7/1/2047 153,429 167,950
Pool# BM1551
3.50%, 7/1/2047 139,241 151,517
Pool# AS9909
3.50%, 7/1/2047 72,345 78,615
Pool# BM1492
4.00%, 7/1/2047 590,705 646,366
Pool# AS9973
4.00%, 7/1/2047 43,947 47,217
Pool# 890673
3.00%, 8/1/2047 332,857 352,432
Pool# MA3087
3.50%, 8/1/2047 293,253 311,731
Pool# CA0240
3.50%, 8/1/2047 156,854 166,692
Pool# BM1658
3.50%, 8/1/2047 121,154 131,041
Pool# BH7375
3.50%, 8/1/2047 93,275 99,344
Pool# CA0123
4.00%, 8/1/2047 471,548 519,299
Pool# BH2597
4.00%, 8/1/2047 325,667 350,842
Pool# BH5359
4.00%, 8/1/2047 165,264 180,327
Pool# CA0133
4.00%, 8/1/2047 58,639 63,168
Pool# BM5787
4.00%, 8/1/2047 17,066 18,529
Pool# CA0407
3.50%, 9/1/2047 276,039 293,570
Pool# BH4004
4.00%, 9/1/2047 283,740 305,639
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3556
4.00%, 9/1/2047 149,515 167,999
Pool# CA0392
4.00%, 9/1/2047 132,325 142,227
Pool# CA0265
4.00%, 9/1/2047 40,043 43,175
Pool# CA0487
3.50%, 10/1/2047 666,840 707,733
Pool# BM1959
3.50%, 10/1/2047 404,154 442,402
Pool# CA0493
4.00%, 10/1/2047 331,294 356,632
Pool# CA0549
4.00%, 10/1/2047 228,825 245,560
Pool# BM3015
4.00%, 10/1/2047 169,924 189,203
Pool# CA0496
4.50%, 10/1/2047 192,121 213,912
Pool# CA0623
4.50%, 10/1/2047 57,447 62,707
Pool# CA0693
3.50%, 11/1/2047 479,311 510,059
Pool# CA0680
3.50%, 11/1/2047 201,334 220,812
Pool# BM3358
3.50%, 11/1/2047 180,650 197,683
Pool# CA0696
4.00%, 11/1/2047 556,876 597,533
Pool# BM3191
4.00%, 11/1/2047 121,258 131,087
Pool# CA0808
4.00%, 11/1/2047 92,431 99,695
Pool# BM3379
3.00%, 12/1/2047 586,670 627,945
Pool# BJ2492
3.50%, 12/1/2047 293,746 312,587
Pool# MA3211
4.00%, 12/1/2047 811,529 875,428
Pool# BJ1699
4.00%, 12/1/2047 240,367 265,011
Pool# MA3238
3.50%, 1/1/2048 457,434 485,422
Pool# CA0991
3.50%, 1/1/2048 409,189 449,637
Pool# CA1015
4.00%, 1/1/2048 310,565 334,645
Pool# CA1025
4.50%, 1/1/2048 461,101 501,407
Pool# CA1189
3.50%, 2/1/2048 1,768,543 1,880,789
Pool# BH9280
3.50%, 2/1/2048 858,009 936,334
Pool# CA1242
3.50%, 2/1/2048 183,985 202,908
Pool# MA3277
4.00%, 2/1/2048 18,378 19,753
Pool# BJ8271
4.50%, 2/1/2048 544,303 595,161
Pool# BJ8270
4.50%, 2/1/2048 321,571 352,885

42 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BK1586
4.50%, 2/1/2048 298,488 330,777
Pool# BJ8269
4.50%, 2/1/2048 268,057 298,401
Pool# CA4341
3.00%, 3/1/2048 157,837 165,848
Pool# MA3305
3.50%, 3/1/2048 50,080 53,266
Pool# BK1972
4.50%, 3/1/2048 80,061 88,133
Pool# BJ0640
5.00%, 3/1/2048 21,667 23,960
Pool# CA1531
3.50%, 4/1/2048 144,229 159,971
Pool# CA1510
3.50%, 4/1/2048 127,981 135,971
Pool# CA1551
4.00%, 4/1/2048 829,714 888,869
Pool# CA1560
4.50%, 4/1/2048 171,614 189,099
Pool# BJ2681
5.00%, 4/1/2048 69,061 76,303
Pool# MA3348
5.00%, 4/1/2048 6,795 7,510
Pool# BM4024
3.50%, 5/1/2048 97,388 107,283
Pool# MA3358
4.50%, 5/1/2048 261,845 282,913
Pool# MA3374
5.00%, 5/1/2048 20,906 23,078
Pool# CA1898
4.50%, 6/1/2048 195,505 217,324
Pool# CA1951
4.00%, 7/1/2048 202,902 217,714
Pool# BK6577
4.50%, 7/1/2048 27,068 29,324
Pool# CA1988
4.50%, 7/1/2048 6,723 7,297
Pool# BK4766
4.50%, 8/1/2048 319,912 353,225
Pool# CA2376
4.00%, 9/1/2048 222,538 238,565
Pool# MA3472
5.00%, 9/1/2048 25,521 28,093
Pool# MA3495
4.00%, 10/1/2048 289,232 309,881
Pool# CA2493
4.50%, 10/1/2048 136,754 148,237
Pool# BM4664
4.50%, 10/1/2048 128,880 142,823
Pool# BM5024
3.00%, 11/1/2048 795,003 833,586
Pool# FM1001
3.50%, 11/1/2048 59,199 63,035
Pool# MA3521
4.00%, 11/1/2048 299,261 320,527
Pool# MA3536
4.00%, 12/1/2048 227,022 243,346
Pool# CA2779
4.50%, 12/1/2048 399,528 441,131
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BN0340
4.50%, 12/1/2048 359,716 389,485
Pool# BM5212
4.50%, 12/1/2048 97,806 105,910
Pool# FM2888
3.50%, 1/1/2049 2,119,808 2,247,204
Pool# BN3944
4.00%, 1/1/2049 134,374 146,125
Pool# BN3960
4.50%, 1/1/2049 233,237 252,672
Pool# BN6135
4.00%, 2/1/2049 108,827 116,591
Pool# FM2337
4.50%, 2/1/2049 416,608 451,553
Pool# CA3387
4.00%, 4/1/2049 430,936 472,963
Pool# CA3394
5.00%, 4/1/2049 50,213 55,393
Pool# CA3489
4.00%, 5/1/2049 322,920 354,412
Pool# MA3665
4.50%, 5/1/2049 395,486 428,254
Pool# FM1051
4.50%, 5/1/2049 244,022 264,330
Pool# CA3669
4.00%, 6/1/2049 473,747 519,474
Pool# CA3639
4.00%, 6/1/2049 168,340 183,063
Pool# CA3825
4.00%, 7/1/2049 361,402 398,099
Pool# CA3844
4.50%, 7/1/2049 177,003 191,606
Pool# CA4030
4.00%, 8/1/2049 771,754 826,994
Pool# CA4035
4.50%, 8/1/2049 230,570 249,658
Pool# BO2258
3.00%, 10/1/2049 1,129,051 1,183,628
Pool# BO5494
3.00%, 11/1/2049 131,038 138,331
Pool# MA3835
3.50%, 11/1/2049 202,345 213,973
Pool# MA3836
4.00%, 11/1/2049 291,883 312,382
Pool# BO6225
3.00%, 12/1/2049 995,728 1,043,876
Pool# BO5380
3.00%, 12/1/2049 154,236 163,007
Pool# MA3873
4.00%, 12/1/2049 220,212 235,695
Pool# CA5152
3.00%, 2/1/2050 349,949 369,322
Pool# FM2887
3.00%, 3/1/2050 658,418 693,898
Pool# FM0077
3.00%, 3/1/2050 164,193 175,112
Pool# CA5510
3.00%, 4/1/2050 561,188 593,423
Pool# CA5754
4.00%, 5/1/2050 71,425 76,489

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 43
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4077
2.00%, 7/1/2050 1,252,399 1,256,710
Pool# CA6317
3.00%, 7/1/2050 678,868 720,341
Pool# CA6598
2.50%, 8/1/2050 1,161,079 1,205,065
Pool# BQ4909
2.00%, 9/1/2050 2,075,102 2,082,245
Pool# CA6985
2.00%, 9/1/2050 1,122,771 1,130,506
Pool# FM4226
2.50%, 9/1/2050 2,849,956 2,957,226
Pool# FM4231
2.50%, 9/1/2050 2,624,223 2,708,963
Pool# FM4222
2.50%, 9/1/2050 645,842 674,797
Pool# CA7029
2.50%, 9/1/2050 592,902 619,485
Pool# CA7572
2.50%, 10/1/2050 4,180,318 4,353,573
Pool# CA7368
2.50%, 10/1/2050 1,649,753 1,702,952
Pool# CA7369
2.50%, 10/1/2050 1,353,811 1,397,447
Pool# CA7573
2.50%, 11/1/2050 6,149,440 6,399,588
Pool# FM4859
2.50%, 11/1/2050 1,345,669 1,396,319
Pool# FM4808
2.50%, 11/1/2050 1,036,067 1,069,525
Pool# CA8442
2.00%, 1/1/2051 2,494,478 2,516,774
Pool# FM6031
2.00%, 2/1/2051 3,033,470 3,044,807
Pool# CA8823
2.00%, 2/1/2051 1,331,816 1,338,323
Pool# CA8893
2.00%, 2/1/2051 1,298,073 1,304,415
Pool# BQ9747
2.00%, 2/1/2051 960,666 963,973
Pool# FM6135
2.00%, 2/1/2051 721,328 725,746
Pool# CA8954
2.50%, 2/1/2051 1,727,938 1,783,160
Pool# CA8866
2.50%, 2/1/2051 928,054 959,389
Pool# FM6554
2.00%, 3/1/2051 2,334,032 2,350,135
Pool# FM7677
2.50%, 3/1/2051 2,743,263 2,837,562
Pool# FM6569
2.50%, 3/1/2051 2,733,249 2,829,779
Pool# FM6834
2.00%, 4/1/2051 2,818,420 2,837,865
Pool# CB0235
2.00%, 4/1/2051 1,517,441 1,527,970
Pool# CB0149
2.00%, 4/1/2051 386,942 388,488
Pool# BR7647
2.00%, 4/1/2051 309,041 310,183
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BR7703
2.50%, 4/1/2051 536,356 553,637
Pool# CB0400
2.00%, 5/1/2051 369,852 375,381
Pool# MA4326
2.50%, 5/1/2051 2,137,377 2,205,684
Pool# CB0684
2.00%, 6/1/2051 1,563,956 1,574,032
Pool# CB0819
2.00%, 6/1/2051 1,406,009 1,415,765
Pool# FM7719
2.00%, 6/1/2051 1,008,667 1,015,626
Pool# MA4356
2.50%, 6/1/2051 8,436,029 8,705,630
Pool# MA4378
2.00%, 7/1/2051 2,433,314 2,441,690
Pool# CB1110
2.00%, 7/1/2051 641,640 644,011
Pool# FM8160
2.50%, 7/1/2051 800,000 834,096
Pool# FM8007
2.50%, 7/1/2051 520,416 537,346
Pool# CB1065
2.50%, 7/1/2051 394,905 407,691
Pool# CB1133
2.50%, 7/1/2051 324,224 337,535
Pool# CB1330
2.50%, 8/1/2051 1,816,601 1,875,838
Pool# FM8011
2.50%, 8/1/2051 1,506,475 1,566,639
Pool# CB1400
3.00%, 8/1/2051 49,643 53,489
Pool# MA4437
2.00%, 10/1/2051 11,799,000 11,839,614
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 10/25/2036 13,100,000 13,229,467
2.00%, 10/25/2036 7,440,000 7,662,330
2.50%, 10/25/2036 695,000 724,022
3.00%, 10/25/2036 98,663 103,770
3.50%, 10/25/2036 1,293,000 1,379,596
4.00%, 10/25/2036 143,000 151,574
4.50%, 10/25/2036 215,000 225,171
5.00%, 10/25/2036 35,000 36,498
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 10/25/2051 18,525,000 17,995,296
2.00%, 10/25/2051 23,321,000 23,383,859
2.50%, 10/25/2051 6,526,000 6,728,663
3.00%, 10/25/2051 5,250,000 5,493,427
3.50%, 10/25/2051 1,700,000 1,798,712
4.00%, 10/25/2051 1,825,000 1,955,281
2.50%, 11/25/2051 1,425,000 1,466,470
3.00%, 11/25/2051 1,350,000 1,410,835
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 312 326
Pool# 457801
7.00%, 8/15/2028 1,699 1,839

44 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 486936
6.50%, 2/15/2029 684 767
Pool# 502969
6.00%, 3/15/2029 2,474 2,777
Pool# 487053
7.00%, 3/15/2029 801 877
Pool# 781014
6.00%, 4/15/2029 1,680 1,878
Pool# 509099
7.00%, 6/15/2029 2,719 2,796
Pool# 470643
7.00%, 7/15/2029 7,137 7,342
Pool# 434505
7.50%, 8/15/2029 47 48
Pool# 416538
7.00%, 10/15/2029 13 13
Pool# 781124
7.00%, 12/15/2029 5,781 6,673
Pool# 507396
7.50%, 9/15/2030 34,562 36,076
Pool# 531352
7.50%, 9/15/2030 2,204 2,277
Pool# 536334
7.50%, 10/15/2030 158 162
Pool# 540659
7.00%, 1/15/2031 731 740
Pool# 486019
7.50%, 1/15/2031 809 844
Pool# 535388
7.50%, 1/15/2031 501 510
Pool# 528589
6.50%, 3/15/2031 17,709 19,784
Pool# 508473
7.50%, 4/15/2031 3,375 3,617
Pool# 544470
8.00%, 4/15/2031 1,870 1,878
Pool# 781287
7.00%, 5/15/2031 2,690 3,132
Pool# 781319
7.00%, 7/15/2031 815 963
Pool# 485879
7.00%, 8/15/2031 4,480 4,936
Pool# 572554
6.50%, 9/15/2031 38,650 43,177
Pool# 781328
7.00%, 9/15/2031 2,604 3,020
Pool# 550991
6.50%, 10/15/2031 469 524
Pool# 571267
7.00%, 10/15/2031 465 507
Pool# 555171
6.50%, 12/15/2031 1,159 1,295
Pool# 781380
7.50%, 12/15/2031 850 1,006
Pool# 781481
7.50%, 1/15/2032 3,743 4,460
Pool# 580972
6.50%, 2/15/2032 164 183
Pool# 781401
7.50%, 2/15/2032 2,556 2,964
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781916
6.50%, 3/15/2032 35,426 40,343
Pool# 552474
7.00%, 3/15/2032 4,299 4,915
Pool# 781478
7.50%, 3/15/2032 1,534 1,796
Pool# 781429
8.00%, 3/15/2032 2,680 3,132
Pool# 781431
7.00%, 4/15/2032 10,156 12,021
Pool# 552616
7.00%, 6/15/2032 34,894 39,602
Pool# 570022
7.00%, 7/15/2032 13,132 15,232
Pool# 595077
6.00%, 10/15/2032 4,896 5,788
Pool# 552903
6.50%, 11/15/2032 78,504 89,690
Pool# 552952
6.00%, 12/15/2032 4,737 5,412
Pool# 602102
6.00%, 2/15/2033 13,863 15,551
Pool# 588192
6.00%, 2/15/2033 3,830 4,315
Pool# 553144
5.50%, 4/15/2033 15,076 17,479
Pool# 604243
6.00%, 4/15/2033 6,569 7,688
Pool# 611526
6.00%, 5/15/2033 7,763 8,700
Pool# 553320
6.00%, 6/15/2033 17,800 20,903
Pool# 573916
6.00%, 11/15/2033 22,306 22,306
Pool# 604788
6.50%, 11/15/2033 50,656 56,589
Pool# 781688
6.00%, 12/15/2033 25,198 29,763
Pool# 604875
6.00%, 12/15/2033 22,420 26,505
Pool# 781690
6.00%, 12/15/2033 9,951 11,756
Pool# 781699
7.00%, 12/15/2033 3,628 4,101
Pool# 621856
6.00%, 1/15/2034 8,639 9,680
Pool# 564799
6.00%, 3/15/2034 14,923 16,737
Pool# 630038
6.50%, 8/15/2034 30,137 33,667
Pool# 781804
6.00%, 9/15/2034 27,543 32,552
Pool# 781847
6.00%, 12/15/2034 18,513 21,855
Pool# 486921
5.50%, 2/15/2035 6,241 7,146
Pool# 781902
6.00%, 2/15/2035 24,856 29,242
Pool# 781933
6.00%, 6/15/2035 2,797 3,306

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 45
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 649513
5.50%, 10/15/2035 219,912 251,264
Pool# 649510
5.50%, 10/15/2035 87,103 100,432
Pool# 652207
5.50%, 3/15/2036 41,254 46,026
Pool# 655519
5.00%, 5/15/2036 19,229 21,759
Pool# 652539
5.00%, 5/15/2036 6,696 7,580
Pool# 606308
5.50%, 5/15/2036 9,380 10,615
Pool# 606314
5.50%, 5/15/2036 6,818 7,602
Pool# 657912
6.50%, 8/15/2036 4,318 4,823
Pool# 697957
4.50%, 3/15/2039 662,809 749,990
Pool# 704630
5.50%, 7/15/2039 29,741 34,361
Pool# 710724
4.50%, 8/15/2039 226,260 256,090
Pool# 722292
5.00%, 9/15/2039 420,075 487,659
Pool# 782803
6.00%, 11/15/2039 216,591 250,909
Pool# 736666
4.50%, 4/15/2040 470,557 531,880
Pool# 733312
4.00%, 9/15/2040 59,003 65,521
Pool# 742235
4.00%, 12/15/2040 135,259 150,226
Pool# 759075
4.00%, 1/15/2041 108,337 120,173
Pool# 755959
4.00%, 1/15/2041 105,326 117,256
Pool# 742244
4.00%, 1/15/2041 99,783 110,869
Pool# 755958
4.00%, 1/15/2041 99,458 109,630
Pool# 753826
4.00%, 1/15/2041 52,832 58,655
Pool# 690662
4.00%, 1/15/2041 39,580 43,676
Pool# 719486
4.00%, 1/15/2041 10,652 11,437
Pool# 759207
4.00%, 2/15/2041 197,646 220,036
Pool# 757555
4.00%, 2/15/2041 23,032 25,080
Pool# 757557
4.00%, 2/15/2041 22,029 23,963
Pool# 738107
4.00%, 3/15/2041 260,243 288,926
Pool# 784637
4.00%, 8/15/2041 82,631 92,620
Pool# 778869
4.00%, 2/15/2042 133,427 148,136
Pool# 783745
3.50%, 3/15/2043 913,694 1,007,573
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# AD8789
3.50%, 3/15/2043 485,368 524,471
Pool# AD2254
3.50%, 3/15/2043 86,249 92,207
Pool# AA6403
3.00%, 5/15/2043 623,344 664,603
Pool# AD2411
3.50%, 5/15/2043 402,076 429,849
Pool# 783781
3.50%, 6/15/2043 346,898 373,309
Pool# 784015
3.00%, 7/15/2043 111,596 118,309
Pool# 784459
3.00%, 12/15/2046 255,634 268,913
Pool# 784293
3.00%, 12/15/2046 59,369 66,520
Pool# 784355
4.00%, 12/15/2046 125,072 134,056
Pool# 784500
3.00%, 2/15/2047 534,104 560,405
Pool# 784713
3.00%, 2/15/2047 125,279 132,999
Pool# 784458
3.50%, 12/15/2047 1,179,281 1,297,205
Pool# 784747
4.00%, 5/15/2048 117,283 126,995
Pool# 784715
4.00%, 5/15/2048 87,945 94,510
Pool# 785073
4.00%, 9/15/2049 116,205 125,827
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 279,171 321,149
Pool# 4245
6.00%, 9/20/2038 107,531 124,364
Pool# 4559
5.00%, 10/20/2039 254,737 290,280
Pool# 4715
5.00%, 6/20/2040 64,166 73,169
Pool# 4747
5.00%, 7/20/2040 740,124 841,249
Pool# 4771
4.50%, 8/20/2040 616,211 682,412
Pool# 4802
5.00%, 9/20/2040 495,093 564,557
Pool# 4834
4.50%, 10/20/2040 163,110 180,933
Pool# 737727
4.00%, 12/20/2040 953,657 1,047,895
Pool# 737730
4.00%, 12/20/2040 314,054 345,088
Pool# 4923
4.50%, 1/20/2041 253,359 283,912
Pool# 4978
4.50%, 3/20/2041 35,865 39,915
Pool# 5017
4.50%, 4/20/2041 373,419 415,940
Pool# 5056
5.00%, 5/20/2041 124,038 141,443

46 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 5082
4.50%, 6/20/2041 145,147 162,075
Pool# 5175
4.50%, 9/20/2041 170,623 190,680
Pool# 675523
3.50%, 3/20/2042 184,228 199,052
Pool# 5332
4.00%, 3/20/2042 164,387 181,290
Pool# MA0392
3.50%, 9/20/2042 1,501,622 1,623,649
Pool# MA0462
3.50%, 10/20/2042 1,185,053 1,281,302
Pool# MA0534
3.50%, 11/20/2042 2,703,799 2,923,146
Pool# MA0625
3.50%, 12/20/2042 570,524 616,805
Pool# MA0698
3.00%, 1/20/2043 610,232 646,163
Pool# MA0852
3.50%, 3/20/2043 622,401 672,872
Pool# MA0934
3.50%, 4/20/2043 564,587 610,435
Pool# AF1001
3.50%, 6/20/2043 488,688 530,402
Pool# MA1376
4.00%, 10/20/2043 261,326 285,830
Pool# AJ9335
3.50%, 10/20/2044 58,362 63,050
Pool# MA2677
3.00%, 3/20/2045 225,000 237,202
Pool# MA2754
3.50%, 4/20/2045 414,673 442,397
Pool# MA2824
2.50%, 5/20/2045 446,148 464,391
Pool# MA2825
3.00%, 5/20/2045 883,918 931,520
Pool# AM4381
3.50%, 5/20/2045 529,309 563,523
Pool# MA2891
3.00%, 6/20/2045 1,478,930 1,558,658
Pool# MA2960
3.00%, 7/20/2045 502,007 529,080
Pool# 784156
4.00%, 8/20/2045 219,753 235,571
Pool# AO1103
3.50%, 9/20/2045 817,237 882,924
Pool# AO1099
3.50%, 9/20/2045 441,172 476,629
Pool# MA3106
4.00%, 9/20/2045 121,469 132,530
Pool# MA3172
3.00%, 10/20/2045 240,946 253,912
Pool# MA3173
3.50%, 10/20/2045 170,765 182,072
Pool# MA3174
4.00%, 10/20/2045 15,040 16,115
Pool# MA3243
3.00%, 11/20/2045 452,410 476,752
Pool# MA3244
3.50%, 11/20/2045 445,787 476,241
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 784098
3.00%, 12/20/2045 885,727 935,922
Pool# MA3309
3.00%, 12/20/2045 775,598 817,341
Pool# MA3310
3.50%, 12/20/2045 333,278 355,571
Pool# 784111
3.00%, 1/20/2046 476,766 504,258
Pool# MA3377
4.00%, 1/20/2046 68,360 74,329
Pool# 784119
3.00%, 2/20/2046 886,615 936,861
Pool# 784115
3.00%, 2/20/2046 40,542 42,840
Pool# MA3520
3.00%, 3/20/2046 621,734 655,153
Pool# MA3521
3.50%, 3/20/2046 1,198,468 1,274,792
Pool# MA3522
4.00%, 3/20/2046 472,586 506,365
Pool# MA3596
3.00%, 4/20/2046 325,102 342,383
Pool# MA3597
3.50%, 4/20/2046 343,492 364,261
Pool# MA3662
3.00%, 5/20/2046 1,230,510 1,295,207
Pool# MA3735
3.00%, 6/20/2046 755,180 794,924
Pool# MA3736
3.50%, 6/20/2046 1,995,032 2,121,622
Pool# MA3804
4.00%, 7/20/2046 73,205 78,427
Pool# MA3873
3.00%, 8/20/2046 1,614,515 1,700,501
Pool# MA3876
4.50%, 8/20/2046 77,051 85,566
Pool# MA3936
3.00%, 9/20/2046 1,656,835 1,744,086
Pool# MA3939
4.50%, 9/20/2046 11,546 12,903
Pool# MA4006
4.50%, 10/20/2046 238,675 266,230
Pool# MA4068
3.00%, 11/20/2046 246,262 259,237
Pool# MA4069
3.50%, 11/20/2046 26,075 27,683
Pool# MA4070
4.00%, 11/20/2046 45,659 48,916
Pool# MA4071
4.50%, 11/20/2046 16,470 18,360
Pool# MA4125
2.50%, 12/20/2046 137,556 142,845
Pool# MA4126
3.00%, 12/20/2046 2,487,831 2,621,981
Pool# MA4127
3.50%, 12/20/2046 605,534 643,468
Pool# MA4194
2.50%, 1/20/2047 527,624 546,962
Pool# MA4196
3.50%, 1/20/2047 160,419 170,421

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 47
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4261
3.00%, 2/20/2047 640,622 675,021
Pool# MA4262
3.50%, 2/20/2047 2,428,865 2,577,159
Pool# MA4264
4.50%, 2/20/2047 19,290 21,131
Pool# MA4321
3.50%, 3/20/2047 1,241,654 1,315,200
Pool# AZ1974
3.50%, 4/20/2047 298,533 322,522
Pool# MA4382
3.50%, 4/20/2047 211,247 222,287
Pool# MA4383
4.00%, 4/20/2047 1,058,328 1,134,888
Pool# MA4384
4.50%, 4/20/2047 25,268 27,387
Pool# MA4509
3.00%, 6/20/2047 231,901 245,468
Pool# MA4511
4.00%, 6/20/2047 485,512 520,609
Pool# MA4512
4.50%, 6/20/2047 57,352 62,182
Pool# MA4585
3.00%, 7/20/2047 43,357 45,917
Pool# MA4587
4.00%, 7/20/2047 1,517,802 1,625,966
Pool# MA4652
3.50%, 8/20/2047 489,714 519,257
Pool# 784471
3.50%, 8/20/2047 475,106 506,912
Pool# BC1888
3.50%, 8/20/2047 472,879 510,820
Pool# MA4653
4.00%, 8/20/2047 76,090 81,511
Pool# 784408
3.50%, 10/20/2047 236,435 252,424
Pool# MA4780
4.50%, 10/20/2047 20,141 21,777
Pool# MA4836
3.00%, 11/20/2047 446,583 470,004
Pool# MA4837
3.50%, 11/20/2047 441,552 467,725
Pool# MA4838
4.00%, 11/20/2047 2,053,828 2,200,118
Pool# MA4899
3.00%, 12/20/2047 362,819 381,090
Pool# 784421
3.50%, 12/20/2047 338,515 372,948
Pool# MA4900
3.50%, 12/20/2047 319,570 338,819
Pool# MA4961
3.00%, 1/20/2048 673,317 707,381
Pool# MA4962
3.50%, 1/20/2048 606,611 644,073
Pool# MA5018
3.00%, 2/20/2048 170,451 178,585
Pool# MA5019
3.50%, 2/20/2048 33,560 35,470
Pool# 784480
3.50%, 4/20/2048 374,318 415,356
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 784479
3.50%, 4/20/2048 260,868 290,599
Pool# 784481
3.50%, 4/20/2048 118,034 126,848
Pool# MA5137
4.00%, 4/20/2048 451,463 483,615
Pool# BD4034
4.00%, 4/20/2048 135,459 146,939
Pool# MA5138
4.50%, 4/20/2048 188,593 202,130
Pool# MA5192
4.00%, 5/20/2048 812,110 868,027
Pool# MA5265
4.50%, 6/20/2048 347,779 373,387
Pool# MA5331
4.50%, 7/20/2048 158,956 169,899
Pool# MA5398
4.00%, 8/20/2048 806,248 858,945
Pool# MA5399
4.50%, 8/20/2048 419,141 449,013
Pool# MA5466
4.00%, 9/20/2048 177,503 189,375
Pool# BJ2692
4.00%, 11/20/2048 102,089 108,971
Pool# MA5597
5.00%, 11/20/2048 15,841 17,101
Pool# MA5652
4.50%, 12/20/2048 196,971 210,364
Pool# 784656
4.50%, 12/20/2048 127,175 136,369
Pool# BK2856
4.50%, 12/20/2048 21,241 22,780
Pool# MA5653
5.00%, 12/20/2048 44,959 48,531
Pool# MA5712
5.00%, 1/20/2049 170,381 182,992
Pool# MA5818
4.50%, 3/20/2049 146,702 156,567
Pool# MA5878
5.00%, 4/20/2049 18,214 19,663
Pool# MA5987
4.50%, 6/20/2049 934,004 998,202
Pool# MA6041
4.50%, 7/20/2049 265,550 283,459
Pool# MA6092
4.50%, 8/20/2049 112,029 119,531
Pool# MA6153
3.00%, 9/20/2049 185,490 194,029
Pool# MA6409
3.00%, 1/20/2050 1,248,574 1,306,056
Pool# MA6474
3.00%, 2/20/2050 1,204,246 1,259,687
Pool# MA6542
3.50%, 3/20/2050 334,839 351,697
Pool# MA6657
3.50%, 5/20/2050 627,076 659,645
Pool# BW4732
2.50%, 8/20/2050 1,463,153 1,511,354
Pool# BW6206
2.50%, 8/20/2050 1,230,224 1,270,773

48 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA6820
3.00%, 8/20/2050 939,646 982,906
Pool# MA6821
3.50%, 8/20/2050 1,004,053 1,056,173
Pool# BW4741
2.50%, 9/20/2050 1,375,401 1,420,641
Pool# BY0776
2.50%, 9/20/2050 877,927 906,847
Pool# BY0805
2.50%, 9/20/2050 850,888 878,944
Pool# MA7053
3.00%, 12/20/2050 1,399,962 1,464,413
Pool# MA7136
2.50%, 1/20/2051 2,690,264 2,772,567
Pool# MA7137
3.00%, 1/20/2051 3,203,339 3,350,814
Pool# MA7193
2.50%, 2/20/2051 728,510 752,248
Pool# MA7311
2.00%, 4/20/2051 3,991,920 4,052,970
Pool# MA7367
2.50%, 5/20/2051 4,918,442 5,075,739
Pool# MA7472
2.50%, 7/20/2051 2,464,433 2,543,842
Pool# MA7534
2.50%, 8/20/2051 3,273,902 3,379,930
GNMA TBA
1.50%, 10/15/2051 450,000 442,283
2.00%, 10/15/2051 6,000,000 6,086,484
2.50%, 10/15/2051 8,869,000 9,155,513
3.00%, 10/15/2051 2,022,000 2,112,517
4.00%, 10/15/2051 514,000 550,564
4.50%, 10/15/2051 575,000 641,889
UMBS, 30 Year, Single Family
TBA
4.50%, 10/25/2051 25,000
27,037
Total Mortgage-Backed Securities
(cost $592,367,722)
604,732,049
Municipal Bonds 0.8%
California 0.3%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 162,967
Bay Area Toll Authority, RB
Series F-1, 2.57%,
4/1/2031 60,000 62,987
Series F-2, 6.26%,
4/1/2049 250,000 403,528
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 92,006
City of San Francisco
California Public Utilities
Commission Water
Revenue, RB, Series B,
6.00%, 11/1/2040 100,000 138,098
Municipal Bonds
Principal
Amount ($) Value ($)
California
Bay Area Toll Authority, RB
(continued)
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 300,000 506,752
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 123,037
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 200,000 323,139
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 420,000 593,534
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 149,692
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 200,000 247,819
State of California, GO
7.55%, 4/1/2039 1,410,000 2,375,918
7.63%, 3/1/2040 425,000 706,848
University of California, RB
Series AB, 3.35%, 7/1/2029 200,000 223,844
Series H, 6.55%, 5/15/2048 150,000 231,616
Series F, 6.58%, 5/15/2049 200,000 305,163
Series N, 3.26%, 5/15/2060 230,000 247,119
University of Texas System,
RB, Series F, 5.95%,
5/15/2045 300,000 422,475
University of Virginia,
RB, Series AQ, 4.77%,
5/15/2115 150,000 205,461
7,522,003
Connecticut 0.0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 500,000 659,187
Florida 0.0%
†
State Board of Administration
Finance Corp., RB
Series A, 1.26%, 7/1/2025 95,000 96,024
Series A, 2.15%, 7/1/2030 105,000 106,143
202,167
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, Refunding, RB,
Series A, 6.66%, 4/1/2057 484,000 738,432
Illinois 0.1%
Chicago Transit Authority, RB,
Series A, 6.90%, 12/1/2040 300,000 424,182
State of Illinois, GO
4.95%, 6/1/2023 81,455 85,971

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 49
Municipal Bonds
Principal
Amount ($) Value ($)
Illinois
State of Illinois, GO
(continued)
5.10%, 6/1/2033 945,000 1,101,442
1,611,595
New Jersey 0.1%
New Jersey Economic
Development Authority, RB,
NATL-RE Insured, Series A,
7.43%, 2/15/2029 125,000 160,151
New Jersey State Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 718,292
New Jersey Transportation
Trust Fund Authority,
RB, 4.13%, 6/15/2042 30,000 34,123
Rutgers-State University of
New Jersey, RB, Series H,
5.67%, 5/1/2040 250,000 335,626
1,248,192
New York 0.2%
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 460,000 746,053
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 300,000 436,575
New York City Transitional
Finance Authority, RB,
Series B, 5.57%, 11/1/2038 500,000 658,353
New York State Dormitory
Authority, RB, 5.63%,
3/15/2039 250,000 321,634
Port Authority of New York &
New Jersey, RB
6.04%, 12/1/2029 620,000 810,343
3.18%, 7/15/2060 135,000 135,954
3,108,912
Ohio 0.0%
†
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 122,243
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 150,000 198,423
320,666
South Carolina 0.0%
†
South Carolina State Public
Service Authority, RB,
Series C, 6.45%, 1/1/2050 100,000 159,165
Texas 0.1%
Dallas Area Rapid Transit, RB,
Series B, 6.00%, 12/1/2044 200,000 294,333
Municipal Bonds
Principal
Amount ($) Value ($)
Texas
Dallas-Fort Worth International
Airport, RB, Series C,
2.92%, 11/1/2050 100,000 100,246
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 46,507
North Texas Tollway Authority,
RB, 3.01%, 1/1/2043 35,000 35,327
State of Texas, GO, Series A,
4.63%, 4/1/2033 350,000 427,748
Texas Transportation
Commission, RB, Series B,
5.18%, 4/1/2030 150,000 182,950
University of Texas System,
RB
Series A, 5.26%, 7/1/2039 260,000 363,145
Series C, 4.79%, 8/15/2046 200,000 266,679
1,716,935
Virginia 0.0%
†
University of Virginia, RB,
Series VA, 2.26%, 9/1/2050 90,000 82,772
Washington 0.0%
†
State of Washington Motor
Vehicle Fuel Tax, GO,
Series F, 5.14%, 8/1/2040 200,000 276,201
Total Municipal Bonds
(cost $13,534,104)
17,646,227
Supranational 1.2%
African Development Bank
0.75%, 4/3/2023 1,000,000 1,007,392
3.00%, 9/20/2023 500,000 525,951
Asian Development Bank
2.75%, 3/17/2023 1,000,000 1,036,661
2.63%, 1/30/2024 1,000,000 1,050,716
1.50%, 10/18/2024 500,000 513,524
0.63%, 4/29/2025 1,000,000 993,165
1.88%, 1/24/2030 500,000 515,153
Asian Infrastructure
Investment Bank (The),
0.50%, 10/30/2024 230,000 229,149
European Bank for
Reconstruction &
Development, 1.50%,
2/13/2025 1,000,000 1,027,271
European Investment Bank
2.50%, 3/15/2023 500,000 516,405
1.38%, 5/15/2023 3,000,000 3,053,570
3.25%, 1/29/2024 1,000,000 1,065,198
0.75%, 10/26/2026(b) 290,000 285,978
2.38%, 5/24/2027 2,000,000 2,134,594
Inter-American Development
Bank
2.50%, 1/18/2023(b) 2,000,000 2,059,496
2.63%, 1/16/2024 1,000,000 1,049,746

50 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Supranational
Principal
Amount ($) Value ($)
1.75%, 3/14/2025 500,000 517,704
0.63%, 7/15/2025 1,000,000 994,181
2.00%, 7/23/2026 1,000,000 1,045,547
2.25%, 6/18/2029 250,000 265,092
1.13%, 1/13/2031 2,000,000 1,926,695
International Bank for
Reconstruction &
Development
7.63%, 1/19/2023 973,000 1,065,927
1.88%, 6/19/2023 1,000,000 1,026,940
3.00%, 9/27/2023 750,000 789,540
0.63%, 4/22/2025 1,000,000 996,638
2.50%, 11/22/2027(b) 1,000,000 1,076,152
0.88%, 5/14/2030 1,000,000 949,364
Nordic Investment Bank,
2.25%, 5/21/2024 500,000 522,814
Total Supranational
(cost $27,754,956)
28,240,563
U.S. Government Agency Securities 1.3%
FHLB
3.00%, 12/9/2022 1,535,000 1,587,664
2.75%, 12/13/2024(b) 1,000,000 1,069,005
5.50%, 7/15/2036(b) 1,500,000 2,188,043
FHLMC
0.13%, 7/25/2022 3,325,000 3,326,225
0.25%, 6/26/2023 2,700,000 2,700,000
0.25%, 8/24/2023 3,535,000 3,533,588
0.25%, 12/4/2023 1,030,000 1,027,777
0.38%, 7/21/2025 1,165,000 1,149,695
6.25%, 7/15/2032 1,245,000 1,804,353
FNMA
2.63%, 1/11/2022 1,055,000 1,062,288
2.38%, 1/19/2023 490,000 503,863
0.50%, 6/17/2025 1,000,000 993,947
6.25%, 5/15/2029 2,500,000 3,361,414
7.25%, 5/15/2030 2,000,000 2,921,420
0.88%, 8/5/2030 440,000 414,196
Tennessee Valley Authority,
4.88%, 1/15/2048 500,000 716,408
Total U.S. Government Agency Securities
(cost $27,070,756)
28,359,886
U.S. Treasury Obligations 37.9%
U.S. Treasury Bonds
7.63%, 11/15/2022 (b) 2,000,000 2,167,344
6.25%, 8/15/2023 4,000,000 4,449,062
6.88%, 8/15/2025 (b) 449,000 554,234
6.00%, 2/15/2026 (b) 4,042,000 4,934,082
6.50%, 11/15/2026 (b) 3,000,000 3,825,234
5.50%, 8/15/2028 4,000,000 5,111,875
5.38%, 2/15/2031 (b) 2,000,000 2,692,187
4.75%, 2/15/2037 (b) 709,600 1,001,451
5.00%, 5/15/2037 305,000 441,845
4.38%, 2/15/2038 (b) 250,000 342,197
4.25%, 5/15/2039 (b) 1,500,000 2,044,688
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
4.50%, 8/15/2039 (b) 1,080,000 1,516,852
4.38%, 11/15/2039 300,000 415,734
3.88%, 8/15/2040 1,000,000 1,311,250
1.38%, 11/15/2040 1,500,000 1,347,422
4.25%, 11/15/2040 1,400,000 1,924,180
4.75%, 2/15/2041 (b) 2,000,000 2,922,187
3.75%, 8/15/2041 (b) 4,900,000 6,351,625
3.13%, 11/15/2041 7,100,000 8,455,656
3.13%, 2/15/2042 (b) 1,000,000 1,193,086
3.00%, 5/15/2042 (b) 1,000,000 1,169,180
2.75%, 8/15/2042 7,200,000 8,102,531
2.75%, 11/15/2042 1,500,000 1,686,738
3.13%, 2/15/2043 4,050,000 4,825,986
2.88%, 5/15/2043 5,350,000 6,139,752
3.63%, 2/15/2044 5,000,000 6,436,133
3.38%, 5/15/2044 4,000,000 4,971,719
3.13%, 8/15/2044 5,700,000 6,821,520
3.00%, 11/15/2044 5,500,000 6,457,559
2.50%, 2/15/2045 12,500,000 13,499,023
3.00%, 5/15/2045 (b) 5,500,000 6,471,094
2.88%, 8/15/2045 3,300,000 3,805,055
2.50%, 2/15/2046 7,000,000 7,570,391
2.50%, 5/15/2046 3,000,000 3,246,211
2.88%, 11/15/2046 5,000,000 5,791,602
3.00%, 2/15/2047 2,000,000 2,369,844
3.00%, 5/15/2047 (b) 2,500,000 2,965,723
2.75%, 8/15/2047 2,500,000 2,837,598
2.75%, 11/15/2047 3,200,000 3,635,750
3.00%, 2/15/2048 4,000,000 4,756,250
3.38%, 11/15/2048 5,500,000 7,006,484
2.88%, 5/15/2049 5,000,000 5,849,219
2.25%, 8/15/2049 3,000,000 3,109,687
2.38%, 11/15/2049 800,000 851,469
2.00%, 2/15/2050 500,000 491,211
1.25%, 5/15/2050 1,700,000 1,390,746
1.38%, 8/15/2050 (b) 5,000,000 4,219,141
1.63%, 11/15/2050 6,800,000 6,109,109
1.88%, 2/15/2051 4,400,000 4,195,812
2.38%, 5/15/2051 (b) 7,500,000 8,003,907
2.00%, 8/15/2051 4,300,000 4,224,078
U.S. Treasury Notes
1.75%, 9/30/2022 15,500,000 15,757,930
1.88%, 10/31/2022 6,000,000 6,114,141
2.00%, 10/31/2022 5,000,000 5,102,148
1.63%, 11/15/2022 1,300,000 1,321,938
0.13%, 11/30/2022 15,000,000 14,997,656
2.00%, 11/30/2022 8,500,000 8,684,609
2.13%, 12/31/2022 10,000,000 10,246,094
1.75%, 1/31/2023 7,600,000 7,760,312
2.00%, 2/15/2023 6,000,000 6,150,703
1.50%, 2/28/2023 7,000,000 7,131,797
2.63%, 2/28/2023 5,000,000 5,172,852
0.13%, 3/31/2023 (b) 5,000,000 4,995,117
1.50%, 3/31/2023 3,900,000 3,976,629
2.75%, 4/30/2023 5,000,000 5,200,781
0.13%, 5/15/2023 2,000,000 1,997,109
1.75%, 5/15/2023 (b) 1,000,000 1,024,883
1.63%, 5/31/2023 2,000,000 2,046,641
2.75%, 8/31/2023 3,000,000 3,141,914
1.38%, 9/30/2023 (b) 3,500,000 3,575,879

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 51
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.88%, 10/31/2023 5,000,000 5,266,016
2.75%, 11/15/2023 (b) 1,500,000 1,577,227
2.13%, 11/30/2023 1,500,000 1,558,242
2.25%, 12/31/2023 3,500,000 3,648,750
2.63%, 12/31/2023 8,000,000 8,407,188
2.25%, 1/31/2024 (b) 5,500,000 5,741,484
2.50%, 1/31/2024 9,000,000 9,445,781
2.75%, 2/15/2024 2,500,000 2,640,625
2.00%, 4/30/2024 7,000,000 7,283,555
2.50%, 5/15/2024 (b) 7,000,000 7,377,344
2.00%, 5/31/2024 3,800,000 3,956,156
1.75%, 6/30/2024 6,000,000 6,211,406
2.13%, 7/31/2024 6,500,000 6,800,625
2.38%, 8/15/2024 24,353,000 25,661,023
0.38%, 9/15/2024 5,000,000 4,978,516
1.50%, 9/30/2024 14,000,000 14,409,609
2.13%, 9/30/2024 9,000,000 9,428,203
1.50%, 10/31/2024 5,000,000 5,146,875
2.25%, 11/15/2024 7,550,000 7,946,670
2.13%, 11/30/2024 3,800,000 3,985,844
2.25%, 12/31/2024 (b) 5,000,000 5,267,188
2.00%, 2/15/2025 18,700,000 19,559,762
2.63%, 3/31/2025 4,300,000 4,592,602
2.13%, 5/15/2025 8,300,000 8,722,781
0.25%, 5/31/2025 7,500,000 7,373,438
0.25%, 7/31/2025 (b) 15,000,000 14,712,891
2.88%, 7/31/2025 6,500,000 7,021,523
2.00%, 8/15/2025 6,000,000 6,282,656
0.25%, 8/31/2025 4,000,000 3,918,281
2.75%, 8/31/2025 4,000,000 4,304,375
0.25%, 9/30/2025 (b) 8,000,000 7,828,438
0.25%, 10/31/2025 (b) 8,000,000 7,816,562
2.25%, 11/15/2025 8,500,000 8,990,410
0.38%, 11/30/2025 15,200,000 14,909,656
0.38%, 12/31/2025 10,000,000 9,798,437
0.38%, 1/31/2026 (b) 8,000,000 7,828,125
1.63%, 2/15/2026 8,500,000 8,770,273
0.50%, 2/28/2026 (b) 2,000,000 1,966,250
0.75%, 3/31/2026 (b) 4,000,000 3,971,719
1.63%, 5/15/2026 2,000,000 2,062,656
0.75%, 5/31/2026 3,000,000 2,974,805
0.88%, 6/30/2026 (b) 6,000,000 5,978,906
0.63%, 7/31/2026 (b) 2,000,000 1,967,969
1.50%, 8/15/2026 (b) 9,700,000 9,944,016
0.75%, 8/31/2026 (b) 5,000,000 4,946,484
1.38%, 8/31/2026 (b) 4,500,000 4,585,957
0.88%, 9/30/2026 8,000,000 7,956,875
1.63%, 9/30/2026 10,000,000 10,310,937
1.63%, 10/31/2026 (b) 8,000,000 8,245,625
2.25%, 2/15/2027 1,200,000 1,274,625
2.38%, 5/15/2027 5,700,000 6,096,328
0.50%, 5/31/2027 1,000,000 966,055
2.25%, 8/15/2027 8,300,000 8,821,668
0.50%, 8/31/2027 8,000,000 7,700,000
2.25%, 11/15/2027 5,390,000 5,729,612
0.63%, 11/30/2027 8,500,000 8,209,141
0.75%, 1/31/2028 4,000,000 3,884,219
2.75%, 2/15/2028 10,000,000 10,940,234
1.13%, 2/29/2028 (b) 3,000,000 2,981,133
1.25%, 3/31/2028 (b) 1,500,000 1,500,059
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.25%, 4/30/2028 (b) 5,000,000 4,996,484
2.88%, 5/15/2028 10,000,000 11,029,297
1.25%, 5/31/2028 3,000,000 2,995,664
1.25%, 6/30/2028 4,000,000 3,991,562
1.00%, 7/31/2028 4,000,000 3,922,500
2.88%, 8/15/2028 11,500,000 12,703,457
1.13%, 8/31/2028 4,000,000 3,952,500
1.25%, 9/30/2028 4,500,000 4,481,016
3.13%, 11/15/2028 7,000,000 7,864,609
2.63%, 2/15/2029 8,772,000 9,564,221
2.38%, 5/15/2029 5,700,000 6,118,594
1.63%, 8/15/2029 (b) 3,000,000 3,055,547
1.75%, 11/15/2029 (b) 4,000,000 4,110,625
0.63%, 5/15/2030 4,800,000 4,480,125
0.63%, 8/15/2030 7,000,000 6,511,914
0.88%, 11/15/2030 (b) 9,100,000 8,635,758
1.13%, 2/15/2031 (b) 6,500,000 6,295,859
1.63%, 5/15/2031 8,500,000 8,599,609
1.25%, 8/15/2031 (b) 4,000,000 3,903,125
Total U.S. Treasury Obligations
(cost $813,737,916)
845,808,122
Repurchase Agreements 4.1%
Bank of America NA
0.05%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$2,000,003, collateralized
by U.S. Government
Agency Securities,
2.50%, maturing
7/20/2050; total market
value $2,040,000. (h) 2,000,000 2,000,000
Cantor Fitzgerald & Co.
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$1,691,174, collateralized
by U.S. Government
Agency Securities,
ranging from 0.44% -
6.00%, maturing 5/1/2024
- 7/20/2071; total market
value $1,724,994. (h) 1,691,171 1,691,171
CF Secured, LLC
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$2,000,004, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.38% - 4.50%, maturing
4/15/2024 - 8/15/2051;
total market value
$2,040,003. (h) 2,000,000 2,000,000

52 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets Securities,
Inc.
0.05%, dated
9/28/2021, due
10/5/2021, repurchase
price $68,000,662,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 2.88%, maturing
10/15/2021 - 5/15/2031;
total market value
$69,360,212. (h) 68,000,000 68,000,000
NatWest Markets Securities,
Inc.
0.05%, dated
9/30/2021, due
10/7/2021, repurchase
price $17,000,166,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
4/15/2024 - 2/15/2044;
total market value
$17,340,029. (h) 17,000,000 17,000,000
Total Repurchase Agreements
(cost $90,691,171)
90,691,171
Total Investments Before TBA Sale
Commitments
(cost $2,189,146,846) — 102.7% 2,289,081,496
TBA Sale Commitments 0.0%
†
Mortgage-Backed Securities 0.0%
†
GNMA TBA
5.00%, 10/15/2051 (74,000)
(79,677)
Total TBA Sale Commitments
(cost $(79,790))
(79,677)
Total Investments
(cost $2,189,067,056) — 102.7%
2,289,001,819
Liabilities in excess of other
assets — (2.7)% (61,215,898)
NET ASSETS — 100.0%
$ 2,227,785,921
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2021.
(b) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $198,426,457, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $90,691,171 and by
$113,004,791 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 10/7/2021 –
8/15/2051, a total value of $203,695,962.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2021.
(d) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2021 was $7,176,491 which represents 0.32% of net assets.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2021.
(g) Investment in affiliate.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$90,691,171.

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 53
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
RE Reinsured
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

54 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Bond Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Bond Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 55
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 8,222,325 $ – $ 8,222,325
Commercial Mortgage-Backed Securities – 44,782,471 – 44,782,471
Corporate Bonds – 581,172,638 – 581,172,638
Foreign Government Securities – 39,426,044 – 39,426,044
Mortgage-Backed Securities – 604,732,049 – 604,732,049
Municipal Bonds – 17,646,227 – 17,646,227
Repurchase Agreements – 90,691,171 – 90,691,171
Supranational – 28,240,563 – 28,240,563
U.S. Government Agency Securities – 28,359,886 – 28,359,886
U.S. Treasury Obligations – 845,808,122 – 845,808,122
Total Assets $ – $ 2,289,081,496 $ – $ 2,289,081,496
$ – $ – $ – $ –
Liabilities:
Mortgage-Backed Security $ – $ (79,677) $ – $ (79,677)
Total Liabilities $ – $ (79,677) $ – $ (79,677)
Total $ – $ 2,289,001,819 $ – $ 2,289,001,819
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

56 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT International Index Fund
Common Stocks 99.0%
Shares Value ($)
AUSTRALIA 7.7%
Airlines 0.0%
†
Qantas Airways Ltd.* 102,103 417,330
Banks 1.9%
Australia & New Zealand
Banking Group Ltd. 348,224 7,025,414
Commonwealth Bank of
Australia 217,176 16,183,850
National Australia Bank Ltd. 402,960 8,031,118
Westpac Banking Corp. 447,396 8,319,494
39,559,876
Beverages 0.0%
†
Treasury Wine Estates Ltd. 89,903 799,229
Biotechnology 0.6%
CSL Ltd.(a) 55,439 11,690,829
Capital Markets 0.4%
ASX Ltd. 22,872 1,336,104
Macquarie Group Ltd. 42,311 5,551,317
Magellan Financial Group
Ltd.(a) 18,178 463,298
7,350,719
Chemicals 0.0%
†
Orica Ltd.(a) 50,673 499,445
Commercial Services & Supplies 0.1%
Brambles Ltd. 184,763 1,437,074
Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd. 488,716 1,377,454
Electric Utilities 0.1%
AusNet Services Ltd. 229,923 420,501
Origin Energy Ltd.(a) 223,889 754,545
1,175,046
Equity Real Estate Investment Trusts (REITs) 0.4%
Dexus 124,103 960,237
Goodman Group 201,975 3,135,339
GPT Group (The) 247,625 902,102
Mirvac Group 499,382 1,071,339
Scentre Group 619,366 1,332,665
Stockland 291,193 931,153
Vicinity Centres 451,549 538,010
8,870,845
Food & Staples Retailing 0.3%
Coles Group Ltd. 162,617 1,984,566
Endeavour Group Ltd. 153,738 771,994
Woolworths Group Ltd. 153,738 4,365,382
7,121,942
Gas Utilities 0.1%
APA Group 149,161 936,479
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 8,150 1,287,229
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 23,217 1,167,880
Sonic Healthcare Ltd. 53,641 1,574,888
2,742,768
Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd. 72,408 2,423,817
Crown Resorts Ltd.* 43,675 302,083
Domino's Pizza Enterprises
Ltd. 7,387 851,678
Common Stocks
Shares Value ($)
AUSTRALIA
Hotels, Restaurants & Leisure
Tabcorp Holdings Ltd. 261,447 925,379
4,502,957
Insurance 0.2%
Insurance Australia Group
Ltd.(a) 293,785 1,035,318
Medibank Pvt Ltd. 320,551 828,800
QBE Insurance Group Ltd. 172,647 1,440,313
Suncorp Group Ltd. 160,295 1,439,760
4,744,191
Interactive Media & Services 0.1%
REA Group Ltd.(a) 6,011 683,482
SEEK Ltd. 40,571 903,162
1,586,644
IT Services 0.2%
Afterpay Ltd.* 26,057 2,254,221
Computershare Ltd. 62,533 818,365
3,072,586
Metals & Mining 2.0%
BHP Group Ltd. 357,816 9,617,138
BHP Group plc 257,242 6,411,316
BlueScope Steel Ltd. 63,796 925,525
Evolution Mining Ltd. 205,834 521,607
Fortescue Metals Group Ltd. 208,264 2,196,257
Glencore plc* 1,209,750 5,713,123
Newcrest Mining Ltd. 97,786 1,603,140
Northern Star Resources Ltd. 135,290 833,350
Rio Tinto Ltd. 44,938 3,193,297
Rio Tinto plc 136,703 9,025,972
South32 Ltd. 605,914 1,537,972
41,578,697
Multiline Retail 0.3%
Wesfarmers Ltd. 138,943 5,591,405
Multi-Utilities 0.0%
†
AGL Energy Ltd.(a) 76,700 317,444
Oil, Gas & Consumable Fuels 0.3%
Ampol Ltd. 30,859 619,267
Oil Search Ltd. 235,941 746,866
Santos Ltd. 225,087 1,160,499
Washington H Soul Pattinson
& Co. Ltd.(a) 26,368 744,131
Woodside Petroleum Ltd.(a) 114,946 1,977,968
5,248,731
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd. 81,891 635,655
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 246,818 672,235
Software 0.0%
†
WiseTech Global Ltd. 15,888 612,132
Trading Companies & Distributors 0.0%
†
Reece Ltd. 35,454 483,292
Transportation Infrastructure 0.2%
Sydney Airport* 168,097 998,538
Transurban Group 365,931 3,710,180
4,708,718
159,020,952

NVIT International Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
AUSTRIA 0.3%
Banks 0.1%
Erste Group Bank AG 34,513 1,507,247
Raiffeisen Bank International
AG 16,664 433,514
1,940,761
Electric Utilities 0.0%
†
Verbund AG 8,656 874,389
Metals & Mining 0.0%
†
voestalpine AG(a) 12,978 477,000
Oil, Gas & Consumable Fuels 0.1%
OMV AG 18,678 1,122,350
Paper & Forest Products 0.1%
Mondi plc 57,726 1,410,965
5,825,465
BELGIUM 0.8%
Banks 0.1%
KBC Group NV 30,412 2,730,248
Beverages 0.3%
Anheuser-Busch InBev SA/
NV(a) 92,316 5,213,829
Chemicals 0.1%
Solvay SA 8,685 1,080,712
Umicore SA 23,313 1,381,486
2,462,198
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
SA 9,391 1,032,439
Groupe Bruxelles Lambert
SA 4,876 537,080
Sofina SA 1,846 732,329
2,301,848
Diversified Telecommunication Services 0.0%
†
Proximus SADP(a) 20,547 406,224
Electric Utilities 0.0%
†
Elia Group SA/NV(a) 3,487 416,486
Food & Staples Retailing 0.0%
†
Etablissements Franz
Colruyt NV 7,190 366,277
Insurance 0.1%
Ageas SA/NV 21,353 1,056,762
Pharmaceuticals 0.1%
UCB SA 15,170 1,687,892
16,641,764
BRAZIL 0.0%
†
Chemicals 0.0%
†
Yara International ASA 20,475 1,013,385
CHILE 0.0%
†
Metals & Mining 0.0%
†
Antofagasta plc 49,511 889,521
CHINA 0.7%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 438,500 1,313,673
Common Stocks
Shares Value ($)
CHINA
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 215,200 541,672
Capital Markets 0.0%
†
Futu Holdings Ltd., ADR*(a) 6,105 555,677
Food Products 0.0%
†
Wilmar International Ltd. 221,594 680,777
Internet & Direct Marketing Retail 0.5%
Prosus NV* 114,098 8,986,153
Marine 0.0%
†
SITC International Holdings
Co. Ltd. 164,000 584,687
Real Estate Management & Development 0.1%
ESR Cayman Ltd. Reg. S*(b) 243,800 735,983
Specialty Retail 0.0%
†
Chow Tai Fook Jewellery
Group Ltd.(a) 244,000 464,531
13,863,153
DENMARK 2.6%
Air Freight & Logistics 0.3%
DSV A/S 24,581 5,868,623
Banks 0.1%
Danske Bank A/S 82,276 1,386,939
Beverages 0.1%
Carlsberg A/S, Class B 12,242 1,991,471
Biotechnology 0.2%
Genmab A/S* 8,027 3,506,871
Building Products 0.0%
†
ROCKWOOL International
A/S, Class B 1,014 433,568
Chemicals 0.1%
Chr Hansen Holding A/S 12,268 1,001,846
Novozymes A/S, Class B 25,796 1,766,064
2,767,910
Electric Utilities 0.1%
Orsted A/S Reg. S(b) 22,940 3,026,716
Electrical Equipment 0.2%
Vestas Wind Systems A/S 123,167 4,931,183
Health Care Equipment & Supplies 0.2%
Ambu A/S, Class B 20,226 597,438
Coloplast A/S, Class B 14,412 2,258,925
Demant A/S* 12,491 629,055
GN Store Nord A/S 16,277 1,109,293
4,594,711
Insurance 0.1%
Tryg A/S 44,080 1,001,403
Marine 0.1%
AP Moller - Maersk A/S,
Class A 384 982,549
AP Moller - Maersk A/S,
Class B 706 1,909,707
2,892,256

58 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
DENMARK
Pharmaceuticals 1.0%
Novo Nordisk A/S, Class B 205,321 19,748,815
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 11,887 1,441,536
53,592,002
FINLAND 1.3%
Banks 0.2%
Nordea Bank Abp (a) 399,011 5,121,651
Communications Equipment 0.2%
Nokia OYJ* 657,588 3,617,664
Diversified Telecommunication Services 0.1%
Elisa OYJ 18,081 1,122,596
Electric Utilities 0.1%
Fortum OYJ 55,447 1,686,261
Food & Staples Retailing 0.1%
Kesko OYJ, Class B 34,359 1,186,004
Insurance 0.1%
Sampo OYJ, Class A 60,828 3,018,301
Machinery 0.2%
Kone OYJ, Class B 42,227 2,961,023
Wartsila OYJ Abp 56,217 673,199
3,634,222
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ 50,919 2,873,813
Paper & Forest Products 0.2%
Stora Enso OYJ, Class R 68,654 1,139,944
UPM- Kymmene OYJ 65,213 2,304,124
3,444,068
Pharmaceuticals 0.0%
†
Orion OYJ, Class B 12,329 487,996
26,192,576
FRANCE 10.2%
Aerospace & Defense 0.8%
Airbus SE* 71,735 9,418,456
Dassault Aviation SA 2,780 311,901
Safran SA 41,686 5,226,594
Thales SA 13,483 1,302,087
16,259,038
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 20,818 3,194,954
Faurecia SE 12,884 602,234
Valeo 27,298 761,776
4,558,964
Automobiles 0.0%
†
Renault SA* 24,047 857,776
Banks 0.7%
BNP Paribas SA 137,214 8,789,301
Credit Agricole SA 144,859 1,998,609
Societe Generale SA 98,326 3,087,144
13,875,054
Beverages 0.3%
Pernod Ricard SA 25,479 5,571,927
Common Stocks
Shares Value ($)
FRANCE
Beverages
Remy Cointreau SA 2,674 518,272
6,090,199
Building Products 0.2%
Cie de Saint-Gobain 61,854 4,165,995
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 7,471 630,007
Chemicals 0.5%
Air Liquide SA 57,743 9,239,290
Arkema SA 7,487 990,403
10,229,693
Construction & Engineering 0.4%
Bouygues SA 28,788 1,188,026
Eiffage SA 9,902 998,931
Vinci SA 64,929 6,725,599
8,912,556
Diversified Financial Services 0.0%
†
Eurazeo SE 4,217 396,321
Wendel SE 2,947 408,639
804,960
Diversified Telecommunication Services 0.1%
Orange SA 237,850 2,576,708
Electric Utilities 0.0%
†
Electricite de France SA(a) 56,712 712,181
Electrical Equipment 0.2%
Legrand SA 32,826 3,520,701
Entertainment 0.1%
Bollore SA 115,816 669,701
Ubisoft Entertainment SA* 11,503 689,966
1,359,667
Equity Real Estate Investment Trusts (REITs) 0.2%
Covivio 6,510 544,360
Gecina SA 5,521 740,132
Klepierre SA 26,694 594,346
Unibail - Rodamco -Westfield* 15,200 1,111,719
2,990,557
Food & Staples Retailing 0.1%
Carrefour SA 76,966 1,385,422
Food Products 0.3%
Danone SA 79,556 5,430,090
Health Care Equipment & Supplies 0.0%
†
BioMerieux 4,979 565,474
Health Care Providers & Services 0.0%
†
Orpea SA 6,511 754,058
Hotels, Restaurants & Leisure 0.1%
Accor SA* 21,011 743,795
La Francaise des Jeux
SAEM Reg. S(b) 11,647 599,124
Sodexo SA* 11,247 984,833
2,327,752
Household Durables 0.0%
†
SEB SA 3,494 492,666
Insurance 0.4%
AXA SA 236,572 6,581,431
CNP Assurances 24,294 385,385

NVIT International Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
FRANCE
Insurance
SCOR SE 17,616 504,894
7,471,710
Interactive Media & Services 0.0%
†
Adevinta ASA* 36,198 619,394
IT Services 0.4%
Atos SE 12,427 661,687
Capgemini SE 19,353 4,024,847
Edenred 30,993 1,669,305
Worldline SA Reg. S*(b) 28,286 2,158,113
8,513,952
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 3,306 1,845,352
Machinery 0.1%
Alstom SA(a) 38,544 1,462,415
Media 0.1%
Publicis Groupe SA 27,195 1,831,412
Vivendi SE 86,789 1,094,701
2,926,113
Multi-Utilities 0.3%
Engie SA 220,040 2,887,915
Suez SA 41,504 946,466
Veolia Environnement SA 64,904 1,986,238
5,820,619
Oil, Gas & Consumable Fuels 0.7%
TotalEnergies SE 304,372 14,585,228
Personal Products 0.6%
L'Oreal SA 30,706 12,673,050
Pharmaceuticals 0.7%
Ipsen SA 5,106 487,454
Sanofi 138,220 13,305,692
13,793,146
Professional Services 0.2%
Bureau Veritas SA 34,130 1,047,512
Teleperformance 7,182 2,825,805
3,873,317
Software 0.2%
Dassault Systemes SE 81,160 4,254,952
Textiles, Apparel & Luxury Goods 2.1%
EssilorLuxottica SA 34,889 6,660,992
Hermes International 3,845 5,314,085
Kering SA 9,087 6,462,911
LVMH Moet Hennessy Louis
Vuitton SE 33,882 24,227,802
42,665,790
Transportation Infrastructure 0.1%
Aeroports de Paris* 3,812 483,860
Getlink SE 55,934 875,725
1,359,585
210,364,141
GERMANY 8.8%
Aerospace & Defense 0.1%
MTU Aero Engines AG 6,312 1,427,219
Air Freight & Logistics 0.4%
Deutsche Post AG
(Registered) 121,586 7,663,141
Common Stocks
Shares Value ($)
GERMANY
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)*(a) 33,579 231,040
Auto Components 0.1%
Continental AG* 13,202 1,447,350
Automobiles 1.1%
Bayerische Motoren Werke
AG 39,844 3,824,383
Bayerische Motoren Werke
AG (Preference) 6,641 507,076
Daimler AG (Registered) 104,405 9,281,120
Porsche Automobil Holding
SE (Preference) 18,879 1,881,370
Volkswagen AG(a) 4,089 1,269,554
Volkswagen AG (Preference) 22,525 5,045,931
21,809,434
Banks 0.0%
†
Commerzbank AG* 125,621 836,739
Capital Markets 0.3%
Deutsche Bank AG
(Registered)* 252,070 3,232,867
Deutsche Boerse AG 23,049 3,752,064
6,984,931
Chemicals 0.7%
BASF SE 111,621 8,504,712
Covestro AG Reg. S(b) 23,563 1,618,342
Evonik Industries AG 26,658 844,347
FUCHS PETROLUB SE
(Preference) 7,629 356,925
LANXESS AG 10,547 717,198
Symrise AG 15,605 2,058,649
14,100,173
Construction Materials 0.1%
HeidelbergCement AG 17,546 1,315,925
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG
(Registered) 408,220 8,230,598
Telefonica Deutschland
Holding AG(a) 145,367 413,786
United Internet AG
(Registered) 12,388 482,037
9,126,421
Electrical Equipment 0.1%
Siemens Energy AG* 48,305 1,298,068
Health Care Equipment & Supplies 0.2%
Carl Zeiss Meditec AG 4,927 947,106
Sartorius AG (Preference) 3,196 2,035,366
Siemens Healthineers AG
Reg. S(b) 34,384 2,237,371
5,219,843
Health Care Providers & Services 0.2%
Fresenius Medical Care AG
& Co. KGaA 25,911 1,825,991
Fresenius SE & Co. KGaA 51,043 2,454,112
4,280,103
Household Products 0.2%
Henkel AG & Co. KGaA 13,290 1,146,688

60 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
GERMANY
Household Products
Henkel AG & Co. KGaA
(Preference) 21,775 2,021,628
3,168,316
Independent Power and Renewable Electricity Producers
0.0%
†
Uniper SE 11,158 465,745
Industrial Conglomerates 0.7%
Siemens AG (Registered) 93,334 15,341,956
Insurance 0.8%
Allianz SE (Registered) 50,533 11,397,402
Hannover Rueck SE 7,093 1,242,297
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 17,071 4,679,077
17,318,776
Interactive Media & Services 0.0%
†
Scout24 AG Reg. S(b) 10,890 755,905
Internet & Direct Marketing Retail 0.2%
HelloFresh SE* 20,145 1,865,029
Zalando SE Reg. S*(a)(b) 20,166 1,853,127
Zalando SE Reg. S*∞(b) 5,968 548,342
4,266,498
IT Services 0.0%
†
Bechtle AG 10,302 706,780
Machinery 0.2%
GEA Group AG 17,480 801,081
KION Group AG 8,886 831,521
Knorr- Bremse AG 9,192 986,389
Rational AG 644 607,254
3,226,245
Multi-Utilities 0.3%
E.ON SE 276,733 3,385,680
RWE AG 79,390 2,806,544
6,192,224
Personal Products 0.1%
Beiersdorf AG 11,969 1,294,019
Pharmaceuticals 0.5%
Bayer AG (Registered) 120,308 6,561,826
Merck KGaA 15,857 3,448,246
10,010,072
Real Estate Management & Development 0.4%
Aroundtown SA 118,978 821,972
Deutsche Wohnen SE 41,594 2,549,797
LEG Immobilien SE 8,773 1,241,220
Vonovia SE 65,880 3,960,253
8,573,242
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 159,245 6,546,427
Software 0.9%
Nemetschek SE 6,877 722,800
SAP SE 127,414 17,261,239
TeamViewer AG Reg. S*(a)
(b) 18,970 559,362
18,543,401
Common Stocks
Shares Value ($)
GERMANY
Textiles, Apparel & Luxury Goods 0.4%
adidas AG 23,353 7,358,690
Puma SE 13,196 1,474,781
8,833,471
Trading Companies & Distributors 0.1%
Brenntag SE 18,411 1,717,423
182,700,887
HONG KONG 2.5%
Banks 0.1%
Hang Seng Bank Ltd. 91,700 1,565,016
Building Products 0.0%
†
Xinyi Glass Holdings Ltd. 228,000 677,270
Capital Markets 0.4%
Hong Kong Exchanges &
Clearing Ltd. 146,800 8,910,505
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 469,220 641,716
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 72,000 400,030
CLP Holdings Ltd. 198,000 1,904,430
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S(a) 314,000 311,725
Power Assets Holdings Ltd. 172,000 1,008,023
3,624,208
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 251,000 2,145,094
Food Products 0.0%
†
WH Group Ltd. Reg. S(b) 935,545 665,538
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 1,358,266 2,057,401
Hotels, Restaurants & Leisure 0.0%
†
Melco Resorts &
Entertainment Ltd., ADR* 24,061 246,385
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 26,400 1,399,200
Jardine Matheson Holdings
Ltd. 600 31,554
Insurance 0.8%
AIA Group Ltd. 1,474,800 16,981,055
Machinery 0.2%
Techtronic Industries Co. Ltd. 167,500 3,283,578
Real Estate Management & Development 0.4%
CK Asset Holdings Ltd. 244,516 1,405,280
Hang Lung Properties Ltd. 244,000 554,657
Henderson Land
Development Co. Ltd.(a) 182,775 693,828
Hongkong Land Holdings
Ltd. 133,400 624,312
Hongkong Land Holdings
Ltd. 8,100 38,766

NVIT International Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
HONG KONG
Real Estate Management & Development
New World Development Co.
Ltd. 195,231 792,193
Sino Land Co. Ltd. 425,000 571,815
Sun Hung Kai Properties Ltd. 158,500 1,969,737
Swire Pacific Ltd., Class A 56,500 334,885
Swire Properties Ltd. 138,400 346,290
Wharf Real Estate
Investment Co. Ltd. 210,500 1,087,508
8,419,271
Road & Rail 0.1%
MTR Corp. Ltd. 191,500 1,028,107
51,675,898
IRELAND 0.7%
Building Products 0.1%
Kingspan Group plc 18,466 1,826,598
Construction Materials 0.2%
CRH plc 95,162 4,438,927
Containers & Packaging 0.1%
Smurfit Kappa Group plc 30,620 1,605,158
Food Products 0.1%
Kerry Group plc, Class A 19,524 2,613,947
Hotels, Restaurants & Leisure 0.2%
Flutter Entertainment plc* 20,299 4,012,947
14,497,577
ISRAEL 0.6%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 3,266 473,841
Banks 0.2%
Bank Hapoalim BM 143,449 1,259,384
Bank Leumi Le-Israel BM 181,689 1,542,268
Israel Discount Bank Ltd.,
Class A* 137,812 727,614
Mizrahi Tefahot Bank Ltd. 15,695 528,418
4,057,684
Chemicals 0.0%
†
ICL Group Ltd. 80,791 587,657
IT Services 0.1%
Wix.com Ltd.* 6,979 1,367,675
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 131,179 1,277,683
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 5,444 489,514
Software 0.2%
Check Point Software
Technologies Ltd.* 13,223 1,494,728
Nice Ltd.* 7,862 2,224,006
3,718,734
11,972,788
ITALY 2.0%
Automobiles 0.2%
Ferrari NV 15,578 3,261,124
Common Stocks
Shares Value ($)
ITALY
Banks 0.6%
FinecoBank Banca Fineco
SpA * 71,528 1,296,271
Intesa Sanpaolo SpA 2,016,358 5,720,439
Mediobanca Banca di
Credito Finanziario SpA * 81,076 979,387
UniCredit SpA 260,610 3,447,232
11,443,329
Beverages 0.0%
†
Davide Campari-Milano NV 63,753 897,455
Diversified Telecommunication Services 0.1%
Infrastrutture Wireless
Italiane SpA Reg. S(b) 42,276 471,449
Telecom Italia SpA 1,928,237 763,994
1,235,443
Electric Utilities 0.4%
Enel SpA 992,166 7,617,391
Terna - Rete Elettrica
Nazionale 166,292 1,179,482
8,796,873
Electrical Equipment 0.0%
†
Prysmian SpA 31,069 1,089,923
Gas Utilities 0.1%
Snam SpA 241,540 1,338,871
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 3,044 638,870
Health Care Providers & Services 0.0%
†
Amplifon SpA 15,663 746,413
Insurance 0.2%
Assicurazioni Generali
SpA (a) 133,977 2,850,341
Poste Italiane SpA Reg. S(b) 66,235 911,586
3,761,927
IT Services 0.0%
†
Nexi SpA Reg. S*(b) 55,382 1,033,248
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 305,092 4,062,074
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 13,060 759,670
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 25,027 1,530,671
Transportation Infrastructure 0.1%
Atlantia SpA * 62,985 1,190,720
41,786,611
JAPAN 24.0%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd. 37,400 1,063,474
Yamato Holdings Co. Ltd. 34,000 861,962
1,925,436
Airlines 0.1%
ANA Holdings, Inc.*(a) 20,900 542,623
Japan Airlines Co. Ltd.*(a) 15,686 373,381
916,004

62 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Auto Components 0.6%
Aisin Corp.(a) 17,300 628,751
Bridgestone Corp. 69,600 3,300,869
Denso Corp. 53,100 3,481,002
Koito Manufacturing Co. Ltd. 13,300 799,716
Stanley Electric Co. Ltd. 17,200 433,558
Sumitomo Electric Industries
Ltd.(a) 95,900 1,279,318
Toyota Industries Corp. 17,500 1,437,737
11,360,951
Automobiles 1.8%
Honda Motor Co. Ltd. 199,900 6,164,980
Isuzu Motors Ltd. 68,100 894,695
Mazda Motor Corp.* 65,680 571,949
Nissan Motor Co. Ltd.* 277,400 1,391,203
Subaru Corp. 73,000 1,355,651
Suzuki Motor Corp. 45,000 2,005,798
Toyota Motor Corp. 1,293,470 23,137,859
Yamaha Motor Co. Ltd. 36,300 1,010,765
36,532,900
Banks 1.1%
Chiba Bank Ltd. (The)(a) 61,400 395,336
Concordia Financial Group
Ltd.(a) 122,400 482,935
Japan Post Bank Co. Ltd.(a) 46,500 397,964
Mitsubishi UFJ Financial
Group, Inc.(a) 1,490,967 8,704,924
Mizuho Financial Group, Inc.
(a) 292,751 4,121,343
Resona Holdings, Inc. 265,900 1,058,296
Shizuoka Bank Ltd. (The)(a) 52,900 435,212
Sumitomo Mitsui Financial
Group, Inc. 159,653 5,585,521
Sumitomo Mitsui Trust
Holdings, Inc. 39,540 1,354,152
22,535,683
Beverages 0.3%
Asahi Group Holdings Ltd. 55,000 2,664,307
Ito En Ltd. 6,100 405,075
Kirin Holdings Co. Ltd. 100,200 1,861,115
Suntory Beverage & Food
Ltd. 17,100 710,377
5,640,874
Biotechnology 0.0%
†
PeptiDream , Inc.* 11,200 364,625
Building Products 0.5%
AGC, Inc. 23,800 1,218,133
Daikin Industries Ltd. 30,300 6,517,186
Lixil Corp. 32,000 929,884
TOTO Ltd. 16,900 802,955
9,468,158
Capital Markets 0.3%
Daiwa Securities Group, Inc.
(a) 178,300 1,041,499
Japan Exchange Group, Inc. 60,900 1,511,410
Nomura Holdings, Inc. 381,900 1,877,105
SBI Holdings, Inc.(a) 29,190 720,183
5,150,197
Common Stocks
Shares Value ($)
JAPAN
Chemicals 0.9%
Asahi Kasei Corp. 149,500 1,595,720
JSR Corp. 23,400 848,227
Kansai Paint Co. Ltd.(a) 22,200 551,998
Mitsubishi Chemical Holdings
Corp.(a) 162,800 1,487,598
Mitsubishi Gas Chemical
Co., Inc. 18,400 363,377
Mitsui Chemicals, Inc.(a) 22,000 738,648
Nippon Paint Holdings Co.
Ltd. 89,000 968,167
Nippon Sanso Holdings
Corp. 20,000 503,306
Nissan Chemical Corp. 14,900 869,692
Nitto Denko Corp. 17,300 1,232,821
Shin-Etsu Chemical Co. Ltd. 43,100 7,269,448
Sumitomo Chemical Co. Ltd.
(a) 183,700 958,264
Toray Industries, Inc. 176,300 1,125,944
Tosoh Corp. 31,700 575,233
19,088,443
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.
(a) 27,700 670,830
Secom Co. Ltd. 25,700 1,864,898
Sohgo Security Services Co.
Ltd. 8,300 374,761
Toppan, Inc. 29,000 493,224
3,403,713
Construction & Engineering 0.1%
Kajima Corp.(a) 54,800 706,182
Obayashi Corp.(a) 82,500 685,021
Shimizu Corp.(a) 70,400 530,568
Taisei Corp.(a) 24,300 782,412
2,704,183
Consumer Finance 0.0%
†
Acom Co. Ltd.(a) 59,900 219,748
Diversified Financial Services 0.2%
Mitsubishi HC Capital, Inc. 80,200 421,456
ORIX Corp. 149,000 2,784,507
Tokyo Century Corp.(a) 4,800 270,935
3,476,898
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 155,956 4,311,413
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc.(a) 81,900 971,502
Kansai Electric Power Co.,
Inc. (The)(a) 89,500 868,549
Tohoku Electric Power Co.,
Inc.(a) 50,100 369,136
Tokyo Electric Power Co.
Holdings, Inc.* 173,600 497,891
2,707,078
Electrical Equipment 0.5%
Fuji Electric Co. Ltd. 15,000 683,502
Mitsubishi Electric Corp. 225,500 3,136,347

NVIT International Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
JAPAN
Electrical Equipment
Nidec Corp. 54,300 6,023,783
9,843,632
Electronic Equipment, Instruments & Components 1.5%
Azbil Corp.(a) 15,500 666,233
Hamamatsu Photonics KK 16,900 1,048,377
Hirose Electric Co. Ltd.(a) 3,694 615,140
Ibiden Co. Ltd. 13,300 735,244
Keyence Corp. 23,744 14,227,051
Kyocera Corp. 39,100 2,444,327
Murata Manufacturing Co.
Ltd. 70,800 6,302,249
Omron Corp. 22,500 2,230,143
Shimadzu Corp. 28,200 1,238,722
TDK Corp. 47,400 1,712,430
Yokogawa Electric Corp. 28,800 503,573
31,723,489
Entertainment 0.5%
Capcom Co. Ltd. 22,200 616,616
Koei Tecmo Holdings Co.
Ltd. 7,410 352,467
Konami Holdings Corp.(a) 10,700 671,466
Nexon Co. Ltd. 58,600 945,446
Nintendo Co. Ltd. 13,500 6,567,195
Square Enix Holdings Co.
Ltd. 9,700 511,128
Toho Co. Ltd.(a) 13,000 613,289
10,277,607
Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT
Investment Corp. 251 735,475
GLP J-REIT 516 848,183
Japan Metropolitan Fund
Invest 852 819,079
Japan Real Estate
Investment Corp. 149 892,525
Nippon Building Fund, Inc. 186 1,208,205
Nippon Prologis REIT, Inc. 262 876,136
Nomura Real Estate Master
Fund, Inc. 528 760,864
Orix JREIT, Inc. 304 529,549
United Urban Investment
Corp. 320 432,905
7,102,921
Food & Staples Retailing 0.4%
Aeon Co. Ltd. 79,900 2,102,693
Cosmos Pharmaceutical
Corp. 2,300 392,249
Kobe Bussan Co. Ltd. 17,300 564,815
Lawson, Inc. 6,200 304,409
Seven & i Holdings Co. Ltd. 92,800 4,211,219
Tsuruha Holdings, Inc. 4,700 580,642
Welcia Holdings Co. Ltd. 12,400 445,821
8,601,848
Food Products 0.3%
Ajinomoto Co., Inc. 57,700 1,707,333
Kikkoman Corp.(a) 17,000 1,381,512
MEIJI Holdings Co. Ltd.(a) 14,280 922,913
NH Foods Ltd. 10,300 389,622
Nisshin Seifun Group, Inc. 20,923 348,822
Common Stocks
Shares Value ($)
JAPAN
Food Products
Nissin Foods Holdings Co.
Ltd. 8,000 643,053
Toyo Suisan Kaisha Ltd. 11,200 497,439
Yakult Honsha Co. Ltd. 15,200 770,648
6,661,342
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 47,700 876,755
Toho Gas Co. Ltd.(a) 8,700 380,068
Tokyo Gas Co. Ltd. 47,800 890,180
2,147,003
Health Care Equipment & Supplies 0.8%
Asahi Intecc Co. Ltd. 27,200 746,244
Hoya Corp. 44,700 6,990,987
Olympus Corp. 143,700 3,155,833
Sysmex Corp. 20,400 2,520,037
Terumo Corp. 77,400 3,638,921
17,052,022
Health Care Providers & Services 0.0%
†
Medipal Holdings Corp. 20,500 386,702
Health Care Technology 0.2%
M3, Inc. 53,700 3,833,620
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd.(a) 9,826 463,791
Oriental Land Co. Ltd.(a) 24,200 3,919,187
4,382,978
Household Durables 1.2%
Casio Computer Co. Ltd.(a) 23,500 389,667
Iida Group Holdings Co. Ltd.
(a) 17,300 445,274
Panasonic Corp. 271,800 3,373,621
Rinnai Corp. 4,700 515,071
Sekisui Chemical Co. Ltd.(a) 45,300 779,933
Sekisui House Ltd. 74,000 1,555,042
Sharp Corp.(a) 22,900 289,916
Sony Group Corp. 153,800 17,127,388
24,475,912
Household Products 0.1%
Lion Corp. 27,600 446,503
Pigeon Corp. 14,300 333,020
Unicharm Corp. 49,300 2,186,550
2,966,073
Industrial Conglomerates 0.4%
Hitachi Ltd. 117,900 6,990,740
Toshiba Corp.(a) 50,000 2,096,693
9,087,433
Insurance 0.6%
Dai-ichi Life Holdings, Inc. 124,300 2,706,511
Japan Post Holdings Co.
Ltd.* 188,400 1,585,682
Japan Post Insurance Co.
Ltd. 25,500 461,505
MS&AD Insurance Group
Holdings, Inc.(a) 53,241 1,776,451
Sompo Holdings, Inc.(a) 39,750 1,721,541
T&D Holdings, Inc. 63,700 869,993

64 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Insurance
Tokio Marine Holdings, Inc.
(a) 77,300 4,145,410
13,267,093
Interactive Media & Services 0.1%
Kakaku.com, Inc. 15,800 511,505
Z Holdings Corp. 322,500 2,069,646
2,581,151
Internet & Direct Marketing Retail 0.1%
Mercari , Inc.* 12,900 710,166
Rakuten Group, Inc. 109,400 1,058,636
ZOZO, Inc. 15,200 569,155
2,337,957
IT Services 0.7%
Fujitsu Ltd. 24,200 4,394,976
GMO Payment Gateway, Inc. 4,900 620,807
Itochu Techno-Solutions
Corp. 11,300 368,907
NEC Corp. 29,400 1,595,988
Nomura Research Institute
Ltd. 40,915 1,507,903
NTT Data Corp.(a) 80,200 1,553,826
Obic Co. Ltd. 8,300 1,588,183
Otsuka Corp. 14,000 719,743
SCSK Corp. 17,100 361,606
TIS, Inc. 26,900 735,239
13,447,178
Leisure Products 0.3%
Bandai Namco Holdings, Inc. 24,200 1,817,299
Shimano, Inc. 8,900 2,592,748
Yamaha Corp.(a) 16,800 1,056,185
5,466,232
Machinery 1.3%
Daifuku Co. Ltd. 12,500 1,175,408
FANUC Corp. 23,700 5,188,251
Harmonic Drive Systems,
Inc.(a) 4,800 231,492
Hino Motors Ltd. 40,100 376,152
Hitachi Construction
Machinery Co. Ltd.(a) 13,400 379,582
Hoshizaki Corp. 7,200 655,571
Komatsu Ltd. 107,400 2,582,494
Kubota Corp. 127,100 2,711,450
Kurita Water Industries Ltd. 11,200 541,110
Makita Corp. 28,000 1,528,004
MINEBEA MITSUMI, Inc. 46,100 1,177,129
MISUMI Group, Inc. 33,400 1,419,307
Mitsubishi Heavy Industries
Ltd. 38,000 1,025,945
Miura Co. Ltd.(a) 10,000 401,209
Nabtesco Corp. 13,000 492,452
NGK Insulators Ltd. 33,600 570,587
NSK Ltd.(a) 42,600 289,117
SMC Corp. 6,900 4,316,832
THK Co. Ltd. 13,800 304,258
Yaskawa Electric Corp. 28,600 1,375,796
26,742,146
Marine 0.1%
Nippon Yusen KK(a) 20,300 1,526,934
Common Stocks
Shares Value ($)
JAPAN
Media 0.1%
CyberAgent , Inc. 47,600 921,873
Dentsu Group, Inc. 26,901 1,034,919
Hakuhodo DY Holdings, Inc.
(a) 31,200 538,268
2,495,060
Metals & Mining 0.2%
Hitachi Metals Ltd.* 23,900 463,087
JFE Holdings, Inc.(a) 57,200 853,496
Nippon Steel Corp. 104,344 1,867,419
Sumitomo Metal Mining Co.
Ltd. 30,100 1,086,236
4,270,238
Multiline Retail 0.1%
Pan Pacific International
Holdings Corp. 52,400 1,086,009
Ryohin Keikaku Co. Ltd. 32,800 729,739
1,815,748
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc.(a) 366,739 1,497,560
Idemitsu Kosan Co. Ltd.(a) 27,456 724,825
Inpex Corp. 129,700 1,015,058
3,237,443
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 101,000 509,643
Personal Products 0.4%
Kao Corp. 58,700 3,497,461
Kobayashi Pharmaceutical
Co. Ltd. 6,100 483,094
Kose Corp.(a) 4,200 503,416
Pola Orbis Holdings, Inc. 13,200 304,468
Shiseido Co. Ltd. 49,600 3,342,872
8,131,311
Pharmaceuticals 1.4%
Astellas Pharma, Inc. 230,000 3,792,389
Chugai Pharmaceutical Co.
Ltd. 81,400 2,981,878
Daiichi Sankyo Co. Ltd. 213,700 5,701,049
Eisai Co. Ltd. 28,900 2,176,326
Hisamitsu Pharmaceutical
Co., Inc. 5,600 212,422
Kyowa Kirin Co. Ltd. 31,500 1,135,912
Nippon Shinyaku Co. Ltd. 6,800 566,510
Ono Pharmaceutical Co. Ltd. 43,600 994,403
Otsuka Holdings Co. Ltd. 47,200 2,012,075
Santen Pharmaceutical Co.
Ltd. 42,900 605,380
Shionogi & Co. Ltd.(a) 32,500 2,226,428
Sumitomo Dainippon Pharma
Co. Ltd.(a) 24,600 439,524
Taisho Pharmaceutical
Holdings Co. Ltd. 3,400 198,792
Takeda Pharmaceutical Co.
Ltd. 192,349 6,375,944
29,419,032
Professional Services 0.6%
Nihon M&A Center Holdings,
Inc. 38,000 1,119,765
Persol Holdings Co. Ltd. 19,600 491,120

NVIT International Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
JAPAN
Professional Services
Recruit Holdings Co. Ltd. 166,600 10,158,485
11,769,370
Real Estate Management & Development 0.5%
Daito Trust Construction Co.
Ltd.(a) 7,900 922,350
Daiwa House Industry Co.
Ltd.(a) 68,600 2,291,006
Hulic Co. Ltd. 33,300 371,247
Mitsubishi Estate Co. Ltd. 144,800 2,305,957
Mitsui Fudosan Co. Ltd. 113,800 2,710,705
Nomura Real Estate
Holdings, Inc. 13,200 343,996
Sumitomo Realty &
Development Co. Ltd. 39,300 1,434,065
10,379,326
Road & Rail 0.6%
Central Japan Railway Co.(a) 17,600 2,813,029
East Japan Railway Co.(a) 37,076 2,600,710
Hankyu Hanshin Holdings,
Inc. 29,100 918,139
Keio Corp.(a) 13,099 701,276
Keisei Electric Railway Co.
Ltd. 14,400 477,659
Kintetsu Group Holdings Co.
Ltd.* 20,200 681,803
Nippon Express Co. Ltd.(a) 8,700 599,409
Odakyu Electric Railway Co.
Ltd. 34,200 792,250
Tobu Railway Co. Ltd. 23,800 641,796
Tokyu Corp.(a) 63,200 941,136
West Japan Railway Co.(a) 26,300 1,309,671
12,476,878
Semiconductors & Semiconductor Equipment 0.8%
Advantest Corp. 24,000 2,150,204
Disco Corp. 3,500 979,715
Lasertec Corp. 9,400 2,135,196
Renesas Electronics Corp.* 152,800 1,885,363
Rohm Co. Ltd. 10,600 998,582
SUMCO Corp. 35,400 710,752
Tokyo Electron Ltd.(a) 18,300 8,066,685
16,926,497
Software 0.1%
Oracle Corp. Japan 4,300 378,341
Trend Micro, Inc. 16,600 926,049
1,304,390
Specialty Retail 0.4%
ABC-Mart, Inc. 3,300 186,832
Fast Retailing Co. Ltd. 7,200 5,306,579
Hikari Tsushin, Inc. 2,400 405,834
Nitori Holdings Co. Ltd. 9,700 1,908,302
USS Co. Ltd. 29,200 499,560
Yamada Holdings Co. Ltd. 94,500 397,749
8,704,856
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd.(a) 27,200 598,475
Canon, Inc. 121,700 2,993,471
FUJIFILM Holdings Corp. 44,000 3,794,118
Ricoh Co. Ltd.(a) 82,400 845,557
Common Stocks
Shares Value ($)
JAPAN
Technology Hardware, Storage & Peripherals
Seiko Epson Corp.(a) 32,700 659,734
8,891,355
Tobacco 0.1%
Japan Tobacco, Inc. 147,800 2,901,967
Trading Companies & Distributors 0.9%
ITOCHU Corp.(a) 145,000 4,247,269
Marubeni Corp.(a) 190,800 1,565,488
Mitsubishi Corp. 154,000 4,817,533
Mitsui & Co. Ltd.(a) 183,600 3,982,877
MonotaRO Co. Ltd. 31,600 713,064
Sumitomo Corp. 136,100 1,902,853
Toyota Tsusho Corp. 26,800 1,123,144
18,352,228
Wireless Telecommunication Services 1.0%
KDDI Corp.(a) 198,300 6,553,321
SoftBank Corp. 347,600 4,719,458
SoftBank Group Corp. 147,100 8,500,522
19,773,301
495,076,220
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 20,299 667,803
LUXEMBOURG 0.2%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE(a) 16,603 2,129,118
Metals & Mining 0.1%
ArcelorMittal SA(a) 87,271 2,633,289
4,762,407
MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group
Ltd.* 264,000 1,332,024
Sands China Ltd.* 308,300 631,814
SJM Holdings Ltd.*(a) 229,000 154,939
Wynn Macau Ltd.*(a) 181,200 151,348
2,270,125
MALTA 0.0%
†
Capital Markets 0.0%
†
BGP Holdings plc*^∞ 848,508 0
NETHERLANDS 5.3%
Banks 0.4%
ABN AMRO Bank NV, CVA
Reg. S*(a)(b) 50,658 728,904
ING Groep NV 475,145 6,896,339
7,625,243
Beverages 0.2%
Heineken Holding NV 13,473 1,171,198
Heineken NV 32,060 3,332,724
4,503,922
Biotechnology 0.1%
Argenx SE* 5,715 1,724,767
Chemicals 0.3%
Akzo Nobel NV 23,570 2,566,557
Koninklijke DSM NV 20,840 4,165,475
6,732,032

66 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Diversified Financial Services 0.1%
EXOR NV 12,587 1,060,666
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 410,074 1,286,025
Entertainment 0.1%
Universal Music Group NV* 86,789 2,323,798
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 127,536 4,228,241
Food Products 0.0%
†
JDE Peet's NV 9,429 280,072
Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV 110,940 4,917,182
Insurance 0.1%
Aegon NV 220,482 1,131,949
NN Group NV 32,872 1,715,510
2,847,459
IT Services 0.3%
Adyen NV Reg. S*(b) 2,406 6,690,029
Oil, Gas & Consumable Fuels 1.0%
Koninklijke Vopak NV 8,867 348,577
Royal Dutch Shell plc, Class
A 499,673 11,038,729
Royal Dutch Shell plc, Class
B 450,740 9,985,837
21,373,143
Professional Services 0.2%
Randstad NV(a) 13,972 933,755
Wolters Kluwer NV 32,381 3,422,765
4,356,520
Semiconductors & Semiconductor Equipment 1.9%
ASM International NV 5,750 2,245,028
ASML Holding NV 51,198 37,767,349
40,012,377
109,961,476
NEW ZEALAND 0.3%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 222,747 734,391
Electric Utilities 0.0%
†
Mercury NZ Ltd. 82,594 369,467
Food Products 0.0%
†
a2 Milk Co. Ltd. (The)*(a) 91,571 407,691
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 68,471 1,505,549
Health Care Providers & Services 0.0%
†
Ryman Healthcare Ltd. 56,138 580,757
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 151,540 513,858
Software 0.1%
Xero Ltd.* 16,105 1,604,961
Common Stocks
Shares Value ($)
NEW ZEALAND
Transportation Infrastructure 0.1%
Auckland International
Airport Ltd.*(a) 148,060 795,978
6,512,652
NORWAY 0.6%
Banks 0.1%
DNB Bank ASA 115,364 2,619,130
Diversified Telecommunication Services 0.1%
Telenor ASA(a) 86,178 1,447,483
Food Products 0.1%
Mowi ASA 51,434 1,298,077
Orkla ASA 92,531 847,984
2,146,061
Insurance 0.0%
†
Gjensidige Forsikring ASA 24,367 539,621
Media 0.0%
†
Schibsted ASA, Class A 9,510 451,941
Schibsted ASA, Class B 12,017 508,400
960,341
Metals & Mining 0.1%
Norsk Hydro ASA 161,292 1,203,610
Oil, Gas & Consumable Fuels 0.2%
Equinor ASA 121,210 3,088,841
12,005,087
POLAND 0.0%
†
Air Freight & Logistics 0.0%
†
InPost SA* 24,393 402,367
PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 337,597 1,770,931
Food & Staples Retailing 0.0%
†
Jeronimo Martins SGPS SA 32,215 641,490
Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA 62,894 712,271
3,124,692
RUSSIA 0.1%
Beverages 0.1%
Coca-Cola HBC AG* 25,379 815,727
Metals & Mining 0.0%
†
Evraz plc 64,919 517,977
1,333,704
SAUDI ARABIA 0.1%
Internet & Direct Marketing Retail 0.1%
Delivery Hero SE Reg. S*(b) 19,153 2,452,640
SINGAPORE 1.0%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 185,100 517,161
Airlines 0.0%
†
Singapore Airlines Ltd.* 160,114 585,648

NVIT International Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
SINGAPORE
Banks 0.6%
DBS Group Holdings Ltd. 222,800 4,947,476
Oversea-Chinese Banking
Corp. Ltd. 406,900 3,406,324
United Overseas Bank Ltd. 143,600 2,716,004
11,069,804
Capital Markets 0.1%
Singapore Exchange Ltd. 99,400 727,352
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 983,950 1,775,329
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 32,800 432,251
Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas REIT 405,407 892,284
CapitaLand Integrated
Commercial Trust 583,370 867,171
Mapletree Commercial Trust 281,700 427,873
Mapletree Logistics Trust 386,358 576,319
2,763,647
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 706,796 372,284
Industrial Conglomerates 0.0%
†
Keppel Corp. Ltd. 182,400 693,155
Real Estate Management & Development 0.1%
Capitaland Investment Ltd.* 340,097 851,620
City Developments Ltd. 61,200 308,858
UOL Group Ltd. 47,500 238,777
1,399,255
20,335,886
SOUTH AFRICA 0.3%
Metals & Mining 0.3%
Anglo American plc 157,938 5,448,049
SPAIN 2.4%
Banks 0.7%
Banco Bilbao Vizcaya
Argentaria SA 809,533 5,340,095
Banco Santander SA 2,124,881 7,696,543
CaixaBank SA 540,243 1,675,223
14,711,861
Biotechnology 0.1%
Grifols SA 37,919 924,580
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA 30,283 811,933
Ferrovial SA 59,176 1,716,244
2,528,177
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 62,143 3,830,616
Telefonica SA(a) 638,291 2,975,056
6,805,672
Electric Utilities 0.5%
Endesa SA 40,648 819,804
Iberdrola SA 722,114 7,212,158
Common Stocks
Shares Value ($)
SPAIN
Electric Utilities
Red Electrica Corp. SA 54,857 1,096,502
9,128,464
Electrical Equipment 0.0%
†
Siemens Gamesa
Renewable Energy SA* 27,758 701,639
Gas Utilities 0.1%
Enagas SA 28,047 623,335
Naturgy Energy Group SA(a) 33,428 841,594
1,464,929
Independent Power and Renewable Electricity Producers
0.0%
†
EDP Renovaveis SA 35,146 865,560
IT Services 0.2%
Amadeus IT Group SA* 55,739 3,661,635
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 177,413 2,304,325
Specialty Retail 0.2%
Industria de Diseno Textil SA 132,419 4,817,737
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 9,147 1,577,775
49,492,354
SWEDEN 3.4%
Banks 0.3%
Skandinaviska Enskilda
Banken AB, Class A 198,015 2,790,057
Svenska Handelsbanken AB,
Class A 177,894 1,995,560
Swedbank AB, Class A 109,936 2,223,715
7,009,332
Building Products 0.3%
Assa Abloy AB, Class B 123,470 3,580,039
Nibe Industrier AB, Class B 173,839 2,183,564
5,763,603
Capital Markets 0.1%
EQT AB 36,069 1,485,678
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B 38,118 604,523
Communications Equipment 0.2%
Telefonaktiebolaget LM
Ericsson, Class B(a) 355,700 4,020,250
Construction & Engineering 0.0%
†
Skanska AB, Class B 39,600 992,519
Diversified Financial Services 0.4%
Industrivarden AB, Class A 13,441 428,407
Industrivarden AB, Class C 20,799 640,790
Investor AB, Class B 220,845 4,728,673
Kinnevik AB, Class B*(a) 30,484 1,074,830
L E Lundbergforetagen AB,
Class B 9,028 493,021
7,365,721
Diversified Telecommunication Services 0.1%
Telia Co. AB 324,210 1,336,790

68 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
SWEDEN
Electronic Equipment, Instruments & Components 0.2%
Hexagon AB, Class B 242,515 3,736,713
Entertainment 0.0%
†
Embracer Group AB* 62,556 601,370
Food & Staples Retailing 0.0%
†
ICA Gruppen AB 12,291 563,555
Hotels, Restaurants & Leisure 0.1%
Evolution AB Reg. S(b) 20,717 3,149,160
Household Durables 0.1%
Electrolux AB Series B(a) 26,142 603,682
Husqvarna AB, Class B 48,561 579,330
1,183,012
Household Products 0.1%
Essity AB, Class B 73,947 2,295,199
Industrial Conglomerates 0.0%
†
Investment AB Latour , Class
B 16,568 512,634
Machinery 1.0%
Alfa Laval AB 37,403 1,393,718
Atlas Copco AB, Class A 81,752 4,959,101
Atlas Copco AB, Class B 47,480 2,427,158
Epiroc AB, Class A 78,853 1,625,346
Epiroc AB, Class B 45,014 795,339
Sandvik AB 139,592 3,185,786
SKF AB, Class B 48,390 1,138,849
Volvo AB, Class A 24,422 553,661
Volvo AB, Class B 175,003 3,931,849
20,010,807
Metals & Mining 0.1%
Boliden AB* 34,549 1,111,448
Oil, Gas & Consumable Fuels 0.0%
†
Lundin Energy AB 24,411 906,177
Paper & Forest Products 0.1%
Svenska Cellulosa AB SCA,
Class B 71,363 1,102,754
Real Estate Management & Development 0.0%
†
Fastighets AB Balder, Class
B* 12,738 764,030
Software 0.1%
Sinch AB Reg. S*(b) 61,991 1,194,592
Specialty Retail 0.1%
H & M Hennes & Mauritz AB,
Class B* 89,074 1,805,972
Tobacco 0.1%
Swedish Match AB 192,648 1,689,544
Wireless Telecommunication Services 0.0%
†
Tele2 AB, Class B(a) 63,483 937,787
70,143,170
SWITZERLAND 9.5%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered) 4,204 319,711
Common Stocks
Shares Value ($)
SWITZERLAND
Building Products 0.2%
Geberit AG (Registered) 4,553 3,345,374
Capital Markets 0.8%
Credit Suisse Group AG
(Registered) 301,256 2,986,889
Julius Baer Group Ltd. 26,765 1,770,274
Partners Group Holding AG 2,768 4,308,974
UBS Group AG (Registered) 445,479 7,118,745
16,184,882
Chemicals 0.6%
Clariant AG (Registered)* 25,170 471,579
EMS- Chemie Holding AG
(Registered) 856 805,694
Givaudan SA (Registered) 1,128 5,151,938
Sika AG (Registered) 17,291 5,469,056
11,898,267
Construction Materials 0.1%
Holcim Ltd.* 62,924 3,027,307
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 3,110 1,785,726
Electrical Equipment 0.3%
ABB Ltd. (Registered) 211,548 7,051,348
Food Products 2.2%
Barry Callebaut AG
(Registered) 434 981,895
Chocoladefabriken Lindt &
Spruengli AG 126 1,411,509
Chocoladefabriken Lindt &
Spruengli AG (Registered) 13 1,526,528
Nestle SA (Registered) 351,614 42,305,811
46,225,743
Health Care Equipment & Supplies 0.5%
Alcon, Inc. 61,166 4,955,035
Sonova Holding AG
(Registered) 6,839 2,579,321
Straumann Holding AG
(Registered) 1,290 2,308,464
9,842,820
Insurance 0.5%
Baloise Holding AG
(Registered) 5,893 898,530
Swiss Life Holding AG
(Registered) 3,826 1,940,118
Zurich Insurance Group AG 18,276 7,452,009
10,290,657
Life Sciences Tools & Services 0.3%
Lonza Group AG
(Registered) 9,056 6,784,673
Machinery 0.1%
Schindler Holding AG 4,816 1,288,707
Schindler Holding AG
(Registered) 2,558 657,659
1,946,366
Marine 0.1%
Kuehne + Nagel International
AG (Registered) 6,437 2,187,276

NVIT International Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 69
Common Stocks
Shares Value ($)
SWITZERLAND
Pharmaceuticals 2.7%
Novartis AG (Registered) 270,985 22,231,667
Roche Holding AG 89,634 32,885,395
Vifor Pharma AG 5,784 748,912
55,865,974
Professional Services 0.2%
Adecco Group AG
(Registered) 19,726 987,896
SGS SA (Registered) 736 2,140,113
3,128,009
Real Estate Management & Development 0.0%
†
Swiss Prime Site AG
(Registered) 8,889 865,662
Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV 83,291 3,631,279
Software 0.1%
Temenos AG (Registered) 8,324 1,130,465
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 21,113 1,869,850
Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont
SA (Registered) 64,041 6,603,486
Swatch Group AG (The) 3,664 960,469
Swatch Group AG (The)
(Registered) 6,136 315,999
7,879,954
195,261,343
TAIWAN 0.1%
Entertainment 0.1%
Sea Ltd., ADR* 8,400 2,677,332
UNITED ARAB EMIRATES 0.0%
†
Health Care Providers & Services 0.0%
†
NMC Health plc*^∞ 11,719 0
UNITED KINGDOM 11.9%
Aerospace & Defense 0.2%
BAE Systems plc 393,559 2,974,693
Rolls-Royce Holdings plc* 1,053,423 1,981,842
4,956,535
Banks 1.3%
Barclays plc 2,062,006 5,258,912
HSBC Holdings plc 2,478,777 12,967,787
Lloyds Banking Group plc 8,702,475 5,413,376
Natwest Group plc 705,769 2,141,611
Standard Chartered plc 326,524 1,913,628
27,695,314
Beverages 0.7%
Coca-Cola Europacific
Partners plc 25,865 1,430,076
Diageo plc 285,139 13,738,866
15,168,942
Capital Markets 0.5%
3i Group plc 116,799 2,011,853
Abrdn plc 269,980 926,892
Hargreaves Lansdown plc 45,675 876,868
London Stock Exchange
Group plc 39,600 3,956,337
Common Stocks
Shares Value ($)
UNITED KINGDOM
Capital Markets
Schroders plc 15,324 735,978
St James's Place plc 67,351 1,364,459
9,872,387
Chemicals 0.1%
Croda International plc 17,344 1,980,606
Johnson Matthey plc 24,344 878,040
2,858,646
Commercial Services & Supplies 0.1%
Rentokil Initial plc 221,090 1,732,132
Diversified Financial Services 0.0%
†
M&G plc 320,496 877,138
Diversified Telecommunication Services 0.1%
BT Group plc* 1,077,162 2,313,409
Electric Utilities 0.1%
SSE plc 126,152 2,649,006
Electronic Equipment, Instruments & Components 0.1%
Halma plc 47,447 1,809,902
Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The) 100,664 664,839
Land Securities Group plc 88,471 823,459
Segro plc 146,129 2,344,844
3,833,142
Food & Staples Retailing 0.3%
J Sainsbury plc 203,562 779,500
Ocado Group plc* 58,591 1,303,143
Tesco plc 935,245 3,172,065
Wm Morrison Supermarkets
plc 284,900 1,129,250
6,383,958
Food Products 0.1%
Associated British Foods plc 42,130 1,046,800
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 106,494 1,828,883
Hotels, Restaurants & Leisure 0.4%
Compass Group plc* 216,523 4,430,128
Entain plc* 72,004 2,061,183
InterContinental Hotels
Group plc* 22,277 1,428,470
Whitbread plc* 25,167 1,119,315
9,039,096
Household Durables 0.2%
Barratt Developments plc 128,727 1,135,948
Berkeley Group Holdings plc 14,491 848,831
Persimmon plc 37,887 1,350,066
Taylor Wimpey plc 463,064 956,360
4,291,205
Household Products 0.3%
Reckitt Benckiser Group plc 87,110 6,818,045
Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd. 329,016 2,181,810
DCC plc 12,508 1,035,276
Melrose Industries plc 518,002 1,198,661
Smiths Group plc 50,275 963,720
5,379,467
Insurance 0.7%
Admiral Group plc 24,267 1,012,750

70 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Insurance
Aviva plc 476,400 2,535,608
Direct Line Insurance Group
plc 174,605 681,237
Legal & General Group plc 730,435 2,758,325
Phoenix Group Holdings plc 80,143 693,022
Prudential plc 318,444 6,181,846
13,862,788
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S(b) 120,561 953,987
Internet & Direct Marketing Retail 0.1%
Just Eat Takeaway.com NV
Reg. S*(b) 21,868 1,593,530
Machinery 0.2%
CNH Industrial NV 122,705 2,077,670
Spirax-Sarco Engineering plc 9,177 1,844,290
3,921,960
Media 0.2%
Informa plc* 177,670 1,301,879
Pearson plc 88,677 847,871
WPP plc 147,585 1,983,124
4,132,874
Multiline Retail 0.1%
Next plc 15,817 1,734,591
Multi-Utilities 0.3%
National Grid plc 430,228 5,117,690
Oil, Gas & Consumable Fuels 0.5%
BP plc 2,465,433 11,168,527
Personal Products 0.8%
Unilever plc 320,667 17,312,583
Pharmaceuticals 1.7%
AstraZeneca plc 188,759 22,723,673
GlaxoSmithKline plc 612,293 11,557,344
34,281,017
Professional Services 0.6%
Experian plc 112,923 4,690,916
Intertek Group plc 19,234 1,284,059
RELX plc 237,591 6,855,405
12,830,380
Software 0.1%
AVEVA Group plc 13,500 651,996
Sage Group plc (The) 136,141 1,299,382
1,951,378
Specialty Retail 0.1%
JD Sports Fashion plc 62,695 882,678
Kingfisher plc 246,989 1,117,441
2,000,119
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc 47,354 1,152,990
Tobacco 0.6%
British American Tobacco plc 265,823 9,274,403
Imperial Brands plc 115,643 2,413,394
11,687,797
Trading Companies & Distributors 0.3%
Ashtead Group plc 55,092 4,179,094
Common Stocks
Shares Value ($)
UNITED KINGDOM
Trading Companies & Distributors
Bunzl plc 39,700 1,311,471
5,490,565
Water Utilities 0.1%
Severn Trent plc 30,249 1,057,767
United Utilities Group plc 86,084 1,119,312
2,177,079
Wireless Telecommunication Services 0.3%
Vodafone Group plc 3,409,339 5,157,104
245,080,966
UNITED STATES 1.3%
Automobiles 0.2%
Stellantis NV 246,774 4,717,119
Construction Materials 0.1%
James Hardie Industries plc
CHDI 55,550 1,992,519
Diversified Financial Services 0.0%
†
Jackson Financial, Inc.,
Class A* 7,961 206,986
Electrical Equipment 0.5%
Schneider Electric SE 65,748 10,931,274
Energy Equipment & Services 0.0%
†
Tenaris SA(a) 59,687 629,425
Insurance 0.2%
Swiss Re AG 36,787 3,133,588
Life Sciences Tools & Services 0.1%
QIAGEN NV* 27,488 1,429,225
Software 0.0%
†
CyberArk Software Ltd.*(a) 4,491 708,770
Trading Companies & Distributors 0.2%
Ferguson plc 27,713 3,841,655
27,590,561
Total Common Stocks
(cost $1,402,178,853) 2,044,635,554
Rights 0.0%
†
Number of
Rights
FRANCE 0.0%
†
Multi-Utilities 0.0%
†
Veolia Environnement SA,
expiring 10/1/2021*∞(a) 64,904 53,981
GERMANY 0.0%
†
Airlines 0.0%
†
Deutsche Lufthansa AG,
expiring 10/5/2021*(a) 33,579 79,737
Total Rights
(cost $186,155) 133,718

NVIT International Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 71
Repurchase Agreements 2.0%
Principal
Amount ($) Value ($)
Cantor Fitzgerald &
Co., 0.06%, dated
9/30/2021, due
10/1/2021, repurchase
price $4,264,127,
collateralized by U.S.
Government Agency
Securities, ranging from
0.44% - 6.00%, maturing
5/1/2024 - 7/20/2071;
total market value
$4,349,402.(c) 4,264,120 4,264,120
CF Secured, LLC, 0.06%,
dated 9/30/2021, due
10/1/2021, repurchase
price $1,000,002,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.38%
- 4.50%, maturing
4/15/2024 - 8/15/2051;
total market value
$1,020,002.(c) 1,000,000 1,000,000
MetLife, Inc., 0.06%,
dated 9/30/2021, due
10/1/2021, repurchase
price $12,000,020,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $12,244,919.(c) 12,000,000 12,000,000
NatWest Markets
Securities, Inc., 0.05%,
dated 9/28/2021, due
10/5/2021, repurchase
price $13,000,127,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 2.88%, maturing
10/15/2021 - 5/15/2031;
total market value
$13,260,041.(c) 13,000,000 13,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets
Securities, Inc., 0.05%,
dated 9/30/2021, due
10/7/2021, repurchase
price $11,000,107,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
4/15/2024 - 2/15/2044;
total market value
$11,220,019.(c) 11,000,000 11,000,000
Total Repurchase Agreements
(cost $41,264,120) 41,264,120
Total Investments
(cost $1,443,629,128) — 101.0% 2,086,033,392
Liabilities in excess of other assets
— (1.0)% (21,065,920)
NET ASSETS — 100.0%
$ 2,064,967,472

72 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT International Index Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $120,343,930, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $41,264,120 and by
$86,325,014 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/7/2021 –
2/15/2051, a total value of $127,589,134.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2021 was $40,517,118 which represents 1.96% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$41,264,120.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT International Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 73
Futures contracts outstanding as of September 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 113 12/2021 EUR 5,298,571 (84,802)
FTSE 100 Index 32 12/2021 GBP 3,049,867 6,681
Nikkei 225 Index 23 12/2021 JPY 3,065,771 11,266
SPI 200 Index 12 12/2021 AUD 1,581,742 3,935
(62,920)
As of September 30, 2021, the Fund had $794,875 segregated in foreign currency as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

74 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT International Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT International Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 75
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 23,633,794 $ – $ 23,633,794
Air Freight & Logistics – 15,859,567 – 15,859,567
Airlines – 2,150,022 – 2,150,022
Auto Components – 17,367,265 – 17,367,265
Automobiles – 67,178,353 – 67,178,353
Banks – 177,417,048 – 177,417,048
Beverages 1,430,076 40,233,244 – 41,663,320
Biotechnology – 18,211,672 – 18,211,672
Building Products – 25,680,566 – 25,680,566
Capital Markets 555,677 57,296,658 – 57,852,335
Chemicals – 72,237,849 – 72,237,849
Commercial Services & Supplies – 7,177,442 – 7,177,442
Communications Equipment – 7,637,914 – 7,637,914
Construction & Engineering – 15,137,435 – 15,137,435
Construction Materials – 10,774,678 – 10,774,678
Consumer Finance – 219,748 – 219,748
Containers & Packaging – 1,605,158 – 1,605,158
Diversified Financial Services 744,066 15,350,151 – 16,094,217
Diversified Telecommunication Services – 38,282,800 – 38,282,800
Electric Utilities – 36,937,106 – 36,937,106
Electrical Equipment – 39,367,768 – 39,367,768
Electronic Equipment, Instruments &
Components – 37,702,355 – 37,702,355
Energy Equipment & Services – 629,425 – 629,425
Entertainment 5,001,130 12,238,644 – 17,239,774
Equity Real Estate Investment Trusts
(REITs) – 27,706,206 – 27,706,206
Food & Staples Retailing – 30,478,737 – 30,478,737
Food Products – 66,158,061 – 66,158,061
Gas Utilities – 7,944,683 – 7,944,683
Health Care Equipment & Supplies – 47,452,583 – 47,452,583
Health Care Providers & Services – 9,490,801 – 9,490,801
Health Care Technology – 3,833,620 – 3,833,620
Hotels, Restaurants & Leisure 246,385 30,057,299 – 30,303,684
Household Durables – 30,442,795 – 30,442,795
Household Products – 15,247,633 – 15,247,633
Independent Power and Renewable
Electricity Producers – 1,845,163 – 1,845,163
Industrial Conglomerates 1,399,200 31,046,199 – 32,445,399
Insurance – 99,295,331 – 99,295,331
Interactive Media & Services – 6,497,081 – 6,497,081
Internet & Direct Marketing Retail – 19,636,778 – 19,636,778
IT Services 1,367,675 37,125,408 – 38,493,083
Leisure Products – 5,466,232 – 5,466,232
Life Sciences Tools & Services – 12,188,368 – 12,188,368
Machinery 986,389 63,241,350 – 64,227,739
Marine – 7,191,153 – 7,191,153
Media – 10,514,388 – 10,514,388
Metals & Mining – 58,129,829 – 58,129,829
Multiline Retail – 9,141,744 – 9,141,744
Multi-Utilities – 17,447,977 – 17,447,977
Oil, Gas & Consumable Fuels – 70,682,923 – 70,682,923
Paper & Forest Products – 6,467,430 – 6,467,430
Personal Products – 39,410,963 – 39,410,963
Pharmaceuticals 1,277,683 166,721,417 – 167,999,100
Professional Services – 35,957,596 – 35,957,596
Real Estate Management & Development 1,475,932 30,786,006 – 32,261,938
Road & Rail – 14,177,220 – 14,177,220

76 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT International Index Fund
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ – $ 67,116,580 $ – $ 67,116,580
Software 2,203,498 32,820,277 – 35,023,775
Specialty Retail – 17,793,215 – 17,793,215
Technology Hardware, Storage &
Peripherals – 10,761,205 – 10,761,205
Textiles, Apparel & Luxury Goods – 63,504,412 – 63,504,412
Tobacco – 16,279,308 – 16,279,308
Trading Companies & Distributors – 29,885,163 – 29,885,163
Transportation Infrastructure – 9,632,776 – 9,632,776
Water Utilities – 2,177,079 – 2,177,079
Wireless Telecommunication Services – 25,868,192 – 25,868,192
Total Common Stocks $ 16,687,711 $ 2,027,947,843 $ – $ 2,044,635,554
Futures Contracts 21,882 – – 21,882
Repurchase Agreements – 41,264,120 – 41,264,120
Rights   79,737 53,981 – 133,718
Total Assets $ 16,789,330 $ 2,069,265,944 $ – $ 2,086,055,274
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (84,802) $ – $ – $ (84,802)
Total Liabilities $ (84,802) $ – $ – $ (84,802)
Total $ 16,704,528 $ 2,069,265,944 $ – $ 2,085,970,472
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended September 30, 2021, the Fund held two common stock investments that were categorized as Level 3 investments which were each valued at $0.

NVIT International Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 77
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 21,882
Total $ 21,882
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts (84,802)
Total $ (84,802)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

78 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks 99.3%
Shares Value ($)
Aerospace & Defense 1.1%
Axon Enterprise, Inc.* 47,781 8,362,631
Curtiss-Wright Corp. 30,162 3,805,841
Hexcel Corp.*(a) 61,518 3,653,554
Mercury Systems, Inc.* 40,813 1,935,352
17,757,378
Air Freight & Logistics 0.3%
GXO Logistics, Inc.*(a) 72,373 5,676,938
Airlines 0.2%
JetBlue Airways Corp.*(a) 236,166 3,610,978
Auto Components 1.6%
Adient plc* 69,277 2,871,532
Dana, Inc. 106,828 2,375,855
Fox Factory Holding Corp.* 30,555 4,416,420
Gentex Corp. 173,085 5,708,343
Goodyear Tire & Rubber Co.
(The)* 204,547 3,620,482
Lear Corp. 43,482 6,804,063
Visteon Corp.* 20,329 1,918,854
27,715,549
Automobiles 0.5%
Harley-Davidson, Inc. 111,813 4,093,474
Thor Industries, Inc.(a) 40,560 4,979,145
9,072,619
Banks 7.1%
Associated Banc-Corp. 112,990 2,420,246
BancorpSouth Bank 69,654 2,074,296
Bank of Hawaii Corp. 29,230 2,401,829
Bank OZK 88,573 3,806,868
Cathay General Bancorp 58,311 2,413,492
CIT Group, Inc. 72,276 3,754,738
Commerce Bancshares, Inc.
(a) 75,751 5,278,330
Cullen/Frost Bankers, Inc.(a) 41,744 4,951,673
East West Bancorp, Inc. 103,122 7,996,080
First Financial Bankshares ,
Inc. 92,635 4,256,578
First Horizon Corp. 402,366 6,554,542
FNB Corp. 239,365 2,781,421
Fulton Financial Corp. 117,279 1,792,023
Glacier Bancorp, Inc. 78,658 4,353,720
Hancock Whitney Corp. 64,358 3,032,549
Home BancShares , Inc. 112,144 2,638,749
International Bancshares Corp. 39,002 1,624,043
PacWest Bancorp 86,879 3,937,356
Pinnacle Financial Partners,
Inc. 55,475 5,219,088
Prosperity Bancshares, Inc. 67,417 4,795,371
Signature Bank 44,015 11,984,404
Sterling Bancorp 142,114 3,547,166
Synovus Financial Corp. 107,946 4,737,750
Texas Capital Bancshares,
Inc.* 36,361 2,182,387
UMB Financial Corp. 30,961 2,994,239
Umpqua Holdings Corp. 160,747 3,255,127
United Bankshares , Inc. 95,595 3,477,746
Valley National Bancorp 299,481 3,986,092
Webster Financial Corp.(a) 66,583 3,626,110
Common Stocks
Shares Value ($)
Banks
Wintrust Financial Corp. 42,465 3,412,912
119,286,925
Beverages 0.2%
Boston Beer Co., Inc. (The),
Class A*(a) 6,811 3,471,907
Biotechnology 1.7%
Arrowhead Pharmaceuticals,
Inc.* 76,327 4,765,095
Emergent BioSolutions ,
Inc.*(a) 34,620 1,733,424
Exelixis , Inc.* 227,652 4,812,563
Halozyme Therapeutics,
Inc.*(a) 102,834 4,183,287
Neurocrine Biosciences, Inc.* 68,599 6,579,330
United Therapeutics Corp.* 32,485 5,996,081
28,069,780
Building Products 2.4%
Builders FirstSource , Inc.*(a) 150,814 7,803,116
Carlisle Cos., Inc. 37,779 7,510,087
Lennox International, Inc. 24,596 7,235,405
Owens Corning 75,271 6,435,671
Simpson Manufacturing Co.,
Inc. 31,115 3,328,372
Trex Co., Inc.* 83,527 8,513,907
40,826,558
Capital Markets 2.7%
Affiliated Managers Group,
Inc. 30,147 4,554,910
Evercore , Inc., Class A 29,254 3,910,382
FactSet Research Systems,
Inc. 27,265 10,763,677
Federated Hermes, Inc., Class
B 71,449 2,322,092
Interactive Brokers Group,
Inc., Class A 63,393 3,951,920
Janus Henderson Group plc 122,754 5,073,423
Jefferies Financial Group, Inc. 144,810 5,376,795
SEI Investments Co. 77,332 4,585,788
Stifel Financial Corp. 77,228 5,248,415
45,787,402
Chemicals 2.5%
Ashland Global Holdings, Inc.
(a) 40,878 3,643,047
Avient Corp. 67,964 3,150,131
Cabot Corp. 41,835 2,096,770
Chemours Co. (The) 121,861 3,541,281
Ingevity Corp.* 28,422 2,028,478
Minerals Technologies, Inc. 23,340 1,630,066
NewMarket Corp.(a) 5,286 1,790,738
Olin Corp. 105,262 5,078,892
RPM International, Inc.(a) 93,829 7,285,822
Scotts Miracle- Gro Co. (The) 29,583 4,329,768
Sensient Technologies Corp. 30,086 2,740,233
Valvoline, Inc. 132,258 4,123,804
41,439,030
Commercial Services & Supplies 1.7%
Brink's Co. (The) 36,441 2,306,715

NVIT Mid Cap Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Clean Harbors, Inc.* 36,839 3,826,467
Herman Miller, Inc.(a) 54,721 2,060,793
IAA, Inc.* 97,870 5,340,766
KAR Auction Services, Inc.*(a) 85,979 1,409,196
MSA Safety, Inc. 26,238 3,822,877
Stericycle, Inc.* 65,965 4,483,641
Tetra Tech, Inc. 39,174 5,850,245
29,100,700
Communications Equipment 0.9%
Ciena Corp.* 111,911 5,746,630
Lumentum Holdings, Inc.*(a) 55,222 4,613,246
NetScout Systems, Inc.*(a) 53,179 1,433,174
ViaSat , Inc.*(a) 53,094 2,923,886
14,716,936
Construction & Engineering 1.3%
AECOM* 104,888 6,623,677
Dycom Industries, Inc.* 22,618 1,611,306
EMCOR Group, Inc. 38,855 4,483,090
Fluor Corp.* 103,049 1,645,693
MasTec , Inc.* 41,847 3,610,559
Valmont Industries, Inc. 15,325 3,603,214
21,577,539
Construction Materials 0.2%
Eagle Materials, Inc. 30,473 3,996,839
Consumer Finance 0.7%
FirstCash , Inc.(a) 29,336 2,566,900
LendingTree , Inc.* 8,476 1,185,199
Navient Corp.(a) 124,640 2,459,147
PROG Holdings, Inc. 48,334 2,030,511
SLM Corp. 225,034 3,960,599
12,202,356
Containers & Packaging 0.8%
AptarGroup, Inc. 47,586 5,679,389
Greif, Inc., Class A 19,510 1,260,346
Silgan Holdings, Inc. 58,979 2,262,434
Sonoco Products Co. 72,617 4,326,521
13,528,690
Diversified Consumer Services 0.9%
Graham Holdings Co., Class B 2,923 1,722,115
Grand Canyon Education,
Inc.*(a) 32,427 2,852,279
H&R Block, Inc. 130,560 3,264,000
Service Corp. International 121,173 7,301,885
15,140,279
Diversified Telecommunication Services 0.2%
Iridium Communications, Inc.* 95,764 3,816,195
Electric Utilities 1.0%
ALLETE, Inc. 37,944 2,258,427
Hawaiian Electric Industries,
Inc. 78,870 3,220,262
IDACORP, Inc.(a) 36,406 3,763,652
OGE Energy Corp. 147,095 4,848,251
PNM Resources, Inc. 62,232 3,079,240
17,169,832
Electrical Equipment 1.7%
Acuity Brands, Inc.(a) 25,895 4,489,416
Common Stocks
Shares Value ($)
Electrical Equipment
EnerSys 30,299 2,255,458
Hubbell, Inc. 39,503 7,137,007
nVent Electric plc 123,124 3,980,599
Regal Beloit Corp. 29,394 4,419,094
Sunrun , Inc.*(a) 149,400 6,573,600
28,855,174
Electronic Equipment, Instruments & Components 3.2%
Arrow Electronics, Inc.* 51,677 5,802,810
Avnet, Inc. 72,039 2,663,282
Belden, Inc. 32,491 1,892,926
Cognex Corp. 127,622 10,237,837
Coherent, Inc.* 17,843 4,462,356
II-VI, Inc.*(a) 76,296 4,528,930
Jabil, Inc. 106,094 6,192,707
Littelfuse , Inc. 17,725 4,843,711
National Instruments Corp. 97,590 3,828,456
SYNNEX Corp. 30,216 3,145,486
Vishay Intertechnology , Inc. 95,812 1,924,863
Vontier Corp. 123,766 4,158,537
53,681,901
Energy Equipment & Services 0.4%
ChampionX Corp.*(a) 147,082 3,288,753
NOV, Inc.* 280,834 3,681,734
6,970,487
Entertainment 0.1%
World Wrestling Entertainment,
Inc., Class A(a) 32,771 1,843,696
Equity Real Estate Investment Trusts (REITs) 9.2%
American Campus
Communities, Inc. 101,611 4,923,053
Apartment Income REIT Corp. 113,335 5,531,881
Brixmor Property Group, Inc. 216,793 4,793,293
Camden Property Trust 72,082 10,629,933
CoreSite Realty Corp. 31,796 4,405,018
Corporate Office Properties
Trust 81,037 2,186,378
Cousins Properties, Inc. 109,040 4,066,102
CyrusOne , Inc. 89,670 6,941,355
Douglas Emmett, Inc. 127,148 4,019,148
EastGroup Properties, Inc. 28,793 4,797,778
EPR Properties 55,307 2,731,060
First Industrial Realty Trust,
Inc. 92,009 4,791,829
Healthcare Realty Trust, Inc. 104,208 3,103,314
Highwoods Properties, Inc. 76,353 3,348,843
Hudson Pacific Properties, Inc. 112,449 2,954,035
JBG SMITH Properties 83,355 2,468,142
Kilroy Realty Corp. 76,438 5,060,960
Lamar Advertising Co., Class A 62,967 7,143,606
Life Storage, Inc. 56,239 6,452,863
Macerich Co. (The)(a) 154,765 2,586,123
Medical Properties Trust, Inc. 434,633 8,723,084
National Retail Properties, Inc. 129,012 5,572,028
National Storage Affiliates
Trust 58,317 3,078,554
Omega Healthcare Investors,
Inc. 175,719 5,264,541
Park Hotels & Resorts, Inc.* 175,512 3,359,300

80 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Pebblebrook Hotel Trust 94,860 2,125,813
Physicians Realty Trust 158,742 2,797,034
PotlatchDeltic Corp. 48,341 2,493,429
PS Business Parks, Inc. 14,030 2,199,062
Rayonier, Inc.(a) 102,454 3,655,559
Rexford Industrial Realty, Inc.
(a) 98,667 5,599,352
Sabra Health Care REIT, Inc. 165,413 2,434,879
SL Green Realty Corp.(a) 49,490 3,505,872
Spirit Realty Capital, Inc. 88,019 4,052,395
STORE Capital Corp. 178,349 5,712,518
Urban Edge Properties 80,253 1,469,432
154,977,566
Food & Staples Retailing 1.1%
BJ's Wholesale Club Holdings,
Inc.* 99,099 5,442,517
Casey's General Stores, Inc. 26,697 5,031,050
Grocery Outlet Holding Corp.* 62,074 1,338,936
Performance Food Group Co.* 113,191 5,258,854
Sprouts Farmers Market,
Inc.*(a) 80,912 1,874,731
18,946,088
Food Products 1.8%
Darling Ingredients, Inc.* 117,799 8,469,748
Flowers Foods, Inc. 142,973 3,378,452
Hain Celestial Group, Inc.
(The)*(a) 58,847 2,517,475
Ingredion, Inc. 49,444 4,401,010
Lancaster Colony Corp. 14,130 2,385,285
Pilgrim's Pride Corp.* 35,970 1,046,008
Post Holdings, Inc.* 42,064 4,633,770
Sanderson Farms, Inc. 15,244 2,868,921
Tootsie Roll Industries, Inc.(a) 11,029 335,613
30,036,282
Gas Utilities 1.2%
National Fuel Gas Co. 65,787 3,455,133
New Jersey Resources Corp. 71,495 2,488,741
ONE Gas, Inc. 38,255 2,424,219
Southwest Gas Holdings, Inc. 42,842 2,865,273
Spire, Inc. 36,513 2,233,865
UGI Corp. 153,249 6,531,473
19,998,704
Health Care Equipment & Supplies 3.8%
Envista Holdings Corp.* 118,096 4,937,594
Globus Medical, Inc., Class A* 56,520 4,330,562
Haemonetics Corp.* 36,830 2,599,830
Hill-Rom Holdings, Inc. 47,702 7,155,300
ICU Medical, Inc.* 14,453 3,373,041
Integra LifeSciences Holdings
Corp.* 52,352 3,585,065
LivaNova plc* 38,966 3,085,718
Masimo Corp.* 36,511 9,883,893
Neogen Corp.* 76,635 3,328,258
NuVasive , Inc.* 37,568 2,248,445
Penumbra, Inc.*(a) 24,869 6,627,589
Quidel Corp.*(a) 27,476 3,878,237
STAAR Surgical Co.* 34,391 4,420,275
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Tandem Diabetes Care, Inc.* 45,709 5,456,740
64,910,547
Health Care Providers & Services 3.1%
Acadia Healthcare Co., Inc.*(a) 65,100 4,152,078
Amedisys , Inc.* 23,468 3,499,079
Chemed Corp.(a) 11,222 5,219,577
Encompass Health Corp. 72,189 5,417,063
HealthEquity , Inc.*(a) 61,362 3,973,803
LHC Group, Inc.*(a) 22,739 3,567,976
Molina Healthcare, Inc.* 42,098 11,421,608
Option Care Health, Inc.* 101,025 2,450,866
Patterson Cos., Inc. 62,727 1,890,592
Progyny , Inc.* 49,796 2,788,576
R1 RCM, Inc.* 96,864 2,131,977
Tenet Healthcare Corp.* 78,194 5,195,209
51,708,404
Hotels, Restaurants & Leisure 3.1%
Boyd Gaming Corp.* 60,067 3,799,838
Choice Hotels International,
Inc. 22,827 2,884,648
Churchill Downs, Inc. 25,224 6,055,778
Cracker Barrel Old Country
Store, Inc.(a) 17,508 2,448,319
Jack in the Box, Inc. 16,007 1,557,961
Marriott Vacations Worldwide
Corp. 31,261 4,918,293
Papa John's International, Inc. 23,570 2,993,154
Scientific Games Corp.*(a) 64,863 5,388,169
Six Flags Entertainment Corp.* 57,215 2,431,637
Texas Roadhouse, Inc. 50,832 4,642,487
Travel + Leisure Co. 63,896 3,484,249
Wendy's Co. (The) 132,242 2,867,007
Wingstop , Inc. 21,491 3,523,020
Wyndham Hotels & Resorts,
Inc. 68,699 5,302,876
52,297,436
Household Durables 1.6%
Helen of Troy Ltd.*(a) 17,634 3,962,007
KB Home 65,479 2,548,443
Taylor Morrison Home
Corp.*(a) 91,142 2,349,641
Tempur Sealy International,
Inc. 144,184 6,691,579
Toll Brothers, Inc. 84,811 4,689,200
TopBuild Corp.* 23,979 4,911,139
TRI Pointe Group, Inc.* 80,833 1,699,110
26,851,119
Household Products 0.1%
Energizer Holdings, Inc.(a) 45,651 1,782,671
Insurance 3.6%
Alleghany Corp.* 9,988 6,236,607
American Financial Group, Inc. 48,559 6,110,179
Brighthouse Financial, Inc.* 61,254 2,770,519
CNO Financial Group, Inc. 95,182 2,240,584
First American Financial Corp. 80,208 5,377,946
Hanover Insurance Group, Inc.
(The) 26,453 3,428,838

NVIT Mid Cap Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
Insurance
Kemper Corp. 43,872 2,930,211
Kinsale Capital Group, Inc.(a) 15,464 2,500,529
Mercury General Corp. 19,523 1,086,846
Old Republic International
Corp. 208,396 4,820,200
Primerica, Inc. 29,094 4,469,711
Reinsurance Group of
America, Inc. 49,709 5,530,623
RenaissanceRe Holdings Ltd. 34,510 4,810,694
RLI Corp. 28,790 2,886,773
Selective Insurance Group,
Inc.(a) 43,530 3,287,821
Unum Group 60,572 1,517,934
60,006,015
Interactive Media & Services 0.3%
TripAdvisor, Inc.* 72,335 2,448,540
Yelp, Inc.* 50,619 1,885,051
4,333,591
IT Services 1.8%
Alliance Data Systems Corp. 35,899 3,621,850
Concentrix Corp.* 31,007 5,488,239
Genpact Ltd. 125,484 5,961,745
LiveRamp Holdings, Inc.* 49,544 2,339,963
MAXIMUS, Inc. 44,304 3,686,093
Sabre Corp.*(a) 237,276 2,809,348
WEX, Inc.*(a) 32,862 5,788,312
29,695,550
Leisure Products 1.4%
Brunswick Corp. 56,824 5,413,622
Callaway Golf Co.* 87,437 2,415,884
Mattel, Inc.* 257,063 4,771,089
Polaris, Inc.(a) 41,798 5,001,549
YETI Holdings, Inc.* 64,217 5,502,755
23,104,899
Life Sciences Tools & Services 1.3%
Medpace Holdings, Inc.* 20,669 3,912,228
Repligen Corp.* 37,070 10,712,859
Syneos Health, Inc.* 75,284 6,585,845
21,210,932
Machinery 5.0%
AGCO Corp. 44,981 5,511,522
Colfax Corp.*(a) 94,323 4,329,426
Crane Co. 36,915 3,499,911
Donaldson Co., Inc. 91,015 5,225,171
Flowserve Corp. 95,412 3,307,934
Graco , Inc. 121,894 8,528,923
ITT, Inc. 63,268 5,430,925
Kennametal, Inc. 62,292 2,132,255
Lincoln Electric Holdings, Inc. 43,099 5,550,720
Middleby Corp. (The)* 40,649 6,931,061
Nordson Corp. 39,178 9,330,241
Oshkosh Corp. 50,289 5,148,085
Terex Corp. 51,234 2,156,951
Timken Co. (The)(a) 51,277 3,354,541
Toro Co. (The) 77,084 7,508,753
Trinity Industries, Inc.(a) 60,076 1,632,265
Common Stocks
Shares Value ($)
Machinery
Woodward, Inc. 46,378 5,249,990
84,828,674
Marine 0.1%
Kirby Corp.* 43,282 2,075,805
Media 1.0%
Cable One, Inc.(a) 3,595 6,518,202
John Wiley & Sons, Inc., Class
A 31,726 1,656,415
New York Times Co. (The),
Class A 121,108 5,966,991
TEGNA, Inc. 161,425 3,183,301
17,324,909
Metals & Mining 2.1%
Cleveland-Cliffs, Inc.*(a) 330,573 6,548,651
Commercial Metals Co. 86,217 2,626,170
Compass Minerals
International, Inc. 24,677 1,589,199
Reliance Steel & Aluminum
Co. 45,974 6,547,617
Royal Gold, Inc. 47,130 4,500,444
Steel Dynamics, Inc. 141,888 8,297,610
United States Steel Corp. 195,369 4,292,257
Worthington Industries, Inc. 24,008 1,265,221
35,667,169
Multiline Retail 0.6%
Kohl's Corp. 114,365 5,385,448
Nordstrom, Inc.* 80,503 2,129,304
Ollie's Bargain Outlet
Holdings, Inc.*(a) 43,930 2,648,101
10,162,853
Multi-Utilities 0.6%
Black Hills Corp.(a) 46,116 2,894,240
MDU Resources Group, Inc. 148,501 4,406,025
NorthWestern Corp. 37,386 2,142,218
9,442,483
Oil, Gas & Consumable Fuels 2.1%
Antero Midstream Corp.(a) 236,184 2,461,037
Cimarex Energy Co. 74,617 6,506,602
CNX Resources Corp.* 155,438 1,961,628
DT Midstream, Inc. 71,098 3,287,572
EQT Corp.* 217,720 4,454,551
Equitrans Midstream Corp. 298,299 3,024,752
HollyFrontier Corp. 110,172 3,649,998
Murphy Oil Corp.(a) 106,904 2,669,393
Targa Resources Corp. 166,203 8,178,850
36,194,383
Paper & Forest Products 0.3%
Louisiana-Pacific Corp. 69,387 4,258,280
Personal Products 0.2%
Coty, Inc., Class A* 242,269 1,904,234
Nu Skin Enterprises, Inc.,
Class A 37,404 1,513,740
3,417,974
Pharmaceuticals 0.8%
Jazz Pharmaceuticals plc* 44,128 5,745,907
Nektar Therapeutics* 134,789 2,420,811

82 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Perrigo Co. plc 96,392 4,562,233
12,728,951
Professional Services 1.6%
ASGN, Inc.* 38,706 4,379,197
CACI International, Inc., Class
A* 17,089 4,479,027
FTI Consulting, Inc.*(a) 24,514 3,302,036
Insperity , Inc. 26,502 2,934,831
KBR, Inc.(a) 104,026 4,098,624
ManpowerGroup , Inc. 39,452 4,271,863
Science Applications
International Corp. 42,321 3,620,985
27,086,563
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.* 36,726 9,111,353
Road & Rail 1.8%
Avis Budget Group, Inc.*(a) 34,516 4,021,459
Knight-Swift Transportation
Holdings, Inc. 119,755 6,125,468
Landstar System, Inc. 27,361 4,318,113
Ryder System, Inc. 39,304 3,250,834
Saia, Inc.* 18,999 4,522,332
Werner Enterprises, Inc. 42,052 1,861,642
XPO Logistics, Inc.* 71,896 5,721,484
29,821,332
Semiconductors & Semiconductor Equipment 4.0%
Amkor Technology, Inc. 73,267 1,828,012
Brooks Automation, Inc. 54,135 5,540,717
Cirrus Logic, Inc.* 41,511 3,418,431
CMC Materials, Inc. 21,403 2,637,492
Cree, Inc.*(a) 83,973 6,779,140
First Solar, Inc.*(a) 71,626 6,837,418
Lattice Semiconductor Corp.* 98,748 6,384,058
MKS Instruments, Inc. 40,261 6,075,788
Semtech Corp.* 46,957 3,661,237
Silicon Laboratories, Inc.* 29,306 4,107,529
SolarEdge Technologies, Inc.* 37,959 10,067,486
Synaptics , Inc.* 25,588 4,598,931
Universal Display Corp. 31,430 5,373,273
67,309,512
Software 4.2%
ACI Worldwide, Inc.* 86,050 2,644,317
Aspen Technology, Inc.*(a) 49,341 6,059,075
Blackbaud , Inc.*(a) 31,584 2,221,934
CDK Global, Inc. 89,582 3,811,714
Cerence , Inc.*(a) 27,836 2,675,318
CommVault Systems, Inc.* 34,036 2,563,251
Digital Turbine, Inc.*(a) 63,679 4,377,931
Envestnet , Inc.* 24,276 1,947,906
Fair Isaac Corp.* 20,685 8,231,182
J2 Global, Inc.* 34,904 4,768,585
Manhattan Associates, Inc.* 46,021 7,042,594
Mimecast Ltd.* 44,464 2,827,910
NCR Corp.* 96,229 3,729,836
Paylocity Holding Corp.* 28,680 8,041,872
Qualys , Inc.* 24,427 2,718,481
SailPoint Technologies
Holdings, Inc.*(a) 68,287 2,928,147
Common Stocks
Shares Value ($)
Software
Teradata Corp.* 78,844 4,521,703
71,111,756
Specialty Retail 3.7%
American Eagle Outfitters, Inc.
(a) 111,980 2,889,084
AutoNation, Inc.*(a) 31,844 3,877,326
Dick's Sporting Goods, Inc.(a) 47,843 5,730,156
Five Below, Inc.* 40,610 7,180,254
Foot Locker, Inc. 66,264 3,025,614
GameStop Corp., Class A*(a) 45,175 7,926,857
Lithia Motors, Inc., Class A 21,958 6,961,564
Murphy USA, Inc. 17,023 2,847,267
RH* 12,384 8,259,014
Urban Outfitters, Inc.* 47,562 1,412,116
Victoria's Secret & Co.* 55,751 3,080,800
Williams-Sonoma, Inc. 54,560 9,675,125
62,865,177
Technology Hardware, Storage & Peripherals 0.1%
Xerox Holdings Corp. 102,504 2,067,506
Textiles, Apparel & Luxury Goods 1.7%
Capri Holdings Ltd.* 111,081 5,377,431
Carter's, Inc. 32,346 3,145,325
Columbia Sportswear Co. 26,155 2,506,695
Crocs, Inc.* 45,737 6,562,345
Deckers Outdoor Corp.* 20,210 7,279,642
Skechers U.S.A., Inc., Class
A* 99,590 4,194,731
29,066,169
Thrifts & Mortgage Finance 0.8%
Essent Group Ltd.(a) 81,430 3,583,734
MGIC Investment Corp. 247,995 3,710,005
New York Community
Bancorp, Inc.(a) 336,413 4,329,636
Washington Federal, Inc. 48,255 1,655,629
13,279,004
Trading Companies & Distributors 0.8%
GATX Corp.(a) 25,301 2,265,957
MSC Industrial Direct Co., Inc.,
Class A 34,259 2,747,229
Univar Solutions, Inc.* 124,611 2,968,234
Watsco , Inc. 23,798 6,297,427
14,278,847
Water Utilities 0.4%
Essential Utilities, Inc. 161,229 7,429,432
Wireless Telecommunication Services 0.1%
Telephone & Data Systems,
Inc.(a) 72,310 1,410,045
Total Common Stocks
(cost $1,099,474,204) 1,676,113,669

NVIT Mid Cap Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 83
Repurchase Agreements 1.3%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$943,802, collateralized
by U.S. Government
Agency Securities,
ranging from 0.44% -
6.00%, maturing 5/1/2024
- 7/20/2071; total market
value $962,676.(b) 943,800 943,800
MetLife, Inc.,
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$1,000,002, collateralized
by U.S. Government
Treasury Securities,
0.00%, maturing
8/15/2027 - 11/15/2050;
total market value
$1,020,410.(b) 1,000,000 1,000,000
NatWest Markets Securities,
Inc.,
0.05%, dated 9/28/2021,
due 10/5/2021,
repurchase price
$5,000,049, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.25%
- 2.88%, maturing
10/15/2021 - 5/15/2031;
total market value
$5,100,016.(b) 5,000,000 5,000,000
NatWest Markets Securities,
Inc.,
0.05%, dated
9/30/2021, due
10/7/2021, repurchase
price $11,000,107,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
4/15/2024 - 2/15/2044;
total market value
$11,220,019.(b) 11,000,000 11,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
0.08%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$4,000,009, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.26% - 8.50%, maturing
10/4/2021 - 8/20/2071;
total market value
$4,080,002.(b) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $21,943,800) 21,943,800
Total Investments
(cost $1,121,418,004) — 100.6% 1,698,057,469
Liabilities in excess of other assets — (0.6)% (9,484,733)
NET ASSETS — 100.0%
$ 1,688,572,736
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $144,341,373, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $21,943,800 and by
$129,108,838 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.25%, and maturity dates ranging from 10/7/2021 –
2/15/2051, a total value of $151,052,638.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$21,943,800.
REIT Real Estate Investment Trust

84 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Mid Cap Index Fund
Futures contracts outstanding as of September 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 37 12/2021 USD 9,742,840 (141,656)
(141,656)
As of September 30, 2021, the Fund had $560,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Mid Cap Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 85
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

86 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Mid Cap Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,676,113,669 $ – $ – $ 1,676,113,669
Repurchase Agreements – 21,943,800 – 21,943,800
Total Assets $ 1,676,113,669 $ 21,943,800 $ – $ 1,698,057,469
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (141,656) $ – $ – $ (141,656)
Total Liabilities $ (141,656) $ – $ – $ (141,656)
Total $ 1,675,972,013 $ 21,943,800 $ – $ 1,697,915,813
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (141,656)
Total $ (141,656)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT S&P 500 Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 87
Common Stocks 99.0%
Shares Value ($)
Aerospace & Defense 1.5%
Boeing Co. (The)* 82,289 18,098,643
General Dynamics Corp. 35,125 6,885,554
Howmet Aerospace, Inc. 61,275 1,911,780
Huntington Ingalls Industries,
Inc. 5,724 1,105,076
L3Harris Technologies, Inc. 29,939 6,593,765
Lockheed Martin Corp. 37,103 12,804,245
Northrop Grumman Corp. 22,408 8,070,241
Raytheon Technologies Corp. 224,753 19,319,768
Textron, Inc. 32,242 2,250,814
TransDigm Group, Inc.* 7,827 4,888,509
81,928,395
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. 19,124 1,663,788
Expeditors International of
Washington, Inc. 25,640 3,054,493
FedEx Corp. 37,205 8,158,685
United Parcel Service, Inc.,
Class B 109,159 19,877,854
32,754,820
Airlines 0.2%
Alaska Air Group, Inc.* 20,660 1,210,676
American Airlines Group,
Inc.*(a) 91,296 1,873,394
Delta Air Lines, Inc.* 94,481 4,025,835
Southwest Airlines Co.* 90,529 4,655,907
United Airlines Holdings,
Inc.*(a) 48,044 2,285,453
14,051,265
Auto Components 0.1%
Aptiv plc* 40,709 6,064,420
BorgWarner, Inc. 38,307 1,655,245
7,719,665
Automobiles 2.1%
Ford Motor Co.* 586,909 8,310,632
General Motors Co.* 217,037 11,440,020
Tesla, Inc.* 121,311 94,074,254
113,824,906
Banks 4.3%
Bank of America Corp. 1,081,591 45,913,538
Citigroup, Inc. 303,010 21,265,242
Citizens Financial Group, Inc. 64,685 3,038,901
Comerica, Inc. 20,065 1,615,232
Fifth Third Bancorp 101,861 4,322,981
First Republic Bank 25,840 4,984,019
Huntington Bancshares, Inc. 221,347 3,422,025
JPMorgan Chase & Co. 446,737 73,126,380
KeyCorp(a) 139,450 3,014,909
M&T Bank Corp. 19,570 2,922,584
People's United Financial, Inc. 71,669 1,252,057
PNC Financial Services
Group, Inc. (The) 63,598 12,442,313
Regions Financial Corp. 145,382 3,098,090
SVB Financial Group* 8,781 5,680,253
Truist Financial Corp. 198,218 11,625,486
US Bancorp 199,900 11,882,056
Wells Fargo & Co. 613,920 28,492,027
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 23,711 1,467,474
239,565,567
Beverages 1.4%
Brown-Forman Corp., Class B 25,980 1,740,920
Coca-Cola Co. (The) 580,879 30,478,721
Constellation Brands, Inc.,
Class A 25,298 5,330,036
Molson Coors Beverage Co.,
Class B(a) 30,068 1,394,554
Monster Beverage Corp.* 56,236 4,995,444
PepsiCo, Inc. 206,818 31,107,495
75,047,170
Biotechnology 1.9%
AbbVie, Inc. 264,388 28,519,533
Amgen, Inc. 84,895 18,052,922
Biogen, Inc.* 21,965 6,215,875
Gilead Sciences, Inc. 187,740 13,113,639
Incyte Corp.* 28,172 1,937,670
Moderna , Inc.* 52,501 20,205,535
Regeneron Pharmaceuticals,
Inc.* 15,672 9,484,381
Vertex Pharmaceuticals, Inc.* 38,853 7,047,546
104,577,101
Building Products 0.5%
A O Smith Corp. 19,687 1,202,285
Allegion plc 14,256 1,884,358
Carrier Global Corp. 129,724 6,714,514
Fortune Brands Home &
Security, Inc. 19,875 1,777,222
Johnson Controls International
plc 105,013 7,149,285
Masco Corp. 35,123 1,951,083
Trane Technologies plc 35,798 6,180,525
26,859,272
Capital Markets 3.0%
Ameriprise Financial, Inc. 16,716 4,415,030
Bank of New York Mellon
Corp. (The) 117,465 6,089,386
BlackRock, Inc. 21,233 17,807,268
Cboe Global Markets, Inc. 15,970 1,978,044
Charles Schwab Corp. (The) 224,515 16,353,673
CME Group, Inc. 53,753 10,394,755
Franklin Resources, Inc. 44,013 1,308,066
Goldman Sachs Group, Inc.
(The) 50,397 19,051,578
Intercontinental Exchange, Inc. 84,241 9,672,552
Invesco Ltd. 48,061 1,158,751
MarketAxess Holdings, Inc. 5,802 2,440,843
Moody's Corp. 24,544 8,715,820
Morgan Stanley 218,222 21,235,183
MSCI, Inc. 12,338 7,505,699
Nasdaq, Inc. 17,255 3,330,560
Northern Trust Corp. 31,226 3,366,475
Raymond James Financial,
Inc. 27,823 2,567,506
S&P Global, Inc.(a) 36,061 15,321,958
State Street Corp. 50,390 4,269,041

88 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 33,958 6,679,538
163,661,726
Chemicals 1.7%
Air Products & Chemicals, Inc. 33,129 8,484,668
Albemarle Corp. 17,470 3,825,406
Celanese Corp. 16,035 2,415,512
CF Industries Holdings, Inc. 31,155 1,739,072
Corteva , Inc. 110,338 4,643,023
Dow, Inc. 111,818 6,436,244
DuPont de Nemours, Inc. 77,188 5,248,012
Eastman Chemical Co. 19,298 1,944,081
Ecolab, Inc. 37,238 7,768,592
FMC Corp. 20,222 1,851,526
International Flavors &
Fragrances, Inc. 36,517 4,883,053
Linde plc 77,205 22,650,403
LyondellBasell Industries NV,
Class A 39,947 3,749,026
Mosaic Co. (The) 49,133 1,755,031
PPG Industries, Inc. 35,748 5,112,322
Sherwin-Williams Co. (The) 36,395 10,180,773
92,686,744
Commercial Services & Supplies 0.4%
Cintas Corp. 12,989 4,944,393
Copart , Inc.* 32,080 4,450,138
Republic Services, Inc. 31,519 3,784,171
Rollins, Inc. 35,183 1,243,015
Waste Management, Inc. 58,134 8,682,894
23,104,611
Communications Equipment 0.8%
Arista Networks, Inc.* 8,311 2,855,992
Cisco Systems, Inc. 630,830 34,336,077
F5 Networks, Inc.* 8,924 1,773,913
Juniper Networks, Inc. 52,333 1,440,204
Motorola Solutions, Inc. 24,939 5,793,828
46,200,014
Construction & Engineering 0.0%
†
Quanta Services, Inc. 20,085 2,286,075
Construction Materials 0.1%
Martin Marietta Materials, Inc. 9,343 3,192,316
Vulcan Materials Co. 19,897 3,365,777
6,558,093
Consumer Finance 0.7%
American Express Co. 96,204 16,117,056
Capital One Financial Corp. 66,489 10,769,223
Discover Financial Services 44,234 5,434,147
Synchrony Financial 85,172 4,163,208
36,483,634
Containers & Packaging 0.3%
Amcor plc(a) 237,684 2,754,758
Avery Dennison Corp. 12,557 2,601,936
Ball Corp. 48,621 4,374,431
International Paper Co. 59,067 3,303,027
Packaging Corp. of America 13,483 1,853,103
Sealed Air Corp. 22,683 1,242,802
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 37,776 1,882,378
18,012,435
Distributors 0.1%
Genuine Parts Co. 21,690 2,629,479
LKQ Corp.* 39,862 2,005,856
Pool Corp. 6,043 2,625,139
7,260,474
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc.,
Class B* 277,129 75,639,589
Diversified Telecommunication Services 1.2%
AT&T, Inc. 1,068,797 28,868,207
Lumen Technologies, Inc.(a) 150,190 1,860,854
Verizon Communications, Inc. 619,733 33,471,779
64,200,840
Electric Utilities 1.6%
Alliant Energy Corp. 38,360 2,147,393
American Electric Power Co.,
Inc. 74,808 6,072,913
Duke Energy Corp. 115,145 11,237,001
Edison International 56,954 3,159,238
Entergy Corp. 30,087 2,987,940
Evergy , Inc. 34,641 2,154,670
Eversource Energy 51,414 4,203,609
Exelon Corp. 146,275 7,070,933
FirstEnergy Corp. 81,887 2,916,815
NextEra Energy, Inc. 293,611 23,054,336
NRG Energy, Inc. 38,591 1,575,671
Pinnacle West Capital Corp. 18,122 1,311,308
PPL Corp. 115,497 3,220,056
Southern Co. (The) 158,468 9,820,262
Xcel Energy, Inc. 81,265 5,079,062
86,011,207
Electrical Equipment 0.6%
AMETEK, Inc. 33,991 4,215,224
Eaton Corp. plc 59,652 8,906,640
Emerson Electric Co. 89,770 8,456,334
Generac Holdings, Inc.* 9,687 3,958,786
Rockwell Automation, Inc. 17,677 5,197,745
30,734,729
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A 89,982 6,589,382
CDW Corp. 20,721 3,771,636
Corning, Inc. 112,875 4,118,809
IPG Photonics Corp.* 5,177 820,037
Keysight Technologies, Inc.* 27,577 4,530,625
TE Connectivity Ltd. 48,366 6,636,783
Teledyne Technologies, Inc.* 6,925 2,974,841
Trimble, Inc.* 37,567 3,089,886
Zebra Technologies Corp.,
Class A* 7,921 4,082,642
36,614,641
Energy Equipment & Services 0.2%
Baker Hughes Co. 123,861 3,063,082
Halliburton Co. 132,061 2,855,159

NVIT S&P 500 Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 209,762 6,217,346
12,135,587
Entertainment 1.9%
Activision Blizzard, Inc. 116,313 9,001,463
Electronic Arts, Inc. 41,799 5,945,908
Live Nation Entertainment,
Inc.*(a) 19,698 1,795,079
Netflix, Inc.* 66,081 40,331,877
Take-Two Interactive Software,
Inc.* 17,247 2,657,245
Walt Disney Co. (The)* 271,052 45,853,867
105,585,439
Equity Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate
Equities, Inc.(a) 20,652 3,945,978
American Tower Corp. 68,064 18,064,866
AvalonBay Communities, Inc. 20,898 4,631,833
Boston Properties, Inc.(a) 21,737 2,355,204
Crown Castle International
Corp. 64,695 11,212,937
Digital Realty Trust, Inc. 42,151 6,088,712
Duke Realty Corp. 55,743 2,668,417
Equinix , Inc. 13,409 10,594,853
Equity Residential 50,357 4,074,888
Essex Property Trust, Inc. 9,829 3,142,724
Extra Space Storage, Inc. 20,279 3,406,669
Federal Realty Investment
Trust 9,605 1,133,294
Healthpeak Properties, Inc. 81,597 2,731,868
Host Hotels & Resorts, Inc.* 110,878 1,810,638
Iron Mountain, Inc. 43,826 1,904,240
Kimco Realty Corp. 94,665 1,964,299
Mid-America Apartment
Communities, Inc. 17,183 3,208,925
Prologis, Inc. 110,738 13,889,867
Public Storage 22,788 6,770,315
Realty Income Corp.(a) 58,215 3,775,825
Regency Centers Corp. 22,533 1,517,147
SBA Communications Corp. 16,465 5,442,835
Simon Property Group, Inc. 49,306 6,408,301
UDR, Inc.(a) 41,717 2,210,167
Ventas, Inc. 56,527 3,120,856
Vornado Realty Trust 26,094 1,096,209
Welltower , Inc.(a) 63,436 5,227,126
Weyerhaeuser Co. 111,071 3,950,796
136,349,789
Food & Staples Retailing 1.4%
Costco Wholesale Corp. 66,174 29,735,287
Kroger Co. (The) 101,660 4,110,114
Sysco Corp. 76,945 6,040,182
Walgreens Boots Alliance, Inc. 108,468 5,103,419
Walmart, Inc. 213,654 29,779,095
74,768,097
Food Products 0.9%
Archer-Daniels-Midland Co. 81,924 4,916,259
Campbell Soup Co. 32,930 1,376,803
Conagra Brands, Inc. 71,844 2,433,356
General Mills, Inc. 89,809 5,372,374
Common Stocks
Shares Value ($)
Food Products
Hershey Co. (The) 22,039 3,730,101
Hormel Foods Corp. 39,946 1,637,786
J M Smucker Co. (The)(a) 16,554 1,986,977
Kellogg Co. 39,108 2,499,783
Kraft Heinz Co. (The) 101,829 3,749,344
Lamb Weston Holdings, Inc. 23,480 1,440,968
McCormick & Co., Inc.
(Non-Voting) 37,455 3,034,979
Mondelez International, Inc.,
Class A 207,472 12,070,721
Tyson Foods, Inc., Class A 44,253 3,493,332
47,742,783
Gas Utilities 0.0%
†
Atmos Energy Corp. 19,366 1,708,081
Health Care Equipment & Supplies 3.7%
Abbott Laboratories 264,644 31,262,396
ABIOMED, Inc.* 6,780 2,207,026
Align Technology, Inc.* 11,020 7,333,039
Baxter International, Inc. 73,637 5,922,624
Becton Dickinson and Co. 42,884 10,541,745
Boston Scientific Corp.* 212,698 9,228,966
Cooper Cos., Inc. (The) 7,381 3,050,641
Danaher Corp. 95,027 28,930,020
DENTSPLY SIRONA, Inc. 31,230 1,812,901
DexCom , Inc.*(a) 14,476 7,916,345
Edwards Lifesciences Corp.* 93,054 10,534,643
Hologic , Inc.* 36,660 2,705,875
IDEXX Laboratories, Inc.* 12,766 7,939,175
Intuitive Surgical, Inc.* 17,888 17,783,355
Medtronic plc 200,100 25,082,535
ResMed , Inc.(a) 21,930 5,779,652
STERIS plc(a) 14,904 3,044,589
Stryker Corp. 50,175 13,232,151
Teleflex, Inc. 7,079 2,665,597
West Pharmaceutical
Services, Inc. 11,051 4,691,592
Zimmer Biomet Holdings, Inc. 31,725 4,643,271
206,308,138
Health Care Providers & Services 2.5%
AmerisourceBergen Corp. 22,381 2,673,410
Anthem, Inc. 36,188 13,490,886
Cardinal Health, Inc. 41,708 2,062,878
Centene Corp.* 87,747 5,467,515
Cigna Corp. 50,536 10,115,286
CVS Health Corp. 199,094 16,895,117
DaVita, Inc.* 9,245 1,074,824
HCA Healthcare, Inc. 36,854 8,945,203
Henry Schein, Inc.* 20,387 1,552,674
Humana, Inc. 19,312 7,515,265
Laboratory Corp. of America
Holdings* 14,506 4,082,569
McKesson Corp. 22,931 4,571,983
Quest Diagnostics, Inc. 18,039 2,621,247
UnitedHealth Group, Inc. 140,854 55,037,292
Universal Health Services,
Inc., Class B 11,101 1,536,045
137,642,194

90 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Health Care Technology 0.0%
†
Cerner Corp. 42,818 3,019,525
Hotels, Restaurants & Leisure 2.1%
Booking Holdings, Inc.* 6,145 14,587,431
Caesars Entertainment, Inc.* 32,649 3,665,830
Carnival Corp.*(a) 118,908 2,973,889
Chipotle Mexican Grill, Inc.* 4,214 7,659,029
Darden Restaurants, Inc. 19,595 2,968,055
Domino's Pizza, Inc. 5,510 2,628,050
Expedia Group, Inc.* 21,968 3,600,555
Hilton Worldwide Holdings,
Inc.* 40,938 5,408,319
Las Vegas Sands Corp.* 50,807 1,859,536
Marriott International, Inc.,
Class A* 41,527 6,149,733
McDonald's Corp. 111,696 26,931,023
MGM Resorts International 60,946 2,629,820
Norwegian Cruise Line
Holdings Ltd.*(a) 56,624 1,512,427
Penn National Gaming,
Inc.*(a) 23,440 1,698,462
Royal Caribbean Cruises
Ltd.*(a) 33,287 2,960,879
Starbucks Corp. 176,381 19,456,588
Wynn Resorts Ltd.*(a) 14,703 1,246,079
Yum! Brands, Inc. 44,593 5,454,170
113,389,875
Household Durables 0.4%
DR Horton, Inc. 49,228 4,133,675
Garmin Ltd. 23,239 3,612,735
Leggett & Platt, Inc. 19,045 853,978
Lennar Corp., Class A 40,966 3,837,695
Mohawk Industries, Inc.* 8,346 1,480,580
Newell Brands, Inc. 60,238 1,333,669
NVR, Inc.* 491 2,353,893
PulteGroup, Inc. 39,590 1,817,973
Whirlpool Corp. 9,781 1,993,955
21,418,153
Household Products 1.3%
Church & Dwight Co., Inc. 37,346 3,083,659
Clorox Co. (The) 18,617 3,083,161
Colgate-Palmolive Co. 126,634 9,570,998
Kimberly-Clark Corp. 50,511 6,689,677
Procter & Gamble Co. (The) 362,907 50,734,399
73,161,894
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 94,915 2,166,909
Industrial Conglomerates 1.1%
3M Co. 86,772 15,221,544
General Electric Co. 164,261 16,923,811
Honeywell International, Inc. 103,201 21,907,508
Roper Technologies, Inc. 15,753 7,027,886
61,080,749
Insurance 1.9%
Aflac, Inc. 92,255 4,809,253
Allstate Corp. (The) 43,528 5,541,550
Common Stocks
Shares Value ($)
Insurance
American International Group,
Inc. 128,456 7,050,950
Aon plc, Class A(a) 33,777 9,652,453
Arthur J Gallagher & Co. 30,799 4,578,271
Assurant, Inc. 8,581 1,353,653
Brown & Brown, Inc. 34,944 1,937,645
Chubb Ltd. 65,593 11,379,074
Cincinnati Financial Corp. 22,795 2,603,645
Everest Re Group Ltd. 5,663 1,420,167
Globe Life, Inc. 13,749 1,224,073
Hartford Financial Services
Group, Inc. (The) 51,259 3,600,945
Lincoln National Corp. 26,787 1,841,606
Loews Corp. 30,386 1,638,717
Marsh & McLennan Cos., Inc. 75,050 11,364,821
MetLife, Inc. 108,605 6,704,187
Principal Financial Group, Inc. 36,095 2,324,518
Progressive Corp. (The) 87,592 7,917,441
Prudential Financial, Inc. 57,348 6,033,010
Travelers Cos., Inc. (The) 37,647 5,722,720
W R Berkley Corp. 22,264 1,629,280
Willis Towers Watson plc 19,737 4,588,063
104,916,042
Interactive Media & Services 6.7%
Alphabet, Inc., Class A* 45,019 120,359,197
Alphabet, Inc., Class C* 42,122 112,268,188
Facebook, Inc., Class A* 356,387 120,954,184
Match Group, Inc.* 41,384 6,496,874
Twitter, Inc.* 119,473 7,214,974
367,293,417
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.* 65,114 213,902,094
eBay, Inc. 96,880 6,749,630
Etsy, Inc.* 18,943 3,939,386
224,591,110
IT Services 4.8%
Accenture plc, Class A 94,654 30,281,708
Akamai Technologies, Inc.* 24,734 2,586,929
Automatic Data Processing,
Inc. 62,849 12,564,772
Broadridge Financial
Solutions, Inc. 17,393 2,898,370
Cognizant Technology
Solutions Corp., Class A 77,337 5,739,179
DXC Technology Co.* 36,630 1,231,134
Fidelity National Information
Services, Inc. 91,458 11,128,609
Fiserv, Inc.* 89,155 9,673,318
FleetCor Technologies, Inc.* 12,561 3,281,812
Gartner, Inc.* 12,340 3,749,879
Global Payments, Inc. 44,191 6,963,618
International Business
Machines Corp. 134,994 18,754,716
Jack Henry & Associates, Inc. 11,120 1,824,347
Mastercard , Inc., Class A 130,241 45,282,191
Paychex, Inc. 47,169 5,304,154
PayPal Holdings, Inc.* 175,847 45,757,148
VeriSign, Inc.* 14,348 2,941,484

NVIT S&P 500 Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
IT Services
Visa, Inc., Class A(a) 252,307 56,201,384
Western Union Co. (The) 58,704 1,186,995
267,351,747
Leisure Products 0.0%
†
Hasbro, Inc.(a) 19,837 1,769,857
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc. 45,423 7,155,485
Bio-Rad Laboratories, Inc.,
Class A* 3,096 2,309,461
Bio- Techne Corp. 5,628 2,727,160
Charles River Laboratories
International, Inc.* 7,525 3,105,342
Illumina, Inc.* 22,232 9,017,522
IQVIA Holdings, Inc.* 28,690 6,872,403
Mettler -Toledo International,
Inc.* 3,534 4,867,590
PerkinElmer, Inc. 16,830 2,916,471
Thermo Fisher Scientific, Inc. 58,833 33,613,058
Waters Corp.* 9,245 3,303,238
75,887,730
Machinery 1.5%
Caterpillar, Inc. 81,999 15,741,348
Cummins, Inc. 21,155 4,750,567
Deere & Co. 42,439 14,220,036
Dover Corp. 21,560 3,352,580
Fortive Corp. 53,580 3,781,141
IDEX Corp. 11,543 2,388,824
Illinois Tool Works, Inc. 43,029 8,891,082
Ingersoll Rand, Inc.* 61,294 3,089,830
Otis Worldwide Corp. 63,805 5,249,875
PACCAR, Inc. 53,168 4,196,018
Parker-Hannifin Corp. 18,922 5,290,970
Pentair plc(a) 24,879 1,806,962
Snap-on, Inc. 7,606 1,589,274
Stanley Black & Decker, Inc. 24,560 4,305,614
Westinghouse Air Brake
Technologies Corp. 29,364 2,531,470
Xylem, Inc. 27,006 3,340,102
84,525,693
Media 1.2%
Charter Communications, Inc.,
Class A*(a) 18,963 13,796,720
Comcast Corp., Class A 683,271 38,215,347
Discovery, Inc., Class A*(a) 29,328 744,345
Discovery, Inc., Class C* 48,806 1,184,521
DISH Network Corp., Class A* 35,076 1,524,403
Fox Corp., Class A 48,198 1,933,222
Fox Corp., Class B 22,089 819,944
Interpublic Group of Cos., Inc.
(The) 59,553 2,183,809
News Corp., Class A 56,666 1,333,351
News Corp., Class B 16,744 388,963
Omnicom Group, Inc. 32,196 2,332,922
ViacomCBS , Inc. 91,716 3,623,699
68,081,246
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 219,377 7,136,334
Newmont Corp. 119,949 6,513,231
Common Stocks
Shares Value ($)
Metals & Mining
Nucor Corp. 43,202 4,254,965
17,904,530
Multiline Retail 0.5%
Dollar General Corp. 35,358 7,500,846
Dollar Tree, Inc.* 34,722 3,323,590
Target Corp. 74,056 16,941,791
27,766,227
Multi-Utilities 0.7%
Ameren Corp. 39,048 3,162,888
CenterPoint Energy, Inc. 90,379 2,223,323
CMS Energy Corp. 43,540 2,600,644
Consolidated Edison, Inc. 52,968 3,844,947
Dominion Energy, Inc. 120,730 8,815,705
DTE Energy Co. 29,055 3,245,734
NiSource, Inc. 62,636 1,517,670
Public Service Enterprise
Group, Inc. 75,608 4,604,527
Sempra Energy 48,426 6,125,889
WEC Energy Group, Inc. 47,218 4,164,628
40,305,955
Oil, Gas & Consumable Fuels 2.5%
APA Corp. 57,211 1,226,032
Cabot Oil & Gas Corp.(a) 64,499 1,403,498
Chevron Corp. 289,317 29,351,210
ConocoPhillips 199,027 13,488,060
Devon Energy Corp.(a) 94,128 3,342,485
Diamondback Energy, Inc. 26,157 2,476,283
EOG Resources, Inc. 87,676 7,037,753
Exxon Mobil Corp. 633,724 37,275,646
Hess Corp. 39,718 3,102,373
Kinder Morgan, Inc. 286,287 4,789,581
Marathon Oil Corp. 119,267 1,630,380
Marathon Petroleum Corp. 95,352 5,893,707
Occidental Petroleum Corp. 132,616 3,922,781
ONEOK, Inc. 66,236 3,841,026
Phillips 66 64,034 4,484,301
Pioneer Natural Resources
Co. 33,587 5,592,571
Valero Energy Corp. 60,119 4,242,598
Williams Cos., Inc. (The) 185,727 4,817,758
137,918,043
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 34,713 10,411,470
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co. 331,678 19,625,387
Catalent , Inc.*(a) 25,684 3,417,770
Eli Lilly & Co. 118,427 27,362,558
Johnson & Johnson 393,171 63,497,117
Merck & Co., Inc. 379,027 28,468,718
Organon & Co. 41,060 1,346,357
Pfizer, Inc. 841,708 36,201,861
Viatris , Inc. 179,364 2,430,382
Zoetis, Inc. 71,069 13,797,336
196,147,486
Professional Services 0.4%
Equifax, Inc. 18,218 4,616,806

92 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Professional Services
IHS Markit Ltd. 59,594 6,949,852
Jacobs Engineering Group,
Inc. 19,774 2,620,648
Leidos Holdings, Inc. 20,679 1,987,872
Nielsen Holdings plc 55,728 1,069,421
Robert Half International, Inc. 16,015 1,606,785
Verisk Analytics, Inc. 24,264 4,859,351
23,710,735
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 51,400 5,004,304
Road & Rail 0.9%
CSX Corp. 334,587 9,950,617
JB Hunt Transport Services,
Inc. 12,891 2,155,633
Kansas City Southern 14,010 3,791,667
Norfolk Southern Corp. 36,768 8,796,744
Old Dominion Freight Line, Inc. 13,737 3,928,507
Union Pacific Corp. 97,494 19,109,799
47,732,967
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc.* 180,279 18,550,709
Analog Devices, Inc.(a) 80,518 13,485,155
Applied Materials, Inc. 136,160 17,527,877
Broadcom, Inc. 61,456 29,801,858
Enphase Energy, Inc.* 19,659 2,948,260
Intel Corp. 607,554 32,370,477
KLA Corp. 22,945 7,675,332
Lam Research Corp. 21,349 12,150,783
Microchip Technology, Inc. 40,945 6,284,648
Micron Technology, Inc. 167,866 11,915,129
Monolithic Power Systems,
Inc. 6,500 3,150,420
NVIDIA Corp. 372,271 77,119,661
NXP Semiconductors NV 39,638 7,763,895
Qorvo , Inc.* 16,853 2,817,653
QUALCOMM, Inc. 168,852 21,778,531
Skyworks Solutions, Inc. 24,713 4,072,208
Teradyne, Inc. 24,795 2,706,870
Texas Instruments, Inc. 138,244 26,571,879
Xilinx, Inc. 37,314 5,634,041
304,325,386
Software 9.2%
Adobe, Inc.* 71,223 41,004,506
ANSYS, Inc.* 13,188 4,489,855
Autodesk, Inc.* 32,934 9,391,789
Cadence Design Systems,
Inc.* 41,654 6,308,082
Ceridian HCM Holding, Inc.*(a) 20,164 2,270,870
Citrix Systems, Inc. 17,655 1,895,617
Fortinet, Inc.* 20,448 5,971,634
Intuit, Inc. 40,905 22,068,657
Microsoft Corp. 1,123,497 316,736,274
NortonLifeLock , Inc. 86,795 2,195,913
Oracle Corp. 246,273 21,457,766
Paycom Software, Inc.* 7,028 3,484,131
PTC, Inc.* 14,918 1,787,027
salesforce.com, Inc.* 145,246 39,393,620
ServiceNow , Inc.* 29,818 18,554,847
Common Stocks
Shares Value ($)
Software
Synopsys, Inc.* 22,892 6,854,094
Tyler Technologies, Inc.* 6,133 2,812,900
506,677,582
Specialty Retail 2.2%
Advance Auto Parts, Inc. 9,932 2,074,695
AutoZone, Inc.* 3,236 5,494,696
Bath & Body Works, Inc. 39,631 2,497,942
Best Buy Co., Inc.(a) 33,369 3,527,437
CarMax, Inc.* 24,561 3,142,826
Gap, Inc. (The) 36,464 827,733
Home Depot, Inc. (The) 158,653 52,079,434
Lowe's Cos., Inc. 105,815 21,465,631
O'Reilly Automotive, Inc.* 10,215 6,241,978
Ross Stores, Inc. 53,648 5,839,585
TJX Cos., Inc. (The) 180,527 11,911,171
Tractor Supply Co. 16,573 3,357,855
Ulta Beauty, Inc.* 8,197 2,958,461
121,419,444
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc. 2,348,115 332,258,273
Hewlett Packard Enterprise
Co. 193,528 2,757,774
HP, Inc. 179,818 4,919,820
NetApp, Inc. 33,974 3,049,506
Seagate Technology Holdings
plc(a) 32,613 2,691,225
Western Digital Corp.* 45,365 2,560,401
348,236,999
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc. 50,717 870,304
NIKE, Inc., Class B 190,850 27,717,146
PVH Corp.* 9,904 1,018,032
Ralph Lauren Corp. 6,962 773,060
Tapestry, Inc. 40,129 1,485,576
Under Armour , Inc., Class A* 26,578 536,344
Under Armour , Inc., Class C* 35,967 630,142
VF Corp. 49,963 3,347,021
36,377,625
Tobacco 0.6%
Altria Group, Inc. 273,530 12,451,086
Philip Morris International, Inc. 233,300 22,114,507
34,565,593
Trading Companies & Distributors 0.2%
Fastenal Co.(a) 88,182 4,551,073
United Rentals, Inc.* 10,834 3,801,976
WW Grainger, Inc. 6,532 2,567,468
10,920,517
Water Utilities 0.1%
American Water Works Co.,
Inc. 27,761 4,692,719
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 87,723 11,207,491
Total Common Stocks
(cost $2,041,347,343) 5,462,002,101

NVIT S&P 500 Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 93
Repurchase Agreements 0.1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$362,675, collateralized
by U.S. Government
Agency Securities,
ranging from 0.44% -
6.00%, maturing 5/1/2024
- 7/20/2071; total market
value $369,928.(b) 362,674 362,674
MetLife, Inc.,
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$2,000,004, collateralized
by U.S. Government
Treasury Securities,
0.00%, maturing
8/15/2027 - 11/15/2050;
total market value
$2,040,820.(b) 2,000,000 2,000,000
NatWest Markets Securities,
Inc.,
0.05%, dated 9/28/2021,
due 10/5/2021,
repurchase price
$1,000,010, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.25%
- 2.88%, maturing
10/15/2021 - 5/15/2031;
total market value
$1,020,003.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $3,362,674) 3,362,674
Total Investments
(cost $2,044,710,017) — 99.1% 5,465,364,775
Other assets in excess of liabilities — 0.9% 48,808,354
NET ASSETS — 100.0%
$ 5,514,173,129
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $141,677,838, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $3,362,674 and by
$143,734,372 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.25%, and maturity dates ranging from 10/7/2021 –
2/15/2051, a total value of $147,097,046.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$3,362,674.
REIT Real Estate Investment Trust
Futures contracts outstanding as of September 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 248 12/2021 USD 53,292,100 (1,887,451)
(1,887,451)
As of September 30, 2021, the Fund had $2,800,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

94 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT S&P 500 Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT S&P 500 Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 95
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 5,462,002,101 $ – $ – $ 5,462,002,101
Repurchase Agreements – 3,362,674 – 3,362,674
Total Assets $ 5,462,002,101 $ 3,362,674 $ – $ 5,465,364,775
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (1,887,451) $ – $ – $ (1,887,451)
Total Liabilities $ (1,887,451) $ – $ – $ (1,887,451)
Total $ 5,460,114,650 $ 3,362,674 $ – $ 5,463,477,324
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (1,887,451)
Total $ (1,887,451)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

96 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks 98.6%
Shares Value ($)
Aerospace & Defense 0.7%
AAR Corp.* 4,441 144,022
Aerojet Rocketdyne Holdings,
Inc. 9,776 425,745
AeroVironment, Inc.*(a) 2,935 253,349
AerSale Corp.*(a) 1,206 20,502
Astronics Corp.* 3,202 45,020
Byrna Technologies, Inc.*(a) 2,408 52,639
Ducommun, Inc.* 1,451 73,058
Kaman Corp.(a) 3,686 131,480
Kratos Defense & Security
Solutions, Inc.*(a) 16,018 357,361
Maxar Technologies, Inc. 9,365 265,217
Moog, Inc., Class A 3,779 288,073
National Presto Industries, Inc. 682 55,978
PAE, Inc.* 9,262 55,387
Park Aerospace Corp.(a) 2,606 35,650
Parsons Corp.*(a) 3,511 118,531
Triumph Group, Inc.* 8,318 154,964
Vectrus, Inc.* 1,538 77,331
2,554,307
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc.*(a) 7,706 198,892
Atlas Air Worldwide Holdings,
Inc.* 3,759 307,035
Echo Global Logistics, Inc.* 3,440 164,123
Forward Air Corp. 3,550 294,721
Hub Group, Inc., Class A* 4,323 297,206
Radiant Logistics, Inc.* 5,236 33,458
1,295,435
Airlines 0.4%
Allegiant Travel Co.* 2,003 391,546
Frontier Group Holdings,
Inc.*(a) 4,644 73,329
Hawaiian Holdings, Inc.*(a) 6,745 146,097
Mesa Air Group, Inc.* 4,576 35,052
SkyWest, Inc.* 6,503 320,858
Spirit Airlines, Inc.* 12,839 333,044
Sun Country Airlines Holdings,
Inc.* 2,313 77,578
1,377,504
Auto Components 1.3%
Adient plc* 12,369 512,695
American Axle &
Manufacturing Holdings,
Inc.* 15,046 132,555
Cooper-Standard Holdings,
Inc.* 2,244 49,166
Dana, Inc. 18,982 422,160
Dorman Products, Inc.*(a) 3,492 330,588
Fox Factory Holding Corp.* 5,516 797,282
Gentherm, Inc.* 4,343 351,479
Goodyear Tire & Rubber Co.
(The)* 36,090 638,793
LCI Industries 3,236 435,663
Modine Manufacturing Co.* 6,673 75,605
Motorcar Parts of America,
Inc.*(a) 2,504 48,828
Common Stocks
Shares Value ($)
Auto Components
Patrick Industries, Inc. 2,966 247,068
Standard Motor Products, Inc. 2,789 121,907
Stoneridge, Inc.* 3,480 70,957
Tenneco, Inc., Class A* 8,883 126,760
Visteon Corp.* 3,625 342,164
XL Fleet Corp.* 4,562 28,102
XPEL, Inc. Reg. S* 2,344 177,816
4,909,588
Automobiles 0.2%
Arcimoto, Inc.*(a) 3,652 41,742
Canoo, Inc.*(a) 13,890 106,814
Fisker, Inc.*(a) 21,174 310,199
Lordstown Motors Corp.*(a) 12,551 100,157
Winnebago Industries, Inc.(a) 4,224 306,029
Workhorse Group, Inc.*(a) 15,760 120,564
985,505
Banks 8.0%
1st Source Corp. 2,209 104,353
Allegiance Bancshares, Inc. 2,487 94,879
Altabancorp 2,405 106,205
Amalgamated Financial Corp. 1,817 28,745
Amerant Bancorp, Inc.* 2,800 69,272
American National
Bankshares, Inc. 1,415 46,752
Ameris Bancorp 8,683 450,474
Arrow Financial Corp. 1,842 63,291
Associated Banc-Corp. 19,770 423,473
Atlantic Capital Bancshares,
Inc.* 2,625 69,536
Atlantic Union Bankshares
Corp. 10,017 369,126
Banc of California, Inc. 6,023 111,365
BancFirst Corp. 2,291 137,735
Bancorp, Inc. (The)* 6,980 177,641
BancorpSouth Bank(a) 13,308 396,312
Bank First Corp.(a) 891 63,145
Bank of Marin Bancorp 2,133 80,521
Bank of NT Butterfield & Son
Ltd. (The) 6,551 232,626
BankUnited, Inc. 12,164 508,698
Banner Corp. 4,528 249,991
Bar Harbor Bankshares 1,970 55,259
Berkshire Hills Bancorp, Inc. 6,286 169,596
Blue Ridge Bankshares, Inc.
(a) 2,314 40,703
Brookline Bancorp, Inc. 10,026 152,997
Bryn Mawr Bank Corp. 2,639 121,262
Business First Bancshares,
Inc. 2,498 58,428
Byline Bancorp, Inc. 3,255 79,943
Cadence Bancorp 16,067 352,831
Cambridge Bancorp 910 80,080
Camden National Corp. 1,966 94,171
Capital Bancorp, Inc.(a) 1,012 24,349
Capital City Bank Group, Inc. 1,796 44,433
Capstar Financial Holdings,
Inc. 2,731 58,006
Carter Bankshares, Inc.* 3,455 49,130
Cathay General Bancorp 9,798 405,539

NVIT Small Cap Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 97
Common Stocks
Shares Value ($)
Banks
CBTX, Inc. 2,455 64,763
Central Pacific Financial Corp. 3,687 94,682
Century Bancorp, Inc., Class A 364 41,947
CIT Group, Inc. 12,964 673,480
Citizens & Northern Corp. 2,071 52,313
City Holding Co.(a) 1,983 154,496
Civista Bancshares, Inc. 1,938 45,020
CNB Financial Corp. 2,145 52,209
Coastal Financial Corp.*(a) 1,262 40,207
Columbia Banking System,
Inc. 9,397 356,992
Community Bank System, Inc. 6,992 478,393
Community Trust Bancorp, Inc. 2,075 87,358
ConnectOne Bancorp, Inc. 4,871 146,179
CrossFirst Bankshares, Inc.* 6,089 79,157
Customers Bancorp, Inc.* 3,987 171,521
CVB Financial Corp. 16,877 343,785
Dime Community Bancshares,
Inc. 4,519 147,591
Eagle Bancorp, Inc. 4,131 237,533
Eastern Bankshares, Inc. 22,430 455,329
Enterprise Bancorp, Inc. 1,237 44,470
Enterprise Financial Services
Corp. 4,624 209,375
Equity Bancshares, Inc., Class
A 1,803 60,184
Farmers National Banc Corp. 3,470 54,514
FB Financial Corp. 4,350 186,528
Fidelity D&D Bancorp, Inc.(a) 535 26,980
Financial Institutions, Inc. 2,089 64,028
First Bancorp, Inc. (The) 1,381 40,242
First Bancorp/NC(a) 3,758 161,632
First Bancorp/PR 26,639 350,303
First Bancshares, Inc. (The)(a) 2,702 104,784
First Bank 2,079 29,293
First Busey Corp. 6,636 163,445
First Commonwealth Financial
Corp. 12,733 173,551
First Community Bankshares,
Inc. 2,208 70,038
First Financial Bancorp 12,358 289,301
First Financial Bankshares,
Inc. 16,959 779,266
First Financial Corp. 1,518 63,832
First Foundation, Inc. 5,300 139,390
First Internet Bancorp 1,241 38,694
First Interstate BancSystem,
Inc., Class A(a) 5,347 215,270
First Merchants Corp. 7,067 295,683
First Mid Bancshares, Inc.(a) 2,218 91,071
First Midwest Bancorp, Inc. 14,874 282,755
First of Long Island Corp.
(The) 3,054 62,912
Five Star Bancorp(a) 698 16,710
Flushing Financial Corp. 3,934 88,908
Fulton Financial Corp.(a) 20,758 317,182
German American Bancorp,
Inc. 3,296 127,324
Glacier Bancorp, Inc. 12,515 692,705
Great Southern Bancorp, Inc. 1,413 77,447
Common Stocks
Shares Value ($)
Banks
Great Western Bancorp, Inc. 7,392 242,014
Guaranty Bancshares, Inc. 1,065 38,180
Hancock Whitney Corp. 11,298 532,362
Hanmi Financial Corp. 4,070 81,644
HarborOne Bancorp, Inc.(a) 6,474 90,895
HBT Financial, Inc. 1,278 19,873
Heartland Financial USA, Inc. 5,263 253,045
Heritage Commerce Corp.(a) 7,797 90,679
Heritage Financial Corp.(a) 4,733 120,692
Hilltop Holdings, Inc.(a) 8,307 271,390
Home BancShares, Inc. 19,915 468,600
HomeTrust Bancshares, Inc. 2,027 56,715
Hope Bancorp, Inc. 15,867 229,119
Horizon Bancorp, Inc. 5,714 103,823
Howard Bancorp, Inc.* 1,758 35,652
Independent Bank Corp./MA 4,303 327,673
Independent Bank Corp./MI 2,787 59,865
Independent Bank Group, Inc. 4,915 349,162
International Bancshares Corp. 7,021 292,354
Investors Bancorp, Inc. 29,873 451,381
Lakeland Bancorp, Inc. 6,523 115,001
Lakeland Financial Corp.(a) 3,255 231,886
Live Oak Bancshares, Inc. 4,116 261,901
Macatawa Bank Corp. 3,505 28,145
Mercantile Bank Corp. 2,031 65,053
Metrocity Bankshares, Inc. 2,533 53,117
Metropolitan Bank Holding
Corp.* 1,025 86,408
Mid Penn Bancorp, Inc.(a) 1,311 36,118
Midland States Bancorp, Inc. 2,897 71,643
MidWestOne Financial Group,
Inc. 1,932 58,269
MVB Financial Corp. 1,312 56,193
National Bank Holdings Corp.,
Class A 3,941 159,532
NBT Bancorp, Inc. 5,629 203,319
Nicolet Bankshares, Inc.* 1,402 104,000
Northrim Bancorp, Inc. 809 34,391
OceanFirst Financial Corp. 7,722 165,328
OFG Bancorp 6,780 170,992
Old National Bancorp 21,579 365,764
Old Second Bancorp, Inc. 3,702 48,348
Origin Bancorp, Inc. 2,952 125,017
Orrstown Financial Services,
Inc. 1,454 34,024
Pacific Premier Bancorp, Inc. 12,242 507,308
Park National Corp.(a) 1,880 229,266
Peapack-Gladstone Financial
Corp. 2,368 78,996
Peoples Bancorp, Inc.(a) 3,383 106,934
Peoples Financial Services
Corp.(a) 936 42,654
Preferred Bank 1,839 122,625
Primis Financial Corp. 3,218 46,532
QCR Holdings, Inc. 2,053 105,606
RBB Bancorp 1,898 47,849
Red River Bancshares, Inc.(a) 605 30,159
Reliant Bancorp, Inc.(a) 2,032 64,191
Renasant Corp.(a) 7,215 260,101

98 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Republic Bancorp, Inc., Class
A 1,281 64,883
Republic First Bancorp,
Inc.*(a) 5,965 18,372
S&T Bancorp, Inc.(a) 5,171 152,389
Sandy Spring Bancorp, Inc. 6,056 277,486
Seacoast Banking Corp. of
Florida 7,128 240,998
ServisFirst Bancshares, Inc. 6,519 507,178
Sierra Bancorp 1,873 45,476
Silvergate Capital Corp., Class
A* 3,055 352,853
Simmons First National Corp.,
Class A 14,024 414,549
SmartFinancial, Inc. 1,847 47,745
South Plains Financial, Inc. 1,417 34,546
South State Corp. 9,121 681,065
Southern First Bancshares,
Inc.*(a) 993 53,126
Southside Bancshares, Inc. 4,157 159,172
Spirit of Texas Bancshares,
Inc. 1,709 41,358
Stock Yards Bancorp, Inc. 3,145 184,454
Summit Financial Group, Inc. 1,517 37,182
Texas Capital Bancshares,
Inc.* 6,622 397,452
Tompkins Financial Corp. 1,844 149,198
Towne Bank 8,770 272,835
TriCo Bancshares 3,599 156,197
TriState Capital Holdings, Inc.* 3,860 81,639
Triumph Bancorp, Inc.* 3,073 307,700
Trustmark Corp. 8,118 261,562
UMB Financial Corp. 5,718 552,988
United Bankshares, Inc. 16,317 593,612
United Community Banks, Inc. 11,363 372,934
Univest Financial Corp. 3,858 105,671
Valley National Bancorp 52,305 696,180
Veritex Holdings, Inc.(a) 6,345 249,739
Washington Trust Bancorp,
Inc. 2,283 120,953
WesBanco, Inc. 8,287 282,421
West Bancorp, Inc.(a) 2,144 64,384
Westamerica Bancorp 3,401 191,340
31,013,064
Beverages 0.4%
Celsius Holdings, Inc.* 7,041 634,324
Coca-Cola Consolidated, Inc. 614 242,026
Duckhorn Portfolio, Inc.
(The)*(a) 2,692 61,620
MGP Ingredients, Inc.(a) 1,891 123,104
National Beverage Corp.(a) 3,133 164,451
NewAge, Inc.*(a) 17,759 24,685
Primo Water Corp. 20,536 322,826
1,573,036
Biotechnology 9.6%
4D Molecular Therapeutics,
Inc.*(a) 2,736 73,790
89bio, Inc.*(a) 1,300 25,467
Common Stocks
Shares Value ($)
Biotechnology
ACADIA Pharmaceuticals,
Inc.*(a) 15,626 259,548
Acumen Pharmaceuticals,
Inc.*(a) 1,252 18,605
Adagio Therapeutics, Inc.*(a) 2,758 116,498
Adicet Bio, Inc.*(a) 2,730 21,403
Adverum Biotechnologies,
Inc.*(a) 11,587 25,144
Aeglea BioTherapeutics, Inc.* 5,390 42,851
Aerovate Therapeutics,
Inc.*(a) 1,316 27,610
Affimed NV* 15,484 95,691
Agenus, Inc.* 26,294 138,043
Agios Pharmaceuticals,
Inc.*(a) 7,700 355,355
Akebia Therapeutics, Inc.* 21,314 61,384
Akero Therapeutics, Inc.*(a) 3,429 76,638
Akouos, Inc.*(a) 3,202 37,175
Albireo Pharma, Inc.* 2,251 70,231
Aldeyra Therapeutics, Inc.* 6,473 56,833
Alector, Inc.* 7,684 175,349
Aligos Therapeutics, Inc.*(a) 2,503 38,822
Alkermes plc* 20,943 645,882
Allakos, Inc.* 4,563 483,085
Allogene Therapeutics, Inc.* 8,877 228,139
Allovir, Inc.*(a) 3,934 98,586
Alpine Immune Sciences,
Inc.*(a) 1,516 16,176
Altimmune, Inc.* 4,335 49,029
ALX Oncology Holdings,
Inc.*(a) 2,315 170,986
Amicus Therapeutics, Inc.* 34,332 327,871
AnaptysBio, Inc.*(a) 2,572 69,753
Anavex Life Sciences
Corp.*(a) 8,277 148,572
Anika Therapeutics, Inc.* 1,925 81,928
Annexon, Inc.* 4,159 77,399
Apellis Pharmaceuticals, Inc.* 8,479 279,468
Applied Molecular Transport,
Inc.*(a) 3,280 84,854
Applied Therapeutics, Inc.* 2,362 39,209
AquaBounty Technologies,
Inc.*(a) 7,000 28,490
Arbutus Biopharma Corp.*(a) 10,417 44,689
Arcturus Therapeutics
Holdings, Inc.* 2,816 134,548
Arcus Biosciences, Inc.*(a) 5,915 206,256
Arcutis Biotherapeutics, Inc.* 3,689 88,130
Ardelyx, Inc.* 11,538 15,230
Arena Pharmaceuticals, Inc.* 7,984 475,447
Arrowhead Pharmaceuticals,
Inc.* 13,234 826,199
Atara Biotherapeutics, Inc.* 11,023 197,312
Athenex, Inc.*(a) 11,534 34,717
Athersys, Inc.*(a) 26,813 35,661
Atossa Therapeutics, Inc.*(a) 15,604 50,869
Atreca, Inc., Class A*(a) 3,465 21,587
Avid Bioservices, Inc.*(a) 8,055 173,746
Avidity Biosciences, Inc.* 4,916 121,081
Avita Medical, Inc.*(a) 3,184 56,420

NVIT Small Cap Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 99
Common Stocks
Shares Value ($)
Biotechnology
Avrobio, Inc.*(a) 4,838 26,996
Beam Therapeutics, Inc.*(a) 6,508 566,261
Beyondspring, Inc.*(a) 2,988 47,091
BioAtla, Inc.*(a) 1,626 47,869
BioCryst Pharmaceuticals,
Inc.*(a) 23,212 333,556
Biohaven Pharmaceutical
Holding Co. Ltd.* 7,206 1,000,985
Biomea Fusion, Inc.*(a) 1,127 13,490
Bioxcel Therapeutics, Inc.*(a) 2,039 61,884
Black Diamond Therapeutics,
Inc.*(a) 3,038 25,701
Bluebird Bio, Inc.* 9,009 172,162
Blueprint Medicines Corp.*(a) 7,639 785,366
Bolt Biotherapeutics, Inc.*(a) 2,988 37,798
Bridgebio Pharma, Inc.*(a) 14,050 658,523
Brooklyn ImmunoTherapeutics,
Inc.*(a) 3,176 29,537
C4 Therapeutics, Inc.*(a) 5,044 225,366
Cardiff Oncology, Inc.*(a) 4,823 32,121
CareDx, Inc.* 6,605 418,559
Caribou Biosciences, Inc.* 2,503 59,747
Catalyst Pharmaceuticals,
Inc.*(a) 12,951 68,640
Celcuity, Inc.*(a) 1,370 24,660
Celldex Therapeutics, Inc.* 6,003 324,102
CEL-SCI Corp.*(a) 4,734 52,027
Century Therapeutics, Inc.*(a) 1,542 38,797
Cerevel Therapeutics
Holdings, Inc.*(a) 4,703 138,738
ChemoCentryx, Inc.* 7,202 123,154
Chimerix, Inc.* 9,737 60,272
Chinook Therapeutics, Inc.* 4,195 53,528
Clene, Inc.*(a) 2,561 17,492
Clovis Oncology, Inc.*(a) 13,286 59,256
Codiak Biosciences, Inc.*(a) 2,094 34,195
Cogent Biosciences, Inc.*(a) 4,956 41,680
Coherus Biosciences, Inc.*(a) 8,555 137,479
Cortexyme, Inc.*(a) 2,605 238,774
Crinetics Pharmaceuticals,
Inc.*(a) 4,865 102,408
Cue Biopharma, Inc.* 3,972 57,872
Cullinan Oncology, Inc.*(a) 3,379 76,264
Curis, Inc.* 11,552 90,452
Cytokinetics, Inc.* 10,351 369,945
CytomX Therapeutics, Inc.*(a) 8,651 44,034
Day One Biopharmaceuticals,
Inc.*(a) 1,439 34,147
Deciphera Pharmaceuticals,
Inc.* 5,249 178,361
Denali Therapeutics, Inc.* 11,878 599,245
DermTech, Inc.*(a) 3,163 101,564
Design Therapeutics, Inc.* 1,798 26,413
Dicerna Pharmaceuticals, Inc.* 9,184 185,149
Dynavax Technologies
Corp.*(a) 14,075 270,381
Dyne Therapeutics, Inc.*(a) 4,006 65,057
Eagle Pharmaceuticals,
Inc.*(a) 1,550 86,459
Editas Medicine, Inc.*(a) 8,929 366,803
Common Stocks
Shares Value ($)
Biotechnology
Eiger BioPharmaceuticals,
Inc.* 4,270 28,524
Eliem Therapeutics, Inc.*(a) 921 16,560
Emergent BioSolutions,
Inc.*(a) 6,396 320,248
Enanta Pharmaceuticals, Inc.* 2,570 146,002
Epizyme, Inc.* 11,976 61,317
Erasca, Inc.*(a) 2,699 57,273
Evelo Biosciences, Inc.*(a) 4,051 28,519
Fate Therapeutics, Inc.* 10,596 628,025
FibroGen, Inc.*(a) 11,486 117,387
Finch Therapeutics Group,
Inc.*(a) 1,253 16,289
Flexion Therapeutics, Inc.* 6,423 39,180
Foghorn Therapeutics, Inc.*(a) 2,609 36,343
Forma Therapeutics Holdings,
Inc.*(a) 4,289 99,462
Forte Biosciences, Inc.*(a) 2,004 5,932
Fortress Biotech, Inc.*(a) 9,554 30,764
Frequency Therapeutics,
Inc.*(a) 4,267 30,125
G1 Therapeutics, Inc.*(a) 5,229 70,173
Gemini Therapeutics, Inc.*(a) 2,860 11,554
Generation Bio Co.*(a) 5,844 146,509
Geron Corp.*(a) 40,220 55,101
Global Blood Therapeutics,
Inc.* 7,814 199,101
Gossamer Bio, Inc.*(a) 8,294 104,256
Graphite Bio, Inc.*(a) 2,121 34,763
Greenwich Lifesciences,
Inc.*(a) 538 21,020
Gritstone bio, Inc.*(a) 5,386 58,169
GT Biopharma, Inc.*(a) 2,317 15,617
Halozyme Therapeutics,
Inc.*(a) 18,399 748,471
Harpoon Therapeutics, Inc.* 2,442 19,292
Heron Therapeutics, Inc.*(a) 12,323 131,733
Homology Medicines, Inc.* 5,595 44,033
Hookipa Pharma, Inc.* 2,506 14,760
Humanigen, Inc.*(a) 5,982 35,473
iBio, Inc.*(a) 28,825 30,555
Icosavax, Inc.*(a) 1,747 51,694
Ideaya Biosciences, Inc.* 3,744 95,435
IGM Biosciences, Inc.* 1,076 70,758
Imago Biosciences, Inc.*(a) 1,273 25,498
Immuneering Corp., Class A* 1,080 28,674
Immunic, Inc.*(a) 2,718 24,054
ImmunityBio, Inc.*(a) 8,921 86,891
ImmunoGen, Inc.* 26,062 147,772
Immunovant, Inc.*(a) 5,004 43,485
Impel Neuropharma, Inc.*(a) 682 8,307
Infinity Pharmaceuticals,
Inc.*(a) 11,675 39,928
Inhibrx, Inc.*(a) 3,723 124,013
Inovio Pharmaceuticals,
Inc.*(a) 26,994 193,277
Inozyme Pharma, Inc.* 1,919 22,241
Insmed, Inc.*(a) 15,012 413,430
Instil Bio, Inc.*(a) 2,325 41,559
Intellia Therapeutics, Inc.* 8,993 1,206,411

100 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Intercept Pharmaceuticals,
Inc.*(a) 3,739 55,524
Invitae Corp.*(a) 26,162 743,786
Ironwood Pharmaceuticals,
Inc.* 18,966 247,696
iTeos Therapeutics, Inc.* 2,694 72,738
IVERIC bio, Inc.* 13,626 221,286
Janux Therapeutics, Inc.* 1,727 37,355
Jounce Therapeutics, Inc.* 4,397 32,670
Kadmon Holdings, Inc.*(a) 22,629 197,099
KalVista Pharmaceuticals,
Inc.*(a) 2,651 46,260
Karuna Therapeutics, Inc.*(a) 2,899 354,635
Karyopharm Therapeutics,
Inc.*(a) 9,603 55,889
Keros Therapeutics, Inc.*(a) 2,082 82,364
Kezar Life Sciences, Inc.* 4,565 39,442
Kiniksa Pharmaceuticals Ltd.,
Class A*(a) 3,890 44,307
Kinnate Biopharma, Inc.*(a) 3,360 77,347
Kodiak Sciences, Inc.*(a) 4,373 419,721
Kronos Bio, Inc.*(a) 5,178 108,531
Krystal Biotech, Inc.* 2,392 124,886
Kura Oncology, Inc.*(a) 8,476 158,755
Kymera Therapeutics, Inc.*(a) 4,485 263,449
Lexicon Pharmaceuticals, Inc.* 9,055 43,555
Ligand Pharmaceuticals, Inc.* 1,969 274,321
Lineage Cell Therapeutics,
Inc.*(a) 16,174 40,758
Lyell Immunopharma, Inc.*(a) 3,085 45,658
MacroGenics, Inc.* 7,868 164,756
Madrigal Pharmaceuticals,
Inc.*(a) 1,514 120,802
Magenta Therapeutics, Inc.* 3,990 29,047
MannKind Corp.*(a) 32,934 143,263
MaxCyte, Inc.* 2,046 24,982
MEI Pharma, Inc.*(a) 14,460 39,910
MeiraGTx Holdings plc*(a) 3,973 52,364
Mersana Therapeutics, Inc.*(a) 9,186 86,624
MiMedx Group, Inc.*(a) 14,817 89,791
Mirum Pharmaceuticals, Inc.* 471 9,382
Molecular Templates, Inc.* 4,932 33,094
Monte Rosa Therapeutics,
Inc.*(a) 1,511 33,665
Morphic Holding, Inc.* 2,707 153,324
Mustang Bio, Inc.* 9,283 24,971
Myriad Genetics, Inc.* 10,211 329,713
Neoleukin Therapeutics,
Inc.*(a) 4,696 33,952
NexImmune, Inc.*(a) 1,161 17,578
Nkarta, Inc.*(a) 1,882 52,338
Nurix Therapeutics, Inc.* 4,177 125,143
Nuvalent, Inc., Class A*(a) 1,398 31,525
Ocugen, Inc.*(a) 24,108 173,095
Olema Pharmaceuticals, Inc.* 3,289 90,645
Omega Therapeutics, Inc.*(a) 965 18,190
Oncocyte Corp.*(a) 7,856 27,967
Oncorus, Inc.*(a) 2,724 25,442
Oncternal Therapeutics, Inc.* 5,903 24,616
OPKO Health, Inc.*(a) 52,436 191,391
Common Stocks
Shares Value ($)
Biotechnology
Organogenesis Holdings, Inc.* 5,088 72,453
ORIC Pharmaceuticals,
Inc.*(a) 3,936 82,302
Outlook Therapeutics, Inc.*(a) 11,681 25,348
Oyster Point Pharma, Inc.*(a) 1,451 17,194
Passage Bio, Inc.* 4,947 49,272
PMV Pharmaceuticals, Inc.*(a) 3,499 104,270
Portage Biotech, Inc.*(a) 614 12,476
Poseida Therapeutics, Inc.*(a) 3,836 27,964
Praxis Precision Medicines,
Inc.* 4,229 78,194
Precigen, Inc.*(a) 12,651 63,128
Precision BioSciences, Inc.* 6,339 73,152
Prelude Therapeutics, Inc.*(a) 1,444 45,125
Prometheus Biosciences,
Inc.*(a) 1,508 35,755
Protagonist Therapeutics, Inc.* 5,515 97,726
Prothena Corp. plc* 4,548 323,954
PTC Therapeutics, Inc.* 9,068 337,420
Puma Biotechnology, Inc.* 4,262 29,877
Radius Health, Inc.*(a) 6,244 77,488
RAPT Therapeutics, Inc.*(a) 2,397 74,427
Recursion Pharmaceuticals,
Inc., Class A*(a) 3,673 84,516
REGENXBIO, Inc.* 5,153 216,014
Relay Therapeutics, Inc.* 7,809 246,218
Reneo Pharmaceuticals,
Inc.*(a) 1,047 7,800
Replimune Group, Inc.* 3,571 105,844
REVOLUTION Medicines,
Inc.*(a) 7,754 213,313
Rhythm Pharmaceuticals,
Inc.*(a) 5,876 76,741
Rigel Pharmaceuticals, Inc.* 22,789 82,724
Rocket Pharmaceuticals,
Inc.*(a) 5,298 158,357
Rubius Therapeutics, Inc.* 6,014 107,530
Sana Biotechnology, Inc.*(a) 11,272 253,845
Sangamo Therapeutics,
Inc.*(a) 15,679 141,268
Scholar Rock Holding Corp.* 3,690 121,844
Selecta Biosciences, Inc.* 11,914 49,562
Sensei Biotherapeutics,
Inc.*(a) 1,380 14,518
Seres Therapeutics, Inc.* 9,284 64,617
Sesen Bio, Inc.* 25,826 20,485
Shattuck Labs, Inc.*(a) 3,548 72,308
Sigilon Therapeutics, Inc.* 1,317 7,441
Silverback Therapeutics,
Inc.*(a) 1,697 16,936
Solid Biosciences, Inc.* 7,784 18,604
Sorrento Therapeutics, Inc.*(a) 36,365 277,465
Spectrum Pharmaceuticals,
Inc.*(a) 20,635 44,984
Spero Therapeutics, Inc.*(a) 3,228 59,427
SpringWorks Therapeutics,
Inc.*(a) 3,812 241,833
Spruce Biosciences, Inc.*(a) 1,457 8,757
SQZ Biotechnologies Co.*(a) 3,037 43,794

NVIT Small Cap Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 101
Common Stocks
Shares Value ($)
Biotechnology
Stoke Therapeutics, Inc.* 2,546 64,770
Summit Therapeutics, Inc.*(a) 3,798 19,028
Surface Oncology, Inc.* 4,438 33,596
Sutro Biopharma, Inc.* 5,783 109,241
Syndax Pharmaceuticals,
Inc.*(a) 5,998 114,622
Syros Pharmaceuticals, Inc.* 7,679 34,325
Talaris Therapeutics, Inc.*(a) 1,199 16,258
Taysha Gene Therapies,
Inc.*(a) 2,969 55,283
TCR2 Therapeutics, Inc.* 4,068 34,619
Tenaya Therapeutics, Inc.*(a) 1,818 37,542
TG Therapeutics, Inc.*(a) 16,735 556,941
Tonix Pharmaceuticals Holding
Corp.*(a) 43,574 26,192
Travere Therapeutics, Inc.* 7,611 184,567
Trevena, Inc.*(a) 21,813 26,830
Trillium Therapeutics, Inc.* 13,047 229,105
Turning Point Therapeutics,
Inc.* 6,003 398,779
Twist Bioscience Corp.*(a) 6,164 659,363
UroGen Pharma Ltd.*(a) 2,602 43,766
Vanda Pharmaceuticals, Inc.* 7,309 125,276
Vaxart, Inc.*(a) 15,934 126,675
Vaxcyte, Inc.*(a) 5,302 134,512
VBI Vaccines, Inc.*(a) 24,837 77,243
Vera Therapeutics, Inc.* 922 15,997
Veracyte, Inc.* 8,808 409,132
Verastem, Inc.* 22,992 70,815
Vericel Corp.*(a) 6,070 296,216
Verve Therapeutics, Inc.*(a) 2,063 96,961
Viking Therapeutics, Inc.*(a) 9,124 57,299
Vincerx Pharma, Inc.*(a) 721 11,659
Vir Biotechnology, Inc.* 7,848 341,545
Viracta Therapeutics, Inc.*(a) 4,836 38,785
VistaGen Therapeutics,
Inc.*(a) 25,518 69,919
Vor BioPharma, Inc.*(a) 2,001 31,376
Werewolf Therapeutics,
Inc.*(a) 988 16,954
XBiotech, Inc.(a) 2,005 25,965
Xencor, Inc.* 7,381 241,063
XOMA Corp.*(a) 786 19,454
Y-mAbs Therapeutics, Inc.*(a) 4,661 133,025
Zentalis Pharmaceuticals, Inc.* 4,435 295,548
ZIOPHARM Oncology, Inc.*(a) 27,959 50,885
37,315,076
Building Products 1.0%
AAON, Inc.(a) 5,476 357,802
American Woodmark Corp.* 2,192 143,291
Apogee Enterprises, Inc. 3,304 124,759
Caesarstone Ltd. 3,017 37,471
Cornerstone Building Brands,
Inc.* 7,304 106,711
CSW Industrials, Inc. 1,825 233,053
Gibraltar Industries, Inc.* 4,284 298,381
Griffon Corp. 6,068 149,273
Insteel Industries, Inc. 2,487 94,630
JELD-WEN Holding, Inc.* 10,968 274,529
Common Stocks
Shares Value ($)
Building Products
Masonite International Corp.* 3,151 334,416
PGT Innovations, Inc.* 7,526 143,747
Quanex Building Products
Corp.(a) 4,469 95,681
Resideo Technologies, Inc.* 18,879 468,010
Simpson Manufacturing Co.,
Inc.(a) 5,689 608,552
UFP Industries, Inc. 7,862 534,459
View, Inc.*(a) 11,303 61,262
4,066,027
Capital Markets 1.6%
Artisan Partners Asset
Management, Inc., Class A 7,643 373,896
Assetmark Financial Holdings,
Inc.* 2,392 59,489
Associated Capital Group,
Inc., Class A(a) 224 8,380
B. Riley Financial, Inc. 2,660 157,046
BGC Partners, Inc., Class A(a) 43,303 225,609
Blucora, Inc.* 6,485 101,101
Brightsphere Investment
Group, Inc.(a) 7,572 197,856
Cohen & Steers, Inc. 3,247 272,001
Cowen, Inc., Class A(a) 3,465 118,884
Diamond Hill Investment
Group, Inc. 405 71,142
Donnelley Financial Solutions,
Inc.* 3,930 136,057
Federated Hermes, Inc., Class
B 12,362 401,765
Focus Financial Partners, Inc.,
Class A* 7,779 407,386
GAMCO Investors, Inc., Class
A 704 18,572
GCM Grosvenor, Inc., Class A 4,364 50,273
Greenhill & Co., Inc. 1,958 28,626
Hamilton Lane, Inc., Class A 4,442 376,770
Houlihan Lokey, Inc. 6,670 614,307
Moelis & Co., Class A 7,987 494,156
Open Lending Corp., Class
A*(a) 13,614 491,057
Oppenheimer Holdings, Inc.,
Class A 1,232 55,797
Piper Sandler Cos. 2,284 316,243
PJT Partners, Inc., Class A 3,138 248,247
Pzena Investment
Management, Inc., Class A 2,253 22,170
Sculptor Capital Management,
Inc.(a) 2,876 80,212
StepStone Group, Inc., Class
A(a) 4,980 212,347
StoneX Group, Inc.* 2,192 144,453
Value Line, Inc. 128 4,385
Virtus Investment Partners,
Inc. 953 295,735
WisdomTree Investments, Inc.
(a) 17,584 99,701
6,083,663

102 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Chemicals 1.9%
AdvanSix, Inc.* 3,643 144,809
American Vanguard Corp. 3,912 58,876
Amyris, Inc.*(a) 22,305 306,248
Avient Corp. 11,887 550,962
Balchem Corp.(a) 4,210 610,745
Cabot Corp. 7,327 367,229
Chase Corp.(a) 992 101,333
Danimer Scientific, Inc.*(a) 8,694 142,060
Ecovyst, Inc. 6,850 79,871
Ferro Corp.*(a) 10,728 218,208
FutureFuel Corp. 3,447 24,577
GCP Applied Technologies,
Inc.*(a) 6,563 143,861
Hawkins, Inc. 2,563 89,397
HB Fuller Co. 6,809 439,589
Ingevity Corp.* 5,189 370,339
Innospec, Inc. 3,203 269,757
Intrepid Potash, Inc.* 1,328 41,035
Koppers Holdings, Inc.*(a) 2,770 86,590
Kraton Corp.* 4,103 187,261
Kronos Worldwide, Inc.(a) 2,970 36,858
Livent Corp.*(a) 21,157 488,938
Marrone Bio Innovations,
Inc.*(a) 13,080 11,785
Minerals Technologies, Inc. 4,390 306,598
Orion Engineered Carbons
SA* 7,912 144,236
PureCycle Technologies,
Inc.*(a) 4,394 58,352
Quaker Chemical Corp.(a) 1,761 418,625
Rayonier Advanced Materials,
Inc.* 8,242 61,815
Sensient Technologies Corp.
(a) 5,523 503,035
Stepan Co.(a) 2,814 317,813
Tredegar Corp.(a) 3,496 42,581
Trinseo SA(a) 5,082 274,326
Tronox Holdings plc, Class A 14,965 368,887
Valhi, Inc. 328 7,652
Zymergen, Inc.* 2,497 32,886
7,307,134
Commercial Services & Supplies 1.8%
ABM Industries, Inc. 8,798 395,998
ACCO Brands Corp. 12,432 106,791
Brady Corp., Class A 6,159 312,261
BrightView Holdings, Inc.* 5,463 80,634
Brink's Co. (The)(a) 6,354 402,208
Casella Waste Systems, Inc.,
Class A* 6,424 487,839
CECO Environmental Corp.* 4,150 29,216
Cimpress plc* 2,204 191,373
CompX International, Inc. 256 5,320
CoreCivic, Inc.* 15,661 139,383
Covanta Holding Corp. 15,642 314,717
Deluxe Corp. 5,499 197,359
Ennis, Inc. 3,404 64,165
Harsco Corp.* 10,225 173,314
Healthcare Services Group,
Inc.(a) 9,788 244,602
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Heritage-Crystal Clean,
Inc.*(a) 2,084 60,394
Herman Miller, Inc. 9,711 365,716
HNI Corp.(a) 5,684 208,717
Interface, Inc. 7,754 117,473
KAR Auction Services, Inc.*(a) 15,522 254,406
Kimball International, Inc.,
Class B 4,817 53,950
Matthews International Corp.,
Class A 4,128 143,200
Montrose Environmental
Group, Inc.*(a) 2,984 184,232
NL Industries, Inc. 1,117 6,434
Pitney Bowes, Inc.(a) 23,461 169,154
RR Donnelley & Sons Co.* 9,452 48,583
SP Plus Corp.* 3,086 94,648
Steelcase, Inc., Class A 11,825 149,941
Team, Inc.* 3,441 10,357
Tetra Tech, Inc. 7,041 1,051,503
UniFirst Corp. 1,969 418,649
US Ecology, Inc.*(a) 4,113 133,056
Viad Corp.* 2,709 123,016
VSE Corp. 1,412 68,016
6,806,625
Communications Equipment 0.7%
ADTRAN, Inc.(a) 6,433 120,683
Aviat Networks, Inc.* 1,212 39,826
CalAmp Corp.*(a) 4,653 46,297
Calix, Inc.* 7,205 356,143
Cambium Networks Corp.* 1,196 43,283
Casa Systems, Inc.* 4,185 28,374
Clearfield, Inc.* 1,520 67,108
Comtech Telecommunications
Corp.(a) 3,401 87,100
Digi International, Inc.* 4,504 94,674
DZS, Inc.* 2,242 27,487
EchoStar Corp., Class A* 5,161 131,657
EMCORE Corp.* 4,872 36,443
Extreme Networks, Inc.* 16,117 158,752
Harmonic, Inc.* 11,913 104,239
Infinera Corp.*(a) 23,735 197,475
Inseego Corp.*(a) 11,119 74,053
KVH Industries, Inc.* 1,979 19,058
NETGEAR, Inc.*(a) 4,022 128,342
NetScout Systems, Inc.*(a) 9,163 246,943
Plantronics, Inc.* 5,511 141,688
Ribbon Communications, Inc.* 9,382 56,104
Viavi Solutions, Inc.* 29,850 469,839
2,675,568
Construction & Engineering 1.3%
Ameresco, Inc., Class A*(a) 4,035 235,765
API Group Corp. Reg. S*(a)(b) 25,885 526,760
Arcosa, Inc. 6,327 317,425
Argan, Inc. 1,990 86,903
Comfort Systems USA, Inc. 4,655 331,994
Concrete Pumping Holdings,
Inc.*(a) 3,442 29,395
Construction Partners, Inc.,
Class A*(a) 3,799 126,773

NVIT Small Cap Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 103
Common Stocks
Shares Value ($)
Construction & Engineering
Dycom Industries, Inc.* 3,902 277,978
EMCOR Group, Inc. 6,960 803,045
Fluor Corp.*(a) 18,545 296,164
Granite Construction, Inc.(a) 5,974 236,272
Great Lakes Dredge & Dock
Corp.*(a) 8,639 130,362
IES Holdings, Inc.* 1,155 52,772
Infrastructure and Energy
Alternatives, Inc.* 2,788 31,867
INNOVATE Corp.* 8,326 34,137
Matrix Service Co.* 3,475 36,348
MYR Group, Inc.*(a) 2,156 214,522
Northwest Pipe Co.* 1,291 30,597
NV5 Global, Inc.* 1,709 168,456
Primoris Services Corp. 6,983 171,014
Sterling Construction Co.,
Inc.*(a) 3,711 84,128
Tutor Perini Corp.* 5,504 71,442
WillScot Mobile Mini Holdings
Corp.* 27,307 866,178
5,160,297
Construction Materials 0.2%
Forterra, Inc.* 3,883 91,483
Summit Materials, Inc., Class
A*(a) 15,505 495,695
United States Lime & Minerals,
Inc. 276 33,341
620,519
Consumer Finance 0.9%
Atlanticus Holdings Corp.* 713 37,832
Curo Group Holdings Corp.(a) 2,810 48,697
Encore Capital Group, Inc.*(a) 3,938 194,025
Enova International, Inc.* 4,840 167,222
EZCORP, Inc., Class A* 6,575 49,773
FirstCash, Inc.(a) 5,185 453,687
Green Dot Corp., Class A* 6,983 351,454
LendingClub Corp.*(a) 12,870 363,449
LendingTree, Inc.* 1,518 212,262
Navient Corp. 21,516 424,511
Nelnet, Inc., Class A 2,216 175,596
Oportun Financial Corp.* 2,782 69,633
PRA Group, Inc.* 5,929 249,848
PROG Holdings, Inc. 8,655 363,597
Regional Management Corp. 1,039 60,449
World Acceptance Corp.*(a) 565 107,113
3,329,148
Containers & Packaging 0.2%
Greif, Inc., Class A 3,368 217,573
Greif, Inc., Class B(a) 791 51,257
Myers Industries, Inc.(a) 4,817 94,269
O-I Glass, Inc.* 20,630 294,390
Pactiv Evergreen, Inc.(a) 5,738 71,840
Ranpak Holdings Corp.* 4,662 125,035
UFP Technologies, Inc.* 923 56,847
911,211
Distributors 0.0%
†
Funko, Inc., Class A*(a) 3,536 64,391
Common Stocks
Shares Value ($)
Distributors
Greenlane Holdings, Inc.,
Class A*(a) 2,817 6,676
71,067
Diversified Consumer Services 0.7%
2U, Inc.*(a) 9,366 314,417
Adtalem Global Education,
Inc.* 6,465 244,442
American Public Education,
Inc.* 2,482 63,564
Carriage Services, Inc. 2,149 95,824
Coursera, Inc.*(a) 7,537 238,546
European Wax Center, Inc.,
Class A*(a) 1,327 37,169
Graham Holdings Co., Class B 506 298,115
Houghton Mifflin Harcourt Co.* 16,599 222,925
Laureate Education, Inc.,
Class A* 12,965 220,275
OneSpaWorld Holdings
Ltd.*(a) 7,050 70,288
Perdoceo Education Corp.* 9,387 99,127
PowerSchool Holdings, Inc.,
Class A*(a) 5,623 138,382
Regis Corp.*(a) 3,086 10,739
StoneMor, Inc.*(a) 4,200 10,374
Strategic Education, Inc.(a) 3,184 224,472
Stride, Inc.* 5,260 189,044
Vivint Smart Home, Inc.* 11,962 113,041
WW International, Inc.*(a) 6,876 125,487
2,716,231
Diversified Financial Services 0.1%
Alerus Financial Corp. 2,011 60,089
A-Mark Precious Metals, Inc.
(a) 1,164 69,863
Banco Latinoamericano de
Comercio Exterior SA, Class
E 4,135 72,528
Cannae Holdings, Inc.* 11,066 344,263
Marlin Business Services
Corp. 1,083 24,075
570,818
Diversified Telecommunication Services 0.6%
Anterix, Inc.*(a) 1,485 90,140
ATN International, Inc. 1,483 69,479
Bandwidth, Inc., Class A*(a) 3,046 274,993
Cogent Communications
Holdings, Inc. 5,569 394,508
Consolidated Communications
Holdings, Inc.*(a) 9,726 89,382
Globalstar, Inc.*(a) 79,265 132,373
IDT Corp., Class B* 2,671 112,048
Iridium Communications, Inc.* 15,424 614,646
Liberty Latin America Ltd.,
Class A* 5,719 74,805
Liberty Latin America Ltd.,
Class C* 20,179 264,748
Ooma, Inc.* 2,900 53,969

104 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Radius Global Infrastructure,
Inc.*(a) 7,698 125,708
2,296,799
Electric Utilities 0.6%
ALLETE, Inc. 6,855 408,010
MGE Energy, Inc. 4,756 349,566
Otter Tail Corp. 5,373 300,727
PNM Resources, Inc. 11,180 553,186
Portland General Electric Co. 11,753 552,274
Via Renewables, Inc.(a) 1,565 15,947
2,179,710
Electrical Equipment 1.0%
Advent Technologies Holdings,
Inc.*(a) 2,053 17,861
Allied Motion Technologies,
Inc. 1,552 48,547
American Superconductor
Corp.*(a) 3,586 52,284
Array Technologies, Inc.*(a) 16,676 308,839
Atkore, Inc.* 6,021 523,345
AZZ, Inc. 3,247 172,740
Babcock & Wilcox Enterprises,
Inc.* 7,404 47,460
Beam Global*(a) 1,173 32,105
Blink Charging Co.*(a) 4,767 136,384
Bloom Energy Corp., Class
A*(a) 18,182 340,367
Encore Wire Corp. 2,627 249,118
EnerSys 5,600 416,864
Eos Energy Enterprises,
Inc.*(a) 5,611 78,722
FTC Solar, Inc.*(a) 2,537 19,763
FuelCell Energy, Inc.* 42,456 284,031
GrafTech International Ltd. 26,581 274,316
Powell Industries, Inc. 1,215 29,853
Preformed Line Products Co. 429 27,902
Romeo Power, Inc.*(a) 16,443 81,393
Stem, Inc.*(a) 6,329 151,200
Thermon Group Holdings,
Inc.*(a) 4,396 76,095
TPI Composites, Inc.* 4,765 160,819
Vicor Corp.*(a) 2,755 369,611
3,899,619
Electronic Equipment, Instruments & Components 2.2%
908 Devices, Inc.*(a) 1,688 54,894
Advanced Energy Industries,
Inc. 5,024 440,856
Aeva Technologies, Inc.*(a) 10,013 79,503
Akoustis Technologies, Inc.*(a) 5,798 56,241
Arlo Technologies, Inc.*(a) 10,860 69,613
Badger Meter, Inc. 3,813 385,647
Belden, Inc. 5,777 336,568
Benchmark Electronics, Inc. 4,774 127,513
CTS Corp. 4,258 131,615
Daktronics, Inc.* 4,899 26,602
ePlus, Inc.* 1,738 178,336
Fabrinet* 4,827 494,816
FARO Technologies, Inc.* 2,426 159,655
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Identiv, Inc.*(a) 2,756 51,923
II-VI, Inc.*(a) 13,657 810,679
Insight Enterprises, Inc.*(a) 4,504 405,720
Iteris, Inc.* 5,564 29,378
Itron, Inc.* 5,907 446,746
Kimball Electronics, Inc.* 3,211 82,747
Knowles Corp.* 11,622 217,796
Luna Innovations, Inc.*(a) 4,064 38,608
Methode Electronics, Inc. 4,985 209,619
MicroVision, Inc.*(a) 21,122 233,398
Napco Security Technologies,
Inc.*(a) 1,934 83,317
nLight, Inc.* 5,674 159,950
Novanta, Inc.* 4,607 711,781
OSI Systems, Inc.* 2,212 209,698
Ouster, Inc.*(a) 3,873 28,350
PAR Technology Corp.*(a) 3,164 194,618
PC Connection, Inc. 1,479 65,120
Plexus Corp.*(a) 3,653 326,615
Rogers Corp.* 2,443 455,571
Sanmina Corp.*(a) 8,387 323,235
ScanSource, Inc.* 3,357 116,790
TTM Technologies, Inc.* 13,988 175,829
Velodyne Lidar, Inc.*(a) 9,430 55,826
Vishay Intertechnology, Inc. 17,411 349,787
Vishay Precision Group, Inc.* 1,658 57,649
8,382,609
Energy Equipment & Services 0.8%
Archrock, Inc. 17,991 148,426
Aspen Aerogels, Inc.*(a) 2,881 132,555
Bristow Group, Inc.* 3,088 98,291
Cactus, Inc., Class A 7,126 268,793
ChampionX Corp.* 26,484 592,182
DMC Global, Inc.* 2,478 91,463
Dril-Quip, Inc.* 4,684 117,943
Frank's International NV* 22,155 65,136
FTS International, Inc., Class
A* 1,186 29,176
Helix Energy Solutions Group,
Inc.*(a) 19,093 74,081
Helmerich & Payne, Inc. 13,749 376,860
Liberty Oilfield Services, Inc.,
Class A* 11,550 140,102
Nabors Industries Ltd.*(a) 943 90,981
National Energy Services
Reunited Corp.*(a) 3,972 49,729
Newpark Resources, Inc.* 11,900 39,270
NexTier Oilfield Solutions,
Inc.*(a) 23,072 106,131
Oceaneering International,
Inc.* 13,005 173,227
Oil States International, Inc.* 8,083 51,650
Patterson-UTI Energy, Inc. 24,357 219,213
ProPetro Holding Corp.* 11,389 98,515
RPC, Inc.*(a) 9,012 43,798
Select Energy Services, Inc.,
Class A* 7,878 40,887
Solaris Oilfield Infrastructure,
Inc., Class A 4,172 34,794

NVIT Small Cap Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 105
Common Stocks
Shares Value ($)
Energy Equipment & Services
TETRA Technologies, Inc.* 16,370 51,074
Tidewater, Inc.* 5,420 65,365
US Silica Holdings, Inc.* 9,798 78,286
3,277,928
Entertainment 1.0%
AMC Entertainment Holdings,
Inc., Class A*(a) 67,397 2,565,130
Chicken Soup For The Soul
Entertainment, Inc.*(a) 931 21,292
Cinemark Holdings, Inc.*(a) 14,111 271,072
CuriosityStream, Inc.*(a) 3,471 36,584
Eros STX Global Corp.*(a) 42,373 38,962
IMAX Corp.*(a) 6,648 126,179
Liberty Media Corp.-Liberty
Braves, Class C* 4,874 128,771
Liberty Media Corp-Liberty
Braves, Class A*(a) 1,336 35,952
Lions Gate Entertainment
Corp., Class A* 7,769 110,242
Lions Gate Entertainment
Corp., Class B* 15,372 199,836
LiveXLive Media, Inc.*(a) 7,064 21,121
Madison Square Garden
Entertainment Corp.*(a) 3,216 233,707
Marcus Corp. (The)*(a) 3,046 53,153
3,842,001
Equity Real Estate Investment Trusts (REITs) 6.1%
Acadia Realty Trust 11,308 230,796
Agree Realty Corp. 8,882 588,255
Alexander & Baldwin, Inc. 9,462 221,789
Alexander's, Inc. 286 74,537
American Assets Trust, Inc. 6,521 244,016
American Finance Trust, Inc. 14,597 117,360
Apartment Investment and
Management Co., Class A 19,871 136,116
Apple Hospitality REIT, Inc. 28,015 440,676
Armada Hoffler Properties, Inc. 7,966 106,505
Ashford Hospitality Trust,
Inc.*(a) 1,994 29,352
Braemar Hotels & Resorts,
Inc.* 5,935 28,785
Brandywine Realty Trust 22,159 297,374
Broadstone Net Lease, Inc.(a) 20,203 501,236
BRT Apartments Corp. 1,469 28,322
CareTrust REIT, Inc. 12,602 256,073
CatchMark Timber Trust, Inc.,
Class A(a) 6,525 77,452
Centerspace 1,765 166,793
Chatham Lodging Trust*(a) 6,378 78,131
City Office REIT, Inc. 5,698 101,766
Clipper Realty, Inc. 1,593 12,903
Columbia Property Trust, Inc. 14,973 284,786
Community Healthcare Trust,
Inc. 3,114 140,722
CorePoint Lodging, Inc.* 5,248 81,344
Corporate Office Properties
Trust 14,751 397,982
CTO Realty Growth, Inc. 762 40,965
DiamondRock Hospitality Co.* 27,313 258,108
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
DigitalBridge Group, Inc.*(a) 63,784 384,618
Diversified Healthcare Trust 31,661 107,331
Easterly Government
Properties, Inc. 11,010 227,467
EastGroup Properties, Inc. 5,191 864,976
Empire State Realty Trust,
Inc., Class A 18,673 187,290
Equity Commonwealth 15,316 397,910
Essential Properties Realty
Trust, Inc.(a) 15,286 426,785
Farmland Partners, Inc. 3,574 42,852
Four Corners Property Trust,
Inc. 9,935 266,854
Franklin Street Properties
Corp. 13,766 63,874
GEO Group, Inc. (The)(a) 15,716 117,399
Getty Realty Corp. 5,317 155,841
Gladstone Commercial Corp. 4,811 101,175
Gladstone Land Corp.(a) 3,362 76,553
Global Medical REIT, Inc. 7,564 111,191
Global Net Lease, Inc. 12,812 205,248
Healthcare Realty Trust, Inc.
(a) 18,899 562,812
Hersha Hospitality Trust* 4,307 40,184
Independence Realty Trust,
Inc. 13,630 277,371
Indus Realty Trust, Inc.(a) 583 40,868
Industrial Logistics Properties
Trust 8,484 215,578
Innovative Industrial
Properties, Inc. 3,095 715,471
iStar, Inc.(a) 9,047 226,899
Kite Realty Group Trust 10,891 221,741
Lexington Realty Trust(a) 35,827 456,794
LTC Properties, Inc.(a) 5,084 161,112
Macerich Co. (The)(a) 27,926 466,643
Mack-Cali Realty Corp.* 11,469 196,349
Monmouth Real Estate
Investment Corp. 12,439 231,987
National Health Investors, Inc. 5,713 305,646
National Storage Affiliates
Trust 10,441 551,180
NETSTREIT Corp. 5,294 125,203
NexPoint Residential Trust,
Inc. 2,906 179,823
Office Properties Income Trust 6,252 158,363
One Liberty Properties, Inc.(a) 2,149 65,523
Outfront Media, Inc. 19,003 478,876
Paramount Group, Inc. 24,378 219,158
Pebblebrook Hotel Trust 16,975 380,410
Phillips Edison & Co., Inc.(a) 2,447 75,147
Physicians Realty Trust 28,160 496,179
Piedmont Office Realty Trust,
Inc., Class A 16,194 282,261
Plymouth Industrial REIT, Inc. 3,906 88,862
Postal Realty Trust, Inc., Class
A 1,607 29,955
PotlatchDeltic Corp. 8,624 444,826

106 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Preferred Apartment
Communities, Inc., Class
A(a) 6,685 81,758
PS Business Parks, Inc.(a) 2,623 411,129
Retail Opportunity Investments
Corp. 15,513 270,236
Retail Properties of America,
Inc., Class A 28,012 360,795
Retail Value, Inc. 2,326 61,244
RLJ Lodging Trust 21,598 320,946
RPT Realty 10,756 137,247
Ryman Hospitality Properties,
Inc.* 7,023 587,825
Sabra Health Care REIT, Inc. 28,771 423,509
Safehold, Inc.(a) 2,336 167,935
Saul Centers, Inc. 1,578 69,527
Seritage Growth Properties,
Class A*(a) 4,883 72,415
Service Properties Trust 21,431 240,242
SITE Centers Corp. 22,626 349,345
STAG Industrial, Inc.(a) 21,323 836,928
Summit Hotel Properties, Inc.* 13,839 133,270
Sunstone Hotel Investors, Inc.* 28,675 342,380
Tanger Factory Outlet Centers,
Inc.(a) 13,234 215,714
Terreno Realty Corp. 9,077 573,939
UMH Properties, Inc.(a) 5,394 123,523
Uniti Group, Inc.(a) 25,395 314,136
Universal Health Realty
Income Trust 1,712 94,622
Urban Edge Properties 15,120 276,847
Urstadt Biddle Properties, Inc.,
Class A(a) 3,971 75,171
Washington REIT 11,057 273,661
Whitestone REIT 5,344 52,264
Xenia Hotels & Resorts, Inc.* 14,879 263,953
23,505,290
Food & Staples Retailing 0.9%
Andersons, Inc. (The) 4,196 129,363
BJ's Wholesale Club Holdings,
Inc.* 17,897 982,903
Chefs' Warehouse, Inc. (The)* 4,192 136,533
HF Foods Group, Inc.*(a) 4,830 29,222
Ingles Markets, Inc., Class
A(a) 1,873 123,674
MedAvail Holdings, Inc.*(a) 2,006 5,858
Natural Grocers by Vitamin
Cottage, Inc. 1,204 13,509
Performance Food Group Co.* 19,796 919,722
PriceSmart, Inc. 3,058 237,148
Rite Aid Corp.*(a) 7,334 104,143
SpartanNash Co. 4,776 104,594
Sprouts Farmers Market,
Inc.*(a) 14,983 347,156
United Natural Foods, Inc.* 7,286 352,788
Village Super Market, Inc.,
Class A(a) 1,136 24,628
Weis Markets, Inc. 2,194 115,295
3,626,536
Common Stocks
Shares Value ($)
Food Products 0.9%
AppHarvest, Inc.*(a) 9,108 59,384
B&G Foods, Inc.(a) 8,364 250,000
Calavo Growers, Inc. 2,283 87,302
Cal-Maine Foods, Inc. 4,659 168,469
Fresh Del Monte Produce, Inc. 4,476 144,217
Hostess Brands, Inc.*(a) 17,107 297,149
J & J Snack Foods Corp. 1,925 294,179
John B Sanfilippo & Son, Inc. 1,184 96,756
Laird Superfood, Inc.*(a) 819 15,627
Lancaster Colony Corp. 2,479 418,480
Landec Corp.*(a) 3,488 32,159
Limoneira Co.(a) 2,092 33,828
Mission Produce, Inc.*(a) 4,946 90,907
Sanderson Farms, Inc. 2,653 499,295
Seneca Foods Corp., Class A* 863 41,614
Simply Good Foods Co. (The)* 11,116 383,391
Tattooed Chef, Inc.*(a) 6,238 114,966
Tootsie Roll Industries, Inc. 2,075 63,142
TreeHouse Foods, Inc.* 6,789 270,745
Utz Brands, Inc.(a) 7,471 127,978
Vital Farms, Inc.*(a) 3,277 57,577
Whole Earth Brands, Inc.* 4,985 57,577
3,604,742
Gas Utilities 0.8%
Brookfield Infrastructure Corp.,
Class A(a) 7,004 419,399
Chesapeake Utilities Corp.(a) 2,250 270,112
New Jersey Resources Corp. 12,617 439,198
Northwest Natural Holding Co. 3,986 183,316
ONE Gas, Inc. 6,887 436,429
South Jersey Industries, Inc.
(a) 13,452 285,990
Southwest Gas Holdings, Inc. 7,743 517,852
Spire, Inc. 6,621 405,073
2,957,369
Health Care Equipment & Supplies 3.5%
Accelerate Diagnostics,
Inc.*(a) 4,400 25,652
Accuray, Inc.* 12,339 48,739
Acutus Medical, Inc.* 2,072 18,316
Alphatec Holdings, Inc.*(a) 9,182 111,929
AngioDynamics, Inc.* 4,936 128,040
Apyx Medical Corp.* 4,160 57,616
Asensus Surgical, Inc.*(a) 31,210 57,738
Aspira Women's Health,
Inc.*(a) 9,697 31,515
AtriCure, Inc.* 5,849 406,798
Atrion Corp. 182 126,945
Avanos Medical, Inc.* 6,284 196,061
Axogen, Inc.* 5,088 80,390
Axonics, Inc.*(a) 5,983 389,433
BioLife Solutions, Inc.* 3,187 134,874
Bioventus, Inc., Class A*(a) 1,463 20,716
Butterfly Network, Inc.*(a) 23,842 248,910
Cardiovascular Systems, Inc.* 5,130 168,418
Cerus Corp.* 22,436 136,635
ClearPoint Neuro, Inc.*(a) 2,510 44,552
CONMED Corp.(a) 3,791 495,977
CryoLife, Inc.*(a) 5,072 113,055

NVIT Small Cap Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 107
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
CryoPort, Inc.* 5,295 352,170
Cutera, Inc.* 2,346 109,324
CytoSorbents Corp.*(a) 5,500 44,660
DarioHealth Corp.*(a) 1,798 24,543
Eargo, Inc.* 2,575 17,330
Glaukos Corp.* 5,868 282,662
Haemonetics Corp.* 6,587 464,976
Heska Corp.*(a) 1,278 330,414
Inari Medical, Inc.* 4,438 359,922
Inogen, Inc.* 2,606 112,293
Integer Holdings Corp.* 4,289 383,179
Intersect ENT, Inc.* 4,441 120,795
Invacare Corp.*(a) 4,489 21,368
iRadimed Corp.* 846 28,417
iRhythm Technologies, Inc.* 3,852 225,573
Lantheus Holdings, Inc.*(a) 8,795 225,856
LeMaitre Vascular, Inc.(a) 2,395 127,151
LivaNova plc* 6,980 552,746
Meridian Bioscience, Inc.*(a) 5,688 109,437
Merit Medical Systems, Inc.* 6,702 481,204
Mesa Laboratories, Inc. 653 197,441
Misonix, Inc.* 1,632 41,290
Natus Medical, Inc.*(a) 4,499 112,835
Neogen Corp.* 14,056 610,452
Neuronetics, Inc.* 3,331 21,851
NeuroPace, Inc.*(a) 927 14,693
Nevro Corp.* 4,517 525,688
NuVasive, Inc.* 6,764 404,825
OraSure Technologies, Inc.*(a) 9,544 107,943
Ortho Clinical Diagnostics
Holdings plc* 14,452 267,073
Orthofix Medical, Inc.* 2,525 96,253
OrthoPediatrics Corp.*(a) 1,845 120,866
Outset Medical, Inc.*(a) 5,973 295,305
PAVmed, Inc.*(a) 9,588 81,882
Pulmonx Corp.*(a) 3,388 121,900
Pulse Biosciences, Inc.*(a) 1,856 40,090
Quotient Ltd.*(a) 10,467 24,493
Retractable Technologies,
Inc.*(a) 2,312 25,501
SeaSpine Holdings Corp.* 4,235 66,617
Senseonics Holdings, Inc.*(a) 55,408 187,833
Shockwave Medical, Inc.* 4,405 906,901
SI-BONE, Inc.* 4,285 91,785
Sientra, Inc.* 7,664 43,915
Sight Sciences, Inc.* 1,455 33,029
Silk Road Medical, Inc.* 4,429 243,728
Soliton, Inc.*(a) 1,236 25,165
STAAR Surgical Co.* 6,204 797,400
Stereotaxis, Inc.* 6,620 35,616
Surmodics, Inc.* 1,804 100,302
Tactile Systems Technology,
Inc.*(a) 2,557 113,659
Talis Biomedical Corp.*(a) 1,886 11,787
TransMedics Group, Inc.*(a) 3,457 114,392
Treace Medical Concepts,
Inc.* 1,459 39,247
Utah Medical Products, Inc. 457 42,428
Vapotherm, Inc.*(a) 3,035 67,589
Varex Imaging Corp.* 5,005 141,141
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
ViewRay, Inc.* 18,172 131,020
Zynex, Inc.*(a) 2,596 29,568
13,749,832
Health Care Providers & Services 3.0%
1Life Healthcare, Inc.* 15,223 308,266
Accolade, Inc.*(a) 6,572 277,141
AdaptHealth Corp.* 9,357 217,925
Addus HomeCare Corp.* 2,010 160,297
Agiliti, Inc.* 3,015 57,406
Alignment Healthcare, Inc.*(a) 3,513 56,138
AMN Healthcare Services,
Inc.* 6,155 706,286
Apollo Medical Holdings,
Inc.*(a) 4,838 440,500
Apria, Inc.*(a) 1,970 73,185
Aveanna Healthcare Holdings,
Inc.* 5,147 41,279
Biodesix, Inc.*(a) 1,603 13,177
Brookdale Senior Living, Inc.* 24,687 155,528
Castle Biosciences, Inc.*(a) 2,782 185,003
Community Health Systems,
Inc.* 16,223 189,809
CorVel Corp.* 1,152 214,525
Covetrus, Inc.* 13,513 245,126
Cross Country Healthcare,
Inc.*(a) 4,789 101,718
Ensign Group, Inc. (The) 6,861 513,820
Exagen, Inc.*(a) 1,348 18,333
Fulgent Genetics, Inc.*(a) 2,707 243,495
Hanger, Inc.* 5,004 109,888
HealthEquity, Inc.*(a) 10,681 691,702
InfuSystem Holdings, Inc.* 2,391 31,155
Innovage Holding Corp.*(a) 2,445 16,161
Joint Corp. (The)* 1,825 178,887
LHC Group, Inc.* 3,988 625,757
LifeStance Health Group,
Inc.*(a) 6,061 87,885
Magellan Health, Inc.* 3,100 293,105
MEDNAX, Inc.* 9,939 282,566
ModivCare, Inc.*(a) 1,622 294,588
National HealthCare Corp.(a) 1,675 117,217
National Research Corp. 1,865 78,647
Ontrak, Inc.*(a) 1,178 11,827
Option Care Health, Inc.* 19,543 474,113
Owens & Minor, Inc. 9,471 296,348
Patterson Cos., Inc. 11,189 337,236
Pennant Group, Inc. (The)* 3,419 96,040
PetIQ, Inc.*(a) 3,521 87,919
Privia Health Group, Inc.* 2,615 61,609
Progyny, Inc.* 8,237 461,272
R1 RCM, Inc.* 15,512 341,419
RadNet, Inc.* 5,969 174,951
Select Medical Holdings Corp. 14,427 521,825
Sharps Compliance Corp.* 1,909 15,787
SOC Telemed, Inc.*(a) 7,091 16,026
Surgery Partners, Inc.*(a) 4,138 175,203
Tenet Healthcare Corp.* 13,867 921,323
Tivity Health, Inc.* 5,871 135,385

108 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
Triple-S Management Corp.,
Class B* 3,034 107,313
US Physical Therapy, Inc. 1,669 184,591
Viemed Healthcare, Inc.* 4,722 26,207
11,472,909
Health Care Technology 1.3%
Allscripts Healthcare Solutions,
Inc.* 16,183 216,367
American Well Corp., Class A* 23,906 217,784
Castlight Health, Inc., Class B* 15,929 25,009
Computer Programs &
Systems, Inc.* 1,880 66,665
Evolent Health, Inc., Class
A*(a) 10,120 313,720
Forian, Inc.*(a) 2,421 24,985
Health Catalyst, Inc.*(a) 6,546 327,365
HealthStream, Inc.* 3,373 96,400
iCAD, Inc.* 2,920 31,390
Inovalon Holdings, Inc., Class
A* 9,863 397,380
Inspire Medical Systems, Inc.* 3,511 817,642
Multiplan Corp.*(a) 29,644 166,896
NantHealth, Inc.* 5,112 8,230
NextGen Healthcare, Inc.* 7,491 105,623
Omnicell, Inc.* 5,618 833,880
OptimizeRx Corp.* 2,247 192,231
Phreesia, Inc.* 6,382 393,769
Schrodinger, Inc.*(a) 5,916 323,487
Simulations Plus, Inc.(a) 2,040 80,580
Tabula Rasa HealthCare,
Inc.*(a) 2,997 78,551
Vocera Communications,
Inc.*(a) 4,554 208,391
4,926,345
Hotels, Restaurants & Leisure 2.4%
Accel Entertainment, Inc.* 7,513 91,208
Bally's Corp.* 4,263 213,747
Biglari Holdings, Inc., Class B* 106 18,212
BJ's Restaurants, Inc.* 3,005 125,489
Bloomin' Brands, Inc.* 11,567 289,175
Bluegreen Vacations Holding
Corp.* 2,018 52,064
Brinker International, Inc.* 5,932 290,965
Carrols Restaurant Group, Inc. 4,364 15,972
Century Casinos, Inc.* 3,633 48,936
Cheesecake Factory, Inc.
(The)* 5,778 271,566
Chuy's Holdings, Inc.*(a) 2,655 83,712
Cracker Barrel Old Country
Store, Inc.(a) 3,097 433,084
Dave & Buster's
Entertainment, Inc.* 5,643 216,296
Del Taco Restaurants, Inc. 3,983 34,772
Denny's Corp.* 8,358 136,570
Dine Brands Global, Inc.* 2,128 172,815
Drive Shack, Inc.* 11,019 30,963
El Pollo Loco Holdings, Inc.* 2,541 42,943
Esports Technologies, Inc.*(a) 1,445 48,509
Everi Holdings, Inc.* 11,149 269,583
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
F45 Training Holdings, Inc.*(a) 2,676 40,033
Fiesta Restaurant Group, Inc.* 2,355 25,811
Full House Resorts, Inc.* 4,364 46,302
GAN Ltd.* 5,351 79,569
Golden Entertainment, Inc.* 2,258 110,845
Golden Nugget Online
Gaming, Inc.*(a) 5,209 90,480
Hall of Fame Resort &
Entertainment Co.*(a) 7,178 19,022
Hilton Grand Vacations,
Inc.*(a) 11,172 531,452
International Game
Technology plc* 13,056 343,634
Jack in the Box, Inc. 2,849 277,293
Krispy Kreme, Inc.*(a) 2,868 40,152
Kura Sushi USA, Inc., Class A* 523 22,845
Lindblad Expeditions Holdings,
Inc.* 4,093 59,717
Monarch Casino & Resort,
Inc.* 1,733 116,094
Nathan's Famous, Inc. 371 22,694
NEOGAMES SA* 744 27,320
Noodles & Co.* 5,425 64,015
ONE Group Hospitality, Inc.
(The)* 2,808 30,017
Papa John's International, Inc. 4,319 548,470
PlayAGS, Inc.* 3,665 28,880
RCI Hospitality Holdings, Inc.
(a) 1,114 76,320
Red Robin Gourmet Burgers,
Inc.* 2,078 47,919
Red Rock Resorts, Inc., Class
A* 8,050 412,321
Rush Street Interactive,
Inc.*(a) 6,980 134,086
Ruth's Hospitality Group,
Inc.*(a) 4,487 92,926
Scientific Games Corp.* 12,556 1,043,027
SeaWorld Entertainment, Inc.* 6,725 372,027
Shake Shack, Inc., Class A* 4,887 383,434
Target Hospitality Corp.* 3,256 12,145
Texas Roadhouse, Inc. 9,141 834,847
Wingstop, Inc. 3,897 638,835
9,459,113
Household Durables 1.8%
Aterian, Inc.*(a) 2,639 28,580
Bassett Furniture Industries,
Inc. 1,202 21,768
Beazer Homes USA, Inc.* 3,906 67,379
Casper Sleep, Inc.*(a) 3,791 16,188
Cavco Industries, Inc.* 1,206 285,508
Century Communities, Inc. 3,920 240,884
Ethan Allen Interiors, Inc. 3,006 71,242
Flexsteel Industries, Inc.(a) 886 27,360
GoPro, Inc., Class A*(a) 16,658 155,919
Green Brick Partners, Inc.*(a) 4,101 84,153
Hamilton Beach Brands
Holding Co., Class A 969 15,184
Helen of Troy Ltd.*(a) 3,147 707,068

NVIT Small Cap Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 109
Common Stocks
Shares Value ($)
Household Durables
Hooker Furnishings Corp. 1,564 42,212
Hovnanian Enterprises, Inc.,
Class A*(a) 683 65,834
Installed Building Products,
Inc.(a) 3,098 331,951
iRobot Corp.*(a) 3,652 286,682
KB Home 10,930 425,396
Landsea Homes Corp.*(a) 866 7,500
La-Z-Boy, Inc. 5,866 189,061
Legacy Housing Corp.* 1,073 19,282
LGI Homes, Inc.*(a) 2,860 405,863
Lifetime Brands, Inc. 1,691 30,759
Lovesac Co. (The)*(a) 1,704 112,617
M/I Homes, Inc.* 3,731 215,652
MDC Holdings, Inc. 7,467 348,858
Meritage Homes Corp.* 4,895 474,815
Purple Innovation, Inc.* 6,699 140,813
Skyline Champion Corp.* 6,860 412,012
Snap One Holdings Corp.*(a) 1,734 28,906
Sonos, Inc.* 15,701 508,084
Taylor Morrison Home
Corp.*(a) 15,929 410,650
Traeger, Inc.*(a) 2,945 61,639
TRI Pointe Group, Inc.* 14,755 310,150
Tupperware Brands Corp.*(a) 6,476 136,773
Universal Electronics, Inc.* 1,705 83,971
VOXX International Corp.* 2,076 23,770
Vuzix Corp.*(a) 7,828 81,881
Weber, Inc., Class A*(a) 2,221 39,067
6,915,431
Household Products 0.3%
Central Garden & Pet Co.* 1,314 63,072
Central Garden & Pet Co.,
Class A* 5,283 227,169
Energizer Holdings, Inc.(a) 8,888 347,077
Oil-Dri Corp. of America 695 24,325
WD-40 Co.(a) 1,784 412,960
1,074,603
Independent Power and Renewable Electricity Producers
0.3%
Clearway Energy, Inc., Class A 4,650 131,130
Clearway Energy, Inc., Class
C(a) 10,714 324,313
Ormat Technologies, Inc.(a) 5,918 394,198
Sunnova Energy International,
Inc.*(a) 11,237 370,147
1,219,788
Industrial Conglomerates 0.1%
Raven Industries, Inc.* 4,657 268,290
Insurance 1.8%
Ambac Financial Group, Inc.* 6,070 86,922
American Equity Investment
Life Holding Co. 10,802 319,415
American National Group, Inc. 973 183,926
AMERISAFE, Inc. 2,503 140,568
Argo Group International
Holdings Ltd. 4,139 216,139
Bright Health Group, Inc.*(a) 6,929 56,541
Common Stocks
Shares Value ($)
Insurance
BRP Group, Inc., Class A* 6,157 204,967
Citizens, Inc.*(a) 6,658 41,346
CNO Financial Group, Inc. 16,654 392,035
Crawford & Co., Class A 2,125 19,061
Donegal Group, Inc., Class A 1,943 28,154
eHealth, Inc.* 3,257 131,908
Employers Holdings, Inc. 3,719 146,863
Enstar Group Ltd.* 1,621 380,497
Genworth Financial, Inc.,
Class A* 66,204 248,265
Goosehead Insurance, Inc.,
Class A(a) 2,312 352,094
Greenlight Capital Re Ltd.,
Class A* 3,637 26,877
HCI Group, Inc.(a) 756 83,742
Heritage Insurance Holdings,
Inc. 3,373 22,970
Horace Mann Educators Corp. 5,449 216,816
Independence Holding Co. 571 28,316
Investors Title Co. 173 31,590
James River Group Holdings
Ltd. 4,775 180,161
Kinsale Capital Group, Inc. 2,808 454,054
Maiden Holdings Ltd.* 9,272 29,299
MBIA, Inc.*(a) 6,396 82,189
MetroMile, Inc.*(a) 5,063 17,974
National Western Life Group,
Inc., Class A(a) 342 72,022
NI Holdings, Inc.* 1,144 20,089
Palomar Holdings, Inc.*(a) 3,209 259,383
ProAssurance Corp. 7,170 170,503
RLI Corp. 5,225 523,911
Safety Insurance Group, Inc. 1,931 153,032
Selective Insurance Group,
Inc. 7,760 586,113
Selectquote, Inc.*(a) 17,499 226,262
SiriusPoint Ltd.* 11,810 109,361
State Auto Financial Corp.(a) 2,356 120,038
Stewart Information Services
Corp. 3,485 220,461
Tiptree, Inc. 3,029 30,351
Trean Insurance Group, Inc.* 2,303 23,836
Trupanion, Inc.*(a) 4,986 387,263
United Fire Group, Inc. 2,805 64,795
United Insurance Holdings
Corp. 2,654 9,634
Universal Insurance Holdings,
Inc. 3,617 47,166
7,146,909
Interactive Media & Services 0.4%
Cargurus, Inc.*(a) 12,390 389,170
Cars.com, Inc.* 9,130 115,494
Eventbrite, Inc., Class A*(a) 9,800 185,318
EverQuote, Inc., Class A* 2,521 46,966
fuboTV, Inc.*(a) 17,169 411,369
Liberty TripAdvisor Holdings,
Inc., Class A* 9,718 30,029
MediaAlpha, Inc., Class A* 2,763 51,613
QuinStreet, Inc.* 6,621 116,265

110 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Interactive Media & Services
TrueCar, Inc.* 13,127 54,608
Yelp, Inc.* 9,345 348,008
1,748,840
Internet & Direct Marketing Retail 0.8%
1-800-Flowers.com, Inc.,
Class A* 3,555 108,463
CarParts.com, Inc.*(a) 6,320 98,655
Duluth Holdings, Inc., Class B* 1,620 22,081
Groupon, Inc.*(a) 3,101 70,734
Lands' End, Inc.*(a) 1,914 45,055
Liquidity Services, Inc.* 3,537 76,435
Overstock.com, Inc.*(a) 5,613 437,365
PetMed Express, Inc.(a) 2,630 70,668
Porch Group, Inc.*(a) 10,067 177,985
Quotient Technology, Inc.* 11,856 69,002
RealReal, Inc. (The)* 10,266 135,306
Revolve Group, Inc.* 4,689 289,639
Shutterstock, Inc. 3,055 346,193
Stamps.com, Inc.* 2,323 766,102
Stitch Fix, Inc., Class A* 7,715 308,214
Xometry, Inc., Class A*(a) 1,053 60,726
3,082,623
IT Services 1.5%
BigCommerce Holdings, Inc.,
Series 1*(a) 6,268 317,412
Brightcove, Inc.*(a) 5,364 61,901
Cantaloupe, Inc.*(a) 7,773 83,793
Cass Information Systems,
Inc.(a) 1,899 79,473
Conduent, Inc.* 21,874 144,150
CSG Systems International,
Inc. 4,250 204,850
DigitalOcean Holdings, Inc.*(a) 6,468 502,111
EVERTEC, Inc. 7,908 361,554
Evo Payments, Inc., Class A* 6,256 148,142
ExlService Holdings, Inc.* 4,288 527,939
Flywire Corp.*(a) 1,582 69,355
GreenBox POS*(a) 2,317 19,208
GreenSky, Inc., Class A* 9,572 107,015
Grid Dynamics Holdings, Inc.* 5,502 160,768
Hackett Group, Inc. (The) 3,323 65,197
I3 Verticals, Inc., Class A* 2,756 66,723
IBEX Holdings Ltd.* 740 12,580
International Money Express,
Inc.* 4,270 71,309
Limelight Networks, Inc.*(a) 16,669 39,672
LiveRamp Holdings, Inc.* 8,684 410,145
MAXIMUS, Inc. 8,008 666,266
MoneyGram International,
Inc.* 10,400 83,408
Paya Holdings, Inc.*(a) 10,966 119,200
Perficient, Inc.* 4,250 491,725
Priority Technology Holdings,
Inc.*(a) 1,568 10,474
Rackspace Technology,
Inc.*(a) 7,173 102,000
Repay Holdings Corp.*(a) 11,310 260,469
StarTek, Inc.* 2,197 12,105
TTEC Holdings, Inc. 2,414 225,781
Common Stocks
Shares Value ($)
IT Services
Tucows, Inc., Class A*(a) 1,255 99,082
Unisys Corp.*(a) 8,571 215,475
Verra Mobility Corp.*(a) 17,507 263,831
6,003,113
Leisure Products 0.5%
Acushnet Holdings Corp. 4,476 209,029
American Outdoor Brands,
Inc.* 1,880 46,173
AMMO, Inc.*(a) 8,792 54,071
Callaway Golf Co.* 15,112 417,545
Clarus Corp. 3,226 82,682
Escalade, Inc.(a) 1,364 25,793
Genius Brands International,
Inc.*(a) 37,648 51,201
Johnson Outdoors, Inc., Class
A 698 73,848
Latham Group, Inc.* 3,096 50,774
Malibu Boats, Inc., Class A*(a) 2,706 189,366
Marine Products Corp.(a) 1,063 13,298
MasterCraft Boat Holdings,
Inc.* 2,508 62,901
Nautilus, Inc.*(a) 3,973 36,989
Smith & Wesson Brands, Inc. 6,259 129,937
Sturm Ruger & Co., Inc. 2,243 165,489
Vista Outdoor, Inc.* 7,508 302,647
1,911,743
Life Sciences Tools & Services 0.9%
Absci Corp.* 1,812 21,074
Akoya Biosciences, Inc.*(a) 1,010 14,100
Alpha Teknova, Inc.*(a) 909 22,625
Berkeley Lights, Inc.* 6,396 125,106
Bionano Genomics, Inc.*(a) 36,724 201,982
ChromaDex Corp.*(a) 6,251 39,194
Codexis, Inc.*(a) 7,859 182,800
Cytek Biosciences, Inc.* 2,096 44,875
Fluidigm Corp.*(a) 10,001 65,907
Harvard Bioscience, Inc.* 5,136 35,849
Inotiv, Inc.* 1,727 50,497
Medpace Holdings, Inc.* 3,786 716,614
NanoString Technologies, Inc.* 5,922 284,315
NeoGenomics, Inc.*(a) 14,804 714,145
Pacific Biosciences of
California, Inc.* 25,389 648,689
Personalis, Inc.* 4,749 91,371
Quanterix Corp.* 4,029 200,604
Rapid Micro Biosystems, Inc.,
Class A* 1,044 19,283
Seer, Inc.*(a) 5,433 187,601
Singular Genomics Systems,
Inc.*(a) 1,546 17,300
3,683,931
Machinery 3.9%
AgEagle Aerial Systems,
Inc.*(a) 8,902 26,795
Alamo Group, Inc. 1,298 181,110
Albany International Corp.,
Class A 4,018 308,864
Altra Industrial Motion Corp. 8,460 468,261

NVIT Small Cap Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 111
Common Stocks
Shares Value ($)
Machinery
Astec Industries, Inc. 2,961 159,331
Barnes Group, Inc. 6,182 257,975
Blue Bird Corp.*(a) 2,108 43,973
Chart Industries, Inc.*(a) 4,769 911,404
CIRCOR International, Inc.*(a) 2,456 81,073
Columbus McKinnon Corp. 3,713 179,524
Commercial Vehicle Group,
Inc.* 4,276 40,451
Desktop Metal, Inc., Class
A*(a) 19,685 141,141
Douglas Dynamics, Inc. 3,013 109,372
Energy Recovery, Inc.* 5,625 107,044
Enerpac Tool Group Corp. 7,889 163,539
EnPro Industries, Inc. 2,696 234,876
ESCO Technologies, Inc. 3,340 257,180
Evoqua Water Technologies
Corp.* 15,111 567,569
ExOne Co. (The)*(a) 2,274 53,166
Federal Signal Corp. 7,868 303,862
Franklin Electric Co., Inc. 6,055 483,492
Gorman-Rupp Co. (The) 3,030 108,504
Greenbrier Cos., Inc. (The)(a) 4,163 178,967
Helios Technologies, Inc.(a) 4,222 346,668
Hillenbrand, Inc. 9,527 406,327
Hydrofarm Holdings Group,
Inc.*(a) 5,082 192,354
Hyliion Holdings Corp.*(a) 15,638 131,359
Hyster-Yale Materials
Handling, Inc. 1,333 66,997
Ideanomics, Inc.*(a) 54,497 107,359
John Bean Technologies Corp. 4,098 575,974
Kadant, Inc. 1,504 306,966
Kennametal, Inc. 10,916 373,655
Lindsay Corp. 1,423 215,997
Luxfer Holdings plc 3,596 70,589
Lydall, Inc.* 2,284 141,814
Manitowoc Co., Inc. (The)* 4,579 98,082
Mayville Engineering Co., Inc.* 1,170 21,996
Meritor, Inc.* 8,860 188,807
Miller Industries, Inc. 1,480 50,379
Mueller Industries, Inc. 7,336 301,510
Mueller Water Products, Inc.,
Class A 20,566 313,014
Nikola Corp.*(a) 29,381 313,495
NN, Inc.* 5,701 29,930
Omega Flex, Inc.(a) 414 59,074
Park-Ohio Holdings Corp.(a) 1,135 28,965
Proto Labs, Inc.*(a) 3,628 241,625
RBC Bearings, Inc.* 3,652 774,954
REV Group, Inc. 3,798 65,174
Rexnord Corp. 15,845 1,018,675
Shyft Group, Inc. (The) 4,520 171,805
SPX Corp.* 5,726 306,055
SPX FLOW, Inc. 5,427 396,714
Standex International Corp. 1,578 156,080
Tennant Co.(a) 2,411 178,293
Terex Corp. 8,935 376,163
Titan International, Inc.* 6,735 48,223
TriMas Corp.*(a) 5,643 182,607
Trinity Industries, Inc.(a) 10,290 279,579
Common Stocks
Shares Value ($)
Machinery
Wabash National Corp.(a) 6,521 98,663
Watts Water Technologies,
Inc., Class A 3,592 603,779
Welbilt, Inc.* 17,071 396,730
15,003,903
Marine 0.2%
Costamare, Inc.(a) 7,041 109,065
Eagle Bulk Shipping, Inc.*(a) 1,111 56,016
Genco Shipping & Trading Ltd. 4,285 86,257
Matson, Inc.(a) 5,611 452,864
Safe Bulkers, Inc.* 7,323 37,860
742,062
Media 1.2%
Advantage Solutions, Inc.*(a) 10,191 88,152
AMC Networks, Inc., Class
A*(a) 3,799 176,995
Boston Omaha Corp., Class
A*(a) 2,325 90,163
Cardlytics, Inc.*(a) 4,174 350,366
Clear Channel Outdoor
Holdings, Inc.* 48,446 131,289
comScore, Inc.*(a) 9,171 35,767
Daily Journal Corp.* 161 51,580
Digital Media Solutions,
Inc.*(a) 437 3,168
Emerald Holding, Inc.*(a) 3,124 13,558
Entercom Communications
Corp.* 15,736 57,908
Entravision Communications
Corp., Class A 7,921 56,239
EW Scripps Co. (The), Class A 7,644 138,051
Fluent, Inc.* 5,660 12,848
Gannett Co., Inc.* 18,770 125,384
Gray Television, Inc. 11,158 254,626
Hemisphere Media Group,
Inc.* 2,123 25,858
iHeartMedia, Inc., Class A* 14,623 365,867
Integral Ad Science Holding
Corp.*(a) 2,216 45,716
John Wiley & Sons, Inc., Class
A 5,634 294,151
Loral Space &
Communications, Inc. 1,713 73,676
Magnite, Inc.*(a) 16,955 474,740
Meredith Corp.* 5,209 290,141
National CineMedia, Inc. 7,849 27,942
Scholastic Corp. 3,443 122,743
Sinclair Broadcast Group, Inc.,
Class A(a) 5,997 189,985
Stagwell, Inc.* 8,337 63,945
TechTarget, Inc.*(a) 3,332 274,623
TEGNA, Inc. 28,880 569,514
Thryv Holdings, Inc.* 863 25,925
WideOpenWest, Inc.* 6,992 137,393
4,568,313
Metals & Mining 1.2%
Allegheny Technologies, Inc.* 16,632 276,590
Arconic Corp.* 14,415 454,649

112 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Metals & Mining
Carpenter Technology Corp.(a) 6,221 203,676
Century Aluminum Co.* 6,852 92,159
Coeur Mining, Inc.* 32,332 199,488
Commercial Metals Co. 15,682 477,674
Compass Minerals
International, Inc. 4,466 287,610
Constellium SE* 16,029 301,025
Gatos Silver, Inc.*(a) 6,057 70,443
Haynes International, Inc.(a) 1,667 62,096
Hecla Mining Co.(a) 69,413 381,772
Kaiser Aluminum Corp. 2,064 224,893
Materion Corp. 2,660 182,582
MP Materials Corp.*(a) 9,525 306,991
Novagold Resources, Inc.* 30,971 213,081
Olympic Steel, Inc. 1,224 29,817
Perpetua Resources Corp.* 3,499 17,425
PolyMet Mining Corp.*(a) 3,769 11,495
Ryerson Holding Corp. 2,192 48,816
Schnitzer Steel Industries,
Inc., Class A 3,385 148,297
SunCoke Energy, Inc. 11,090 69,645
TimkenSteel Corp.* 6,064 79,317
Warrior Met Coal, Inc. 6,721 156,398
Worthington Industries, Inc. 4,416 232,723
4,528,662
Mortgage Real Estate Investment Trusts (REITs) 1.2%
AFC Gamma, Inc. 1,252 27,018
Apollo Commercial Real
Estate Finance, Inc.(a) 18,323 271,730
Arbor Realty Trust, Inc.(a) 16,974 314,528
Ares Commercial Real Estate
Corp. 5,030 75,852
ARMOUR Residential REIT,
Inc.(a) 9,433 101,688
Blackstone Mortgage Trust,
Inc., Class A 19,311 585,510
Brightspire Capital, Inc.(a) 11,262 105,750
Broadmark Realty Capital, Inc.
(a) 16,773 165,382
Capstead Mortgage Corp. 12,723 85,117
Chimera Investment Corp. 30,713 456,088
Dynex Capital, Inc. 4,055 70,070
Ellington Financial, Inc.(a) 5,476 100,156
Granite Point Mortgage Trust,
Inc.(a) 7,304 96,194
Great Ajax Corp.(a) 2,894 39,040
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc.(a) 10,012 535,442
Invesco Mortgage Capital, Inc.
(a) 33,108 104,290
KKR Real Estate Finance
Trust, Inc.(a) 4,312 90,983
Ladder Capital Corp. 14,838 163,960
MFA Financial, Inc. 57,805 264,169
New York Mortgage Trust, Inc. 49,574 211,185
Orchid Island Capital, Inc.(a) 12,649 61,854
PennyMac Mortgage
Investment Trust(a) 12,797 251,973
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Ready Capital Corp. 7,717 111,356
Redwood Trust, Inc.(a) 14,760 190,256
TPG RE Finance Trust, Inc.(a) 8,010 99,164
Two Harbors Investment Corp.
(a) 40,988 259,864
4,838,619
Multiline Retail 0.4%
Big Lots, Inc.(a) 4,474 193,992
Dillard's, Inc., Class A(a) 786 135,601
Franchise Group, Inc. 3,780 133,850
Macy's, Inc. 41,022 927,097
1,390,540
Multi-Utilities 0.3%
Avista Corp. 9,055 354,232
Black Hills Corp. 8,233 516,703
NorthWestern Corp. 6,776 388,265
Unitil Corp. 1,976 84,533
1,343,733
Oil, Gas & Consumable Fuels 3.6%
Aemetis, Inc.*(a) 3,095 56,577
Alto Ingredients, Inc.*(a) 9,539 47,123
Altus Midstream Co.(a) 435 30,028
Antero Resources Corp.* 37,364 702,817
Arch Resources, Inc.*(a) 1,974 183,088
Berry Corp. 8,996 64,861
Bonanza Creek Energy, Inc. 4,029 192,989
Brigham Minerals, Inc., Class
A(a) 5,822 111,549
California Resources Corp.* 10,788 442,308
Callon Petroleum Co.* 5,209 255,658
Centennial Resource
Development, Inc., Class A* 24,154 161,832
Centrus Energy Corp., Class
A* 1,261 48,750
Chesapeake Energy Corp. 12,900 794,511
Clean Energy Fuels Corp.*(a) 18,552 151,199
CNX Resources Corp.* 28,262 356,666
Comstock Resources, Inc.* 12,216 126,436
CONSOL Energy, Inc.* 4,569 118,885
Contango Oil & Gas Co.*(a) 19,593 89,540
CVR Energy, Inc.(a) 3,948 65,774
Delek US Holdings, Inc.*(a) 8,573 154,057
Denbury, Inc.* 6,588 462,807
DHT Holdings, Inc. 18,509 120,864
Dorian LPG Ltd. 3,985 49,454
Earthstone Energy, Inc., Class
A* 3,196 29,403
Energy Fuels, Inc.*(a) 18,809 132,039
Equitrans Midstream Corp. 53,401 541,486
Extraction Oil & Gas, Inc.* 2,085 117,698
Falcon Minerals Corp.(a) 5,139 24,153
Frontline Ltd.*(a) 15,934 149,302
Gevo, Inc.*(a) 25,484 169,214
Golar LNG Ltd.* 13,716 177,897
Green Plains, Inc.*(a) 5,719 186,725
HighPeak Energy, Inc. 206 1,854
International Seaways, Inc. 5,489 100,010
Kosmos Energy Ltd.*(a) 54,050 159,988

NVIT Small Cap Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 113
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Laredo Petroleum, Inc.*(a) 1,678 136,035
Magnolia Oil & Gas Corp.,
Class A(a) 18,179 323,404
Matador Resources Co. 14,460 550,058
Murphy Oil Corp. 19,134 477,776
Nordic American Tankers Ltd.
(a) 20,142 51,564
Northern Oil and Gas, Inc. 6,381 136,553
Oasis Petroleum, Inc.(a) 2,635 261,972
Ovintiv, Inc. 34,227 1,125,384
Par Pacific Holdings, Inc.* 5,968 93,817
PBF Energy, Inc., Class A* 12,850 166,664
PDC Energy, Inc. 12,982 615,217
Peabody Energy Corp.* 10,513 155,487
Penn Virginia Corp.* 2,056 54,834
Range Resources Corp.* 31,219 706,486
Renewable Energy Group,
Inc.*(a) 5,846 293,469
REX American Resources
Corp.* 708 56,548
Riley Exploration Permian, Inc.
(a) 411 9,650
Scorpio Tankers, Inc.(a) 6,506 120,621
SFL Corp. Ltd. 13,946 116,867
SM Energy Co. 15,554 410,314
Southwestern Energy Co.*(a) 88,488 490,224
Talos Energy, Inc.* 4,918 67,721
Teekay Corp.*(a) 9,264 33,906
Teekay Tankers Ltd., Class
A*(a) 3,181 46,220
Tellurian, Inc.*(a) 42,280 165,315
Uranium Energy Corp.*(a) 28,311 86,349
Ur-Energy, Inc.*(a) 24,135 41,512
Vine Energy, Inc., Class A*(a) 2,751 45,309
W&T Offshore, Inc.*(a) 12,518 46,567
Whiting Petroleum Corp.* 5,143 300,403
World Fuel Services Corp. 8,145 273,835
14,037,623
Paper & Forest Products 0.2%
Clearwater Paper Corp.* 2,200 84,326
Domtar Corp.* 6,527 355,983
Glatfelter Corp.(a) 5,841 82,358
Neenah, Inc. 2,249 104,826
Schweitzer-Mauduit
International, Inc.(a) 4,088 141,690
Verso Corp., Class A 3,522 73,081
842,264
Personal Products 0.5%
Beauty Health Co. (The)*(a) 11,386 295,694
BellRing Brands, Inc., Class A* 5,200 159,900
Edgewell Personal Care Co. 7,092 257,440
elf Beauty, Inc.* 6,092 176,973
Honest Co., Inc. (The)*(a) 3,312 34,378
Inter Parfums, Inc. 2,335 174,588
Medifast, Inc. 1,521 293,005
Nature's Sunshine Products,
Inc. 1,548 22,678
Nu Skin Enterprises, Inc.,
Class A 6,489 262,610
Common Stocks
Shares Value ($)
Personal Products
Revlon, Inc., Class A*(a) 925 9,352
USANA Health Sciences, Inc.* 1,628 150,102
Veru, Inc.* 8,430 71,908
1,908,628
Pharmaceuticals 1.6%
9 Meters Biopharma, Inc.*(a) 28,347 36,851
Aclaris Therapeutics, Inc.*(a) 5,791 104,238
Aerie Pharmaceuticals, Inc.*(a) 5,646 64,364
Amneal Pharmaceuticals, Inc.* 13,301 71,027
Amphastar Pharmaceuticals,
Inc.*(a) 4,937 93,852
Ampio Pharmaceuticals,
Inc.*(a) 25,371 42,116
Angion Biomedica Corp.*(a) 2,842 27,766
ANI Pharmaceuticals, Inc.*(a) 1,304 42,797
Antares Pharma, Inc.*(a) 22,265 81,045
Arvinas, Inc.* 5,698 468,262
Atea Pharmaceuticals, Inc.*(a) 8,432 295,626
Athira Pharma, Inc.*(a) 4,302 40,353
Avalo Therapeutics, Inc.* 6,913 15,070
Axsome Therapeutics, Inc.*(a) 3,706 122,150
BioDelivery Sciences
International, Inc.*(a) 12,423 44,847
Cara Therapeutics, Inc.*(a) 5,926 91,557
Cassava Sciences, Inc.*(a) 4,996 310,152
Citius Pharmaceuticals,
Inc.*(a) 15,146 30,746
Collegium Pharmaceutical,
Inc.* 4,695 92,679
Corcept Therapeutics, Inc.* 12,622 248,401
CorMedix, Inc.*(a) 5,054 23,501
Cymabay Therapeutics,
Inc.*(a) 9,245 33,744
Cyteir Therapeutics, Inc.*(a) 1,092 19,165
Durect Corp.* 30,174 38,623
Edgewise Therapeutics,
Inc.*(a) 1,646 27,324
Endo International plc*(a) 30,574 99,060
Esperion Therapeutics, Inc.*(a) 3,501 42,187
Evolus, Inc.*(a) 4,302 32,781
EyePoint Pharmaceuticals,
Inc.*(a) 2,818 29,364
Fulcrum Therapeutics, Inc.*(a) 2,954 83,332
Harmony Biosciences
Holdings, Inc.*(a) 2,982 114,300
Ikena Oncology, Inc.*(a) 1,489 18,791
Innoviva, Inc.* 5,661 94,595
Intra-Cellular Therapies, Inc.* 9,227 343,983
Kala Pharmaceuticals, Inc.*(a) 6,312 16,537
Kaleido Biosciences, Inc.*(a) 2,529 13,808
KemPharm, Inc.*(a) 3,812 35,566
Landos Biopharma, Inc.*(a) 611 8,921
Marinus Pharmaceuticals,
Inc.*(a) 4,926 56,058
Mind Medicine MindMed,
Inc.*(a) 42,959 100,094
NGM Biopharmaceuticals,
Inc.*(a) 4,203 88,347
Nuvation Bio, Inc.* 8,710 86,577

114 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Ocular Therapeutix, Inc.* 10,225 102,250
Omeros Corp.*(a) 8,043 110,913
Oramed Pharmaceuticals,
Inc.*(a) 3,564 78,337
Pacira BioSciences, Inc.* 5,699 319,144
Paratek Pharmaceuticals,
Inc.*(a) 6,107 29,680
Phathom Pharmaceuticals,
Inc.*(a) 2,701 86,702
Phibro Animal Health Corp.,
Class A 2,727 58,740
Pliant Therapeutics, Inc.*(a) 3,209 54,168
Prestige Consumer
Healthcare, Inc.* 6,539 366,903
Provention Bio, Inc.*(a) 7,398 47,347
Rain Therapeutics, Inc.*(a) 987 14,766
Reata Pharmaceuticals, Inc.,
Class A*(a) 3,584 360,586
Relmada Therapeutics, Inc.* 2,001 52,446
Revance Therapeutics, Inc.* 9,164 255,309
Seelos Therapeutics, Inc.*(a) 13,231 31,887
SIGA Technologies, Inc.*(a) 6,604 48,804
Supernus Pharmaceuticals,
Inc.*(a) 6,413 171,035
Tarsus Pharmaceuticals,
Inc.*(a) 1,124 24,222
Terns Pharmaceuticals,
Inc.*(a) 1,493 15,557
TherapeuticsMD, Inc.*(a) 48,246 35,770
Theravance Biopharma, Inc.* 7,111 52,621
Verrica Pharmaceuticals,
Inc.*(a) 1,710 21,375
WaVe Life Sciences Ltd.* 5,003 24,515
Zogenix, Inc.* 7,480 113,621
6,207,255
Professional Services 1.7%
Acacia Research Corp.*(a) 6,539 44,400
ASGN, Inc.* 6,786 767,768
Atlas Technical Consultants,
Inc.*(a) 1,823 18,540
Barrett Business Services, Inc. 998 76,108
CBIZ, Inc.* 6,533 211,277
CRA International, Inc. 949 94,274
Exponent, Inc. 6,781 767,270
First Advantage Corp.* 3,864 73,609
Forrester Research, Inc.* 1,505 74,136
Franklin Covey Co.* 1,663 67,834
GP Strategies Corp.*(a) 1,680 34,776
Heidrick & Struggles
International, Inc. 2,580 115,145
HireQuest, Inc.(a) 807 15,599
Huron Consulting Group, Inc.* 2,919 151,788
ICF International, Inc. 2,415 215,635
Insperity, Inc. 4,744 525,351
KBR, Inc.(a) 18,464 727,482
Kelly Services, Inc., Class A 4,697 88,679
Kforce, Inc. 2,646 157,807
Korn Ferry 7,122 515,348
Common Stocks
Shares Value ($)
Professional Services
ManTech International Corp.,
Class A 3,580 271,794
Mistras Group, Inc.* 2,664 27,066
Resources Connection, Inc. 4,207 66,387
TriNet Group, Inc.* 5,293 500,612
TrueBlue, Inc.* 4,664 126,301
Upwork, Inc.*(a) 15,406 693,732
Willdan Group, Inc.* 1,459 51,926
6,480,644
Real Estate Management & Development 0.7%
Cushman & Wakefield plc*(a) 18,116 337,139
eXp World Holdings, Inc.(a) 8,195 325,915
Fathom Holdings, Inc.*(a) 673 17,969
Forestar Group, Inc.* 2,275 42,383
FRP Holdings, Inc.* 891 49,825
Kennedy-Wilson Holdings, Inc. 15,680 328,026
Marcus & Millichap, Inc.* 3,167 128,644
Newmark Group, Inc., Class A 19,483 278,802
Rafael Holdings, Inc., Class
B*(a) 1,300 39,949
RE/MAX Holdings, Inc., Class
A 2,470 76,965
Realogy Holdings Corp.* 15,041 263,819
Redfin Corp.*(a) 13,283 665,478
RMR Group, Inc. (The), Class
A 2,036 68,104
St Joe Co. (The)(a) 4,351 183,177
Tejon Ranch Co.*(a) 2,780 49,373
2,855,568
Road & Rail 0.7%
ArcBest Corp. 3,305 270,250
Avis Budget Group, Inc.*(a) 6,362 741,237
Covenant Logistics Group,
Inc.* 1,581 43,715
Daseke, Inc.* 5,243 48,288
Heartland Express, Inc. 6,364 101,951
HyreCar, Inc.*(a) 2,338 19,873
Marten Transport Ltd. 7,938 124,547
PAM Transportation Services,
Inc.* 474 21,321
Saia, Inc.* 3,465 824,774
Universal Logistics Holdings,
Inc. 1,000 20,080
US Xpress Enterprises, Inc.,
Class A*(a) 3,588 30,964
Werner Enterprises, Inc. 8,183 362,261
Yellow Corp.* 6,716 37,945
2,647,206
Semiconductors & Semiconductor Equipment 2.9%
Alpha & Omega
Semiconductor Ltd.* 2,817 88,369
Ambarella, Inc.* 4,563 710,642
Amkor Technology, Inc. 13,329 332,558
Atomera, Inc.*(a) 2,708 62,528
Axcelis Technologies, Inc.* 4,349 204,533
AXT, Inc.*(a) 5,326 44,366
CEVA, Inc.*(a) 2,941 125,492
CMC Materials, Inc. 3,815 470,122

NVIT Small Cap Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 115
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Cohu, Inc.* 6,258 199,880
Diodes, Inc.* 5,692 515,638
DSP Group, Inc.* 3,009 65,927
FormFactor, Inc.* 10,154 379,049
Ichor Holdings Ltd.* 3,621 148,787
Impinj, Inc.*(a) 2,489 142,197
Kopin Corp.* 10,351 53,101
Kulicke & Soffa Industries, Inc. 7,995 465,949
Lattice Semiconductor Corp.* 17,721 1,145,663
MACOM Technology Solutions
Holdings, Inc.*(a) 6,358 412,443
MaxLinear, Inc.* 9,265 456,301
Meta Materials, Inc.*(a) 28,604 165,331
NeoPhotonics Corp.*(a) 6,728 58,601
NVE Corp.(a) 636 40,685
Onto Innovation, Inc.* 6,359 459,438
PDF Solutions, Inc.*(a) 3,958 91,192
Photronics, Inc.* 7,868 107,241
Power Integrations, Inc. 7,884 780,437
Rambus, Inc.* 14,164 314,441
Semtech Corp.* 8,445 658,457
Silicon Laboratories, Inc.* 5,799 812,788
SiTime Corp.* 1,700 347,089
SkyWater Technology, Inc.*(a) 1,049 28,533
SMART Global Holdings,
Inc.*(a) 2,288 101,816
SunPower Corp.*(a) 10,443 236,847
Synaptics, Inc.* 4,608 828,196
Ultra Clean Holdings, Inc.* 5,803 247,208
Veeco Instruments, Inc.*(a) 6,502 144,409
11,446,254
Software 6.3%
8x8, Inc.* 14,200 332,138
A10 Networks, Inc.* 8,016 108,056
ACI Worldwide, Inc.* 15,406 473,426
Agilysys, Inc.*(a) 2,540 132,994
Alarm.com Holdings, Inc.*(a) 6,174 482,745
Alkami Technology, Inc.* 929 22,928
Altair Engineering, Inc., Class
A*(a) 6,055 417,432
American Software, Inc., Class
A(a) 4,122 97,898
Appfolio, Inc., Class A*(a) 2,447 294,619
Appian Corp.*(a) 5,136 475,131
Asana, Inc., Class A* 9,656 1,002,679
Avaya Holdings Corp.* 10,775 213,237
Benefitfocus, Inc.* 3,331 36,974
Blackbaud, Inc.* 6,319 444,542
Blackline, Inc.*(a) 7,005 827,010
Bottomline Technologies DE,
Inc.* 5,780 227,038
Box, Inc., Class A* 18,609 440,475
BTRS Holdings, Inc.*(a) 8,449 89,897
Cerence, Inc.*(a) 4,941 474,880
ChannelAdvisor Corp.* 3,895 98,271
Cleanspark, Inc.*(a) 4,367 50,614
Cloudera, Inc.* 30,221 482,629
CommVault Systems, Inc.* 5,984 450,655
Cornerstone OnDemand, Inc.* 8,224 470,906
Common Stocks
Shares Value ($)
Software
Couchbase, Inc.* 1,263 39,292
CS Disco, Inc.*(a) 964 46,214
Digimarc Corp.*(a) 1,699 58,514
Digital Turbine, Inc.*(a) 11,856 815,100
Domo, Inc., Class B* 3,598 303,815
E2open Parent Holdings,
Inc.*(a) 21,188 239,424
Ebix, Inc.(a) 3,540 95,332
eGain Corp.* 2,727 27,815
Envestnet, Inc.* 7,094 569,223
EverCommerce, Inc.*(a) 2,171 35,800
GTY Technology Holdings,
Inc.*(a) 4,293 32,283
Instructure Holdings, Inc.*(a) 1,565 35,353
Intapp, Inc.*(a) 1,314 33,849
Intelligent Systems Corp.*(a) 983 39,920
InterDigital, Inc. 4,040 273,993
J2 Global, Inc.* 5,675 775,318
JFrog Ltd.* 6,884 230,614
Kaltura, Inc.*(a) 2,273 23,389
LivePerson, Inc.*(a) 8,465 499,012
Marathon Digital Holdings,
Inc.*(a) 12,465 393,645
MeridianLink, Inc.*(a) 1,652 36,939
MicroStrategy, Inc., Class
A*(a) 1,025 592,860
Mimecast Ltd.* 7,956 506,002
Mitek Systems, Inc.*(a) 5,598 103,563
Model N, Inc.*(a) 4,639 155,407
Momentive Global, Inc.* 17,092 335,003
ON24, Inc.* 3,511 70,009
OneSpan, Inc.*(a) 4,698 88,228
PagerDuty, Inc.*(a) 10,540 436,567
Ping Identity Holding Corp.*(a) 5,804 142,604
Progress Software Corp. 5,742 282,449
PROS Holdings, Inc.* 5,219 185,170
Q2 Holdings, Inc.* 7,139 572,119
QAD, Inc., Class A 1,586 138,601
Qualys, Inc.* 4,452 495,463
Rapid7, Inc.*(a) 7,257 820,186
Rekor Systems, Inc.*(a) 4,186 48,097
Rimini Street, Inc.* 5,849 56,443
Riot Blockchain, Inc.*(a) 11,008 282,906
SailPoint Technologies
Holdings, Inc.*(a) 11,947 512,287
Sapiens International Corp.
NV 4,126 118,746
SecureWorks Corp., Class
A*(a) 1,279 25,427
ShotSpotter, Inc.* 1,130 41,098
Smith Micro Software, Inc.* 5,932 28,711
Sprout Social, Inc., Class A* 5,841 712,310
SPS Commerce, Inc.* 4,711 759,931
Sumo Logic, Inc.*(a) 10,883 175,434
Telos Corp.*(a) 5,212 148,125
Tenable Holdings, Inc.* 11,847 546,621
Upland Software, Inc.* 3,815 127,574
Varonis Systems, Inc.*(a) 13,828 841,434
Verint Systems, Inc.* 8,413 376,818
Veritone, Inc.* 3,789 90,519

116 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Software
Viant Technology, Inc., Class
A* 1,512 18,477
VirnetX Holding Corp.*(a) 8,461 33,167
Vonage Holdings Corp.* 31,561 508,763
Workiva, Inc.* 5,605 790,081
Xperi Holding Corp. 13,705 258,202
Yext, Inc.* 14,502 174,459
Zix Corp.*(a) 7,137 50,459
Zuora, Inc., Class A*(a) 13,995 232,037
24,634,375
Specialty Retail 2.5%
Aaron's Co., Inc. (The) 4,234 116,604
Abercrombie & Fitch Co.,
Class A* 8,011 301,454
Academy Sports & Outdoors,
Inc.* 10,146 406,043
American Eagle Outfitters, Inc.
(a) 19,873 512,723
America's Car-Mart, Inc.* 809 94,475
Arko Corp.*(a) 15,762 159,196
Asbury Automotive Group,
Inc.*(a) 2,528 497,359
Barnes & Noble Education,
Inc.*(a) 5,126 51,209
Bed Bath & Beyond, Inc.* 13,727 237,134
Big 5 Sporting Goods Corp.(a) 2,777 63,982
Boot Barn Holdings, Inc.* 3,833 340,639
Buckle, Inc. (The)(a) 3,970 157,172
Caleres, Inc. 4,916 109,234
Camping World Holdings, Inc.,
Class A(a) 5,573 216,622
CarLotz, Inc.* 7,675 29,242
Cato Corp. (The), Class A 2,639 43,649
Chico's FAS, Inc.* 16,048 72,055
Children's Place, Inc. (The)* 1,836 138,177
Citi Trends, Inc.*(a) 1,148 83,758
Conn's, Inc.* 2,382 54,381
Container Store Group, Inc.
(The)*(a) 4,241 40,374
Designer Brands, Inc., Class
A* 8,020 111,719
Genesco, Inc.* 1,956 112,920
Group 1 Automotive, Inc. 2,295 431,185
GrowGeneration Corp.*(a) 7,063 174,244
Guess?, Inc. 5,370 112,824
Haverty Furniture Cos., Inc. 2,225 75,005
Hibbett, Inc. 2,096 148,271
JOANN, Inc.(a) 1,576 17,557
Kirkland's, Inc.* 1,869 35,903
Lazydays Holdings, Inc.* 959 20,465
Lumber Liquidators Holdings,
Inc.*(a) 3,822 71,395
MarineMax, Inc.*(a) 2,757 133,770
Monro, Inc.(a) 4,333 249,191
Murphy USA, Inc. 3,157 528,040
National Vision Holdings,
Inc.*(a) 10,658 605,055
ODP Corp. (The)* 6,227 250,076
Common Stocks
Shares Value ($)
Specialty Retail
OneWater Marine, Inc., Class
A(a) 1,369 55,047
Party City Holdco, Inc.* 14,742 104,668
Rent-A-Center, Inc. 8,608 483,856
Sally Beauty Holdings, Inc.* 14,716 247,965
Shift Technologies, Inc.*(a) 8,279 57,456
Shoe Carnival, Inc. 2,356 76,382
Signet Jewelers Ltd. 6,809 537,639
Sleep Number Corp.*(a) 3,017 282,029
Sonic Automotive, Inc., Class
A 2,858 150,159
Sportsman's Warehouse
Holdings, Inc.* 5,807 102,203
Tilly's, Inc., Class A 3,024 42,366
Torrid Holdings, Inc.*(a) 1,667 25,722
TravelCenters of America,
Inc.* 1,665 82,900
Urban Outfitters, Inc.* 8,958 265,963
Winmark Corp. 452 97,194
Zumiez, Inc.* 2,912 115,781
9,530,432
Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.*(a) 15,852 437,040
Avid Technology, Inc.* 4,823 139,481
Corsair Gaming, Inc.*(a) 3,587 93,011
Diebold Nixdorf, Inc.* 9,599 97,046
Eastman Kodak Co.*(a) 5,985 40,758
Quantum Corp.* 7,451 38,596
Super Micro Computer, Inc.* 5,636 206,108
Turtle Beach Corp.* 1,996 55,529
1,107,569
Textiles, Apparel & Luxury Goods 0.8%
Crocs, Inc.* 8,066 1,157,310
Fossil Group, Inc.* 6,291 74,548
G-III Apparel Group Ltd.* 5,763 163,093
Kontoor Brands, Inc. 6,773 338,311
Movado Group, Inc.(a) 2,097 66,034
Oxford Industries, Inc. 2,098 189,177
PLBY Group, Inc.*(a) 3,077 72,525
Rocky Brands, Inc. 914 43,516
Steven Madden Ltd. 10,711 430,154
Superior Group of Cos., Inc. 1,535 35,750
Unifi, Inc.* 1,770 38,816
Vera Bradley, Inc.* 3,433 32,304
Wolverine World Wide, Inc. 10,619 316,871
2,958,409
Thrifts & Mortgage Finance 1.6%
Axos Financial, Inc.*(a) 7,450 383,973
Blue Foundry Bancorp* 3,659 50,458
Bridgewater Bancshares, Inc.* 2,809 49,186
Capitol Federal Financial, Inc. 16,969 194,974
Columbia Financial, Inc.*(a) 5,133 94,961
Essent Group Ltd. 14,457 636,253
Federal Agricultural Mortgage
Corp., Class C 1,220 132,394
Finance of America Cos., Inc.,
Class A*(a) 4,583 22,686
Flagstar Bancorp, Inc. 6,806 345,609

NVIT Small Cap Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 117
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
FS Bancorp, Inc. 979 33,883
Hingham Institution for
Savings 193 64,983
Home Bancorp, Inc. 1,020 39,454
Home Point Capital, Inc.(a) 1,076 4,433
HomeStreet, Inc. 2,642 108,718
Kearny Financial Corp. 9,743 121,105
Luther Burbank Corp. 2,082 27,920
Merchants Bancorp 1,313 51,824
Meridian Bancorp, Inc.(a) 6,237 129,480
Meta Financial Group, Inc. 4,106 215,483
Mr. Cooper Group, Inc.* 9,263 381,358
NMI Holdings, Inc., Class A* 10,963 247,873
Northfield Bancorp, Inc.(a) 5,884 100,969
Northwest Bancshares, Inc. 15,982 212,241
Ocwen Financial Corp.* 1,090 30,662
PCSB Financial Corp. 1,814 33,450
PennyMac Financial Services,
Inc. 4,288 262,125
Pioneer Bancorp, Inc.*(a) 1,550 19,592
Premier Financial Corp. 4,831 153,819
Provident Bancorp, Inc. 2,104 33,706
Provident Financial Services,
Inc. 9,911 232,611
Radian Group, Inc. 24,348 553,187
Southern Missouri Bancorp,
Inc. 1,031 46,282
TrustCo Bank Corp. 2,520 80,564
Velocity Financial, Inc.*(a) 1,120 14,739
Walker & Dunlop, Inc. 3,819 433,456
Washington Federal, Inc. 8,844 303,438
Waterstone Financial, Inc. 2,888 59,175
WSFS Financial Corp. 6,139 314,992
6,222,016
Tobacco 0.1%
22nd Century Group, Inc.*(a) 20,139 59,612
Turning Point Brands, Inc. 1,943 92,778
Universal Corp. 3,225 155,864
Vector Group Ltd. 18,755 239,126
547,380
Trading Companies & Distributors 1.3%
Alta Equipment Group, Inc.* 2,522 34,627
Applied Industrial
Technologies, Inc. 5,068 456,779
Beacon Roofing Supply, Inc.* 7,287 348,027
BlueLinx Holdings, Inc.* 1,197 58,510
Boise Cascade Co. 5,143 277,619
CAI International, Inc. 2,170 121,325
Custom Truck One Source,
Inc.*(a) 6,034 56,297
DXP Enterprises, Inc.* 2,378 70,318
EVI Industries, Inc.*(a) 746 20,291
GATX Corp.(a) 4,611 412,961
Global Industrial Co.(a) 1,699 64,375
GMS, Inc.* 5,582 244,492
H&E Equipment Services, Inc. 4,199 145,747
Herc Holdings, Inc.* 3,259 532,716
Karat Packaging, Inc.*(a) 725 15,247
Lawson Products, Inc.*(a) 635 31,756
Common Stocks
Shares Value ($)
Trading Companies & Distributors
McGrath RentCorp(a) 3,153 226,858
MRC Global, Inc.* 10,739 78,824
NOW, Inc.* 14,705 112,493
Rush Enterprises, Inc., Class A 5,515 249,057
Rush Enterprises, Inc., Class
B 875 40,049
Textainer Group Holdings Ltd.* 6,258 218,467
Titan Machinery, Inc.* 2,585 66,977
Transcat, Inc.* 944 60,869
Triton International Ltd. 8,716 453,581
Veritiv Corp.* 1,916 171,597
WESCO International, Inc.* 5,814 670,471
Willis Lease Finance Corp.* 358 13,314
5,253,644
Water Utilities 0.4%
American States Water Co. 4,817 411,950
Artesian Resources Corp.,
Class A 1,086 41,452
Cadiz, Inc.* 2,653 18,677
California Water Service
Group 6,778 399,427
Global Water Resources, Inc. 1,687 31,581
Middlesex Water Co.(a) 2,256 231,872
Pure Cycle Corp.* 2,567 34,167
SJW Group 3,613 238,675
York Water Co. (The)(a) 1,737 75,872
1,483,673
Wireless Telecommunication Services 0.2%
Gogo, Inc.*(a) 7,885 136,410
Shenandoah
Telecommunications Co. 6,310 199,270
Telephone & Data Systems,
Inc.(a) 13,195 257,303
United States Cellular Corp.* 2,039 65,024
658,007
Total Common Stocks
(cost $241,899,532) 382,814,675
Corporate Bond
Corporate Bond 0.0%
†
Principal
Amount ($) Value ($)
Capital Markets 0.0%
†
GAMCO Investors, Inc.,
4.00%, 06/15/23(c) 1,000 995
Total Corporate Bond
(cost  $1,893) 995
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞(a) 2,552 0

118 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
Rights
Number of
Rights
Value ($)
Biotechnology
Oncternal Therapeutics, Inc.,
CVR*∞(a) 97 99
99
Total Rights
(cost $7,656) 99
Repurchase Agreements 8.4%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$609,004, collateralized
by U.S. Government
Agency Securities,
ranging from 0.44% -
6.00%, maturing 5/1/2024
- 7/20/2071; total market
value $621,183.(d) 609,003 609,003
CF Secured, LLC,
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$1,000,002, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.38% - 4.50%, maturing
4/15/2024 - 8/15/2051;
total market value
$1,020,002.(d) 1,000,000 1,000,000
MetLife, Inc.,
0.06%, dated
9/30/2021, due
10/1/2021, repurchase
price $10,000,017,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 8/15/2027 -
11/15/2050; total market
value $10,204,099.(d) 10,000,000 10,000,000
NatWest Markets Securities,
Inc.,
0.05%, dated 9/28/2021,
due 10/5/2021,
repurchase price
$8,000,078, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.25%
- 2.88%, maturing
10/15/2021 - 5/15/2031;
total market value
$8,160,025.(d) 8,000,000 8,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets Securities,
Inc.,
0.05%, dated
9/30/2021, due
10/7/2021, repurchase
price $10,000,098,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
4/15/2024 - 2/15/2044;
total market value
$10,200,017.(d) 10,000,000 10,000,000
Pershing LLC,
0.08%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$3,000,007, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.26% - 8.50%, maturing
10/4/2021 - 8/20/2071;
total market value
$3,060,001.(d) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $32,609,003) 32,609,003
Total Investments
(cost $274,518,084) — 107.0% 415,424,772
Liabilities in excess of other assets — (7.0)% (27,353,275)
NET ASSETS — 100.0%
$ 388,071,497

NVIT Small Cap Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 119
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $74,482,312, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $32,609,003 and by
$44,577,383 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.25%, and maturity dates ranging from 10/7/2021 –
2/15/2051, a total value of $77,186,386.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2021 was $526,760 which represents 0.14% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$32,609,003.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of September 30, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 48 12/2021 USD 5,281,920 (45,091)
(45,091)
As of September 30, 2021, the Fund had $282,400 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

120 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT Small Cap Index Fund - September 30, 2021 (Unaudited) - Statement of Investments - 121
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 382,814,675 $ – $ – $ 382,814,675
Corporate Bond – 995 – 995
Repurchase Agreements – 32,609,003 – 32,609,003
Rights   – 99 – 99
Total Assets $ 382,814,675 $ 32,610,097 $ – $ 415,424,772
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (45,091) $ – $ – $ (45,091)
Total Liabilities $ (45,091) $ – $ – $ (45,091)
Total $ 382,769,584 $ 32,610,097 $ – $ 415,379,681
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended September 30, 2021, the Fund held one rights investment that as categorized as a Level 3 investment which was valued at $0.

122 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Small Cap Index Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (45,091)
Total $ (45,091)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT AllianzGI International Growth Fund - September 30, 2021 (Unaudited) - Statement of Investments - 1
Common Stocks 97.7%
Shares Value ($)
ARGENTINA 5.0%
Internet & Direct Marketing Retail 5.0%
MercadoLibre , Inc. * 7,884 13,240,390
AUSTRALIA 4.7%
Biotechnology 0.7%
CSL Ltd. 8,659 1,825,987
Hotels, Restaurants & Leisure 4.0%
Domino's Pizza Enterprises
Ltd. 92,758 10,694,454
12,520,441
BRAZIL 2.1%
IT Services 2.1%
StoneCo Ltd., Class A * 159,530 5,538,882
CANADA 6.0%
Food & Staples Retailing 1.7%
Alimentation Couche-Tard,
Inc., Class B 116,565 4,459,766
IT Services 2.0%
Shopify, Inc., Class A * 3,872 5,249,580
Software 2.3%
Constellation Software, Inc. 3,737 6,122,178
15,831,524
CHINA 8.1%
Interactive Media & Services 3.7%
Tencent Holdings Ltd. 168,467 9,877,931
Internet & Direct Marketing Retail 4.4%
Alibaba Group Holding Ltd.,
ADR * 52,456 7,766,111
Prosus NV * 46,422 3,656,113
11,422,224
21,300,155
DENMARK 13.1%
Air Freight & Logistics 3.6%
DSV A/S 40,394 9,643,918
Health Care Equipment & Supplies 4.1%
Ambu A/S, Class B 366,140 10,815,097
Pharmaceuticals 1.3%
Novo Nordisk A/S, Class B 34,855 3,352,531
Software 4.1%
Netcompany Group A/S Reg.
S (a) 95,162 10,939,941
34,751,487
GERMANY 8.9%
Diversified Financial Services 0.5%
GRENKE AG (b) 27,943 1,196,975
Internet & Direct Marketing Retail 1.3%
Zalando SE Reg. S *(a)(b) 37,175 3,416,146
IT Services 1.7%
Bechtle AG 67,257 4,614,239
Semiconductors & Semiconductor Equipment 3.9%
Infineon Technologies AG 255,418 10,500,018
Common Stocks
Shares Value ($)
GERMANY
Software 0.7%
SAP SE 13,333 1,806,270
Textiles, Apparel & Luxury Goods 0.8%
adidas AG 6,700 2,111,216
23,644,864
HONG KONG 2.3%
Insurance 2.3%
AIA Group Ltd. 529,989 6,102,368
INDIA 4.3%
Banks 4.3%
HDFC Bank Ltd. 533,514 11,437,729
IRELAND 1.5%
Building Products 1.5%
Kingspan Group plc 40,091 3,972,458
ISRAEL 4.5%
IT Services 4.5%
Wix.com Ltd. *(b) 60,903 11,935,161
JAPAN 2.2%
Electronic Equipment, Instruments & Components 0.6%
Keyence Corp. 2,796 1,675,322
IT Services 0.9%
BASE, Inc. *(b) 229,100 2,242,131
Trading Companies & Distributors 0.7%
MonotaRO Co. Ltd. 82,227 1,855,479
5,772,932
NETHERLANDS 9.8%
IT Services 3.4%
Adyen NV Reg. S *(a) 3,269 9,089,653
Semiconductors & Semiconductor Equipment 5.9%
ASML Holding NV 21,034 15,516,200
Software 0.5%
Topicus.com, Inc. *(b) 13,270 1,393,319
25,999,172
NEW ZEALAND 2.4%
Air Freight & Logistics 2.4%
Mainfreight Ltd. 93,194 6,216,051
SOUTH AFRICA 1.0%
Banks 1.0%
Capitec Bank Holdings Ltd. 21,224 2,564,633
SWEDEN 7.6%
Building Products 0.5%
Assa Abloy AB, Class B 47,044 1,364,051
Chemicals 1.9%
Hexpol AB 453,036 5,143,269
Electronic Equipment, Instruments & Components 1.4%
Hexagon AB, Class B 231,885 3,572,924
Machinery 2.2%
Atlas Copco AB, Class A 58,275 3,534,980
Epiroc AB, Class A 108,111 2,228,422
5,763,402

2 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT AllianzGI International Growth Fund
Common Stocks
Shares Value ($)
SWEDEN
Trading Companies & Distributors 1.6%
AddTech AB, Class B 236,728 4,190,361
20,034,007
SWITZERLAND 3.7%
Capital Markets 1.3%
Partners Group Holding AG 2,177 3,388,958
Chemicals 1.4%
Sika AG (Registered) 11,798 3,731,648
Machinery 1.0%
VAT Group AG Reg. S (a) 6,622 2,608,827
9,729,433
TAIWAN 9.4%
Entertainment 8.0%
Sea Ltd., ADR *(b) 66,650 21,243,354
Semiconductors & Semiconductor Equipment 1.4%
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 32,755 3,657,096
24,900,450
UNITED KINGDOM 1.1%
Industrial Conglomerates 1.1%
DCC plc 34,667 2,869,356
Total Common Stocks
(cost $141,344,927) 258,361,493
Repurchase Agreement 0.3%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
0.06%, dated 9/30/2021,
due 10/1/2021,
repurchase price
$785,854, collateralized
by U.S. Government
Agency Securities,
ranging from 0.44%
- 6.00%, maturing
5/1/2024 - 7/20/2071;
total market value
$801,569.(c) 785,852 785,852
Total Repurchase Agreement
(cost $785,852) 785,852
Total Investments
(cost $142,130,779)   — 98.0% 259,147,345
Other assets in excess of liabilities — 2.0% 5,197,774
NET ASSETS — 100.0%
$ 264,345,119
* Denotes a non-income producing security.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2021 was $26,054,567 which represents 9.86% of net
assets.
(b) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $8,838,491, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $785,852 and by $8,440,794
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 6.88%, and
maturity dates ranging from 10/7/2021 – 11/15/2050, a total
value of $9,226,646.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was $785,852.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

NVIT AllianzGI International Growth Fund - September 30, 2021 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

4 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT AllianzGI International Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 15,859,969 $ – $ 15,859,969
Banks – 14,002,362 – 14,002,362
Biotechnology – 1,825,987 – 1,825,987
Building Products – 5,336,509 – 5,336,509
Capital Markets – 3,388,958 – 3,388,958
Chemicals – 8,874,917 – 8,874,917
Diversified Financial Services – 1,196,975 – 1,196,975
Electronic Equipment, Instruments &
Components – 5,248,246 – 5,248,246
Entertainment 21,243,354 – – 21,243,354
Food & Staples Retailing 4,459,766 – – 4,459,766
Health Care Equipment & Supplies – 10,815,097 – 10,815,097
Hotels, Restaurants & Leisure – 10,694,454 – 10,694,454
Industrial Conglomerates – 2,869,356 – 2,869,356
Insurance – 6,102,368 – 6,102,368
Interactive Media & Services – 9,877,931 – 9,877,931
Internet & Direct Marketing Retail 21,006,501 7,072,259 – 28,078,760
IT Services 22,723,623 15,946,023 – 38,669,646
Machinery – 8,372,229 – 8,372,229
Pharmaceuticals – 3,352,531 – 3,352,531
Semiconductors & Semiconductor
Equipment 3,657,096 26,016,218 – 29,673,314
Software 7,515,497 12,746,211 – 20,261,708
Textiles, Apparel & Luxury Goods – 2,111,216 – 2,111,216
Trading Companies & Distributors – 6,045,840 – 6,045,840
Total Common Stocks $ 80,605,837 $ 177,755,656 $ – $ 258,361,493
Repurchase Agreement – 785,852 – 785,852
Total $ 80,605,837 $ 178,541,508 $ – $ 259,147,345
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Columbia Overseas Value Fund - September 30, 2021 (Unaudited) - Statement of Investments - 5
Common Stocks 96.9%
Shares Value ($)
AUSTRALIA 1.1%
Health Care Equipment & Supplies 0.3%
Ansell Ltd. (a) 38,256 937,954
Metals & Mining 0.8%
BHP Group Ltd., ADR (a) 43,642 2,335,720
3,273,674
AUSTRIA 0.6%
Machinery 0.6%
ANDRITZ AG 33,373 1,823,870
BERMUDA 0.6%
Oil, Gas & Consumable Fuels 0.6%
Teekay Tankers Ltd., Class
A *(a) 121,227 1,761,428
CANADA 5.8%
Food & Staples Retailing 2.0%
Alimentation Couche-Tard,
Inc., Class B 146,414 5,601,786
Metals & Mining 1.9%
Teck Resources Ltd., Class
B (a) 109,923 2,738,182
Yamana Gold, Inc. (a) 734,619 2,909,092
5,647,274
Oil, Gas & Consumable Fuels 1.0%
Cameco Corp. 133,004 2,890,177
Paper & Forest Products 0.9%
West Fraser Timber Co. Ltd.
(a) 31,063 2,616,296
16,755,533
FINLAND 1.9%
Paper & Forest Products 1.9%
UPM- Kymmene OYJ 151,867 5,365,807
FRANCE 13.0%
Banks 2.8%
BNP Paribas SA 126,895 8,128,313
Biotechnology 0.1%
DBV Technologies SA, ADR
*(a) 37,646 184,465
Construction & Engineering 1.2%
Eiffage SA 35,037 3,534,593
Insurance 2.6%
AXA SA 272,063 7,568,790
IT Services 1.0%
Atos SE 56,226 2,993,804
Oil, Gas & Consumable Fuels 3.3%
TotalEnergies SE 189,397 9,075,730
Pharmaceuticals 2.0%
Sanofi 60,384 5,812,841
37,298,536
GERMANY 7.0%
Automobiles 0.7%
Volkswagen AG (Preference) 8,860 1,984,770
Chemicals 1.6%
Covestro AG Reg. S (b) 66,230 4,548,776
Common Stocks
Shares Value ($)
GERMANY
Machinery 2.3%
Duerr AG 81,706 3,519,147
KION Group AG 31,788 2,974,610
6,493,757
Multi-Utilities 1.3%
E.ON SE 310,333 3,796,758
Pharmaceuticals 0.6%
Bayer AG (Registered) 31,110 1,696,798
Real Estate Management & Development 0.5%
Aroundtown SA 226,954 1,567,934
20,088,793
GREECE 0.4%
Banks 0.4%
Piraeus Financial Holdings
SA * 670,913 1,084,127
HONG KONG 1.2%
Food Products 1.2%
WH Group Ltd. Reg. S (b) 4,751,877 3,380,442
IRELAND 0.5%
Biotechnology 0.1%
Amarin Corp. plc, ADR *(a) 32,941 167,999
Hotels, Restaurants & Leisure 0.4%
Flutter Entertainment plc * 7,118 1,407,171
1,575,170
ISRAEL 2.3%
Banks 1.6%
Bank Hapoalim BM 512,421 4,498,704
Diversified Telecommunication Services 0.7%
Bezeq The Israeli
Telecommunication Corp.
Ltd. * 1,668,211 1,968,032
6,466,736
JAPAN 21.4%
Auto Components 0.9%
Koito Manufacturing Co. Ltd. 43,800 2,633,651
Automobiles 1.5%
Toyota Motor Corp. 247,500 4,427,331
Banks 1.5%
Sumitomo Mitsui Financial
Group, Inc. 121,300 4,243,727
Construction & Engineering 0.8%
Kinden Corp. (a) 130,600 2,204,994
Diversified Financial Services 2.5%
ORIX Corp. 369,500 6,905,205
Diversified Telecommunication Services 1.1%
Nippon Telegraph &
Telephone Corp. 110,900 3,065,837
Electronic Equipment, Instruments & Components 1.2%
Daiwabo Holdings Co. Ltd. (a) 219,200 3,530,042
Equity Real Estate Investment Trusts (REITs) 0.3%
Invincible Investment Corp. 2,462 961,857

6 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Columbia Overseas Value Fund
Common Stocks
Shares Value ($)
JAPAN
Food & Staples Retailing 2.0%
MatsukiyoCocokara & Co. (a) 128,200 5,729,033
Health Care Providers & Services 1.2%
Ship Healthcare Holdings,
Inc. (a) 131,600 3,397,408
Household Durables 0.8%
Sony Group Corp. 19,600 2,182,684
Insurance 1.0%
Dai-ichi Life Holdings, Inc. 134,700 2,932,961
IT Services 1.0%
Fujitsu Ltd. 13,000 2,360,937
Simplex Holdings, Inc. *(a) 33,800 612,254
2,973,191
Machinery 0.5%
Takuma Co. Ltd. (a) 98,600 1,379,239
Pharmaceuticals 2.1%
Shionogi & Co. Ltd. (a) 38,300 2,623,760
Takeda Pharmaceutical Co.
Ltd. 102,400 3,394,333
6,018,093
Real Estate Management & Development 0.3%
Starts Corp., Inc. 33,300 794,040
Trading Companies & Distributors 2.2%
ITOCHU Corp. (a) 212,400 6,221,517
Wireless Telecommunication Services 0.5%
SoftBank Group Corp. 23,100 1,334,888
60,935,698
NETHERLANDS 10.0%
Banks 4.0%
ABN AMRO Bank NV, CVA
Reg. S *(a)(b) 241,897 3,480,590
ING Groep NV 549,265 7,972,129
11,452,719
Electrical Equipment 1.0%
Signify NV Reg. S (b) 58,775 2,920,083
Insurance 2.1%
ASR Nederland NV 133,315 6,065,208
Oil, Gas & Consumable Fuels 2.9%
Royal Dutch Shell plc, Class
B 372,325 8,248,607
28,686,617
NORWAY 1.1%
Food Products 1.1%
Leroy Seafood Group ASA 395,895 3,272,346
PORTUGAL 0.0%
†
Banks 0.0%
†
Banco Espirito Santo SA
(Registered) *^∞ 146,163 0
RUSSIA 1.7%
Banks 1.7%
Sberbank of Russia PJSC,
ADR 137,340 2,575,125
Common Stocks
Shares Value ($)
RUSSIA
Banks
Sberbank of Russia PJSC,
ADR 126,345 2,347,520
4,922,645
SINGAPORE 2.2%
Electronic Equipment, Instruments & Components 1.7%
Venture Corp. Ltd. 373,300 4,919,486
Oil, Gas & Consumable Fuels 0.5%
BW LPG Ltd. Reg. S (b) 253,279 1,371,097
6,290,583
SOUTH KOREA 1.6%
Food & Staples Retailing 0.7%
GS Retail Co. Ltd. 73,570 2,004,581
Internet & Direct Marketing Retail 0.3%
Hyundai Home Shopping
Network Corp. 14,795 881,426
Textiles, Apparel & Luxury Goods 0.6%
Youngone Corp. 49,512 1,833,438
4,719,445
SPAIN 3.0%
Banks 1.3%
Banco Santander SA 1,051,120 3,807,268
Construction & Engineering 0.6%
ACS Actividades de
Construccion y Servicios
SA 68,307 1,831,414
Electric Utilities 0.9%
Endesa SA 125,266 2,526,411
Energy Equipment & Services 0.2%
Tecnicas Reunidas SA *(a) 56,910 537,275
8,702,368
SWEDEN 0.8%
Entertainment 0.8%
Stillfront Group AB * 381,018 2,416,799
SWITZERLAND 1.0%
Pharmaceuticals 1.0%
Novartis AG (Registered) 35,904 2,945,572
TAIWAN 1.5%
Insurance 1.5%
Fubon Financial Holding Co.
Ltd. 1,570,200 4,283,162
UNITED KINGDOM 16.4%
Air Freight & Logistics 0.4%
Royal Mail plc 193,932 1,097,417
Banks 0.8%
Barclays plc 946,768 2,414,624
Capital Markets 1.2%
TP ICAP Group plc 1,553,141 3,346,898
Diversified Telecommunication Services 2.7%
BT Group plc * 1,098,760 2,359,795

NVIT Columbia Overseas Value Fund - September 30, 2021 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
UNITED KINGDOM
Diversified Telecommunication Services
Liberty Global plc, Class C
*(a) 177,727 5,235,838
7,595,633
Energy Equipment & Services 0.3%
John Wood Group plc * 265,382 821,505
Household Durables 0.3%
Crest Nicholson Holdings plc
(a) 182,094 933,409
Industrial Conglomerates 1.6%
DCC plc 54,953 4,548,410
Insurance 1.2%
Just Group plc * 2,794,873 3,403,510
Media 1.0%
WPP plc 214,081 2,876,642
Oil, Gas & Consumable Fuels 2.3%
BP plc 822,110 3,724,198
Diversified Energy Co. plc
Reg. S 1,760,065 2,808,489
6,532,687
Software 0.3%
Micro Focus International plc 131,942 725,847
Tobacco 2.2%
British American Tobacco plc 184,722 6,444,838
Wireless Telecommunication Services 2.1%
Vodafone Group plc 3,904,711 5,906,423
46,647,843
UNITED STATES 1.8%
Biotechnology 0.3%
Insmed , Inc. *(a) 21,043 579,524
Sage Therapeutics, Inc. * 6,258 277,292
856,816
Chemicals 0.4%
Livent Corp. *(a) 45,278 1,046,375
Diversified Financial Services 0.9%
Burford Capital Ltd. 239,927 2,636,798
Health Care Equipment & Supplies 0.1%
Quotient Ltd. *(a) 99,656 233,195
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.
*(a) 26,901 306,671
5,079,855
Total Common Stocks
(cost $213,410,045) 277,777,049
Exchange Traded Fund 1.9%
UNITED STATES 1.9%
iShares MSCI EAFE Value
ETF (a) 106,157 5,398,083
Total Exchange Traded Fund
(cost $5,509,548) 5,398,083
Rights 0.0%
†
Number of
Rights
Value ($)
TAIWAN 0.0%
†
Insurance 0.0%
†
Fubon Financial Holding Co.
Ltd., expiring 10/18/21*∞ 109,236 43,377
Total Rights
(cost $–) 43,377
Repurchase Agreements 5.7%
Principal
Amount ($)
Cantor Fitzgerald &
Co., 0.06%, dated
9/30/2021, due
10/1/2021, repurchase
price $8,318,576,
collateralized by U.S.
Government Agency
Securities, ranging from
0.44% - 6.00%, maturing
5/1/2024 - 7/20/2071;
total market value
$8,484,934.(c) 8,318,563 8,318,563
CF Secured, LLC, 0.06%,
dated 9/30/2021, due
10/1/2021, repurchase
price $5,000,008,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.38%
- 4.50%, maturing
4/15/2024 - 8/15/2051;
total market value
$5,100,008.(c) 5,000,000 5,000,000
NatWest Markets
Securities, Inc., 0.05%,
dated 9/28/2021, due
10/5/2021, repurchase
price $3,000,030,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 2.88%, maturing
10/15/2021 - 5/15/2031;
total market value
$3,060,009.(c) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $16,318,563) 16,318,563
Total Investments
(cost $235,238,156)   — 104.5% 299,537,072
Liabilities in excess of other assets
— (4.5)% (12,821,673)
NET ASSETS — 100.0%
$ 286,715,399

8 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Columbia Overseas Value Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $35,533,900, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $16,318,563 and by
$20,690,664 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.88%, and maturity dates ranging from 10/7/2021 –
11/15/2050, a total value of $37,009,227.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2021 was $15,700,988 which represents 5.48% of net
assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$16,318,563.
ADR American Depositary Receipt
CVA Dutch Certification
ETF Exchange Traded Fund
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Forward Foreign Currency Contracts outstanding as of September 30, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 5,003,477 GBP 3,648,000 Goldman Sachs International 11/18/2021 88,001
USD 4,553,074 ILS 14,565,000 Goldman Sachs International 11/18/2021 33,628
USD 1,838,895 JPY 202,398,000 Goldman Sachs International 11/18/2021 19,750
USD 4,879,536 KRW 5,724,184,000 Goldman Sachs International
**
11/18/2021 48,697
USD 4,692,794 TWD 129,859,000 Goldman Sachs International
**
11/18/2021 31,876
Total unrealized appreciation 221,952
AUD 15,685,000 USD 11,436,875 Goldman Sachs International 11/18/2021 (95,240)
CHF 2,620,000 USD 2,844,533 Goldman Sachs International 11/18/2021 (30,026)
EUR 4,600,000 USD 5,394,199 Goldman Sachs International 11/18/2021 (61,065)
SEK 17,220,000 USD 1,992,775 Goldman Sachs International 11/18/2021 (25,126)
USD 143,538 AUD 200,000 Goldman Sachs International 11/18/2021 (1,079)
USD 9,760,911 CAD 12,364,000 Goldman Sachs International 11/18/2021 (19)
Total unrealized depreciation (212,555)
Net unrealized appreciation 9,397
**
Non-deliverable forward.
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
EUR Euro
GBP British pound
ILS Israeli shekel
JPY Japanese yen
KRW South Korean won
SEK Swedish krona
TWD Taiwan new dollar
USD United States dollar

NVIT Columbia Overseas Value Fund - September 30, 2021 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

10 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Columbia Overseas Value Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 1,097,417 $ – $ 1,097,417
Auto Components – 2,633,651 – 2,633,651
Automobiles – 6,412,101 – 6,412,101
Banks 3,659,252 36,892,875 – 40,552,127
Biotechnology 1,209,280 – – 1,209,280
Capital Markets – 3,346,898 – 3,346,898
Chemicals 1,046,375 4,548,776 – 5,595,151
Construction & Engineering – 7,571,001 – 7,571,001
Diversified Financial Services 2,636,798 6,905,205 – 9,542,003
Diversified Telecommunication Services 5,235,838 7,393,664 – 12,629,502
Electric Utilities – 2,526,411 – 2,526,411
Electrical Equipment – 2,920,083 – 2,920,083
Electronic Equipment, Instruments &
Components – 8,449,528 – 8,449,528
Energy Equipment & Services – 1,358,780 – 1,358,780
Entertainment – 2,416,799 – 2,416,799
Equity Real Estate Investment Trusts
(REITs) – 961,857 – 961,857
Food & Staples Retailing 5,601,786 7,733,614 – 13,335,400
Food Products – 6,652,788 – 6,652,788
Health Care Equipment & Supplies 233,195 937,954 – 1,171,149
Health Care Providers & Services – 3,397,408 – 3,397,408
Hotels, Restaurants & Leisure – 1,407,171 – 1,407,171
Household Durables – 3,116,093 – 3,116,093
Industrial Conglomerates – 4,548,410 – 4,548,410
Insurance – 24,253,631 – 24,253,631
Internet & Direct Marketing Retail – 881,426 – 881,426
IT Services 612,254 5,354,741 – 5,966,995
Machinery – 9,696,866 – 9,696,866
Media – 2,876,642 – 2,876,642
Metals & Mining 7,982,994 – – 7,982,994
Multi-Utilities – 3,796,758 – 3,796,758
Oil, Gas & Consumable Fuels 4,651,605 25,228,121 – 29,879,726
Paper & Forest Products 2,616,296 5,365,807 – 7,982,103
Pharmaceuticals 306,671 16,473,304 – 16,779,975
Real Estate Management & Development – 2,361,974 – 2,361,974
Software – 725,847 – 725,847
Textiles, Apparel & Luxury Goods – 1,833,438 – 1,833,438
Tobacco – 6,444,838 – 6,444,838
Trading Companies & Distributors – 6,221,517 – 6,221,517
Wireless Telecommunication Services – 7,241,311 – 7,241,311
Total Common Stocks $ 35,792,344 $ 241,984,705 $ – $ 277,777,049
Exchange Traded Fund 5,398,083 – – 5,398,083
Forward Foreign Currency Contracts – 221,952 – 221,952
Repurchase Agreements – 16,318,563 – 16,318,563
Rights – 43,377 – 43,377
Total Assets $ 41,190,427 $ 258,568,597 $ – $ 299,759,024
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (212,555) $ – $ (212,555)
Total Liabilities $ – $ (212,555) $ – $ (212,555)
Total $ 41,190,427 $ 258,356,042 $ – $ 299,546,469
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended September 30, 2021, the Fund held one common stock investment that as categorized as a Level 3 investment which was valued at $0.

NVIT Columbia Overseas Value Fund - September 30, 2021 (Unaudited) - Statement of Investments - 11
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2021. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2021:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 221,952
Total $ 221,952
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts (212,555)
Total $ (212,555)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Emerging Markets Fund
Common Stocks 93.9%
Shares Value ($)
ARGENTINA 1.1%
Hotels, Restaurants & Leisure 0.4%
Despegar.com Corp. * 187,142 2,251,318
Internet & Direct Marketing Retail 0.7%
MercadoLibre , Inc. * 2,190 3,677,886
5,929,204
BRAZIL 3.7%
Banks 1.8%
Banco Bradesco SA, ADR * 1,686,611 6,459,721
Itau Unibanco Holding SA,
ADR 668,790 3,524,523
9,984,244
Capital Markets 0.5%
B3 SA - Brasil Bolsa Balcao 1,152,407 2,695,986
Food & Staples Retailing 0.5%
Atacadao SA 844,199 2,753,151
Road & Rail 0.3%
Localiza Rent a Car SA * 147,252 1,472,858
Software 0.6%
TOTVS SA 471,522 3,125,730
20,031,969
CHILE 0.9%
Banks 0.9%
Banco Santander Chile 94,842,386 4,752,647
CHINA 28.3%
Airlines 0.6%
Spring Airlines Co. Ltd., Class
A * 369,163 3,103,687
Automobiles 1.1%
Geely Automobile Holdings
Ltd. 2,125,000 6,023,863
Banks 1.7%
China Merchants Bank Co.
Ltd., Class H 1,127,000 8,945,010
Beverages 1.1%
Budweiser Brewing Co. APAC
Ltd. Reg. S (a) 991,300 2,495,165
Kweichow Moutai Co. Ltd.,
Class A 11,600 3,286,482
5,781,647
Diversified Consumer Services 0.8%
China Education Group
Holdings Ltd. Reg. S 2,590,000 4,449,341
Electrical Equipment 1.9%
Contemporary Amperex
Technology Co. Ltd., Class
A 100,500 8,178,977
Shanghai Liangxin Electrical
Co. Ltd., Class A 945,320 1,982,700
10,161,677
Food Products 0.6%
China Mengniu Dairy Co.
Ltd. * 481,000 3,094,312
Common Stocks
Shares Value ($)
CHINA
Health Care Technology 0.8%
Alibaba Health Information
Technology Ltd. * 2,996,000 4,286,802
Hotels, Restaurants & Leisure 0.2%
Yum China Holdings, Inc. 20,331 1,181,434
Household Durables 1.7%
Haier Smart Home Co. Ltd.,
Class H 1,307,800 4,594,278
Midea Group Co. Ltd., Class
A 423,872 4,566,859
9,161,137
Interactive Media & Services 2.1%
Kuaishou Technology Reg.
S *(a) 130,800 1,383,205
Tencent Holdings Ltd. 166,900 9,786,051
11,169,256
Internet & Direct Marketing Retail 5.4%
Alibaba Group Holding Ltd. * 1,085,300 20,186,593
Baozun , Inc., ADR * 72,705 1,274,519
JD.com, Inc., Class A * 200,700 7,293,503
28,754,615
IT Services 1.8%
21Vianet Group, Inc., ADR * 398,087 6,890,886
GDS Holdings Ltd., ADR * 52,280 2,959,571
9,850,457
Life Sciences Tools & Services 1.8%
Hangzhou Tigermed
Consulting Co. Ltd., Class
H Reg. S (a) 221,700 4,703,461
Joinn Laboratories China Co.
Ltd., Class H Reg. S (a) 115,200 1,559,105
Wuxi Biologics Cayman, Inc.
Reg. S *(a) 213,000 3,442,776
9,705,342
Machinery 0.9%
Sany Heavy Industry Co. Ltd.,
Class A 1,175,500 4,629,765
Real Estate Management & Development 0.7%
ESR Cayman Ltd. Reg. S *(a) 777,600 2,347,416
KWG Group Holdings Ltd. 1,428,500 1,390,392
3,737,808
Semiconductors & Semiconductor Equipment 2.5%
Flat Glass Group Co. Ltd.,
Class H 1,086,000 5,108,143
LONGi Green Energy
Technology Co. Ltd., Class
A 669,800 8,506,481
13,614,624
Software 1.5%
Shanghai Baosight Software
Co. Ltd., Class A 820,376 8,310,467
Textiles, Apparel & Luxury Goods 0.5%
Shenzhou International Group
Holdings Ltd. 130,800 2,734,016
Water Utilities 0.6%
Guangdong Investment Ltd. 2,616,000 3,409,457
152,104,717

NVIT Emerging Markets Fund - September 30, 2021 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
FRANCE 0.2%
Textiles, Apparel & Luxury Goods 0.2%
LVMH Moet Hennessy Louis
Vuitton SE 1,634 1,168,415
GREECE 1.8%
Hotels, Restaurants & Leisure 1.2%
OPAP SA 430,976 6,647,983
Industrial Conglomerates 0.6%
Mytilineos SA 184,459 3,009,596
9,657,579
HONG KONG 1.2%
Insurance 1.2%
AIA Group Ltd. 574,200 6,611,420
HUNGARY 0.5%
Banks 0.5%
OTP Bank Nyrt . * 42,187 2,473,173
INDIA 14.7%
Automobiles 0.3%
Maruti Suzuki India Ltd. 18,119 1,788,968
Banks 2.0%
HDFC Bank Ltd. 175,375 3,759,773
HDFC Bank Ltd., ADR 41,662 3,045,076
ICICI Bank Ltd., ADR 201,922 3,810,268
10,615,117
Construction & Engineering 1.0%
Larsen & Toubro Ltd. 224,506 5,123,964
Consumer Finance 0.4%
Cholamandalam Investment
and Finance Co. Ltd. 266,141 2,006,939
Diversified Financial Services 0.8%
Bajaj Finserv Ltd. 18,178 4,350,028
Health Care Providers & Services 0.9%
Max Healthcare Institute Ltd.
* 958,321 4,586,922
Hotels, Restaurants & Leisure 0.6%
Devyani International Ltd. * 1,974,512 3,080,374
Household Products 0.9%
Hindustan Unilever Ltd. 126,165 4,588,351
IT Services 2.2%
Infosys Ltd. 530,904 11,818,911
Real Estate Management & Development 1.8%
Godrej Properties Ltd. * 310,529 9,650,917
Textiles, Apparel & Luxury Goods 0.3%
Titan Co. Ltd. 59,764 1,737,732
Thrifts & Mortgage Finance 2.8%
Housing Development
Finance Corp. Ltd. 428,191 15,669,546
Wireless Telecommunication Services 0.7%
Bharti Airtel Ltd. * 431,154 3,952,750
78,970,519
INDONESIA 1.1%
Banks 1.1%
Bank Central Asia Tbk . PT 2,428,200 5,939,387
Common Stocks
Shares Value ($)
JAPAN 0.1%
Personal Products 0.1%
Shiseido Co. Ltd. 11,300 761,582
KENYA 0.5%
Wireless Telecommunication Services 0.5%
Safaricom plc 6,563,970 2,503,404
MALAYSIA 1.1%
Banks 1.1%
Public Bank Bhd. 5,935,700 5,761,614
PERU 0.4%
Banks 0.2%
Credicorp Ltd. 8,029 890,737
Food & Staples Retailing 0.2%
InRetail Peru Corp. Reg. S (a) 44,555 1,488,137
2,378,874
PHILIPPINES 1.7%
Food Products 1.7%
Monde Nissin Corp. Reg. S
*(a) 25,307,000 9,303,382
POLAND 0.4%
Textiles, Apparel & Luxury Goods 0.4%
CCC SA * 67,260 2,043,354
RUSSIA 5.4%
Banks 1.9%
Sberbank of Russia PJSC,
ADR 225,598 4,229,963
Sberbank of Russia PJSC,
ADR 39,883 741,035
Sberbank of Russia PJSC
(Preference) 489,976 2,136,506
TCS Group Holding plc, GDR
Reg. S 36,672 3,338,911
10,446,415
Food & Staples Retailing 0.5%
Magnit PJSC 32,046 2,674,421
Interactive Media & Services 1.6%
Yandex NV, Class A * 105,119 8,376,933
Oil, Gas & Consumable Fuels 1.4%
Gazprom PJSC 1,541,224 7,629,416
29,127,185
SOUTH AFRICA 0.4%
Banks 0.4%
Capitec Bank Holdings Ltd. 15,659 1,892,178
SOUTH KOREA 7.6%
Banks 1.2%
KB Financial Group, Inc. 139,486 6,485,834
Chemicals 0.5%
OCI Co. Ltd. * 21,124 2,827,769
Interactive Media & Services 1.2%
NAVER Corp. 20,386 6,642,662
Pharmaceuticals 0.2%
Yuhan Corp. 22,400 1,155,514
Technology Hardware, Storage & Peripherals 4.5%
Samsung Electronics Co. Ltd. 291,028 18,113,236

14 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Emerging Markets Fund
Common Stocks
Shares Value ($)
SOUTH KOREA
Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.
(Preference) 98,165 5,745,847
23,859,083
40,970,862
SWITZERLAND 1.5%
Airlines 1.5%
Wizz Air Holdings plc Reg. S
*(a) 120,068 7,995,642
TAIWAN 14.3%
Communications Equipment 0.9%
Accton Technology Corp. 509,000 4,785,587
Electronic Equipment, Instruments & Components 1.6%
Hon Hai Precision Industry
Co. Ltd. 1,207,000 4,510,771
Unimicron Technology Corp. 925,000 4,305,880
8,816,651
Entertainment 0.4%
Sea Ltd., ADR * 6,069 1,934,372
Leisure Products 0.5%
Giant Manufacturing Co. Ltd. 218,000 2,463,472
Machinery 0.1%
Sunonwealth Electric Machine
Industry Co. Ltd. 343,000 468,881
Metals & Mining 0.8%
China Steel Corp. 3,520,000 4,485,719
Semiconductors & Semiconductor Equipment 10.0%
ASPEED Technology, Inc. 56,000 4,608,703
MediaTek , Inc. 169,000 5,447,429
Realtek Semiconductor Corp. 289,000 5,093,031
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,754,000 36,169,312
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 25,049 2,796,721
54,115,196
77,069,878
THAILAND 4.7%
Banks 1.0%
Kasikornbank PCL 1,366,900 5,318,433
Beverages 0.4%
Carabao Group PCL, Class F 652,200 2,294,640
Containers & Packaging 0.6%
SCG Packaging PCL 1,938,500 3,442,752
Hotels, Restaurants & Leisure 0.6%
Minor International PCL * 3,589,200 3,327,580
Oil, Gas & Consumable Fuels 1.7%
PTT Exploration & Production
PCL 1,703,800 5,890,173
PTT PCL 2,645,500 3,029,795
8,919,968
Specialty Retail 0.4%
Home Product Center PCL 5,626,500 2,243,863
25,547,236
Common Stocks
Shares Value ($)
UNITED KINGDOM 1.4%
Insurance 1.4%
Prudential plc 390,161 7,574,064
UNITED STATES 0.9%
Capital Markets 0.3%
MSCI, Inc. 1,266 770,158
S&P Global, Inc. 1,852 786,897
1,557,055
Hotels, Restaurants & Leisure 0.1%
Starbucks Corp. 7,071 780,002
Personal Products 0.4%
Estee Lauder Cos., Inc.
(The), Class A 6,196 1,858,366
Software 0.1%
Unity Software, Inc. * 6,247 788,684
4,984,107
Total Common Stocks
(cost $468,283,020) 505,552,392
Exchange Traded Fund 4.1%
UNITED STATES 4.1%
iShares MSCI Emerging
Markets ETF 440,722 22,203,574
Total Exchange Traded Fund
(cost $23,039,012) 22,203,574
Rights 0.0%
†
Number of
Rights
INDIA 0.0%
†
Wireless Telecommunication Services 0.0%
†
Bharti Airtel Ltd., expiring
10/21/21∞ 30,796 0
Total Rights
(cost $–) 0
Total Investments
(cost $491,322,032)   — 98.0% 527,755,966
Other assets in excess of liabilities — 2.0% 10,913,900
NET ASSETS — 100.0%
$ 538,669,866
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2021 was $34,718,289 which represents 6.45% of net
assets.
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt

NVIT Emerging Markets Fund - September 30, 2021 (Unaudited) - Statement of Investments - 15
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

16 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT Emerging Markets Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT Emerging Markets Fund - September 30, 2021 (Unaudited) - Statement of Investments - 17
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Airlines $ – $ 11,099,329 $ – $ 11,099,329
Automobiles – 7,812,831 – 7,812,831
Banks 26,712,935 46,791,854 – 73,504,789
Beverages – 8,076,287 – 8,076,287
Capital Markets 4,253,041 – – 4,253,041
Chemicals – 2,827,769 – 2,827,769
Communications Equipment – 4,785,587 – 4,785,587
Construction & Engineering – 5,123,964 – 5,123,964
Consumer Finance – 2,006,939 – 2,006,939
Containers & Packaging – 3,442,752 – 3,442,752
Diversified Consumer Services – 4,449,341 – 4,449,341
Diversified Financial Services – 4,350,028 – 4,350,028
Electrical Equipment – 10,161,677 – 10,161,677
Electronic Equipment, Instruments &
Components – 8,816,651 – 8,816,651
Entertainment 1,934,372 – – 1,934,372
Food & Staples Retailing 4,241,288 2,674,421 – 6,915,709
Food Products – 12,397,694 – 12,397,694
Health Care Providers & Services – 4,586,922 – 4,586,922
Health Care Technology – 4,286,802 – 4,286,802
Hotels, Restaurants & Leisure 7,293,128 9,975,563 – 17,268,691
Household Durables – 9,161,137 – 9,161,137
Household Products – 4,588,351 – 4,588,351
Industrial Conglomerates – 3,009,596 – 3,009,596
Insurance – 14,185,484 – 14,185,484
Interactive Media & Services 8,376,933 17,811,918 – 26,188,851
Internet & Direct Marketing Retail 4,952,405 27,480,096 – 32,432,501
IT Services 9,850,457 11,818,911 – 21,669,368
Leisure Products – 2,463,472 – 2,463,472
Life Sciences Tools & Services – 9,705,342 – 9,705,342
Machinery – 5,098,646 – 5,098,646
Metals & Mining – 4,485,719 – 4,485,719
Oil, Gas & Consumable Fuels – 16,549,384 – 16,549,384
Personal Products 1,858,366 761,582 – 2,619,948
Pharmaceuticals – 1,155,514 – 1,155,514
Real Estate Management & Development – 13,388,725 – 13,388,725
Road & Rail 1,472,858 – – 1,472,858
Semiconductors & Semiconductor
Equipment 2,796,721 64,933,099 – 67,729,820
Software 3,914,414 8,310,467 – 12,224,881
Specialty Retail – 2,243,863 – 2,243,863
Technology Hardware, Storage &
Peripherals – 23,859,083 – 23,859,083
Textiles, Apparel & Luxury Goods – 7,683,517 – 7,683,517
Thrifts & Mortgage Finance – 15,669,546 – 15,669,546
Water Utilities – 3,409,457 – 3,409,457
Wireless Telecommunication Services – 6,456,154 – 6,456,154
Total Common Stocks $ 77,656,918 $ 427,895,474 $ – $ 505,552,392
Exchange Traded Fund 22,203,574 – – 22,203,574
Rights – – – –
Total $ 99,860,492 $ 427,895,474 $ – $ 527,755,966
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT International Equity Fund
Common Stocks 98.1%
Shares Value ($)
AUSTRALIA 4.3%
Biotechnology 0.7%
CSL Ltd. 3,202 675,229
Equity Real Estate Investment Trusts (REITs) 0.1%
Dexus 18,500 143,142
Food Products 0.1%
Inghams Group Ltd. (a) 46,952 139,277
Health Care Providers & Services 0.4%
Healius Ltd. 41,767 143,466
Sonic Healthcare Ltd. 8,608 252,729
396,195
Metals & Mining 2.4%
Fortescue Metals Group Ltd. 81,248 856,804
Newcrest Mining Ltd. 17,381 284,950
Rio Tinto Ltd. 4,486 318,775
Rio Tinto plc 14,448 953,947
2,414,476
Specialty Retail 0.6%
Adairs Ltd. 46,065 134,644
JB Hi-Fi Ltd. (a) 9,111 297,116
Nick Scali Ltd. 21,647 177,454
609,214
4,377,533
BELGIUM 0.2%
Insurance 0.2%
Ageas SA/NV 3,958 195,882
BRAZIL 1.7%
Banks 0.1%
Banco Santander Brasil SA * 11,600 75,342
Food Products 0.1%
Marfrig Global Foods SA 30,200 142,300
Metals & Mining 0.6%
Vale SA, ADR 44,610 622,310
Oil, Gas & Consumable Fuels 0.9%
Petroleo Brasileiro SA
(Preference) 184,300 921,542
1,761,494
CANADA 7.0%
Banks 0.5%
Toronto-Dominion Bank (The) 8,211 543,575
Capital Markets 0.3%
CI Financial Corp. 13,111 266,133
Equity Real Estate Investment Trusts (REITs) 0.2%
Artis REIT 23,876 214,330
Food & Staples Retailing 0.8%
Alimentation Couche-Tard,
Inc., Class B 20,625 789,111
Insurance 1.1%
Manulife Financial Corp. 59,545 1,146,145
IT Services 0.8%
CGI, Inc. * 6,423 545,595
Shopify, Inc., Class A * 206 279,614
825,209
Media 0.2%
Quebecor, Inc., Class B 9,176 221,757
Common Stocks
Shares Value ($)
CANADA
Oil, Gas & Consumable Fuels 0.4%
Tourmaline Oil Corp. (a) 10,954 382,689
Professional Services 1.6%
Thomson Reuters Corp. (a) 15,416 1,704,571
Road & Rail 0.8%
Canadian Pacific Railway
Ltd. (a) 11,810 771,203
Software 0.3%
Constellation Software, Inc. 173 283,419
7,148,142
CHINA 11.4%
Automobiles 0.5%
Yadea Group Holdings Ltd.
Reg. S (a)(b) 304,000 492,528
Banks 2.2%
Agricultural Bank of China
Ltd., Class H 912,000 311,784
Bank of China Ltd., Class H 2,428,000 854,796
Bank of Communications Co.
Ltd., Class H 1,493,000 880,669
China Construction Bank
Corp., Class H 378,000 268,134
2,315,383
Capital Markets 0.3%
China Galaxy Securities Co.
Ltd., Class H 496,000 287,162
Construction & Engineering 0.2%
China Railway Group Ltd.,
Class H 435,000 216,442
Consumer Finance 0.2%
360 DigiTech, Inc., ADR * 7,605 154,534
Household Durables 0.2%
Q Technology Group Co. Ltd.
Reg. S (a) 151,000 214,834
Independent Power and Renewable Electricity Producers
0.6%
China Longyuan Power
Group Corp. Ltd., Class H 248,000 605,994
Interactive Media & Services 0.7%
Baidu, Inc., ADR * 946 145,448
Tencent Holdings Ltd. 9,600 562,888
708,336
Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd.,
ADR * 1,396 206,678
Vipshop Holdings Ltd., ADR * 8,080 90,011
296,689
Life Sciences Tools & Services 0.2%
WuXi AppTec Co. Ltd., Class
H Reg. S (a)(b) 9,700 226,433
Machinery 0.2%
Yangzijiang Shipbuilding
Holdings Ltd. 194,200 195,391

NVIT International Equity Fund - September 30, 2021 (Unaudited) - Statement of Investments - 19
Common Stocks
Shares Value ($)
CHINA
Marine 0.8%
COSCO SHIPPING Holdings
Co. Ltd., Class H *(a) 291,849 441,880
SITC International Holdings
Co. Ltd. 102,000 363,647
805,527
Oil, Gas & Consumable Fuels 1.8%
China Petroleum & Chemical
Corp., Class H 1,568,000 771,714
PetroChina Co. Ltd., Class H 2,322,000 1,086,926
1,858,640
Pharmaceuticals 0.5%
CSPC Pharmaceutical Group
Ltd. 427,200 507,126
Real Estate Management & Development 0.3%
China Resources Mixc
Lifestyle Services Ltd. Reg.
S (b) 63,000 348,694
Semiconductors & Semiconductor Equipment 0.3%
Silergy Corp. 2,000 293,705
Specialty Retail 0.3%
Zhongsheng Group Holdings
Ltd. 34,500 277,291
Technology Hardware, Storage & Peripherals 0.3%
Lenovo Group Ltd. (a) 242,000 259,602
Textiles, Apparel & Luxury Goods 1.5%
Bosideng International
Holdings Ltd. (a) 524,000 369,914
Li Ning Co. Ltd. (a) 96,500 1,113,216
1,483,130
11,547,441
DENMARK 2.5%
Pharmaceuticals 2.5%
Novo Nordisk A/S, Class B 26,405 2,539,767
FINLAND 1.1%
Banks 0.5%
Nordea Bank Abp (a) 40,197 515,882
Machinery 0.6%
Valmet OYJ 16,556 598,515
1,114,397
FRANCE 5.8%
Auto Components 1.0%
Cie Generale des
Etablissements Michelin
SCA 6,392 980,985
Banks 0.6%
BNP Paribas SA 8,986 575,602
Building Products 0.4%
Cie de Saint-Gobain 6,674 449,508
Chemicals 0.6%
Air Liquide SA 3,691 590,586
Electric Utilities 0.9%
Electricite de France SA (a) 84,346 1,059,204
Common Stocks
Shares Value ($)
FRANCE
Food & Staples Retailing 0.2%
Carrefour SA 10,846 195,233
Hotels, Restaurants & Leisure 0.8%
La Francaise des Jeux SAEM
Reg. S (b) 16,125 829,474
Life Sciences Tools & Services 0.3%
Sartorius Stedim Biotech 590 329,328
Personal Products 0.6%
L'Oreal SA 1,361 561,715
Textiles, Apparel & Luxury Goods 0.4%
Hermes International 110 152,028
Kering SA 299 212,657
364,685
5,936,320
GERMANY 7.1%
Air Freight & Logistics 1.6%
Deutsche Post AG
(Registered) 25,404 1,601,125
Auto Components 0.1%
Schaeffler AG (Preference) 11,006 84,617
Automobiles 1.4%
Daimler AG (Registered) 10,280 913,844
Volkswagen AG (Preference) 2,224 498,209
1,412,053
Capital Markets 0.6%
Deutsche Bank AG
(Registered) * 47,020 603,044
Chemicals 0.2%
Covestro AG Reg. S (b) 3,160 217,034
Insurance 1.7%
Allianz SE (Registered) 7,717 1,740,522
Marine 0.1%
Hapag-Lloyd AG Reg. S (a)
(b) 461 100,825
Pharmaceuticals 0.9%
Merck KGaA 4,349 945,729
Software 0.5%
SAP SE 3,722 504,233
7,209,182
GREECE 0.1%
Banks 0.1%
National Bank of Greece SA * 33,600 93,468
HONG KONG 1.6%
Building Products 1.0%
Xinyi Glass Holdings Ltd. 319,000 947,584
Machinery 0.6%
Techtronic Industries Co. Ltd. 33,000 646,914
1,594,498
INDIA 3.7%
Aerospace & Defense 0.1%
Bharat Electronics Ltd. 47,253 127,771

20 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
INDIA
Banks 0.7%
Bank of Baroda * 275,201 300,028
Punjab National Bank * 360,356 194,114
State Bank of India, GDR
Reg. S 3,438 210,980
705,122
Chemicals 0.4%
Chambal Fertilizers and
Chemicals Ltd. 29,802 135,141
Deepak Nitrite Ltd. 8,508 274,222
409,363
IT Services 2.4%
Infosys Ltd., ADR 28,860 642,135
Persistent Systems Ltd. 2,552 127,882
Tata Consultancy Services
Ltd. 17,842 903,466
Wipro Ltd., ADR 81,161 716,652
2,390,135
Software 0.1%
Cyient Ltd. 9,745 139,177
3,771,568
INDONESIA 0.3%
Diversified Telecommunication Services 0.2%
Telkom Indonesia Persero
Tbk. PT 750,000 192,510
Tobacco 0.1%
Gudang Garam Tbk. PT 52,800 119,784
312,294
ISRAEL 0.5%
Banks 0.3%
Bank Leumi Le-Israel BM 35,973 305,357
Marine 0.2%
ZIM Integrated Shipping
Services Ltd. 3,896 197,527
502,884
ITALY 1.0%
Banks 0.2%
Banco BPM SpA 55,601 174,644
Construction Materials 0.6%
Buzzi Unicem SpA 27,032 617,178
IT Services 0.2%
Reply SpA 1,330 245,013
1,036,835
JAPAN 14.6%
Automobiles 0.3%
Toyota Motor Corp. 19,000 339,876
Banks 1.2%
77 Bank Ltd. (The) 7,900 90,095
Japan Post Bank Co. Ltd. (a) 61,200 523,772
Mizuho Financial Group, Inc.
(a) 15,300 215,393
Nishi-Nippon Financial
Holdings, Inc. 28,900 185,240
Resona Holdings, Inc. 25,900 103,083
Common Stocks
Shares Value ($)
JAPAN
Banks
Sumitomo Mitsui Trust
Holdings, Inc. 6,800 232,884
1,350,467
Building Products 0.9%
AGC, Inc. 5,900 301,974
Daikin Industries Ltd. 3,000 645,266
947,240
Chemicals 0.7%
Nitto Denko Corp. (a) 2,900 206,658
Shin-Etsu Chemical Co. Ltd. 2,900 489,127
695,785
Consumer Finance 0.1%
Credit Saison Co. Ltd. 8,200 108,021
Diversified Financial Services 0.8%
ORIX Corp. 44,300 827,877
Electric Utilities 0.2%
Hokkaido Electric Power Co.,
Inc. (a) 34,100 163,389
Electrical Equipment 0.2%
Mitsubishi Electric Corp. 17,700 246,179
Entertainment 1.0%
Nintendo Co. Ltd. (a) 2,000 972,918
Food Products 0.2%
Ajinomoto Co., Inc. 5,200 153,867
Health Care Equipment & Supplies 0.2%
Hoya Corp. 1,100 172,038
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd. (a) 4,000 188,802
Household Durables 1.0%
Iida Group Holdings Co. Ltd.
(a) 22,300 573,967
Panasonic Corp. 37,900 470,420
1,044,387
Independent Power and Renewable Electricity Producers
0.4%
Electric Power Development
Co. Ltd. (a) 31,300 448,972
Insurance 1.3%
Dai-ichi Life Holdings, Inc. 49,300 1,073,460
Japan Post Holdings Co.
Ltd. * 26,700 224,722
1,298,182
Internet & Direct Marketing Retail 0.3%
ZOZO, Inc. 6,900 258,367
Machinery 0.5%
Amada Co. Ltd. (a) 47,500 492,911
Media 0.4%
CyberAgent, Inc. 7,600 147,190
SKY Perfect JSAT Holdings,
Inc. (a) 62,500 240,380
387,570

NVIT International Equity Fund - September 30, 2021 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
JAPAN
Real Estate Management & Development 0.5%
Daiwa House Industry Co.
Ltd. 13,700 457,533
Semiconductors & Semiconductor Equipment 1.3%
Disco Corp. 1,100 307,910
Tokyo Electron Ltd. 2,300 1,013,845
1,321,755
Specialty Retail 0.4%
DCM Holdings Co. Ltd. 24,600 238,572
EDION Corp. 15,500 146,357
384,929
Technology Hardware, Storage & Peripherals 0.5%
FUJIFILM Holdings Corp. 5,800 500,134
Tobacco 0.3%
Japan Tobacco, Inc. 13,800 270,955
Trading Companies & Distributors 0.2%
ITOCHU Corp. (a) 7,000 205,041
Wireless Telecommunication Services 1.5%
KDDI Corp. (a) 13,100 432,922
SoftBank Corp. (a) 89,900 1,220,596
1,653,518
14,890,713
MALAYSIA 0.1%
Industrial Conglomerates 0.1%
Sime Darby Bhd. 196,500 106,017
MALTA 0.5%
Hotels, Restaurants & Leisure 0.5%
Kindred Group plc, SDR 30,745 461,670
MEXICO 0.6%
Beverages 0.3%
Coca-Cola Femsa SAB de
CV, ADR 5,635 317,082
Metals & Mining 0.3%
Ternium SA, ADR 6,478 274,019
591,101
NETHERLANDS 3.7%
Food & Staples Retailing 0.1%
Koninklijke Ahold Delhaize
NV 4,446 147,400
Insurance 0.8%
NN Group NV 15,814 825,294
IT Services 0.2%
Adyen NV Reg. S *(b) 55 152,931
Professional Services 0.5%
Wolters Kluwer NV 4,984 526,823
Semiconductors & Semiconductor Equipment 2.1%
ASML Holding NV 2,788 2,056,631
3,709,079
POLAND 0.2%
Oil, Gas & Consumable Fuels 0.2%
Polskie Gornictwo Naftowe i
Gazownictwo SA 120,168 195,116
Common Stocks
Shares Value ($)
RUSSIA 2.5%
Beverages 0.8%
Coca-Cola HBC AG * 25,432 817,430
Oil, Gas & Consumable Fuels 1.7%
Gazprom PJSC, ADR 43,464 427,837
Lukoil PJSC, ADR 3,512 332,446
Lukoil PJSC, ADR 1,323 125,957
Rosneft Oil Co. PJSC, GDR
Reg. S 81,485 679,375
Transneft PJSC (Preference) 56 122,653
1,688,268
2,505,698
SAUDI ARABIA 0.5%
Health Care Providers & Services 0.5%
Dr Sulaiman Al Habib Medical
Services Group Co. 11,314 524,335
SINGAPORE 0.4%
Banks 0.4%
DBS Group Holdings Ltd. 8,600 190,971
Oversea-Chinese Banking
Corp. Ltd. 27,100 226,865
417,836
SOUTH AFRICA 1.2%
Metals & Mining 0.8%
Anglo American Platinum Ltd. 1,025 88,708
Anglo American plc 14,669 506,004
Impala Platinum Holdings Ltd. 10,002 111,905
Kumba Iron Ore Ltd. 3,267 107,575
814,192
Wireless Telecommunication Services 0.4%
Vodacom Group Ltd. 43,874 419,587
1,233,779
SOUTH KOREA 4.2%
Automobiles 0.3%
Kia Corp. 4,102 277,154
Banks 1.2%
Hana Financial Group, Inc. 31,138 1,201,890
Technology Hardware, Storage & Peripherals 2.7%
Samsung Electronics Co. Ltd. 45,373 2,823,961
4,303,005
SPAIN 0.5%
Banks 0.1%
Banco Santander SA 30,396 110,098
Electric Utilities 0.4%
Iberdrola SA 41,928 418,758
528,856
SWEDEN 1.0%
Household Durables 0.6%
Electrolux AB Series B (a) 10,376 239,607
Husqvarna AB, Class B 30,222 360,546
600,153
Tobacco 0.4%
Swedish Match AB 50,086 439,260
1,039,413

22 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
SWITZERLAND 4.6%
Building Products 0.8%
Geberit AG (Registered) 1,142 839,099
Capital Markets 0.7%
Credit Suisse Group AG
(Registered) 13,741 136,239
Partners Group Holding AG 254 395,405
UBS Group AG (Registered) 14,075 224,918
756,562
Pharmaceuticals 2.6%
Roche Holding AG 7,190 2,623,658
Technology Hardware, Storage & Peripherals 0.5%
Logitech International SA
(Registered) 5,326 471,691
4,691,010
TAIWAN 4.0%
Chemicals 0.4%
Formosa Plastics Corp. 31,000 124,644
Nan Ya Plastics Corp. 94,000 304,808
429,452
Diversified Financial Services 0.5%
Yuanta Financial Holding Co.
Ltd. 580,000 510,496
Electronic Equipment, Instruments & Components 0.8%
Delta Electronics, Inc. 93,000 836,651
Marine 0.4%
Evergreen Marine Corp.
Taiwan Ltd. 68,000 298,894
Yang Ming Marine Transport
Corp. * 25,000 105,253
404,147
Semiconductors & Semiconductor Equipment 1.9%
Himax Technologies, Inc.,
ADR (a) 18,469 197,064
MediaTek, Inc. 6,000 193,400
Taiwan Semiconductor
Manufacturing Co. Ltd. 57,000 1,175,399
United Microelectronics Corp. 51,000 116,374
Vanguard International
Semiconductor Corp. 31,000 166,783
1,849,020
4,029,766
THAILAND 0.3%
Electronic Equipment, Instruments & Components 0.3%
Hana Microelectronics PCL 118,700 276,242
TURKEY 0.3%
Banks 0.2%
Turkiye Garanti Bankasi A/S 190,496 197,792
Wireless Telecommunication Services 0.1%
Turkcell Iletisim Hizmetleri
A/S 75,828 130,697
328,489
UNITED ARAB EMIRATES 0.4%
Real Estate Management & Development 0.4%
Aldar Properties PJSC 348,682 387,199
Common Stocks
Shares Value ($)
UNITED KINGDOM 8.3%
Banks 2.0%
Barclays plc 360,236 918,741
Natwest Group plc 180,417 547,464
Standard Chartered plc 90,822 532,272
1,998,477
Capital Markets 0.2%
Abrdn plc 52,889 181,578
Food Products 0.3%
Tate & Lyle plc 34,560 321,857
Media 0.2%
Future plc 3,225 158,122
Multiline Retail 0.7%
B&M European Value Retail
SA 21,712 172,375
Next plc 4,881 535,281
707,656
Personal Products 1.3%
Unilever plc 24,727 1,333,711
Pharmaceuticals 0.9%
GlaxoSmithKline plc 50,297 949,382
Specialty Retail 0.7%
Dunelm Group plc 8,215 155,656
Halfords Group plc 21,955 89,956
Kingfisher plc 66,086 298,990
Pets at Home Group plc 27,431 176,650
721,252
Tobacco 1.3%
Imperial Brands plc 62,530 1,304,960
Wireless Telecommunication Services 0.7%
Vodafone Group plc 475,975 719,979
8,396,974
UNITED STATES 1.9%
Automobiles 0.5%
Stellantis NV (a) 25,537 488,604
Construction Materials 0.4%
James Hardie Industries plc
CHDI 11,626 417,012
Electrical Equipment 1.0%
Schneider Electric SE 5,915 983,429
1,889,045
Total Common Stocks
(cost $84,885,676) 99,647,048

NVIT International Equity Fund - September 30, 2021 (Unaudited) - Statement of Investments - 23
Repurchase Agreements 2.6%
Principal
Amount ($) Value ($)
Cantor Fitzgerald &
Co., 0.06%, dated
9/30/2021, due
10/1/2021, repurchase
price $2,092,245,
collateralized by U.S.
Government Agency
Securities, ranging from
0.44% - 6.00%, maturing
5/1/2024 - 7/20/2071;
total market value
$2,134,086.(c) 2,092,241 2,092,241
NatWest Markets
Securities, Inc., 0.05%,
dated 9/28/2021, due
10/5/2021, repurchase
price $500,005,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 2.88%, maturing
10/15/2021 - 5/15/2031;
total market value
$510,002.(c) 500,000 500,000
Total Repurchase Agreements
(cost $2,592,241) 2,592,241
Total Investments
(cost $87,477,917)   — 100.7% 102,239,289
Liabilities in excess of other assets
— (0.7)% (716,106)
NET ASSETS — 100.0%
$ 101,523,183
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2021. The total value of securities on
loan as of September 30, 2021 was $9,824,105, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $2,592,241 and by
$7,839,081 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/7/2021 –
2/15/2051, a total value of $10,431,322.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2021 was $2,367,919 which represents 2.33% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2021 was
$2,592,241.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SDR Swedish Depository Receipt

24 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT International Equity Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT International Equity Fund - September 30, 2021 (Unaudited) - Statement of Investments - 25
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 127,771 $ – $ 127,771
Air Freight & Logistics – 1,601,125 – 1,601,125
Auto Components – 1,065,602 – 1,065,602
Automobiles – 3,010,215 – 3,010,215
Banks 618,917 9,962,018 – 10,580,935
Beverages 317,082 817,430 – 1,134,512
Biotechnology – 675,229 – 675,229
Building Products – 3,183,431 – 3,183,431
Capital Markets 266,133 1,828,346 – 2,094,479
Chemicals – 2,342,220 – 2,342,220
Construction & Engineering – 216,442 – 216,442
Construction Materials – 1,034,190 – 1,034,190
Consumer Finance 154,534 108,021 – 262,555
Diversified Financial Services – 1,338,373 – 1,338,373
Diversified Telecommunication Services – 192,510 – 192,510
Electric Utilities – 1,641,351 – 1,641,351
Electrical Equipment – 1,229,608 – 1,229,608
Electronic Equipment, Instruments &
Components – 1,112,893 – 1,112,893
Entertainment – 972,918 – 972,918
Equity Real Estate Investment Trusts
(REITs) 214,330 143,142 – 357,472
Food & Staples Retailing 789,111 342,633 – 1,131,744
Food Products 142,300 615,001 – 757,301
Health Care Equipment & Supplies – 172,038 – 172,038
Health Care Providers & Services – 920,530 – 920,530
Hotels, Restaurants & Leisure – 1,479,946 – 1,479,946
Household Durables – 1,859,374 – 1,859,374
Independent Power and Renewable
Electricity Producers – 1,054,966 – 1,054,966
Industrial Conglomerates – 106,017 – 106,017
Insurance 1,146,145 4,059,880 – 5,206,025
Interactive Media & Services 145,448 562,888 – 708,336
Internet & Direct Marketing Retail 296,689 258,367 – 555,056
IT Services 2,183,996 1,429,292 – 3,613,288
Life Sciences Tools & Services – 555,761 – 555,761
Machinery – 1,933,731 – 1,933,731
Marine 197,527 1,310,499 – 1,508,026
Media 221,757 545,692 – 767,449
Metals & Mining 896,329 3,228,668 – 4,124,997
Multiline Retail – 707,656 – 707,656
Oil, Gas & Consumable Fuels 1,636,677 3,409,578 – 5,046,255
Personal Products – 1,895,426 – 1,895,426
Pharmaceuticals – 7,565,662 – 7,565,662
Professional Services 1,704,571 526,823 – 2,231,394
Real Estate Management & Development – 1,193,426 – 1,193,426
Road & Rail 771,203 – – 771,203
Semiconductors & Semiconductor
Equipment 197,064 5,324,047 – 5,521,111
Software 283,419 643,410 – 926,829
Specialty Retail – 1,992,686 – 1,992,686
Technology Hardware, Storage &
Peripherals – 4,055,388 – 4,055,388
Textiles, Apparel & Luxury Goods – 1,847,815 – 1,847,815
Tobacco – 2,134,959 – 2,134,959
Trading Companies & Distributors – 205,041 – 205,041

26 - Statement of Investments - September 30, 2021 (Unaudited) - NVIT International Equity Fund
Level 1 Level 2 Level 3 Total
Assets:
Wireless Telecommunication Services $ – $ 2,923,781 $ – $ 2,923,781
Total Common Stocks $ 12,183,232 $ 87,463,816 $ – $ 99,647,048
Repurchase Agreements – 2,592,241 – 2,592,241
Total $ 12,183,232 $ 90,056,057 $ – $ 102,239,289
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.